            As filed with the Securities and Exchange Commission on
                               September 26, 1997

                       1933 Act Registration No. 2-80543
                       1940 Act Registration No. 811-3605
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                              ---------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                   UNDER THE
                      SECURITIES ACT OF 1933         (   )

                   Post-Effective Amendment No. 35     ( X )

                                     and/or

                             REGISTRATION STATEMENT
                                   UNDER THE
                    INVESTMENT COMPANY ACT OF 1940     (   )

                        Amendment No. 36           ( X )
                       (Check appropriate box or boxes)
                             ---------------------

                              THE BENCHMARK FUNDS
               (Exact name of registrant as specified in charter)

                                4900 Sears Tower
                            Chicago, Illinois 60606
                    (Address of principal executive offices)
              (Registrant's Telephone Number, including Area Code)
                                  800-621-2550
                      -----------------------------------

Michael J. Richman, Secretary     with a copy to:
Goldman Sachs Asset Management    W. Bruce McConnel, III
85 Broad Street                   Drinker Biddle & Reath
New York, NY  10004               Suite 1100
                                  1345 Chestnut Street
                                  Philadelphia, PA
                                  19107-3496
(name and address of agent for service)
It is proposed that this filing will become effective
(check appropriate box)

( )    immediately upon filing pursuant to paragraph (b)

(X)  on (October 1) pursuant to paragraph (b)

( )  60 days after filing pursuant to paragraph (a)(1)

( )  On (date)pursuant to paragraph (a)(1)

( )  75 days after filing pursuant to paragraph(a)(2) of Rule 485

( )  On (date) pursuant to paragraph (a)(2) of Rule 485


================================================================================

Pursuant to Rule 24f-2 under the Investment Company Act of 1940,
Registrant has registered an indefinite number of its units of beneficial interest under the Securities Act of 1933. On January 28, 1997, Registrant filed a Rule 24f-2 Notice for its fiscal year ended November 30, 1996. Registrant continues its election to register an indefinite number of units of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                              THE BENCHMARK FUNDS
                     Fixed Income and Equity Portfolios


                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


Part A                                Caption
------                                -------

1.  Cover Page                        Cover Page

2.  Synopsis                          Summary of Expenses

3.  Condensed Financial               Financial Highlights
    Information

4.  General Description               Summary of Expenses; Investment
    of Registrant                     Information; Organization

5.  Management of the Fund            Trust Information

6.  Capital Stock and                 Trust Information; Investing;
    Other Securities                  Net Asset Value; Organization

7.  Purchase of Securities            Trust Information; Investing;
    Being Offered                     Net Asset Value;

8.  Redemption or Repurchase          Investing

9.  Pending legal Proceedings         Not Applicable


Part B                                Caption
------                                -------

10. Cover Page                        Cover Page

11. Table of Contents                 Index

12. General Information               Description of Units; Other
    and History                       Information

13. Investment Objectives             Investment Objectives and Policies;
                                      Investment Restrictions

14. Management of the Fund            Additional Trust Information--
                                      Investment Adviser, Transfer Agent and
                                      Custodian; -- Administrator and
                                      Distributor

15. Control Persons and               Additional Trust Information--
    Principal Holders                 Description of Units

16. Investment Advisory               Additional Trust Information--
     and Other Services                   Investment Adviser, Transfer Agent and
                                          Custodian; Portfolio Transactions

17.  Brokerage Allocation                 Portfolio Transactions

18.  Capital Stock and                    Description of Units
     Other Securities

19.  Purchase, Redemption and             Description of Units; Additional Trust
     Pricing of Securities                Information--In-Kind Purchase
     Being Offered

20.  Tax Status                           Taxes

21.  Underwriters                         Additional Trust Information--
                                          Administrator and Distributor

22.  Calculation of Performance           Performance Information
     Data

23.  Financial Statements                 Financial Statements

Part C
------
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

THE BENCHMARK FUNDS


                                                        Fixed
The Benchmark Funds                                     Income and
                                                        Equity
                                                        Portfolios


Investment Adviser, Transfer Agent and Custodian:
The Northern Trust Company 50 S. LaSalle Street Chicago, IL 60675

Administrator and Distributor:
Goldman, Sachs & Co. 4900 Sears Tower Chicago, IL 60606
The
Benchmark
Funds

Fixed
Income and Equity
Portfolios



PROSPECTUS

OCTOBER 1, 1997

                              THE BENCHMARK FUNDS
                    (Advised by The Northern Trust Company)

This Prospectus describes six fixed income, one balanced and six equity portfolios (the "Portfolios") offered by The Benchmark Funds (the "Trust") to institutional investors.

 The U.S. GOVERNMENT SECURITIES PORTFOLIO seeks to maximize total return with reasonable risk by investing in a broad range of U.S. Government securities and maintaining a dollar-weighted average maturity of between 1 and 5 years. The SHORT-INTERMEDIATE BOND PORTFOLIO seeks to maximize total return consistent with reasonable risk by investing in a broad range of bonds and other fixed income securities and maintaining a dollar-weighted average maturity of between 2 and 5 years.
 The U.S. TREASURY INDEX PORTFOLIO seeks to provide investment results approximating the performance of the Lehman Brothers Treasury Bond Index (the "Lehman Index") by investing primarily in securities represented in the Lehman Index.
 The BOND PORTFOLIO seeks to maximize total return consistent with reasonable risk by investing in a broad range of bonds and other fixed income securities and maintaining a dollar-weighted average maturity of between 5 and 15 years.

 The INTERMEDIATE BOND PORTFOLIO seeks to maximize total return consistent with reasonable risk by investing in a broad range of bonds and other fixed income securities and maintaining a dollar-weighted average maturity of between 3 and 10 years.
 The INTERNATIONAL BOND PORTFOLIO seeks to maximize total return consistent with reasonable risk by investing primarily in a broad range of bonds and other fixed income securities of foreign issuers while maintaining a dollar-weighted average maturity of between 3 and 11 years.
 The BALANCED PORTFOLIO seeks to provide long-term capital appreciation and current income by investing in stocks, bonds and cash equivalents.
 The EQUITY INDEX PORTFOLIO seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index") by investing substantially all of its assets in securities comprising the S&P Index.
 The DIVERSIFIED GROWTH PORTFOLIO seeks to provide long-term capital appreciation with income a secondary consideration by investing principally in common and preferred stocks and securities convertible into common stock of growth companies.
 The FOCUSED GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in common stocks of growth companies. Any income received is incidental to the objective of capital appreciation.
 The SMALL COMPANY INDEX PORTFOLIO seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000 Small Stock Index (the "Russell Index") by investing substantially all of its assets in securities represented in the Russell Index.
 The INTERNATIONAL EQUITY INDEX PORTFOLIO seeks to provide investment results approximating the aggregate price and dividend performance of the securities in the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East Index (the "EAFE Index").
 The INTERNATIONAL GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing principally in common and preferred stocks and securities convertible into common stock of foreign issuers. Any income received is incidental to the objective of capital appreciation.

 This Prospectus provides information about the Portfolios that you should know before investing. It should be read and retained for future reference. If you would like more detailed information, a Statement of Additional Information (the "Additional Statement") dated October 1, 1997 is available upon request without charge by writing to the Trust's distributor, Goldman, Sachs & Co. ("Goldman Sachs"), 4900 Sears Tower, Chicago, Illinois 60606 or by calling 1-800-621-2550.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             The date of this Prospectus is October 1, 1997.

THE NORTHERN TRUST COMPANY             INVESTMENT ADVISER, TRANSFER AGENT AND
50 S. LaSalle Street                   CUSTODIAN
Chicago, Illinois 60675
312-630-6000


Each Portfolio is advised by The Northern Trust Company ("Northern"). Units of all Portfolios other than the Small Company Index and International Equity Index Portfolios are sold and redeemed without any purchase or redemption charge imposed by the Trust, although Northern and other institutions may charge their customers for services provided in connection with their investments. The Small Company Index and International Equity Index Portfolios require the payment of an additional transaction fee with respect to purchase transactions equal to 0.75% and 1.00%, respectively, of the amount invested.


                                     INDEX

                                          PAGE
                                          ----
SUMMARY OF EXPENSES                         3
-------------------
FINANCIAL HIGHLIGHTS                        9
--------------------
INVESTMENT INFORMATION                     25
----------------------
 Introduction                              25
 U.S. Government Securities Portfolio      25
 Short-Intermediate Bond Portfolio         25
 U.S. Treasury Index Portfolio             26
 Bond Portfolio                            26
 Intermediate Bond Portfolio               27
 International Bond Portfolio              27
 Balanced Portfolio                        28
 Equity Index Portfolio                    29
 Diversified Growth Portfolio              30
 Focused Growth Portfolio                  30
 Small Company Index Portfolio             30
 International Equity Index Portfolio      31
 International Growth Portfolio            33
 Special Risks and Other Considerations    33
 Description of Securities and
  Common Investment Techniques             36
 Investment Restrictions                   48

                                          PAGE
                                          ----
TRUST INFORMATION                          48
-----------------
 Board of Trustees                         48
 Investment Adviser, Transfer Agent
  and Custodian                            48
 Portfolio Managers                        50
 Administrator and Distributor             52
 Unitholder Servicing Plan                 52
 Service Information                       53
INVESTING                                  53
---------
 Purchase of Units                         53
 Redemption of Units                       56
 Distributions                             58
 Taxes                                     59
NET ASSET VALUE                            61
---------------
PERFORMANCE INFORMATION                    61
-----------------------
ORGANIZATION                               62
------------
MISCELLANEOUS                              63
-------------

                              SUMMARY OF EXPENSES

The following table sets forth certain information regarding the unitholder transaction expenses imposed by the Trust and the annualized operating expenses the Portfolios (except the Intermediate Bond and the International Equity Index Portfolio) incurred during the Trust's last fiscal year, and the estimated annualized operating expenses the Intermediate Bond and the International Equity Index Portfolio expect to incur during the current fiscal year. Hypothetical examples based on the table are also shown. Investors should note that units of each Portfolio have been classified into four separate classes, Class A, B, C and D units. Each class is distinguished by the level of administrative support and transfer agency services provided. Class A, B, C and D units represent pro rata interests in a Portfolio except that different unitholder servicing fees and transfer agency fees are payable by Class A, B, C and D units in a Portfolio. See "Trust Information-- Unitholder Servicing Plan."

                            U.S. Government Securities        Short-Intermediate Bond
                          ------------------------------- --------------------------------
                          Class A Class B Class C Class D Class A Class B Class  C Class D
                           Units   Units   Units   Units   Units   Units   Units    Units
                          ------- ------- ------- ------- ------- ------- -------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..   None    None    None    None    None    None     None    None
 Additional Transaction
  Fee (as a percentage
  of amount invested)...   None    None    None    None    None    None     None    None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........   None    None    None    None    None    None     None    None
 Deferred Sales Charge
  Imposed on
  Redemptions...........   None    None    None    None    None    None     None    None
 Redemption Fees........   None    None    None    None    None    None     None    None
 Exchange Fees..........   None    None    None    None    None    None     None    None
Annual Operating
 Expenses After Expense
 Reimbursements and Fee
 Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1).....   .25%    .25%    .25%    .25%    .25%    .25%     .25%    .25%
 12b-1 Fees.............   None    None    None    None    None    None     None    None
 Other Operating Ex-
  penses
  Servicing Fees(2).....   None    .10%    .15%    .25%    None    .10%     .15%    .25%
  Transfer Agency
   Fees(2)..............   .01%    .05%    .10%    .15%    .01%    .05%     .10%    .15%
  Other Expenses After
   Expense
   Reimbursements and
   Fee Reductions(3,4)..   .10%    .10%    .10%    .10%    .10%    .10%     .10%    .10%
                           ----    ----    ----    ----    ----    ----     ----    ----
  Total Other Operating
   Expenses(3,4)........   .11%    .25%    .35%    .50%    .11%    .25%     .35%    .50%
                           ----    ----    ----    ----    ----    ----     ----    ----
 Total Operating
  Expenses(1,2,3,4).....   .36%    .50%    .60%    .75%    .36%    .50%     .60%    .75%
                           ====    ====    ====    ====    ====    ====     ====    ====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............     $4      $5      $6      $8      $4      $5       $6      $8
 Three Years............    $12     $16     $19     $24     $12     $16      $19     $24
 Five Years.............    $20     $28     $33     $42     $20     $28      $33     $42
 Ten Years..............    $46     $63     $75     $93     $46     $63      $75     $93

                                U.S. Treasury Index                    Bond
                          ------------------------------- -------------------------------
                          Class A Class B Class C Class D Class A Class B Class C Class D
                           Units   Units   Units   Units   Units   Units   Units   Units
                          ------- ------- ------- ------- ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..   None    None    None    None    None    None    None    None
 Additional Transaction
  Fee (as a percentage
  of amount invested)...   None    None    None    None    None    None    None    None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........   None    None    None    None    None    None    None    None
 Deferred Sales Charge
  Imposed on
  Redemptions...........   None    None    None    None    None    None    None    None
 Redemption Fees........   None    None    None    None    None    None    None    None
 Exchange Fees..........   None    None    None    None    None    None    None    None
Annual Operating
 Expenses After Expense
 Reimbursements and Fee
 Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1).....   .15%    .15%    .15%    .15%    .25%    .25%    .25%    .25%
 12b-1 Fees.............   None    None    None    None    None    None    None    None
 Other Operating Ex-
  penses
  Servicing Fees(2).....   None    .10%    .15%    .25%    None    .10%    .15%    .25%
  Transfer Agency
   Fees(2)..............   .01%    .05%    .10%    .15%    .01%    .05%    .10%    .15%
  Other Expenses After
   Expense
   Reimbursements and
   Fee Reductions(3,4)..   .10%    .10%    .10%    .10%    .10%    .10%    .10%    .10%
                           ----    ----    ----    ----    ----    ----    ----    ----
  Total Other Operating
   Expenses(3,4)........   .11%    .25%    .35%    .50%    .11%    .25%    .35%    .50%
                           ----    ----    ----    ----    ----    ----    ----    ----
 Total Operating
  Expenses(1,2,3,4).....   .26%    .40%    .50%    .65%    .36%    .50%    .60%    .75%
                           ====    ====    ====    ====    ====    ====    ====    ====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............     $3      $4      $5      $7      $4      $5      $6      $8
 Three Years............     $8     $13     $16     $21     $12     $16     $19     $24
 Five Years.............    $15     $22     $28     $36     $20     $28     $33     $42
 Ten Years..............    $33     $51     $63     $81     $46     $63     $75     $93

                                                Intermediate Bond Portfolio(7)
                                                -------------------------------
                                                Class A Class B Class C Class D
                                                 Units   Units   Units   Units
                                                ------- ------- ------- -------
Unitholder Transaction Expenses
 Maximum Sales Charge Imposed on Purchases....   None    None    None    None
 Additional Transaction Fee (as a percentage
  of the amount invested).....................   None    None    None    None
 Deferred Sales Charge Imposed on Reinvested
  Distributions...............................   None    None    None    None
 Deferred Sales Charge Imposed on Redemptions.   None    None    None    None
 Redemption Fees..............................   None    None    None    None
 Exchange Fees................................   None    None    None    None
Annual Operating Expenses After Expense
 Reimbursements and
 Fee Reductions (as a percentage of average
 daily net assets).
 Management Fees After Fee Reductions(1)......   .25%    .25%    .25%    .25%
 12b-1 Fees...................................   None    None    None    None
 Other Operating Expenses
  Servicing Fees(2)...........................   None    .10%    .15%    .25%
  Transfer Agency Fees(2).....................   .01%    .05%    .10%    .15%
  Other Expenses (After Expense Reimbursements
   and
   Fee Reductions(3,4)........................   .10%    .10%    .10%    .10%
                                                 ----    ----    ----    ----
  Total Other Operating Expenses(3,4).........   .11%    .25%    .35%    .50%
                                                 ----    ----    ----    ----
 Total Operating Expenses(1,2,3,4)............   .36%    .50%    .60%    .75%
                                                 ====    ====    ====    ====
Example of Expenses. Based on the foregoing
 table, you would pay the following expenses
 on a hypothetical $1,000 investment, assuming
 a 5% annual return and redemption at the end
 of each time period:
 One Year.....................................     $4      $5      $6      $8
 Three Years..................................    $12     $16     $19     $24
 Five Years...................................    N/A     N/A     N/A     N/A
 Ten Years....................................    N/A     N/A     N/A     N/A

                                International Bond                   Balanced
                          ------------------------------- -------------------------------
                          Class A Class B Class C Class D Class A Class B Class C Class D
                           Units   Units   Units   Units   Units   Units   Units   Units
                          ------- ------- ------- ------- ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..   None     None    None    None   None    None    None     None
 Additional Transaction
  Fee (as a percentage
  of amount invested)...   None     None    None    None   None    None    None     None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........   None     None    None    None   None    None    None     None
 Deferred Sales Charge
  Imposed on
  Redemptions...........   None     None    None    None   None    None    None     None
 Redemption Fees........   None     None    None    None   None    None    None     None
 Exchange Fees..........   None     None    None    None   None    None    None     None
Annual Operating
 Expenses After Expense
 Reimbursements and Fee
 Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1).....   .70%     .70%    .70%    .70%   .50%    .50%    .50%     .50%
 12b-1 Fees.............   None     None    None    None   None    None    None     None
 Other Operating Ex-
  penses
  Servicing Fees(2).....   None     .10%    .15%    .25%   None    .10%    .15%     .25%
  Transfer Agency
   Fees(2)..............   .01%     .05%    .10%    .15%   .01%    .05%    .10%     .15%
  Other Expenses After
   Expense
   Reimbursements and
   Fee Reductions(3,4)..   .25%     .25%    .25%    .25%   .10%    .10%    .10%     .10%
                           ----    -----   -----   -----   ----    ----    ----    -----
  Total Other Operating
   Expenses(3,4)........   .26%     .40%    .50%    .65%   .11%    .25%    .35%     .50%
                           ----    -----   -----   -----   ----    ----    ----    -----
 Total Operating
  Expenses(1,2,3,4).....   .96%    1.10%   1.20%   1.35%   .61%    .75%    .85%    1.00%
                           ====    =====   =====   =====   ====    ====    ====    =====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............    $10      $11     $12     $14     $6      $8      $9      $10
 Three Years............    $31      $35     $38     $43    $20     $24     $27      $32
 Five Years.............    $53      $61     $66     $74    $34     $42     $47      $55
 Ten Years..............   $118     $134    $145    $162    $76     $93    $105     $122
                                  Equity Index(6)               Diversified Growth
                          ------------------------------- -------------------------------
                          Class A Class B Class C Class D Class A Class B Class C Class D
                           Units   Units   Units   Units   Units   Units   Units   Units
                          ------- ------- ------- ------- ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..   None     None    None    None   None    None    None     None
 Additional Transaction
  Fee (as a percentage
  of amount invested)...   None     None    None    None   None    None    None     None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........   None     None    None    None   None    None    None     None
 Deferred Sales Charge
  Imposed on
  Redemptions...........   None     None    None    None   None    None    None     None
 Redemption Fees........   None     None    None    None   None    None    None     None
 Exchange Fees..........   None     None    None    None   None    None    None     None
Annual Operating
 Expenses After Expense
 Reimbursements and Fee
 Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1).....   .10%     .10%    .10%    .10%   .55%    .55%    .55%     .55%
 12b-1 Fees.............   None     None    None    None   None    None    None     None
 Other Operting Expenses
  Servicing Fees(2).....   None     .10%    .15%    .25%   None    .10%    .15%     .25%
  Transfer Agency
   Fees(2)..............   .01%     .05%    .10%    .15%   .01%    .05%    .10%     .15%
  Other Expenses After
   Expense
   Reimbursements and
   Fee
   Reductions(3,4,5)....   .11%     .11%    .11%    .11%   .10%    .10%    .10%     .10%
                           ----    -----   -----   -----   ----    ----    ----    -----
  Total Other Operating
   Expenses(3,4,5)......   .12%     .26%    .36%    .51%   .11%    .25%    .35%     .50%
                           ----    -----   -----   -----   ----    ----    ----    -----
 Total Operating
  Expenses(1,2,3,4,5)...   .22%     .36%    .46%    .61%   .66%    .80%    .90%    1.05%
                           ====    =====   =====   =====   ====    ====    ====    =====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............     $2       $4      $5      $6     $7      $8      $9      $11
 Three Years............     $7      $12     $15     $20    $21     $26     $29      $33
 Five Years.............    $12      $20     $26     $34    $37     $44     $50      $58
 Ten Years..............    $28      $46     $58     $76    $82     $99    $111     $128

                                  Focused Growth              Small Company Index(6)
                          ------------------------------- -------------------------------
                          Class A Class B Class C Class D Class A Class B Class C Class D
                           Units   Units   Units   Units   Units   Units   Units   Units
                          ------- ------- ------- ------- ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..   None     None    None    None   None    None    None    None
 Additional Transaction
  Fee (as a percentage
  of amount
  invested)(6)..........   None     None    None    None   .75%    .75%    .75%    .75%
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........   None     None    None    None   None    None    None    None
 Deferred Sales Charge
  Imposed on
  Redemptions...........   None     None    None    None   None    None    None    None
 Redemption Fees........   None     None    None    None   None    None    None    None
 Exchange Fees..........   None     None    None    None   None    None    None    None
Annual Operating
 Expenses After Expense
 Reimbursements and
 Fee Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1).....   .80%     .80%    .80%    .80%   .20%    .20%    .20%    .20%
 12b-1 Fees.............   None     None    None    None   None    None    None    None
 Other Operating Ex-
  penses
  Servicing Fees(2).....   None     .10%    .15%    .25%   None    .10%    .15%    .25%
  Transfer Agency
   Fees(2)..............   .01%     .05%    .10%    .15%   .01%    .05%    .10%    .15%
  Other Expenses After
   Expense
   Reimbursements and
   Fee
   Reductions(3,4,5)....   .10%     .10%    .10%    .10%   .11%    .11%    .11%    .11%
                           ----    -----   -----   -----   ----    ----    ----    ----
  Total Other Operating
   Expenses(3,4,5)......   .11%     .25%    .35%    .50%   .12%    .26%    .36%    .51%
                           ----    -----   -----   -----   ----    ----    ----    ----
 Total Operating
  Expenses(1,2,3,4,5,)..   .91%    1.05%   1.15%   1.30%   .32%    .46%    .56%    .71%
                           ====    =====   =====   =====   ====    ====    ====    ====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............     $9      $11     $12     $13    $11     $12     $13     $15
 Three Years............    $29      $33     $37     $41    $18     $22     $25     $30
 Five Years.............    $50      $58     $63     $71    $25     $33     $39     $47
 Ten Years..............   $112     $128    $140    $157    $48     $65     $77     $95

                          International Equity Index Portfolio(7)          International Growth
                          ------------------------------------------  -------------------------------
                           Class A    Class B    Class C    Class D   Class A Class B Class C Class D
                            Units      Units      Units      Units     Units   Units   Units   Units
                          ---------  ---------  ---------  ---------  ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..        None       None       None       None   None    None    None    None
 Additional Transaction
  Fee (as a percentage
  of amount
  invested)(6)..........       1.00%      1.00%      1.00%      1.00%   None    None    None    None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........        None       None       None       None   None    None    None    None
 Deferred Sales Charge
  Imposed on
  Redemptions...........        None       None       None       None   None    None    None    None
 Redemption Fees........        None       None       None       None   None    None    None    None
 Exchange Fees..........        None       None       None       None   None    None    None    None
Annual Operating
 Expenses After Expense
 Reimbursements and
 Fee Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1).....        .25%       .25%       .25%       .25%   .80%    .80%    .80%    .80%
 12b-1 Fees.............        None       None       None       None   None    None    None    None
 Other Operating Ex-
  penses
  Servicing Fees(2).....        None       .10%       .15%       .25%   None    .10%    .15%    .25%
  Transfer Agency
   Fees(2)..............        .01%       .05%       .10%       .15%   .01%    .05%    .10%    .15%
  Other Expenses After
   Expense
   Reimbursements and
   Fee Reductions(3,4)..        .25%       .25%       .25%       .25%   .25%    .25%    .25%    .25%
                           ---------  ---------  ---------  ---------  -----   -----   -----   -----
  Total Other Operating
   Expenses(3,4)........        .26%       .40%       .50%       .65%   .26%    .40%    .50%    .65%
                           ---------  ---------  ---------  ---------  -----   -----   -----   -----
 Total Operating
  Expenses(1,2,3,4).....        .51%       .65%       .75%       .90%  1.06%   1.20%   1.30%   1.45%
                           =========  =========  =========  =========  =====   =====   =====   =====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............         $15        $17        $18        $19    $11     $12     $13     $15
 Three Years............         $22        $24        $25        $26    $34     $38     $41     $46
 Five Years.............          NA         NA         NA         NA    $58     $66     $71     $79
 Ten Years..............          NA         NA         NA         NA   $129    $145    $157    $174

----------

(1) For the fiscal year ending November 30, 1996, Northern voluntarily reduced its advisory fee for the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios to .25%, .25%, .15%, .25%, .70%, .50%, .10%, .55%, .80%, .20% and .80%, respectively, of the Portfolios' respective average daily net assets (advisory fees are otherwise payable at the annual rate of .60%, .60%, .40%, .60%, .90%, .80%, .30%, .80%, 1.10%,
    .40% and 1.00%, respectively, of the Portfolios' respective average daily net assets). In addition, Northern has voluntarily agreed to reduce its advisory fee for the Intermediate Bond and International Equity Index Portfolios to .25% of the Portfolios' average daily net assets for the current fiscal year (advisory fees are otherwise payable at the annual rate of .60% and .50% of the Intermediate Bond and International Equity Index Portfolios' respective average daily net assets).

(2) The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with Institutions or other financial intermediaries under which they render (or arrange to have rendered) certain unitholder administrative support services for their Customers or other Investors who beneficially own Class B, C and D units in return for a fee ("Servicing Fee") of up to .10%, .15%, and .25%, respectively, per annum of the value of each Portfolio's outstanding Class B, C and D units, respectively. The Trust also allocates transfer agency fees, which are attributable to the Class A, B, C and D units in a Portfolio, separately to such units, as reflected in the table. For further information, see "Investment Adviser, Transfer Agent and Custodian" and "Unitholder Servicing Plan" under the heading "Trust Information" in this Prospectus.

(3) For the fiscal year ending November 30, 1996, Goldman Sachs reduced its administration fee (otherwise payable with respect to each Portfolio during such period at the annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the Portfolio's net assets) to .10% of each Portfolio's average net assets. In addition, Goldman Sachs reimbursed expenses for each Portfolio to the extent that the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Nothern for its duties as adviser and certain other expenses) exceeded on an annualized basis .25% of the International Bond, International Growth and International Equity Index Portfolio's average daily net assets and .10% of each other Portfolio's average daily net assets for such fiscal year. The expense information in the table has, accordingly, been presented to reflect these fee reductions and expense reimbursements (estimated in the case of the Intermediate Bond and International Equity Index Portfolios). Effective May 1, 1997, Goldman Sachs is entitled to an administration fee from each Portfolio at an annual rate of .15% of the average daily net assets of each of the International Equity Index, International Growth and International Bond Portfolios and .10% of the average daily net assets of each other Portfolio. In addition, Goldman Sachs has agreed that it will reimburse "Other Operating Expenses" for each Portfolio (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as adviser and transfer agent, servicing fees and certain extraordinary expenses) which exceed on an annualized basis .25% of the International Bond, International Growth and International Equity Index Portfolio's average daily net assets and .10% of each other Portfolio's average daily net assets for a fiscal year.

(4) Without the undertakings of Northern and Goldman Sachs, and had all classes of units been outstanding during the year ending November 30, 1996, "Other Expenses" in the foregoing table would have been as follows: U.S. Government Securities Portfolio -- .33%; Short-Intermediate Bond Portfolio -- .27%; U.S. Treasury Index Portfolio -- .63%; Bond Portfolio -- .23%; International Bond Portfolio -- .67%; Balanced Portfolio--.39%; Equity Index Portfolio--.19%; Diversified Growth Portfolio--.29%; Focused Growth Portfolio--.32%; Small Company Index Portfolio--.38%; and International Growth Portfolio--.42%; and the total annual operating expenses would have been as follows for Class A, B, C and D units, respectively: U.S. Government Securities Portfolio--.94%, 1.08%, 1.18% and 1.33%; Short-Intermediate Bond Portfolio--.88%, 1.02%, 1.12% and 1.27%; U.S. Treasury Index Portfolio--1.04%, 1.18%, 1.28% and 1.43%; Bond Portfolio--.84%, .98%,
    1.08% and 1.23%; International Bond Portfolio--1.58%, 1.72%, 1.82% and 1.97%; Balanced Portfolio--1.20%, 1.34%, 1.44% and 1.59%; Equity Index Portfolio--.50%, .64%, .74% and .89%; Diversified Growth Portfolio--1.10%, 1.24%, 1.34% and 1.49%; Focused Growth Portfolio--1.43%, 1.57%, 1.67% and
    1.82%; Small Company Index Portfolio--.79%, .93%, 1.03% and 1.18%; and International Growth Portfolio--1.43%, 1.57%, 1.67% and 1.82%, based on actual expenses incurred during the fiscal year ended November 30, 1996. Without the undertakings of Northern and Goldman Sachs, it is estimated that "Other Expenses" would be .46% for the Intermediate Bond Portfolio and .59% for the International Equity Index Portfolio, and total annual operating expenses for the Intermediate Bond and International Equity Index Portfolio's Class A, B, C and D units would be 1.07%, 1.21%, 1.31% and 1.46% and 1.10%, 1.24%, 1.34% and 1.49%, respectively, for the current fiscal year. See note (7) below. For a more complete description of the Portfolios' expenses, see "Trust Information" in this Prospectus.

(5) The actual expense ratios reflected in the above table for each class of the Equity Index and Small Company Index Portfolios include interest expense of .01%, associated with temporary borrowings. Interest expense is not subject to voluntary expense limitations. Had the Portfolios not experienced such temporary borrowings, the total annual operating expense ratios would have been as follows: Equity Index Class A, B, C and D units-- .21%, .35%, .45% and .60%, respectively, and Small Company Index Class A, B, C and D units--

  .31%, .45%, .55% and .70%, respectively. Whether such borrowings will occur in any given year and the actual amount of such borrowings is difficult to predict. The expenses noted in the table under "Other Expenses After Expense Reimbursements and Fee Reductions" have been restated with respect to Class B and C units of the Small Company Index Portfolios and Class B units of the Equity Index Portfolio to reflect what such expenses would have been had such classes of units of those Portfolios been outstanding for the entire fiscal year ended November 30, 1996.

(6) To prevent the Small Company Index Portfolio and International Equity Index Portfolio from being adversely affected by the transaction costs associated with unit purchases, the Portfolios will sell units at a price equal to the net asset value of the units plus an additional transaction fee equal to .75% and 1.00%, respectively, of such value. Such amounts are not sales charges, but are retained by the Portfolio for the benefit of all unitholders. (See "Investment Information--Small Company Index Portfolio," "Investment Information--International Equity Index Portfolio," "Investing--Purchase of Units" and "Investing--Redemption of Units").

(7) Since the Portfolio does not yet have an operating history for a full fiscal year, the costs and expenses included in the table and hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated.

                             --------------------

THE PURPOSE OF THE FOREGOING TABLE IS TO ASSIST YOU IN UNDERSTANDING THE VARIOUS UNITHOLDER TRANSACTION AND OPERATING EXPENSES OF EACH PORTFOLIO THAT UNITHOLDERS BEAR DIRECTLY OR INDIRECTLY. IT DOES NOT, HOWEVER, REFLECT ANY CHARGES WHICH MAY BE IMPOSED BY NORTHERN, ITS AFFILIATES AND CORRESPONDENT BANKS AND OTHER INSTITUTIONS ON THEIR CUSTOMERS AS DESCRIBED UNDER "INVESTING--PURCHASE OF UNITS." THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS

The following data with respect to a unit (of the class specified) of the Portfolios outstanding for the period ended May 31, 1997 is unaudited. The remaining data has been audited by Ernst & Young LLP, independent auditors, as indicated in their report incorporated by reference into the Additional Statement from the annual report to unitholders for the fiscal year ended November 30, 1996 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. No information is presented with respect to Class C units of the Short-Intermediate Bond, U.S. Treasury Index, International Bond, Diversified Growth, Small Company Index and International Growth Portfolios, units of any class of the Intermediate Bond Portfolio, and Class B units of the Portfolios because no such units were outstanding during the periods presented. The Annual Report also contains additional performance information and is available upon request and without charge by calling the telephone number or writing to the address on the first page of this Prospectus.

For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,


                                     U.S. Government Securities Portfolio
                                   ---------------------------------------------
                                                   Class A
                                   ---------------------------------------------
                                    1997     1996     1995     1994     1993 (a)
                                   -------  -------  -------  -------   -------
NET ASSET VALUE, BEGINNING OF PE-
 RIOD                              $ 20.07  $ 20.08  $ 19.05  $ 20.07   $ 20.00
Income from investment
 operations:
 Net investment income                0.58     1.02     1.05     0.91      0.55
 Net realized and unrealized gain
  (loss)                             (0.23)   (0.01)    1.02    (1.02)     0.05
                                   -------  -------  -------  -------   -------
Total income (loss) from
 investment operations                0.35     1.01     2.07    (0.11)     0.60
                                   -------  -------  -------  -------   -------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income               (0.57)   (1.02)   (1.04)   (0.91)    (0.53)
                                   -------  -------  -------  -------   -------
Total distributions to
 unitholders                         (0.57)   (1.02)   (1.04)   (0.91)    (0.53)
                                   -------  -------  -------  -------   -------
Net increase (decrease)              (0.22)   (0.01)    1.03    (1.02)     0.07
                                   -------  -------  -------  -------   -------
NET ASSET VALUE, END OF PERIOD     $ 19.85  $ 20.07  $ 20.08  $ 19.05   $ 20.07
                                   =======  =======  =======  =======   =======
Total return (d)                      1.82%    5.15%   11.18%   (0.57)%    3.00%
Ratio to average net assets
 of (e):
 Expenses, net of waivers and re-
  imbursements                        0.36%    0.36%    0.36%    0.36%     0.43%
 Expenses, before waivers and
  reimbursements                      0.92%    0.94%    1.09%    1.12%     1.18%
 Net investment income, net of
  waivers and reimbursements          5.83%    5.22%    5.43%    4.62%     4.18%
 Net investment income, before
  waivers and reimbursements          5.27%    4.64%    4.70%    3.86%     3.43%
Portfolio turnover rate              68.48%  119.75%  141.14%   45.55%    20.59%
Net assets at end of period (in
 thousands)                        $79,575  $92,351  $56,329  $25,293   $32,479
                                   =======  =======  =======  =======   =======

(a) Commenced investment operations on April 5, 1993.
(b) Class C units were issued on December 29, 1995.
(c) Class D units were issued on September 15, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

                                                U.S. Government Securities Portfolio
                                            --------------------------------------------------
                                                Class C                  Class D
                                            ----------------  --------------------------------
                                             1997   1996 (b)   1997    1996     1995  1994 (c)
                                            ------  --------  ------  ------  ------  --------
NET ASSET VALUE, BEGINNING OF PERIOD        $20.14    $20.13  $20.03  $20.04  $19.05    $19.43
Income from investment operations:
 Net investment income                        0.55      0.91    0.53    0.96    0.96      0.22
 Net realized and unrealized gain (loss)     (0.29)    (0.12)  (0.22)  (0.03)   1.00     (0.38)
                                            ------  --------  ------  ------  ------  --------
Total income (loss) from investment
 operations                                   0.26      0.79    0.31    0.93    1.96     (0.16)
                                            ------  --------  ------  ------  ------  --------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                       (0.55)    (0.86)  (0.53)  (0.94)  (0.97)    (0.22)
                                            ------  --------  ------  ------  ------  --------
Total distributions to unitholders           (0.55)    (0.86)  (0.53)  (0.94)  (0.97)    (0.22)
                                            ------  --------  ------  ------  ------  --------
Net increase (decrease)                      (0.29)    (0.07)  (0.22)  (0.01)   0.99     (0.38)
                                            ------  --------  ------  ------  ------  --------
NET ASSET VALUE, END OF PERIOD              $19.85    $20.06  $19.81  $20.03  $20.04    $19.05
                                            ======  ========  ======  ======  ======  ========
Total return (d)                              1.72%     4.05%   1.63%   4.77%  10.66%    (0.90)%
Ratio to average net assets of (e):
 Expenses, net of waivers and
  reimbursements                              0.60%     0.60%   0.75%   0.75%   0.75%     0.75%
 Expenses, before waivers and
  reimbursements                              1.16%     1.18%   1.31%   1.33%   1.48%     1.51%
 Net investment income, net of waivers and
  reimbursements                              5.59%     4.97%   5.44%   4.83%   5.08%     4.65%
 Net investment income, before waivers and
  reimbursements                              5.03%     4.39%   4.88%   4.25%   4.35%     3.89%
Portfolio turnover rate                      68.48%   119.75%  68.48% 119.75% 141.14%    45.55%
Net assets at end of period (in thousands)  $3,692    $3,535  $  299  $  225  $   67    $   13
                                            ======  ========  ======  ======  ======  ========

FINANCIAL HIGHLIGHTS

For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,

                                              Short-Intermediate Bond Portfolio
                          ---------------------------------------------------------------------------------
                                            Class A                                   Class D
                          -----------------------------------------------  --------------------------------
                            1997      1996      1995     1994    1993 (a)   1997    1996    1995   1994 (b)
                          --------  --------  --------  -------  --------  ------  ------  ------  --------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  20.70  $  20.73  $  19.53  $ 20.33  $  20.00  $20.66  $20.71  $19.53   $19.82
Income from investment
 operations:
 Net investment income        0.67      1.14      1.02     0.97      0.85    0.63    1.07    0.94     0.23
 Net realized and
  unrealized gain (loss)     (0.36)    (0.01)     1.19    (0.80)     0.31   (0.36)  (0.02)   1.18    (0.29)
                          --------  --------  --------  -------  --------  ------  ------  ------   ------
Total income (loss) from
 investment operations        0.31      1.13      2.21     0.17      1.16    0.27    1.05    2.12    (0.06)
                          --------  --------  --------  -------  --------  ------  ------  ------   ------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.65)    (1.16)    (1.01)   (0.97)    (0.83)  (0.62)  (1.10)  (0.94)   (0.23)
 Net realized gain           (0.05)       --        --       --        --   (0.05)     --      --       --
                          --------  --------  --------  -------  --------  ------  ------  ------   ------
Total distributions to
 unitholders                 (0.70)    (1.16)    (1.01)   (0.97)    (0.83)  (0.67)  (1.10)  (0.94)   (0.23)
                          --------  --------  --------  -------  --------  ------  ------  ------   ------
Net increase (decrease)      (0.39)    (0.03)     1.20    (0.80)     0.33   (0.40)  (0.05)   1.18    (0.29)
                          --------  --------  --------  -------  --------  ------  ------  ------   ------
NET ASSET VALUE, END OF
 PERIOD                   $  20.31  $  20.70  $  20.73  $ 19.53  $  20.33  $20.26  $20.66  $20.71   $19.53
                          ========  ========  ========  =======  ========  ======  ======  ======   ======
Total return (c)              1.57%     5.68%    11.58%    0.84%     5.90%   1.37%   5.22%  11.09%   (0.30)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      0.36%     0.36%     0.36%    0.36%     0.36%   0.75%   0.75%   0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements      0.87%     0.88%     0.91%    0.95%     1.00%   1.26%   1.27%   1.30%    1.34%
 Net investment income,
  net of waivers and
  reimbursements              6.63%     5.83%     5.14%    4.84%     4.79%   6.24%   4.96%   4.85%    4.42%
 Net investment income,
  before waivers and
  reimbursements              6.12%     5.31%     4.59%    4.25%     4.15%   5.73%   4.44%   4.30%    3.83%
Portfolio turnover rate      36.24%    47.68%    54.68%   48.67%    19.48%  36.24%  47.68%  54.68%   48.67%
Net assets at end of pe-
 riod (in thousands)      $157,461  $153,675  $158,678  $96,209  $107,550  $  460  $  343  $   13   $    1
                          ========  ========  ========  =======  ========  ======  ======  ======   ======

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

FINANCIAL HIGHLIGHTS

For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,

                                              U.S. Treasury Index Portfolio
                          -------------------------------------------------------------------------------
                                          Class A                                   Class D
                          ---------------------------------------------  --------------------------------
                           1997     1996     1995     1994     1993 (a)   1997    1996    1995   1994 (b)
                          -------  -------  -------  -------   --------  ------  ------  ------  --------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 20.60  $ 20.78  $ 18.77  $ 21.05   $ 20.00   $20.57  $20.75  $18.77   $18.80
Income from investment
 operations:
 Net investment income       0.59     1.19     1.11     1.15      0.95     0.55    1.17    1.00     0.09
 Net realized and
  unrealized gain (loss)    (0.52)   (0.18)    2.01    (1.93)     1.02    (0.52)  (0.24)   2.03    (0.03)
                          -------  -------  -------  -------   -------   ------  ------  ------   ------
Total income (loss) from
 investment operations       0.07     1.01     3.12    (0.78)     1.97     0.03    0.93    3.03     0.06
                          -------  -------  -------  -------   -------   ------  ------  ------   ------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.58)   (1.19)   (1.11)   (1.14)    (0.92)   (0.55)  (1.11)  (1.05)   (0.09)
 Net realized gain             --       --       --    (0.36)       --       --      --      --       --
                          -------  -------  -------  -------   -------   ------  ------  ------   ------
Total distributions to
 unitholders                (0.58)   (1.19)   (1.11)   (1.50)    (0.92)   (0.55)  (1.11)  (1.05)   (0.09)
                          -------  -------  -------  -------   -------   ------  ------  ------   ------
Net increase (decrease)     (0.51)   (0.18)    2.01    (2.28)     1.05    (0.52)  (0.18)   1.98    (0.03)
                          -------  -------  -------  -------   -------   ------  ------  ------   ------
NET ASSET VALUE, END OF
 PERIOD                   $ 20.09  $ 20.60  $ 20.78  $ 18.77   $ 21.05   $20.05  $20.57  $20.75   $18.77
                          =======  =======  =======  =======   =======   ======  ======  ======   ======
Total return (c)             0.40%    5.10%   16.95%   (3.80)%    9.94%    0.21%   4.72%  16.43%    0.37%
Ratio to average net as-
 sets of (d):
 Expenses, net of
  waivers and
  reimbursements             0.26%    0.26%    0.26%    0.26%     0.26%    0.65%   0.65%   0.65%    0.65%
 Expenses, before
  waivers and
  reimbursements             0.88%    1.04%    0.89%    0.79%     0.83%    1.27%   1.43%   1.28%    1.18%
 Net investment income,
  net of waivers and
  reimbursements             5.98%    5.93%    5.09%    5.60%     5.11%    5.59%   5.57%   5.41%    6.05%
 Net investment income,
  before waivers and
  reimbursements             5.36%    5.15%    4.46%    5.07%     4.54%    4.97%   4.79%   4.78%    5.52%
Portfolio turnover rate     28.92%   42.49%   80.36%   52.80%    77.75%   28.92%  42.49%  80.36%   52.80%
Net assets at end of
 period (in thousands)    $29,206  $26,273  $17,674  $37,305   $71,456   $1,390  $  848  $  286   $   --
                          =======  =======  =======  =======   =======   ======  ======  ======   ======

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

FINANCIAL HIGHLIGHTS

For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,

                                             Bond Portfolio
                              -------------------------------------------------
                                                Class A
                              -------------------------------------------------
                                1997      1996      1995      1994     1993 (a)
                              --------  --------  --------  --------   --------
NET ASSET VALUE, BEGINNING
 OF PERIOD                    $  20.77  $  20.96  $  18.29  $  20.70   $  20.00
Income from investment
 operations:
 Net investment income            0.64      1.29      1.17      1.42       1.42
 Net realized and unrealized
  gain (loss)                    (0.36)    (0.19)     2.66     (2.21)      0.66
                              --------  --------  --------  --------   --------
Total income (loss) from
 investment operations            0.28      1.10      3.83     (0.79)      2.08
                              --------  --------  --------  --------   --------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income           (0.63)    (1.26)    (1.14)    (1.46)     (1.38)
 Net realized gain                  --        --        --     (0.15)        --
 Return of capital                  --     (0.03)    (0.02)    (0.01)        --
                              --------  --------  --------  --------   --------
Total distributions to
 unitholders                     (0.63)    (1.29)    (1.16)    (1.62)     (1.38)
                              --------  --------  --------  --------   --------
Net increase (decrease)          (0.35)    (0.19)     2.67     (2.41)      0.70
                              --------  --------  --------  --------   --------
NET ASSET VALUE, END OF
 PERIOD                       $  20.42  $  20.77  $  20.96  $  18.29   $  20.70
                              ========  ========  ========  ========   ========
Total return (b)                  1.38%     5.57%    21.55%    (4.04)%    10.60%
Ratio to average net assets
 of (c):
 Expenses, net of waivers
  and reimbursements              0.36%     0.36%     0.36%     0.36%      0.36%
 Expenses, before waivers
  and reimbursements              0.81%     0.84%     0.84%     0.87%      0.92%
 Net investment income, net
  of waivers and
  reimbursements                  6.45%     6.39%     5.94%     7.31%      7.84%
 Net investment income, be-
  fore waivers and
  reimbursements                  6.00%     5.91%     5.46%     6.80%      7.28%
Portfolio turnover rate          59.12%   101.38%    74.19%   103.09%     89.06%
Net assets at end of period
 (in thousands)               $409,859  $366,850  $286,301  $257,391   $245,112
                              ========  ========  ========  ========   ========

(a) Commenced investment operations on January 11, 1993.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

                                              Bond Portfolio
                          ------------------------------------------------------------
                                  Class C                       Class D
                          -------------------------- ---------------------------------
                           1997     1996    1995 (a)  1997    1996     1995   1994 (b)
                          -------  -------  -------- ------  -------  ------  --------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 20.78  $ 20.96   $20.21  $20.76  $ 20.94  $18.29   $18.74
Income from investment
 operations:
 Net investment income       0.59     1.25     0.47    0.63     1.22    1.08     0.28
 Net realized and
  unrealized gain (loss)    (0.34)   (0.18)    0.74   (0.40)   (0.18)   2.66    (0.45)
                          -------  -------   ------  ------  -------  ------   ------
Total income (loss) from
 investment operations       0.25     1.07     1.21    0.23     1.04    3.74    (0.17)
                          -------  -------   ------  ------  -------  ------   ------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.61)   (1.22)   (0.45)  (0.59)   (1.19)  (1.09)   (0.28)
 Return of capital             --    (0.03)   (0.01)     --    (0.03)     --       --
                          -------  -------   ------  ------  -------  ------   ------
Total distributions to
 unitholders                (0.61)   (1.25)   (0.46)  (0.59)   (1.22)  (1.09)   (0.28)
                          -------  -------   ------  ------  -------  ------   ------
Net increase (decrease)     (0.36)   (0.18)    0.75   (0.36)   (0.18)   2.65    (0.45)
                          -------  -------   ------  ------  -------  ------   ------
Net asset value, end of
 period                   $ 20.42  $ 20.78   $20.96  $20.40  $ 20.76  $20.94   $18.29
                          =======  =======   ======  ======  =======  ======   ======
Total return (c)             1.24%    5.33%    6.08%   1.19%    5.17%  21.06%   (0.94)%
Ratio to average net as-
 sets of (d):
 Expenses, net of
  waivers and
  reimbursements             0.60%    0.60%    0.60%   0.75%    0.75%   0.75%    0.75%
 Expenses, before
  waivers and
  reimbursements             1.05%    1.08%    1.08%   1.20%    1.23%   1.23%    1.26%
 Net investment income,
  net of waivers and
  reimbursements             5.75%    6.09%    5.59%   6.01%    5.99%   5.48%    6.31%
 Net investment income,
  before waivers and
  reimbursements             5.30%    5.61%    5.11%   5.56%    5.51%   5.00%    5.80%
Portfolio turnover rate     59.12%  101.38%   74.19%  59.12%  101.38%  74.19%  103.09%
Net assets at end of pe-
 riod (in thousands)      $55,664  $ 7,342   $3,704  $  166  $   220  $  120   $   15
                          =======  =======   ======  ======  =======  ======   ======

(a) Class C units were issued on July 3, 1995.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

FINANCIAL HIGHLIGHTS

For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,

                                        International Bond Portfolio
                          ----------------------------------------------------------------
                                       Class A                          Class D
                          -------------------------------------  -------------------------
                            1997      1996     1995    1994 (a)   1997     1996   1995 (b)
                          --------   -------  -------  -------   ------   ------   ------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD            $ 22.16   $ 21.74  $ 19.93  $ 20.00   $22.14   $21.74   $22.17
Income from investment
 operations:
 Net investment income        0.60      1.54     1.26     0.79     0.47     1.37     0.02
 Net realized and
  unrealized gain (loss)     (1.71)     0.43     2.28     0.01    (1.61)    0.51    (0.08)
                          --------   -------  -------  -------   ------   ------   ------
Total income (loss) from
 investment operations       (1.11)     1.97     3.54     0.80    (1.14)    1.88    (0.06)
                          --------   -------  -------  -------   ------   ------   ------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income
  (c)                        (0.39)    (1.55)   (1.73)   (0.87)   (0.38)   (1.48)   (0.37)
 Net realized gain           (0.34)       --       --       --    (0.34)      --       --
                          --------   -------  -------  -------   ------   ------   ------
Total distributions to
 unitholders                 (0.73)    (1.55)   (1.73)   (0.87)   (0.72)   (1.48)   (0.37)
                          --------   -------  -------  -------   ------   ------   ------
Net increase (decrease)      (1.84)     0.42     1.81    (0.07)   (1.86)    0.40    (0.43)
                          --------   -------  -------  -------   ------   ------   ------
NET ASSET VALUE, END OF
 PERIOD                    $ 20.32   $ 22.16  $ 21.74  $ 19.93   $20.28   $22.14   $21.74
                          ========   =======  =======  =======   ======   ======   ======
Total return (d)             (5.10)%    9.47%   18.20%    4.03%   (5.29)%   9.04%   (0.30)%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements      0.96%     0.96%    0.96%    0.96%    1.35%    1.35%    1.35%
 Expenses, before waiv-
  ers and reimbursements      1.56%     1.58%    1.47%    1.49%    1.95%    1.97%    1.86%
 Net investment income,
  net of waivers and re-
  imbursements                5.64%     5.91%    5.92%    5.93%    5.04%    5.67%    3.26%
 Net investment income,
  before waivers and re-
  imbursements                5.04%     5.29%    5.41%    5.40%    4.44%    5.05%    2.75%
Portfolio turnover rate      12.78%    33.89%   54.46%   88.65%   12.78%   33.89%   54.46%
Net assets at end of pe-
 riod (in thousands)       $28,464   $34,183  $32,673  $26,947   $   57   $   52   $    9
                          ========   =======  =======  =======   ======   ======   ======

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 20, 1995.
(c) Distributions to unitholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

FINANCIAL HIGHLIGHTS

For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,

                                                      Balanced Portfolio
                          -----------------------------------------------------------------------------------
                                          Class A                            Class C            Class D
                          ---------------------------------------------  -----------------  -----------------
                           1997     1996     1995     1994     1993 (a)   1997    1996 (b)   1997    1996 (c)
                          -------  -------  -------  -------   -------   -------  -------   -------  -------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 12.24  $ 11.05  $  9.50  $ 10.22   $ 10.00   $ 12.24  $ 11.12   $ 12.23  $ 11.34
Income (loss) from in-
 vestment operations:
 Net investment income       0.18     0.34     0.34     0.24      0.09      0.17     0.29      0.16     0.22
 Net realized and
  unrealized gain (loss)     0.60     1.19     1.55    (0.72)     0.22      0.59     1.12      0.60     0.96
                          -------  -------  -------  -------   -------   -------  -------   -------  -------
Total income (loss) from
 investment operations       0.78     1.53     1.89    (0.48)     0.31      0.76     1.41      0.76     1.18
                          -------  -------  -------  -------   -------   -------  -------   -------  -------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.18)   (0.34)   (0.34)   (0.22)    (0.09)    (0.17)   (0.29)    (0.17)   (0.29)
 Net realized gain          (0.31)      --       --    (0.02)       --     (0.31)      --     (0.31)      --
                          -------  -------  -------  -------   -------   -------  -------   -------  -------
Total distributions to
 unitholders                (0.49)   (0.34)   (0.34)   (0.24)    (0.09)    (0.48)   (0.29)    (0.48)   (0.29)
                          -------  -------  -------  -------   -------   -------  -------   -------  -------
Net increase (decrease)      0.29     1.19     1.55    (0.72)     0.22      0.28     1.12      0.28     0.89
                          -------  -------  -------  -------   -------   -------  -------   -------  -------
NET ASSET VALUE, END OF
 PERIOD                   $ 12.53  $ 12.24  $ 11.05  $  9.50   $ 10.22   $ 12.52  $ 12.24   $ 12.51  $ 12.23
                          =======  =======  =======  =======   =======   =======  =======   =======  =======
Total return (d)             6.54%   14.07%   20.22%   (4.76)%    3.12%     6.39%   12.72%     6.34%   10.55%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements     0.61%    0.61%    0.61%    0.61%     0.61%     0.85%    0.85%     1.00%    1.00%
 Expenses, before waiv-
  ers and reimbursements     1.18%    1.20%    1.28%    1.50%     1.62%     1.42%    1.44%     1.57%    1.59%
 Net investment income,
  net of waivers and re-
  imbursements               2.97%    3.03%    3.36%    2.56%     2.20%     2.73%    2.80%     2.58%    2.78%
 Net investment income,
  before waivers and re-
  imbursements               2.40%    2.44%    2.69%    1.68%     1.19%     2.16%    2.21%     2.01%    2.19%
Portfolio turnover rate     36.07%  104.76%   93.39%   75.69%    35.03%    36.07%  104.76%    36.07%  104.76%
Average commission rate
 per share                $0.0685  $0.0718       NA       NA        NA   $0.0685  $0.0718   $0.0685  $0.0718
Net assets at end of pe-
 riod (in thousands)      $49,298  $45,157  $38,897  $31,462   $15,928   $ 5,116  $ 5,997   $   292  $   232
                          =======  =======  =======  =======   =======   =======  =======   =======  =======

(a) Commenced investment operations on July 1, 1993.
(b) Class C units were issued on December 29, 1995.
(c) Class D units were issued on February 20, 1996.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

FINANCIAL HIGHLIGHTS

For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,

                                        Equity Index Portfolio
                         ---------------------------------------------------------
                                           Class A
                         ------------------------------------------------
                           1997      1996      1995      1994    1993 (a)
                         --------  --------  --------  --------  --------
NET ASSET VALUE,
 BEGINNING OF PERIOD     $  16.79  $  13.86  $  10.60  $  10.78  $  10.00
 Income from investment
  operations:
 Net investment income       0.15      0.31      0.30      0.27      0.22
 Net realized and
  unrealized gain (loss)     1.90      3.36      3.47     (0.18)     0.78
                         --------  --------  --------  --------  --------
Total income from
 investment operations       2.05      3.67      3.77      0.09      1.00
                         --------  --------  --------  --------  --------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.15)    (0.31)    (0.30)    (0.27)    (0.22)
 Net realized gain          (0.83)    (0.43)    (0.21)       --        --
                         --------  --------  --------  --------  --------
Total distributions to
 unitholders                (0.98)    (0.74)    (0.51)    (0.27)    (0.22)
                         --------  --------  --------  --------  --------
Net increase (decrease)      1.07      2.93      3.26     (0.18)     0.78
                         --------  --------  --------  --------  --------
NET ASSET VALUE, END OF
 PERIOD                  $  17.86  $  16.79  $  13.86  $  10.60  $  10.78
                         ========  ========  ========  ========  ========
Total return (d)            12.96%    27.53%    36.60%     0.87%    10.08%
Ratio to average net
 assets of (e):
 Expenses, net of
  waivers and
  reimbursements             0.22%     0.22%     0.22%     0.23%     0.21%
 Expenses, before
  waivers and
  reimbursements             0.47%     0.50%     0.54%     0.59%     0.66%
 Net investment income,
  net of waivers and
  reimbursements             1.83%     2.12%     2.54%     2.62%     2.62%
 Net investment income,
  before waivers and
  reimbursements             1.58%     1.84%     2.22%     2.25%     2.17%
Portfolio turnover rate      5.16%    18.02%    15.27%    71.98%     2.06%
Average commission rate
 per share               $ 0.0279  $ 0.0228        NA        NA        NA
Net assets at end of
 period (in thousands)   $747,088  $675,804  $479,763  $281,817  $219,282
                         ========  ========  ========  ========  ========

(a) Commenced investment operations on January 11, 1993.
(b) Class C units were issued on September 28, 1995.
(c) Class D units were issued on September 14, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

                                           Equity Index Portfolio
                          --------------------------------------------------------------
                                  Class C                         Class D
                          --------------------------  ----------------------------------
                           1997     1996    1995 (b)   1997     1996     1995   1994 (c)
                          -------  -------  --------  -------  -------  ------  --------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $ 16.79  $ 13.86  $ 13.43   $ 16.77  $ 13.83  $10.60   $10.96
 Income (loss) from
  investment operations:
 Net investment income       0.13     0.28     0.05      0.14     0.27    0.25     0.02
 Net realized and
  unrealized gain (loss)     1.91     3.35     0.45      1.88     3.36    3.47    (0.31)
                          -------  -------  -------   -------  -------  ------   ------
Total income (loss) from
 investment operations       2.04     3.63     0.50      2.02     3.63    3.72    (0.29)
                          -------  -------  -------   -------  -------  ------   ------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.15)   (0.27)   (0.07)    (0.14)   (0.26)  (0.28)   (0.07)
 Net realized gain          (0.83)   (0.43)      --     (0.83)   (0.43)  (0.21)      --
                          -------  -------  -------   -------  -------  ------   ------
Total distributions to
 unitholders                (0.98)   (0.70)   (0.07)    (0.97)   (0.69)  (0.49)   (0.07)
                          -------  -------  -------   -------  -------  ------   ------
Net increase (decrease)      1.06     2.93     0.43      1.05     2.94    3.23    (0.36)
                          -------  -------  -------   -------  -------  ------   ------
NET ASSET VALUE, END OF
 PERIOD                   $ 17.85  $ 16.79  $ 13.86   $ 17.82  $ 16.77  $13.83   $10.60
                          =======  =======  =======   =======  =======  ======   ======
Total return (d)            12.83%   27.24%    3.94%    12.76%   27.20%  36.20%   (2.68)%
Ratio to average net
 assets of (e):
 Expenses, net of
  waivers and
  reimbursements             0.46%    0.46%    0.46%     0.61%    0.61%   0.61%    0.60%
 Expenses, before
  waivers and
  reimbursements             0.71%    0.74%    0.78%     0.86%    0.89%   0.93%    0.96%
 Net investment income,
  net of waivers and
  reimbursements             1.59%    1.89%    2.29%     1.44%    1.78%   2.07%    2.67%
 Net investment income,
  before waivers and
  reimbursements             1.34%    1.61%    1.97%     1.19%    1.50%   1.75%    2.31%
Portfolio turnover rate      5.16%   18.02%   15.27%     5.16%   18.02%  15.27%   71.98%
Average commission rate
 per share                $0.0279  $0.0228       NA   $0.0279  $0.0228      NA       NA
Net assets at end of
 period (in thousands)    $64,838  $53,929  $18,390   $18,924  $ 8,005  $  810   $    3
                          =======  =======  =======   =======  =======  ======   ======

FINANCIAL HIGHLIGHTS

For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,

                                                  Diversified Growth Portfolio
                          -------------------------------------------------------------------------------------
                                            Class A                                      Class D
                          -------------------------------------------------  ----------------------------------
                            1997      1996      1995      1994     1993 (a)   1997     1996     1995   1994 (b)
                          --------  --------  --------  --------   --------  -------  -------  ------   ------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $  14.36  $  12.20  $   9.88  $  10.65   $  10.00  $ 14.26  $ 12.16  $ 9.88   $10.41
Income (loss) from
 investment operations:
 Net investment income        0.06      0.14      0.15      0.09       0.09     0.06     0.11    0.11     0.01
 Net realized and
  unrealized gain (loss)      1.50      2.33      2.26     (0.83)      0.65     1.46     2.29    2.25    (0.54)
                          --------  --------  --------  --------   --------  -------  -------  ------   ------
Total income (loss) from
 investment operations        1.56      2.47      2.41     (0.74)      0.74     1.52     2.40    2.36    (0.53)
                          --------  --------  --------  --------   --------  -------  -------  ------   ------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.14)    (0.15)    (0.09)    (0.01)     (0.09)   (0.13)   (0.14)  (0.08)      --
 Net realized gain           (1.46)    (0.16)       --     (0.02)        --    (1.46)   (0.16)     --       --
                          --------  --------  --------  --------   --------  -------  -------  ------   ------
Total distributions to
 unitholders                 (1.60)    (0.31)    (0.09)    (0.03)     (0.09)   (1.59)   (0.30)  (0.08)      --
                          --------  --------  --------  --------   --------  -------  -------  ------   ------
Net increase (decrease)      (0.04)     2.16      2.32     (0.77)      0.65    (0.07)    2.10    2.28    (0.53)
                          --------  --------  --------  --------   --------  -------  -------  ------   ------
NET ASSET VALUE, END OF
 PERIOD                   $  14.32  $  14.36  $  12.20  $   9.88   $  10.65  $ 14.19  $ 14.26  $12.16   $ 9.88
                          ========  ========  ========  ========   ========  =======  =======  ======   ======
Total return (c)             12.27%    20.83%    24.55%    (6.98)%     7.38%   12.06%   20.39%  24.19%   (5.14)%
Ratio to average net as-
 sets of (d):
 Expenses, net of
  waivers and
  reimbursements              0.67%     0.66%     0.69%     0.67%      0.71%    1.06%    1.05%   1.08%    1.05%
 Expenses, before
  waivers and
  reimbursements              1.09%     1.10%     1.12%     1.08%      1.13%    1.48%    1.49%   1.51%    1.46%
 Net investment income,
  net of waivers and
  reimbursements              0.82%     0.98%     1.16%     0.77%      1.04%    0.43%    0.59%   0.73%    0.94%
 Net investment income,
  before waivers and
  reimbursements              0.40%     0.54%     0.73%     0.35%      0.62%    0.01%    0.15%   0.30%    0.53%
Portfolio turnover rate      13.99%    59.99%    81.65%    78.94%    140.88%   13.99%   59.99%  81.65%   78.94%
Average commission rate
 per share                $ 0.0684  $ 0.0655        NA        NA         NA  $0.0684  $0.0655      NA       NA
Net assets at end of pe-
 riod (in thousands)      $140,667  $142,055  $146,731  $164,963   $199,053  $   607  $   433  $  221   $   40
                          ========  ========  ========  ========   ========  =======  =======  ======   ======

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

FINANCIAL HIGHLIGHTS

For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,

                                                        Focused Growth Portfolio
                          ------------------------------------------------------------------------------------------------------
                                           Class A                                 Class C                  Class D
                          --------------------------------------------------   ------------------   ----------------------------
                            1997       1996      1995      1994     1993 (a)    1997     1996 (b)    1997      1996     1995 (c)
                          --------   --------   -------   -------   -------    -------   -------    -------   -------    ------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $  14.48   $  12.53   $  9.79   $ 10.43   $ 10.00    $ 14.47   $ 13.46    $ 14.37   $ 12.48    $ 9.55
Income (loss) from
 investment operations:
 Net investment income
  (loss)                      0.01       0.02      0.05      0.02      0.01         --     (0.01)        --     (0.03)     0.02
 Net realized and
  unrealized gain (loss)      1.40       2.17      2.71     (0.66)     0.43       1.39      1.02       1.37      2.15      2.93
                          --------   --------   -------   -------   -------    -------   -------    -------   -------    ------
Total income (loss) from
 investment operations        1.41       2.19      2.76     (0.64)     0.44       1.39      1.01       1.37      2.12      2.95
                          --------   --------   -------   -------   -------    -------   -------    -------   -------    ------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.02)     (0.05)    (0.02)       --     (0.01)     (0.01)       --      (0.01)    (0.04)    (0.02)
 Net realized gain           (1.68)     (0.19)       --        --        --      (1.68)       --      (1.68)    (0.19)       --
                          --------   --------   -------   -------   -------    -------   -------    -------   -------    ------
Total distributions to
 unitholders                 (1.70)     (0.24)    (0.02)       --     (0.01)     (1.69)       --      (1.69)    (0.23)    (0.02)
                          --------   --------   -------   -------   -------    -------   -------    -------   -------    ------
Net increase (decrease)      (0.29)      1.95      2.74     (0.64)     0.43      (0.30)     1.01      (0.32)     1.89      2.93
                          --------   --------   -------   -------   -------    -------   -------    -------   -------    ------
NET ASSET VALUE, END OF
 PERIOD                   $  14.19   $  14.48   $ 12.53   $  9.79   $ 10.43    $ 14.17   $ 14.47    $ 14.05   $ 14.37    $12.48
                          ========   ========   =======   =======   =======    =======   =======    =======   =======    ======
Total return (d)             11.25%     17.82%    28.38%    (6.15)%    4.33%     11.13%     7.51%     11.04%    17.42%    30.97%
Ratio to average net as-
 sets of (e):
 Expenses, net of waivers
  and reimbursements          0.92%      0.91%     0.91%     0.91%     0.91%      1.16%     1.15%      1.31%     1.30%     1.30%
 Expenses, before waivers
  and reimbursements          1.41%      1.43%     1.47%     1.55%     1.88%      1.65%     1.67%      1.80%     1.82%     1.86%
 Net investment income
  (loss), net of waivers
  and reimbursements          0.22%      0.12%     0.46%     0.24%     0.14%     (0.02)%   (0.12)%    (0.17)%   (0.28)%   (0.11)%
 Net investment income
  (loss), before waivers
  and reimbursements         (0.27)%    (0.40)%   (0.10)%   (0.39)%   (0.83)%    (0.51)%   (0.64)%    (0.66)%   (0.80)%   (0.67)%
Portfolio turnover rate      60.73%    116.78%    85.93%    74.28%    27.48%     60.73%   116.78%     60.73%   116.78%    85.93%
Average commission rate
 per share                $ 0.0671   $ 0.0730        NA        NA        NA    $0.0671   $0.0730    $0.0671   $0.0730        NA
Net assets at end of
 period (in thousands)    $114,152   $106,250   $86,099   $57,801   $32,099    $ 7,333   $ 6,993    $   724   $   656    $  489
                          ========   ========   =======   =======   =======    =======   =======    =======   =======    ======

(a) Commenced investment operations on July 1, 1993.
(b) Class C units were issued on June 14, 1996.
(c) Class D units were issued on December 8, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

FINANCIAL HIGHLIGHTS

For the Six Months Ended May 31, 1997 (Unaudited) and Years Ended November 30,

                                             Small Company Index Portfolio
                          ----------------------------------------------------------------------------
                                            Class A                                 Class D
                          ------------------------------------------------  --------------------------
                            1997      1996     1995      1994     1993 (a)   1997     1996    1995 (b)
                          --------  --------  -------  --------   --------  -------  -------  --------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  13.97  $  12.98  $ 10.86  $  11.29   $ 10.00   $ 13.96  $ 12.95   $10.51
Income (loss) from in-
 vestment operations:
 Net investment income        0.09      0.19     0.16      0.14      0.11      0.14     0.13     0.18
 Net realized and
  unrealized gain (loss)      0.94      1.75     2.67     (0.30)     1.29      0.88     1.83     2.96
                          --------  --------  -------  --------   -------   -------  -------   ------
Total income (loss) from
 investment operations        1.03      1.94     2.83     (0.16)     1.40      1.02     1.96     3.14
                          --------  --------  -------  --------   -------   -------  -------   ------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.17)    (0.14)   (0.15)    (0.02)    (0.11)    (0.15)   (0.14)   (0.14)
 Net realized gain           (1.59)    (0.81)   (0.56)    (0.25)       --     (1.59)   (0.81)   (0.56)
                          --------  --------  -------  --------   -------   -------  -------   ------
Total distributions to
 unitholders                 (1.76)    (0.95)   (0.71)    (0.27)    (0.11)    (1.74)   (0.95)   (0.70)
                          --------  --------  -------  --------   -------   -------  -------   ------
Net increase (decrease)      (0.73)     0.99     2.12     (0.43)     1.29     (0.72)    1.01     2.44
                          --------  --------  -------  --------   -------   -------  -------   ------
NET ASSET VALUE, END OF
 PERIOD                   $  13.24  $  13.97  $ 12.98  $  10.86   $ 11.29   $ 13.24  $ 13.96   $12.95
                          ========  ========  =======  ========   =======   =======  =======   ======
Total return (c)              8.33%    15.96%   27.76%    (1.54)%   14.09%     8.18%   16.20%   31.62%
Ratio to average net as-
 sets of (d):
 Expenses, net of
  waivers and
  reimbursements              0.31%     0.32%    0.32%     0.33%     0.31%     0.70%    0.71%    0.71%
 Expenses, before
  waivers and
  reimbursements              0.74%     0.79%    0.81%     0.86%     1.02%     1.13%    1.18%    1.20%
 Net investment income,
  net of waivers and
  reimbursements              1.36%     1.36%    1.31%     1.27%     1.25%     0.97%    1.02%    0.90%
 Net investment income,
  before waivers and
  reimbursements              0.93%     0.89%    0.82%     0.74%     0.54%     0.54%    0.55%    0.41%
Portfolio turnover rate       3.06%    46.26%   38.46%    98.43%    26.31%     3.06%   46.26%   38.46%
Average commission rate
 per share                $ 0.0286  $ 0.0257       NA        NA        NA   $0.0286  $0.0257       NA
Net assets at end of pe-
 riod (in thousands)      $123,264  $112,856  $94,899  $ 77,120   $54,763   $   247  $   269   $   44
                          ========  ========  =======  ========   =======   =======  =======   ======

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on December 8, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,

                                            International Growth Portfolio
                          ---------------------------------------------------------------------------
                                        Class A                               Class D
                          ---------------------------------------  ----------------------------------
                            1997      1996      1995     1994(a)    1997     1996     1995    1994(b)
                          --------  --------  --------   --------  -------  -------  ------   ------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  10.63  $   9.88  $  10.21   $  10.00  $ 10.54  $  9.83  $10.21   $10.47
Income (loss) from in-
 vestment operations:
 Net investment income        0.04      0.10      0.12       0.05     0.05     0.01    0.19       --
 Net realized and
  unrealized gain (loss)      0.53      0.87     (0.36)      0.16     0.49     0.92   (0.48)   (0.26)
                          --------  --------  --------   --------  -------  -------  ------   ------
Total income (loss) from
 investment operations        0.57      0.97     (0.24)      0.21     0.54     0.93   (0.29)   (0.26)
                          --------  --------  --------   --------  -------  -------  ------   ------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.08)    (0.22)    (0.05)        --    (0.08)   (0.22)  (0.05)      --
 Net realized gain           (0.45)       --     (0.04)        --    (0.45)      --   (0.04)      --
                          --------  --------  --------   --------  -------  -------  ------   ------
Total distributions to
 unitholders                 (0.53)    (0.22)    (0.09)        --    (0.53)   (0.22)  (0.09)      --
                          --------  --------  --------   --------  -------  -------  ------   ------
Net increase (decrease)       0.04      0.75     (0.33)      0.21     0.01     0.71   (0.38)   (0.26)
                          --------  --------  --------   --------  -------  -------  ------   ------
NET ASSET VALUE, END OF
 PERIOD                   $  10.67  $  10.63  $   9.88   $  10.21  $ 10.55  $ 10.54  $ 9.83   $10.21
                          ========  ========  ========   ========  =======  =======  ======   ======
Total return (c)              5.69%     9.96%    (2.32)%     2.11%    5.47%    9.59%  (2.78)%  (2.56)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      1.06%     1.06%     1.06%      1.04%    1.45%    1.45%   1.45%    1.35%
 Expenses, before waiv-
  ers and reimbursements      1.41%     1.43%     1.38%      1.47%    1.80%    1.82%   1.77%    1.78%
 Net investment income,
  net of waivers and
  reimbursements              0.84%     0.73%     1.22%      0.76%    0.45%    0.44%   2.01%      --
 Net investment income,
  before waivers and
  reimbursements              0.49%     0.36%     0.90%      0.33%    0.10%    0.07%   1.69%   (0.43)%
Portfolio turnover rate      88.69%   202.47%   215.31%     77.79%   88.69%  202.47% 215.31%   77.79%
Average commission rate
 per share                $ 0.0200  $ 0.0292        NA         NA  $0.0200  $0.0292      NA       NA
Net assets at end of pe-
 riod (in thousands)      $124,958  $138,182  $148,704   $133,212  $   149  $    94  $   20       --
                          ========  ========  ========   ========  =======  =======  ======   ======

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

FINANCIAL HIGHLIGHTS
For the Period Ended May 31, 1997 (Unaudited)

                                                          International
                                                          Equity Index
                                                            Portfolio
                                                          -------------
                                                             Class A
                                                          -------------
                                                            1997 (a)
                                                          -------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.00
Income from investment operations:
 Net investment income                                          0.05
 Net realized and unrealized gain                               0.96
                                                             -------
Total income from investment operations                         1.01
                                                             -------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                                            --
                                                             -------
Total distributions to unitholders                                --
                                                             -------
Net increase                                                    1.01
                                                             -------
NET ASSET VALUE, END OF PERIOD                               $ 11.01
                                                             =======
Total return (b)                                               10.07%
Ratio to average net assets of (c):
 Expenses, net of waivers and reimbursements                    0.51%
 Expenses, before waivers and reimbursements                    2.61%
 Net investment income, net of waivers and reimbursements       2.62%
 Net investment income, before waivers and reimbursements       0.52%
Portfolio turnover rate                                         0.03%
Average commission rate per share                            $0.0152
Net assets at end of period (in thousands)                   $15,199
                                                             =======

(a) Commenced investment operations on April 1, 1997.

(b) Assumes investment at net asset value at beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(c) Annualized.

                            INVESTMENT INFORMATION

INTRODUCTION

The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Portfolio consists of a separate pool of assets with separate investment objectives and policies, as described below. Each Portfolio, other than the International Bond Portfolio, is classified as a diversified investment company. The International Bond Portfolio is classified as a non-diversified investment company. Units of each Portfolio have been classified into four classes--Class A units, Class B units, Class C units and Class D units. Northern serves as investment adviser, transfer agent and custodian. Goldman Sachs serves as distributor and administrator. With the exception of the Intermediate Bond Portfolio, the investment objective of a Portfolio may not be changed without the vote of the majority of the outstanding units of the particular Portfolio. Except as expressly noted below, however, each Portfolio's investment policies may be changed without a vote of unitholders. The U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, Intermediate Bond and International Bond Portfolios may collectively be referred to as the "Fixed Income Portfolios" and the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Equity Index and International Growth Portfolios may collectively be referred to as the "Equity Portfolios."

U.S. GOVERNMENT SECURITIES PORTFOLIO

The U.S. Government Portfolio's investment objective is to seek to maximize total return with minimal reasonable risk. In pursuing its investment objective, the U.S. Government Securities Portfolio will, under normal market conditions, invest at least 65% of its total assets in a broad range of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities, including mortgage-related securities issued by agencies of the U.S. Government. The Portfolio's dollar-weighted average maturity will be between one and five years.

The Portfolio may enter into interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

SHORT-INTERMEDIATE BOND PORTFOLIO

The investment objective of the Short-Intermediate Bond Portfolio is to seek to maximize total return consistent with reasonable risk. In pursuing its investment objective, the Short-Intermediate Bond Portfolio invests in a broad range of bonds and other fixed income securities. The Portfolio's dollar-weighted average maturity will be between two and five years. The Portfolio will invest primarily in fixed income securities of all types and in any proportion that generally are rated investment grade at the time of purchase, and may include obligations of the U.S. Government, its agencies or instrumentalities, obligations of foreign governments, obligations of U.S. and foreign corporations and obligations of U.S. and foreign banks. The obligations of a foreign issuer will not be purchased by the Short-Intermediate Bond Portfolio if, as a result of the purchase, more than 20% of the total assets of the Portfolio will be invested in the obligations of issuers within a single foreign country. The Portfolio may also invest up to 10% of its total assets in non-investment grade securities. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in bonds, debentures, mortgage and other asset-related securities, zero coupon bonds and convertible debentures. The Portfolio may also invest in short-term notes, bills, commercial paper and certificates of deposit.

The Portfolio may enter into forward currency contracts and interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

U.S. TREASURY INDEX PORTFOLIO

The investment objective of the U.S. Treasury Index Portfolio is to seek to provide investment results approximating the performance of the Lehman Index. In pursuing its investment objective, the U.S. Treasury Index Portfolio under normal conditions will invest directly or indirectly at least 80% of its total assets in a representative sample of the U.S. Treasury obligations included in the Lehman Index. The Lehman Index is comprised of all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues. Northern will select securities for the Portfolio based on their expected contribution to its overall duration, quality and total return as compared to the Lehman Index and comparable investment characteristics. Lehman Brothers ("Lehman") makes no representation or warranty, implied or express, to purchasers of Portfolio units or any member of the public regarding the advisability of investing in the Portfolio or the ability of the Lehman Index to track general bond market performance.

The Portfolio is managed through the use of a "passive" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the Lehman Index through statistical procedures. As a result, Northern does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

The Portfolio may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

BOND PORTFOLIO

The investment objective of the Bond Portfolio is to seek to maximize total return consistent with reasonable risk. In pursuing its investment objective, the Bond Portfolio invests in a broad range of bonds and other fixed income securities. The Portfolio's dollar-weighted average maturity will range between five and fifteen years.

The Portfolio will invest primarily in fixed income securities of all types and in any proportion that generally are rated investment grade at the time of purchase, and may include obligations of the U.S. Government, its agencies or instrumentalities, obligations of foreign, state and local governments, obligations of U.S. and foreign corporations and obligations of U.S. and foreign banks. The obligations of a foreign issuer will not be purchased by the Bond Portfolio if, as a result of the purchase, more than 20% of the total assets of the Portfolio will be invested in the obligations of issuers within a single foreign country. The Portfolio may also invest up to 10% of its total assets in non-investment grade securities. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in bonds, debentures, mortgage and other asset-related securities, zero coupon bonds and convertible debentures. The Portfolio may also invest in short-term notes, bills, commercial paper and certificates of deposits.

The Portfolio may enter into forward currency contracts and interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

INTERMEDIATE BOND PORTFOLIO

The investment objective of the Intermediate Bond Portfolio is to seek to maximize total return consistent with reasonable risk. In pursuing its investment objective, the Intermediate Bond Portfolio invests in a broad range of bonds and other fixed income securities. The Portfolio's dollar-weighted average maturity will range between three and ten years. The Portfolio will invest primarily in fixed income securities of all types and in any proportion that generally are rated investment grade at the time of purchase, and may include obligations of the U.S. Government, its agencies or instrumentalities, obligations of foreign, state and local governments, obligations of U.S. and foreign corporations and obligations of U.S. and foreign banks. The Portfolio may invest up to 25% of its total assets in foreign securities, including up to 15% of its total assets in securities of issuers in countries with emerging economies or securities markets. The obligations of a foreign issuer will not be purchased by the Portfolio if, as a result of the purchase, more than 20% of the total assets of the Portfolio will be invested in the obligations of issuers within a single foreign country. The Portfolio may also invest up to 10% of its total assets in non-investment grade securities. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in bonds, debentures, mortgage and other asset-related securities, zero coupon bonds and convertible debentures. The Portfolio may also invest in short-term notes, bills, commercial paper and certificates of deposits.

The Portfolio may enter into forward currency contracts and interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

INTERNATIONAL BOND PORTFOLIO

The investment objective of the International Bond Portfolio is to seek to maximize total return consistent with reasonable risk. In pursuing its investment objective, the International Bond Portfolio invests primarily (at least 65% of its total assets under normal market conditions) in a broad range of bonds and other fixed income securities of foreign issuers. The Portfolio's dollar-weighted average maturity will range between three and eleven years.

The Portfolio will be invested at all times in the securities of issuers located in at least three different foreign countries. These countries include, but are not limited to: Argentina, Australia, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and the range of investment opportunities available to international investors.

The Portfolio will invest primarily in fixed income securities of all types as set forth below and in any proportion that generally are rated investment grade at the time of purchase, although a portion of its assets may be invested in non-investment grade securities. These securities may include obligations of foreign governments, their agencies, instrumentalities and political subdivisions; supranational organizations (e.g., European Investment Bank, Inter-American Development Bank and the World Bank); and foreign corporations and banks. These obligations may consist of bonds, debentures, mortgage and other asset-related securities, zero coupon bonds and convertible debentures. The Portfolio may also invest in obligations of the U.S. Government, its agencies and instrumentalities (including repurchase agreements collateralized by such obligations) and of U.S. corporations and banks as well as short-term notes, bills, commercial paper and certificates of deposit. It is expected that during the current fiscal year a substantial portion of the Portfolio's assets will be invested in foreign governmental obligations.

The International Bond Portfolio is classified as a non-diversified portfolio under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of the securities of a smaller number of issuers relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

The Portfolio may enter into forward currency exchange contracts and currency and interest rate swaps and utilize options and futures contracts. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may invest, in accordance with its investment policies, in various short-term obligations, such as U.S. Government obligations, high quality money market investments and repurchase agreements. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

BALANCED PORTFOLIO

The investment objective of the Balanced Portfolio is to seek to provide long-term capital appreciation and current income. The Portfolio will invest at least 25% of the value of its total assets in fixed income senior securities and no more than 75% in equity securities under normal market conditions. The actual percentage of assets invested in equity and fixed income securities will vary from time to time, depending upon Northern's judgment as to general market and economic conditions, trends and yields, interest rates and changes in fiscal and monetary policies. The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 18 months or less) at such times and in such proportions as, in the opinion of Northern, is warranted. For purposes of determining the percentages of the Portfolio's assets that are invested in equity and fixed income securities, respectively, only that portion of the value of convertible securities attributable to their fixed income characteristics will be deemed to be a fixed income investment.

The Portfolio may invest in common and preferred stocks and securities convertible into common stock ("equity securities"). The Portfolio selects equity securities based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. The Portfolio will normally limit its equity investments to the securities of companies which together with their predecessors have been in continuous operation for at least five years and have stock market capitalization in excess of $200 million. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specified price for a specified period of time.

The Portfolio will invest in fixed income securities of all types as set forth below and in any proportions that generally are rated investment-grade at the time of purchase. These securities may include bonds, debentures, mortgage and other asset-related securities, zero coupon bonds, convertible debentures, and other obligations issued by the U.S. Government, its agencies or instrumentalities, foreign governments, U.S. and foreign corporations and U.S. and foreign banks. The Portfolio may also purchase bonds that are issued in tandem with warrants which entitle the holder to purchase certain common stock at a specified price valid during a specified period of time. The Portfolio may also invest in short-term notes, bills, commercial paper and certificates of deposit. The dollar-weighted average maturity of the fixed income portion of the Portfolio will, under normal market conditions, range between two and ten years.

The Portfolio may also enter into forward currency contracts and utilize options and futures contracts and related options. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may also invest in various short-term obligations. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

EQUITY INDEX PORTFOLIO

The investment objective of the Equity Index Portfolio is to seek to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P Index. Under normal market conditions the Portfolio will invest directly or indirectly at least 80% of the Portfolio's total assets in the common stocks of the companies that constitute the S&P Index, in approximately the same proportions as they are represented in the S&P Index. The S&P Index is a market value-weighted index consisting of 500 common stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and selected by Standard & Poor's Corporation ("S&P") through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company-specific information such as market value, industry group classification, capitalization and trading activity. S&P's primary objective for the S&P Index is to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected by S&P for inclusion because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. S&P makes no representation or warranty, implied or express, to purchasers of Portfolio units or any member of the public regarding the advisability of investing in the Portfolio or the ability of the S&P Index to track general stock market performance.

The Equity Index Portfolio is managed through the use of a "passive" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P Index through statistical procedures. As a result, Northern does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

The Portfolio may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. However, it is not anticipated that the Portfolio will invest in cash reserves, options or futures contracts and related options as part of a temporary defensive strategy such as lowering its investment in common stocks to protect against potential stock market declines. See

"Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

DIVERSIFIED GROWTH PORTFOLIO

The investment objective of the Diversified Growth Portfolio is to seek to provide long-term capital appreciation with income a secondary consideration. The Portfolio invests principally in common and preferred stocks and securities convertible into common stock. The Portfolio will, under normal market conditions, invest at least 65% of its assets in equity securities of domestic and foreign issuers. The Portfolio selects investments based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specific price for a specific period of time.

The Portfolio may also enter into forward currency contracts and utilize options and futures contracts and related options. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may also invest in various short-term obligations. See "Description of Securities and Common Investment Techniques" below for more information.

FOCUSED GROWTH PORTFOLIO

The investment objective of the Focused Growth Portfolio is to seek to provide long-term capital appreciation. Any income received is incidental to the objective of capital appreciation. The Portfolio invests in common and preferred stocks and securities convertible into common stock of companies believed by Northern to have superior quality and growth characteristics. Under normal market conditions at least 65% of the Portfolio's total assets will be invested in equity securities of domestic and foreign issuers. The Portfolio selects equity securities based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. Companies in which the Portfolio invests often retain their earnings to finance current and future growth and generally pay little or no dividends. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specific price for a specific period of time. The Portfolio intends to invest in the securities of companies which together with their predecessors have been in continuous operation for at least five years and have stock market capitalization in excess of $200 million.

The Portfolio may also enter into forward currency contracts and utilize options and futures contracts and related options. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may also invest in various short-term obligations. See "Description of Securities and Common Investment Techniques" below for more information.

SMALL COMPANY INDEX PORTFOLIO

The investment objective of the Small Company Index Portfolio is to seek to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell Index. Under normal market conditions, the Portfolio will invest directly or indirectly at least 80% of its total assets in the stocks included in the Russell Index. The Russell Index is a market value-weighted index comprised of the stocks of the smallest 2,000 companies in the Russell 3000 Index which is comprised of the stocks of the 3,000 largest U.S. domiciled companies (based on market capitalization) that represent approximately 83% of the investable U.S. equity markets. Because of its emphasis on the smallest 2,000 companies, the Russell Index represents approximately 10% of the total market capitalization of the Russell 3000 Index. As of January 31, 1997, the average market capitalization of the companies included in the Russell Index, adjusted for cross-holdings, was approximately $447 million. The Russell Index is reconstituted annually to reflect changes in market capitalization. The primary criteria used by Frank Russell & Company ("Russell") to determine the initial list of securities eligible for inclusion in the Russell 3000 Index (and, accordingly, the Russell Index) is total market capitalization adjusted for large private holdings and cross-ownership. However, companies are not selected by Russell for inclusion in the Russell Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular. Russell makes no representation or warranty, implied or express, to purchasers of Portfolio units or any member of the public regarding the advisability of investing in the Portfolio or the ability of the Russell Index to track general market performance of small capitalization stocks.

The Portfolio will be constructed to have aggregate investment characteristics similar to those of the Russell Index as a whole. The Portfolio will invest in securities which will be selected on the basis of such factors as market capitalization, beta, industry sectors and economic factors. The number of issues included will be a function of the Portfolio's liquidity and size. The Portfolio will be restructured annually when the Russell Index is reconstituted.

It should be noted that small companies in which the Portfolio may invest may have limited product lines, markets, or financial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger, more established companies, both because their securities typically are traded in lower volume and because the issuers typically are subject to a greater degree of changes in their earnings and prospects.

The Small Company Index Portfolio is managed through the use of a "passive" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the Russell Index through statistical procedures. As a result, Northern does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

The Portfolio may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. However, it is not anticipated that the Portfolio will invest in cash reserves, options or futures contracts and related options as part of a temporary defensive strategy such as lowering its investment in common stocks to protect against potential stock market declines. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

The Portfolio requires the payment of an additional transaction fee on the purchase of units equal to 0.75% of the dollar amount invested. See "Investing--Purchase of Units" and "Investing--Redemption of Units" below for more information.

INTERNATIONAL EQUITY INDEX PORTFOLIO

The investment objective of the International Equity Index Portfolio is to seek to provide investment results approximating the aggregate price and dividend performance of the securities in the EAFE Index. The EAFE Index is a broad-based market capitalization weighted index currently comprised of more than 1,100 securities in twenty countries. Fourteen European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom) constitute approximately 55% of the EAFE Index. Six Asian/Pacific countries (Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore) account for the remaining 45%. Under normal market conditions, the Portfolio will invest, directly or indirectly, at least 65% of its total assets in the securities that constitute the EAFE Index.

The International Equity Index Portfolio is managed through the use of a "passive" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the EAFE Index through statistical procedures. As a result, Northern does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis. The Portfolio will be constructed to have aggregate investment characteristics similar to those of the EAFE Index as a whole. The proportion of assets invested in each country will approximate the weight of each country in the EAFE Index, and the Portfolio will invest in securities selected on the basis of such factors as country exposure, market capitalization, beta, industry sectors and economic factors. The number of issuers included will be a function of the Portfolio's liquidity and size.

Because the Portfolio will invest in countries according to their weights in the EAFE Index, more than 25% of the Portfolio's assets may be invested in a single country. In particular, Japan currently constitutes approximately one-third of the EAFE Index and would comprise a similar percentage of the Portfolio's assets, making the Portfolio's performance more dependent upon the political and economic circumstances in Japan than a portfolio that is more widely diversified among the issuers in different countries.

It is anticipated that, in seeking to achieve its investment objective, the Portfolio may, during the current fiscal year, invest a substantial portion of its assets in instruments such as World Equity Benchmark Shares SM issued by The Foreign Fund, Inc. ("WEBS") and similar securities of other issuers. WEBS are shares of an investment company that invests substantially all of its assets in securities included in the MSCI indices for specific countries. Because the expense associated with an investment in WEBS can be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, Northern believes that investments in WEBS of countries that are included in the EAFE Index can provide a cost-effective means of diversifying the Portfolio's assets across a broad range of equity securities until the Portfolio gains sufficient assets to economically invest directly in the securities included in the EAFE Index.

WEBS are listed on the American Stock Exchange (the "AMEX"), and were initially offered to the public in 1996. The market prices of WEBS are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of WEBS on the AMEX. To date WEBS have traded at relatively modest discounts and premiums to their net asset values. However, WEBS have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting WEBS should occur in the future, the liquidity and value of the Portfolio's units could also be substantially and adversely affected, and the Portfolio's ability to provide investment results approximating the performance of securities in the EAFE Index could be impaired. If such disruptions were to occur, the Portfolio could be required to reconsider the use of WEBS as part of its investment strategy.

The Portfolio may invest in convertible securities and may enter into forward currency contracts and utilize options, futures contracts and related options and currency swaps. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specific price for a specific period of time. In addition, the Portfolio may also invest in certain short-term fixed income securities as cash reserves. However, it is not anticipated that the Portfolio will invest in cash reserves, options or futures contracts and related options as part of a temporary defensive strategy such as lowering its investment in equity securities to protect against potential market declines. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" for more information.

The Portfolio requires the payment of an additional transaction fee on the purchase of units equal to 1.00% of the dollar amount invested. See "Investing--Purchase of Units" and "Investing--Redemption of Units" below for more information.

INTERNATIONAL GROWTH PORTFOLIO

The investment objective of the International Growth Portfolio is to seek to provide long-term capital appreciation. Any income received is incidental to the objective of capital appreciation. The Portfolio invests principally in common and preferred stocks and securities convertible into common stock of foreign issuers. The Portfolio will, under normal market conditions, invest directly or indirectly at least 65% of its total assets in equity securities of foreign issuers. The Portfolio selects investments based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. The Portfolio will normally limit its equity investments to the securities of companies which together with their predecessors have been in continuous operation for at least five years and have stock market capitalizations in excess of $200 million. The Portfolio invests in securities listed on foreign and domestic securities exchanges and securities traded in foreign and domestic over-the-counter markets, and may invest in unlisted securities. Securities issued in certain countries are currently accessible to the Portfolio only through investment in other investment companies that are specifically authorized to invest in such securities.

The Portfolio will be invested at all times in the securities of issuers located in at least three different foreign countries. These countries include, but are not limited to: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and the range of investment opportunities available to international investors.

The Portfolio may also enter into forward currency contracts, purchase convertible bonds, and utilize options, futures contracts and currency swaps. In addition, the Portfolio may purchase warrants and rights which entitle the holder to buy equity securities at a specific price for a specific period of time. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may invest, in accordance with its investment policies, in various short-term obligations, such as U.S. Government obligations, high quality money market instruments and repurchase agreements. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

SPECIAL RISKS AND OTHER CONSIDERATIONS

FOREIGN SECURITIES. The Short-Intermediate Bond, Bond, Intermediate Bond, Balanced, Diversified Growth and Focused Growth Portfolios may, and the International Bond, International Equity Index and International Growth

Portfolios will, invest directly or indirectly in the securities of foreign issuers, whether or not U.S. dollar-denominated. In addition, each such Portfolio may acquire the obligations of foreign banks and foreign branches of U.S. banks as stated below under "Description of Securities and Common Investment Techniques--Short-Term Obligations." There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates and the interest rate environment. In addition, investment in foreign debt, or the securities of foreign governments, will subject a Portfolio to risks, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens. The performance of investments in securities denominated in a foreign currency will also depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

Investment in foreign securities also involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

In addition, there are other risks of investing in countries with emerging economies or securities markets. These countries are located in the Asia/Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

While the Portfolios' investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Portfolios are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Portfolio's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. A Portfolio's net long and short foreign currency exposure will not exceed its total asset value. To the extent that a Portfolio is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Portfolios' respective net currency positions may expose them to risks independent of their securities positions.

Because the securities markets in the following countries are highly developed, liquid and subject to extensive regulation, the International Growth Portfolio and International Bond Portfolio may invest more than 25% of their total assets in the securities of issuers located in Japan, the United Kingdom, France, Germany or Switzerland. Because the International Equity Index Portfolio invests in countries according to their weightings in the EAFE Index, more than 25% of such Portfolio's assets may also be invested in the securities of issuers in a single country. Investment in a particular country of 25% or more of the Portfolio's total assets will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. Although the five foreign countries listed above have developed economies, they are not immune from these risks. For example, efforts by the member countries of the European Union to move toward monetary union and a single currency have encountered opposition arising from the conflicting economic, political and cultural interests and traditions of the member countries and their citizens. The end of the Cold War, the reunification of Germany, the accession of new Western European members to the European Union and the aspirations of Eastern European states to join and other political and social events in Europe have caused considerable economic, social and political dislocation. In addition, events in the Japanese economy, as well as political and social developments there have affected Japanese securities and currency markets, and the relationship of the Japanese yen with other currencies and with the U.S. dollar. Future political, economic and social developments in Japan and in the Asia/Pacific regional context can be expected to produce continuing effects on securities and currency markets.

DERIVATIVE INSTRUMENTS. Each Portfolio may also purchase certain "derivative" instruments. "Derivative" instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates, or indices, and include interest rate and currency swaps, futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments, including "inverse floaters"). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that a Portfolio will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. Northern will evaluate the risks presented by the derivative instruments purchased by the Portfolios, and will determine, in connection with its day-to-day management of the Portfolios, how they will be used in furtherance of the Portfolios' investment objectives. It is possible, however, that Northern's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Portfolios will, because of the risks discussed above, incur loss as a result of their investments in derivative instruments.

AVERAGE MATURITIES. The Fixed Income Portfolios will normally maintain the dollar-weighted average maturities of their portfolios within the specified ranges previously described. The maturities of certain instruments, however, such as those subject to prepayment or redemption by the issuers, are subject to estimation. There can be no assurance that the estimates used by the Fixed Income Portfolios for such instruments will, in fact, be accurate or that, if inaccurate, a Fixed Income Portfolio's dollar-weighted average maturity will remain within the specified limits.

TRACKING VARIANCE. Northern believes that under normal market conditions, the quarterly performance of the Equity Index, Small Company Index, International Equity Index and U.S. Treasury Index Portfolios, before Portfolio expenses, will be within a .95 correlation with the S&P Index, Russell Index, EAFE Index and Lehman Index, respectively. However, there is no assurance that a Portfolio will be able to do so on a consistent basis. Deviations from the performance of its designated Index ("tracking variance") may result from unitholder purchases and redemptions of units of a Portfolio that occur daily, as well as from the expenses borne by a Portfolio. Such purchases and redemptions may necessitate the purchase and sale of securities by the Portfolio and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform the Portfolio's holdings with its investment objective. Tracking variance may also occur due to factors such as the size of a Portfolio, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Portfolio's designated Index or the manner in which the Index is calculated or because the indexing and investment approach of Northern does not produce the intended goal of the Portfolio. In the event the performance of a Portfolio is not comparable to the performance of its designated Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in a Portfolio's performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to unitholders possible changes to the Portfolio's investment objective.

DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

UNITED STATES GOVERNMENT OBLIGATIONS. Each Portfolio may invest, to the extent consistent with its investment policies, in a variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. Each Portfolio (other than the U.S. Treasury Index Portfolio) may also invest in other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentalities. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations will therefore be regarded as illiquid.

CONVERTIBLE SECURITIES. The Short-Intermediate Bond, Bond, Intermediate Bond, International Bond, Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may each acquire convertible securities. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities acquired by the Portfolios will be subject to the same rating requirements as a Portfolio's investments in its fixed income securities, or if unrated, will be of comparable quality as determined by Northern in accordance with guidelines approved by the Board of Trustees, except that a Portfolio may acquire convertible securities rated below investment grade so long as a Portfolio's investments in all non-investment grade securities does not exceed the limitations set forth below under "Non-Investment Grade Securities." The Fixed Income Portfolios will ordinarily sell units of common stock received upon conversion.

CORPORATE OBLIGATIONS. A Portfolio (other than the U.S. Government Securities and U.S. Treasury Index Portfolios) may purchase debt obligations of domestic or foreign corporations subject to the Portfolio's minimum rating requirements for purchases of debt securities. See discussion of "Investment Grade Securities" and "Non-Investment Grade Securities" below.

INVESTMENT GRADE SECURITIES. The Fixed Income and Balanced Portfolios may invest in fixed income securities of all types, and the Short-Intermediate Bond, Bond, Intermediate Bond, International Bond, Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may invest a portion of their assets in convertible securities. Such securities will generally be investment grade. Investment grade securities include those securities which are rated BBB or higher by Standard and Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Duff & Phelps Credit Rating Co. ("Duff") or BBB or higher by Fitch Investors Service, Inc. ("Fitch") at the time of purchase, or if unrated, are of comparable quality as determined by Northern. Securities rated BBB by S&P, Duff or Fitch, or Baa by Moody's have certain speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. Commercial paper and other short-term obligations acquired by a Portfolio will be rated A-2 or higher by S&P, P-2 or higher by Moody's, D-2 or higher by Duff, or F-2 or higher by Fitch at the time of purchase or, if unrated, determined to be of comparable quality by Northern. Subsequent to its purchase by a Portfolio, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Northern will consider such an event in determining whether the Portfolio should continue to hold such security. In addition, certain Portfolios may acquire fixed income securities rated below investment grade when Northern believes that the investment characteristics of such securities make them desirable acquisitions. In either case, a Portfolio's total investment in non-investment grade securities will not exceed the limitations set forth below under "Non-Investment Grade Securities."

NON-INVESTMENT GRADE SECURITIES. Although the fixed income securities in which the Fixed Income Portfolios and Balanced Portfolio may invest and the convertible securities in which the Short-Intermediate Bond, Bond, Intermediate Bond, International Bond, Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may invest will normally be rated investment grade at the time of purchase, the Portfolios (other than the U.S. Government Securities and U.S. Treasury Index Portfolios) may invest in non-investment grade or convertible securities when Northern believes that the investment characteristics of such securities make them desirable in light of the Portfolios' investment objectives and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 5% of the respective total assets of the International Bond, International Growth and International Equity Index Portfolios and no more than 10% of the respective total assets of the Short-Intermediate Bond, Bond, Intermediate Bond, Balanced, Diversified Growth and Focused Growth Portfolios are invested in non-investment grade securities and (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency, or if unrated will be of comparable quality as determined by Northern. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." To the extent that securities, including convertible securities, acquired by a Portfolio are not rated investment grade, there is a greater risk as to the timely repayment of the principal on, and timely payment of interest or dividends with respect to, such securities. Particular risks associated with lower-rated securities are (a) the relative youth and growth of the market for such securities, (b) the sensitivity of such securities to interest rate and economic changes, (c) the lower degree of protection of principal and interest payments, (d) the relatively low trading market liquidity for the securities, (e) the impact that legislation may have on the high yield bond market (and, in turn, on a Portfolio's net asset value and investment practices), and (f) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery.

FORWARD CURRENCY EXCHANGE CONTRACTS. The Short-Intermediate Bond, Bond, Intermediate Bond, International Bond, Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may enter into forward currency exchange contracts for hedging purposes and in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates or where such transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Portfolios. The International Bond and International Growth Portfolios may also enter into forward currency exchange contracts for speculative purposes (to seek to increase total return). In addition, the International Growth and International Bond Portfolios may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if Northern believes that there is a pattern of correlation between the two currencies.

A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. Consequently, a Portfolio may choose to refrain from entering into such contracts. In connection with forward currency exchange contracts, the Portfolios will create a segregated account of liquid assets in accordance with applicable requirements of the Securities and Exchange Commission (the "SEC").

The International Bond Portfolio may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministries of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Portfolio may invest in securities denominated in other currency "baskets".

OPTIONS. Each Portfolio may write covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes or for the purpose of earning additional income. Such options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies and may or may not be listed on a foreign or domestic securities exchange and issued by the Options Clearing Corporation. The Portfolios will not purchase put and call options in an amount that exceeds 5% of their respective net assets at the time of purchase. The aggregate value of a Portfolio's assets that will be subject to options written by the Portfolio will not exceed 25% of its net assets at the time the option is written.

In the case of a call option on a security or currency, the option is "covered" if a Portfolio owns the security or currency underlying the call or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. Put options written by a Portfolio are "secured" if the Portfolio maintains liquid assets in a segregated account with its custodian in an amount not less than the exercise price of the option at all times during the option period.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Each Portfolio will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by Northern. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

FUTURES CONTRACTS AND RELATED OPTIONS. Each Portfolio may invest in futures contracts and options on futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential unitholder redemptions, invest cash balances or dividends or minimize trading costs. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options entered into for other than bona fide hedging purposes is 5% or less of its total assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or, in the case of the International Bond, International Growth and International Equity Index Portfolios, a stated quantity of a foreign currency. When used as a hedge, a Portfolio may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline or currency exchange fluctuations. A Portfolio may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Portfolios may purchase and sell call and put options on futures contracts traded on a domestic or foreign exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In connection with a Portfolio's position in a futures contract or option thereon, the Portfolio will create a segregated account of liquid assets, in accordance with applicable requirements of the SEC.

The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the securities held by a Portfolio and the price of futures contracts and options;
(ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses due to unanticipated market movements which are potentially unlimited; and (iv) Northern's ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors. For a further discussion see "Additional Investment Information--Futures Contracts and Related Options" and Appendix B in the Additional Statement.

The Portfolios intend to comply with the regulations of the Commodity Futures Trading Commission exempting the Portfolios from registration as a "commodity pool operator."

INTEREST RATE SWAPS, FLOORS AND CAPS AND CURRENCY SWAPS. Each Fixed Income Portfolio (other than the U.S. Treasury Index Portfolio) and the Balanced Portfolio may, in order to protect its value from interest rate fluctuations and to hedge against fluctuations in the floating rate market, enter into interest rate swaps or purchase interest rate floors or caps. The Portfolios expect to enter into these hedging transactions primarily to preserve a return or spread of a particular investment or portion of its holdings and to protect against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. In order to protect against currency fluctuations, the International Bond, International Growth and International Equity Index Portfolios may enter into currency swaps. Currency swaps involve the exchange of the rights of a Portfolio and another party to make or receive payments in specified currencies.

The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate or currency swap will be accrued on a daily basis and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Portfolio will not enter into any interest rate swap, floor or cap transaction or any currency swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated either A or A-1 or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's.

SECURITIES LENDING. The Portfolios may seek additional income from time to time by lending their respective portfolio securities on a short-term basis to banks, brokers and dealers under agreements requiring that the loans be secured by collateral in the form of cash, cash equivalents, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the securities loaned. A Portfolio may not make such loans in excess of 33 1/3% of the value of the Portfolio's total assets. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned, or possible loss of rights in the collateral should the borrower of the securities become insolvent. The proceeds received by a Portfolio in connection with loans of portfolio securities may be invested in U.S. Government securities and other liquid high grade debt obligations.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Conversely, securities sold on a delayed-delivery or forward commitment basis involve the risk that the value of the security to be sold may increase prior to the settlement date. Securities purchased on a forward commitment basis also involve the risk that the seller may fail to deliver the security on the agreed upon future date. A Portfolio is required to hold and maintain liquid assets in a segregated account with the Portfolio's custodian until the settlement date having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Portfolio is required to hold the portfolio securities themselves in a segregated account with the custodian while the commitment is outstanding. Although the Portfolios would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Portfolios may dispose of such securities prior to settlement if Northern deems it appropriate to do so.

BORROWINGS. The Portfolios are authorized to make limited borrowings for temporary purposes to the extent described below under "Investment Restrictions." If the securities held by the Portfolios should decline in value while borrowings are outstanding, the net asset value of the Portfolios' outstanding units will decline in value by proportionately more than the decline in value suffered by the Portfolios' securities. Borrowings may be effected through reverse repurchase agreements under which the Portfolios would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a particular date and price. The Fixed Income and Balanced Portfolios may utilize reverse repurchase agreements, when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. See "Description of Securities and Common Investment Techniques--Reverse Repurchase Agreements" below for additional information concerning reverse repurchase agreements. For additional information on borrowings, see "Additional Investment Information-- Investment Restrictions" in the Additional Statement.

SHORT-TERM OBLIGATIONS. Subject to each Portfolio's investment objective and policies, a Portfolio may also invest in short-term U.S. government obligations, high quality money market instruments and repurchase agreements, pending investment, to meet anticipated redemption requests, or as a temporary defensive measure. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. See "Special Risks and Other Considerations--Foreign Securities" above.

REPURCHASE AGREEMENTS. The Portfolios may agree to purchase portfolio securities from financial institutions such as banks and broker/dealers which are deemed to be creditworthy by Northern under guidelines approved by the Board of Trustees subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Portfolio's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio in an amount that exceeds the agreed upon repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose a Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Portfolios may enter into reverse repurchase agreements which involve the sale of securities held by them, with an agreement to repurchase the securities at an agreed upon price (including interest) and date. The Portfolios will use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios will utilize reverse repurchase agreements, which may be viewed as borrowings (or leverage), when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risks that the interest income earned from the investment of the proceeds of the transaction will be less than the interest expense of the reverse repurchase agreement, that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, a Portfolio will maintain a segregated account with the Trust's custodian containing liquid assets having a value at least equal to the repurchase price. A Portfolio may enter into reverse repurchase agreements with banks, brokers and dealers, and has the authority to enter into reverse repurchase agreements in amounts not exceeding in the aggregate one-third of the Portfolio's total assets. See "Additional Investment Information--Investment Restrictions" in the Additional Statement.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may also invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Unrated variable and floating rate instruments will be determined by Northern to be of comparable quality at the time of the purchase to rated instruments which may be purchased by the Portfolios.

The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolios to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Portfolios are not entitled to exercise their demand rights, and the Portfolios could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments including inverse floaters held by a Portfolio will be subject to the Portfolio's 15% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days absent a reliable trading market.

INVESTMENT COMPANIES. In connection with the management of their daily cash positions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. The U.S. Treasury Index, Equity Index, Small Company Index and International Equity Index Portfolios may also invest in shares of other investment companies that are structured to seek a similar correlation to the performance of the Lehman Index, S&P Index, Russell Index or EAFE Index, respectively. The International Bond, International Growth and International Equity Index Portfolios may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. As stated above, the International Equity Index Portfolio may invest in WEBS and similar securities that invest in securities included in foreign securities indices. In addition, the Portfolios may invest in securities issued by other investment companies if otherwise consistent with their respective investment objectives and policies. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations. To the extent required by the 1940 Act and the regulations and orders of the SEC thereunder, each Portfolio currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase is made, not more than 3% of the total outstanding stock of any investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act). The Intermediate Bond Portfolio is authorized, however, to invest substantially all of its assets in one or more investment companies in the future. As stated in the Additional Statement, the unitholders of the Trust's other Portfolios have also approved a proposed investment policy that, when effective, will give them similar authorization.

ILLIQUID OR RESTRICTED SECURITIES. Each Portfolio may invest up to 15% of its net assets in securities which are illiquid. Illiquid securities would generally include repurchase agreements and time deposits with notice/termination dates in excess of seven days, unlisted over-the-counter options, certain guaranteed investment contracts ("GICs") and other securities that are traded in the United States but are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act"), interest rate and currency swaps and stripped mortgage-backed securities ("SMBS") issued by private issuers.

If otherwise consistent with their respective investment objectives and policies, the Portfolios may purchase domestically-traded securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by Northern, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

STRIPPED OBLIGATIONS. To the extent consistent with their investment objectives, the Fixed Income and Balanced Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other domestic and foreign obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality), foreign governments or by private issuers such as banks and other financial institutions, are issued at a discount to their "face value," and may include SMBS, which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. Each Fixed Income Portfolio (other than the U.S. Treasury Index and International Bond Portfolios) and the Balanced Portfolio may also purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) where the trust participations evidence ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. Like other stripped securities, these participations are also normally issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Investments by a Portfolio in such receipts will not exceed 5% of the value of the Portfolio's total assets.

BANK OBLIGATIONS. The Portfolios may invest in domestic and foreign bank obligations, including certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits. Such obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation.

ASSET-BACKED SECURITIES. The U.S. Government Securities Portfolio may purchase securities that are secured or backed by mortgages and issued by an agency of the U.S. Government. The Short-Intermediate Bond, Bond, Intermediate Bond, International Bond and Balanced Portfolios may purchase asset-backed securities that are secured or backed by mortgages or other assets (e.g., automobile loans, credit card receivables and other financial assets) and are issued by entities such as GNMA, FNMA, FHLMC, commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, investment banks and certain special purpose entities. Asset-backed securities acquired by such Portfolios will be rated BBB or better by S&P, Duff or Fitch, or Baa or better by Moody's at the time of purchase or, if not rated, will be determined by Northern to be of comparable quality. The Portfolios will not purchase non-mortgage asset-backed securities that are not rated by S&P, Duff, Fitch or Moody's.

Presently there are several types of mortgage-backed securities that may be acquired by the Short-Intermediate Bond, Bond, Intermediate Bond, International Bond and Balanced Portfolios, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Portfolios will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the average weighted maturity of the U.S. Government Securities, Short-Intermediate Bond, Bond, Intermediate Bond and International Bond Portfolios or the fixed income portion of the Balanced Portfolio, the maturity of asset-backed securities will be based on estimates of average life.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

The value of asset-backed securities may change because of actual or perceived changes in the creditworthiness of the originator, servicing agent, or of the financial institution providing credit support. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payment on these securities.

EXCHANGE RATE-RELATED SECURITIES. The Short-Intermediate Bond, Bond, Intermediate Bond, International Bond and Balanced Portfolios may invest in securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities. Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, potential illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

GUARANTEED INVESTMENT CONTRACTS. The Short-Intermediate Bond, Bond, Intermediate Bond and Balanced Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Portfolio will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by Northern. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will be subject to a Portfolio's limitation on investments in illiquid securities when a Portfolio may not demand payment of the principal amount within seven days and a reliable trading market is absent.

WARRANTS. The Balanced, Diversified Growth, Focused Growth, International Growth, Small Company Index and International Equity Index Portfolios may invest up to 5% of their respective assets at the time of purchase in warrants and similar rights (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The Balanced, Diversified Growth, Focused Growth and International Growth Portfolios may also purchase bonds that are issued in tandem with warrants. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITORY RECEIPTS. The Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of the underlying foreign or U.S. securities and are generally denominated in foreign currencies. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs are generally designed for use in a foreign securities exchange and over-the-counter markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities. See "Special Risks and Other Considerations--Foreign Securities" above.

Certain such institutions issuing ADRs, EDRs and GDRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same unitholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer. The Balanced, Diversified Growth and Focused Growth Portfolios will limit investments in ADRs to 20% of their respective assets and will limit investments in EDRs and GDRs to 5% of their respective assets.


FIXED INCOME INVESTMENTS. Even though interest-bearing securities are investments which often offer a stable stream of income, the prices of fixed income securities will vary inversely with changes in the prevailing level of interest rates. These securities experience appreciation when interest rates decline and depreciation when interest rates rise. An investment portfolio consisting of fixed income securities will react in a similar manner. Generally, the longer the maturity of a fixed income security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. A security's rating normally depends on the likelihood that the borrower will meet each interest and principal installment on a timely basis. As a result, lower-rated bonds typically yield more than higher-rated bonds of the same maturity. Credit ratings evaluate the safety of principal and interest payments, not market risk, and rating agencies may or may not make timely changes in a rating to reflect economic or company conditions that affect a security's market value. As a result, the ratings of rating services are used by Northern only as indicators of investment quality. For a more complete discussion of ratings, see Appendix A to the Additional Statement.

PORTFOLIO TURNOVER. The portfolio turnover rate of the International Bond, International Growth and International Equity Index Portfolios will be affected by changes in country and currency weightings, as well as changes in the holdings of specific issuers and investments in issuers in smaller or emerging markets. The Trust cannot accurately predict the turnover rate for any Portfolio, which may vary from year to year. The portfolio turnover rate of each Portfolio for the last fiscal year or fiscal period, as the case may be, except the Intermediate Bond Portfolio which had not commenced operations during the periods reported, is stated above under "Financial Highlights." It is expected that the portfolio turnover rates for the Intermediate Bond and International Equity Index Portfolios will not exceed 100% and 50%, respectively, during the current fiscal year. High portfolio turnover (in excess of 100%) may result in the realization of short-term capital gains which are taxable to unitholders as ordinary income (see "Taxes"). In addition, high portfolio turnover rates may result in corresponding increases in brokerage commissions and other transaction costs. The Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objectives and policies.

MISCELLANEOUS. The Portfolios do not intend to purchase certificates of deposit of Northern or its affiliate banks, commercial paper issued by Northern's parent holding company or other securities issued or guaranteed by Northern, its parent holding company or their subsidiaries or affiliates.

The Equity Index, Small Company Index and International Equity Index Portfolios may experience higher custody costs than other stock funds because they maintain large portfolios of securities consistent with their respective investment objectives.

Each Portfolio may also purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by Northern to be substantially similar to those of any other investment otherwise permitted by the investment policies described above.

INVESTMENT RESTRICTIONS

The Portfolios are subject to certain investment restrictions which, as described in more detail in the Additional Statement, are fundamental policies that cannot be changed without the approval of a majority of the outstanding units of a Portfolio. These fundamental policies relate, among other things, to the classification of each Portfolio (except the International Bond Portfolio) as a diversified investment company under the 1940 Act, and to the policy of each Portfolio not to invest more than 25% of its total assets in securities of issuers in any one industry (with certain limited exceptions). In addition, each Portfolio may borrow money from banks for temporary or emergency purposes or to meet redemption requests, provided that the Portfolio maintains asset coverage of at least 300% for all such borrowings.

As a non-fundamental investment restriction that can be changed without unitholder approval, the International Bond Portfolio may not, at the end of any tax quarter, invest more than 5% of the total value of its assets in the securities of any one issuer (except U.S. Government securities), except that up to 50% of the total value of the Portfolio's assets may be invested in any securities without regard to this 5% limitation so long as no more than 25% of the total value of its assets is invested in the securities of any one issuer (except U.S. Government securities).

                               TRUST INFORMATION

BOARD OF TRUSTEES

The business and affairs of the Trust and each Portfolio are managed under the direction of the Trust's Board of Trustees. The Additional Statement contains the name of each Trustee and background information regarding the Trustees.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Northern, which has offices at 50 S. LaSalle Street, Chicago, Illinois 60675, serves as investment adviser, transfer agent and custodian for each Portfolio. As transfer agent, Northern performs various administrative servicing functions, and any unitholder inquiries should be directed to it.

Northern, a member of the Federal Reserve System, is an Illinois state-chartered commercial bank and the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern was formed in 1889 with capitalization of $1 million. As of June 30, 1997, Northern Trust Corporation and its subsidiaries had approximately $23.9 billion in assets, $15.9 billion in deposits and employed over 7,200 persons.

Northern and its affiliates administered in various capacities (including as master trustee, investment manager or custodian) approximately $889 billion of assets as of June 30, 1997, including approximately $149 billion of assets for which Northern and its affiliates had investment management responsibility.

Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolios and placing purchase and sale orders for portfolio securities. Northern is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). As compensation for its advisory services and its assumption of related expenses, Northern is entitled to a fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of the Portfolio's respective average daily net assets). The table also reflects the advisory fees (after voluntary fee waivers) paid by the Portfolios for the fiscal year ended November 30, 1996.

                                                      MAXIMUM
                                                       ANNUAL  ADVISORY FEE PAID
                                                      ADVISORY  FOR FISCAL YEAR
                                                        FEE     ENDED 11/30/96
                                                      -------- -----------------
   U.S. Government Securities Portfolio..............   .60%         .25%
   Short-Intermediate Bond Portfolio.................   .60%         .25%
   U.S. Treasury Index Portfolio.....................   .40%         .15%
   Bond Portfolio....................................   .60%         .25%
   Intermediate Bond Portfolio*......................   .60%          N/A
   International Bond Portfolio......................   .90%         .70%
   Balanced Portfolio................................   .80%         .50%
   Equity Index Portfolio............................   .30%         .10%
   Diversified Growth Portfolio......................   .80%         .55%
   Focused Growth Portfolio..........................  1.10%         .80%
   Small Company Index Portfolio.....................   .40%         .20%
   International Equity Index Portfolio*.............   .50%          N/A
   International Growth Portfolio....................  1.00%         .80%

--------

* In addition, Northern has voluntarily agreed to reduce its advisory fee for the Intermediate Bond and International Equity Index Portfolios to .25% of the Portfolios' respective average daily net assets for the current fiscal year.

The difference between the stated advisory fee and the actual advisory fees paid by the Portfolios reflects the fact that Northern did not charge the full amount of the advisory fees to which it would have been entitled.

Northern also receives compensation as the Trust's custodian and transfer agent under separate agreements. The fees payable by the Portfolios for these services are described in this Prospectus under "Summary of Expenses" and in the Additional Statement. Different transfer agency fees are payable with respect to the Class A, B, C and D units in the Portfolios.

On September 2, 1997, the unitholders of the International Growth Portfolio approved a new investment advisory agreement which would allow this Portfolio to implement a "manager of managers" structure and allow the Portfolio's investment advisers to enter into sub-advisory agreements with respect to the Portfolio with other firms in the future without further unitholder approval. This structure cannot be implemented, however, without an exemptive order of the SEC and final authorization by the Board of Trustees, and at present it is uncertain when, or if, this structure will become effective.

PORTFOLIO MANAGERS

The table below sets forth information on the persons primarily responsible for the day-to-day management of the following Portfolios:

                                                  YEARS PRIMARILY           FIVE YEAR
NAME AND TITLE         PORTFOLIO                    RESPONSIBLE        EMPLOYMENT HISTORY
---------------------  -------------------------- ---------------      ------------------
Jon D. Brorson         Balanced                   Since 1996      Mr. Brorson joined Northern
Vice President         Diversified Growth                         in 1996. From 1990 to 1996,
                       Focused Growth                             he was with Hartline
                                                                  Investment Corp. where his
                                                                  primary responsibilities
                                                                  included portfolio
                                                                  management, investment
                                                                  research, sales and trading.
Andrew C. Buchner      International Equity Index Since 1997      Mr. Buchner joined Northern
Investment Officer     Small Company Index        Since 1996      in 1992. During the past
                                                                  five years, Mr. Buchner has
                                                                  managed equity index funds
                                                                  including common and
                                                                  collective trust funds. In
                                                                  addition, Mr. Buchner served
                                                                  as a credit analyst at
                                                                  Northern following both
                                                                  telecommunication companies
                                                                  and public utilities prior
                                                                  thereto.
Robert Bergson         Small Company Index        Since 1997      Mr. Bergson joined Northern
Second Vice President                                             in 1997. From 1995 to 1997
                                                                  he was the director of
                                                                  investment research at Real
                                                                  Estate Research Corp. In
                                                                  addition, Mr. Bergson was a
                                                                  practicing architect with
                                                                  firms in Chicago and
                                                                  Cleveland from 1988-1995.
Susan J. French        Equity Index               Since 1996      Ms. French joined Northern
Vice President                                                    in 1986. During the past
                                                                  five years, Ms. French has
                                                                  managed short-term
                                                                  investment funds and equity
                                                                  index funds including common
                                                                  and collective trust funds
                                                                  and a mutual fund for
                                                                  another investment company.

                                                  YEARS PRIMARILY           FIVE YEAR
NAME AND TITLE         PORTFOLIO                    RESPONSIBLE        EMPLOYMENT HISTORY
---------------------  -------------------------- ---------------      ------------------
Robert A. LaFleur      International Growth       Since 1994      Mr. LaFleur joined Northern
Senior Vice President                                             in 1982. During the past
                                                                  five years, Mr. LaFleur has
                                                                  managed international equity
                                                                  portfolios, including common
                                                                  and collective trust funds
                                                                  invested principally in
                                                                  foreign securities.
Michael J. Lannan      International Bond         Since 1994      Mr. Lannan joined Northern
Vice President                                                    in 1986. During the past
                                                                  five years, Mr. Lannan has
                                                                  managed various fixed income
                                                                  portfolios, including common
                                                                  and collective trust funds
                                                                  and a portfolio of another
                                                                  investment company invested
                                                                  in obligations of domestic
                                                                  and foreign issuers.
Monty M. Memler        Balanced                   Since 1993      Mr. Memler joined Northern
Vice President                                                    in 1986. During the past
                                                                  five years, Mr. Memler has
                                                                  managed various fixed income
                                                                  portfolios, including common
                                                                  and collective trust funds
                                                                  and a mutual fund for
                                                                  another investment company.
Steven Schafer         U.S. Government Securities Since 1995      During the past five years,
Second Vice President  Intermediate Bond          Since 1997      Mr. Schafer has managed
                                                                  various fixed income
                                                                  portfolios, including common
                                                                  and collective funds and a
                                                                  portfolio of another
                                                                  investment company, as
                                                                  portfolio manager in
                                                                  Northern's Fixed Income
                                                                  Management Group. In
                                                                  addition, Mr. Schafer served
                                                                  as Credit Analyst at
                                                                  Northern following both
                                                                  industrial companies and
                                                                  utilities prior thereto.
Richard Steck          U.S. Treasury Index        Since 1993      Mr. Steck joined Northern in
Vice President                                                    August 1985. During the past
                                                                  five years, Mr. Steck has
                                                                  managed various fixed income
                                                                  portfolios, including common
                                                                  and collective trust funds.
                                                                  He is also involved in the
                                                                  underlying analytical
                                                                  systems and technology of
                                                                  investment management.
Mark J. Wirth          Short-Intermediate Bond    Since 1993      Mr. Wirth joined Northern in
Vice President         Bond                       Since 1993      1986. During the past five
                                                                  years, Mr. Wirth has managed
                                                                  various fixed income
                                                                  portfolios, including common
                                                                  and collective trust funds.
                                                                  He is a senior strategist in
                                                                  the taxable fixed income
                                                                  group.

ADMINISTRATOR AND DISTRIBUTOR

Goldman Sachs, 85 Broad Street, New York, New York 10004, acts as administrator and distributor for the Portfolios. As compensation for its administrative services (which include supervision with respect to the Trust's non-investment advisory operations) and the assumption of related expenses, Goldman Sachs is entitled to a fee from each Portfolio, computed daily and payable monthly, at an annual rate of .15% of the average daily net assets of each of the International Equity Index, International Growth and International Bond Portfolios, and .10% of the average daily net assets of each other Portfolio. No compensation is payable by the Trust to Goldman Sachs for its distribution services.

In addition, Goldman Sachs has agreed that it will reimburse each Portfolio for all expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as investment adviser and transfer agent, servicing fees and extraordinary expenses, such as interest, taxes and indemnification expenses) which exceed on an annualized basis .25% of each of the International Bond, International Growth and International Equity Index Portfolios' average daily net assets and
 .10% of each other Portfolio's average daily net assets for any fiscal year. In addition, Northern intends to voluntarily reduce its advisory fee for the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, Intermediate Bond, International Bond, Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Equity Index and International Growth Portfolios during the Trust's current fiscal year. The result of these reimbursements and fee reductions will be to increase the performance of the Portfolios during the periods for which the reimbursements and reductions are made.

UNITHOLDER SERVICING PLAN

Pursuant to a Unitholder Servicing Plan ("Servicing Plan") adopted by the Board of Trustees of the Trust, the Trust may enter into agreements ("Servicing Agreements") with banks, corporations, brokers, dealers and other financial institutions which may include Northern and its affiliates ("Servicing Agents"), under which they will render (or arrange for the rendering of) administrative support services for investors who beneficially own Class B, C and D units of each Portfolio. Beneficial owners of Class C and D units require extensive administrative support services while beneficial owners of Class B units need only some of these services. Administrative support services, which are described more fully in the Additional Statement, may include processing purchase and redemption requests from investors, placing net purchase and redemption orders with Northern acting as the Trust's transfer agent, providing necessary personnel and facilities to establish and maintain investor accounts and records, and providing information periodically to investors showing their positions in Portfolio units.

For these services, fees are payable by the Trust to Servicing Agents at an annual rate of up to .10%, .15% and .25% of the average daily net asset value of Class B units, Class C units and Class D units, respectively, held or serviced by such Servicing Agents for beneficial unitholders ("Servicing Fees"). Servicing Agents are required to provide investors with a schedule of any credits, fees or other conditions that may be applicable to the investment of their assets in Portfolio units.

Conflict of interest restrictions may apply to the receipt of compensation paid by the Trust to a Servicing Agent in connection with the investment of fiduciary funds in Portfolio units. Banks and other institutions regulated by the Office of Comptroller of the Currency, Board of Governors of the Federal Reserve System and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal counsel before entering into Servicing Agreements.

SERVICE INFORMATION

Class A units are designed to be purchased by institutional investors or others who can obtain information about their unitholder accounts and who do not require the Transfer Agent or Servicing Agent services that are provided for Class B, C and D unitholders.

Class B units are designed to be purchased by organizations maintaining record ownership on behalf of beneficial owners where certain services of the Transfer Agent and a Servicing Agent are required that are incident to the separation of record and beneficial ownership.

Class C units are designed to be purchased by institutional investors who require certain account related services of the Transfer Agent and a Servicing Agent that are incident to the investor being the beneficial owner of units.

Class D units are designed to be purchased by investors having a relationship with an organization which requires that account related services and information be provided to the investor and organization by the Transfer Agent and a Servicing Agent.

Any person entitled to receive compensation for selling or servicing units of a Portfolio may receive different compensation with respect to one particular class of units over another in the same Portfolio.

EXPENSES

Except as set forth above and in the Additional Statement under "Additional Trust Information," each Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and Goldman Sachs, brokerage fees and commissions, fees for the registration or qualification of Portfolio units under Federal or state securities laws, expenses of the organization of the Portfolio, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses, Servicing Fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's unitholders and regulatory authorities, compensation and expenses of its Trustees, expenses of industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

                                   INVESTING

PURCHASE OF UNITS

Units of the Portfolios are sold on a continuous basis by the Trust's distributor, Goldman Sachs, to institutional investors that either maintain certain qualified accounts at Northern or its affiliates or invest an aggregate of at least $5 million in one or more Portfolios of the Trust. Goldman Sachs has established several procedures for purchasing Portfolio units in order to accommodate different types of institutional investors.

PURCHASE OF UNITS THROUGH QUALIFIED ACCOUNTS. Class A, B, C and D units of each Portfolio are offered to Northern, its affiliates and other institutions and organizations (the "Institutions") acting on behalf of their customers, clients, employees and others (the "Customers") and for their own account. Institutions may purchase units of a Portfolio through procedures established in connection with the requirements of their qualified accounts or through procedures set forth herein with respect to Institutions that invest directly. Institutions should contact Northern or an affiliate for further information regarding purchases through qualified accounts. There is no minimum initial investment for Institutions that maintain qualified accounts with Northern or its affiliates.

PURCHASE OF UNITS DIRECTLY FROM THE TRUST. An Institution that purchases units directly may do so by means of one of the following procedures, provided that it makes an aggregate minimum initial investment of $5 million in one or more Portfolios of the Trust:

  PURCHASE BY MAIL. An Institution desiring to purchase units of a Portfolio by mail should mail a check or Federal Reserve draft payable to the specific Portfolio together with a completed and signed new account application to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. An application will be incomplete if it does not include a corporate resolution with the corporate seal and secretary's certification within the preceding 30 days, or other acceptable evidence of authority. If an Institution desires to purchase the units of more than one Portfolio, the Institution should send a separate check for each Portfolio. All checks must be payable in U.S. dollars and drawn on a bank located in the United States. A $20 charge will be imposed if a check does not clear. The Trust may delay transmittal of redemption proceeds for units recently purchased by check until such time as it has assured itself that good funds have been collected for the purchase of such units. This may take up to fifteen (15) days. Cash and third party checks are not acceptable for the purchase of Trust units.

  PURCHASE BY TELEPHONE. An Institution desiring to purchase units of a Portfolio by telephone should call Northern acting as the Trust's transfer agent ("Transfer Agent") at 1-800-637-1380. Please be prepared to identify the name of the Portfolio with respect to which units are to be purchased and the manner of payment. Please indicate whether a new account is being established or an additional payment is being made to an existing account. If an additional payment is being made to an existing account, please provide the Institution's name and Portfolio Account Number. Purchase orders are effected upon receipt by the Transfer Agent of Federal funds or other immediately available funds in accordance with the terms set forth below.

  PURCHASE BY WIRE OR ACH TRANSFER. An Institution desiring to purchase units of a Portfolio by wire or ACH Transfer should call the Transfer Agent at 1-800-637-1380 for instructions if it is not making an additional payment to an existing account. An Institution that wishes to add to an existing account should wire Federal funds or effect an ACH Transfer to:

                      The Northern Trust Company
                      Chicago, Illinois
                      ABA Routing No. 0710-00152
                      (Reference 10 Digit Portfolio Account Number) (Reference Unitholder's Name)

  For more information concerning requirements for the purchase of units, call the Transfer Agent at 1-800-637-1380.

EFFECTIVE TIME OF PURCHASES. A purchase order for Portfolio units received by the Transfer Agent by 3:00 p.m., Chicago time, on a Business Day (as defined under "Miscellaneous") will be effected on that Business Day at the net asset value determined on that day with respect to each Portfolio (other than the Small Company Index and International Equity Index Portfolios), and at the net asset value plus an additional transaction fee of .75% and 1.00% of the net asset value determined on that day with respect to the Small Company Index and International Equity Index Portfolios, respectively, provided that either: (a) the Transfer Agent receives the purchase price in Federal funds or other immediately available funds prior to 3:00 p.m., Chicago time, on the same Business Day such order is received; or (b) payment is received on the next Business Day in the form of Federal funds or other immediately available funds in a qualified account maintained by an Institution with Northern or an affiliate. Orders received after 3:00 p.m. will be effected at the next determined net asset value, provided that payment is made as provided herein. If an Institution accepts a purchase order from a Customer on a non-Business Day, the order will not be executed until it is received and accepted by the Transfer Agent on a Business Day in accordance with the foregoing procedures.


MISCELLANEOUS PURCHASE INFORMATION. Units are purchased without a sales charge imposed by the Trust. The minimum initial investment is $5 million for Institutions that invest directly in one or more investment portfolios of the Trust. The Trust reserves the right to waive this minimum and to determine the manner in which the minimum investment is satisfied. There is no minimum for subsequent investments.

The Small Company Index and International Equity Index Portfolios require the payment of an additional transaction fee on purchases of units of the Portfolios equal to 0.75% and 1.00%, respectively, of the dollar amount invested. The additional transaction fee is paid to the Portfolios, not to Goldman Sachs or Northern. It is not a sales charge. The amount applies to initial investments in the Portfolios and all subsequent purchases (including purchases made by exchange from the other Portfolios of the Trust), but not to reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with new purchases to investors making those purchases, thus protecting existing unitholders. These costs include: (1) brokerage costs; (2) market impact costs--i.e., the increase in market prices which may result when the Portfolios purchase thinly traded stocks; and, most importantly, (3) the effect of the "bid-ask" spread in the over-the-counter market. (Securities in the over-the-counter market are bought at the "ask" or purchase price, but are valued in the Portfolios at the last quoted bid price). The additional transaction fees represent Northern's estimate of the brokerage and other transaction costs which may be incurred by the Small Company Index and International Equity Index Portfolios in acquiring stocks of small capitalization or foreign companies. Without the additional transaction fee, the Portfolio would generally be selling their units at a price less than the cost to the Portfolios of acquiring the portfolio securities necessary to maintain their investment characteristics, thereby resulting in reduced investment performance for all unitholders in the Portfolios. With the additional transaction fee, the transaction costs of acquiring additional stocks are not borne by all existing unitholders, but are defrayed by the transaction fees paid by those investors making additional purchases of units. Because these transaction costs do not need to be paid out of the Portfolios' other assets, the Portfolios are expected to track their designated indices more closely.

Institutions may impose different minimum investment and other requirements on Customers purchasing units through them. Depending on the terms governing the particular account, Institutions may impose account charges such as asset allocation fees, account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income which will have the effect of reducing the net return on an investment in a Portfolio. In addition, certain Institutions may enter into Servicing Agreements with the Trust whereby they will perform (or arrange to have performed) various administrative support services for Customers who are the beneficial owners of Class B, C and D units and receive fees from the Portfolios for such services; such fees will be borne exclusively by the beneficial owners of Class B, C and D units, respectively. See "Trust Information--Unitholder Servicing Plan." The level of administrative support services, as well as transfer agency services, required by an Institution and its Customers generally will determine whether they purchase units of Class A, B, C or D. The exercise of voting rights and the delivery to Customers of unitholder communications from the Trust will be governed by the Customers' account agreements with the Institutions.

Customers should read this Prospectus in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

Institutions that purchase units on behalf of Customers are responsible for transmitting purchase orders to the Transfer Agent and delivering required funds on a timely basis. An Institution will be responsible for all losses and expenses of a Portfolio as a result of a check that does not clear, an ACH transfer that is rejected, or any other failure to make payment in the time and manner described above, and Northern may redeem units from an account it maintains to protect the Portfolio and Northern against loss. The Trust reserves the right to reject any purchase order. Federal regulations require that the Transfer Agent be furnished with a taxpayer identification number upon opening or reopening an account. Purchase orders without such a number or an indication that a number has been applied for will not be accepted. If a number has been applied for, the number must be provided and certified within sixty days of the date of the order.

Payment for units of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio. For further information about the terms of such purchases, see the Additional Statement.

In the interests of economy and convenience, certificates representing units of the Portfolios are not issued.

Institutions investing in the Portfolios on behalf of their Customers should note that state securities laws regarding the registration of dealers may differ from the interpretations of Federal law and such Institutions may be required to register as dealers pursuant to state law.

Northern may, at its own expense, provide compensation to certain dealers whose customers purchase significant amounts of units of the Trust. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees that are earned by Northern as investment adviser (after adjustments) and are attributable to units held by such customers. Such compensation will not represent an additional expense to the Trust or its unitholders, since it will be paid from assets of Northern or its affiliates.

REDEMPTION OF UNITS

REDEMPTION OF UNITS THROUGH QUALIFIED ACCOUNTS. Institutions may redeem units of a class through procedures established by Northern and its affiliates in connection with the requirements of their qualified accounts. Institutions should contact Northern or an affiliate for further information regarding redemptions through qualified accounts.

REDEMPTION OF UNITS DIRECTLY. Institutions that purchase units directly from the Trust through the Transfer Agent may redeem all or part of their Portfolio units in accordance with procedures set forth below.

  REDEMPTION BY MAIL. An Institution may redeem units by sending a written request to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. Redemption requests must be signed by a duly authorized person, and must state the number of units or the dollar amount to be redeemed and identify the Portfolio Account Number. See "Other Requirements."

  REDEMPTION BY TELEPHONE. An Institution may redeem units by placing a redemption order by telephone by calling the Transfer Agent at 1-800-637-1380. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, unitholders should follow procedures outlined above under "Redemption by Mail."

  REDEMPTION BY WIRE. If an Institution has given authorization for expedited wire redemption, units can be redeemed and the proceeds sent by Federal wire transfer to a single previously designated bank account. The minimum amount which may be redeemed by this method is $10,000. The Trust reserves the right to change or waive this minimum or to terminate the wire redemption privilege. See "Other Requirements."

  TELEPHONE PRIVILEGE. An Institution that has notified the Transfer Agent in writing of the Institution's election to redeem or exchange units by placing an order by telephone may do so by calling the Transfer Agent at 1-800-637-1380. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized. In all other cases, the unitholder will bear the risk of loss for fraudulent telephone transactions. However, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. The proceeds of redemption orders received by telephone will be sent by check, by wire or by transfer pursuant to proper instructions. All checks will be made payable to the unitholder of record and mailed only to the unitholder's address of record. See "Other Requirements." Additionally, the Transfer Agent utilizes recorded lines for telephone transactions and retains such tape recordings for six months, and will request a form of identification if such identification has been furnished to the Transfer Agent or the Trust.

  OTHER REQUIREMENTS. A change of wiring instructions and a change of the address of record may be effected only by a written request to the Transfer Agent accompanied by (i) a corporate resolution which evidences authority to sign on behalf of the Institution (including the corporate seal and secretary's certification within the preceding 30 days), (ii) a signature guarantee by a financial institution that is a participant in the Stock Transfer Agency Medallion Program ("STAMP") in accordance with rules promulgated by the SEC (a signature notarized by a notary public is not acceptable) or (iii) such other evidence of authority as may be acceptable to the Transfer Agent. A redemption request by mail will not be effective unless signed by a person authorized by the corporate resolution or other acceptable evidence of authority on file with the Transfer Agent.

EXCHANGE PRIVILEGE. Institutions and, to the extent permitted by their account agreements, Customers, may, after appropriate prior authorization, exchange Class A, B, C or D units of a Portfolio having a value of at least $1,000 for Class A, B, C or D units, respectively, of other portfolios of the Trust as to which the Institution or Customer maintains an existing account with an identical title.

Exchanges will be effected by a redemption of Class A, B, C or D units of the Portfolio held and the purchase of units of the Portfolio acquired. Customers of Institutions should contact their Institutions for further information regarding the Trust's exchange privilege and Institutions should contact the Transfer Agent as appropriate. The Trust reserves the right to modify or terminate the exchange privilege at any time upon 60 days' written notice to unitholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made.

EFFECTIVE TIME OF REDEMPTIONS AND EXCHANGES. Redemption orders of Portfolio units are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. Good order means that the request includes the following: the account number and Portfolio name; the amount of the transaction (as specified in dollars or units); and the signature of a duly authorized person (except for telephone and wire redemptions). See "Investing--Redemption of Units--Other Requirements." Exchange orders involving the purchase of units of the Small Company Index Portfolio and International Equity Index Portfolio are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent plus an additional transaction fee equal to .75% and 1.00%, respectively, of such value. See "Purchase of Units--Miscellaneous

Purchase Information" above. Exchange orders of the other Portfolios are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. If received by Northern with respect to a qualified account it maintains or the Transfer Agent by 3:00 p.m., Chicago time, on a Business Day, a redemption request normally will result in proceeds being credited to such account or sent on the next Business Day. Proceeds for redemption orders received on a non-Business Day will normally be sent on the second Business Day after receipt in good order.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless Northern or the Transfer Agent is directed otherwise. The ACH system may be utilized for payment of redemption proceeds. Redemption of units may not be effected if a unitholder has failed to submit a completed and properly executed (with corporate resolution or other acceptable evidence of authority) new account application. If units to be redeemed were recently purchased by check, the Trust may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such units. This may take up to fifteen (15) days. The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio.

The Trust may require any information reasonably necessary to ensure that a redemption has been duly authorized.

It is the responsibility of Institutions acting on behalf of Customers to transmit redemption orders to the Transfer Agent and to credit Customers' accounts with the redemption proceeds on a timely basis. If a Customer has agreed with a particular Institution to maintain a minimum balance in his account at such Institution and the balance in such account falls below that minimum, such Customer may be obliged to redeem all or part of his units to the extent necessary to maintain the required minimum balance. The Trust also reserves the right to redeem units held by any unitholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its unitholders.

DISTRIBUTIONS

Distributions from a Portfolio's net investment income and annualized capital gains are made as follows:

                                                 INVESTMENT INCOME
                                                     DIVIDENDS        CAPITAL
                                                -------------------    GAINS
                                                DECLARED    PAID    DISTRIBUTION
                                                --------- --------- ------------
U.S. Government Securities Portfolio...........   Monthly   Monthly   Annually
Short-Intermediate Bond Portfolio..............   Monthly   Monthly   Annually
U.S. Treasury Index Portfolio..................   Monthly   Monthly   Annually
Bond Portfolio.................................   Monthly   Monthly   Annually
Intermediate Bond Portfolio....................   Monthly   Monthly   Annually
International Bond Portfolio................... Quarterly Quarterly   Annually
Balanced Portfolio............................. Quarterly Quarterly   Annually
Equity Index Portfolio......................... Quarterly Quarterly   Annually
Diversified Growth Portfolio...................  Annually  Annually   Annually
Focused Growth Portfolio.......................  Annually  Annually   Annually
Small Company Index Portfolio..................  Annually  Annually   Annually
International Equity Index Portfolio...........  Annually  Annually   Annually
International Growth Portfolio.................  Annually  Annually   Annually

Dividends and distributions will reduce a Portfolio's net asset value by the amount of the dividend or distribution. All dividends and distributions are automatically reinvested (without any sales charge or additional purchase price amount) in additional units of the same Portfolio at their net asset value per unit determined on the payment date. However, a holder may elect, upon written notification to the Transfer Agent, to have dividends or capital gain distributions (or both) paid in cash or reinvested in the same class of units of another Portfolio at their net asset value per unit (plus an additional purchase price amount equal to .75% and 1.00% of the amount invested in the case of the Small Company Index Portfolio and International Equity Index Portfolio, respectively) determined on the payment date (provided the holder maintains an account in such Portfolio). Unitholders of record must make such election, or any revocation thereof, in writing to the Transfer Agent. The election will become effective with respect to dividends paid two days after its receipt by the Transfer Agent.

Net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account with respect to the International Bond, International Growth and International Equity Index Portfolios in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of the Portfolios' dividends may be treated as a return of capital, nontaxable to the extent of a unitholder's tax basis in his units.

Because of the different servicing fees and transfer agency fees payable with respect to the Class A, B, C and D units in a Portfolio, the amount of such Portfolio's net investment income available for distribution to the holders of such units will be effectively reduced by the amount of such fees. See "Unitholder Service Plan" and "Investment Adviser, Transfer Agent and Custodian" under the heading "Trust Information" in this Prospectus.

TAXES

Each Portfolio intends to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally will relieve the Portfolios of liability for Federal income taxes to the extent their earnings are distributed in accordance with the Code.

Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each Portfolio distribute to its unitholders an amount equal to at least 90% of its investment company taxable income for such year. In general, a Portfolio's investment company taxable income will be its taxable income, subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Portfolio intends to distribute as dividends substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to the Portfolio's unitholders who are not currently exempt from Federal income taxes whether they are received in cash or reinvested in additional units. (Federal income taxes for distributions to an IRA or other qualified retirement plan are deferred under the Code.) Such ordinary income distributions will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Portfolio from domestic corporations for the taxable year. It is not expected that any Fixed Income Portfolio distributions will qualify for the dividends received deduction for corporations.

Substantially all of each Portfolio's net realized long-term capital gains will be distributed at least annually to its unitholders. The Portfolios generally will have no tax liability with respect to such gains and the distributions will be taxable to Portfolio unitholders who are not currently exempt from Federal income taxes as long-term capital gains, regardless of how long the unitholders have held the units and whether such gains are received in cash or reinvested in additional units. Unitholders should note that, upon sale or exchange of Portfolio units, if the unitholder has not held such units for more than six months, any loss on the sale or exchange of those units will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the units.

Dividends declared in October, November or December of any year payable to unitholders of record on a specified date in such months will be deemed for Federal tax purposes to have been paid by the Portfolio and received by the unitholders on December 31 of such year if such dividends are paid during January of the following year.

An investor considering buying units of a Portfolio on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a unitholder upon the redemption, transfer or exchange of units of a Portfolio depending upon the tax basis and their price at the time of redemption, transfer or exchange.

It is expected that dividends and certain interest income earned by the International Bond, International Growth and International Equity Index Portfolios from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolios' total assets at the close of any taxable year consists of stock or securities (including debt securities) of foreign corporations, the Portfolios may elect, for Federal income tax purposes, to treat certain foreign taxes paid by them, including generally any withholding taxes and other foreign income taxes, as paid by their unitholders. Should the Portfolios make this election, the amount of such foreign taxes paid by the Portfolios will be included in their unitholders' income pro rata (in addition to taxable distributions actually received by them), and such unitholders will be entitled either (a) to credit their proportionate amounts of such taxes against their Federal income tax liabilities, or (b) to deduct such proportionate amounts from their Federal taxable income under certain circumstances.

If the International Bond, International Growth and International Equity Index Portfolios invest in certain "passive foreign investment companies" ("PFICs"), they will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such investments, even if they distribute such income to their unitholders. If a Portfolio elects to treat the PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form, a Portfolio would instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether such income is received, and such amounts would be subject to the various distribution requirements described above. In addition, a Portfolio may be permitted in the future to elect instead to recognize any appreciation in the PFIC shares that it owns by marking them to market as of the last Business Day of each taxable year (and on certain other dates prescribed in the Code). Again, gain recognized under this "mark-to-market" approach would be subject to the various distribution requirements described above, even if no cash is received currently from the PFIC investment.

Unitholders of record will be advised by the Trust at least annually as to the Federal income tax consequences of distributions made to them each year.

The foregoing discussion summarizes some of the important Federal tax considerations generally affecting the Portfolios and their unitholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own Federal, state and local tax situation.

                                NET ASSET VALUE

The net asset value per unit of each Portfolio for purposes of pricing purchase and redemption orders is calculated by Northern as of 3:00 p.m., Chicago Time, on each Business Day. Net asset value per unit of a particular class in a Portfolio is calculated by dividing the value of all securities and other assets belonging to a Portfolio that are allocated to such class, less the liabilities charged to that class, by the number of the outstanding units of that class.

U.S. and foreign investments held by a Portfolio are valued at the last quoted sales price on the exchange on which such securities are primarily traded, except that securities listed on an exchange in the United Kingdom are valued at the average of the closing bid and ask prices. If any securities listed on a U.S. securities exchange are not traded on a valuation date, they will be valued at the last quoted bid price. If securities listed on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted trade price. Securities which are traded in the U.S. over-the-counter markets are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are valued at the last sales price, except that such securities traded in the United Kingdom are valued at the average of the closing bid and ask prices. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value. Securities may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

                            PERFORMANCE INFORMATION

The performance of a class of units of a Portfolio may be compared to those of other mutual funds with similar investment objectives and to bond, stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of units may be compared to data prepared by Lipper Analytical Services, Inc. or other independent mutual fund reporting services. In addition, the performance of a class may be compared to the Lehman Brothers Government/Corporate Bond Index (or its components, including the Treasury Bond Index), S&P Index, S&P/Barra Growth Index, the Russell Index, the EAFE Index or other unmanaged stock and bond indices, including, but not limited to, the Merrill Lynch 1-5 Year Government Bond Index, the Merrill Lynch 1-5 Year Corporate/Government Bond Index, the 3-month LIBOR Index, the 91-day Treasury Bill Rate, the Composite Index, the J.P. Morgan Non-U.S. Government Bond Index, and the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industry companies listed on the New York Stock Exchange. Performance data as reported in national financial publications such as Money Magazine, Morningstar, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of units of a Portfolio.

The Portfolios calculate their total returns for each class of units on an "average annual total return" basis for various periods from the dates the respective Portfolios commenced investment operations and for other periods as permitted under the rules of the SEC. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of units may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the units and assume that any dividends and capital gain distributions made by the Portfolio with respect to a class during the period are reinvested in the units of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been more or less than the average for the entire period. The Portfolios may also advertise from time to time the total return of one or more classes of units on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

The yield of a class of units in the Fixed Income Portfolios and the Balanced Portfolio is computed based on the net income of such class during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, a Portfolio's yield for a class of units is computed by dividing the per unit net income for the class during a 30-day (or one month) period by the net asset value per unit on the last day of the period and annualizing the result on a semi-annual basis.

The Small Company Index and International Equity Index Portfolios may advertise total return data without reflecting the .75% and 1.00% portfolio transaction fee, respectively, if, in accordance with the rules of the SEC, they are accompanied by average annual total return data reflecting this fee. Quotations which do not reflect the fee will, of course, be higher than quotations which do.

Because of the different servicing fees and transfer agency fees payable with respect to the Class A, B, C and D units in a Portfolio, the performance of such units will be effectively reduced by the amount of such fees. For example, because Class A units bear the lowest servicing and transfer agency fees, the return of Class A units will be more than the return of other classes of units of the same Portfolio. See "Unitholder Servicing Plan" and "Investment Adviser, Transfer Agent and Custodian" under the heading "Trust Information" in this Prospectus.

The performance of each class of units of the Portfolios is based on historical earnings, will fluctuate and is not intended to indicate future performance. The investment return and principal value of an investment in a class will fluctuate so that a unitholder's units, when redeemed, may be worth more or less than their original cost. Performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Total return data should also be considered in light of the risks associated with a Portfolio's composition, quality, maturity, operating expenses and market conditions. Any fees charged by Institutions directly to their Customer accounts in connection with investments in a Portfolio will not be included in calculations of performance data.

                                 ORGANIZATION

The Trust was formed as a Massachusetts business trust on July 15, 1982 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of units of beneficial interest of one or more separate series representing interests in one or more investment portfolios. As of the date of this Prospectus, the Trust offers seventeen separate series of units of beneficial interest representing interests in seventeen investment portfolios, thirteen of which are described in this Prospectus; the other series of units are described in a separate prospectus. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Declaration of Trust of the Trust authorizes the Board of Trustees to classify or reclassify any unissued units into additional series or subseries within a series. Pursuant to such authority, the Board of Trustees has classified four subseries (sometimes referred to as "Classes") of units in each Portfolio: the Class A units, Class B units, Class C units and Class D units. Each unit of a Portfolio is without par value, represents an equal proportionate interest in that Portfolio with each other unit of its class in that Portfolio and is entitled to such dividends and distributions earned on such Portfolio's assets as are declared in the discretion of the Board of Trustees.

The Trust's unitholders are entitled to one vote for each full unit held and proportionate fractional votes for fractional units held. Each series entitled to vote on a matter will vote thereon in the aggregate and not by series, except as otherwise required by law or when the matter to be voted on affects only the interests of unitholders of a particular series. The Additional Statement gives examples of situations in which the law requires voting by series. Voting rights are not cumulative and, accordingly, the persons holding more than 50% of the aggregate voting power of the Trust may elect all of the Trustees irrespective of the vote of the other unitholders. In addition, holders of each of the Class A, B, C and D units representing interests in the same Portfolio have equal voting rights except that only units of a particular class within the Portfolio will be entitled to vote on matters submitted to a vote of unitholders (if any) relating to unitholder servicing expenses and transfer agency fees that are payable by that class.

As of September 15, 1997, Northern possessed sole or shared voting or investment power for its customer accounts with respect to more than 50% of the outstanding units of the Trust.

The Trust does not presently intend to hold annual meetings of unitholders except as required by the 1940 Act or other applicable law. Pursuant to the Trust Agreement, the Trustees will promptly call a meeting of unitholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding units. To the extent required by law, the Trust will assist in unitholder communications in connection with such a meeting.

The Trust Agreement provides that each unitholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

                                 MISCELLANEOUS

The address of the Trust is 4900 Sears Tower, Chicago, Illinois 60606 and the telephone number is (800) 621-2550.

As used in this Prospectus, the term "Business Day" refers to each day when Northern and the New York Stock Exchange are open, which is Monday through Friday, except for holidays observed by Northern and/or the Exchange. For 1997 the holidays of Northern and/or the Exchange are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas Day. On those days when Northern or the Exchange closes early as a result of unusual weather or other circumstances, the right is reserved to advance the time on that day by which purchase and redemption requests must be received. In addition, on any Business Day when the Public Securities Association (PSA) recommends that the securities markets close early, the Portfolios reserve the right to cease or to advance the deadline for accepting purchase and redemption orders for same Business Day credit up to one hour before the PSA recommended closing time. Purchase and redemption requests received after the advanced closing time will be effected on the next Business Day.

                             ---------------------

The U.S. Treasury Index Portfolio is not sponsored, endorsed, sold or promoted by Lehman, nor does Lehman guarantee the accuracy and/or completeness of the Lehman Index or any data included therein. Lehman makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the Lehman Index or any data included therein. Lehman makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the Lehman Index or any data included therein.

                             ---------------------

The Equity Index Portfolio is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the S&P Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P Index or any data included therein.

                             ---------------------

The International Equity Index Portfolio is not sponsored, endorsed, sold or promoted by MSCI, nor does MSCI guarantee the accuracy and/or completeness of the EAFE Index or any data included therein. MSCI makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the EAFE Index or any data included therein. MSCI makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the EAFE Index or any data included therein.

                             ---------------------

The Small Company Index Portfolio is not sponsored, endorsed, sold or promoted by Russell, nor does Russell guarantee the accuracy and/or completeness of the Russell Index or any data included therein. Russell makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the Russell Index or any data included therein. Russell makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the Russell Index or any data included therein.

                             ---------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                              THE BENCHMARK FUNDS
                               4900 SEARS TOWER
                            CHICAGO, ILLINOIS 60606

                     U.S. GOVERNMENT SECURITIES PORTFOLIO
                       SHORT-INTERMEDIATE BOND PORTFOLIO
                         U.S. TREASURY INDEX PORTFOLIO
                                BOND PORTFOLIO
                         INTERMEDIATE BOND PORTFOLIO
                         INTERNATIONAL BOND PORTFOLIO


This Statement of Additional Information (the "Additional Statement") dated October 1, 1997 is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus for the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, Intermediate Bond and International Bond Portfolios (the "Portfolios") of The Benchmark Funds (the "Prospectus") dated October 1, 1997. Copies of the Prospectus may be obtained without charge by calling Goldman, Sachs & Co. ("Goldman Sachs") toll-free at 1-800-621-2550 (outside Illinois) or by writing to the address stated above. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

                             ---------------------

                                     INDEX


                                                      Page
                                                      ----
ADDITIONAL INVESTMENT INFORMATION                     B-3
  Investment Objectives and Policies                  B-3
  Investment Restrictions Applicable to the
    U.S. Government Securities, Short-Intermediate
    Bond, U.S. Treasury Index, Bond, Intermediate
    Bond and International Bond Portfolios            B-17

17
ADDITIONAL TRUST INFORMATION                          B-21
  Trustees and Officers                               B-21
  Investment Adviser, Transfer Agent and Custodian    B-28
  Administrator and Distributor                       B-35
  Unitholder Servicing Plan                           B-38
  Counsel and Auditors                                B-40
  In-Kind Purchases                                   B-40
PERFORMANCE INFORMATION                               B-41
TAXES                                                 B-49
  General                                             B-49
  Taxation of Certain Financial Instruments           B-51
  Foreign Investors                                   B-53

  Conclusion                                          B-54
DESCRIPTION OF UNITS                                  B-54
OTHER INFORMATION                                     B-58
FINANCIAL STATEMENTS                                  B-60
60
APPENDIX A (Description of Bond Ratings)              1-A
APPENDIX B (Futures Contracts)                        1-B


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS ADDITIONAL STATEMENT OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                       ADDITIONAL INVESTMENT INFORMATION

INVESTMENT OBJECTIVES AND POLICIES

The following supplements the investment objectives and policies of the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, Intermediate Bond and International Bond Portfolios of The Benchmark Funds (the "Trust") as set forth in the Prospectus.

U.S. Government Obligations.  Examples of other types of U.S.  Government
---------------------------
obligations that may be acquired by the Portfolios include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

Supranational Bank Obligations.  Each Portfolio (other than the U.S. Treasury
------------------------------
Index Portfolio) may invest in obligations of supranational banks.
Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

Stripped Securities.  The Treasury Department has facilitated transfers of
-------------------
ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Each Portfolio may purchase securities registered in the STRIPS program. Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, each Portfolio (other than the U.S. Treasury Index Portfolio) may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

To the extent consistent with its investment objectives, each Portfolio may purchase stripped mortgage-backed securities ("SMBS"). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped.
SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per unit.

Asset-Backed Securities.  The U.S. Government Securities Portfolio may purchase
-----------------------
securities that are secured or backed by mortgages and issued by an agency of the U.S. Government, and the Short-Intermediate Bond, Bond, Intermediate Bond and International Bond Portfolios may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by a Portfolio may include collateralized mortgage obligations ("CMOs") issued by private companies.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Foreign Securities.  Unanticipated political or social developments may affect
------------------
the value of a Portfolio's investments in emerging market countries and the availability to the Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Portfolio's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Investors should understand that the expense ratio of the International Bond Portfolio can be expected to be higher than those of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Foreign Currency Transactions.  In order to protect against a possible loss on
-----------------------------
investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Short-Intermediate Bond, Bond, Intermediate Bond and International Bond Portfolios are authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time.

When entering into a contract for the purchase or sale of a security, a Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

When Northern anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Similarly, when the obligations held by a Portfolio create a short position in a foreign currency, the Portfolio may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Portfolio may also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

In addition, with respect to the International Bond Portfolio, Northern may purchase or sell forward foreign currency exchange contracts to seek to increase total return.

A separate account consisting of liquid assets equal to the amount of a Portfolio's assets that could be required to consummate forward contracts will be established with the

Portfolios' custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio. A forward contract to sell a foreign currency is "covered" if a Portfolio owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Portfolio to buy the same currency at a price that is (i) no higher than the Portfolio's price to sell the currency or (ii) greater than the Portfolio's price to sell the currency provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. A forward contract to buy a foreign currency is "covered" if a Portfolio holds a forward contract (or call option) permitting the Portfolio to sell the same currency at a price that is (i) as high as or higher than the Portfolio's price to buy the currency or (ii) lower than the Portfolio's price to buy the currency provided the difference in maintained by the Portfolio in liquid assets in a segregated account with its custodian.

Interest Rate Swaps, Floors and Caps and Currency Swaps.  The Portfolios (other
-------------------------------------------------------
than the U.S. Treasury Index Portfolio) may enter into interest rate swaps, floors and caps for hedging purposes and not for speculation. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. A Portfolio will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. The Portfolios will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis, i.e. the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

The International Bond Portfolio may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

Inasmuch as interest rate and currency swaps are entered into for good faith hedging purposes, the Trust and Northern believe that such transactions do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to interest rate or currency swaps will be accrued on a daily basis and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian.

The Portfolios will not enter into an interest rate or currency swap or interest rate floor or cap transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's. If there is a default by the other party to such transaction, the Portfolios will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.

Options.  Each Portfolio may buy put options and call options and write covered
-------
call and secured put options. Such options may relate to particular securities, financial instruments, foreign currencies, foreign or domestic securities indices or (in the case of the International Bond Portfolio) the yield differential between two securities ("yield curve options") and may or may not be listed on a domestic or foreign securities exchange (an "Exchange") or issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

The Portfolios will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Portfolio owns the security or currency underlying the call or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian, a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. The Portfolios will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Portfolios' custodian in an amount not less than the exercise price of the option at all times during the option period.

With respect to yield curve options, a call (or put) option is covered if the International Bond Portfolio holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian liquid assets sufficient to cover the Portfolio's net liability under the two options. Therefore, the Portfolio's liability for such a covered option is generally limited to the difference between the amount of the Portfolio's liability under the option written by the Portfolio less the value of the option held by the Portfolio. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these securities have not yet developed.

A Portfolio's obligation to sell a security or currency subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Portfolio's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security or currency from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security or currency during such period.

When a Portfolio purchases an option, the premium paid by it is recorded as an asset of the Portfolio. When the Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an Exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Futures Contracts and Related Options.  Each Portfolio may invest in futures
-------------------------------------
contracts and interest rate futures contracts and may purchase and sell call and put options on futures contracts for hedging purposes, for speculative purposes (to seek to increase total return), or for liquidity management purposes. For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.

Securities Lending.  Collateral for loans of portfolio securities made by a
------------------
Portfolio may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Portfolio lends its securities, it continues to receive dividends and/or interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions.
-----------------------------------------------------------------------------
When a Portfolio purchases securities on a when-issued, delayed delivery or forward commitment basis, the Portfolio's custodian (or subcustodian) will maintain in a segregated account liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian or subcustodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

As described in the Prospectus, the U.S. Government Securities, Short-Intermediate Bond and Bond Portfolios may dispose of or negotiate a when-issued or forward commitment after entering into it in connection with pair-off transactions. A Portfolio will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Portfolio's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

Commercial Paper, Bankers' Acceptances, Certificates of Deposit, Time Deposits
------------------------------------------------------------------------------
and Bank Notes.  Commercial paper represents short-term unsecured promissory
--------------
notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes rank junior to deposit liabilities of banks and pari passu with other senior,
                                           ----------
unsecured obligations of the bank. Some states have "depositor preference" laws that give depositors of their state chartered banks priority over holders of bank notes and other general creditors. In addition, the U.S. Congress has adopted legislation which creates a Federal "depositor preference" law providing the claims of certain creditors of an insured depository institution (including its depositors) with priority over the claims of that institution's unsecured creditors (including holders of its notes), in the event of that institution's insolvency or other resolution. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation to the extent of $100,000 per depositor.

A Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S.

branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Variable and Floating Rate Instruments.  With respect to the variable and
--------------------------------------
floating rate instruments that may be acquired by the Portfolios, Northern will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Portfolios' quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.




Investment Companies.  To the extent required by the 1940 Act and the
--------------------
regulations and orders of the SEC thereunder, each Portfolio currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, not more than 3% of the total outstanding stock of any one investment company will be owned by a Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act). An investment company whose securities are purchased by a Portfolio or the Trust is not obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid. Notwithstanding the foregoing, a Portfolio may adhere to more restrictive limitations with respect to its investments in securities issued by other investment companies if required by the SEC or deemed to be in the best interests of the Trust and will comply with any fundamental investment restriction that may otherwise be applicable to such investments. To the extent required by the 1940 Act, each Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

Repurchase Agreements.  Each Portfolio may enter into repurchase agreements with
---------------------
financial institutions, such as banks and broker-dealers, as are deemed creditworthy by Northern under guidelines approved by the Trust's Board of Trustees. The repurchase price under the repurchase agreements will generally equal the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian (or subcustodian), in the Federal

Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

Reverse Repurchase Agreements.  Each Portfolio may borrow funds for temporary or
-----------------------------
emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price. The Portfolios will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Portfolio will maintain in a segregated account liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

Risks Related to Lower-Rated Securities.  While any investment carries some
---------------------------------------
risk, certain risks associated with lower-rated securities are different than those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Portfolio's net asset value per unit.

There remains some uncertainty about the performance level of the market for lower-rated securities under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the markets for lower-rated securities (resulting in a greater number of bond defaults) and the value of lower-rated securities held in a portfolio of investments.

The economy and interest rates can affect lower-rated securities differently than other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

If an issuer of a security defaults, a Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower-rated securities as well as a Portfolio's net asset value. In general, both the prices and yields of lower-rated securities will fluctuate.

In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is not an established secondary market for the security or the security is lightly traded. As a result, a Portfolio's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by the Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

The rating assigned by a rating agency evaluates the safety of a lower-rated security's principal and interest payments, but does not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, Northern performs its own analysis of the issuers whose lower-rated securities the Portfolios hold. Because of this, the Portfolios' performance may depend more on Northern's own credit analysis than in the case of mutual funds investing in higher-rated securities.

In selecting lower-rated securities, Northern considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Portfolio's investment portfolio. Northern monitors the issuers of lower-rated securities held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.

Yields and Ratings.  The yields on certain obligations, including the
------------------
instruments in which the Portfolios may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Moody's, Duff, Fitch and TBW represent their respective opinions as to the quality of the obligations they undertake to rate.

Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Subject to the limitations stated in the Prospectus, if a Portfolio security undergoes a rating revision, a Portfolio may continue to hold the security if Northern determines that retention is warranted.

Calculation of Portfolio Turnover Rate.  The portfolio turnover rate for the
--------------------------------------
Portfolios is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Portfolios to receive favorable tax treatment.

INVESTMENT RESTRICTIONS APPLICABLE TO THE U.S. GOVERNMENT SECURITIES, SHORT-INTERMEDIATE BOND, U.S. TREASURY INDEX, BOND, INTERMEDIATE BOND AND INTERNATIONAL BOND PORTFOLIOS

The U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, Intermediate Bond and International Bond Portfolios are subject to the fundamental investment restrictions enumerated below which may be changed with respect to these particular Portfolios only by a vote of the holders of a majority of a Portfolio's outstanding units.

No Portfolio may:

     (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

     (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

     (3) Purchase or sell real estate, but this restriction shall not prevent a Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

     (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, enter into futures contracts and related options, and enter into forward currency contracts in accordance with its investment objective and policies.

     (5)   Invest in companies for the purpose of exercising control.

     (6) Act as underwriter of securities, except as a Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

     (7) Write puts, calls or combinations thereof, except for transactions in options on securities, financial instruments, currencies and indices of securities (and in the case of the International Bond Portfolio, yield curve options); futures contracts; options on futures contracts; forward currency contracts; short sales of securities against the box; interest rate swaps (and in the case of the International Bond Portfolio, currency swaps); and pair-off transactions (except in the case of the International Bond Portfolio).

     (8) Purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio, except that up to 25% of the value of its total assets may be invested without regard to this 10% limitation; provided that this restriction does not apply to the International Bond Portfolio or Intermediate Bond Portfolio.

     (9) Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purposes of this restriction, as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

     (10) Borrow money (other than pursuant to reverse repurchase agreements), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exceptions in
(a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolios by enabling the Trust to meet redemption requests when the liquidation of Portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of a Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act.

IN ADDITION, THE U.S. GOVERNMENT SECURITIES, SHORT-INTERMEDIATE BOND, U.S. TREASURY INDEX AND BOND PORTFOLIOS MAY NOT:

     (11) Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of such Portfolio's total assets would be invested in such issuer, except that: (a) up to 25% of the value of the total assets of each Portfolio may be invested in any securities without regard to this 5% limitation; and (b) with respect to each Portfolio, such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

In applying Restriction No. 11 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

IN ADDITION, WITH RESPECT TO THE INTERMEDIATE BOND PORTFOLIO:

     (12) The Portfolio may not make any investment inconsistent with the Portfolio's classification as a diversified investment company under the 1940 Act.

     (13) Notwithstanding any of the Trust's other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Intermediate Bond Portfolio may (a) purchase securities of other investment companies to the full extent permitted under Section 12 of the 1940 Act (or any successor provision thereto) or under any regulation or order of the Securities and Exchange Commission; and (b)invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policies and fundamental restrictions as the Portfolio.

Except to the extent otherwise provided in Investment Restriction (9) for the purpose of such restriction, in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual (except that the International Bond Portfolio will use the Morgan Stanley Capital International industry classification titles).
Securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

In addition, as a matter of fundamental policy, the International Bond Portfolio will not issue senior securities except as stated in the Prospectus or this Additional Statement.

As a non-fundamental investment restriction, the International Bond Portfolio may not, at the end of any tax quarter, hold more than 10% of the outstanding voting securities of any one issuer, except that up to 50% of the total value of the assets of the Portfolio may be invested in any securities without regard to this 10% limitation so long as no more than 25% of the total value of its assets is invested in the securities of any one issuer (except the U.S. Government).
As a non-fundamental investment restriction that can be changed without unitholder approval, the International Bond Portfolio may not, at the end of any tax quarter, invest more than 5% of the total value of its assets in the securities of any one issuer (except U.S. Government securities), except that up to 50% of the total value of the Portfolio's assets may be invested in any securities without regard to this 5% limitation so long as no more than 25% of the total value of its assets is invested in the securities of any one issuer (except U.S. Government securities).

Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio.

                         ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers of the Trust is set forth below.

NAME, AGE               POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST     DURING PAST 5 YEARS
-----------             ----------     ------------------------

William H. Springer,    68 Chairman    Vice Chairman of Ameritech (a
701 Morningside Drive   and            telecommunications holding company),
Lake Forest, IL 60045   Trustee        February 1987 to retirement in August
                                       1992; Vice Chairman, Chief Financial and
                                       Administrative Officer of Ameritech prior to 1987; Director, Walgreen Co. (a retail drug store business); and Director of Baker, Fentress & Co. (a closed-end, non-diversified management investment company) from April 1992 to present;
                                       Trustee, Goldman Sachs Trust from 1989 to present.

Richard Gordon Cline,   62 Trustee     Chairman, Hawthorne Investors, Inc. (a
4200 Commerce Court                    management advisory services and private
Suite 300                              investment company) since January 1996;
                                       Chairman and CEO of NICOR Inc. (a
                                       diversified public utility holding
                                       company) from 1986 to 1995, and
                                       President, 1992-1993; Director: Whitman
                                       Corporation (a diversified holding
                                       company); Kmart Corporation (a retailing company); Ryerson Tull, Inc. (a metals distribution company); and University of
                                       Illinois Foundation.

Edward J. Condon, Jr.,  57 Trustee     Chairman of The Paradigm Group, Ltd. (a
227 West Monroe Street                 financial advisor) since July 1993; Vice
Chicago, IL 60606                      President and Treasurer of Sears, Roebuck
                                       and Co. (a retail corporation) from
                                       February 1989 to July 1993; within the
                                       last five years he

NAME, AGE               POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST     DURING PAST 5 YEARS
-----------             ----------     -------------------

                                       has served as a Director of: Sears
                                       Roebuck Acceptance Corp.; Discover Credit
                                       Corp.; Sears Receivables Financing Group,
                                       Inc.; Sears Credit Corp.; and Sears
                                       Overseas Finance N.V.; Member of the
                                       Board of Managers of The Liberty
                                       Hampshire Company, LLC; Vice Chairman and
                                       Director of Energenics LLC; Director of
                                       University Eldercare, Inc.; Director of
                                       the Girl Scouts of Chicago; and Trustee
                                       of Dominican University.

John W. English,         64 Trustee    Private Investor;  Vice President and
50-H New England Avenue                Chief Investment Officer of The Ford
P.O. Box 640                           Foundation (a charitable trust) from
Summit, NJ 07902-0640.                 1981 until 1993; Trustee: The China Fund,
                                       Inc.; Retail Property Trust; Sierra
                                       Trust; American Red Cross in Greater New
                                       York; Mote Marine Laboratory; and United
                                       Board for Christian Higher Education in
                                       Asia. Director: University of Iowa
                                       Foundation; Blanton-Peale Institutes of
                                       Religion and Health; Community Foundation of Sarasota County; Duke Management
                                       Company; and John Ringling Centre
                                       Foundation.

James J. Gavin, Jr.,     75 Trustee    Vice Chairman from January 1985 to
161 Thorntree Lane                     August 1987 and Senior Vice President-
Winnetka, Illinois 60093               Finance and Chief Financial Officer from
                                       1975 to January 1985 of Borg-Warner
                                       Corporation (a diversified manufacturing company also engaged in providing financial and protective services);
                                       Director of Service Corporation
                                       International (a funeral service/cemetery company) since September 1986 and
                                       Huntco., Inc. (a major inter-

NAME, AGE               POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST     DURING PAST 5 YEARS
-----------             ----------     -------------------

                                       mediate steel processor) since June 1993.

Sandra Polk Guthman,    53 Trustee     President and CEO of Polk Bros.
420 N. Wabash Avenue                   Foundation (an Illinois not-for-profit
Suite 204                              corporation) from 1993 to present;
Chicago, IL  60611                     Director of Business Transformation from
                                       1992-1993, and Midwestern Director of
                                       Marketing from 1988-1992, IBM
                                       Corporation; Director: MBIA Insurance
                                       Corporation of Illinois (bank holding
                                       company) since 1994 and Avondale
                                       Financial Corporation (a stock savings
                                       and loan holding company) since 1995.

Frederick T.  Kelsey,   70 Trustee     Consultant to Goldman Sachs from
738 York Court                         December 1985 through February 1988;
Northbrook, IL 60062                   Director of Goldman Sachs Funds Group and
                                       Vice President of Goldman Sachs from May
                                       1981 until his retirement in November
                                       1985; President and Treasurer of the
                                       Trust and other investment companies
                                       affiliated with Goldman Sachs through
                                       August 1985; President from 1983 to 1985, and Trustee from 1983 to 1984, Trustee, various management investment companies affiliated with Zurich Kemper
                                       Investments.

Richard P. Strubel,     57 Trustee     Managing Director, Tandem Partners, Inc.
70 West Madison St                     (a privately held management services
Suite 1400                             firm) since 1990; President and Chief
Chicago, IL 60602                      Executive Officer, Microdot, Inc. (a
                                       privately held manufacturing firm) from
                                       1984 to 1994; Trustee, Goldman Sachs
                                       Trust from 1987 to present; Director of
                                       Kaynar Tech-

NAME, AGE               POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST     DURING PAST 5 YEARS
-----------             ----------     -------------------

                                       nologies, Inc. (a leading manufacturer of aircraft fasteners); Trustee of the University of Chicago; Director of Children's Memorial Medical Center.

Nancy L. Mucker, 47     Vice           Vice President, Goldman Sachs President
4900 Sears Tower                       (since April 1985); Manager, Shareholder
Chicago, IL  60606                     Servicing of GSAM (since November 1989).

John W. Mosior, 58      Vice           Vice President, Goldman Sachs; Manager,
4900 Sears Tower        President      Shareholder Servicing of GSAM (since
Chicago, IL  60606                     November 1989).

Scott M. Gilman, 37     Treasurer      Director, Mutual Funds Administration
One New York Plaza                     of GSAM (since April 1994);
New York, NY  10004                    Assistant Treasurer of Goldman Sachs
                                       Funds Management, Inc. (since March
                                       1993); Vice President, Goldman Sachs
                                       (since March 1990).

John Perlowski, 32      Assistant      Vice President, Goldman Sachs (since
One New York Plaza      Treasurer      July 1995); Director, Investors Bank and
New York, NY  10004                    Trust Company (November 1993 to July
                                       1995); Audit Manager of Arthur Anderson,
                                       LLP (prior thereto).

Michael J. Richman, 36 Secretary       Associate General Counsel of GSAM (since
85 Broad Street                        February 1994); Vice President and
New York, NY 10004                     Assistant General Counsel of Goldman
                                       Sachs (since June 1992); Counsel to the
                                       Funds Group, GSAM (since June 1992);
                                       Partner of Hale and Dorr from September
                                       1991 to June 1992.

Howard B. Surloff, 32  Assistant       Vice President and Assistant General
85 Broad Street        Secretary       Counsel of Goldman Sachs (since
New York, NY 10004                     November 1993 and May 1994,
                                       respectively); Counsel to the Funds
                                       Group, GSAM (since November 1993);
                                       Associate of Shereff Friedman,

NAME, AGE              POSITIONS       PRINCIPAL OCCUPATION(S)
AND ADDRESS            WITH TRUST      DURING PAST 5 YEARS
-----------            ----------      -------------------

                                       Hoffman & Goodman, LLP prior thereto.

Valerie A. Zondorak, 31 Assistant      Vice President, Goldman Sachs (since
85 Broad Street         Secretary      March 1997); Counsel to the Funds
New York, NY  10004                    Group, GSAM (since March 1997); Associate
                                       of Shereff Friedman, Hoffman & Goodman,
                                       LLP (prior thereto).

Steven E. Hartstein, 33 Assistant      Legal Products Analyst, Goldman Sachs
85 Broad Street         Secretary      (since June 1993); Funds Compliance
New York, NY  10004                    Officer, Citibank Global Asset Management
                                       (August 1991 to June 1993).

Deborah A. Farrell,  26 Assistant      Legal Assistant, Goldman Sachs (since
85 Broad Street         Secretary      January 1994); Formerly at Cleary,
New York, NY  10004                    Gottlieb, Steen & Hamilton.



Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern, Goldman Sachs and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. Messrs. Springer, Kelsey, Strubel, Mosior, Gilman, Richman, Surloff and Hartstein and Mmes. Farrell, Mucker, and Zondorak hold similar positions with one or more investment companies that are advised by Goldman Sachs. As a result of the responsibilities assumed by Northern under its Advisory Agreement, Transfer Agency Agreement, Custodian Agreement and Foreign Custody Agreement with the Trust and by Goldman Sachs under its Administration Agreement and Distribution Agreement with the Trust, the Trust itself requires no employees.

Each officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Each Trustee earns a quarterly retainer of $6,250 and the Chairman of the Board earns a quarterly retainer of $9,375. Each

Trustee, including the Chairman of the Board, earns an additional fee of $1,500 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

In addition, the Trustees established an Audit Committee consisting of three members including a Chairman of the Committee. Each member earns a fee of $1,500 for each meeting attended and the Chairman earns a quarterly retainer of $1,250.

Each Trustee will hold office for an indefinite term until the earliest of (1) the next meeting of Unitholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (2) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or Unitholders, in accordance with the Trust's Agreement and Declaration of Trust; or (3) in accordance with the current resolutions of the Board of Trustees (which may be changed without Unitholder vote), on the last day of the fiscal year of the Trust in which he or she attains the age of 72 years (or, in the case of Mr. Gavin, until November 30, 1997).

The Trust's officers do not receive fees from the Trust for services in such capacities, although Goldman Sachs, of which they are also officers, receives fees from the Trust for administrative services.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended November 30, 1996:+

                                           Pension or
                                           Retirement
                                           Benefits         Total Compensation
                          Aggregate        Accrued as       from Registrant and
                         Compensation      Part of          Fund Complex Paid to
Name of Trustee        from Registrant  Trust's Expenses          Trustees
---------------        ---------------  ----------------    --------------------
William H. Springer        $45,000            $0                   $45,000
Edward J. Condon, Jr.      $32,500            $0                   $32,500
John W. English            $31,000            $0                   $31,000
James J. Gavin             $35,000            $0                   $35,500
William B. Jordan*         $ 2,083            $0                    $2,083
Frederick T. Kelsey        $35,500            $5,325**             $40,825
Richard P. Strubel         $40,500            $0                   $40,500

*    Retired as of December 31, 1995.
**   Interest from deferred compensation.
+ Mr. Cline and Ms. Guthman are not included in the foregoing table as they were not elected as Trustees of the Trust until September 1997.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Northern is one of the nation's leading providers of trust and investment management services. As of June 30, 1997, Northern had approximately $149 billion in assets under management for clients including public and private retirement funds, endowments, foundations, trusts, corporations, other investment companies and individuals. Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees, (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of federal regulations, (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives.

Subject to the general supervision of the Board of Trustees, Northern makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Portfolio. Northern's Advisory Agreement with the Trust provides that in selecting brokers or dealers to place orders for transactions Northern shall attempt to obtain best net price and execution. In assessing the best overall terms available for any transaction, Northern is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, Northern may consider the brokerage and research services provided to the Portfolios and/or other accounts over which Northern or an affiliate of Northern exercises investment discretion. These brokerage and research services may include industry and company analyses, portfolio services, quantitative data, market information systems and economic and political consulting and analytical services. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

Transactions on foreign securities exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, Northern will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolios will engage in this practice, however, only when Northern believes such practice to be in the Portfolios' interests.

Northern's investment advisory duties for the Trust are carried out through its Trust Department. On occasions when Northern deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other fiduciary or agency accounts managed by it (including any other Portfolio, investment company or account for which Northern acts as adviser), the Agreement provides that Northern, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for such Portfolio with those to be sold or purchased for such other accounts in order to obtain the best net price and execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Northern in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Portfolio or the amount of the securities that are able to be sold for a Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits Northern, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of Northern's opinion of the reliability and quality of such broker or dealer.

The Advisory Agreement provides that Northern may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify Northern against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

Under its Transfer Agency Agreement with the Trust, with respect to units held by Institutions, Northern has undertaken to perform some or all of the following services: (1) establish and maintain an omnibus account in the name of each Institution; (2) process purchase orders and redemption requests from an Institution, furnish confirmations and disburse redemption proceeds; (3) act as the income disbursing agent of the Trust; (4) answer inquiries from Institutions; (5) provide periodic statements of account to each Institution;
(6) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator; (7) if required by law, prepare and forward to Institutions unitholder communications (such as proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices); (8) preserve all records; and (9) furnish necessary office space, facilities and personnel. Under the Transfer Agency Agreement, with respect to units held by investors, Northern has also undertaken to perform some or all of the following services: (1) establish and maintain separate accounts in the name of the investors; (2) process purchase orders and redemption requests, and furnish confirmations in accordance with applicable law; (3) disburse redemption proceeds; (4) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator; (5) act as income disbursing agent of the Trust in accordance with the terms of the Prospectus and instructions from the Trust or its administrator; (6) provide periodic statements of account; (7) answer inquiries (including requests for Prospectuses and Additional Statements, and assistance in the completion of new account applications) from investors and respond to all requests for information regarding the Trust (such as current price, recent performance, and yield data) and questions relating to accounts of investors (such as possible errors in statements, and transactions); (8) respond to and seek to resolve all complaints of investors with respect to the Trust or their accounts; (9) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to investors;
(10) furnish the Trust all pertinent Blue Sky information; (11) perform all required tax withholding; (12) preserve records; and (13) furnish necessary office space, facilities and personnel. Northern may appoint one or more sub-transfer agents in the performance of its services.

As compensation for the services rendered by Northern under the Transfer Agency Agreement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, payable monthly, at an annual rate of .01%,
 .05%, .10% and .15%
of the average daily net asset value of the Class A, B, C and D units, respectively, in the Portfolios.

Under its Custodian Agreement (and in the case of the International Bond Portfolio its Foreign Custody Agreement) with the Trust, Northern (1) holds each Portfolio's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Portfolio, (3) makes receipts and disbursements of funds on behalf of the Portfolio, (4) receives, delivers and releases securities on behalf of the Portfolio, (5) collects and receives all income, principal and other payments in respect of the Portfolio's investments held by Northern under the Agreement, and (6) maintains the accounting records of the Trust. Northern may employ one or more subcustodians, provided that Northern shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian (or, in the case of foreign securities, to the terms of any agreement entered into between Northern and such subcustodian to which such resolution relates). In addition, the Trust's custodial arrangements provide, with respect to foreign securities, that Northern shall not be: (i) responsible for the solvency of any subcustodian appointed by it with reasonable care; (ii) responsible for any act, omission, default or for the solvency of any eligible foreign securities depository; or
(iii) liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the subcustodian has otherwise exercised reasonable care. Northern may also appoint agents to carry out such of the provisions of the Custodian Agreement and the Foreign Custody Agreement as Northern may from time to time direct, provided that the appointment of an agent shall not relieve Northern of any of its responsibilities under either Agreement. Northern has entered into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the Portfolios' foreign securities.

As compensation for the services rendered to the Trust by Northern as custodian to the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and Intermediate Bond Portfolios, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $18,000 annually for each Portfolio, plus (ii) 1/100th of 1% annually of each Portfolio's average daily net assets to the extent they exceed $100 million, plus (iii) a fixed dollar fee for each trade in portfolio securities, plus (iv) a fixed dollar fee for each time that Northern as Custodian receives or transmits funds via wire, plus (v) reimbursement of expenses incurred by Northern as custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment.

As compensation for the services rendered to the Trust under the Foreign Custody Agreement with respect to the International Bond Portfolio, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $35,000 annually for the International Bond Portfolio, plus (ii) 9/100th of 1% annually of the Portfolio's average daily net assets, plus (iii) reimbursement for fees incurred by Northern as foreign Custodian for telephone, postage, courier fees, office supplies and duplicating.

Unless sooner terminated, the Advisory Agreement, Custodian Agreement (or in the case of the International Bond Portfolio the Foreign Custody Agreement) and Transfer Agency Agreement between Northern and the Trust will continue in effect with respect to a particular Portfolio until April 30, 1998 and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined below under "Other Information"). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or unitholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust.
For the fiscal periods ended November 30 as indicated, the amount of the Advisory Fee incurred by each Portfolio (after fee waivers) was as follows:

                                      1996     1995      1994
                                     -------  -------  --------
U.S. Government Securities
  Portfolio (1)                      219,457   77,685    67,880
Short-Intermediate Bond
  Portfolio (2)                      421,548  305,155   260,009
U.S. Treasury Index Portfolio (2)     26,172   49,400    83,790
Bond Portfolio (2)                   830,217  663,400   608,504
International Bond Portfolio (3)     224,098  224,564  $122,985

_____________

(1)  Commenced investment operations on April 5, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

For the same fiscal periods ended November 30 as indicated.
Northern waived additional advisory fees as follows:

                                                  1996      1995     1994
                                                ---------  -------  -------
U.S. Government Securities
  Portfolio (1)                                   307,297  108,759   95,031
Short-Intermediate Bond
  Portfolio (2)                                   589,702  427,217  364,019
U.S. Treasury Index Portfolio (2)                  43,719   82,333  139,653
Bond Portfolio (2)                              1,162,601  928,746  851,339
International Bond Portfolio (3)                   63,958   64,150   34,908

___________

(1)  Commenced investment operations on April 5, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.


For the fiscal periods ended November 30 as indicated, the amount of the Transfer Agency Fee incurred by each Portfolio was as follows:

                                                  1996     1995    1994
                                                  ----     ----    ----
U.S. Government Securities
  Portfolio (1)                                   12,058   3,163   2,980
Short-Intermediate Bond
  Portfolio (2)                                   16,929  12,216  10,000
U.S. Treasury Index Portfolio (2)                  2,414   3,366   6,173
Bond Portfolio (2)                                39,420  28,014  24,006
International Bond Portfolio (3)                   3,220   3,209   2,000

____________

(1)  Commenced investment operations on April 5, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.


For the fiscal periods ended November 30 as indicated, the amount of the Custodian Fee (and, in the case of the International Bond Portfolio, the Foreign Custodian Fee) incurred by each Portfolio was as follows:

                                      1996    1995    1994
                                     ------  ------  ------
U.S. Government Securities
  Portfolio (1)                      19,709  23,744  24,000
Short-Intermediate Bond
  Portfolio (2)                      28,060  24,834  22,343
U.S. Treasury Index Portfolio (2)    20,242  22,734  23,070
Bond Portfolio (2)                   46,249  35,344  36,609
International Bond Portfolio (3)     67,555  46,838  25,000

____________

(1)  Commenced investment operations on April 5, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern believes that it may perform the services contemplated by its agreements with the Trust without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern from continuing to perform such services for the Trust.

Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with Northern and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per unit of any Portfolio or result in a financial loss to any unitholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing units of an open-end investment company were relaxed, the Trust expects that Northern would consider the possibility of offering to perform some or all of the services now provided by Goldman Sachs. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern might offer to provide services for consideration by the Trustees.

Goldman Sachs is also an active investor, dealer and/or underwriter in many types of stocks, bonds and other instruments. Its activities in this regard could have some effect on the market for those instruments which the Portfolios acquire, hold or sell.

In the Advisory Agreement, Northern agrees that the name "The Benchmark" may be used in connection with the Trust's business on a royalty-free basis. Northern has reserved to itself the right to grant the non-exclusive right to use the name "The Benchmark" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "The Benchmark." (This undertaking by the Trust may be subject to certain legal limitations.)

PORTFOLIO TRANSACTIONS

To the extent that a Portfolio effects brokerage transactions with Goldman Sachs or any broker-dealer affiliated directly or indirectly with Northern, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the unitholders of the Portfolio. For the past three fiscal years, none of the Portfolios paid brokerage commissions.

During the fiscal year ended November 30, 1996, the Short-Intermediate Bond Portfolio acquired and sold securities of Salomon Brothers, Inc. and Donaldson, Lufkin & Jenrette Securities, Inc. each a regular broker/dealer. At November 30, 1996, the Short-Intermediate Bond Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Salomon Brothers, Inc., with an approximate aggregate value of $4,982,000 and Donaldson, Lufkin & Jenrette Securities, Inc., with an approximate aggregate market value of $8,826,000.

During the fiscal year ended November 30, 1996, the Bond Portfolio acquired and sold securities of Salomon Brothers, Inc. and Donaldson, Lufkin & Jenrette Securities, Inc., each a regular broker/dealer. At November 30, 1996, the Bond Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents:
Salomon Brothers, Inc., with an approximate aggregate market value of $9,515,000 and Donaldson, Lufkin & Jenrette Securities, Inc., with an approximate aggregate market value of $7,450,000.


ADMINISTRATOR AND DISTRIBUTOR

Under its Administration Agreement with the Trust, Goldman Sachs, subject to the general supervision of the Trust's Board of Trustees, acts as the Trust's Administrator. In this capacity, Goldman Sachs (1) provides supervision of certain aspects of the Trust's non-investment advisory operations (the parties giving recognition to the fact that certain of such operations are performed by Northern pursuant to the Trust's agreements with Northern), (2) provides the Trust, to the extent not provided pursuant to such agreements, with such personnel as are reasonably necessary for the conduct of the Trust's affairs,
(3) arranges, to the extent not provided pursuant to such agreements, for the preparation at the Trust's expense of its tax returns, reports to unitholders, periodic updating of the Prospectus issued by the Trust, and reports filed with the SEC and other regulatory authorities (including qualification under state securities or Blue Sky laws of the Trust's units), and (4) provides the Trust, to the extent not provided pursuant to such agreements, with adequate office space and equipment and certain related services in Chicago.

For the fiscal periods ended November 30 as indicated, Goldman Sachs received fees under the Administration Agreement (after fee waivers) in the amount of:


                                             1996     1995     1994
                                            -------  -------  -------
U.S. Government Securities
  Portfolio (1)                              87,782   31,074   27,152
Short-Intermediate Bond
  Portfolio (2)                             168,616  122,062  104,003
U.S. Treasury Index Portfolio (2)            17,448   32,933   55,859
Bond Portfolio (2)                          332,084  265,356  243,234
International Bond Portfolio (3)             32,014   32,075   17,569

_____________

(1)  Commenced investment operations on April 5, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

For the fiscal periods ended November 30 as indicated and prior to May 1, 1997, Goldman Sachs voluntarily agreed to waive a portion of its Administration Fee for each Portfolio then in existence resulting in an effective fee of .10% of the average daily net assets for each Portfolio. The effect of these waivers by Goldman Sachs was to reduce Administration Fees by the following amounts:


                                            1996      1995      1994
                                           -------  --------  --------
U.S. Government Securities
  Portfolio (1)                            131,975  $ 46,611  $ 40,727
Short-Intermediate Bond
  Portfolio (2)                            185,161   161,031   162,000
U.S. Treasury Index Portfolio (2)           26,353    49,400    83,790
Bond Portfolio (2)                         243,306   232,678   221,000
International Bond Portfolio (3)            48,221    48,112    26,180

____________

(1)  Commenced investment operations on April 5, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

In addition, pursuant to an undertaking that commenced August 1, 1992, Goldman Sachs agreed that, if its administration fees (less expense reimbursements paid by Goldman Sachs to the Trust and less certain marketing expenses paid by Goldman Sachs) exceed a specified amount ($1 million for the Trust's first twelve invest ment portfolios plus $50,000 for each additional portfolio) during the current fiscal year, Goldman Sachs will waive a portion of its administration fees during the following fiscal year. This undertaking may be terminated by Goldman Sachs at any time without the consent of the Trust or the unitholders. There have been no waivers pursuant to this agreement during the last three fiscal periods.

Goldman Sachs has agreed for the current fiscal year to reimburse each Portfolio for all expenses (including fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as investment adviser or transfer agent, servicing fees and extraordinary expenses) which exceed on an annualized basis .25% of the International Bond Portfolio's average daily net assets and .10% of each other Portfolio's average daily net assets. Prior to May 1, 1997, this undertaking was voluntary with respect to the Portfolios. As of May 1, 1997, this undertaking is contractual with respect to all Portfolios. The effect of these reimbursements by Goldman Sachs for the fiscal periods ended November 30 as indicated, were to reduce the expenses of each Portfolio by:


                                            1996     1995     1994
                                           -------  -------  -------
U.S. Government Securities
  Portfolio (1)                             68,799   72,798   67,523
Short-Intermediate Bond
  Portfolio (2)                             97,056   87,069   82,935
U.S. Treasury Index Portfolio (2)           67,218   76,730   72,034
Bond Portfolio (2)                         142,673  112,995  156,721
International Bond Portfolio (3)            87,159   52,493   30,840

_____________

(1)  Commenced investment operations on April 5, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

Unless sooner terminated the Administration Agreement will continue in effect with respect to a particular Portfolio until April 30, 1998, and thereafter for successive 12-month periods, provided that the agreement is approved annually
(1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined by the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined below under "Other Information"). The Administration Agreement is terminable at any time without penalty by the Trust (upon specified Trustee or unitholder action) on 60 days' written notice to Goldman Sachs and by Goldman Sachs on 60 days' written notice to the Trust.

The Trust has entered into a Distribution Agreement under which Goldman Sachs, as agent, sells units of each Portfolio on a continuous basis. Goldman Sachs pays the cost of printing and distributing prospectuses to persons who are not unitholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to Goldman Sachs for such distribution services.

The Administration Agreement and the Distribution Agreement provide that Goldman Sachs may render similar services to others so long as its services under such Agreements are not impaired thereby. The Administration Agreement provides that the Trust will indemnify Goldman Sachs against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Administration Agreement and Distribution Agreement) or, in lieu thereof, contribute to resulting losses.


UNITHOLDER SERVICING PLAN

As stated in the Portfolios' Prospectus, Institutions may enter into Servicing Agreements with the Trust under which they provide (or arrange to have provided) support services to their Customers or other investors who beneficially own such units in consideration of the Portfolios' payment of not more than .10%, .15% and .25% (on an annualized basis) of the average daily net asset value of the Class B, C and D units, respectively, of the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, Intermediate Bond and International Bond Portfolios beneficially owned by such Customers or investors.

For the fiscal periods ended November 30 as indicated, the aggregate amount of the Unitholder Service Fee incurred by each class of each Portfolio then in existence was as follows:

                                            1996        1995      1994
                                            ----        ----      ----
U.S. Government Securities Portfolio
     Class B                                  N/A        N/A       N/A
     Class C (6)                            $5,040.82     N/A       N/A
     Class D (1)                               451.87    $97.59    $3.47
Short-Intermediate Bond Portfolio
     Class B                                   N/A        N/A       N/A
     Class C                                   N/A        N/A       N/A
     Class D (2)                               126.73     16.96     0.30
U.S. Treasury Index Portfolio
     Class B                                   N/A        N/A       N/A
     Class C                                   N/A        N/A       N/A
     Class D (3)                             1,198.29     129.80    0.03
Bond Portfolio
     Class B                                   N/A        N/A       N/A
     Class C (4)                             6,685.99   2,292.16    N/A
     Class D (2)                               396.78     180.56    3.70

                                         1996   1995  1994
                                         -----  ----  ----
International Bond Portfolio
     Class B                             N/A    N/A   N/A
     Class C                             N/A    N/A   N/A
     Class D (5)                         29.96  0.48  N/A

(1)  Class D Units were issued on September 15, 1994.
(2)  Class D Units were issued on September 14, 1994.
(3)  Class D Units were issued on November 16, 1994.
(4)  Class C Units were issued on July 3, 1995.
(5)  Class D Units were issued on November 20, 1995.
(6)  Class C Units were issued on December 29, 1995.

Services provided by or arranged to be provided by Institutions under their Servicing Agreements may include: (1) establishing and maintaining separate account records of Customers or other investors; (2) providing Customers or other investors with a service that invests their assets in units of certain classes pursuant to specific or pre-authorized instructions, and assistance with new account applications; (3) aggregating and processing purchase and redemption requests for units of certain classes from Customers or other investors, and placing purchase and redemption orders with the Transfer Agent; (4) issuing, confirmations to Customers or other investors in accordance with applicable law;
(5) arranging for the timely transmission of funds representing the net purchase price or redemption proceeds; (6) processing dividend payments on behalf of Customers or other investors; (7) providing information periodically to Customers or other investors showing their positions in units; (8) responding to Customer or other investor inquiries (including requests for prospectuses), and complaints relating to the services performed by the Institutions; (9) acting as liaison with respect to all inquiries and complaints from Customers and other investors relating to errors committed by the Trust or its agents, and other matters pertaining to the Trust; (10) providing or arranging for another person to provide subaccounting with respect to units of certain classes beneficially owned by Customers or other investors; (11) if required by law, forwarding unitholder communications from the Trust (such as proxy statements and proxies, unitholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers and other investors; (12) providing such office space, facilities and personnel as may be required to perform its services under the Servicing Agreements; (13) maintaining appropriate management reporting and statistical information; (14) paying expenses related to the preparation of educational and other explanatory materials in connection with the development of investor services; (15) developing and monitoring investment programs; and (16) providing such other similar services as the Trust may reasonably request to the extent the Institutions are permitted to do so under applicable statutes, rules and regulations.

The Trust's agreements with Institutions are governed by a Plan (called the "Unitholder Servicing Plan") which has been adopted by the Board of Trustees. Pursuant to the Unitholder Servicing Plan, the Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with Institutions and the purposes for which the expenditures were made. In addition, the arrangements with Institutions must be approved annually by a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

The Board of Trustees has approved the arrangements with Institutions based on information provided by the Trust's service contractors that there is a reasonable likelihood that the arrangements will benefit the Portfolios and their unitholders by affording the Portfolios greater flexibility in connection with the servicing of the accounts of the beneficial owners of their units in an efficient manner.


COUNSEL AND AUDITORS

Drinker Biddle & Reath LLP, with offices at 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serve as counsel to the Trust.

Ernst & Young LLP, independent auditors, 233 S. Wacker Drive, Chicago, Illinois 60606-6301, have been selected as auditors of the Trust. In addition to audit services, Ernst & Young LLP reviews the Trust's Federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


IN-KIND PURCHASES

Payment for units of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further information about this form of payment, contact Northern. In connection with an in-kind securities payment, a Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

                            PERFORMANCE INFORMATION

Each Portfolio that advertises an "average annual total return" for a class of units computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                            T = (/ERVP)/Pn - 1


     Where:     T =    average annual total return;

                ERV = ending redeemable value at the end of the applicable period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) period;

                P =    hypothetical initial payment of $1,000; and

                n =    period covered by the computation, expressed in years.

Each Portfolio that advertises an "aggregate total return" for a class of units computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                              T = [(/ERVP) -1


The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per unit existing on the reinvestment date and (2) all recurring fees charged to all unitholder accounts are included. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

The average annual total returns and aggregate total returns shown below for the Short-Intermediate Bond, U.S. Treasury Index and Bond Portfolios include, for periods prior to the commencement of the Portfolios' operations, the performance of a predecessor collective fund adjusted to reflect the higher estimated fees and expenses applicable to such Portfolios' Class A Units at the time of their inception. Although all such predecessor collective funds were managed by Northern for the periods stated in a manner and pursuant to investment objectives that were equivalent in all material respects to the management and investment objectives of the corresponding Portfolios, such predecessor collective funds were not registered under the 1940 Act and were not subject to certain investment restrictions imposed by the 1940 Act. If they had been registered under the 1940 Act, performance might have been adversely affected. The average annual total returns and aggregate total returns shown for the Portfolios for their Class C and/or Class D Units also include, for the periods prior to the inception of such classes, the performance of the Portfolios' Class A Units. Because the fees and expenses of Class C and Class D Units are, respectively, 0.24% and 0.39% higher than those of Class A Units, actual performance for periods prior to the inception of Class C and Class D Units would have been lower if such higher fees and expenses had been taken into account.

Following commencement of operations of the Portfolios, Goldman Sachs reimbursed expenses to the Portfolios and voluntarily agreed to reduce a portion of its administration fee for each Portfolio pursuant to the undertaking described above under "Additional Trust Information - Administrator and Distributor" and "-Investment Adviser, Transfer Agent and Custodian," and Northern waived a portion of its investment advisory fees with respect to the Portfolios. The average annual total returns and aggregate total returns of each Portfolio with respect to Class A, Class C and Class D Units, as applicable, are shown below with and without such fee waivers and expense reimbursements.

                                                  FOR PERIODS ENDED MAY 31, 1997

                               AVERAGE ANNUAL TOTAL RETURNS(%)          AGGREGATE TOTAL RETURNS(%)
                                                       Since                                      Since
                              1 Year  5 Year  10 Year  Inception        1 Year  5 Year  10 Year   Inception
                              ------  ------  -------  ---------        ------  ------  -------   ---------


BOND/1/
-------

CLASS A
  with fee waivers and
  expense reimbursements      8.68     8.41   9.39           -          8.68    49.73     145.26    -

  w/o fee waivers and
  expense reimbursements      8.18     7.87   8.86           -          8.18    46.06     133.62    -

CLASS C
  with fee waivers and
  expense reimbursements      8.41     8.31   9.34           -          8.41    49.05     144.14    -

  w/o fee waivers and
  expense reimbursements      7.91     7.77   8.81           -          7.91    45.39     132.54    -

CLASS D
  with fee waivers and
  expense reimbursements      8.25     8.18   9.27           -          8.25    48.13     142.64    -

  w/o fee waivers and
  expense reimbursements      7.76     7.65   8.74           -          7.76    44.54     131.19    -

SHORT-INTERMEDIATE BOND/ 2/
CLASS A
  with fee waivers and
  expense reimbursements      6.27     6.14   7.20           -          6.27    34.72     100.47    -

  w/o fee waivers and
  expense reimbursements      5.72     5.55   6.61           -          5.72    30.98      89.69    -

CLASS D
  with fee waivers and
  expense reimbursements      5.82     5.91   7.09           -          5.82    33.28      98.32    -

  w/o fee waivers and
  expense reimbursements      5.28     5.30   6.49           -          5.28    29.47      87.46    -

                                              FOR PERIODS ENDED MAY 31, 1997

                               AVERAGE ANNUAL TOTAL RETURNS(%)          AGGREGATE TOTAL RETURNS(%)

                                 1 Year   5 Year   10 Year   Since         1 Year  5 Year  10 Year    Since
                                 ------   ------   -------                ------  ------  -------
                                                             Inception                                Inception
                                                             ---------                                ---------
U.S. TREASURY INDEX/3/
CLASS A
  with fee waivers and
  expense reimbursements         7.35     6.81       8.27         -         7.35   39.02     121.45        -

  w/o fee waivers and
  expense reimbursements         6.61     6.14       7.60         -         6.61   34.73     108.01        -

CLASS D
  with fee waivers and
  expense reimbursements         6.92     6.60       8.17         -         6.92   37.65     119.28        -

  w/o fee waivers and
  expense reimbursements         6.18     5.93       7.49         -         6.18   33.41     101.05        -

U.S. GOVERNMENT SECURITIES/4/
CLASS A
  with fee waivers and
  expense reimbursements         6.49      -            -      4.87         6.49       -          -    21.89

  w/o fee waivers and
  expense reimbursements         5.89      -            -      4.16         5.89       -          -    18.49

CLASS C
  with fee waivers and
  expense reimbursements         6.25      -            -      4.79         6.25       -          -    21.49

  w/o fee waivers and
  expense reimbursements         5.65      -            -      4.09         5.65       -          -   18.16

CLASS D
  with fee waivers and
  expense reimbursements         6.10      -            -      4.59         6.10       -          -   20.51

  w/o fee waivers and
  expense reimbursements         5.49      -            -      3.88         5.49       -          -   17.14

                                             FOR PERIODS ENDED MAY 31, 1997

                            AVERAGE ANNUAL TOTAL RETURNS(%)             AGGREGATE TOTAL RETURNS(%)

                            1 Year   5 Year   10 Year  Since            1 Year   5 Year  10 Year  Since
                            ------   ------   -------                   ------   ------  -------
                                                       Inception                                   Inception
                                                       ---------                                   ---------
INTERNATIONAL BOND/5/
CLASS A
  with fee waivers and
  expense reimbursements      3.31        -      -       8.00           3.31      -          -      27.75

  w/o fee waivers and
  expense reimbursements      2.68        -      -       7.40           2.68      -          -      25.49

CLASS D
  with fee waivers and
  expense reimbursements      2.90        -      -       7.81           2.90      -          -      27.00

  w/o fee waivers and
  expense reimbursements      2.27        -      -       7.20           2.27      -          -      24.74
----------------------

1. For Class A, C and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class C and D Units, performance data from January 11, 1993 to July 3, 1995 (commencement of Class C Units) and September 14, 1994 (commencement of Class D Units), respectively, is that of Class A Units. Because the fees and expenses of Class C and Class D Units are .24% and .39%, respectively, higher than those of Class A Units, actual performance would have been lower had such fees and expenses been taken into account. The predecessor collective fund has been managed in a manner and pursuant to investment objectives equivalent in all material respects to the management and investment objective of the Portfolio for the periods shown. The performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

2. For Class A and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from January 11, 1993 to September 14, 1994 (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are .39% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. The predecessor collective fund has been managed in a manner and pursuant to investment objectives equivalent in all material respects to the management and investment objective of the Portfolio for the periods shown. The performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

3. For Class A and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from January 11, 1993 to November 16, 1994 (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are .39% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is shown from January 1, 1987, the date from which the predecessor fund has been managed in a manner and pursuant to investment objectives equivalent in all material respects to the management and investment objective of the Portfolio. The performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

4. For Class C and D Units, performance data prior to December 29, 1995 (commencement of Class C Units), and September 15, 1994 (commencement of Class D Units), respectively, is that of Class A Units. Class A Units commenced operations April 5, 1993. Because fees and expenses of Class C and D Units are .24% and .39%, respectively, higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account.

5. For Class D Units, performance data prior to November 20, 1995 (commencement of Class D Units) is that of Class A Units. Class A Units commenced operations on March 28, 1994. Because the fees and expenses of Class D Units are .39% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account.

The Portfolios' 30-day (or one month) standard yield described in the Prospectus is calculated for each class of the Portfolios in accordance with the method prescribed by the SEC for mutual funds:


                       Yeild = 2[(/a b + 1)/6/ - 1]
                                   ---
                                    cd

          Where:    a = dividends and interest earned by a
                    Portfolio during the period;

                    b = expenses accrued for the period (net of reimbursements);

                    c = average daily number of units outstanding during the period entitled to receive dividends; and

                    d = net asset value per unit on the last day of the period.


For the 30 day period ended May 31, 1997, the annualized yields for the Class A, Class B, Class C and Class D units of the Portfolios were as follows:


                                 30-Day Yield
                                 -------------
U.S. Government Securities
  Portfolio
  Class A                                6.25%
  Class B                                N/A
  Class C                                6.01
  Class D                                5.86
Short-Intermediate Bond
  Portfolio
  Class A                                6.32
  Class B                                N/A
  Class C                                N/A
  Class D                                5.94
U.S. Treasury Index Portfolio
  Class A                                6.44
  Class B                                N/A
  Class C                                N/A
  Class D                                6.04
Bond Portfolio
  Class A                                6.33
  Class B                                N/A
  Class C                                6.08
  Class D                                5.91

                                    30-Day Yield
                                    ------------
International Bond Portfolio
     Class A                            4.58
     Class B                            N/A
     Class C                            N/A
     Class D                            4.18


The information set forth in the foregoing table reflects certain fee reductions and expense limitations. See "Investment Adviser, Transfer Agent and Custodian" and "Administrator and Distributor" under "Additional Trust Information." In the absence of such fee reductions and expense limitations, the annualized 30-day yields of each Portfolio with respect to Class A, Class B, Class C and Class D units would have been as follows:


                                                 30-Day Yield
                                                 ------------
U.S. Government Securities
  Portfolio
     Class A                                         6.18
     Class B                                         N/A
     Class C                                         5.94
     Class D                                         5.79
Short-Intermediate Bond Portfolio
     Class A                                         6.26
     Class B                                         N/A
     Class C                                         N/A
     Class D                                         5.88
U.S. Treasury Index Portfolio
     Class A                                         6.20
     Class B                                         N/A
     Class C                                         N/A
     Class D                                         5.28
Bond Portfolio
     Class A                                         6.30
     Class B                                         N/A
     Class C                                         6.05
     Class D                                         5.88
International Bond Portfolio
     Class A                                         4.25
     Class B                                         N/A
     Class C                                         N/A
     Class D                                         3.85


The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

Because of the different Servicing Fees and transfer agency fees payable with respect to Class A, B, C and D units in a Portfolio, performance quotations for units of Class B, C and D of the

Portfolio will be lower than the quotations for Class A units of the Portfolio, which will not bear any fees for unitholder support services and will bear minimal transfer agency fees.

                                     TAXES

The following summarizes certain additional tax considerations generally affecting the Portfolios and their unitholders that are not described in the Portfolios' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their unitholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

GENERAL

Each Portfolio will elect to be taxed separately as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to unitholders, provided that it distributes an amount equal to at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.

In addition to satisfying the Distribution Requirement, each Portfolio must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test"). Interest (including original issue discount and "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. Under the recently-enacted Taxpayer Relief Act of 1997, the Short-Short Test is repealed for taxable year beginning after August 11, 1997.

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each

Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

Each Portfolio intends to distribute to unitholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to unitholders as long-term capital gain, regardless of the length of time the unitholder has held the units, whether such gain was recognized by the Portfolio prior to the date on which a unitholder acquired units of the Portfolio and whether the distribution was paid in cash or reinvested in units. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of units held for six months or less will be treated as a long-term capital loss to the extent of the capital gain dividends the unitholder has received with respect to such units. It is not expected that any distributions will qualify for the dividends received deduction for corporations.

Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Under the Taxpayer Relief Act of 1997, for capital gains on securities recognized after July 28, 1997, the maximum tax rate for individuals is 20% if the property was held more than 18 months; for property held for more than 12 months, but no longer than 18 months, the maximum tax rate on capital gains continues to be 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a nominal maximum rate of 35%.

If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to unitholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income, to the extent of such Portfolio's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate unitholders.

Unitholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios each year.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

The Trust will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to any unitholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he is not subject to backup withholding or that he is an "exempt recipient."



TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

Special rules govern the Federal income tax treatment of financial instruments that may be held by the Portfolios. These rules may have a particular impact on the amount of income or gain that the Portfolios must distribute to their respective unitholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on their ability to comply with the Short-Short Test described above.

Generally, futures contracts, options on futures contracts and certain foreign currency contracts held by a Portfolio (collectively, the "Instruments") at the close of its taxable year are treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the period a Portfolio has held the Instruments ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the Instruments. Losses with respect to futures contracts to sell, related options and certain foreign currency contracts, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolios, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle (if they have not been held for the long-term holding period) will be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts which are part of a "mixed straddle" to sell related options and certain foreign currency contracts which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts, options and foreign currency contracts from the Rules of Section 1256 of the Code including "the 40%-60% rule" and the mark-to-market on gains and losses being treated for Federal income tax purposes as sold on the last business day of the Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, each Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, "the 40%-60% rule" will apply to the net gain or loss attributable to the Instruments, but, in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

A foreign currency contract must meet the following conditions in order to be subject to the mark-to-market rules described above: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Additional Statement, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by a Portfolio may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

Some of the non-U.S. dollar denominated investments that the Portfolios may make, such as foreign debt securities and foreign currency contracts, may be subject to provisions of the Code which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Portfolios which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

FOREIGN INVESTORS

Foreign unitholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Portfolio of net interest income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year. For this purpose, foreign unitholders include individuals other than U.S. citizens, residents and certain nonresident aliens, and foreign corporations, partnerships, trusts and estates. A foreign unitholder generally will not be subject to U.S. income or withholding tax in respect of proceeds from or gain on the redemption of units or in respect of capital gain dividends, provided such unitholder submits a statement, signed under penalties of perjury, attesting to such unitholder's exempt status. Different tax consequences apply to a foreign unitholder engaged in a U.S. trade or business. Foreign unitholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Portfolio.

CONCLUSION

The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Additional Statement. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its unitholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Unitholders are advised to consult their tax advisers with specific reference to their own tax situation, including the application of state and local taxes.

Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

                             DESCRIPTION OF UNITS

The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional units of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trust may hereafter create series in addition to the Trust's seventeen existing series, which represent interests in the Trust's seventeen respective portfolios, seven of which are discussed in this Additional Statement. The Trust Agreement further permits the Board of Trustees to classify or reclassify any unissued units into additional series or subseries within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of units of beneficial interest in four separate subseries (sometimes referred to as "classes") of units in each of the Trust's non-money market portfolios:
Class A, B,

C and D units. Under the terms of the Trust Agreement, each unit of each Portfolio is without par value, represents an equal proportionate interest in the particular Portfolio with each other unit of its class in the same Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon any liquidation of a Portfolio, unitholders of each class of a Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Units do not have any preemptive or conversion rights. The right of redemption is described under "Investing-Redemption of Units" in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a unitholder to redeem units and the date of payment by a Portfolio may be suspended for more than seven days
(a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the unitholders of the Portfolio. The Trust may also suspend or postpone the recordation of the transfer of its units upon the occurrence of any of the foregoing conditions. In addition, units of each Portfolio are redeemable at the unilateral option of the Trust if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the unitholders of the Portfolio. Units when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below.

The proceeds received by each Portfolio for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are normally allocated in proportion to the net asset value of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding units of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding units of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by unitholders of the Trust voting together in the aggregate without regard to a particular investment portfolio. In addition, unitholders of each of the classes in a particular investment portfolio have equal voting rights except that only units of a particular class of an investment portfolio will be entitled to vote on matters submitted to a vote of unitholders (if any) relating to unitholder servicing expenses and transfer agency fees that are payable by that class.

As a general matter, the Trust does not hold annual or other meetings of unitholders. This is because the Trust Agreement provides for unitholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of unitholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the unitholders or two-thirds of the Trustees.

Under Massachusetts law, there is a possibility that unitholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust Agreement contains an express disclaimer of unitholder (as well as Trustee and officer) liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each contract, undertaking or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement provides for indemnification out of Trust property of any unitholder charged or held personally liable for the obligations or liabilities of the Trust solely by reason of being or having been a unitholder of the Trust and not because of such unitholder's acts or omissions or for some other reason. The Trust Agreement also provides that the Trust shall, upon proper and timely request, assume the defense of any charge made against any unitholder as such for any obligation or liability of the Trust and satisfy any judgment thereon. Thus, the risk of a unitholder incurring financial loss on account of unitholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Trust Agreement provides that each Trustee of the Trust will be liable for his own wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee ("disabling conduct"), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that the Trust will indemnify Trustees and officers of the Trust against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with the Trust, except that no Trustee or officer will be indemnified against any liability to the Trust or its unitholders to which he would otherwise be subject by reason of disabling conduct.


As of September 9, 1997 substantially all of the Portfolios' outstanding units were held of record by Northern for the benefit of its customers and the customers of its affiliates and correspondent banks that have invested in the Portfolios. As of the same date, the Trust's Trustees and officers owned beneficially less than 1% of the outstanding units of each Portfolio. Northern has advised the Trust that the following persons (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle, Chicago, IL 60675) beneficially owned five percent or more of the outstanding units of the following Portfolios as of September 9, 1997:


                                              Number    Percentage
                                             of Units    of Units
                                             --------   -----------
 International Bond Portfolio
     The Northern Trust Company Pension      853,569       63.49%
       Plan
     Doe Run Resources Corporation           175,256       13.04%
       Retirement Plan

U.S. Treasury Index Portfolio
     Moody Bible Institute/General           501,811       30.46%

     Liberty Healthcare System Inc.          213,487       12.96%
       Pension Plan
     Purina Mills Inc. Master Retirement     147,607        8.96%
       Trust
     Moody Bible Institute/Annuity            97,943        5.95%
     Herget National Bank                     94,466        5.73%

Short Intermediate Bond Portfolio
     Nathan Cummings Foundation              838,464        8.38%

Bond Fund Portfolio
     The Northern Trust Company Pension      1,930,600   8.48%
       Plan
     Americlean Systems Inc. Salaried        1,170,926   5.14%
       Pension Plan
     The Northern Trust Company Thrift       1,512,415   6.64%
       Incentive Plan
     Phycor, Inc. Savings and Profit         1,170,593   7.78%
       Sharing Plan

U.S. Government Securities Portfolio
     Schlumberger Limited Master Profit      1,820,749  38.83%
       Sharing Trust
     Electrical Insurance Trust                545,252  11.63%
       Supplemental Unemployment Benefit
       Fund
     Schlumberger Limited Master Pension       352,121   7.51%
       Trust
     Sheet Metal Workers Local 265 Health      396,306   8.45%
       & Welfare Plan

                               OTHER INFORMATION

The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Each Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and Goldman Sachs, brokerage fees and commissions, any portfolio losses, fees for the registration or qualification of Portfolio units under Federal or state securities laws, expenses of the organization of the Portfolios, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses, Servicing Fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's unitholders and regulatory authorities, compensation and expenses of its Trustees, expenses of industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

The term "majority of the outstanding units" of either the Trust or a particular Portfolio means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment restriction, the vote of the lesser of (i) 67% of more of the units of the Trust or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding units of the Trust or such Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding units of the Trust or such Portfolio.

STATEMENTS CONTAINED IN THE PROSPECTUS OR IN THIS ADDITIONAL STATEMENT AS TO THE CONTENTS OF ANY CONTRACT OR OTHER DOCUMENTS REFERRED TO ARE NOT NECESSARILY COMPLETE, AND IN EACH INSTANCE REFERENCE IS MADE TO THE COPY OF SUCH CONTRACT OR OTHER DOCUMENT FILED AS AN EXHIBIT TO THE REGISTRATION STATEMENT OF WHICH THE PROSPECTUS AND THIS ADDITIONAL STATEMENT FORM A PART, EACH SUCH STATEMENT BEING QUALIFIED IN ALL RESPECTS BY SUCH REFERENCE.

At a Special Meeting held on September 2, 1997 (the "Meeting" and adjourned to September 16, 1997), the unitholders of each Portfolio (except as described below) voted on two proposed new fundamental investment policies and a proposed reorganization of the Portfolios into a corresponding series of a new Delaware business trust (the "Delaware Trust").

At the Meeting, the unitholders of each Portfolio approved a proposed new fundamental policy which will allow each Portfolio to invest in securities of other investment companies to the full extent permitted under the 1940 Act and any regulation or order of the SEC, notwithstanding the Portfolio's other fundamental policies. This new policy will permit a Portfolio to implement the "master-feeder" structure by investing all or substantially all of its assets in a single open-end investment company. The unitholders of each Portfolio except the U.S. Government Securities Portfolio and the International Bond Portfolio (which is non-diversified and did not vote on the proposal) also approved a proposed new fundamental issuer diversification policy which will require diversification only to the extent required under the 1940 Act. The aforementioned investment policies will become effective in connection with the Trust's annual amendment to its registration statement to be filed in 1998 with respect to those Portfolios whose unitholders have approved them at the meeting.

At the Meeting, each Portfolio except the U.S. Government Securities Portfolio also approved a proposal to reorganize the Portfolio into a newly-established series of the Delaware Trust. Because this reorganization was not approved with respect to all of the Trust's Portfolios, it is uncertain whether any Portfolios will be so reorganized. The Board of Trustees of the Trust will determine what further actions, if any, will be taken with respect to this proposal.

                             FINANCIAL STATEMENTS

The audited financial statements and related report of Ernst & Young LLP, independent auditors, contained in the Annual Report for the fiscal year ended November 30, 1996 are hereby incorporated herein by reference and attached hereto.* No other parts of the Annual Report, including without limitation "Management's Discussion of Portfolio Performance," are incorporated by reference herein. Unaudited financial statements for each Portfolio for the six months ended May 31, 1997, contained in the Semi-Annual Report dated May 31, 1997, are also attached hereto and incorporated by reference into this Additional Statement* Copies of the Annual Report and the Semi-Annual Report may be obtained by writing to Goldman, Sachs & Co., Funds Group, 4900 Sears Tower, Chicago, Illinois 60606, or by calling Goldman, Sachs toll-free at 800-621-2550.


_________________________

      /1/ The Intermediate Bond Portfolio had not commenced investment operations at May 31, 1997.

         *Financial Statements for periods indicated are included for the Short Duration Portfolio as they were prepared jointly with the financial statements for the other Portfolios. The Short Duration Portfolio terminated operations on June 30, 1997.

                                  APPENDIX A

DESCRIPTION OF BOND RATINGS

The following summarizes the highest six ratings used by Standard & Poor's Ratings Group, Inc., a division of McGraw Hill ("S&P") for corporate and municipal debt:

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

     BB AND B: Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

                                      1-A

S&P may attach the rating "r" to highlight derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks.

The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:

     AAA: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA: Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA AND B: Bonds that possess one of these ratings provide questionable protection of interest and principal. Ba indicates some speculative elements. B indicates a general lack of characteristics of desirable investment.

The foregoing ratings for corporate and municipal long-term debt are sometimes presented in parenthesis preceded with a "con" indicating the bonds are rated conditionally. Such parenthetical

                                      2-A
rating denotes the probable credit stature upon completion of some act or the fulfillment of some condition. The notation (P) when applied to forward delivery bonds indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bond.

The following summarizes the highest six ratings used by Duff & Phelps Credit Rating Co. ("D&P") for corporate and municipal long term debt:

     AAA: Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA: Debt rated AA is of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A: Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

     BBB: Bonds that are rated BBB have below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     BB AND B: Bonds that are rated BB or B are below investment grade. Bonds rated BB are deemed likely to meet obligations when due. Bonds rated B possess the risk that the obligations will not be met when due.

To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest six ratings used by Fitch Investors Service, Inc. ("Fitch") for corporate and municipal bonds:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds related in the "AAA" and "AA" categories are not significantly vulnerable

                                      3-A
     to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


     BB: Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.



     B: Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the instrument.

To provide more detailed indications of credit quality, the Fitch ratings "AA" and lower may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


DESCRIPTION OF MUNICIPAL NOTE RATINGS

The following summarizes the two highest ratings by S&P for short-term municipal notes:


     SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a "plus" (+) designation.

     SP-2:  Satisfactory capacity to pay principal and interest.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

                                      4-A

     MIG-1/VMIG-1: Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2: Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

The two highest rating categories of D&P for short-term debt are D1 and D2. D&P employs three designations, D1+, D1 and D1-, within the highest rating category. D1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations. Fitch uses the short-term ratings described below under "Description of Commercial Paper Ratings" for new municipal notes.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers or related supporting institutions rated Prime-1 are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and

                                      5-A
assured sources of alternate liquidity. Issuers or related supporting institutions rated Prime-2 are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the highest ratings used by Fitch for short-term obligations:


     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

D&P uses the short-term ratings described above under "Description of Note Ratings" for commercial paper.

                                      6-A

                                  APPENDIX B

As stated in their Prospectus, the Portfolios may enter into futures transactions and options thereon. Such transactions are described more fully in this Appendix.


I.   INTEREST RATE FUTURES CONTRACTS

     Use of Interest Rate Futures Contracts.  Bond prices are established in
     --------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within three business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Portfolio could use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this could include the use of futures contract sales to protect against expected increases in interest rates and the use of futures contract purchases to offset the impact of interest rate declines.

     A Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Portfolio, through using futures contracts.

     Interest rate futures contracts can also be used by a portfolio for nonhedging (speculative) purposes to increase total return.

     Description of Interest Rate Futures Contracts.  An interest rate futures
     ----------------------------------------------
contract sale would create an obligation by a Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in

                                      1-B
accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before a settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Portfolio's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of a sale exceeds the price of the offsetting purchase, a Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, a Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, a Portfolio realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Portfolio would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. A Portfolio may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II.  INDEX FUTURES CONTRACTS

     GENERAL. A stock or bond index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities included.

     A Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase index futures contracts in anticipation of purchases of securities. A long futures position

                                      2-B
may be terminated without a corresponding purchase of securities.

     In addition, a Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Index futures contracts may also be used by a Portfolio for non-hedging (speculative) purposes to increase total return.

III. FUTURES CONTRACTS ON FOREIGN CURRENCIES (INTERNATIONAL EQUITY INDEX AND INTERNATIONAL GROWTH PORTFOLIOS)

     A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Portfolio for hedging purposes in anticipation of fluctuations in exchange rates between the U.S. dollars and other currencies arising from multinational transactions.

     The International Bond Portfolio may also use futures contracts on foreign currencies for non-hedging (speculative) purposes to increase total return.

IV.  MARGIN PAYMENTS

     Unlike purchases or sales of portfolio securities, no price is paid or received by a Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with the Custodian or a sub-custodian an amount of liquid assets known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and

                                      3-B
short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Portfolio's adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.   RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

     There are several risks in connection with the use of futures by the Portfolios. In connection with the use of futures for hedging purposes, the risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of a hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by Northern. Conversely, the Portfolios may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the

                                      4-B
volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Northern. It is also possible that, where a Portfolio had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by Northern may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment

                                      5-B
position, and in the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will generally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Portfolios is also subject to Northern's ability to predict correctly movements in the direction of the market. For example, if a particular Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolios may have to sell securities at a time when they may be disadvantageous to do so.

     Futures purchased or sold by the International Growth and International Equity Portfolios (and related options) may be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even

                                      6-B
if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, the investments of the International Growth Portfolio and International Equity Index Portfolio in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

VI.  OPTIONS ON FUTURES CONTRACTS

     The Portfolios may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See "Risks of Transactions in Futures Contracts" above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of any underlying instruments, an option may or

                                      7-B
may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may, unlike futures contracts where the risk of loss is potentially unlimited, frequently involve less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. OTHER MATTERS

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                      8-B

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                              THE BENCHMARK FUNDS
                               4900 SEARS TOWER
                            CHICAGO, ILLINOIS 60606

                              BALANCED PORTFOLIO
                            EQUITY INDEX PORTFOLIO
                         DIVERSIFIED GROWTH PORTFOLIO
                           FOCUSED GROWTH PORTFOLIO
                         SMALL COMPANY INDEX PORTFOLIO
                     INTERNATIONAL EQUITY INDEX PORTFOLIO
                        INTERNATIONAL GROWTH PORTFOLIO


     This Statement of Additional Information (the "Additional Statement") dated October 1, 1997 is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Balanced Portfolio, Equity Index Portfolio, Diversified Growth Portfolio, Focused Growth Portfolio, Small Company Index Portfolio, International Equity Index Portfolio and International Growth Portfolio (the "Portfolios") of The Benchmark Funds (the "Prospectus") dated October 1, 1997. Copies of the Prospectus may be obtained without charge by calling Goldman, Sachs & Co. ("Goldman Sachs") toll-free at 1-800-621-2550 (outside Illinois) or by writing to the address stated above. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

                      ------------------------------------
                                     INDEX

                                                         Page
a                                                         ----
ADDITIONAL INVESTMENT INFORMATION                        B-3
     Investment Objectives and Policies                  B-3
     Investment Restrictions                             B-17
ADDITIONAL TRUST INFORMATION                             B-20
     Trustees and Officers                               B-20
     Investment Adviser, Transfer Agent and Custodian    B-25
     Portfolio Transactions                              B-32
     Administrator and Distributor                       B-36
     Unitholder Servicing Plan                           B-39
     Counsel and Auditors                                B-41
     In-Kind Purchases                                   B-41
PERFORMANCE INFORMATION                                  B-42
TAXES                                                    B-49
     General                                             B-50
     Taxation of Certain Financial Instruments           B-52
     Foreign Investors                                   B-54
     Conclusion                                          B-55
DESCRIPTION OF UNITS                                     B-55
OTHER INFORMATION                                        B-60
FINANCIAL STATEMENTS                                     B-61
APPENDIX A (Description of Bond Ratings)                 1-A
APPENDIX B (Futures Contracts)                           1-B

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS ADDITIONAL STATEMENT OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                       ADDITIONAL INVESTMENT INFORMATION


INVESTMENT OBJECTIVES AND POLICIES

     The following supplements the investment objectives and policies of the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Equity Index, and International Growth Portfolios of The Benchmark Funds (the "Trust") as set forth in the Prospectus.

     Warrants.  The Balanced, Diversified Growth, Focused Growth, Small Company
     --------
Index, International Equity Index and International Growth Portfolios may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Portfolio will not invest more than 5% of its total assets, taken at market value, in warrants. Warrants acquired by a Portfolio in units or attached to other securities are not subject to this restriction.

     U.S. Government Obligations.  Examples of types of U.S. Government
     ---------------------------
obligations that may be acquired by the Portfolios includes U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

     Foreign Securities.  Unanticipated political or social developments
     -------------------
may also affect the value of a Portfolio's investments in emerging market countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Investors should understand that the expense ratios of the International Equity Index and International Growth Portfolios can be expected to be higher than those funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

     Foreign Currency Transactions.  In order to protect against a possible loss
     -----------------------------
on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Balanced, Diversified Growth, Focused Growth, International Equity Index and International Growth Portfolios are authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, a Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When Northern anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Similarly, when the securities held by a Portfolio create a short position in a foreign currency, the Portfolio may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Portfolio may also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.


     In addition, with respect to the International Growth Portfolio, Northern may purchase or sell forward foreign currency exchange contracts to seek to increase total return.

     A separate account consisting of liquid assets equal to the amount of a Portfolio's assets that could be required to consummate forward contracts will be established with the Portfolios' custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio. A forward contract to sell a foreign currency is "covered" if a Portfolio owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Portfolio to buy the same currency at a price that is (i) no higher than the Portfolio's price to sell the currency or (ii) greater than the Portfolio's price to sell the currency provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. A forward contract to buy a foreign currency is "covered" if a Portfolio holds a forward contract (or call option) permitting the Portfolio to sell the same currency at a price that is (i) as high as or higher than the Portfolio's price to buy the currency or (ii) lower than the Portfolio's price to buy the currency provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

     Options.  Each Portfolio may buy put options and buy call options and write
     -------
covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, or foreign currencies and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

     The Portfolios will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Portfolio owns the security or currency underlying the call or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. The Portfolios will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Portfolios' custodian in an amount not less than the exercise price of the option at all times during the option period.

     A Portfolio's obligation to sell a security subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Portfolio's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security or currency from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security or currency during such period.

     When a Portfolio purchases an option, the premium paid by it is recorded as an asset of the Portfolio. When the Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

     There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     Supranational Bank Obligations.  The Balanced Portfolio may invest in
     ------------------------------
obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

     Stripped Securities.  The Balanced Portfolio may purchase stripped
     -------------------
securities. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Portfolio may purchase securities registered in the STRIPS program. Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Balanced Portfolio may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

     The Prospectus discusses other types of stripped securities that may be purchased by the Portfolio, including stripped mortgage-backed securities ("SMBS"). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per unit.

     Asset-Backed Securities. The Balanced Portfolio may purchase asset backed
     -----------------------
securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by the Portfolio may include collateralized mortgage obligations ("CMOs") issued by private companies.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

     Interest Rate Swaps, Floors and Caps and Currency Swaps.  The Balanced
     -------------------------------------------------------
Portfolio may enter into interest rate swaps for hedging purposes and not for speculation. Interest rate swaps, floors and swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The Portfolio will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. The Portfolio will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis, i.e. the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

     The International Equity Index and International Growth Portfolios may enter into currency swaps, which involve the exchange of the rights of a Portfolio and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

     Inasmuch as interest rate and currency swaps are entered into for good faith hedging purposes, the Trust and Northern believe that such transactions do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Portfolios' borrowing restrictions. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to interest rate or currency swaps will be accrued on a daily basis and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian.

     The Balanced Portfolio will not enter into an interest rate swap, floor or cap transaction, and the International Equity Index and International Growth Portfolios will not enter into currency swap transactions unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-l or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's. If there is a default by the other party to such transaction, the Portfolios will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.

     Futures Contracts and Related Options.  Each Portfolio may invest in
     -------------------------------------
futures contracts and may purchase and sell call and put options on futures contracts for hedging purposes, for speculative purposes (to seek to increase total return), or for liquidity management purposes. For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.

     Real Estate Investment Trusts.  The Small Company Index Portfolio may
     -----------------------------
invest in equity real estate investment trusts ("REITs") that constitute a part of the Russell 2000 Small Stock Index. REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject the Portfolio to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, the Portfolio would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses.
These expenses would be in addition to the advisory and other expenses the Portfolio bears directly in connection with its own operations.

     Securities Lending.  Collateral for loans of portfolio securities made by a
     ------------------
Portfolio may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Portfolio lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

     Forward Commitments, When-Issued Securities and Delayed Delivery
     ----------------------------------------------------------------
Transactions.  When a Portfolio purchases securities on a when-issued, delayed
------------
delivery or forward commitment basis, the Portfolio's custodian (or subcustodian) will maintain in a segregated account liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian or subcustodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

     Commercial Paper, Bankers' Acceptances, Certificates of Deposit, Time
     ---------------------------------------------------------------------
Deposits and Bank Notes.  Commercial paper represents short-term unsecured
-----------------------
promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes rank junior to deposit liabilities of banks and pari passu
                                                                   ---- -----
with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

     Each Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     Variable and Floating Rate Instruments.  With respect to the variable and
     --------------------------------------
floating rate instruments that may be acquired by the Portfolios, Northern will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Portfolios' quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     Repurchase Agreements.  Each Portfolio may enter into repurchase agreements
     ---------------------
with financial institutions, such as banks and broker-dealers, as are deemed creditworthy by Northern under guidelines approved by the Trust's Board of Trustees. The repurchase price under the repurchase agreements will generally equal the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian (or subcustodian), in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

     Reverse Repurchase Agreements.  Each Portfolio may borrow funds for
     -----------------------------
temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price. The Portfolio will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Portfolio will maintain in a segregated account liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.




     Investment Companies.  To the extent required by the 1940 Act and the
     --------------------
regulations and orders of the SEC thereunder, each

Portfolio currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, not more than 3% of the total outstanding stock of any one investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act). An investment company whose securities are purchased by a Portfolio or the Trust is not obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid. Notwithstanding the foregoing, a Portfolio may adhere to more restrictive limitations with respect to its investments in securities issued by other investment companies if required by the SEC or deemed to be in the best interests of the Trust, and will comply with any fundamental investment restriction that may otherwise be applicable to such investments. To the extent required by the 1940 Act, each Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

     Risks Related to Lower-Rated Securities.  While any investment carries some
     ---------------------------------------
risk, certain risks associated with lower-rated securities are different than those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Portfolio's net asset value per unit.

     There remains some uncertainty about the performance level of the market for lower-rated securities under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the market for lower-rated securities (resulting in a greater number of bond defaults) and the value of lower-rated securities held in the portfolio of investments.

     The economy and interest rates can affect lower-rated securities differently than other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

     If an issuer of a security defaults, a Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower-rated securities as well as a Portfolio's net asset value. In general, both the prices and yields of lower-rated securities will fluctuate.

     In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is not an established secondary market for the security or the security is lightly traded. As a result, a Portfolio's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by the Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

          The ratings of S&P, Moody's, Duff and Fitch evaluate the safety of a lower-rated security's principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, Northern performs its own analysis of the issuers whose lower-rated securities the Portfolio purchases. Because of this, the Portfolio's performance may depend more on its own credit analysis than is the case of mutual funds investing in higher-rated securities.

     In selecting lower-rated securities, Northern considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Portfolio's investment portfolio. Northern continuously monitors the issuers of lower-rated securities held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.

          Yields and Ratings.  The yields on certain obligations, including the
          ------------------
instruments in which the Portfolios may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Moody's, Duff, Fitch and TBW represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subject to the limitations stated in the Prospectus, if a portfolio security undergoes a rating revision, a Portfolio may continue to hold the security if Northern determines such retention is warranted.

     Calculation of Portfolio Turnover Rate.  The portfolio turnover rate for
     --------------------------------------
the Portfolios is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Portfolios to receive favorable tax treatment.

INVESTMENT RESTRICTIONS

     In addition to the fundamental investment restrictions disclosed in the Prospectus, each Portfolio is subject to the fundamental investment restrictions enumerated below which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio's outstanding units.

No Portfolio may:

          (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

          (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

          (3) Purchase or sell real estate, but this restriction shall not prevent a Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

          (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, enter into futures contracts and related options, and enter into forward currency contracts in accordance with its investment objective and policies.

          (5) Invest in companies for the purpose of exercising control.

          (6) Act as underwriter of securities, except as a Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

          (7) Write puts, calls or combinations thereof, except for transactions in options on securities, financial instruments, currencies and indices of securities (and in the case of the International Growth Portfolio, yield curve options); futures contracts; options on futures contracts; forward currency contracts; short sales of securities against the box; interest rate swaps; and pair-off transactions (except in the case of the International Growth Portfolio).

          (8) Purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio, except that up to 25% of the value of its total assets may be invested without regard to this 10% limitation, and also except that with respect to the International Equity Index Portfolio, this investment restriction does not apply to securities of other investment companies.

          (9) Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, in the case of the International Equity Index Portfolio, securities of other investment companies) if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio
          to be invested in the   securities of one or more issuers having their
          principal business activities in the same industry.       For the
          purposes of this restriction, as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

          (10) Borrow money (other than pursuant to reverse repurchase agreements), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolios by enabling the Trust to meet redemption requests when the liquidation of Portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of a Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act.

          (11) Purchase the securities of any one issuer, (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, in the case of the International Equity Index Portfolios, securities of other investment companies) if immediately after such purchase more than 5% of the value of such Portfolio's total assets would be invested in such issuer, except that: (a) up to 25% of the value of the total assets of each Portfolio may be invested in any securities without regard to this 5% limitation; and (b) with respect to each Portfolio, such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

                         *     *     *

     In applying Restriction No. 11 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

     Except to the extent otherwise provided in Investment Restriction (9) for the purpose of such restriction, in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual (except that the International Growth Portfolio and the International Equity Index Portfolio will use The Morgan Stanley Capital International industry classification titles). Securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

     In addition, as a matter of fundamental policy, the International Equity Index and International Growth Portfolios will not issue senior securities except as stated in the Prospectus or this Additional Statement.


     Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio.


                         ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers of the Trust is set forth below.


NAME, AGE                  POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST        DURING PAST 5 YEARS
-----------                ----------        -------------------

William H. Springer,       68 Chairman       Vice Chairman of Ameritech
701 Morningside Drive      and Trustee       (a telecommunications holding
Lake Forest, IL 60045                        company), from February 1987
                                             to retirement in August 1992;
                                             Vice Chairman, Chief Financial
                                             and Administrative Officer of
                                             Ameritech prior to 1987;
                                             Director, Walgreen Co. (a
                                             retail drug store business);
                                             Director of Baker, Fentress &
                                             Co. (a closed-end, non-diver-
                                             sified management investment
                                             company) from April 1992 to

NAME, AGE                  POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST        DURING PAST 5 YEARS
-----------                ----------        -------------------

                                             present; Trustee, Goldman
                                             Sachs Trust from 1989 to present.

Richard Gordon Cline,      62 Trustee        Chairman, Hawthorne Investors,
4200 Commerce Court                          Inc. (a management advisory
Suite 300                                    services and private
Lisle, IL  60532                             investment company) since
                                             January 1996; Chairman and CEO
                                             of NICOR Inc. (adiversified
                                             public utility holding
                                             company) from 1986 to 1995,
                                             and President, 1992-1993;
                                             Director: Whitman Corporation
                                             (a diversified holding
                                             company); Kmart Corporation (a
                                             retailing company); Ryerson
                                             Tull, Inc. (a metals
                                             distribution company); and
                                             University of Illinois Foundation.

Edward J. Condon, Jr.,     57 Trustee        Chairman of The Paradigm Group,
227 West Monroe Street                       Ltd. (a financial advisor)
Chicago, IL 60606.                           since July 1993;  Vice
                                             President and Treasurer of
                                             Sears, Roebuck and Co. (a
                                             retail corporation) from
                                             February 1989 to July 1993;
                                             within the last five years he
                                             has served as a Director of:
                                             Sears Roebuck Acceptance Corp.;
                                             Discover Credit Corp.;
                                             Sears Receivables Financing
                                             Group, Inc.; Sears Credit
                                             Corp.; and Sears Overseas
                                             Finance N.V; Member of the
                                             Board of Managers of The
                                             Liberty Hampshire Company,
                                             LLC; Vice Chairman and
                                             Director of Energenics LLC;
                                             Director of University
                                             Eldercare, Inc.; Director of
                                             the Girl Scouts of Chicago;
                                             and Trustee of Dominican
                                             University.

NAME, AGE                  POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST        DURING PAST 5 YEARS
-----------                ----------        -------------------

John W. English,           64 Trustee        Private Investor;  Vice President
50-H New England Avenue                      and Chief Investment Officer
P.O. Box 640                                 of The Ford Foundation
Summit, NJ 07902-0640.                       (a charitable trust) from 1981
                                             until 1993; Trustee:  The
                                             China Fund, Inc.; Retail
                                             Property Trust; Sierra Trust;
                                             American Red Cross in Greater
                                             New York; Mote Marine
                                             Laboratory; and United Board
                                             for Christian Higher Education
                                             in Asia.  Director:
                                             University  of Iowa
                                             Foundation; Blanton-Peale
                                             Institutes of Religion and
                                             Health; Community Foundation
                                             of Sarasota County; Duke
                                             Management Company; and John
                                             Ringling Centre Foundation.

James J. Gavin, Jr.,       75  Trustee       Vice Chairman from January
161 Thorntree Lane                           1985 to August 1987 and Senior
Winnetka, Illinois 60093                     Vice President-Finance and
                                             Chief Financial Officer from
                                             1975 to January 1985 of
                                             Borg-Warner Corporation (a
                                             diversified manufacturing
                                             company also engaged in
                                             providing financial and
                                             protective services); Director
                                             of Service Corporation
                                             International (a funeral
                                             service/cemetery company)
                                             since September 1986 and
                                             Huntco, Inc. (a major
                                             intermediate steel processor)
                                             since June 1993.

Sandra Polk Guthman,       53  Trustee       President and CEO of Polk
420 N. Wabash Avenue                         Bros. Foundation (an Illinois
Suite 204                                    not-for-profit corporation)
Chicago, IL  60611                           from 1993 to present; Director
                                             of Business Transformation
                                             from 1992-1993, and Midwestern
                                             Director of Marketing from
                                             1988-1992, IBM Corporation;
                                             Director: MBIA Insurance
                                             Corporation of Illinois (bank
                                             holding company) since 1994
                                             and Avondale Financial

NAME, AGE                  POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST        DURING PAST 5 YEARS
-----------                ----------        -------------------

                                             Corporation (a stock savings
                                             and loan holding company)
                                             since 1995.

Frederick T. Kelsey, 70    Trustee           Consultant to Goldman Sachs
738 York Court                               from December 1985 through
Northbrook, IL 60062                         February  1988; Director of
                                             Goldman Sachs Funds Group
                                             and Vice President of Goldman
                                             Sachs from May 1981 until his
                                             retirement in November 1985;
                                             President and Treasurer of the
                                             Trust and other investment
                                             companies affiliated with
                                             Goldman Sachs through August
                                             1985; President from 1983 to
                                             1985, and Trustee from 1983 to
                                             1984, The Centerland Funds and
                                             its successor, The Pilot Funds;
                                             Trustee, various management
                                             investment companies affiliated
                                             with Zurich Kemper Investments.

Richard P. Strubel, 57     Trustee           Managing Director, Tandem
70 West Madison St                           Partners, Inc. (a privately
Suite 1400                                   held management services firm)
Chicago, IL 60602                            since 1990; President and Chief
                                             Executive Officer, Microdot, Inc.
                                             (a privately held manufacturing
                                             firm) from 1984 to 1994;
                                             Trustee, Goldman Sachs Trust
                                             from 1987 to present; Director
                                             of Kaynar Technologies, Inc.
                                             (a leading manufacturer of
                                             aircraft fasteners); Trustee
                                             of the University of Chicago;
                                             Director of Children's Memorial
                                             Medical Center.

Nancy L. Mucker, 47        Vice              Vice President, Goldman Sachs
4900 Sears Tower           President         (since April 1985); Manager,
Chicago, IL  60606                           Shareholder Servicing of GSAM
                                             (since November 1989).

John W. Mosior, 58         Vice              Vice President, Goldman Sachs;
4900 Sears Tower           President         Manager, Shareholder
Chicago, IL  60606                           Servicing of GSAM (since
                                             November 1989).

NAME, AGE                  POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST        DURING PAST 5 YEARS
-----------                ----------        -------------------

Scott M. Gilman, 37        Treasurer         Director, Mutual Funds Admin-
One New York Plaza                           istration of GSAM (since April
New York, NY  10004                          1994); Assistant Treasurer
                                             of Goldman Sachs Funds
                                             Management, Inc. (since March
                                             1993); Vice President, Goldman
                                             Sachs (since March 1990).

John Perlowski, 32         Assistant         Vice President, Goldman Sachs
One New York Plaza         Treasurer         (since July 1995); Director,
New York, NY  10004                          Investors Bank and Trust
                                             Company (November 1993 to
                                             July 1995); Audit Manager of
                                             Arthur Anderson, LLP (prior
                                             thereto).

Michael J. Richman, 36     Secretary         Associate General Counsel of
85 Broad Street                              GSAM (since February 1994);
New York, NY 10004                           Vice President and Assistant
                                             General Counsel of Goldman
                                             Sachs (since June 1992);
                                             Counsel to the Funds Group,
                                             GSAM (since June 1992);
                                             Partner of Hale and Dorr from
                                             September 1991 to June 1992.

Howard B. Surloff, 32      Assistant         Vice President and Assistant
85 Broad Street            Secretary         General Counsel of Goldman Sachs
New York, NY 10004                           (since November 1993 and May
                                             1994, respectively); Counsel
                                             to the Funds Group, GSAM (since
                                             November 1993); Associate
                                             of Shereff Friedman, Hoffman &
                                             Goodman LLP (prior thereto).

Valerie A. Zondorak, 31    Assistant         Vice President, Goldman Sachs
85 Broad Street            Secretary         (since March 1997); Counsel to
New York, NY  10004                          the Funds Group, GSAM (since
                                             March 1997); Associate of
                                             Shereff Friedman, Hoffman &
                                             Goodman, LLP (prior thereto).

Steven E. Hartstein, 33    Assistant         Legal Products Analyst,
85 Broad Street            Secretary         Goldman Sachs (since June
New York, NY  10004                          1993); Funds Compliance

NAME, AGE                  POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST        DURING PAST 5 YEARS
-----------                ----------        -------------------

                                             Officer, Citibank Global Asset
                                             Management (August 1991 to
                                             June 1993).

Deborah A. Farrell, 26     Assistant         Legal Assistant, Goldman Sachs
85 Broad Street            Secretary         (since January 1994); Formerly
New York, NY  10004                          at Cleary, Gottlieb, Steen
                                             & Hamilton.


Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern, Goldman Sachs and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. Messrs. Springer, Kelsey, Strubel, Mosior, Gilman, Richman, Surloff and Hartstein and Mmes. Farrell, Mucker, and Zondorak hold similar positions with one or more investment companies that are advised by Goldman Sachs. As a result of the responsibilities assumed by Northern under its Advisory Agreement, Transfer Agency Agreement, Custodian Agreement and Foreign Custody Agreement with the Trust and by Goldman Sachs under its Administration Agreement and Distribution Agreement with the Trust, the Trust itself requires no employees.

Each officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Each Trustee earns a quarterly retainer of $6,250 and the Chairman of the Board earns a quarterly retainer of $9,375. Each Trustee, including the Chairman of the Board, earns an additional fee of $1,500 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

In addition, the Trustees established an Audit Committee consisting of three members including a Chairman of the Committee. Each member earns a fee of $1,500 for each meeting attended and the Chairman earns a quarterly retainer of $1,250.


Each Trustee will hold office for an indefinite term until the earliest of (1) the next meeting of Unitholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (2) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or Unitholders, in accordance with the Trust's Agreement and Declaration of Trust; or (3) in accordance with the current resolutions of the Board of Trustees (which may be changed without Unitholder vote), on the last day of the fiscal year of the Trust in which he or she attains the age of 72 years (or, in the case of Mr. Gavin, until November 30, 1997).

The Trust's officers do not receive fees from the Trust for services in such capacities, although Goldman Sachs, of which they are also officers, receives fees from the Trust for administrative services.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended November 30, 1996:+

                                             Pension or
                                             Retirement
                                             Benefits       Total Compensation
                          Aggregate          Accrued as     from Registrant and
                         Compensation        Part of        Fund Complex Paid to
Name of Trustee        from Registrant   Trust's Expenses        Trustees
---------------        ---------------   ----------------   -----------------
William H. Springer         $45,000             $0                $45,000
Edward J. Condon, Jr.       $32,500             $0                $32,500
John W. English             $31,000             $0                $31,000
James J. Gavin              $35,000             $0                $35,500
William B. Jordan*          $ 2,083             $0                $ 2,083
Frederick T. Kelsey         $35,500             $5,325**          $40,825
Richard P. Strubel          $40,500             $0                $40,500


*    Retired as of December 31, 1995.
**   Interest from deferred compensation.
+ Mr. Cline and Ms. Guthman are not included in the foregoing table as they were not elected as Trustees of the Trust until September 1997.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN


     Northern is one of the nation's leading providers of trust and investment management services. As of June 30, 1997, Northern had over $149 billion in assets under management for clients including public and private retirement funds, endowments, foundations, trusts, corporations, other investment companies and individuals. Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees, (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of federal regulations, (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives.

     Subject to the general supervision of the Board of Trustees, Northern makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Portfolios. Northern's Advisory Agreement with the Trust provides that in selecting brokers or dealers to place orders for transactions (a) on common and preferred stocks, Northern shall use its best judgment to obtain the best overall terms available, and (b) on bonds and other fixed income obligations, Northern shall attempt to obtain best net price and execution. In assessing the best overall terms available for any transaction, Northern is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, Northern may consider the brokerage and research services provided to the Portfolios and/or other accounts over which Northern or an affiliate of Northern exercises investment discretion. These brokerage and research services may include industry and company analyses, portfolio services, quantitative data, market information systems and economic and political consulting and analytical services.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, Northern will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolios will engage in this practice, however, only when Northern believes such practice to be in the Portfolios' interests.

     Northern's investment advisory duties for the Trust are carried out through its Trust Department. On occasions when Northern deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other fiduciary or agency accounts managed by it (including any other Portfolio, investment company or account for which Northern acts as adviser), the Agreement provides that Northern, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for such Portfolio with those to be sold or purchased for such other accounts in order to obtain best overall terms available with respect to common and preferred stock, and best net price and execution with respect to bonds and other fixed income obligations. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Northern in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Portfolio or the amount of the securities that are able to be sold for a Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits Northern, at is discretion but subject to applicable law, to select the executing broker or dealer on the basis of Northern's opinion of the reliability and quality of such broker or dealer.

     The Advisory Agreement provides that Northern may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify Northern against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

     Under its Transfer Agency Agreement with the Trust, with respect to units held by Institutions, Northern has undertaken to perform some or all of the following services: (1) establish and maintain an omnibus account in the name of each Institution; (2) process purchase orders and redemption requests from an Institution, furnish confirmations and disburse redemption proceeds; (3) act as the income disbursing agent of the Trust; (4) answer inquiries from Institutions; (5) provide periodic statements of account to each Institution;
(6) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator; (7) if required by law, prepare and forward to Institutions unitholder communications (such as proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices); (8) preserve all records; and (9) furnish necessary office space, facilities and personnel. Under the Transfer Agency Agreement, with respect to units held by investors, Northern has also undertaken to perform some or all of the following services: (1) establish and maintain separate accounts in the name of the investors; (2) process purchase orders and redemption requests, and furnish confirmations in accordance with applicable law; (3) disburse redemption proceeds; (4) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator; (5) act as income disbursing agent of the Trust in accordance with the terms of the Prospectus and instructions from the Trust or its administrator; (6) provide periodic statements of account; (7) answer inquiries (including requests for Prospectuses and Additional Statements, and assistance in the completion of new account applications) from investors and respond to all requests for information regarding the Trust (such as current price, recent performance, and yield data) and questions relating to accounts of investors (such as possible errors in statements, and transactions); (8) respond to and seek to resolve all complaints of investors with respect to the Trust or their accounts; (9) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to investors;
(10) furnish the Trust all pertinent Blue Sky information; (11) perform all required tax withholding; (12) preserve records; and (13) furnish necessary office space, facilities and personnel. Northern may appoint one or more sub-transfer agents in the performance of its services.

     As compensation for the services rendered by Northern under the Transfer Agency Agreement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, payable monthly, at an annual rate of .01%,
 .05%, .10% and .15% of the average daily net asset value of the Class A, B, C and D units, respectively, in the Portfolios.

     Under its Custodian Agreement (and in the case of the International Growth Portfolio and International Equity Index Portfolio, its Foreign Custody Agreement) with the Trust, Northern (1) holds each Portfolio's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Portfolio, (3) makes receipts and disbursements of funds on behalf of the Portfolio, (4) receives, delivers and releases securities on behalf of the Portfolio, (5) collects and receives all income, principal and other payments in respect of the Portfolio's investments held by Northern under the Agreement, and (6) maintains the accounting records of the Trust. Northern may employ one or more subcustodians, provided that Northern shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian (or, in the case of foreign securities, to the terms of any agreement entered into between Northern and such subcustodian to which such resolution relates). In addition, the Trust's custodial arrangements provide, with respect to foreign securities, that Northern shall not be: (i) responsible for the solvency of any subcustodian appointed by it with reasonable care; (ii) responsible for any act, omission, default or for the solvency of any eligible foreign securities depository; and (iii) liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the subcustodian has otherwise exercised reasonable care. Northern may also appoint agents to carry out such of the provisions of the Custodian Agreement and the Foreign Custody Agreement as Northern may from time to time direct, provided that the appointment of an agent shall not relieve Northern of any of its responsibilities under either Agreement. Northern has entered into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the Portfolio's foreign securities.

     As compensation for the services rendered to the Trust by Northern as custodian with respect to each Portfolio except the International Growth Portfolio and International Equity Index Portfolio, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $18,000 annually for each Portfolio, plus (ii)

1/100th of 1% annually of each Portfolio's average daily net assets to the extent they exceed $100 million, plus (iii) a fixed dollar fee for each trade in portfolio securities, plus (iv) a fixed dollar fee for each time that Northern as Custodian receives or transmits funds via wire, plus (v) reimbursement of expenses incurred by Northern as custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment.

     As compensation for the services rendered to the Trust under the Foreign Custody Agreement with respect to the International Growth Portfolio and International Equity Index Portfolio, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows:
(i) $35,000 annually for the International Growth Portfolio and International Equity Index Portfolio, plus (ii) 9/100th of 1% annually of the Portfolios' average daily net assets, plus (iii) reimbursement for fees incurred by Northern as foreign custodian for telephone, postage, courier fees, office supplies and duplicating.

     Unless sooner terminated, the Advisory Agreement, Custodian Agreement (or in the case of the International Growth Portfolio and International Equity Index Portfolio, the Foreign Custody Agreement) and Transfer Agency Agreement between Northern and the Trust will continue in effect with respect to a particular Portfolio until April 30, 1998 and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined below under "Other Information"). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or unitholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust.

     For the fiscal periods ended November 30 as indicated, the amount of the Advisory Fee incurred by each Portfolio (after fee waivers) was:

                                     1996      1995       1994
                                   --------  ---------  ---------
Balanced Portfolio (1)             $226,872   $181,249   $118,582
Equity Index Portfolio (2)          603,016    380,061    265,647
Diversified Growth Portfolio (2)    768,689    845,029  1,019,000
Focused Growth Portfolio (1)        811,643    609,180    389,125

Small Company Index Portfolio (2)        212,150    172,085   148,538
International Growth Portfolio (3)     1,089,874  1,180,413   648,520


____________________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

     For the same fiscal periods ended November 30 as indicated, Northern waived advisory fees as follows:

                                                    1996       1995      1994
                                                    ----       ----      ----
Balanced Portfolio (1)                           $ 136,185  $ 108,249  $ 71,150
Equity Index Portfolio (2)                       1,206,801    760,122   531,397
Diversified Growth Portfolio (2)                   349,197    384,104   463,246
Focused Growth Portfolio (1)                       304,447    228,443   145,930
Small Company Index Portfolio (2)                  212,148    172,085   148,544
International Growth Portfolio (3)                 272,159    295,103   161,282

________________________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

     For the fiscal periods ended November 30 as indicated, the amount of the Transfer Agency Fee incurred by each Portfolio was as follows:

                                               1996     1995     1994
                                               ----     ----     ----
Balanced Portfolio (1)                        $ 8,853  $ 3,624  $ 2,372
 Equity Index Portfolio (2)                    92,186   40,881   26,570
 Diversified Growth Portfolio (2)              14,368   15,548   18,530
 Focused Growth Portfolio (1)                  12,738    7,810    4,864
 Small Company Index Portfolio (2)             11,706    8,647    7,427
International Growth Portfolio (3)             13,559   14,784    8,107

__________________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

     For the fiscal periods ended November 30 as indicated, the amount of the Custodian Fee (and in the case of the International Growth Portfolio, the Foreign Custodian Fee) incurred by each Portfolio was as follows:

                                               1996      1995        1994
                                               ----      ----        ----
Balanced Portfolio (1)                       $ 21,294  $ 25,924   $ 24,023
Equity Index Portfolio (2)                    154,259   126,649    108,000
Diversified Growth Portfolio (2)               26,634    34,074     30,346
Focused Growth Portfolio (1)                   21,498    25,698     19,578
Small Company Index Portfolio (2)              67,319    65,810    120,118
International Growth Portfolio (3)            170,117   160,492     17,124

___________________

(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern believes that it may perform the services contemplated by its agreements with the Trust without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern from continuing to perform such services for the Trust.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with Northern and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per unit of any Portfolio or result in a financial loss to any unitholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing units of an open-end investment company were relaxed, the Trust expects that Northern would consider the possibility of offering to perform some or all of the services now provided by Goldman Sachs. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern might offer to provide services for consideration by the Trustees.

     Goldman Sachs is also an active investor, dealer and/or underwriter in many types of stocks, bonds and other instruments. Its activities in this regard could have some effect on the market for those instruments which the Portfolios acquire, hold or sell.

     In the Advisory Agreement, Northern agrees that the name "The Benchmark" may be used in connection with the Trust's business on a royalty-free basis. Northern has reserved to itself the right to grant the non-exclusive right to use the name "The Benchmark" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "The Benchmark." (This undertaking by the Trust may be subject to certain legal limitations.)

PORTFOLIO TRANSACTIONS

     To the extent that a Portfolio effects brokerage transactions with Goldman Sachs or any broker-dealer affiliated directly or indirectly with Northern or its manager, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the unitholders of the Portfolio.

For the fiscal periods ended November 30 as indicated each Portfolio paid brokerage commissions as follows:

                                                    Total              Total             Brokerage
Fiscal                                              Brokerage          Amount of         Commissions
Year                               Total            Commissions        Transactions      Paid
Ended                              Brokerage        Paid to            On Which          to Brokers
November                           Commissions      Affiliated         Commissions       Providing
30, 1996:                          Paid             Persons            Paid              Research
---------                          ----             -------            ----              --------
Balanced
Portfolio                          $   53,002       $ 0                $ 33,133,354      $ 34,545

Equity
Index
Portfolio                              86,325         0                 176,685,003        71,053

Focused
Growth
Portfolio                             325,022         5.607             189,320,203       248,133
                                                      (1.73)*           (1.10%)**
Diversified
Growth
Portfolio                             266,884         0                 170,853,039       228,062

Small
Company
Index
Portfolio                              90,057         0                  74,698,179        44,761

International
Growth
Portfolio                           1,797,065         0                 531,192,806       636,028

(*)   Percentage of total commissions paid.
(**) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.

                                                    Total              Total             Brokerage
Fiscal                                              Brokerage          Amount of         Commissions
Year                               Total            Commissions        Transactions      Paid
Ended                              Brokerage        Paid to            On Which          to Brokers
November                           Commissions      Affiliated         Commissions       Providing
30, 1995:                          Paid             Persons            Paid              Research
---------                          ----             -------            ----              --------
Balanced
Portfolio                          $   45,837       $ 0                 $ 24,906,175      $ 39,287

Equity
Index
Portfolio                             112,575         0                  152,546,455       112,575

Focused
Growth
Portfolio                             192,628         0                  111,053,831       146,993

Diversified
Growth
Portfolio                             438,884         3,360              248,311,354       367,010
                                                      (.76%)*            (.51%)**
Small
Company
Index
Portfolio                             102,688         0                   58,429,480        51,692

International
Growth
Portfolio                           2,121,410         4,425              575,340,692       787,039
                                                      (.21%)*            (.36%)**

(*)   Percentage of total commissions paid.
(**) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.

                                                    Total              Total             Brokerage
Fiscal                                              Brokerage          Amount of         Commissions
Year                               Total            Commissions        Transactions      Paid
Ended                              Brokerage        Paid to            On Which          to Brokers
November                           Commissions      Affiliated         Commissions       Providing
30, 1994:                          Paid             Persons            Paid              Research
---------                          ----             -------            ----              --------
Balanced                           $ 37,199         $ 0                $ 20,763,184      $ 23,386
Portfolio                                                              (0%)**

Equity                              100,947          322 (.32%)*        191,367,381        70,919
Index                                                                   (.08%)**
Portfolio

Diversified                         357,742           0                 220,310,149       267,491
Growth                              (0%)**
Portfolio

Focused                             118,543           0                 100,491,832        96,058
Growth                                                                  (0%)**
Portfolio

Small                              $188,410         $ 0                $110,249,401       114,478
Company                                                                (0%)**
Index
Portfolio

International                      $843,097         $194 (.02%)*       $205,832,703         0
Growth                             (.04%)**
Portfolio***

(*)   Percentage of total commissions paid.
(**) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
(***) For the period March 28, 1994 through November 30, 1994.

     During the fiscal year ended November 30, 1996, the Equity Index Portfolio acquired and sold securities of Merrill Lynch & Co., Inc., Salomon Brothers, Inc., Morgan Stanley Group, Inc. and J.P. Morgan & Co., Inc., each a regular broker/dealer. At November 30, 1996, the Equity Index Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Merrill Lynch, with an approximate aggregate value of $1,709,000, Salomon Brothers, with an approximate aggregate value of $607,000, Morgan Stanley, with an approximate aggregate value of $1,148,000 and J.P. Morgan, with an approximate aggregate value of $2,218,000.

     During the fiscal year ended November 30, 1996, the International Growth Portfolio acquired and sold securities of Nomura Securities Co., Ltd., a regular broker/dealer. At November 30, 1996, the International Growth Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Nomura Securities, with an approximate aggregate value of $422,000.

     During the fiscal year ended November 30, 1996, the Balanced Portfolio acquired and sold securities of Lehman Brothers, Inc. and Salomon Brothers, Inc., each a regular broker/dealer. At November 30, 1996, the Balanced Portfolio owned the following amounts of securities of its regular/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Lehman Brothers, with an approximate aggregate value of $480,000 and Salomon Brothers, with an approximate aggregate value of $498,000.

ADMINISTRATOR AND DISTRIBUTOR

     Under its Administration Agreement with the Trust, Goldman Sachs, subject to the general supervision of the Trust's Board of Trustees, acts as the Trust's Administrator. In this capacity, Goldman Sachs (1) provides supervision of certain aspects of the Trust's non-investment advisory operations (the parties giving due recognition to the fact that certain of such operations are performed by Northern pursuant to the Trust's agreements with Northern), (2) provides the Trust, to the extent not provided pursuant to such agreements, with such personnel as are reasonably necessary for the conduct of the Trust's affairs,
(3) arranges, to the extent not provided pursuant to such agreements, for the preparation at the Trust's expense of its tax returns, reports to unitholders, periodic updating of the Prospectus issued by the Trust, and reports filed with the SEC and other regulatory authorities (including qualification under state securities or Blue Sky laws of the Trust's units), and (4) provides the Trust, to the extent not provided pursuant to such agreements, with adequate office space and equipment and certain related services in Chicago.

     For the fiscal periods ended November 30 as indicated, Goldman Sachs received fees under the Administration Agreement (after fee waivers) in the amount of:

                                            1996       1995      1994
                                          ---------  --------  --------
Balanced Portfolio (1)                     $ 45,373  $ 36,250  $ 23,716
 Equity Index Portfolio (2)                 603,816   380,061   265,699
Diversified Growth Portfolio (2)            139,259   153,642   185,295
Focused Growth Portfolio (1)                101,553    76,148    48,643
Small Company Index Portfolio (2)           106,073    86,043    74,272
International Growth Portfolio (3)          136,235   147,552    81,070

____________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.


     For the fiscal periods ended November 30 as indicated and prior to May 1, 1997, Goldman Sachs voluntarily agreed to waive a portion of its Administration Fee for each Portfolio resulting in an effective fee of .10% of the average daily net assets for each Portfolio. The effect of these waivers by Goldman Sachs was to reduce administration fees by the following amounts:

                                        1996      1995      1994
                                      --------  --------  --------
Balanced Portfolio (1)                $ 68,595  $ 54,375  $ 34,000
Equity Index Portfolio (2)             176,462   229,985   232,849
 Diversified Growth Portfolio (2)      170,691   176,821   192,499
Focused Growth Portfolio (1)           148,402   114,221    72,967
Small Company Index Portfolio (2)      152,457   129,064   111,408
International Growth Portfolio (3)     168,984   173,776   187,000

__________________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.


     In addition, pursuant to an undertaking that commenced August 1, 1992, Goldman Sachs agreed that, if its administration fees (less expense reimbursements paid by Goldman Sachs to the Trust and less certain marketing expenses paid by Goldman Sachs) exceed a specified amount ($1 million for the Trust's first twelve investment portfolios plus $50,000 for each additional portfolio) during the current fiscal year, Goldman Sachs will waive a portion of its administration fees during the following fiscal year. This undertaking may be terminated by Goldman Sachs at any time without the consent of the Trust or the unitholders. There have been no waivers pursuant to this agreement during the last three fiscal periods.


     Goldman Sachs has agreed for the current fiscal year to reimburse each Portfolio for all expenses (including fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as investment adviser or transfer agent, servicing fees and extraordinary expenses) which exceed on an annualized basis .25% of the International Equity Index and International Growth Portfolios' respective average daily net assets and .10% of each other Portfolio's average daily net assets. Prior to May 1, 1997, this undertaking was voluntary with respect to the Portfolios. As of May 1, 1997, this undertaking is contractual with respect to all Portfolios. The effect of these reimbursements by Goldman Sachs for the fiscal periods ended November 30 as indicated were to reduce the expenses of each Portfolio by:

                                        1996      1995      1994
                                      --------  --------  --------
Balanced Portfolio (1)                $ 65,547  $ 79,928  $104,929
Equity Index Portfolio (2)             306,865   194,615   208,610
 Diversified Growth Portfolio (2)       98,425   100,038   118,579
Focused Growth Portfolio (1)            80,020    87,261    91,040
Small Company Index Portfolio (2)      134,838   116,594   132,794
International Growth Portfolio (3)      55,347     N/A       N/A

__________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.


     Unless sooner terminated the Administration Agreement will continue in effect with respect to a particular Portfolio until April 30, 1998, and thereafter for successive 12-month periods, provided that the agreement is approved annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined by the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined below under "Other Information"). The Administration Agreement is terminable at any time without penalty by the Trust (upon specified Trustee or unitholder action) on 60 days' written notice to Goldman Sachs and by Goldman Sachs on 60 days' written notice to the Trust.

     The Trust has entered into a Distribution Agreement under which Goldman Sachs, as agent, sells units of each Portfolio on a continuous basis. Goldman Sachs pays the cost of printing and distributing prospectuses to persons who are not unitholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to Goldman Sachs for such distribution services.

     The Administration Agreement and the Distribution Agreement provide that Goldman Sachs may render similar services to others so long as its services under such Agreements are not impaired thereby. The Administration Agreement provides that the Trust will indemnify Goldman Sachs against certain liabilities

(including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Administration Agreement and Distribution Agreement) or, in lieu thereof, contribute to resulting losses.

UNITHOLDER SERVICING PLAN

     As stated in the Portfolios' Prospectus, Institutions may enter into Servicing Agreements with the Trust under which they provide (or arrange to have provided) support services to their Customers or other investors who beneficially own such units in consideration of the Portfolios' payment of not more than .10%, .15% and .25% (on an annualized basis) of the average daily net asset value of the Class B, C and D units, respectively, beneficially owned by such Customers or investors.

     For the fiscal periods ended November 30 as indicated, the aggregate amount of the Unitholder Service Fee incurred by each class of each Portfolio then in existence was as follows:


                                     1996       1995      1994
                                  ----------  ---------  ------
Balanced Portfolio
   Class B                            N/A        N/A       N/A
   Class C (1)                     $7,122.84     N/A       N/A
   Class D (2)                         61.37     N/A       N/A
Equity Index Portfolio
   Class B                            N/A        N/A       N/A
   Class C (3)                     46,497.48  $4,339.08    N/A
   Class D (4)                      7,257.26     479.72  $ 0.34
Diversified Growth Portfolio
   Class B                            N/A        N/A       N/A
   Class C                            N/A        N/A       N/A
   Class D (4)                        703.37     326.04   10.94
Focused Growth Portfolio
   Class B                            N/A        N/A       N/A
   Class C (5)                      3,027.51     N/A       N/A
   Class D (6)                      1,223.71     436.94    N/A
Small Company Index Portfolio
   Class B                            N/A        N/A       N/A
   Class C                            N/A        N/A       N/A
   Class D (6)                        251.66      44.71    N/A
International Growth Portfolio
   Class B                            N/A        N/A       N/A
   Class C                            N/A        N/A       N/A
   Class D (7)                        200.72       4.25    0.20

(1)  Class C Units were issued on December 29, 1995.
(2)  Class D Units were issued on February 20, 1996.
(3)  Class C Units were issued on September 28, 1995.
(4)  Class D Units were issued on September 14, 1994.
(5)  Class C Units were issued on June 14, 1996.

(6)  Class D Units were issued on December 8, 1994.
(7)  Class D Units were issued on November 16, 1994.

     Services provided by or arranged to be provided by Institutions under their Servicing Agreements may include: (1) establishing and maintaining separate account records of Customers or other investors; (2) providing Customers or other investors with a service that invests their assets in units of certain classes pursuant to specific or pre-authorized instructions, and assistance with new account applications; (3) aggregating and processing purchase and redemption requests for units of certain classes from Customers or other investors, and placing purchase and redemption orders with the Transfer Agent; (4) issuing confirmations to Customers or other investors in accordance with applicable law;
(5) arranging for the timely transmission of funds representing the net purchase price or redemption proceeds; (6) processing dividend payments on behalf of Customers or other investors; (7) providing information periodically to Customers or other investors showing their positions in units; (8) responding to Customer or other investor inquiries (including requests for prospectuses), and complaints relating to the services performed by the Institutions; (9) acting as liaison with respect to all inquiries and complaints from Customers and other investors relating to errors committed by the Trust or its agents, and other matters pertaining to the Trust; (10) providing or arranging for another person to provide subaccounting with respect to units of certain classes beneficially owned by Customers or other investors; (11) if required by law, forwarding unitholder communications from the Trust (such as proxy statements and proxies, unitholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers and other investors; (12) providing such office space, facilities and personnel as may be required to perform its services under the Servicing Agreement; (13) maintaining appropriate management reporting and statistical information; (14) paying expenses related to the preparation of educational and other explanatory materials in connection with the development of investor services; (15) developing and monitoring investment programs; and (16) providing such other similar services as the Trust may reasonably request to the extent the Institutions are permitted to do so under applicable statutes, rules and regulations.

     The Trust's agreements with Institutions are governed by a Plan (called the "Unitholder Servicing Plan"), which has been adopted by the Board of Trustees. Pursuant to the Unitholder Servicing Plan, the Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with Institutions and the purposes for which the expenditures were made. In addition, the arrangements with Institutions must be approved annually by a majority of the Board of Trustees, including a majority of the Trustees who are not

"interested persons" of the Trust, as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

     The Board of Trustees has approved the arrangements with Institutions based on information provided by the Trust's service contractors that there is a reasonable likelihood that the arrangements will benefit the Portfolios and their unitholders by affording the Portfolios greater flexibility in connection with the servicing of the accounts of the beneficial owners of their units in an efficient manner.

COUNSEL AND AUDITORS

     Drinker Biddle & Reath LLP, with offices at 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serve as counsel to the Trust.

     Ernst & Young LLP, independent auditors, Sears Tower, 233 S. Wacker Drive, Chicago, Illinois 60606-6301, have been selected as auditors of the Trust. In addition to audit services, Ernst & Young LLP reviews the Trust's Federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

IN-KIND PURCHASES

     Payment for units of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further information about this form of payment, contact Northern. In connection with an in-kind securities payment, a Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

     The additional transaction fee described in the Prospectus with respect to the Small Company Index Portfolio and the International Equity Index Portfolio does not apply to in-kind purchases of units that are structured to minimize the related brokerage, market impact costs and other transaction costs to such Portfolios as described in the Prospectus.

                            PERFORMANCE INFORMATION

     Each Portfolio that advertises an "average annual total return" for a class of units computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                                  T-(ERV)1 1
                                     --- -
                                     (P)   2


Where:    T =  average annual total return.

          ERV =   ending redeemable value at the end of the      applicable
          period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the period.

          P =  hypothetical initial payment of $1,000.

          n = period covered by the computation, expressed in terms of years.

     Each Portfolio that advertises an "aggregate total return" for a class of units computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                  T-[(ERV)]-1
                                      ---
                                     [(P)]


     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per unit existing on the reinvestment date, (2) all recurring fees charged to all unitholder accounts are included, and (3) the portfolio transaction fee is taken into account for purchases of units of the Small Company Index Portfolio and the International Equity Index Portfolio. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

     The average annual total and aggregate total returns shown below for the Diversified Growth, Equity Index, Small Company

Index and International Growth Portfolios include, for periods prior to the commencement of the Portfolios' operations, the performance of predecessor collective funds adjusted to reflect the higher estimated fees and expenses applicable to such Portfolios' Class A Units at the time of their commencement. Although all such predecessor collective funds were managed by Northern for the periods stated in a manner and pursuant to investment objectives that were equivalent in all material respects to the management and investment objectives of the corresponding Portfolios, such predecessor collective funds were not registered under the 1940 Act and were not subject to certain investment restrictions imposed by the 1940 Act. If they had been registered under the 1940 Act, performance might have been adversely affected. The average annual total returns and aggregate total returns shown for the Portfolios for their Class C and/or Class D units also include, for the periods prior to the inception of such classes, the performance of the Portfolios' Class A Units. Because the fees and expenses of Class C and Class D Units are, respectively, 0.24% and 0.39% higher than those of Class A Units, actual performance for periods prior to the inception of Class C and Class D Units would have been lower if such higher fees and expenses had been taken into account.

Following commencement of operations of the Portfolios, Goldman Sachs reimbursed expenses to the Portfolios and voluntarily agreed to reduce a portion of its administration fee for each Portfolio pursuant to the undertaking described above under "Additional Trust Information - Administrator and Distributor" and "-Investment Adviser, Transfer Agent and Custodian," and Northern waived a portion of its investment advisory fees with respect to the Portfolios. The average annual total returns and aggregate total returns of each Portfolio with respect to Class A, Class C and Class D Units, as applicable, are shown below with and without such fee waivers and expense reimbursements.

                         FOR PERIODS ENDED MAY 31, 1997

                                        AVERAGE ANNUAL TOTAL RETURNS(%)    AGGREGATE TOTAL RETURNS(%)

                                        1 Year  5 Year  10 Year   Since    1 Year   5 Year   10 Year   Since
                                        ------  ------  -------            ------   ------   -------
                                                                Inception                            Inception
                                                                ---------                            ---------


DIVERSIFIED GROWTH/1/
CLASS A
  with fee waivers and
  expense reimbursements                24.03   12.20   11.09       -           24.03  77.81     186.25    -

  w/o fee waivers and
  expense reimbursements                23.51   11.72   10.62       -           23.51  74.06     174.37    -

CLASS D
  with fee waivers and
  expense reimbursements                23.57   11.99   10.99       -           23.57  76.16     183.68    -

  w/o fee waivers and
  expense reimbursements                 23.03  11.51   10.51       -           23.03  72.38     171.72    -

FOCUSED GROWTH/2/
CLASS A
  with fee waivers and
  expense reimbursements                 18.25    -       -       13.59         18.25    -          -    64.78

  w/o fee waivers and
  expense reimbursements                 17.66    -       -       12.91         17.66    -          -    60.95

CLASS C
  with fee waivers and
  expense reimbursements                 18.03    -       -       13.53         18.03    -          -    64.46

  w/o fee waivers and
  expense reimbursements                 17.44    -       -       12.88         17.44    -          -    60.78

CLASS D
  with fee waivers and
  expense reimbursements                 17.79    -       -       13.31         17.79    -          -    63.22

  w/o fee waivers and
  expense reimbursements                 17.20    -       -       12.64         17.20    -          -    59.47

                        FOR PERIODS ENDED MAY 31, 1997
                        ==============================

                                         AVERAGE ANNUAL TOTAL RETURNS (%)       AGGREGATE TOTAL RETURNS(%)

                                         1 Year  5 Year  10 year  Since         1 Year  5 Year  10 Year   Since
                                         ------  ------  -------                ------  ------  -------
                                                                 Inception                               Inception
                                                                 ---------                               ---------
EQUITY INDEX /3/
CLASS A
  with fee waivers and
  expense reimbursements                 29.04    18.05   14.37     -           29.04  129.26     282.93     -

  w/o fee waivers and
  expense reimbursements                 28.70    17.66   13.99     -           28.70  125.52     270.54     -

CLASS C
  with fee waivers and
  expense reimbursements                 28.74    17.97   14.32     -           28.74  128.47     281.40     -

  w/o fee waivers and
  expense reimbursements                 28.40    17.58   13.95     -           28.40  124.71     269.22     -

CLASS D
  with fee waivers and
  expense reimbursements                 28.58    17.87   14.28      -          28.58  127.54     279.84     -

  w/o fee waivers and
  expense reimbursements                 28.24    17.49   13.91      -          28.24  123.86     267.81     -

SMALL COMPANY INDEX/4/
CLASS A
  with fee waivers and
  expense reimbursements                  6.68    15.06     -      12.64         6.68  101.69        -     186.37

  w/o fee waivers and
  expense reimbursements                  6.20    14.46     -      12.08         6.20   96.47        -     173.93

CLASS D
  with fee waivers and
  expense reimbursements                  6.94    15.02     -      12.62         6.94  101.31        -     185.84

  w/o fee waivers and
  expense reimbursements                  6.46    14.16     -      11.91         6.46   93.91        -     170.24


                                                  FOR PERIODS ENDED MAY 31, 1997
                                                  ==============================

                                             AVERAGE ANNUAL TOTAL RETURNS(%)    AGGREGATE TOTAL RETURNS(%)

                                             1 Year  5 Year  10 Year  Since     1 Year  5 Year  10 Year  Since
                                             ------  ------  -------            ------  ------  -------
                                                                   Inception                           Inception
                                                                   ---------                           ---------
INTERNATIONAL GROWTH/5/
CLASS A
  with fee waivers and
  expense reimbursements                     7.55    7.81     -    5.83         7.55    45.64    -       48.08

  w/o fee waivers and
  expense reimbursements                     7.16    7.42     -    5.46         7.16    43.03    -       44.54

CLASS D
  with fee waivers and
  expense reimbursements                     7.13    7.59     -    5.68         7.13    44.13    -       46.54

  w/o fee waivers and
  expense reimbursements                     6.75    7.21     -    5.31         6.75   41.62     -       43.11

BALANCED/6/
CLASS A
  with fee waivers and
  expense reimbursements                    16.01     -       -    9.65        16.01      -      -       43.49

  w/o fee waivers and
  expense reimbursements                    15.35     -       -    8.86        15.35      -      -       39.47

CLASS C
  with fee waivers and
  expense reimbursements                    15.77     -       -    9.54        15.77      -      -       42.96

  w/o fee waivers and
  expense reimbursements                    15.11     -       -    8.78        15.11      -      -       39.07

 CLASS D
  with fee waivers and
  expense reimbursements                    15.55     -       -    9.51        15.55      -      -       42.80

  w/o fee waivers and
  expense reimbursements                    14.89     -       -    8.75        14.89      -      -       38.91

                         FOR PERIODS ENDED MAY 31, 1997

                               AVERAGE ANNUAL TOTAL RETURNS(%)    AGGREGATE TOTAL RETURNS(%)


                              1 Year  5 Year  10 Year  Since  1 Year  5 Year 10 Year  Since
                              ------  ------  -------         ------  ------ -------
                                                    Inception                       Inception
                                                    ---------                       ---------
INTERNATIONAL EQUITY INDEX
CLASS A
  with fee waivers and
  expense reimbursements       -       -       -       10.07   -       -       -     10.07

  w/o fee waivers and
  expense reimbursements       -       -       -        8.52   -       -       -      8.52

____________________

1. For Class A and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from January 11, 1993 to September 14, 1994 (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are .39% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. The predecessor collective fund has been managed in a manner and pursuant to investment objectives equivalent in all material respects to the management and investment objective of the Portfolio for the periods shown. The performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

2. For Class C and Class D Units, performance from July 1, 1993 to June 14, 1996 (commencement of Class C Units) and December 8, 1994 (commencement of Class D Units), respectively, is that of Class A Units. Class A Units commenced operations on July 1, 1993. Because fees and expenses of Class C and Class D Units are .24% and .39%, respectively, higher than those of Class A Units, actual performance would have been lower had such higher expenses been taken into account.

3. For Class A, C and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class C and D Units, performance data from January 11, 1993 to September 28, 1995 (commencement of Class C Units) and September 14, 1994 (commencement of Class D Units), respectively, is that of Class A Units. Because fees and expenses of Class C and Class D Units are .24% and .39%, respectively, higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. The predecessor collective fund has been managed in a manner and pursuant to investment objectives equivalent in all material respects to the management and investment objective of the Portfolio for the periods shown. The performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

4. For Class A and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from January 11, 1993 to December 8, 1994, (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are .39% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is shown from August 1, 1988 (the date such collective fund was first managed in a manner and pursuant to investment objectives equivalent in all material respects to the management and investment objective of the Portfolio) and is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

5. For Class A and Class D Units, performance data prior to March 28, 1994 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from March 28, 1994 to November 16, 1994 (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are .39% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is shown from July 1, 1990 (the date such fund was first managed in a manner and pursuant to investment objectives equivalent in all material respects to the management and investment objective of the Portfolio) and is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

6. For Class C and Class D Units, performance from July 1, 1993 to December 29, 1995 (commencement of Class C Units) and February 20, 1996 (commencement of Class D Units), respectively, is that of Class A Units. Class A Units commenced operations on July 1, 1993. Because fees and expenses of Class C and Class D Units are .24% and .39%, respectively, higher than those of Class A Units, actual performance would have been lower had such higher expenses been taken into account.

The Balanced Portfolio calculates its 30-day (or one month) standard yield as described in the Prospectus for each class of units in accordance with the method prescribed by the SEC for mutual funds:

                         Yield - 2 [(a-b + 1)/6/ - 1]
                                     ---
                                     ed


     Where:    a =   dividends and interest earned during the period;

               b =  expenses accrued for the period (net of reimbursements);

               c = average daily number of units outstanding during the period that were entitled to receive dividends.

               d = maximum offering price per unit on the last day of the period.


     For the 30 day period ended May 31, 1997, the annualized yields of the Class A, Class C and Class D units was 2.99% 2.73% and 2.71%, respectively. During such period, Goldman to reduce a portion of its administration fees under "Additional Trust Information - Administrator and Distributor", and Northern waived a portion of its investment advisory fees with respect to administration fee reductions and expense limitations, the 30 day yield for Class A, Class C and Class D units would have been 2.85%, 2.59% and 2.57%, respectively.

     The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     Because of the different Servicing Fees and transfer agency fees payable with respect to Class A, B, C and D units in a Portfolio, performance quotations for units of Class B, C and D of the Portfolio will be lower than the quotations for Class A units of the Portfolio, which will not bear any fees for unitholder support services and will bear minimal transfer agency fees.


                                     TAXES

     The following summarizes certain additional tax considerations generally affecting the Portfolios and their unitholders that are not described in the Portfolios'

Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their unitholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

GENERAL

     Each Portfolio will elect to be taxed separately as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to unitholders, provided that it distributes an amount equal to at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.

     In addition to satisfying the Distribution Requirement, each Portfolio must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test"). Interest (including original issue discount and "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income from the sale or other disposition of such security within the meaning of this requirement. However any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. Under the recently-enacted Taxpayer Relief Act of 1997, the Short-Short Test is repealed for taxable years beginning after August 11, 1997.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

     Each Portfolio intends to distribute to unitholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to unitholders as long-term capital gain, regardless of the length of time the unitholder has held the units, whether such gain was recognized by the Portfolio prior to the date on which a unitholder acquired units of the Portfolio and whether the distribution was paid in cash or reinvested in units. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of units held for six months or less will be treated as a long-term capital loss to the extent of the capital gain dividends the unitholder has received with respect to such units.

     In the case of corporate unitholders, distributions of a Portfolio for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Portfolio for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Under the Taxpayer Relief Act of 1997, for capital gains on securities recognized after July 28, 1997, the maximum tax rate for individuals is 20% if the property was held more than 18 months; for property held for more than 12 months, but no longer than 18 months, the maximum tax rate on capital gains continues to be 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a nominal maximum rate of 35%.

     If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to unitholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income, to the extent of such Portfolio's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate unitholders.

     Unitholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios each year.

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

     The Trust will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to any unitholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust to do so, that he is not subject to backup withholding or that he is an "exempt recipient."

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

     Special rules govern the Federal income tax treatment of financial instruments that may be held by the Portfolios. These rules may have a particular impact on the amount of income or gain that a Portfolio must distribute to its respective unitholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on its ability to comply with the Short-Short Test described above.

     Generally, futures contracts, options on futures contracts and certain foreign currency contracts held by a Portfolio (collectively, the "Instruments") at the close of its taxable year are treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the period a Portfolio has held the Instruments ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the Instruments. Losses with respect to futures contracts to sell related options and certain foreign currency contracts, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolios, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts which are part of a "mixed straddle" to sell related options and certain foreign currency contracts which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts, options and foreign currency contracts from the rules of Section 1256 of the Code including "the 40%-60% rule" and the mark-to-market on gains and losses being treated for Federal income tax purposes as sold on the last business day of each Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, each Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, "the 40%-60% rule" will apply to the net gain or loss attributable to the Instruments, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

     A foreign currency contract must meet the following conditions in order to be subject to the mark-to-market rules described above: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Additional Statement, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by a Portfolio may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

     Some of the non-U.S. dollar denominated investments that the Portfolios may make, such as foreign debt securities and foreign currency contracts, may be subject to provisions of the Code which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the

U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Portfolios which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

FOREIGN INVESTORS

Foreign unitholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Portfolio of net interest income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year. For this purpose, foreign unitholders include individuals other than U.S. citizens, residents and certain nonresident aliens, and foreign corporations, partnerships, trusts and estates. A foreign unitholder generally will not be subject to U.S. income or withholding tax in respect of proceeds from or gain on the redemption of units or in respect of capital gain dividends, provided such unitholder submits a statement, signed under penalties of perjury, attesting to such unitholder's exempt status. Different tax consequences apply to a foreign unitholder engaged in a U.S. trade or business. Foreign unitholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Portfolio.

CONCLUSION

The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Additional Statement. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its unitholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Unitholders are advised to consult their tax advisers with specific reference to their own tax situation, including the application of state and local taxes.

     Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                             DESCRIPTION OF UNITS

     The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional units of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trust may hereafter create series in addition to the Trust's seventeen existing series, which represent interests in the Trust's seventeen respective portfolios, six of which are described in this Additional Statement. The Trust Agreement further permits the Board of Trustees to classify or reclassify any unissued units into additional series or subseries within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of units of beneficial interest in four separate subseries (sometimes referred to as "classes") of units in each of its non-money market portfolios: Class A, B, C and D units. Under the terms of the Trust Agreement, each unit of each Portfolio is without par value, represents an equal proportionate interest in the particular Portfolio with each other unit of its class in the same Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon any liquidation of a Portfolio, unitholders of each class of a Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Units do not have any preemptive or conversion rights. The right of redemption is described under "Investing-Redemption of Units" in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a unitholder to redeem units and the date of payment by a Portfolio may be suspended for more than seven days (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the unitholders of the Portfolio. The Trust may also suspend or postpone the recordation of the transfer of its units upon the occurrence of any of the foregoing conditions. In addition, units of each Portfolio are redeemable at the unilateral option of the Trust if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the unitholders of the Portfolio. Units when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below.

     The proceeds received by each Portfolio for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are normally allocated in proportion to the net asset value of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding units of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding units of such investment portfolio. However, the

Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by unitholders of the Trust voting together in the aggregate without regard to a particular investment portfolio. In addition, unitholders of each of the classes in a particular investment portfolio have equal voting rights except that only units of a particular class of an investment portfolio will be entitled to vote on matters submitted to a vote of unitholders (if any) relating to unitholder servicing expenses and transfer agency fees that are payable by that class.

     As a general matter, the Trust does not hold annual or other meetings of unitholders. This is because the Trust Agreement provides for unitholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of unitholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the unitholders or two-thirds of the Trustees.

     Under Massachusetts law, there is a possibility that unitholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust Agreement contains an express disclaimer of unitholder (as well as Trustee and officer) liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each contract, undertaking or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement provides for indemnification out of Trust property of any unitholder charged or held personally liable for the obligations or liabilities of the Trust solely by reason of being or having been a unitholder of the Trust and not because of such unitholder's acts or omissions or for some other reason. The Trust Agreement also provides that the Trust shall, upon proper and timely request, assume the defense of any charge made against any unitholder as such for any obligation or liability of the Trust and satisfy any judgment thereon. Thus, the risk of a unitholder incurring financial loss on account of unitholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     The Trust Agreement provides that each Trustee of the Trust will be liable for his own wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee ("disabling conduct"), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that the Trust will indemnify Trustees and officers of the Trust against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with the Trust, except that no Trustee or officer will be indemnified against any liability to the Trust or its unitholders to which he would otherwise be subject by reason of disabling conduct.


As of September 9, 1997 substantially all of the Portfolios' outstanding units were held of record by Northern for the benefit of its customers and the customers of its affiliates and correspondent banks that have invested in the Portfolios. As of the same date, the Trust's Trustees and officers owned beneficially less than 1% of the outstanding units of each Portfolio. Northern has advised the Trust that the following persons (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle, Chicago, IL 60675) beneficially owned five percent or more of the outstanding units of the following Portfolios as of September 9, 1997:


                                             NUMBER         PERCENTAGE
                                               OF           OUTSTANDING
                                             UNITS          UNITS
                                            --------        -----------
BALANCED PORTFOLIO
       The Northern Trust Company
            Thrift Incentive Plan            1,336,875         31.95%
       Retirement Trust for Employees
            of Tetra Pak Inc.                  774,115         18.50%
       Jordan Industries, Inc                  430,595         10.29
       LaPorte, The Retirement Plus Plan       336,782          8.05

DIVERSIFIED GROWTH PORTFOLIO
       The Northern Trust Company
            Pension Plan                     3,865,159         39.21
       The Pension Plan for Home
            Office Employees of Mutual
       Trust Equity                            501,857          5.09

EQUITY INDEX PORTFOLIO
       The Northern Trust Company
            Thrift Incentive Plan            7,727,654         16.56
       Libby-Owens-Ford Company
            Savings Trust                    3,870,649          8.29

                                              NUMBER         PERCENTAGE
                                                OF           OUTSTANDING
                                              UNITS          UNITS
                                              -----          -----------
FOCUSED GROWTH PORTFOLIO
       The Northern Trust Company
         Thrift Incentive Plan               3,388,659          43.21%
       Doe Run Resources Corporation
         Retirement Plan                     1,023,091          13.05
       Rexene Corporation
         Retirement Plan                       516,935           6.59
       Kitch Drotchas Planability
         Trust Profit Sharing Plan             394,346           5.03

SMALL COMPANY PORTFOLIO
       The Northern Trust Company
         Pension Plan                        2,770,021          33.50
       Doe Run Resources Corporation
         Retirement Plan                       587,399           7.10

INTERNATIONAL EQUITY INDEX
       The Northern Trust Company
         Pension Plan                        1,158,976          39.69
       NI Gas Savings Investment
         and Thrift Trust                      837,720          28.69
       The Northern Trust Company
         Thrift Incentive Plan                 474,344          16.24
       Sisters of the Precious
         Blood Fund                            197,230           6.75

INTERNATIONAL GROWTH PORTFOLIO
       The Northern Trust Company
         Pension Plan                        1,363,888          12.70
       First National Bank of
         North Dakota                          792,574           7.38
       Global Industrial Technologies, Inc.
         Master Retirement Trust               962,649           8.96
       Tuthill Corporation Master
         Retirement Trust                      674,067           6.28
       White Cap, Inc. Master
         Retirement Trust                      621,973           5.79

                               OTHER INFORMATION

     The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     Each Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and Goldman Sachs, brokerage fees and commissions, fees for the registration or qualification of Portfolio units under Federal or state securities laws, expenses of the organization of the Portfolio, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses, Servicing Fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's unitholders and regulatory authorities, compensation and expenses of its Trustees, expenses of industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

     The term "majority of the outstanding units" of either the Trust or a particular Portfolio means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the units of the Trust or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding units of the Trust or such Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding units of the Trust or such Portfolio.

     STATEMENTS CONTAINED IN THE PROSPECTUS OR IN THIS ADDITIONAL STATEMENT AS TO THE CONTENTS OF ANY CONTRACT OR OTHER DOCUMENTS REFERRED TO ARE NOT NECESSARILY COMPLETE, AND IN EACH INSTANCE REFERENCE IS MADE TO THE COPY OF SUCH CONTRACT OR OTHER DOCUMENT FILED AS AN EXHIBIT TO THE REGISTRATION STATEMENT OF WHICH THE PROSPECTUS AND THIS ADDITIONAL STATEMENT FORM A PART, EACH SUCH STATEMENT BEING QUALIFIED IN ALL RESPECTS BY SUCH REFERENCE.

     At a Special Meeting held on September 2, 1997 (the "Meeting"), the unitholders of each Portfolio voted on two proposed new fundamental investment policies and a proposed reorganization of the Portfolio into a corresponding series of a new Delaware business trust (the "Delaware Trust").

     At the Meeting, the unitholders of each Portfolio approved a proposed new fundamental policy which will allow each Portfolio to invest in securities of other investment companies to the full extent permitted under the 1940 Act and any regulation or order of the SEC, notwithstanding the Portfolio's other fundamental policies. This new policy will permit a Portfolio to implement the "master-feeder" structure by investing all or substantially all of its assets in a single open-end investment company. The unitholders of each Portfolio also approved a proposed new fundamental issuer diversification policy which will require diversification only to the extent required under the 1940 Act. The aforementioned investment policies will become effective in connection with the Trust's annual amendment to its registration statement to be filed in 1998.

     At the Meeting, each Portfolio also approved a proposal to reorganize the Portfolio into a newly-established series of the Delaware Trust. However, because one fixed income portfolio of the Trust, the U.S. Government Securities Portfolio, did not approve the reorganization it is uncertain whether any Portfolios will be so reorganized. The Board of Trustees of the Trust will determine what further actions, if any, will be taken with respect to this proposal.

                             FINANCIAL STATEMENTS


     The audited financial statements and related report of Ernst & Young LLP, independent auditors, for the U.S. Treasury Index Portfolio, U.S. Government Securities Portfolio, Short Intermediate Bond Portfolio, Bond Portfolio and International Bond Portfolio contained in the Annual Report for the fiscal year ended November 30, 1996 are hereby incorporated herein by reference and attached hereto. No other parts of the Annual Report, including without limitation "Management's Discussion of Portfolio Performance," are incorporated by reference herein. Unaudited financial statements for each Portfolio for each Portfolio for the six months ended May 31, 1997, contained in the Semi-Annual Report dated May 31, 1997, are also attached hereto and incorporated by reference into this Additional Statement. Copies of the Annual Report and the Semi-Annual Report may be obtained by writing to Goldman, Sachs & Co., Funds Group, 4900 Sears Tower, Chicago, Illinois 60606, or by calling Goldman, Sachs toll-free at 800-621-2550.

                                  APPENDIX A

DESCRIPTION OF BOND RATINGS

     The following summarizes the highest six ratings used by Standard & Poor's Ratings Group, Inc., a division of McGraw Hill ("S&P") for corporate and municipal debt:


     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.


     A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


     BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.


     BB AND B: Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

                                      1-A

     S&P may attach the rating "r" to highlight derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks.

     The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:


     AAA: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


     AA: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


     A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


     BAA: Bonds that are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


     BA AND B: Bonds that possess one of these ratings provide questionable protection of interest and principal. Ba indicates some speculative elements. B indicates a general lack of characteristics of desirable investment.


     The foregoing ratings for corporate and municipal long-term debt are sometimes presented in parenthesis preceded with a "con", indicating the bonds are rated conditionally. Such

                                      2-A
parenthetical rating denotes the probable credit stature upon completion of some act or the fulfillment of some condition. The notation (P) when applied to forward delivery bonds indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

     The following summarizes the highest six ratings used by Duff & Phelps Credit Rating Co. ("D&P") for corporate and municipal long-term debt:


     AAA: Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.


     AA: Debt rated AA is of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


     A: Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.


     BBB: Bonds that are rated BBB have below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.


     BB AND B: Bonds that are rated BB or B are below investment grade. Bonds rated BB are deemed likely to meet obligations when due. Bonds rated B possess the risk that the obligations will not be met when due.

     To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

     The following summarizes the highest six ratings used by Fitch Investors Service, Inc. ("Fitch") for corporate and municipal bonds:


     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds related in the "AAA" and "AA" categories are not significantly vulnerable

                                      3-A
     to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."


     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


     BB: Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.


     B: Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the instrument.

     To provide more detailed indications of credit quality, the Fitch ratings "AA" and lower may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

     The following summarizes the two highest ratings by S&P for short-term municipal notes:


     SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a "plus" (+) designation.


     SP-2:  Satisfactory capacity to pay principal and interest.

                                      4-A

     The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:


     MIG-1/VMIG-1: Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


     MIG-2/VMIG-2: Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

     The two highest rating categories of D&P for short-term debt are D1 and D
2. D&P employs three designations, D1+, D1 and D1-, within the highest rating category. D1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations. Fitch uses the short-term ratings described below under "Description of Commercial Paper Ratings" for municipal notes.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.


     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers or related supporting institutions rated Prime-1 are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics: leading market positions in well-established

                                      5-A
industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers or related supporting institutions rated Prime-2 are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The following summarizes the highest ratings used by Fitch for short-term obligations:

     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

     D&P uses the short-term ratings described above under "Description of Note Ratings" for commercial paper.

                                      6-A

                                  APPENDIX B

As stated in their Prospectus, the Portfolios may enter into futures transactions and options thereon. Such transactions are described more fully in this Appendix.


I.   INTEREST RATE FUTURES CONTRACTS

     Use of Interest Rate Futures Contracts.  Bond prices are established in
     --------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within three business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Portfolio could use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this could include the use of futures contract sales to protect against expected increases in interest rates and the use of futures contract purchases to offset the impact of interest rate declines.

     A Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Portfolio, through using futures contracts.

     Interest rate futures contracts can also be used by a portfolio for nonhedging (speculative) purposes to increase total return.

     Description of Interest Rate Futures Contracts.  An interest rate futures
     ----------------------------------------------
contract sale would create an obligation by a Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in

                                      1-B
accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before a settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Portfolio's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of a sale exceeds the price of the offsetting purchase, a Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, a Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, a Portfolio realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Portfolio would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. A Portfolio may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II.  INDEX FUTURES CONTRACTS

     GENERAL. A stock or bond index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities included.

     A Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase index futures contracts in anticipation of purchases of securities. A long futures position

                                      2-B
may be terminated without a corresponding purchase of securities.

     In addition, a Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Index futures contracts may also be used by a Portfolio for non-hedging (speculative) purposes to increase total return.

III. FUTURES CONTRACTS ON FOREIGN CURRENCIES (INTERNATIONAL EQUITY INDEX AND INTERNATIONAL GROWTH PORTFOLIOS)

     A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Portfolio for hedging purposes in anticipation of fluctuations in exchange rates between the U.S. dollars and other currencies arising from multinational transactions.

IV.  MARGIN PAYMENTS

     Unlike purchases or sales of portfolio securities, no price is paid or received by a Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with the Custodian or a sub-custodian an amount of liquid assets known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Portfolio has purchased a futures contract and the

                                      3-B
price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Portfolio's adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.   RISKS OF TRANSACTIONS IN FUTURES CONTRACTS


     There are several risks in connection with the use of futures by the Portfolios. In connection with the use of futures for hedging purposes, the risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of a hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by Northern. Conversely, the Portfolios may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Northern. It is also possible that, where a Portfolio had sold futures to

                                      4-B
hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities.

     When futures are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by Northern may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments of variation margin. However, in the event futures

                                      5-B
contracts have been used to hedge portfolio securities, such securities will generally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Portfolios is also subject to Northern's ability to predict correctly movements in the direction of the market. For example, if a particular Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolios may have to sell securities at a time when they may be disadvantageous to do so.

     Futures purchased or sold by the International Growth and International Equity Portfolios (and related options) may be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or

                                      6-B
regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, the investments of the International Growth Portfolio and International Equity Index Portfolio in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

VI.  OPTIONS ON FUTURES CONTRACTS

     The Portfolios may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See "Risks of Transactions in Futures Contracts" above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of any underlying instruments, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can

                                      7-B
be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may, unlike futures contracts where the risk of loss is potentially unlimited, frequently involve less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. OTHER MATTERS

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                      8-B

The
Benchmark Funds

Fixed Income
and
Equity
Portfolios


                                      Semi-Annual Report
                                            May 31, 1997

The Benchmark Funds
Fixed Income and Equity Portfolios

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Outlook.........................................................   2
Fixed Income Portfolios
  Statements of Investments
    Bond Portfolio.........................................................   6
    International Bond Portfolio...........................................   8
    Short Duration Portfolio...............................................   9
    Short-Intermediate Bond Portfolio......................................  10
    U.S. Government Securities Portfolio...................................  11
    U.S. Treasury Index Portfolio..........................................  12
  Statements of Assets and Liabilities.....................................  13
  Statements of Operations.................................................  14
  Statements of Changes in Net Assets......................................  15
  Financial Highlights.....................................................  17
Equity Portfolios
  Statements of Investments
    Balanced Portfolio.....................................................  25
    Diversified Growth Portfolio...........................................  27
    Equity Index Portfolio.................................................  28
    Focused Growth Portfolio...............................................  34
    International Equity Index Portfolio...................................  36
    International Growth Portfolio.........................................  46
    Small Company Index Portfolio..........................................  48
  Statements of Assets and Liabilities.....................................  68
  Statements of Operations.................................................  69
  Statements of Changes in Net Assets......................................  70
  Financial Highlights.....................................................  72
Notes to the Financial Statements..........................................  80

-------------------------------------------------------------------------------

OTHER INFORMATION

 . The percentage shown for each investment category reflects the value of the investments in that category as a percentage of net assets.
 . Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes or, for floating rate securities, the current reset rate.
 . Stripped securities represent the right to receive either future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
INVESTMENT OUTLOOK
WHAT HAS CHANGED
Financial markets moved higher during the period as the flow of economic data remained market friendly. Weaker-than-expected retail sales and still-benign inflation reports convinced investors that growth was slowing materially and that price pressures did not warrant a tightening of Federal Reserve policy. Bonds rallied on the good news and drew further support from the Treasury's reduced financing calendar. Stocks also did well, moving further into record territory amid increased volatility. Overseas, the financial outlook for Europe remained ambiguous as European Monetary Union participants signed the stability pact without reconciling France's desire to loosen the fiscal discipline demanded by the Treaty.

ECONOMY: MODERATE GROWTH TO CONTINUE IN 1997
The pace of economic activity slowed significantly in the second quarter. Just as first quarter final demand was artificially boosted by unseasonably good weather, second quarter final demand has been artificially dampened by unseasonably bad weather. But the underlying fundamentals for domestic demand, plentiful employment opportunities, rising labor compensation, and increasing household wealth remain favorable, suggesting that demand growth will pick up in the second half of the year. Despite the softening in domestic demand, foreign demand has been strong. The demand for U.S. exports has been especially robust in Canada, Mexico, the United Kingdom, and Latin America. After their surge in the first quarter, inventories continued to rise early in the second three-month period of the year. Nevertheless, these inventories do not yet appear to be increasing involuntarily as they continue to remain low relative to sales. The labor markets remain tight as evidenced by an unemployment rate below 5%. There continues to be anecdotal reports of increased difficulties of finding qualified job applicants at current wage rates. So far, the relative scarcity of labor has not translated into appreciably higher core inflation. In recent months, however, there have been indications of a marginal acceleration in the prices of consumer services. It is in the service sector where the most vulnerability to higher inflation lies. This sector's prices are less affected by the behavior of foreign exchange rates because services are not traded internationally to the extent that goods are. Because the service sector is more labor intensive than the goods sector, tight labor market conditions could more quickly result in higher prices for services. Despite signs of a slow drift up in service sector inflation, consumer goods inflation shows no similar upward drift. Falling energy prices have kept overall inflation well in check.
  As long as the economy continues to grow near its potential, which is our forecast, risks will remain on the side of a drift up in inflation. As a result, the Federal Reserve will have a bias de facto if not de jure toward tightening policy. To some degree, the Federal Reserve's latitude to act preemptively against inflation may have been restricted by its past success in holding down inflation. There is an evolving view that we are now in an economic environment incapable of generating higher inflation. This belief is especially popular in Congress currently, which opens up the Federal Reserve to severe bipartisan criticism whenever it tightens. Also, with more people coming off the welfare rolls because of system reforms, the Federal Reserve is under political pressure to allow the economy to continue to grow relatively rapidly in order to create employment opportunities for former welfare recipients. But even if these pressures were to keep the Federal Reserve from tightening as soon as it might otherwise do, the lack of inflation psychology in the economy, the lack of big new government spending programs, continued low inflation in the Group of Seven industrial nations, and a continued large volume of goods being exported from China and former Iron Curtain countries should still enable the Federal Reserve to remain in a fine-tuning tightening mode rather than having to engage in tightening of a major countercyclical nature.

THE BOND MARKET IS ATTRACTIVE
Rates fell moderately and the yield curve flattened during the period on evidence of decelerating economic activity and still-benign inflation. Reduced Treasury issuance, reflecting lowered funding needs due to the shrinking federal deficit, helped to fuel the rally. By quarter's end, the market had removed expectations of a rate hike at July's meeting of the Federal Open Market Committee but continued to reflect one modest increase prior to years end. The yield on the 10-year Treasury closed near its low for the quarter and 48 basis points below its mid-April highs.

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company, or its affiliates, and are not Federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested.

-------------------------------------------------------------------------------
  We continue to view the bond market as attractive and believe that today's generous real yields provide adequate compensation for the risk that rates may move temporarily higher due to cyclical pressures beyond those already factored into the market. On a secular basis, we believe that the growth and inflation assumptions underpinning the balanced budget agreement will require that our elected representatives adhere to policies supportive of low inflationary growth. Additionally, the implicit benchmarking provided by the budget agreement heightens our longer-term confidence that U.S. fiscal policy will stay on track. In the shorter term, surging tax receipts spawned by the vibrant U.S. economy and ongoing efforts to downsize government spending have created a very favorable supply/demand situation in the Treasury market. Although the deficit has declined from $255 billion in fiscal 1993 to near $70 billion in fiscal 1997, net interest payments on outstanding government debt have risen from $200 billion to $250 billion. On a purely technical basis, the pool of interest payment cash flows increasingly outstripping the supply of new government bonds supports higher Treasury prices. In addition, sharp reductions in the supply of Treasuries should lessen recurring concerns about potential selling by foreign central banks and/or hedge funds. Importantly, we believe that the sound fiscal policies manifested in these favorable technical trends should, over time, help reduce the risk premium priced into today's bond yields.
  In contrast, the fiscal outlook for Europe remains ambiguous, notwithstanding France's recent decision to sign off on the European Monetary Union stability pact. Growing uncertainties regarding the viability of European Monetary Union and the timing of fundamental structural reform in Europe appear to be making U.S. financial markets look relatively attractive. U.S. debt securities have benefited versus German debt instruments as the yield spread on 10-year U.S. versus German bonds has contracted nearly 35 basis points in the past six weeks. Risks to European investments are unlikely to dissipate in the near future and favor a further reduction in the U.S. market's risk premium.
  Our characterization of the U.S. bond market remains modestly positive. Real yields remain attractive, and we expect the balanced budget agreement to promote bond-friendly policies in the years to come. In addition, the combination of sound fiscal policies and reduced Treasury issuance should help to lower the risk premium incorporated in today's yield structure. We recommend positioning bond portfolios neutral to slightly long relative to their benchmarks.

EARNINGS AND INTEREST RATES SHOULD CONTINUE TO SUPPORT EQUITIES
The market roared ahead from the corrective lows of early April, setting record after record along the way. It climbed 20% in the quarter and broadened in May and June to include small- and middle-capitalization stocks even as the technology sector faltered a bit. Profits remained healthy as fears of labor cost increases proved unfounded. Every time interest rates fell, stocks seemed to rally to new highs. Add the ample liquidity of the public to good earnings and lower rates, and the rally was not surprising even though its intensity was. Certainly the biggest market story of the past 18 months has been the incessant rise in stocks fueled by good fundamentals and strong liquidity, completely overwhelming valuation concerns. The fundamentals are strong but stocks look expensive; the fundamentals are consistently winning this conundrum.
  Most foreigners mistrust the U.S. market despite the three-year uptrend mainly because valuations are rich and they have been persistently underweighted. Foreigners en masse so far have refused to jump in. Yet the trend may yet prove irresistible, and, coupled with strong individual demand against a backdrop of falling rates, stocks could move still higher. For example, if rates were to fall below their old low of 5.75% in the next 18 months, stocks could easily sell at between 23 and 24 times S&P 500 earnings of nearly $50.00 per share. That translates to nearly 1,200 on the S&P 500, double last July's correction low. If earnings are sustained via productivity gains from the aggressive spending on technology, considerable upside is still possible. These indeed are some concepts and possibilities we will address in next month's roundtable discussion.
  Volatility has been on the rise, and, unfortunately for investors' sleep patterns, it appears set to stay. While point moves seem exaggerated, in percentage terms the change is more reasonable. However, with high valuations and ample liquidity, investors' response to news seems to push stocks up or down at a faster pace. We would not be surprised to see 300- to 500-point swings occur in any one week, but as the last few years have shown, investors remain prepared to buy each dip, halting more downside action. Inflation and interest rates still look good and there is little else to attract the long-term investment dollar. Cash flow supports and pushes shares higher, but more volatile trading days

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
INVESTMENT OUTLOOK--CONTINUED
and weeks are the result. We suggest riding through the short-term bumps as long as the journey seems destined to end at higher levels.

FOREIGN MARKETS ARE BEING DRIVEN BY PROFITS AND LIQUIDITY
The past quarter proved quite profitable for most foreign bourses as EAFE (Europe, Australia, Far East) rose about 12% led by a rebound in markets such as Japan (up 12%), Hong Kong (up 21%), the core deutschemark block countries (up 15%), and Spain (up 24%). In addition, the U.S. dollar fell about 10% versus the yen while staying steady versus most other currencies, enhancing Japanese returns to U.S.-based investors. The trigger for the various rallies was benign interest rates coupled with improving profit prospects. For the first time in nearly three years, onsensus earnings for Japan and Europe actually rose. Pacific Rim problems remained in force outside of Hong Kong, plagued by profit downgrades, a questionable electronic cycle, and the still weak yen compared with year-ago levels. In addition, the traditional growth region of the world has faced stiff competition for the investment dollar as both Eastern Europe and Latin America compete strongly for growth investors. In fact, last quarter Latin America also performed strongly as the stock markets of Mexico, Argentina, Peru, and Brazil all rose at least 17%. We are just back from a trip to Europe, and the view from there towards both Europe and the rest of the world is very interesting. Of course, European Monetary Union, in the wake of the French elections in which the Socialists were returned to power, dominated concerns. Nonetheless, an upbeat attitude toward Europe is strongly in evidence. Cyclically things are improving as growth in 1997 and 1998 is expected to rise 2.5% to 3%, profit estimates are being raised, and restructuring and shareholder value have reached near manic proportions. The key will be who delivers on the promises, but evidence abounds that it is happening on a company-by-company basis.
  Longer term, the benefits of European Monetary Union will kick in and further spur growth beyond 1999, in most people's view. The situation in the short- and long-term looks good, but many leading strategists are a bit concerned over valuation levels as prices seem to reflect a lot of good news. However, the fundamentals look good, liquidity is ample, and restructuring is just beginning. In view of the last seven years in the U.S., the optimists see several years of good earnings in Europe, especially since spending on technology (and thus the productivity benefits) still significantly lags the U.S. Stocks are selling at mid to high teens price/earnings ratios, and with most of the earnings cycle still ahead, Europe looks attractive even though a correction or consolidation is expected after a 20% gain in 1996 and a 25% to 30% climb to date in 1997. As one observer put it, the stronger dollar is just icing on the cake.
  Most U.K. investors also are bullish on Japan and cautious on Asia, following the relative earnings momentum. More than one person observed that after badly missing the last 30-month rally in the U.S., global investors cannot afford to miss a big rally in the second-biggest world market. Thus, some of the bullishness is perhaps defensive, but nonetheless, Japan is viewed positively with various objectives of 15% to 25% higher prices from present levels, a potential we agree with, at least on the lower end. In the rest of Asia, the consensus is "long and wrong" although a heavy weighting in Hong Kong has helped ease the pain of poor performance in Malaysia, Singapore, the Philippines, and especially Thailand. As growth in Southeast Asia has slowed and consequently has picked up in Latin America, investment flows have certainly moved toward the Latin markets. As detailed earlier, the view on the U.S. market is a bit mixed, but generally Europeans see earnings peaking and the market as having run too far, certainly in regards to jumping in now after several years of underweighting positions and poor relative performance in their global accounts.

July 8, 1997

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

           Description
-----------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------------
                                 BOND PORTFOLIO
 ASSET-BACKED SECURITIES--2.2%
 AUTOMOTIVE--2.2%
           General Motors
            Acceptance Corp.
           Series: 1993-B,
            Class A
 $   426     4.000%      09/15/98 $    424
           WFS Financial Owner
            Trust
           Series: 1997-A,
            Class A-3
  10,000     6.500       09/20/01    9,995
                                  --------
                                    10,419
                                  --------
 HOME EQUITY LOANS--0.0%
           U.S. Home Equity
            Loan, Series: 1991-
            2
      62     8.500       04/15/21       62
-----------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $10,483)                  $ 10,481
-----------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  10.7%
           American Southwest
           Financial Securities
           Corp., Series: 1996
           FHA-1, Class A-1
 $ 9,585     6.675%      12/25/01 $  9,576
           Countrywide Funding
            Corp.,
           Series: 1993-1,
            Class A-4
  13,567     4.384       10/25/23   11,597
           Countrywide Mortgage
           Backed Securities
           Inc., Series: 1993-
           D, Class A-11
   6,047     5.796       01/25/09    4,645
           Delta Funding Corp.,
           Interest Only
           Stripped Security*,
           Series: 1991-1,
           Class A-4(/1/)
   --        --          01/01/06      116
           Donaldson, Lufkin, &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Adjustable Rate,
           Interest Only
           Stripped Security*,
           Series: 1995-QE9
   --        --          11/25/25    1,183
           Donaldson, Lufkin, &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Series: 1994-Q8,
           Class 2-A1
   4,864     7.250       05/25/24    4,834
           PaineWebber Mortgage
            Acceptance Corp.,
           Series: 1993-9,
            Class A-15
   7,919     7.000       10/25/23    7,632
           PNC Mortgage
            Securities Corp.,
           Series: 1996-PR1,
            Class A(/1/)
  10,207     8.151       04/28/27   10,345
-----------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $50,949)      $ 49,928
-----------------------------------------------
 CORPORATE AND FOREIGN GOVERNMENT BONDS--
  11.2%
 FINANCIAL--1.0%
           General Motors
            Acceptance Corp.
 $ 4,285     8.875%      06/01/00 $  4,856
                                  --------

           Description
-----------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
 FOREIGN GOVERNMENT BOND--3.4%
           Quebec Province,
            Canada Medium Term
            Note
 $15,450     7.220%      07/22/36 $15,899
                                  -------
 INDUSTRIAL--1.7%
           Penney (J.C.) & Co.,
            Inc.
   7,700     6.900       08/15/03   7,691
                                  -------
 INSURANCE SERVICES--2.7%
           Lumberman's Mutual
            Casualty Co.
   6,000     9.150       07/01/26   6,432
           Anthem
            Insurance(/1/)
   6,000     9.000       04/01/27   6,071
                                  -------
                                   12,503
                                  -------
 SANITARY SERVICES--2.4%
           WMX Technologies
  11,000     7.100       08/01/03  11,041
-----------------------------------------
 TOTAL CORPORATE AND FOREIGN
  GOVERNMENT BONDS (Cost
  $50,881)                        $51,990
-----------------------------------------
 U.S. GOVERNMENT AGENCIES--9.3%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  9.3%
 FEDERAL HOME LOAN MORTGAGE
  CORP. MULTICLASS
  INTEREST ONLY STRIPPED SECURI-
  TY*--0.0%
           Series: 1392, Class
            S
 $    --     --%         09/15/18 $    31
                                  -------
 FEDERAL HOME LOAN MORTGAGE
  CORP. MULTICLASS
  PRINCIPAL ONLY STRIPPED SECU-
  RITY*--0.1%
           Series: G011, Class
            B
     912     --          04/25/23     636
                                  -------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  REMIC TRUST--4.1%
           Series: 1991-127,
            Class SA
     588     11.658      09/25/98     601
           Series: 1996-M4,
            Class A
   8,479     7.750       03/17/17   8,563
           Series: 1990-3,
            Class 3-D
     604     8.500       07/25/18     609
           Series: 1992-73,
            Class G
   7,500     7.500       04/25/21   7,562
           Series: 1886, Class
            SD
   2,306     2.550       12/15/23   1,605
                                  -------
                                   18,940
                                  -------
 FEDERAL NATIONAL MORTGAGE ASSO-
  CIATION REMIC TRUST
  INTEREST ONLY STRIPPED SECURI-
  TIES*--1.1%
           Series: G-12, Class
            S
      --     --          05/25/21     509
           Series: 1997-20,
            Class IO
      --     --          03/25/27   4,482
                                  -------
                                    4,991
                                  -------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

           Description
------------------------------------------
 Principal
  Amount/                Maturity
  Shares   Rate            Date    Value
------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSO-
  CIATION REMIC TRUST
  PRINCIPAL ONLY STRIPPED SECU-
  RITIES*--4.0%
           Series: 1993-161,
            Class B
 $ 3,641     --%         10/25/18 $  3,470
           Series: 1993-132,
            Class D
   1,947     --          10/25/22      969
           Series: 1993-184,
            Class L
   7,585     --          09/25/23    4,731
           Series: 1993-205,
            Class EA
   3,150     --          09/25/23    2,072
           Series: 1994-9,
            Class G
   1,623     --          11/25/23    1,532
           Series: 1996-14,
            Class PR
   9,000     --          01/25/24    5,727
                                  --------
                                    18,501
                                  --------
 MORTGAGE-BACKED SECURITIES--
  0.0%
 FEDERAL HOME LOAN MORTGAGE
  CORP.--0.0%
 $     1     6.500%      06/01/04 $      1
------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $42,341)                  $ 43,100
------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  47.3%
 U.S. TREASURY NOTES--35.4%
 $23,600     6.750%      05/31/99 $ 23,836
  28,745     6.870       08/31/99   29,109
   3,300     7.750       01/31/00    3,413
  85,400     6.625       07/31/01   85,853
  21,675     7.500       02/15/05   22,789
                                  --------
                                   165,000
                                  --------
 U.S. TREASURY BONDS--11.9%
  41,365     7.125       02/15/23   41,947
  15,000     6.125       02/15/26   13,202
                                  --------
                                    55,149
------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $220,710)                 $220,149
------------------------------------------
 PREFERRED STOCKS--9.6%
 AGENCY--3.2%
  15,000   Home Ownership
            Funding Corp.         $ 14,806
                                  --------
 ENTERTAINMENT AND LEISURE--1.8%
   8,450   Lazara Corp.              8,440
                                  --------
 FINANCIAL--1.8%
   8,190   Marquette Real
            Estate Funding
            Corp.                    8,142
                                  --------
 REAL ESTATE--2.8%
   8,600   1585 Broadway Corp.       8,582
   4,600   Tier One Properties,
            Inc.                     4,631
                                  --------
                                    13,213
------------------------------------------
 TOTAL PREFERRED STOCKS (Cost
  $44,854)                        $ 44,601
------------------------------------------

           Description
-------------------------------------------

 Principal               Maturity
  Amount   Rate            Date    Value
-------------------------------------------
 FLOATING RATE BANK NOTES--5.5%
           Lloyds Bank PLC
 $11,450     5.875%      06/13/97 $ 10,470
           National Australia
            Bank
   3,000     6.181       10/15/97    2,712
           National Westminster
            Bank
  13,800     5.938       08/29/97   12,343
-------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $24,194)                  $ 25,525
-------------------------------------------
 SHORT-TERM INVESTMENT--5.4%
           Bank of Tokyo-
            Mitsubishi, Grand
            Cayman
 $25,261     5.750%      06/02/97 $ 25,261
-------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $25,261)                  $ 25,261
-------------------------------------------
 TOTAL INVESTMENTS--101.2%
  (Cost $469,673)                 $471,035
-------------------------------------------
 Liabilities, less other as-
  sets--(1.2)%                      (5,346)
-------------------------------------------
 NET ASSETS--100.0%               $465,689
-------------------------------------------
-------------------------------------------

*At May 31, 1997, effective yields on these Interest Only and Principal Only stripped securities ranged from approximately 5.00% to 15.00%.
(/1/)At May 31, 1997, the Portfolio owned restricted securities valued at approximately $16,532,000 (3.6% of net assets), with an aggregate cost basis of $16,799,000. These securities may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands)
(Unaudited)

           Description
------------------------------------------------------
   Local
 Currency/
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------
                          INTERNATIONAL BOND PORTFOLIO
 DEBT OBLIGATIONS--95.0%
 AUSTRALIAN DOLLAR--4.8%
           Commonwealth of
           Australia
     1,580     10.000%   10/15/02 $ 1,368
                                  -------
 BELGIAN FRANC--2.0%
           Kingdom of Belgium
    18,275      7.500    07/29/08     573
                                  -------
 BRITISH POUND STERLING--17.6%
           Abbey National PLC
       825      6.000    08/10/99   1,317
           Lloyds Bank PLC
       800      7.375    03/11/04   1,289
           Treasury of Great
           Britain
     1,420      8.000    06/10/03   2,420
                                  -------
                                    5,026
                                  -------
 CANADIAN DOLLAR--6.7%
           Province of Ontario
     1,050      7.300    09/27/05     786
           Province of Quebec
     1,325     10.300    10/15/01   1,112
                                  -------
                                    1,898
                                  -------
 DANISH KRONE--6.0%
           Kingdom of Denmark
    10,100      8.000    03/15/06   1,718
                                  -------
 FRENCH FRANC--4.4%
           Electricite de
           France
     6,200      8.600    04/09/04   1,259
                                  -------
 GERMAN MARK--14.6%
           Federal Republic of
           Germany
     1,795      6.300    01/04/24     989
           LKB Global Bond
     1,500      6.000    05/10/99     915
           Republic of Austria
     1,670      8.000    01/30/02   1,104
           Republic of Finland
     1,920      5.500    02/09/01   1,162
                                  -------
                                    4,170
                                  -------
 ITALIAN LIRA--8.8%
           Republic of Italy
 4,000,000      8.500    04/01/04   2,514
                                  -------
 JAPANESE YEN--15.4%
           Asian Development
           Bank
    90,000      5.000    02/05/03     884
           European Bank for
           Reconstruction and
           Development
    95,000      5.900    11/26/99     904

           Description
-----------------------------------------
   Local
 Currency/
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
           International Bank
           for Reconstruction
           and Development
 100,000       4.500%    03/20/03 $   967
           Japan Development
           Bank
 160,000       6.500     09/20/01   1,630
                                  -------
                                    4,385
                                  -------
 NETHERLANDS GUILDER--5.4%
           Kingdom of the
           Netherlands
   2,615       8.500     03/15/01   1,546
                                  -------
 SPANISH PESETA--4.6%
           Kingdom of Spain
 120,000      11.300     01/15/02   1,014
  35,000      10.000     02/28/05     293
                                  -------
                                    1,307
                                  -------
 SWEDISH KRONA--4.0%
           Kingdom of Sweden
   7,400      10.300     05/05/03   1,137
                                  -------
 UNITED STATES DOLLAR--0.7%
           U.S. Treasury Bond
     200       7.100     02/15/23     203
-----------------------------------------
 TOTAL DEBT OBLIGATIONS (Cost
  $26,864)                        $27,104
-----------------------------------------
 SHORT-TERM INVESTMENT--2.6%
 United States Dollar
           Bank of Tokyo-
           Mitsubishi, Grand
           Cayman
 $   746       5.750%    06/02/97 $   746
-----------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $746)                     $   746
-----------------------------------------
 TOTAL INVESTMENTS--97.6%         $27,850
  (Cost $27,610)
-----------------------------------------
 Other assets, less liabili-
  ties--2.4%                          671
-----------------------------------------
 NET ASSETS--100.0%               $28,521
-----------------------------------------
-----------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
----------------------------------------------------
                            SHORT DURATION PORTFOLIO
 U.S. GOVERNMENT OBLIGATION--
  11.0%
           U.S. Treasury Note
  $ 5,000     5.875%     11/15/99 $ 4,948
----------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TION
  (Cost $5,009)                   $ 4,948
----------------------------------------------------
 FOREIGN CERTIFICATE OF DEPOS-
  IT--2.2%
           Sanwa Bank, New York
           Branch
  $ 1,000     5.630%     06/23/97 $ 1,000
----------------------------------------------------
 TOTAL FOREIGN CERTIFICATE OF
  DEPOSIT
  (Cost $1,000)                   $ 1,000
----------------------------------------------------
 COMMERCIAL PAPER--66.1%
 ASSET-BACKED SECURITIES--4.4%
           Kitty Hawk Funding
           Corp.
  $ 1,000     5.728%     06/20/97 $   997
           Variable Funding
           Capital
    1,000     5.611      06/10/97     998
                                  -------
                                    1,995
                                  -------
 BROKERAGE SERVICES--2.2%
           Morgan Stanley
           Group, Inc.
    1,000     5.621      06/30/97     995
                                  -------
 INDUSTRIAL MACHINES AND COM-
  PUTER EQUIPMENT--4.6%
           International
           Business Machines
           Corp.
      100     5.525      06/26/97      99
           John Deere Capital
           Corp.
    2,000     5.482      06/26/97   1,992
                                  -------
                                    2,091
                                  -------
 ELECTRONIC AND OTHER ELECTRICAL
  COMPONENTS--4.4%
           General Electric
           Capital Corp.
    2,000     5.506      06/30/97   1,991
                                  -------
 EXECUTIVE, LEGISLATIVE & GEN-
  ERAL GOVERNMENT--2.2%
           APEX Funding Corp.
    1,000     5.625      06/25/97     996
                                  -------
 GENERAL MERCHANDISE STORES--
  4.4%
           Sears Roebuck
           Acceptance Corp.
    2,000     5.506      06/30/97   1,991
                                  -------
 INSURANCE CARRIERS--8.4%
           New Center Asset
           Trust
    2,000     5.506      06/30/97   1,991
           NFC Asset Trust
    1,000     5.636      06/24/97     996
           Special Purpose
           Accounts Receivable
           Cooperative Corp.
      800     5.617      06/10/97     799
                                  -------
                                    3,786
                                  -------

           Description
------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
 NONDEPOSITORY BUSINESS CREDIT
  INSTITUTIONS--22.2%
           American Express
           Credit Co.
  $ 2,000     5.556%     06/30/97 $ 1,991
           American General
           Finance Corp.
    2,000     5.591      06/30/97   1,991
           Associates
           Corporation of North
           America
    2,000     5.519      06/30/97   1,991
           Beneficial Corp.
    2,000     5.516      06/30/97   1,991
           Household Finance
           Corp.
    2,000     5.476      06/30/97   1,991
                                  -------
                                    9,955
                                  -------
 REAL ESTATE--2.2%
           SRD Finance, Inc.
    1,000     5.631      06/26/97     996
                                  -------
 TRANSPORTATION--11.1%
           Chrysler Financial
           Corp.
    2,000     5.576      06/27/97   1,992
           Ford Credit Canada
           Ltd.
    1,000     5.655      06/10/97     998
           General Motors
           Acceptance Corp.
    2,000     5.536      06/30/97   1,991
                                  -------
                                    4,981
------------------------------------------
 TOTAL COMMERCIAL PAPER
  (Cost $29,777)                  $29,777
------------------------------------------
 SHORT-TERM INVESTMENT--1.0%
           Bank of Montreal,
           Canada
  $   462     5.688%     06/02/97 $   462
------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $462)                     $   462
------------------------------------------
 REPURCHASE AGREEMENT--22.2%
           Bear Stearns & Co.,
           Inc., Dated
           05/30/97, Repurchase
           Price $10,005 (U.S.
           Government
           Securities
           Collateralized)
  $10,000     5.700%     06/02/97 $10,000
------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (Cost $10,000)                  $10,000
------------------------------------------
 TOTAL INVESTMENTS--102.5%
  (Cost $46,248)                  $46,187
------------------------------------------
 Liabilities, less other as-
  sets--(2.5)%                     (1,138)
------------------------------------------
 NET ASSETS--100.0%               $45,049
------------------------------------------
------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands)
(Unaudited)

           Description
--------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
--------------------------------------------------------
                       SHORT-INTERMEDIATE BOND PORTFOLIO
 ASSET-BACKED SECURITIES--9.0%
 AUTOMOTIVE--9.0%
           Olympic Automobile
           Receivables Trust
 $ 2,931   5.950%      11/15/99   $  2,937
   2,062   7.875       07/15/01      2,099
           Olympic Automobile
           Receivables Trust,
           Interest Only
           Stripped Security*
      --   --        01/15/99          925
           Premier Auto Trust
   1,177   4.750     02/02/00        1,174
           Western Financial
           Automobile Loan
           Trust
           Series: 1992, Class
           3
     192   4.700     01/01/98          192
           Series: 1994-4,
           Class A-1
   1,083   7.100     01/01/00        1,088
           Series: 1997-A,
           Class A-3
   5,800   6.500     09/20/01        5,797
--------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $14,693)                  $ 14,212
--------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  17.6%
           Donaldson, Lufkin &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Series: 1994-Q8,
           Class 2-A1
 $ 2,091   7.250%    05/25/24     $  2,078
           Financial Asset
           Securitization,
           Inc.,
           Series: 1997-NAMC,
           Class FXA-3
   6,074   7.350     04/25/27        6,083
           GE Capital Mortgage
           Services, Inc.,
           Series: 1994-15,
           Class A-16
   8,299   6.000     04/25/09        7,841
           PNC Mortgage
           Securities Corp.,
           Series: 1996-PR1,
           Class A
   2,932   8.150     04/28/27        2,971
           Prudential Home
           Mortgage Securities
           Co.,
           Series: 94-1, Class
           A
   9,143   6.000     02/25/09        8,869
--------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $28,040)      $ 27,842
--------------------------------------------------------
 CORPORATE OBLIGATIONS--10.2%
 BROKERAGE SERVICES--7.1%
           Donaldson, Lufkin &
           Jenrette, Inc.
           Medium Term Note
 $ 6,500   5.625%    02/15/16     $  6,227
           Salomon Brothers,
           Inc. Medium Term
           Notes
   3,000   5.500     01/31/98        2,984
   2,000   5.700     02/11/98        1,991
                                  --------
                                    11,202
                                  --------
 ELECTRICAL UTILITY--3.1%
           Tenaga Nasional
           Berhad
   4,800   7.200     04/29/07        4,852
--------------------------------------------------------
 TOTAL CORPORATE OBLIGATIONS
  (Cost $16,272)                  $ 16,054
--------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--7.8%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  7.8%
 FEDERAL HOME LOAN MORTGAGE AS-
  SOCIATION REMIC TRUST PRINCI-
  PAL ONLY STRIPPED SECURITY*--
  2.7%
           Series: 1571, Class
           BA
 $ 4,490   --%         04/15/19   $  4,215
                                  --------

           Description
-------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  REMIC TRUST--3.6%
           Series: 1996-M4,
           Class A
  $ 5,652  7.750%      03/17/17 $  5,709
                                --------
 FEDERAL NATIONAL MORTGAGE ASSO-
  CIATION REMIC TRUST PRINCIPAL
  ONLY STRIPPED SECURITIES*--
  1.5%
           Series: 1993-161,
           Class B
      910  --          10/25/18      868
           Series: 1994-9,
           Class G
    1,623  --          11/25/23    1,532
                                --------
                                   2,400
-------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $11,156)                $ 12,324
-------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  48.6%
 U.S. TREASURY NOTES--48.6%
 $  4,000    5.375%      05/31/98 $  3,981
    2,000    5.125       11/30/98    1,974
   23,525    6.750       05/31/99   23,760
   13,675    6.875       08/31/99   13,848
   11,900    7.750       01/31/00   12,305
    4,000    5.500       12/31/00    3,883
    4,890    6.625       06/30/01    4,915
   12,000    6.625       07/31/01   12,064
-------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $77,003)                  $ 76,730
-------------------------------------------
 SHORT-TERM INVESTMENT--9.2%
           Bank of Tokyo-
           Mitsubishi, Grand
           Cayman
   $14,515   5.750%      06/02/97 $ 14,515
-------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $14,515)                  $ 14,515
-------------------------------------------
 TOTAL INVESTMENTS--102.4%
  (Cost $161,679)                 $161,677
-------------------------------------------
 Liabilities, less other as-
  sets--(2.4)%                      (3,756)
-------------------------------------------
 NET ASSETS--100.0%               $157,921
-------------------------------------------
-------------------------------------------

*At May 31, 1997, effective yields on these Interest Only and Principal Only stripped securities ranged from approximately 5.00% to 7.00%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
----------------------------------------------------------
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
 U.S. GOVERNMENT AGENCIES--33.6%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  26.6%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--
  3.1%
           Series: 1296, Class
           H
 $ 1,781     11.956%     07/15/99 $  1,911
           Series: 1520, Class
           F
     672     5.650       09/15/04      666
                                  --------
                                     2,577
                                  --------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  REMIC TRUST--23.5%
           Series: 1991-127,
           Class S
   2,590     11.979      09/25/98    2,716
           Series: 1997-M1,
           Class A
   3,343     6.783       01/17/03    3,342
           Series: 1993-085,
           Class PD
   4,191     5.500       07/25/03    4,163
           Series: 1993-133,
           Class EZ
   3,734     5.850       02/25/17    3,658
           Series: 1996-M4,
           Class A
   3,768     7.750       03/17/17    3,806
           Series: 1992-200,
           Class E
   1,000     6.250       06/25/17      997
           Series: 1998-14,
           Class 14-F
     246     9.200       12/25/17      253
           Series: 1992-20,
           Class IO,
           Interest Only
           Stripped Security*
      --       --        03/25/27      727
                                  --------
                                    19,662
                                  --------
 MORTGAGE-BACKED SECURITIES--4.6%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--
  0.6%
 $   493     7.722%      11/01/24 $    506
                                  --------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--
  4.0%
   3,139     7.776       01/01/31    3,304
                                  --------
                                     3,810
                                  --------
 AGENCY OBLIGATIONS--2.4%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--
  0.6%
 $   500     7.130%      06/30/05 $    490
                                  --------
 TENNESSEE VALLEY AUTHORITY NOTE--1.8%
   1,500     6.235       07/15/45    1,484
                                  --------
                                     1,974
----------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $27,976)                  $ 28,023
----------------------------------------------------------

           Description
-------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--76.4%
 U.S. TREASURY NOTES
 $ 7,000     5.500%      11/15/98 $  6,946
   9,000     6.750       05/31/99    9,090
  12,000     7.750       01/31/00   12,409
  25,000     6.125       07/31/00   24,820
     715     6.625       06/30/01      719
   9,840     6.625       07/31/01    9,892
-------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $64,244)                  $ 63,876
-------------------------------------------
 SHORT-TERM INVESTMENT--3.6%
           Federal Home Loan
           Bank Discount Note
 $ 2,995     5.400%      06/02/97 $  2,995
-------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $2,995)                   $  2,995
-------------------------------------------
 TOTAL INVESTMENTS--113.6%
  (Cost $95,215)                  $ 94,894
-------------------------------------------
 Liabilities, less other as-
  sets--(13.6)%                    (11,328)
-------------------------------------------
 NET ASSETS--100.0%               $ 83,566
-------------------------------------------

*At May 31, 1997, the effective yield on this Interest Only stripped security was 7.00%.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands)
(Unaudited)

           Description
------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------
                         U.S. TREASURY INDEX PORTFOLIO
 U.S. GOVERNMENT OBLIGATIONS--
  95.0%
 U.S. TREASURY NOTES--66.6%
 $1,115       9.250%     08/15/98 $ 1,157
  6,100       5.000      01/31/99   5,994
  1,400       5.250      02/28/99   1,385
    850       7.875      11/15/99     880
  3,800       7.750      01/13/00   3,929
  2,100       6.500      05/31/01   2,103
  4,000       6.250      02/15/03   3,945
  1,000       6.250      02/15/07     973
                                  -------
                                   20,366
                                  -------
 U.S. TREASURY BONDS--28.4%
    435      13.875      05/15/11     640
    660      14.000      11/15/11     989
    490      13.250      05/15/14     742
  1,250       7.250      05/15/16   1,286
    900       8.125      05/15/21   1,015
  1,700       6.250      08/15/23   1,549
  2,500       6.875      08/15/25   2,469
                                  -------
                                    8,690
------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $29,184)                  $29,056
------------------------------------------------------
 SHORT-TERM INVESTMENT--3.6%
           Federal Home Loan
           Bank Discount Note
 $1,095      5.400%      06/02/97 $ 1,095
------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $1,095)                   $ 1,095
------------------------------------------------------
 TOTAL INVESTMENTS--98.6%
  (Cost $30,279)                  $30,151
------------------------------------------------------
 Other assets, less liabili-
  ties--1.4%                          445
------------------------------------------------------
 NET ASSETS--100.0%               $30,596
------------------------------------------------------
------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 1997
(All amounts in thousands, except net asset value per unit)
(Unaudited)

                                                               Short-       U.S.      U.S.
                                    International   Short   Intermediate Government Treasury
                            Bond        Bond      Duration      Bond     Securities   Index
                          Portfolio   Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
---------------------------------------------------------------------------------------------
ASSETS:
Investments in securi-
ties, at cost             $469,673     $27,610     $36,248    $161,679    $95,215    $30,279
Repurchase agreement, at
cost                            --          --      10,000          --         --         --
---------------------------------------------------------------------------------------------
Investments in securi-
ties, at value            $471,035     $27,850     $36,187    $161,677    $94,894    $30,151
Repurchase agreement, at
value                           --          --      10,000          --         --         --
Cash and foreign curren-
cies                         1,095          22          --         848        308          4
Unrealized appreciation
on forward foreign cur-
rency contracts                 --          25          --          --         --         --
Receivables:
 Interest                    6,332         607          18       1,642      1,281        444
 Fund units sold               199          --           1         200         --         --
 Investment securities
  sold                          --          --          --          --         19         --
 Foreign tax reclaims           --          17          --          --         --         --
 Administrator                  11          --           7           8          6          6
Deferred organization
costs, net                       8          29          19           8         11          8
Other assets                     6           9           4           1          2          1
---------------------------------------------------------------------------------------------
TOTAL ASSETS               478,686      28,559      46,236     164,384     96,521     30,614
---------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Investment securities
  purchased                  9,997          --          --       5,798         --         --
 Fund units redeemed         2,818          --       1,138         600     12,913         --
 Distributions to
  unitholders                   --          --          28          --         --         --
Accrued expenses:
 Advisory fees                  99          17           6          33         21          4
 Administration fees            39           4           4          13          8          3
 Transfer agent fees             8          --          --           1          1         --
 Custodian fees                  3           7           4           4          2          2
Other liabilities               33          10           7          14         10          9
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES           12,997          38       1,187       6,463     12,955         18
---------------------------------------------------------------------------------------------
NET ASSETS                $465,689     $28,521     $45,049    $157,921    $83,566    $30,596
---------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital           $463,078     $28,096     $45,654    $157,909    $84,182    $31,677
Accumulated undistrib-
uted net investment in-
come                           318         320          35         171        122         43
Accumulated net realized
 gains (losses) on in-
 vestments, forward for-
 eign currency contracts
 and foreign currency
 transactions                  931        (159)       (579)       (157)      (417)      (996)
Net unrealized
 appreciation
 (depreciation) on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions       1,362         265         (61)        (2)       (321)      (128)
Net unrealized losses on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --         (1)          --          --         --         --
---------------------------------------------------------------------------------------------
NET ASSETS                $465,689     $28,521     $45,049    $157,921    $83,566    $30,596
---------------------------------------------------------------------------------------------
Total units outstanding
(no par value), unlim-
ited units authorized
 Class A                    20,069       1,401       4,515       7,753      4,008      1,454
 Class C                     2,726          --          --          --        186         --
 Class D                         8           3          --          23         15         69
---------------------------------------------------------------------------------------------
Net asset value, offer-
ing and redemption price
per unit
 Class A                  $  20.42     $ 20.32     $  9.98    $  20.31    $ 19.85    $ 20.09
 Class C                  $  20.42          --          --          --    $ 19.85         --
 Class D                  $  20.40     $ 20.28          --    $  20.26    $ 19.81    $ 20.05
---------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 1997
(All amounts in thousands)
(Unaudited)

                                                               Short-       U.S.      U.S.
                                    International   Short   Intermediate Government Treasury
                            Bond        Bond      Duration      Bond     Securities   Index
                          Portfolio   Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
---------------------------------------------------------------------------------------------
INTEREST INCOME:           $13,260     $   985(a)  $1,355      $5,276      $2,677     $885
---------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees     1,184         134         98         453         260       57
Administration fees            292          33         55         148          96       32
Transfer agent fees             30           2         --           8           6        2
Custodian fees                  24          34         19          15          11       11
Registration fees               23          11          7          14          14       12
Unitholder servicing
 fees                           17          --         --           1           3        1
Professional fees                9           2          2           4           2        2
Amortization of deferred
 organization costs              7           8         10           7           7        7
Trustee fees and ex-
 penses                          5           1          1           2           1        1
Other                            8           6          3           3           3        3
---------------------------------------------------------------------------------------------
TOTAL EXPENSES               1,599         231        195         655         403      128
Less voluntary waivers
 of:
 Investment advisory
  fees                        (691)        (30)       (61)       (264)       (152)     (36)
 Administration fees           (95)        (19)        --         (73)        (53)     (18)
Less: Expenses reimburs-
 able by Administrator         (74)        (38)       (73)        (46)        (37)     (35)
---------------------------------------------------------------------------------------------
Net expenses                   739         144         61         272         161       39
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       12,521         841      1,294       5,004       2,516      846
Net realized gains
 (losses) on:
 Investment transactions     3,370         112          3        (392)       (110)       3
 Foreign currency trans-
  actions                       --        (279)        --          --          --       --
Net change in unrealized
 appreciation
 (depreciation) on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions      (8,873)     (2,343)       (44)     (2,169)       (670)    (685)
Net change in unrealized
 gains on translation of
 other assets and
 liabilities denominated
 in foreign currencies          --           4         --          --          --       --
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS           $ 7,018     $(1,665)    $1,253      $2,443      $1,736     $164
---------------------------------------------------------------------------------------------

(a)Net of $19 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended May 31, 1997 (Unaudited) and the Year Ended November 30, 1996
(All amounts in thousands)

                               Bond           International    Short Duration
                             Portfolio       Bond Portfolio       Portfolio
                         ------------------  ----------------  ----------------
                           1997      1996     1997     1996     1997     1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS FROM OPERA-
 TIONS:
 Net investment income   $ 12,521  $ 21,225  $   841  $ 1,892  $ 1,294  $ 2,571
 Net realized gains
  (losses) on
  investments, forward
  foreign currency
  contracts and foreign
  currency transactions     3,370     2,094     (167)     976        3       29
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments, forward
  foreign currency
  contracts and foreign
  currency transactions    (8,873)   (3,905)  (2,343)      20      (44)      --
 Net change in
  unrealized gains on
  translations of other
  assets and liabili-
  ties denominated in
  foreign currencies           --        --        4        6       --       --
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets result-
 ing from operations        7,018    19,414   (1,665)   2,894    1,253    2,600
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 A UNITHOLDERS FROM:
 Net investment income    (11,517)  (20,213)    (551)  (2,300)  (1,294)  (2,571)
 Net realized gains            --        --     (520)      --       --       --
 Return of capital             --      (556)      --       --       --       --
--------------------------------------------------------------------------------
Total distributions to
 Class A unitholders      (11,517)  (20,769)  (1,071)  (2,300)  (1,294)  (2,571)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 C UNITHOLDERS FROM:
 Net investment income       (679)     (264)      --       --       --       --
 Return of capital             --        (7)      --       --       --       --
--------------------------------------------------------------------------------
Total distributions to
 Class C unitholders         (679)     (271)      --       --       --       --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 D UNITHOLDERS FROM:
 Net investment income         (7)       (8)      (1)      (1)      --       --
 Net realized gains            --        --       (1)      --       --       --
 Return of capital             --        (1)      --       --       --       --
--------------------------------------------------------------------------------
Total distributions to
 Class D unitholders           (7)       (9)      (2)      (1)      --       --
--------------------------------------------------------------------------------
CLASS A UNIT TRANSAC-
 TIONS:
 Proceeds from the sale
  of units                 86,524   143,593      748    5,918   27,070   64,087
 Reinvested distribu-
  tions                    10,439    18,565      874    1,747    1,269    2,425
 Cost of units redeemed   (48,338)  (79,885)  (4,609)  (6,747) (25,062) (70,201)
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from Class A
 unit transactions         48,625    82,273   (2,987)     918    3,277   (3,689)
--------------------------------------------------------------------------------
CLASS C UNIT TRANSAC-
 TIONS:
 Proceeds from the sale
  of units                 51,632     4,311       --       --       --       --
 Reinvested distribu-
  tions                       679       271       --       --       --       --
 Cost of units redeemed    (4,423)   (1,032)      --       --       --       --
--------------------------------------------------------------------------------
Net increase in net as-
 sets resulting from
 Class C unit transac-
 tions                     47,888     3,550       --       --       --       --
--------------------------------------------------------------------------------
CLASS D UNIT TRANSAC-
 TIONS:
 Proceeds from the sale
  of units                     67       127        9       41       --       --
 Reinvested distribu-
  tions                         6         9        2        1       --       --
 Cost of units redeemed      (124)      (37)      --       --       --       --
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from Class D
 unit transactions            (51)       99       11       42       --       --
--------------------------------------------------------------------------------
Net increase (decrease)    91,277    84,287   (5,714)   1,553    3,236   (3,660)
Net assets--beginning
 of period                374,412   290,125   34,235   32,682   41,813   45,473
--------------------------------------------------------------------------------
NET ASSETS--END OF PE-
 RIOD                    $465,689  $374,412  $28,521  $34,235  $45,049  $41,813
--------------------------------------------------------------------------------
ACCUMULATED UNDISTRIB-
 UTED NET INVESTMENT
 INCOME                  $    318  $     --  $   320  $    31  $    35  $    35
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS--CONTINUED
For the Six Months Ended May 31, 1997 (Unaudited) and the Year Ended November 30, 1996
(All amounts in thousands)

                              Short-
                           Intermediate         U.S. Government       U.S. Treasury
                          Bond Portfolio     Securities Portfolio    Index Portfolio
                         ------------------  ----------------------  ----------------
                           1997      1996       1997        1996      1997     1996
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS FROM OPERA-
 TIONS:
 Net investment income   $  5,004  $  9,828  $    2,516  $    4,572  $   846  $ 1,035
 Net realized gains
  (losses) on invest-
  ments                      (392)      392        (110)        (58)       3       91
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments              (2,169)   (1,308)       (670)       (201)    (685)    (239)
--------------------------------------------------------------------------------------
Net increase in net as-
 sets resulting from
 operations                 2,443     8,912       1,736       4,313      164      887
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 A UNITHOLDERS FROM:
 Net investment income     (4,865)   (9,596)     (2,365)     (4,393)    (798)  (1,005)
 Net realized gains          (414)       --          --          --       --       --
--------------------------------------------------------------------------------------
Total distributions to
 Class A unitholders       (5,279)   (9,596)     (2,365)     (4,393)    (798)  (1,005)
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 C UNITHOLDERS FROM:
 Net investment income         --        --         (97)       (159)      --       --
--------------------------------------------------------------------------------------
Total distributions to
 Class C unitholders           --        --         (97)       (159)      --       --
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 D UNITHOLDERS FROM:
 Net investment income        (13)       (3)         (7)         (9)     (30)     (26)
 Net realized gains            (1)       --          --          --       --       --
--------------------------------------------------------------------------------------
Total distributions to
 Class D unitholders          (14)       (3)         (7)         (9)     (30)     (26)
--------------------------------------------------------------------------------------
CLASS A UNIT TRANSAC-
 TIONS:
 Proceeds from the sale
  of units                 41,577    69,730      39,434     104,606    4,407   13,176
 Reinvested distribu-
  tions                     4,692     8,697       2,232       4,198      682      746
 Cost of units redeemed   (39,639)  (82,742)    (53,746)    (72,555)  (1,513)  (5,169)
--------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from Class A
 unit transactions          6,630    (4,315)    (12,080)     36,249    3,576    8,753
--------------------------------------------------------------------------------------
CLASS C UNIT TRANSAC-
 TIONS:
 Proceeds from the sale
  of units                     --        --         806       4,695       --       --
 Reinvested distribu-
  tions                        --        --          97         159       --       --
 Cost of units redeemed        --        --        (712)     (1,298)      --       --
--------------------------------------------------------------------------------------
Net increase in net as-
 sets resulting from
 Class C unit transac-
 tions                         --        --         191       3,556       --       --
--------------------------------------------------------------------------------------
CLASS D UNIT TRANSAC-
 TIONS:
 Proceeds from the sale
  of units                    138       328          94         210      839      592
 Reinvested distribu-
  tions                         9         3           3           8       18       26
 Cost of units redeemed       (24)       (2)        (20)        (60)    (294)     (66)
--------------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 Class D unit
 transactions                 123       329          77         158      563      552
--------------------------------------------------------------------------------------
Net increase (decrease)     3,903    (4,673)    (12,545)     39,715    3,475    9,161
Net assets--beginning
 of period                154,018   158,691      96,111      56,396   27,121   17,960
--------------------------------------------------------------------------------------
NET ASSETS--END OF PE-
 RIOD                    $157,921  $154,018  $   83,566  $   96,111  $30,596  $27,121
--------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIB-
 UTED NET INVESTMENT
 INCOME                  $    171  $     45  $      122  $       75  $    43  $    25
--------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
BOND PORTFOLIO

                                                Class A
                              -------------------------------------------------
                                1997      1996      1995      1994     1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                    $  20.77  $  20.96  $  18.29  $  20.70   $  20.00
Income from investment
 operations:
 Net investment income            0.64      1.29      1.17      1.42       1.42
 Net realized and unrealized
  gain (loss)                    (0.36)    (0.19)     2.66     (2.21)      0.66
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations            0.28      1.10      3.83     (0.79)      2.08
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income           (0.63)    (1.26)    (1.14)    (1.46)     (1.38)
 Net realized gain                  --        --        --     (0.15)        --
 Return of capital                  --     (0.03)    (0.02)    (0.01)        --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                     (0.63)    (1.29)    (1.16)    (1.62)     (1.38)
--------------------------------------------------------------------------------
Net increase (decrease)          (0.35)    (0.19)     2.67     (2.41)      0.70
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                       $  20.42  $  20.77  $  20.96  $  18.29   $  20.70
--------------------------------------------------------------------------------
Total return (b)                  1.38%     5.57%    21.55%    (4.04)%    10.60%
Ratio to average net assets
 of (c):
 Expenses, net of waivers
  and reimbursements              0.36%     0.36%     0.36%     0.36%      0.36%
 Expenses, before waivers
  and reimbursements              0.81%     0.84%     0.84%     0.87%      0.92%
 Net investment income, net
  of waivers and
  reimbursements                  6.45%     6.39%     5.94%     7.31%      7.84%
 Net investment income, be-
  fore waivers and
  reimbursements                  6.00%     5.91%     5.46%     6.80%      7.28%
Portfolio turnover rate          59.12%   101.38%    74.19%   103.09%     89.06%
Net assets at end of period
 (in thousands)               $409,859  $366,850  $286,301  $257,391   $245,112
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
BOND PORTFOLIO--CONTINUED

                                  Class C                       Class D
                          -------------------------- ---------------------------------
                           1997     1996    1995 (a)  1997    1996     1995   1994 (b)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 20.78  $ 20.96   $20.21  $20.76  $ 20.94  $18.29   $18.74
Income from investment
 operations:
 Net investment income       0.59     1.25     0.47    0.63     1.22    1.08     0.28
 Net realized and
  unrealized gain (loss)    (0.34)   (0.18)    0.74   (0.40)   (0.18)   2.66    (0.45)
---------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       0.25     1.07     1.21    0.23     1.04    3.74    (0.17)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.61)   (1.22)   (0.45)  (0.59)   (1.19)  (1.09)   (0.28)
 Return of capital             --    (0.03)   (0.01)     --    (0.03)     --       --
---------------------------------------------------------------------------------------
Total distributions to
 unitholders                (0.61)   (1.25)   (0.46)  (0.59)   (1.22)  (1.09)   (0.28)
---------------------------------------------------------------------------------------
Net increase (decrease)     (0.36)   (0.18)    0.75   (0.36)   (0.18)   2.65    (0.45)
---------------------------------------------------------------------------------------
Net asset value, end of
 period                   $ 20.42  $ 20.78   $20.96  $20.40  $ 20.76  $20.94   $18.29
---------------------------------------------------------------------------------------
Total return (c)             1.24%    5.33%    6.08%   1.19%    5.17%  21.06%   (0.94)%
Ratio to average net as-
 sets of (d):
 Expenses, net of
  waivers and
  reimbursements             0.60%    0.60%    0.60%   0.75%    0.75%   0.75%    0.75%
 Expenses, before
  waivers and
  reimbursements             1.05%    1.08%    1.08%   1.20%    1.23%   1.23%    1.26%
 Net investment income,
  net of waivers and
  reimbursements             5.75%    6.09%    5.59%   6.01%    5.99%   5.48%    6.31%
 Net investment income,
  before waivers and
  reimbursements             5.30%    5.61%    5.11%   5.56%    5.51%   5.00%    5.80%
Portfolio turnover rate     59.12%  101.38%   74.19%  59.12%  101.38%  74.19%  103.09%
Net assets at end of pe-
 riod (in thousands)      $55,664  $ 7,342   $3,704  $  166  $   220  $  120   $   15
---------------------------------------------------------------------------------------

(a) Class C units were issued on July 3, 1995.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
INTERNATIONAL BOND PORTFOLIO

                                       Class A                          Class D
                          -------------------------------------  -------------------------
                            1997      1996     1995    1994 (a)   1997     1996   1995 (b)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD            $ 22.16   $ 21.74  $ 19.93  $ 20.00   $22.14   $21.74   $22.17
Income from investment
 operations:
 Net investment income        0.60      1.54     1.26     0.79     0.47     1.37     0.02
 Net realized and
  unrealized gain (loss)     (1.71)     0.43     2.28     0.01    (1.61)    0.51    (0.08)
-------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       (1.11)     1.97     3.54     0.80    (1.14)    1.88    (0.06)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income
  (c)                        (0.39)    (1.55)   (1.73)   (0.87)   (0.38)   (1.48)   (0.37)
 Net realized gain           (0.34)       --       --       --    (0.34)      --       --
-------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.73)    (1.55)   (1.73)   (0.87)   (0.72)   (1.48)   (0.37)
-------------------------------------------------------------------------------------------
Net increase (decrease)      (1.84)     0.42     1.81    (0.07)   (1.86)    0.40    (0.43)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                    $ 20.32   $ 22.16  $ 21.74  $ 19.93   $20.28   $22.14   $21.74
-------------------------------------------------------------------------------------------
Total return (d)             (5.10)%    9.47%   18.20%    4.03%   (5.29)%   9.04%   (0.30)%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements      0.96%     0.96%    0.96%    0.96%    1.35%    1.35%    1.35%
 Expenses, before waiv-
  ers and reimbursements      1.56%     1.58%    1.47%    1.49%    1.95%    1.97%    1.86%
 Net investment income,
  net of waivers and re-
  imbursements                5.64%     5.91%    5.92%    5.93%    5.04%    5.67%    3.26%
 Net investment income,
  before waivers and re-
  imbursements                5.04%     5.29%    5.41%    5.40%    4.44%    5.05%    2.75%
Portfolio turnover rate      12.78%    33.89%   54.46%   88.65%   12.78%   33.89%   54.46%
Net assets at end of pe-
 riod (in thousands)       $28,464   $34,183  $32,673  $26,947   $   57   $   52   $    9
-------------------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 20, 1995.
(c) Distributions to unitholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.



See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
SHORT DURATION PORTFOLIO

                                                 Class A
                                ----------------------------------------------
                                 1997     1996      1995      1994    1993 (a)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $  9.99  $  9.99   $  9.97   $ 10.03  $  10.00
Income from investment opera-
 tions:
 Net investment income             0.26     0.53      0.59      0.40      0.14
 Net realized and unrealized
  gain (loss)                     (0.01)      --      0.01     (0.05)     0.03
-------------------------------------------------------------------------------
Total income from investment
 operations                        0.25     0.53      0.60      0.35      0.17
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income            (0.26)   (0.53)    (0.58)    (0.40)    (0.14)
 Net realized gain                   --       --        --     (0.01)       --
-------------------------------------------------------------------------------
Total distributions to
 unitholders                      (0.26)   (0.53)    (0.58)    (0.41)    (0.14)
-------------------------------------------------------------------------------
Net increase (decrease)           (0.01)      --      0.02     (0.06)     0.03
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  9.98  $  9.99   $  9.99   $  9.97  $  10.03
-------------------------------------------------------------------------------
Total return (b)                   2.59%    5.45%     6.14%     3.64%     1.73%
Ratio to average net assets of
 (c):
 Expenses, net of waivers and
  reimbursements                   0.25%    0.25%     0.25%     0.25%     0.32%
 Expenses, before waivers and
  reimbursements                   0.80%    0.81%     0.80%     0.77%     0.50%
 Net investment income, net of
  waivers and reimbursements       5.31%    5.30%     5.80%     3.93%     3.00%
 Net investment income, before
  waivers and reimbursements       4.76%    4.74%     5.25%     3.41%     2.82%
Portfolio turnover rate           35.09%  828.58% 1,272.21% 1,364.00%   434.32%
Net assets at end of period
 (in thousands)                 $45,049  $41,813   $45,473   $89,803  $186,765
-------------------------------------------------------------------------------

(a) Commenced investment operations on June 2, 1993.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
SHORT-INTERMEDIATE BOND PORTFOLIO

                                            Class A                                   Class D
                          -----------------------------------------------  --------------------------------
                            1997      1996      1995     1994    1993 (a)   1997    1996    1995   1994 (b)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  20.70  $  20.73  $  19.53  $ 20.33  $  20.00  $20.66  $20.71  $19.53   $19.82
Income from investment
 operations:
 Net investment income        0.67      1.14      1.02     0.97      0.85    0.63    1.07    0.94     0.23
 Net realized and
  unrealized gain (loss)     (0.36)    (0.01)     1.19    (0.80)     0.31   (0.36)  (0.02)   1.18    (0.29)
------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        0.31      1.13      2.21     0.17      1.16    0.27    1.05    2.12    (0.06)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.65)    (1.16)    (1.01)   (0.97)    (0.83)  (0.62)  (1.10)  (0.94)   (0.23)
 Net realized gain           (0.05)       --        --       --        --   (0.05)     --      --       --
------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.70)    (1.16)    (1.01)   (0.97)    (0.83)  (0.67)  (1.10)  (0.94)   (0.23)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.39)    (0.03)     1.20    (0.80)     0.33   (0.40)  (0.05)   1.18    (0.29)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  20.31  $  20.70  $  20.73  $ 19.53  $  20.33  $20.26  $20.66  $20.71   $19.53
------------------------------------------------------------------------------------------------------------
Total return (c)              1.57%     5.68%    11.58%    0.84%     5.90%   1.37%   5.22%  11.09%   (0.30)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      0.36%     0.36%     0.36%    0.36%     0.36%   0.75%   0.75%   0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements      0.87%     0.88%     0.91%    0.95%     1.00%   1.26%   1.27%   1.30%    1.34%
 Net investment income,
  net of waivers and
  reimbursements              6.63%     5.83%     5.14%    4.84%     4.79%   6.24%   4.96%   4.85%    4.42%
 Net investment income,
  before waivers and
  reimbursements              6.12%     5.31%     4.59%    4.25%     4.15%   5.73%   4.44%   4.30%    3.83%
Portfolio turnover rate      36.24%    47.68%    54.68%   48.67%    19.48%  36.24%  47.68%  54.68%   48.67%
Net assets at end of pe-
 riod (in thousands)      $157,461  $153,675  $158,678  $96,209  $107,550  $  460  $  343  $   13   $    1
------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                   Class A
                                   ---------------------------------------------
                                    1997     1996     1995     1994     1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PE-
 RIOD                              $ 20.07  $ 20.08  $ 19.05  $ 20.07   $ 20.00
Income from investment
 operations:
 Net investment income                0.58     1.02     1.05     0.91      0.55
 Net realized and unrealized gain
  (loss)                             (0.23)   (0.01)    1.02    (1.02)     0.05
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations                0.35     1.01     2.07    (0.11)     0.60
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income               (0.57)   (1.02)   (1.04)   (0.91)    (0.53)
--------------------------------------------------------------------------------
Total distributions to
 unitholders                         (0.57)   (1.02)   (1.04)   (0.91)    (0.53)
--------------------------------------------------------------------------------
Net increase (decrease)              (0.22)   (0.01)    1.03    (1.02)     0.07
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $ 19.85  $ 20.07  $ 20.08  $ 19.05   $ 20.07
--------------------------------------------------------------------------------
Total return (d)                      1.82%    5.15%   11.18%   (0.57)%    3.00%
Ratio to average net assets
 of (e):
 Expenses, net of waivers and re-
  imbursements                        0.36%    0.36%    0.36%    0.36%     0.43%
 Expenses, before waivers and
  reimbursements                      0.92%    0.94%    1.09%    1.12%     1.18%
 Net investment income, net of
  waivers and reimbursements          5.83%    5.22%    5.43%    4.62%     4.18%
 Net investment income, before
  waivers and reimbursements          5.27%    4.64%    4.70%    3.86%     3.43%
Portfolio turnover rate              68.48%  119.75%  141.14%   45.55%    20.59%
Net assets at end of period (in
 thousands)                        $79,575  $92,351  $56,329  $25,293   $32,479
--------------------------------------------------------------------------------

(a)Commenced investment operations on April 5, 1993.
(b)Class C units were issued on December 29, 1995.
(c)Class D units were issued on September 15, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e)Annualized for periods less than a full year.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                Class C                  Class D
                                            ----------------  --------------------------------
                                             1997   1996 (b)   1997    1996     1995  1994 (c)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $20.14    $20.13  $20.03  $20.04  $19.05    $19.43
Income from investment operations:
 Net investment income                        0.55      0.91    0.53    0.96    0.96      0.22
 Net realized and unrealized gain (loss)     (0.29)    (0.12)  (0.22)  (0.03)   1.00     (0.38)
------------------------------------------------------------------------------------------------
Total income (loss) from investment
 operations                                   0.26      0.79    0.31    0.93    1.96     (0.16)
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                       (0.55)    (0.86)  (0.53)  (0.94)  (0.97)    (0.22)
------------------------------------------------------------------------------------------------
Total distributions to unitholders           (0.55)    (0.86)  (0.53)  (0.94)  (0.97)    (0.22)
------------------------------------------------------------------------------------------------
Net increase (decrease)                      (0.29)    (0.07)  (0.22)  (0.01)   0.99     (0.38)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $19.85    $20.06  $19.81  $20.03  $20.04    $19.05
------------------------------------------------------------------------------------------------
Total return (d)                              1.72%     4.05%   1.63%   4.77%  10.66%    (0.90)%
Ratio to average net assets of (e):
 Expenses, net of waivers and
  reimbursements                              0.60%     0.60%   0.75%   0.75%   0.75%     0.75%
 Expenses, before waivers and
  reimbursements                              1.16%     1.18%   1.31%   1.33%   1.48%     1.51%
 Net investment income, net of waivers and
  reimbursements                              5.59%     4.97%   5.44%   4.83%   5.08%     4.65%
 Net investment income, before waivers and
  reimbursements                              5.03%     4.39%   4.88%   4.25%   4.35%     3.89%
Portfolio turnover rate                      68.48%   119.75%  68.48% 119.75% 141.14%    45.55%
Net assets at end of period (in thousands)  $3,692    $3,535  $  299  $  225  $   67    $   13
------------------------------------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
U.S. TREASURY INDEX PORTFOLIO

                                          Class A                                   Class D
                          ---------------------------------------------  --------------------------------
                           1997     1996     1995     1994     1993 (a)   1997    1996    1995   1994 (b)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 20.60  $ 20.78  $ 18.77  $ 21.05   $ 20.00   $20.57  $20.75  $18.77   $18.80
Income from investment
 operations:
 Net investment income       0.59     1.19     1.11     1.15      0.95     0.55    1.17    1.00     0.09
 Net realized and
  unrealized gain (loss)    (0.52)   (0.18)    2.01    (1.93)     1.02    (0.52)  (0.24)   2.03    (0.03)
---------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       0.07     1.01     3.12    (0.78)     1.97     0.03    0.93    3.03     0.06
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.58)   (1.19)   (1.11)   (1.14)    (0.92)   (0.55)  (1.11)  (1.05)   (0.09)
 Net realized gain             --       --       --    (0.36)       --       --      --      --       --
---------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                (0.58)   (1.19)   (1.11)   (1.50)    (0.92)   (0.55)  (1.11)  (1.05)   (0.09)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)     (0.51)   (0.18)    2.01    (2.28)     1.05    (0.52)  (0.18)   1.98    (0.03)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 20.09  $ 20.60  $ 20.78  $ 18.77   $ 21.05   $20.05  $20.57  $20.75   $18.77
---------------------------------------------------------------------------------------------------------
Total return (c)             0.40%    5.10%   16.95%   (3.80)%    9.94%    0.21%   4.72%  16.43%    0.37%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements     0.26%    0.26%    0.26%    0.26%     0.26%    0.65%   0.65%   0.65%    0.65%
 Expenses, before waiv-
  ers and reimbursements     0.88%    1.04%    0.89%    0.79%     0.83%    1.27%   1.43%   1.28%    1.18%
 Net investment income,
  net of waivers and
  reimbursements             5.98%    5.93%    5.09%    5.60%     5.11%    5.59%   5.57%   5.41%    6.05%
 Net investment income,
  before waivers and
  reimbursements             5.36%    5.15%    4.46%    5.07%     4.54%    4.97%   4.79%   4.78%    5.52%
Portfolio turnover rate     28.92%   42.49%   80.36%   52.80%    77.75%   28.92%  42.49%  80.36%   52.80%
Net assets at end of pe-
 riod (in thousands)      $29,206  $26,273  $17,674  $37,305   $71,456   $1,390  $  848  $  286   $   --
---------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                                     Value
--------------------------------------------------------------
                               BALANCED PORTFOLIO
 COMMON STOCKS--57.4%
 BANKING--1.1%
 13,200 Banc One Corp.                                 $   571
                                                       -------
 BROKERAGE AND FINANCIAL SERVICES--1.0%
 14,000 Schwab (Charles) Corp.                             569
                                                       -------
 CHEMICALS AND ALLIED PRODUCTS--6.4%
 11,600 American Home Products Corp.                       885
  2,800 Bristol-Myers Squibb Co.                           205
  3,200 du Pont (E.I.) de Nemours & Co.                    348
  9,400 Merck & Co., Inc.                                  845
 11,800 Praxair, Inc.                                      621
  6,000 Warner-Lambert Co.                                 605
                                                       -------
                                                         3,509
                                                       -------
 COMMUNICATIONS--2.5%
 20,600 Ameritech Corp.                                  1,349
                                                       -------
 COMPUTERS AND OFFICE MACHINES--4.2%
 11,300 Cisco Systems, Inc.*                               766
  6,600 Hewlett-Packard Co.                                340
  9,800 Microsoft Corp.*                                 1,215
                                                       -------
                                                         2,321
                                                       -------
 CONSUMER PRODUCTS--3.2%
  6,400 Proctor & Gamble Co.                               882
  9,500 Gillette Co.                                       844
                                                       -------
                                                         1,726
                                                       -------
 CREDIT INSTITUTIONS--1.5%
 24,450 MBNA Corp.                                         828
                                                       -------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--5.1%
 19,400 General Electric Co.                             1,171
  7,200 Intel Corp.                                      1,091
 10,300 Linear Technology Corp.                            516
                                                       -------
                                                         2,778
                                                       -------
 FOOD AND BEVERAGES--5.3%
 10,000 Coca-Cola (The) Co.                                683
 14,400 PepsiCo, Inc.                                      529
 23,700 Philip Morris Cos., Inc.                         1,043
 20,400 Starbucks Corp.*                                   643
                                                       -------
                                                         2,898
                                                       -------
 HEALTH SERVICES--3.8%
 25,300 Health Management Associates, Inc., Class A*       740
 13,200 Johnson & Johnson Co.                              790
  7,700 Medtronic, Inc.                                    570
                                                       -------
                                                         2,100
                                                       -------
 INSURANCE SERVICES--2.7%
  5,400 American International Group, Inc.                 731
  6,700 MBIA, Inc.                                         719
                                                       -------
                                                         1,450
                                                       -------
 MORTGAGE AGENCIES--1.4%
 17,900 Federal National Mortgage Association              781
                                                       -------

  Shares/
 Principal
  Amount   Description                                  Value
--------------------------------------------------------------
 OIL AND GAS--6.7%
  9,600    Chevron Corp.                               $   672
 13,400    Exxon Corp.                                     794
 14,100    Noble Affiliates, Inc.                          594
  3,700    Royal Dutch Petroleum Co. ADR                   722
  7,300    Schlumberger Ltd. ADR                           870
                                                       -------
                                                         3,652
                                                       -------
 PAPER PRODUCTS--1.3%
 14,400    Kimberly-Clark Corp.                            722
                                                       -------
 PROFESSIONAL SERVICE--5.0%
  7,200    Cintas Corp.                                    446
  6,800    Computer Sciences Corp.*                        526
 17,100    First Data Corp.                                684
 12,000    Newell Co.                                      459
 12,700    Oracle Systems Corp.*                           592
                                                       -------
                                                         2,707
                                                       -------
 RETAIL--5.0%
  8,100    Home Depot (The), Inc.                          510
 22,700    Staples, Inc.*                                  500
  5,400    Tommy Hilfiger Corp.*                           240
 19,500    Walgreen Co.                                    912
 20,000    Wal-Mart Stores, Inc.                           595
                                                       -------
                                                         2,757
                                                       -------
 TRANSPORTATION PARTS AND EQUIPMENT--1.2%
  6,400    Boeing (The) Co.                                674
--------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $22,057)                    $31,392
--------------------------------------------------------------
 PREFERRED STOCKS--4.2%
 AGENCY--1.8%
  1,000    Home Ownership Funding Corp.                $   987
                                                       -------
 ENTERTAINMENT AND LEISURE--1.8%
  1,000    Lazara Corp.                                    999
                                                       -------
 FINANCIAL--0.6%
    330    Marquette Real Estate Funding Corp.             328
--------------------------------------------------------------
 TOTAL PREFERRED STOCKS (Cost $2,330)                  $ 2,314
--------------------------------------------------------------
 ASSET-BACKED SECURITIES--2.1%
 FINANCIAL--2.1%
           Olympic Automobile Receivables Trust
           Series: 1995-D, Class A3
 $  513      5.950% Due 11/15/99                       $   514
           Premier Auto Trust
           Series: 1994-1, Class A3
     82      4.750 Due 02/02/00                             82
           Western Financial Grantor Trust
           Series: 1994-4, Class A1
    108      7.100 Due 01/01/00                            109
           Western Financial Grantor Trust
           Series: 1995-5, Class A1
    463      5.875 Due 03/01/02                            462
--------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES (Cost $703)             $ 1,167
--------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Principal
  Amount   Description                                 Value
-------------------------------------------------------------
                         BALANCED PORTFOLIO--CONTINUED
 COLLATERALIZED MORTGAGE OBLIGATIONS--2.1%
           Donaldson, Lufkin & Jenrette
           Mortgage Acceptance Corp.
           Series: 1994-Q8, Class 2-A1
 $  276      7.250% Due 05/25/24                      $   275
           Financial Asset Securitization, Inc.
           Series: 1997-NAMC, Class FXA-3
    900      7.350 Due 04/25/27                           901
-------------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $1,633)                            $1,176
-------------------------------------------------------------
 CORPORATE AND FOREIGN GOVERNMENT BONDS--9.9%
 FINANCIAL--4.7%
           Equitable Life Assurance Co.
 $  400      6.950% Due 12/01/05                      $   389
           Lehman Brothers Holdings, Inc.
    570      7.375 Due 05/15/00                           581
           Lehman Brothers Holdings, Inc.
           Medium Term Note
    305      6.900 Due 01/29/01                           304
           Lumbermens Mutual Casualty Co.
    350      9.150 Due 07/01/26                           375
           Prudential Insurance Co. of America
    400      7.650 Due 07/01/07                           400
           Salomon, Inc. Medium Term Note
    500      5.500 Due 01/31/98                           497
                                                      -------
                                                        2,546
                                                      -------
 INDUSTRIAL--0.8%
           Penney (J. C.), Inc.
    420      6.900 Due 08/15/26                           420
                                                      -------
 SANITARY SERVICES--1.5%
           WMX Technologies, Inc.
    800      7.100 Due 08/01/26                           803
                                                      -------
 SOVEREIGN--1.1%
           Quebec Province, Canada Medium Term Note
    600      7.220 Due 07/22/36                           617
                                                      -------
 UTILITY--1.8%
           Tenaga Nasional Berhad
  1,000      7.200 Due 04/29/07                         1,011
-------------------------------------------------------------
 TOTAL CORPORATE AND FOREIGN GOVERNMENT  BONDS (Cost
 $5,373)                                              $ 5,397
-------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--2.7%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC TRUST--2.7%
           Series: 1991-37, Class G
 $  250      8.150% Due 08/25/05                      $   254
           Series: 1992-200, Class E
    500      6.250 Due 06/25/17                           499
           Series: 1996-M4, Class A
    707      7.750 Due 03/17/17                           714
-------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES (Cost $1,446)         $ 1,467
-------------------------------------------------------------

 Principal
  Amount   Description                                Value
-------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--13.5%
 U.S. TREASURY NOTES--13.5%
 $  450      5.375% Due 05/31/98                      $   448
    835      6.750 Due 05/31/99                           843
    640      6.875 Due 08/31/99                           648
    175      6.250 Due 05/31/00                           174
  1,325      7.750 Due 02/15/01                         1,382
  1,550      6.625 Due 06/30/01                         1,558
  1,525      6.625 Due 07/31/01                         1,533
    800      6.250 Due 02/15/03                           789
-------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $7,437)                                       $ 7,375
-------------------------------------------------------------
 FLOATING RATE BANK NOTES--3.5%--
           Lloyds Bank PLC
 $1,000      5.875% Due 06/13/97                    $   914
           National Westminster Bank
  1,100      5.938 Due 08/29/97                         984
-----------------------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $1,848)                                     $ 1,898
-----------------------------------------------------------
 SHORT-TERM INVESTMENT--3.8%
           Bank of Tokyo-Mitsubishi, Grand Cayman
 $2,085      5.750% Due 06/02/97                    $ 2,085
-----------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $2,085)          $ 2,085
-----------------------------------------------------------
 TOTAL INVESTMENTS--99.2%
  (Cost $44,912)                                    $54,271
-----------------------------------------------------------
 Other assets, less liabilities--0.8%                   435
-----------------------------------------------------------
 NET ASSETS--100.0%                                 $54,706
-----------------------------------------------------------
-----------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                                    Value
-------------------------------------------------------------------------------
                          DIVERSIFIED GROWTH PORTFOLIO
 COMMON STOCKS--94.3%
 BANKING--2.0%
  66,940 Banc One Corp.                                                $  2,895
                                                                       --------
 BROKERAGE SERVICES--2.8%
  98,000 Schwab (Charles) Corp.                                           3,981
                                                                       --------
 CHEMICALS AND ALLIED PRODUCTS--13.7%
  40,000 Abbott Laboratories                                              2,520
  45,700 Air Products and Chemicals, Inc.                                 3,553
  15,000 du Pont (E.I.) de Nemours & Co.                                  1,633
  30,400 Merck & Co., Inc.                                                2,732
  47,837 Morton International, Inc.                                       1,543
  16,600 Pfizer, Inc.                                                     1,708
  60,500 Praxair, Inc.                                                    3,184
  17,900 Procter & Gamble Co.                                             2,468
                                                                       --------
                                                                         19,341
                                                                       --------
 COMMUNICATIONS--2.2%
  49,000 Ameritech Corp.                                                  3,209
                                                                       --------
 COMPUTERS AND OFFICE MACHINES--5.3%
  26,300 Cisco Systems, Inc.*                                             1,782
  17,000 Compaq Computer Corp.*                                           1,840
  31,800 Microsoft Corp.*                                                 3,943
                                                                       --------
                                                                          7,565
                                                                       --------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--11.7%
  35,000 Emerson Electric Co.                                             1,890
  91,000 General Electric Co.                                             5,494
  22,400 Intel Corp.                                                      3,394
  53,900 Linear Technology Corp.                                          2,702
  45,000 Motorola, Inc.                                                   2,987
                                                                       --------
                                                                         16,467
                                                                       --------
 FOOD AND BEVERAGES--8.2%
  54,000 Coca-Cola (The) Co.                                              3,686
  55,800 PepsiCo, Inc.                                                    2,051
  78,000 Philip Morris Cos., Inc.                                         3,432
  75,000 Starbucks Corp.*                                                 2,362
                                                                       --------
                                                                         11,531
                                                                       --------
 GLASS, CLAY AND STONE PRODUCTS--2.3%
  84,700 Newell Co.                                                       3,240
                                                                       --------
 HEALTH SERVICES--2.4%
  35,000 Health Management Associates, Inc., Class A*                     1,024
  39,000 Johnson & Johnson Co.                                            2,335
                                                                       --------
                                                                          3,359
                                                                       --------
 INDUSTRIAL INSTRUMENTS--1.3%
  36,600 Hewlett-Packard Co.                                              1,885
                                                                       --------
 INSURANCE SERVICES--4.1%
  23,900 American International Group, Inc.                               3,235
  23,400 MBIA, Inc.                                                       2,513
                                                                       --------
                                                                          5,748
                                                                       --------

  Shares/
 Principal
  Amount   Description                                                  Value
-------------------------------------------------------------------------------
 MORTGAGE AGENCIES--2.8%
   89,700  Federal National Mortgage Association                       $  3,913
                                                                       --------
 OIL AND GAS--12.0%
   42,000  Chevron Corp.                                                  2,940
   72,800  Exxon Corp.                                                    4,313
   29,850  Mobil Corp.                                                    4,175
   13,700  Royal Dutch Petroleum Co. ADR                                  2,675
   24,400  Schlumberger Ltd. ADR                                          2,907
                                                                       --------
                                                                         17,010
                                                                       --------
 PAPER PRODUCTS--2.2%
   61,000  Kimberly-Clark Corp.                                           3,058
                                                                       --------

 PROFESSIONAL SERVICES--5.2%
   34,200  Cintas Corp.                                                   2,120
   22,400  Computer Sciences Corp.*                                       1,733
   31,936  First Data Corp.                                               1,277
   46,300  Oracle Systems Corp.*                                          2,159
                                                                       --------
                                                                          7,289
                                                                       --------
 RECREATION AND LEISURE SERVICES--2.3%
   85,900  Carnival Corp., Class A                                        3,264
                                                                       --------
 RETAIL--11.1%
   56,700  Home Depot (The), Inc.                                         3,572
  127,850  Staples, Inc.*                                                 2,813
   23,500  Tommy Hilfiger Corp.*                                          1,046
  112,700  Wal-Mart Stores, Inc.                                          3,353
  104,300  Walgreen Co.                                                   4,876
                                                                       --------
                                                                         15,660
                                                                       --------
 TRANSPORTATION PARTS AND EQUIPMENT--2.7%
   36,000  Boeing (The) Co.                                               3,789
-------------------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $87,025)                                    $133,204
-------------------------------------------------------------------------------
 OTHER INVESTMENT--3.6%
   60,000  Standard & Poor's Depository Receipt Unit Trust, Series:
           1                                                           $  5,107
-------------------------------------------------------------------------------
 TOTAL OTHER INVESTMENT (Cost $4,815)                                  $  5,107
-------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.7%
 $  2,365  Bank of Tokyo-Mitsubishi, Grand Cayman 5.750% Due 06/02/97  $  2,365
-------------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $2,365)                             $  2,365
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS--99.6%
  (Cost $94,205)                                                       $140,676
-------------------------------------------------------------------------------
 Other assets, less liabilities--0.4%                                       598
-------------------------------------------------------------------------------
 NET ASSETS--100.0%                                                    $141,274
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                            Value
-------------------------------------------------------
                             EQUITY INDEX PORTFOLIO
 COMMON STOCKS--101.3%
 AGRICULTURE--0.1%
  10,700 Pioneer Hi-Bred International, Inc.   $    746
                                               --------
 APPAREL--0.1%
   9,200 Liz Claiborne, Inc.                        420
   8,200 VF Corp.                                   641
                                               --------
                                                  1,061
                                               --------
 BANKING--7.6%
  13,700 Ahmanson (H. F.) & Co.                     558
  55,349 Banc One Corp.                           2,394
  19,800 Bank of Boston Corp.                     1,445
  50,800 Bank of New York Co., Inc.               2,165
  46,476 BankAmerica Corp.                        5,432
  10,600 Bankers Trust New York Corp.               897
  27,000 Barnett Banks, Inc.                      1,421
  56,846 Chase Manhattan Corp.                    5,372
  60,000 Citicorp                                 6,862
  13,900 Comerica, Inc.                             869
  28,900 Corestates Financial Corp.               1,528
  13,700 Fifth Third Bancorp                      1,058
  17,400 First Bank System, Inc.                  1,427
  41,307 First Chicago NBD Corp.                  2,447
  36,715 First Union Corp.                        3,153
   7,400 Golden West Financial Corp.                501
  17,800 Great Western Financial Corp.              863
  29,200 KeyCorp                                  1,588
  16,750 Mellon Bank Corp.                        1,466
  24,000 Morgan (J. P.) & Co., Inc.               2,580
  28,900 National City Corp.                      1,488
  94,560 NationsBank Corp.                        5,567
  47,900 Norwest Corp.                            2,563
  43,400 PNC Bank Corp.                           1,817
   7,100 Republic New York Corp.                    708
  28,900 SunTrust Banks, Inc.                     1,543
  19,600 U.S. Bancorp                             1,203
  21,400 Wachovia Corp.                           1,303
  11,966 Wells Fargo & Co.                        3,153
                                               --------
                                                 63,371
                                               --------
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--
  0.1%
  30,300 Houston Industries, Inc.                   629
   1,100 NACCO Industries, Inc.                      56
                                               --------
                                                    685
                                               --------
 BROKERAGE AND FINANCIAL SERVICES--1.4%
  61,300 American Express Co.                     4,260
  34,001 Fleet Financial Group, Inc.              2,078
  17,800 Green Tree Financial Corp.                 623
  21,300 Merrill Lynch & Co., Inc.                2,258
  19,700 Morgan Stanley Group, Inc.               1,330
  14,100 Salomon, Inc.                              756
                                               --------
                                                 11,305
                                               --------

 Shares  Description                                 Value
------------------------------------------------------------
 CHEMICALS AND ALLIED PRODUCTS--10.9%
 100,500 Abbott Laboratories                        $  6,331
  14,500 Air Products and Chemicals, Inc.              1,127
   8,500 Allergan, Inc.                                  252
  82,700 American Home Products Corp.                  6,306
  34,200 Amgen, Inc.*                                  2,287
  35,300 Baxter International, Inc.                    1,862
 129,600 Bristol-Myers Squibb Co.                      9,509
   6,700 Clorox Co.                                      846
  38,000 Colgate-Palmolive Co.                         2,356
  31,400 Dow Chemical Co.                              2,618
  72,900 du Pont (E.I.) de Nemours & Co.               7,937
  10,075 Eastman Chemical Co.                            599
   8,400 Ecolab, Inc.                                    350
  71,398 Lilly (Eli) & Co.                             6,640
   4,800 FMC Corp.*                                      346
   6,900 Goodrich (B.F.) Co.                             297
   9,400 Grace (W.R.) & Co.                              491
   7,800 Great Lakes Chemical Corp.                      381
  13,200 Hercules, Inc.                                  619
  14,300 International Flavors & Fragrances, Inc.        635
 156,000 Merck & Co., Inc.                            14,020
  18,400 Morton International, Inc.                      593
   8,700 Nalco Chemical Co.                              323
  83,400 Pfizer, Inc.                                  8,580
  65,720 Pharmacia & Upjohn, Inc.                      2,276
  23,700 PPG Industries, Inc.                          1,378
  20,200 Praxair, Inc.                                 1,063
   8,300 Rohm & Haas Co.                                 716
  47,800 Schering-Plough Corp.                         4,338
  22,200 Sherwin-Williams Co.                            666
  12,900 Sigma-Aldrich Corp.                             395
  16,500 Union Carbide Corp.                             771
  35,100 Warner-Lambert Co.                            3,536
                                                    --------
                                                      90,444
                                                    --------
 COMMUNICATIONS--7.6%
  64,900 AirTouch Communications, Inc.*                1,809
  24,200 Alltel Corp.                                    796
  71,100 Ameritech Corp.                               4,657
 209,700 AT&T Corp.                                    7,733
  56,700 Bell Atlantic Corp.                           3,969
 128,300 Bellsouth Corp.                               5,822
  42,200 Comcast Corp., Class A Special                  733
  21,200 Frontier Corp.                                  390
 124,500 GTE Corp.                                     5,494
  82,564 Lucent Technologies, Inc.                     5,253
   9,600 Mallinckrodt, Inc.                              359
  88,600 MCI Communications Corp.                      3,400
  56,900 Nynex Corp.                                   3,058
  12,100 Providian Corp.                                 724
 118,656 SBC Communications, Inc.                      6,941
  55,700 Sprint Corp.                                  2,722
  23,200 Tellabs, Inc.*                                1,166
  80,800 US WEST Media Group*                          1,606
  62,000 US WEST Communications Group                  2,271

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                              Value
---------------------------------------------------------
  45,800 Viacom, Inc., Class B*                  $  1,360
 112,000 Worldcom, Inc.*                            3,318
                                                 --------
                                                   63,581
                                                 --------
 COMPUTERS AND OFFICE MACHINES--6.5%
   9,300 Adobe Systems, Inc.                          415
  15,600 Amdahl Corp.*                                156
  16,100 Apple Computer, Inc.*                        268
  25,500 Bay Networks, Inc.*                          625
  20,200 Cabletron Systems, Inc.*                     889
  10,400 Ceridian Corp.*                              382
  85,100 Cisco Systems, Inc.*                       5,766
  35,000 Compaq Computer Corp.*                     3,789
   5,200 Data General Corp.*                          111
  22,700 Dell Computer Corp.*                       2,554
  20,400 Digital Equipment Corp.*                     732
  31,800 EMC Corp.*                                 1,268
   6,100 Intergraph Corp.*                             43
 134,000 International Business Machines Corp.     11,591
 155,700 Microsoft Corp.*                          19,307
  16,500 Parametric Technology Corp.*                 740
  19,200 Pitney Bowes, Inc.                         1,349
  32,000 Seagate Technology, Inc.*                  1,300
  22,800 Silicon Graphics, Inc.*                      430
  15,300 Tandem Computers, Inc.*                      218
   7,500 Tandy Corp.                                  405
  22,800 3Com Corp.*                                1,106
  22,600 Unisys Corp.*                                155
                                                 --------
                                                   53,599
                                                 --------
 CONSTRUCTION--0.2%
  14,600 Dover Corp.                                  836
  22,800 Dresser Industries, Inc.                     781
                                                 --------
                                                    1,617
                                                 --------
 CONSUMER PRODUCTS--5.7%
  17,200 Avon Products, Inc.                        1,097
  71,800 Gillette Co.                               6,381
 172,400 Johnson & Johnson                         10,322
  73,084 Kimberly-Clark Corp.*                      3,663
 316,200 Philip Morris Cos., Inc.*                 13,913
  87,900 Procter & Gamble Co.                      12,119
                                                 --------
                                                   47,495
                                                 --------
 CREDIT INSTITUTIONS--0.7%
   7,000 Beneficial Corp.                             450
  41,644 Dean Witter Discover & Co.                 1,718
  12,600 Household International, Inc.              1,238
  43,225 MBNA Corp.                                 1,464
   7,600 MGIC Investment Corp.                        676
                                                 --------
                                                    5,546
                                                 --------
 ELECTRICAL SERVICES--2.3%
  24,300 American Electric Power Co.                  990
  19,100 Baltimore Gas & Electric Co.                 501
  19,600 Carolina Power & Light Co.                   681
  27,300 Central & South West Corp.                   580

 Shares  Description                                  Value
-------------------------------------------------------------
  20,410 Cinergy Corp.                               $    714
  30,400 Consolidated Edison Co. of New York, Inc.        885
  23,300 Dominion Resources, Inc.                         807
  18,800 DTE Energy Co.                                   501
  26,100 Duke Power Co.                                 1,174
  56,100 Edison International                           1,311
  29,900 Entergy Corp.                                    789
  23,700 FPL Group, Inc.                                1,102
  15,600 GPU, Inc.                                        546
  18,700 Niagara Mohawk Power Corp.*                      164
   8,900 Northern States Power Co.                        436
  19,700 Ohio Edison Co.                                  419
  38,100 PacifiCorp                                       757
  28,800 Peco Energy Co.                                  547
  53,400 PG&E Corp.                                     1,235
  21,000 PP&L Resources, Inc.                             423
  30,900 Public Service Enterprise Group, Inc.            765
  87,200 Southern Co.                                   1,853
  29,100 Texas Utilities Co.                            1,000
  27,900 Unicom Corp.                                     635
  13,200 Union Electric Co.                               483
                                                     --------
                                                       19,298
                                                     --------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--8.1%
  17,700 Advanced Micro Devices, Inc.*                    708
  28,456 AMP, Inc.                                      1,170
  11,730 Andrew Corp.*                                    320
  23,400 Applied Materials, Inc.*                       1,527
  15,300 Cooper Industries, Inc.                          780
  15,200 DSC Communications Corp.*                        389
  57,900 Emerson Electric Co.                           3,127
 426,200 General Electric Co.                          25,732
  17,700 General Instrument Corp.*                        429
   5,000 Harris Corp.                                     443
 106,200 Intel Corp.                                   16,089
  15,100 ITT Corp.*                                       900
  18,200 LSI Logic Corp.*                                 760
  13,000 Maytag Corp.                                     348
  27,100 Micron Technology, Inc.*                       1,152
  76,700 Motorola, Inc.                                 5,091
  18,100 National Semiconductor Corp.*                    509
   5,900 National Service Industries, Inc.                259
  33,400 Northern Telecom Ltd.                          2,806
   5,800 Raychem Corp.                                    430
  10,000 Scientific-Atlanta, Inc.                         181
  85,900 Tele-Communications, Inc.*                     1,299
  24,600 Texas Instruments, Inc.                        2,211
   6,900 Thomas & Betts Corp.                             351
   9,600 Whirlpool Corp.                                  479
                                                     --------
                                                       67,490
                                                     --------
 FOOD AND BEVERAGES--7.7%
  64,600 Anheuser-Busch Cos., Inc.                      2,770
  70,309 Archer-Daniels-Midland Co.                     1,406
   8,900 Brown-Forman Corp., Class B                      455
  60,500 Campbell Soup Co.                              2,783

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                      Value
--------------------------------------------------------
                       EQUITY INDEX PORTFOLIO--CONTINUED
 FOOD AND BEVERAGES--CONTINUED
 322,000 Coca-Cola (The) Co.             $ 21,976
  31,050 ConAgra, Inc.                      1,867
   4,900 Coors (Adolph) Co., Class B          119
  18,600 CPC International, Inc.            1,600
  20,900 General Mills, Inc.                1,322
  47,700 Heinz (H.J.) Co.                   2,051
  19,900 Hershey Foods Corp.                1,117
  27,300 Kellogg Co.                        2,013
  90,300 McDonalds Corp.                    4,538
 201,100 PepsiCo, Inc.                      7,390
  17,600 Quaker Oats Co.                      726
  13,800 Ralston-Ralston Purina Group       1,176
  62,300 Sara Lee Corp.                     2,547
  48,000 Seagram (The) Co. Ltd.             1,932
  20,700 Unilever N.V.                      4,011
  24,100 UST, Inc.                            687
  13,400 Whitman Corp.                        323
  15,000 Wrigley (Wm.) Jr. Co.                889
                                         --------
                                           63,698
                                         --------
 FURNITURE AND FIXTURES--0.1%
  20,800 Masco Corp.                          809
                                         --------
 GENERAL BUILDING CONTRACTORS--0.2%
   3,700 Centex Corp.                         148
  16,400 Honeywell, Inc.                    1,193
   5,000 Kaufman & Broad Home Corp.            75
                                         --------
                                            1,416
                                         --------
 GLASS, CLAY AND STONE PRODUCTS--0.3%
  29,600 Corning, Inc.                      1,491
  20,600 Newell Co.                           788
                                         --------
                                            2,279
                                         --------
 HEALTH SERVICES--1.2%
  10,900 Alza Corp.*                          322
  12,900 Beverly Enterprises, Inc.*           182
  86,895 Columbia/HCA Healthcare Corp.      3,183
   9,600 Guidant Corp.                        745
  40,800 HEALTHSOUTH Corp.*                   933
  21,000 Humana, Inc.*                        475
   8,150 Manor Care, Inc.                     233
  31,100 Medtronic, Inc.                    2,301
  11,800 St. Jude Medical, Inc.*              400
  39,000 Tenet Healthcare Corp.*            1,072
                                         --------
                                            9,846
                                         --------
 HEAVY CONSTRUCTION--0.2%
  10,900 Fluor Corp.                          576
   5,300 Foster Wheeler Corp.                 205
  16,200 Halliburton Co.                    1,253
                                         --------
                                            2,034
                                         --------
 INDUSTRIAL INSTRUMENTS--2.4%
   7,400 Bard (C.R.), Inc.                    237
   7,200 Bausch & Lomb, Inc.                  290

 Shares  Description                           Value
------------------------------------------------------
  15,900 Becton, Dickinson & Co.              $    783
  14,800 Biomet, Inc.                              277
  25,100 Boston Scientific Corp.*                1,340
  43,100 Eastman Kodak Co.                       3,572
 131,300 Hewlett-Packard Co.                     6,762
  10,800 Johnson Controls, Inc.                    458
   5,600 Millipore Corp.                           242
   5,600 Perkin-Elmer Corp.                        426
   5,900 Polaroid Corp.                            301
  30,500 Raytheon Co.                            1,456
   4,300 Tektronix, Inc.                           247
   9,100 United States Surgical Corp.              307
  42,000 Xerox Corp., Inc.                       2,845
                                              --------
                                                19,543
                                              --------
 INSURANCE SERVICES--4.6%
  19,557 Aetna, Inc.                             1,975
  57,565 Allstate Corp.                          4,238
  26,300 American General Corp.                  1,164
  60,775 American International Group, Inc.      8,227
  21,000 AON Corp.                               1,024
  22,500 Chubb Corp.                             1,373
   9,700 CIGNA Corp.                             1,685
  23,200 Conseco, Inc.                             928
  10,700 General Re Corp.                        1,875
  15,200 Hartford Financial Services Group       1,186
   9,125 Jefferson-Pilot Corp.                     581
  13,500 Lincoln National Corp.                    822
  14,900 Loews Corp.                             1,449
  10,600 Marsh & McLennan Cos., Inc.             1,397
   5,600 MBIA, Inc.                                601
  16,300 Safeco Corp.                              709
  10,700 St. Paul Cos., Inc.                       766
   9,150 Torchmark Corp.                           600
   8,600 Transamerica Corp.                        782
  82,716 Travelers Group, Inc.                   4,539
  23,800 United Healthcare Corp.                 1,345
   9,500 UNUM Corp.                                752
  15,000 USF&G Corp.                               323
   4,400 USLIFE Corp.                              215
                                              --------
                                                38,556
                                              --------
 JEWELRY AND PRECIOUS METALS--0.0%
   5,000 Jostens, Inc.                             123
                                              --------
 LEATHER PRODUCTS--0.0%
   6,400 Stride Rite Corp.                          98
                                              --------
 LUMBER AND WOOD PRODUCTS--0.0%
  14,100 Louisiana-Pacific Corp.                   275
                                              --------
 MACHINERY--1.4%
  18,800 Baker Hughes, Inc.                        705
  12,200 Black & Decker Corp.                      424
   3,700 Briggs & Stratton Corp.                   191
  12,700 Brunswick Corp.                           387
   9,500 Case Corp.                                560
  24,800 Caterpillar, Inc.                       2,421

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                      Value
-----------------------------------------------------------------
   5,200 Cincinnati Milacron, Inc.                       $    120
   5,100 Cummins Engine Co., Inc.                             325
  33,100 Deere & Co.                                        1,692
   6,500 General Signal Corp.                                 274
   4,300 Giddings & Lewis, Inc.                                81
   6,400 Harnischfeger Industries, Inc.                       274
  14,200 Ingersoll-Rand Co.                                   774
  22,100 Tenneco, Inc.                                        989
  19,300 Thermo Electron Corp.*                               666
   4,000 Timken (The) Co.                                     274
  21,600 Tyco International Ltd.                            1,372
                                                         --------
                                                           11,529
                                                         --------
 MANUFACTURING--0.1%
   3,600 Aeroquip-Vickers, Inc.                               156
   7,200 Alberto-Culver Co., Class B                          205
  15,300 ITT Industries, Inc.                                 379
   2,700 Pulte Corp.                                           85
                                                         --------
                                                              825
                                                         --------
 MERCHANDISE GENERAL--0.1%
   7,900 Snap-On, Inc.                                        315
  11,500 Stanley Works (The)                                  471
                                                         --------
                                                              786
                                                         --------
 METAL MINING--0.6%
  46,200 Barrick Gold Corp.                                 1,167
  29,100 Battle Mountain Gold Co.                             178
  12,050 Cyprus Amax Minerals Co.                             294
  17,900 Echo Bay Mines Ltd.*                                 110
  25,000 Freeport-McMoRan Copper & Gold, Inc., Class B        728
  19,000 Homestake Mining Co.                                 264
  21,800 Inco Ltd.                                            719
  20,197 Newmont Mining Corp.                                 790
  31,000 Placer Dome, Inc.                                    566
                                                         --------
                                                            4,816
                                                         --------
 METAL PRODUCTS--0.2%
  22,527 Allegheny Teledyne, Inc.                             580
   3,900 Ball Corp.                                           114
   5,900 Crane Co.                                            242
   7,100 McDermott International, Inc.                        197
   9,650 Parker-Hannifin Corp.                                508
                                                         --------
                                                            1,641
                                                         --------
 MORTGAGE AGENCIES--1.1%
  92,600 Federal Home Loan Mortgage Corp.                   3,056
 141,300 Federal National Mortgage Association              6,164
                                                         --------
                                                            9,220
                                                         --------
 NATURAL GAS TRANSMISSION--0.7%
  13,600 Coastal Corp.                                        682
   7,100 Columbia Gas System, Inc.                            457
  12,300 Consolidated Natural Gas Co.                         653
   2,600 Eastern Enterprises                                   90
  32,900 Enron Corp.                                        1,341

 Shares  Description                             Value
--------------------------------------------------------
   9,000 Enserch Corp.                          $    192
   6,400 Nicor, Inc.                                 220
  17,800 Noram Energy Corp.                          271
   3,500 Oneok, Inc.                                 106
  11,000 Pacific Enterprises                         360
   4,500 Peoples Energy Corp.                        160
  11,200 Sonat, Inc.                                 644
  20,350 Williams Company, Inc.                      898
                                                --------
                                                   6,074
                                                --------
 OFFICE EQUIPMENT--0.1%
  17,400 Ikon Office Solutions, Inc.                 505
                                                --------
 OIL AND GAS--5.7%
  16,200 Burlington Resources, Inc.                  753
  84,400 Chevron Corp.                             5,908
 321,400 Exxon Corp.                              19,043
   3,200 Helmerich & Payne, Inc.                     180
   4,400 Louisiana Land & Exploration Co.            227
  42,600 Occidental Petroleum Corp.                  990
  13,600 Oryx Energy Co.*                            314
  19,600 Panenergy Corp.                             916
  11,100 Rowan Cos., Inc.*                           257
  69,400 Royal Dutch Petroleum Co. ADR            13,550
  12,900 Santa Fe Energy Resources, Inc.*            195
  31,900 Schlumberger Ltd. ADR                     3,800
  32,376 Union Pacific Resources Group, Inc.         935
   6,900 Western Atlas, Inc.*                        467
                                                --------
                                                  47,535
                                                --------
 PACKAGING AND CONTAINER PRODUCTS--0.1%
  16,600 Crown Cork & Seal Co., Inc.                 967
                                                --------
 PAPER PRODUCTS--1.6%
  13,500 Avery Dennison Corp.                        508
   6,800 Bemis Co., Inc.                             272
   6,300 Boise Cascade Co.                           239
  12,400 Champion International Corp.                612
  11,800 Georgia-Pacific Corp.                     1,041
  38,835 International Paper Co.                   1,864
  11,100 James River Corp.                           390
   6,800 Mead Corp.                                  433
  54,100 Minnesota Mining & Manufacturing Co.      4,964
  12,804 Stone Container Corp.                       176
   7,200 Temple Inland, Inc.                         436
   9,000 Union Camp Corp.                            472
  13,150 Westvaco Corp.                              411
  25,700 Weyerhaeuser Co.                          1,282
                                                --------
                                                  13,100
                                                --------
 PERSONAL SERVICES--0.6%
  13,500 Block (H&R), Inc.                           445
  20,400 HFS, Inc.*                                1,099
  32,000 Hilton Hotels Corp.                         904
  16,600 Marriot International, Inc.                 959
  30,500 Service Corp. International               1,075
   7,200 Willamette Industries, Inc.                 536
                                                --------
                                                   5,018
                                                --------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares and number of contracts)
(Unaudited)

 Shares Description                                Value
----------------------------------------------------------
                       EQUITY INDEX PORTFOLIO--CONTINUED
 PETROLEUM PRODUCTS--3.1%
 12,100 Amerada Hess Corp.                        $    647
 64,400 Amoco Corp.                                  5,756
  9,600 Ashland, Inc.                                  460
 20,800 Atlantic Richfield Co.                       3,026
  6,300 Kerr-McGee Corp.                               408
 51,000 Mobil Corp.                                  7,134
  6,000 Pennzoil Co.                                   332
 34,100 Phillips Petroleum Co.                       1,449
  9,400 Sun Co., Inc.                                  281
 34,200 Texaco, Inc.                                 3,732
 32,400 Unocal Corp.                                 1,381
 37,200 USX--Marathon Group                          1,107
                                                  --------
                                                    25,713
                                                  --------
 PRINTING AND PUBLISHING--1.3%
  97,00 American Greetings Corp.                       332
 10,700 Deluxe Corp.                                   348
 19,500 Donnelley (R.R.) & Sons Co.                    724
 12,500 Dow Jones & Co., Inc.                          486
 18,200 Gannett Co., Inc.                            1,683
  4,000 Harland (John H.) Co.                           91
 12,100 Knight-Ridder, Inc.                            522
 12,900 McGraw Hill Cos., Inc.                         705
  6,900 Meredith Corp.                                 179
 11,400 Moore Corp. Ltd.                               254
 12,500 New York Times Co.                             576
 73,600 Time Warner, Inc.                            3,422
 12,100 Times Mirror Co.                               679
 15,900 Tribune Co.                                    688
                                                  --------
                                                    10,689
                                                  --------
 PROFESSIONAL SERVICES--1.9%
  6,200 Autodesk, Inc.                                 241
 37,800 Automatic Data Processing, Inc.              1,857
 46,950 Computer Associates International, Inc.      2,571
  9,900 Computer Sciences Corp.*                       766
 51,325 CUC International, Inc.*                     1,180
 57,900 First Data Corp.                             2,316
 10,500 Interpublic Group of Cos., Inc.                629
 44,800 Novell, Inc.*                                  353
 87,500 Oracle Corp.*                                4,080
  9,800 Ryder System, Inc.                             325
  7,500 Safety-Kleen Corp.                             117
  3,000 Shared Medical Systems Corp.                   159
 47,600 Sun Microsystems, Inc.*                      1,535
                                                  --------
                                                    16,129
                                                  --------
 RECREATION AND LEISURE SERVICES--1.1%
 87,400 Disney (Walt) Co.                            7,156
  9,200 Harcourt General, Inc.                         436
 13,300 Harrah's Entertainment, Inc.*                  248
  4,800 King World Productions, Inc.*                  181
 37,345 Mattel, Inc.                                 1,116
                                                  --------
                                                     9,137
                                                  --------

 Shares  Description                               Value
----------------------------------------------------------
 RESEARCH AND CONSULTING SERVICES--0.2%
  22,000 Cognizant Corp.                          $    814
  22,000 Dun & Bradstreet Corp.                        575
   6,100 EG&G, Inc.                                    119
                                                  --------
                                                     1,508
                                                  --------
 RETAIL--4.9%
  32,500 Albertson's, Inc.                           1,089
  18,900 American Stores Co.                           860
  19,500 Autozone, Inc.*                               456
  13,500 Charming Shoppes, Inc.*                        71
  12,700 Circuit City Stores, Inc.                     502
  27,203 Costco Cos., Inc.*                            918
  13,700 CVS Corp.                                     656
  20,700 Darden Restaurants, Inc.                      173
  28,100 Dayton-Hudson Corp.                         1,352
  14,700 Dillard Department Stores, Inc.               496
  26,900 Federated Department Stores, Inc.*            995
  36,100 Gap, Inc.                                   1,236
   7,700 Giant Food, Inc.                              254
   4,900 Great Atlantic & Pacific Tea Co., Inc.        135
  16,775 Hasbro, Inc.                                  486
  62,200 Home Depot (The), Inc.                      3,919
  62,700 Kmart Corp.*                                  878
  32,700 Kroger Co.*                                   838
  35,100 Limited, Inc. (The)                           711
   5,000 Longs Drug Stores, Inc.                       119
  22,400 Lowe's Cos., Inc.                             882
  31,700 May Department Stores Co.                   1,494
   4,800 Mercantile Stores Co., Inc.                   258
  37,300 Nike, Inc.                                  2,126
  10,400 Nordstrom, Inc.                               499
  32,000 Penney (J.C.) Co., Inc.                     1,648
   7,800 Pep Boys--Manny, Moe & Jack                   244
   7,200 Reebok International, Ltd.*                   295
  15,900 Rite Aid Corp.                                739
  50,700 Sears, Roebuck & Co.                        2,491
   8,700 SUPERVALU, Inc.                               290
  10,100 TJX Cos., Inc.                                485
  37,600 Toys "R" Us, Inc.*                          1,170
 296,900 Wal-Mart Stores, Inc.                       8,833
  31,900 Walgreen Co.                                1,491
  16,700 Wendy's International, Inc.                   390
  19,400 Winn-Dixie Stores, Inc.                       742
  17,300 Woolworth Corp.*                              417
                                                  --------
                                                    40,638
                                                  --------
 RUBBER AND PLASTICS--0.7%
   5,300 Armstrong World Industries, Inc.              360
  10,200 Cooper Tire & Rubber Co.                      228
  20,100 Goodyear Tire & Rubber Co.                  1,176
  76,100 Monsanto Co.                                3,348
  19,400 Rubbermaid, Inc.                              541
   8,100 Tupperware Corp.                              294
                                                  --------
                                                     5,947
                                                  --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                              Value
---------------------------------------------------------
 SANITARY SERVICES--0.4%
  27,600 Browning-Ferris Industries, Inc.        $    904
  40,600 Laidlaw, Inc.                                548
  58,580 WMX Technologies, Inc.                     1,860
                                                 --------
                                                    3,312
                                                 --------
 SERVICE INDUSTRY MACHINERY--0.2%
  16,266 Pall Corp.                                   384
  78,200 Westinghouse Electric Corp.                1,584
                                                 --------
                                                    1,968
                                                 --------
 STEEL PRODUCTS--0.8%
  29,300 Alcan Aluminium Ltd.                       1,051
  22,400 Aluminum Co. of America                    1,649
  13,700 Armco, Inc.*                                  51
   5,500 Asarco, Inc.                                 171
  14,500 Bethlehem Steel Corp.*                       145
  18,587 Engelhard Corp.                              402
   6,300 Inland Steel Industries, Inc.                155
  11,400 Nucor Corp.                                  673
   6,700 Owens Corning Fiberglass Corp.               280
   8,400 Phelps Dodge Corp.                           702
   9,400 Reynolds Metals Co.                          638
  11,000 USX-U.S. Steel Group                         355
  12,475 Worthington Industries, Inc.                 231
                                                 --------
                                                    6,503
                                                 --------
 TEXTILES--0.1%
  10,000 Fruit of the Loom, Inc.*                     349
   5,000 Russell Corp.                                153
   2,600 Springs Industries, Inc., Class A            132
                                                 --------
                                                      634
                                                 --------
 TOBACCO PRODUCTS--0.1%
  22,000 American Brands, Inc.                      1,078
                                                 --------
 TRANSPORTATION PARTS AND EQUIPMENT--4.5%
  36,600 AlliedSignal, Inc.                         2,809
     176 Autoliv, Inc.                                  7
  46,355 Boeing Co.                                 4,879
  90,900 Chrysler Corp.                             2,886
  13,200 Dana Corp.                                   477
  10,000 Eaton Corp.                                  798
   8,100 Echlin, Inc.                                 270
   4,600 Fleetwood Enterprises, Inc.                  124
 153,400 Ford Motor Co.                             5,752
   8,200 General Dynamics Corp.                       614
  97,800 General Motors Corp.                       5,599
  32,000 Illinois Tool Works, Inc.                  1,588
  24,954 Lockheed Martin Corp.*                     2,336
  27,500 McDonnell Douglas Corp.                    1,770
   9,420 Navistar International Corp.*                157
   7,500 Northrop Grumman Corp.                       636
  10,120 PACCAR, Inc.                                 458
  28,300 Rockwell International Corp.               1,825
  10,700 Textron, Inc.                              1,268
  16,400 TRW, Inc.                                    877
  30,700 United Technologies Corp.                  2,468
                                                 --------
                                                   37,598
                                                 --------

  Shares/
 Principal
  Amount   Description                             Value
---------------------------------------------------------
 TRANSPORTATION SERVICES--1.3%
  11,800   AMR Corp.*                            $  1,173
  19,765   Burlington Northern Santa Fe Corp.       1,640
   5,100   Caliber System, Inc.                       163
  28,100   CSX Corp.                                1,489
   9,500   Delta Air Lines, Inc.                      891
  14,800   Federal Express Corp.*                     775
  16,200   Norfolk Southern Corp.                   1,573
  18,800   Southwest Airlines Co.                     484
  31,700   Union Pacific Corp.                      2,148
   8,300   USAir Group*                               288
                                                 --------
                                                   10,624
                                                 --------
 WHOLESALE--0.4%
  14,100   Cardinal Health, Inc.                         821
   4,900   Fleming Cos., Inc.                             93
  23,375   Genuine Parts Co.                             783
   6,900   Grainger (W.W.), Inc.                         554
   3,700   Potlatch Corp.                                159
  22,900   Sysco Corp.                                   799
                                                    --------
                                                       3,209
-----------------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $573,604)                                   $841,618
-----------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.1%
           U.S. Treasury Bill #
 $ 1,205   5.260% Due 06/26/97                      $  1,191
-----------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $1,191)                                     $  1,191
-----------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.8%
           Bank of Tokyo-Mitsubishi, Grand Cayman
 $15,075   5.750% Due 06/02/97                      $ 15,075
-----------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $15,075)                                    $ 15,075
-----------------------------------------------------------------------------
 TOTAL INVESTMENTS--103.2%
  (Cost $589,870)                                   $857,884
-----------------------------------------------------------------------------
 Liabilities, less other assets--(3.2)%              (27,034)
-----------------------------------------------------------------------------
 NET ASSETS--100.0%                                 $830,850
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

OPEN FUTURES CONTRACTS:

            Number of       Contract       Contract        Contract        Unrealized
 Type       Contracts        Amount        Position       Expiration          Gain
-------------------------------------------------------------------------------------
S&P 500        38           $15,337          Long          06/20/97           $780
-------------------------------------------------------------------------------------

*Non-income producing security.

#Securities pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                              Value
---------------------------------------------------------
                            FOCUSED GROWTH PORTFOLIO
 COMMON STOCKS--94.5%
 BANKING--5.1%
  19,200 Chase Manhattan Corp.                   $  1,814
  22,300 MBNA Corp.                                   755
  54,800 State Street Bank Boston Corp.             2,445
   4,575 Wells Fargo & Co.                          1,206
                                                 --------
                                                    6,220
                                                 --------
 CHEMICALS AND ALLIED PRODUCTS--18.3%
  24,400 Abbott Laboratories                        1,537
  16,500 American Home Products Corp.               1,258
  36,600 Bristol Myers Squibb Co.                   2,686
  20,300 du Pont (E.I.) de Nemours & Co.            2,210
  20,100 Lilly (Eli) & Co.                          1,869
  44,900 Merck & Co., Inc.                          4,035
  22,800 Pfizer, Inc.                               2,346
  26,700 Procter & Gamble Co.                       3,681
  12,600 Schering-Plough Corp.                      1,143
  15,000 Warner-Lambert Co.                         1,511
                                                 --------
                                                   22,276
                                                 --------
 COMMUNICATIONS--2.2%
  23,700 Lucent Technologies, Inc.                  1,508
  19,900 SBC Communications, Inc.                   1,164
                                                 --------
                                                    2,672
                                                 --------
 COMPUTERS AND OFFICE MACHINES--12.1%
  37,100 Cisco Systems, Inc.*                       2,514
  26,500 Compaq Computer Corp.*                     2,869
  20,700 Computer Sciences Corp.*                   1,602
  32,800 Hewlett-Packard Co.                        1,689
  48,700 Microsoft Corp.*                           6,038
                                                 --------
                                                   14,712
                                                 --------
 CONSUMER PRODUCTS--1.6%
  22,300 Gillette Co.                               1,982
                                                 --------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
  9.3%
 115,200 General Electric Co.                       6,955
  29,000 Intel Corp.                                4,394
                                                 --------
                                                   11,349
                                                 --------
 FINANCIAL--3.3%
  46,400 Federal National Mortgage Association      2,024
  50,000 Schwab Charles Corp.                       2,031
                                                 --------
                                                    4,055
                                                 --------
 FOOD AND BEVERAGES--12.5%
  91,100 Coca-Cola (The) Co.                        6,218
  52,900 PepsiCo, Inc.                              1,944
 105,900 Philip Morris Cos., Inc.                   4,660
  77,000 Starbucks Corp.*                           2,425
                                                 --------
                                                   15,247
                                                 --------
 GLASS, CLAY AND STONE PRODUCTS--1.0%
  33,000 Newell Co.                                 1,262
                                                 --------

 Shares  Description                           Value
------------------------------------------------------
 HEALTH SERVICES--4.7%
  53,600 Johnson & Johnson Co.                $  3,209
  34,200 Medtronic, Inc.                         2,531
                                              --------
                                                 5,740
                                              --------
 INDUSTRIAL INSTRUMENTS--0.8%
  12,300 Eastman Kodak Co.                       1,019
                                              --------
 INSURANCE SERVICES--4.0%
  17,300 American International Group, Inc.      2,342
  23,800 MBIA, Inc.                              2,556
                                              --------
                                                 4,898
                                              --------
 OIL AND GAS--1.0%
  10,200 Schlumberger Ltd. ADR                   1,215
                                              --------
 PAPER PRODUCTS--0.9%
  21,000 Kimberly-Clark Corp.                    1,053
                                              --------
 PRINTING AND PUBLISHING--0.6%
  16,700 Time Warner, Inc.                         777
                                              --------
 PROFESSIONAL SERVICES--3.7%
  20,600 Cintas Corp.                            1,277
  14,700 First Data Corp.                          588
  85,000 Olsten Corp.                            1,668
  22,200 Oracle Corp.*                           1,035
                                              --------
                                                 4,568
                                              --------
 RECREATION AND LEISURE SERVICES--3.2%
  51,300 Carnival Corp., Class A                 1,949
  24,000 Disney (The Walt) Co.                   1,965
                                              --------
                                                 3,914
                                              --------
 RETAIL--8.4%
  16,000 Home Depot (The) Inc.                   1,008
  46,700 Kohls Corp.*                            2,516
  15,000 Nike, Inc.*                               855
  81,000 Staples, Inc.*                          1,782
  13,300 Tommy Hilfiger Corp.*                     592
   4,300 Unilever N.V.                             833
  14,000 Walgreen Co.                              655
  70,000 Wal-Mart Stores, Inc.                   2,083
                                              --------
                                                10,324
                                              --------
 TRANSPORTATION PARTS AND EQUIPMENT--1.8%
  20,700 Boeing (The) Co.                        2,179
------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $93,230)           $115,462
------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Shares/
 Principal
  Amount   Description                               Value
------------------------------------------------------------
 OTHER INVESTMENT--3.3%
  48,000   Standard & Poor's Depository Receipt
           Unit Trust, Series: 1                    $  4,086
------------------------------------------------------------
 TOTAL OTHER INVESTMENT (Cost $3,737)               $  4,086
------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.8%
           Bank of Tokyo-Mitsubishi, Grand Cayman
  $2,222   5.750% Due 06/02/97                      $  2,222
------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $2,222)          $  2,222
------------------------------------------------------------
 TOTAL INVESTMENTS--99.6%
  (Cost $99,189)                                    $121,770
------------------------------------------------------------
 Other assets, less liabilities--0.4%                    439
------------------------------------------------------------
 NET ASSETS--100.0%                                 $122,209
------------------------------------------------------------
------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                            Value
----------------------------------------------------------
                      INTERNATIONAL EQUITY INDEX PORTFOLIO
 COMMON STOCKS--95.0%
 AUSTRALIA--2.7%
    200 Aberfoyle Ltd.                        $     1
  1,600 Amcor Ltd.                                 10
    500 Ashton Mining Ltd.                          1
  1,500 Australian National Industries Ltd.         2
    700 Australian Gas Light Co. Ltd.               4
  2,900 Boral Ltd.                                  9
    600 Brambles Industries Ltd.                   11
  5,000 Broken Hill Proprietary Co. Ltd.           72
  1,300 Burns Philp & Co. Ltd.                      2
  1,400 Coca-Cola Amatil Ltd.                      16
  2,700 Coles Myer Ltd.                            13
    800 CRA Ltd.                                   13
  1,600 Crown Ltd.*                                 3
  2,500 CSR Ltd.                                    9
    700 David Jones Ltd.                            1
    200 Delta Gold NL                               0
    700 Email Ltd.                                  2
    200 Faulding (F.H.) & Co. Ltd.                  1
  4,900 Foster's Brewing Group Ltd.                10
    800 Futuris Corp. Ltd.                          1
  2,900 General Property Trust Units                6
  1,500 Gio Australia Holdings Ltd.                 4
  3,000 Goodman Fielder Ltd.                        4
    500 Great Central Mines Ltd.                    1
  1,000 Hardie (James) Industries Ltd.              3
    750 Ici Australia Ltd.                          7
    500 Leighton Holdings Ltd.                      2
    650 Lend Lease Corp. Ltd.                      13
  4,100 M.I.M. Holdings Ltd.                        6
    300 Metal Manufactures Ltd.                     1
  3,700 National Australia Bank                    53
    400 Newcrest Mining Ltd.                        1
  5,000 News Corp. Ltd.                            22
  4,000 Normandy Mining Ltd.                        5
  1,800 North Ltd.                                  7
  2,600 Pacific Dunlop Ltd.                         7
  2,200 Pioneer International Ltd.                  7
    300 Plutonic Resources Ltd.                     1
    600 QBE Insurance Group Ltd.                    4
  1,200 QCT Resources Ltd.                          1
    400 Resolute Ltd.                               1
    400 RGC Ltd.                                    2
    300 Rothmans Holdings Ltd.                      2
  1,300 Santos Ltd.                                 5
    700 Schroders Property Fund                     1
    450 Smith (Howard) Ltd.                         4
    200 Sons of Gwalia Ltd.                         1
  1,500 Southcorp Holdings Ltd.                     6
    600 Stockland Trust Group                       2
    800 TABCORP Holdings Ltd.                       4

 Shares Description                                              Value
-----------------------------------------------------------------------
  2,900 Westfield Trust                                         $     5
  4,500 Westpac Banking Corp. Ltd.                                   24
  2,800 WMC Ltd.                                                     18
                                                                -------
                                                                    411
                                                                -------
 AUSTRIA--0.4%
      5 Austria Mikro Systeme International A.G.                      0
      5 Austrian Airlines Osterreichische Luftverkehrs  A.G.*         1
    144 Bank Austria A.G.                                             9
     12 Bank Austria A.G. (Partial Certificates)                      0
      8 Bau Holdings A.G.                                             1
     28 Bohler-Uddeholm A.G.                                          2
      3 BWT A.G.                                                      0
     74 Creditanstalt-Bankverein                                      4
     18 Ea-Generali A.G.                                              4
     50 Flughafen Wien A.G.                                           2
      6 Lenzing                                                       0
     32 Mayr-Melnhof Karton A.G.                                      2
     24 Oesterreichische Brau-Beteiligungs A.G.                       1
     78 Oesterreichische Elektrizitaetswirtschafts A.G.               6
     68 OMV A.G.                                                      9
     36 Radex-Heraklith Industriebeteiligungs A.G.                    2
     20 Steyr-Daimler-Puch A.G.                                       1
      9 Universale-Bau A.G.                                           0
     38 VA Technologies A.G.                                          7
     18 Wienerberger Baustoffindustrie A.G.                           4
                                                                -------
                                                                     55
                                                                -------
 BELGIUM--1.2%
     50 Barco Industries                                              9
      6 Bekaert N.V.                                                  3
     40 CBR Cementbedrisven                                           4
     98 Delhaize-Le Lion                                              5
    150 Electrabel S.A.                                              34
    100 Fortis A.G.                                                  19
     50 Generale de Banque S.A.                                      20
     50 Gevaert N.V.                                                  4
     50 Groupe Bruxelles Lambert S.A.                                 8
     33 Kredietbank N.V.                                             14
     33 Kredietbank N.V., Rights*                                     0
     60 Petrofina S.A.                                               21
     39 Royale Belge                                                 11
     25 Solvay S.A.                                                  15
     25 Tractebel                                                    11
     50 Union Miniere Group                                           4
                                                                -------
                                                                    182
                                                                -------
 DENMARK--0.9%
     33 Bang & Olufsen Holdings A/S                                   2
     99 Carlsberg A/S, Class A                                        6
     55 Carlsberg A/S, Class B                                        3
      1 D/S 1912, Class B                                            35
    154 Danisco A/S                                                   9
    200 Den Danske Bank                                              19
     20 FLS Industries A/S, Class B                                   3

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                   Value
------------------------------------------------------------
    14  GN Store Nord A/S                            $     2
    66  International Service System A/S, Class B*         2
    20  Nkt Holdings A/S                                   1
   196  Novo-Nordisk A/S                                  21
    48  Det Ostasiatiske Kompagni A/S*                     1
    33  Radiometer A/S, Class B                            2
   116  SAS Danmark A/S                                    1
    15  Sophus Berendsen A/S, Class A                      2
    52  Sophus Berendsen A/S, Class B                      8
    90  Superfos A/S                                       2
   336  Tele Danmark A/S                                  17
   148  Unidanmark A/S, Class A                            8
                                                     -------
                                                         144
                                                     -------
 FINLAND--0.7%
   300  Kemira Oy                                          3
   300  Kesko                                              4
 2,000  Merita Ltd., Class A                               7
   100  Metra Oy, Class A                                  3
   100  Metra Oy, Class B                                  3
   500  Nokia AB, Class A                                 33
   300  Nokia AB, Class K                                 19
   300  Outokumpu Oy, Class A                              6
   100  Pohjola Insurance Group, Class A                   3
    16  Rauma Group                                        0
   100  Sampo Insurance Co. Ltd., Class A                  9
   700  Upm-Kymmene Corp.                                 16
                                                     -------
                                                         106
                                                     -------
 FRANCE--6.4%
   100  Accor S.A.                                        14
   400  Alcatel Alsthom S.A.                              43
   800  AXA-UAP                                           48
   550  Banque Nationale de Paris                         23
    50  Bouygues                                           4
    60  Canal Plus                                        10
   100  Carrefour S.A.                                    66
   100  Casino Guichard-Perrachori                         4
   300  Cie Generale des Eaux                             37
   300  Cie Generale des Eaux Warrants*                    0
    50  Club Mediterranee                                  4
    50  Compagnie Bancaire S.A.                            5
   220  Compagnie de Saint Gobain                         30
   400  Compagnie de Suez                                 20
   275  Compagnie Financiere de Paribas                   18
    25  Compagnie Parisienne de Reescompte                 2
    10  Comptoirs Modernes                                 4
    50  Credit National                                    3
   300  CSF                                                9
   200  Danone                                            30
   700  Elf Aquitaine S.A.                                70
    50  Eridania Beghin-Say S.A.                           7
    20  Essilor International                              5
     5  Eurafrance S.A.                                    2
    10  Groupe Saint Louis                                 2
   200  Havas S.A.                                        14

 Shares Description                               Value
--------------------------------------------------------
    50  Imetal S.A.                              $     7
   200  Lafarage S.A.                                 13
   200  Lagardere S.C.A.                               6
   200  L'Air Liquide                                 31
    70  Legrand S.A.                                  11
   170  L'OREAL                                       62
   220  LVMH Moet Hennessy Louis Vuitton              53
   125  Lyonnaise des Eaux S.A.                       12
   310  Michelin, Class B                             17
    50  Moulinex                                       1
    10  Pathe                                          2
   100  Pernod-Ricard                                  5
   150  Peugeot Citroen                               15
    50  Pinault Printemps-Redoute S.A.                21
    50  Primagaz Cie                                   5
    50  Promodes                                      17
   850  Rhone-Poulenc, Class A                        28
    10  Sagem S.A.                                     5
    50  Salomon                                        4
   300  Sanofi S.A.                                   26
   350  Schneider S.A.                                17
    50  SEFIMEG                                        4
   100  SEITA                                          3
    50  Sidel S.A.                                     4
    25  Simco S.A.                                     2
   100  Societe BIC S.A.                              15
   250  Societe Generale                              28
    50  Societe Technip                                5
    20  Sodexho Alliance S.A.                          9
   600  Total S.A., Class B                           55
   600  Usinor Sacilor                                 9
   150  Valeo S.A.                                     9
                                                 -------
                                                     975
                                                 -------
 GERMANY--8.2%
   100  Adidas A.G.                                   11
   560  Allianz A.G.                                 119
 1,550  BASF A.G.                                     57
 1,800  Bayer A.G.                                    70
   650  Bayer Hypotheken-und Wechsel-Bank A.G.        21
   650  Bayerische Vereinsbank A.G.                   27
   200  Beiersdorf A.G.                               11
    50  CKAG Colonia Konzern A.G.                      5
 1,300  Daimler-Benz A.G.                            100
 1,250  Deutsche Bank A.G.                            69
   800  Deutsche Lufthansa A.G.                       13
 5,500  Deutsche Telekom A.G.                        122
    50  Deutz A.G.*                                    0
   850  Dresdner Bank A.G.                            30
    50  FAG Kugelfischer Georg Schaefer A.G.           1
   100  Heidelbergerzement A.G.                        9
   150  Hochtief A.G.                                  6
    20  Karstadt A.G.                                  7
    20  Linde A.G.                                    14
    50  Man A.G.                                      14
    90  Mannesmann A.G.                               37

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                                       Value
----------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
GERMANY--Continued
    300 Merck KGaA                                       $    12
    250 Metro A.G.                                            27
     50 Muenchener Ruckversicherungs-Gesellschaft A.G.       128
     30 Preussag A.G.                                          8
    850 RWE A.G.                                              36
    150 SAP A.G.                                              27
    150 Schering A.G.                                         15
     50 SGL Carbon A.G.                                        7
  1,400 Siemens A.G.                                          79
     60 Thyssen A.G.                                          14
  1,200 VEBA A.G.                                             68
     50 Viag A.G.                                             23
     80 Volkswagen A.G.                                       52
                                                         -------
                                                           1,239
                                                         -------
 HONG KONG--3.7%
 10,000 Applied International Holdings*                        1
  3,400 Bank of East Asia Ltd.                                12
  7,000 Cathay Pacific Airways                                11
  6,000 Cheung Kong Holdings Ltd.                             61
  6,500 China Light & Power Co. Ltd.                          33
  4,000 Chinese Estates Holdings                               4
  1,000 Dickson Concepts International Ltd                     4
  5,000 Elec & Eltek International Holdings Ltd.               1
  2,000 Giordano International Ltd.                            1
  3,000 Hang Lung Development Co.                              6
  5,000 Hang Seng Bank Ltd.                                   60
  9,200 Hong Kong China Gas Co. Ltd.                          16
 29,600 Hong Kong Telecommunications Ltd.                     66
  2,000 Hong Kong & Shanghai Hotels Ltd.                       3
  8,000 Hopewell Holdings Ltd.                                 4
 10,000 Hutchinson Whampoa Ltd.                               83
  2,000 Hysan Development Co. Ltd.                             7
  1,000 Johnson Electric Holdings Ltd.                         3
  1,000 Kumagai Gum Ltd.                                       1
  1,000 Miramar Hotel & Investment Ltd.                        2
  4,000 New World Development Co. Ltd.                        25
  2,000 Oriental Press Group                                   1
  1,000 Peregrine Investments Holdings Ltd.                    2
  2,000 Playmates Toys Holdings                                0
  6,000 Regal Hotels International                             2
  3,000 Shangri-La Asia Ltd.                                   4
  2,000 Shun Tak Holdings Ltd.                                 1
  2,000 Stelux Holdings                                        0
  4,000 South China Morning Post Holdings Ltd.                 4
  6,000 Sun Hung Kai Properties Ltd.                          74
  4,000 Swire Pacific Ltd.                                    34
  1,000 Tai Cheung Holdings Ltd.                               1
  1,000 Television Broadcasts Ltd.                             4
  5,000 Wharf Holdings Ltd.                                   22
  1,000 Wing Lung Bank                                         6
                                                         -------
                                                             559
                                                         -------

 Shares Description                              Value
-------------------------------------------------------
 IRELAND--0.1%
  1,218 Allied Irish Banks PLC                  $     9
     79 Crean (James) PLC                             0
    682 CRH PLC                                       7
    514 Fyffes PLC                                    1
    334 Greencore Group PLC                           2
    441 Independent Newspapers PLC                    2
    554 Irish Life PLC                                3
    294 Kerry Group PLC                               3
  1,939 Smurfit (Jefferson) Group PLC                 5
  1,294 Waterford Wedgewood PLC                       1
    387 Woodchester Investments PLC                   2
                                                -------
                                                     35
                                                -------
 ITALY--2.8%
  2,000 Assicurazioni Generali                       34
  5,000 Banca Commerciale Italiana                   10
  1,000 Banco Ambrosiano S.p.A.                       2
  1,000 Banco Ambrosiano Veneto S.p.A.                1
  1,000 Banco Popolare di Milano                      5
  1,000 Cementir S.p.A.                               1
  6,000 Credito Italiano                              9
  2,000 Edison S.p.A.                                 9
 20,000 ENI S.p.A.                                  100
  8,000 Fiat S.p.A.                                  26
  2,000 Fiat-RNC S.p.A.                               3
  1,000 Impregilo S.p.A.*                             1
  2,000 Istituto Bancario San Paolo di Torino        12
  2,000 Istituto Mobiliare Italiano S.p.A.           17
 10,000 Istituto Nationale Assicurazioni             14
  2,000 Italgas S.p.A.                                6
  1,000 Magneti Marelli                               2
  3,000 Mediaset S.p.A.*                             13
  1,000 Mediobanca S.p.A.*                            6
 13,000 Montedison S.p.A.                             8
  2,000 Montedison-RNC S.p.A.                         1
  9,000 Olivetti Group*                               3
  4,000 Parmalat Finanziaria S.p.A.                   6
  4,000 Pirelli S.p.A.                                9
  1,000 Riunione Adriatic di Sicurta S.p.A.           8
  1,000 Sirti S.p.A.                                  6
  2,000 Snia BPD S.p.A.                               2
 17,000 Telecom Italia Mobile S.p.A.                 50
  4,000 Telecom Italia Mobile-RNC S.p.A.              7
 17,000 Telecom Italia S.p.A.                        47
  4,000 Telecom Italia-RNC S.p.A.                     9
                                                -------
                                                    427
                                                -------
 JAPAN--29.5%
  1,000 77 Bank                                       9
  2,000 Ajinomoto Co.                                20
  1,000 Amada Co. Ltd.                                8
  1,000 Aoki Corp.*                                   1

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                            Value
-----------------------------------------------------
    200 Arabian Oil Co.                       $     7
  6,000 Asahi Bank Ltd.                            39
  1,000 Asahi Breweries Ltd.                       14
  4,000 Asahi Chemical Industry Co. Ltd.           22
  3,000 Asahi Glass Co. Ltd.                       29
  2,000 Ashikaga Bank Ltd.                          7
    100 Autobacs Seven Co. Ltd.                     7
 12,000 Bank of Tokyo-Mitsubishi Ltd.             208
  3,000 Bank of Yokohama Ltd.                      15
  2,000 Bridgestone Corp.                          45
  1,000 Brother Industries Ltd.                     4
  2,000 Canon, Inc.                                51
  1,000 Casio Computer Co. Ltd.                     8
  2,000 Chiba Bank Ltd.                            10
  1,000 Chichibu Onoda Cement Corp.                 4
  1,000 Chiyoda Corp.*                              5
  1,000 Chugai Pharmaceutical Co. Ltd.              8
  1,000 Citizen Watch Co. Ltd.                      7
  2,000 Cosmo Oil Co. Ltd.                          9
    200 CSK Corp.                                   6
  2,000 Dai Nippon Ink & Chemicals, Inc.            7
  2,000 Dai Nippon Printing Co. Ltd.               40
  1,000 Daicel Chemical Industry Ltd.               4
  1,000 Daido Steel Co. Ltd.                        3
  2,000 Daiei, Inc.                                13
  1,000 Daiichi Pharmaceutical                     17
  1,000 Daikin Industries Ltd.                     10
  1,000 Daimaru, Inc.                               5
    400 Daito Trust Construction Co.                4
  1,000 Daiwa House Industry Co. Ltd.              12
  3,000 Daiwa Securities Co. Ltd.                  22
  1,000 Denki Kagaku Kogyo Kabushiki Kaisha         2
  2,000 Denso Corp.                                50
     11 East Japan Railway Co.                     54
  1,000 Ebara Corp.                                14
  1,000 Eisai Co. Ltd.                             20
    600 Fanuc                                      21
  7,000 Fuji Bank Ltd.                             90
  1,000 Fuji Photo Film Co.                        39
  1,000 Fujikura Ltd.                               9
  1,000 Fujita Corp.                                2
  5,000 Fujitsu Ltd.                               61
  2,000 Furukawa Electric Co. Ltd.                 12
  1,000 Gunma Bank                                  8
  1,000 Gunze Ltd.                                  4
  2,000 Hankyu Corp.                               10
  1,000 Haseko                                      2
  1,000 Hazama Corp.                                2
  1,000 Higo Bank                                   6
  8,000 Hitachi Ltd.                               85
  3,000 Hitachi Zosen Corp.                        11
  2,000 Hokuriku Bank                               7
  2,000 Honda Motor Co. Ltd.                       59
  1,000 Inax                                        7
  6,000 Industrial Bank of Japan                   72

 Shares Description                                 Value
----------------------------------------------------------
 1,000  Isetan                                     $    13
 1,000  Ishihara Sangyo Kaisha                           3
 1,000  Ito-Yokado Co.                                  57
 4,000  Itochu Corp.                                    20
 1,000  Itoham Foods                                     6
 1,000  Iwataini International Corp.                     4
 4,000  Japan Airlines*                                 17
 3,000  Japan Energy Corp.                               8
 1,000  Japan Steel Works*                               2
 2,000  Joyo Bank                                       10
 1,000  JUSCO Co.                                       34
 2,000  Kajima Corp.                                    11
 1,000  Kamigumi Co. Ltd.                                6
 1,000  Kandenko Co. Ltd.                                8
 1,000  Kanebo Ltd.                                      2
 1,000  Kaneka Corp.                                     6
 2,500  Kansai Electric Power Co., Inc.                 47
 1,000  Kansai Paint                                     4
 2,000  Kao Corp.                                       27
 4,000  Kawasaki Heavy Industries Ltd.                  17
 1,000  Kawasaki Kisen Kaisha Ltd.                       2
 8,000  Kawasaki Steel Corp.                            23
 1,000  Keihin Electric Express Railway Co. Ltd.         5
 1,000  Kikkoman Corp.                                   7
 1,000  Kinden Corp.                                    13
 4,000  Kinki Nippon Railway                            24
 3,000  Kirin Brewery Co. Ltd.                          30
 3,000  Komatsu Ltd.                                    23
   100  Konami Co. Ltd.                                  4
 1,000  Konica Corp.                                     6
 1,000  Koyo Seiko Co.                                   8
 1,000  Kuarabo Industries                               3
 4,000  Kubota Corp.                                    18
 2,000  Kumagai Gumi Co. Ltd.                            3
 1,000  Kuraray Co. Ltd.                                10
 1,000  Kureha Chemical Industry                         4
 1,000  Kyowa Hakko Kogyo                                7
 1,000  Lion Corp.                                       4
 4,000  Marubeni Corp.                                  17
 1,000  Maruha Corp.                                     2
 1,000  Marui Co. Ltd.                                  19
 5,000  Matsushita Electric Industrial Co. Ltd.         94
 1,000  Meiji Milk Products Co. Ltd.                     5
 1,000  Meiji Seika                                      5
 1,000  Minebea Co. Ltd.                                10
 6,000  Mitsubishi Chemical Corp.                       18
 4,000  Mitsubishi Corp.                                47
 5,000  Mitsubishi Electric Corp.                       28
 3,000  Mitsubishi Estate Co. Ltd.                      41
 1,000  Mitsubishi Gas Chemical Go.                      4
 8,000  Mitsubishi Heavy Industries Ltd.                58
 3,000  Mitsubishi Materials Corp.                      12
 1,000  Mitsubishi Oil Co. Ltd.                          5
 1,000  Mitsubishi Paper Mills                           4
 2,000  Mitsubishi Rayon Co.                             8

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                                   Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
JAPAN--Continued
  3,000 Mitsubishi Trust & Banking Corp.             $     43
  4,000 Mitsui & Co.                                       35
  2,000 Mitsui Engineering & Shipbuilding Co. Ltd.          4
  2,000 Mitsui Fudosan Co. Ltd.                            25
  2,000 Mitsui Marine & Fire Insurance Co. Ltd.            13
  1,000 Mitsui Mining & Smelting                            4
  3,000 Mitsui O.S.K. Lines Ltd.*                           7
  2,000 Mitsui Toatsu Chemicals, Inc.                       5
  3,000 Mitsui Trust & Banking Co. Ltd.                    23
  1,000 Mitsukoshi Ltd.                                     7
  1,000 Murata Manufacturing Co. Ltd.                      40
  1,000 Mycal Corp.                                        14
  2,000 Nagoya Railroad Co. Ltd.                            8
  1,000 Nankai Electric Railway                             5
  4,000 NEC Corp.                                          56
  1,000 NGK Insulators Ltd.                                10
  1,000 NGK Spark Plug Co.                                 11
  1,000 Nichido Fire & Marine Insurance                     6
  1,000 Nichirei Corp.                                      5
  1,000 Nihon Cement Co. Ltd.                               5
  1,000 Niigata Engineering Co. Ltd.*                       2
  1,000 Nikon Corp.                                        17
  3,000 Nippon Express Co. Ltd.                            23
  1,000 Nippon Fire & Marine Insurance                      5
  1,000 Nippon Light Metal Co.                              4
  1,000 Nippon Meat Packers, Inc.                          12
  3,000 Nippon Oil Co. Ltd.                                15
  2,000 Nippon Paper Industries Co.                        11
  1,000 Nippon Sheet Glass Co. Ltd.                         4
  1,000 Nippon Shinpan Co.                                  3
  1,000 Nippon Shokubai K.K. Co.                            7
 17,000 Nippon Steel Corp.                                 50
  1,000 Nippon Suisan Kaisha Ltd.*                          3
  3,000 Nippon Yusen Kabushiki Kaisha                      12
  1,000 Nishimatsu Construction                             7
  6,000 Nissan Motor Co. Ltd.                              40
  1,000 Nisshinbo Industries, Inc.                          9
  9,000 NKK Corp.                                          18
  1,000 NOF Corp.                                           4
  5,000 Nomura Securities Co. Ltd.                         59
  1,000 NSK Ltd.                                            7
  1,000 NTN Corp.                                           5
  2,000 Obayashi Corp.                                     12
  2,000 Odakyu Electric Railway                            11
  3,000 Oji Paper Co. Ltd.                                 17
  1,000 Okumura Corp.                                       5
  1,000 Olympus Optical Co. Ltd.                            9
  1,000 Omron Corp.                                        20
  1,000 Orient Corp.                                        3
  6,000 Osaka Gas Co. Ltd.                                 16
    100 Oyo Corp.                                           4
  1,000 Penta-Ocean Construction                            3
  1,000 Renown, Inc.*                                       2

 Shares Description                         Value
---------------------------------------------------
 9,000  Sakura Bank Ltd.                   $     54
 1,000  Sankyo Aluminium Industry Co.             3
 1,000  Sankyo Co. Ltd.                          32
 1,000  Sanwa Shutter Corp.                       9
 5,000  Sanyo Electric Co.                       21
 1,000  Sapporo Breweries Ltd.                    8
 1,000  Sato Kogyo                                2
   300  Sega Enterprises                         10
 1,000  Seiyu Ltd.                                8
 1,000  Sekisui Chemical Co. Ltd.                10
 2,000  Sekisui House Ltd.                       20
 3,000  Sharp Corp.                              39
 2,000  Shimizu Corp.                            12
 1,000  Shin-Etsu Chemical Co. Ltd.              25
 1,000  Shionogi & Co.                            7
 1,000  Shiseido Co. Ltd.                        15
 2,000  Shizuoka Bank                            19
 3,000  Showa Denko K.K.                          8
 1,000  Snow Brand Milk Products                  5
 1,000  Sony Corp.                               84
 8,000  Sumitomo Bank Ltd.                      111
 4,000  Sumitomo Chemicals Co.                   17
 3,000  Sumitomo Corp.                           27
 2,000  Sumitomo Electric Industries             31
 2,000  Sumitomo Heavy Industries Ltd.            7
 2,000  Sumitomo Marine & Fire Insurance         15
 8,000  Sumitomo Metal Industries                20
 1,000  Sumitomo Metal Mining Co.                 7
 1,000  Sumitomo Osaka Cement Co. Ltd.            3
 3,000  Taisei Corp.                             13
 1,000  Taisho Pharmaceutical Co.                25
 1,000  Takara Shuzo                              7
 1,000  Takashimaya Co. Ltd.                     13
 2,000  Takeda Chemical Industries               51
 2,000  Teijin Ltd.                               8
 1,000  Teikoku Oil Co. Ltd.                      5
 1,000  Toa Corp.                                 4
 2,000  Tobu Railway Co.                          9
   100  Toho Co.                                 16
 1,300  Tohoku Electric Power                    22
 5,000  Tokai Bank                               41
 4,000  Tokio Marine & Fire Insurance            47
 3,400  Tokyo Electric Power Co.                 65
 7,000  Tokyo Gas Co. Ltd.                       18
   400  Tokyo Steel Manufacturing                 5
 1,000  Tokyo Tatemono Co. Ltd.                   5
 1,000  Tokyotokeiba                              3
 3,000  Tokyu Corp.                              17
 2,000  Toppan Printing Co. Ltd.                 27
 4,000  Toray Industries, Inc.                   27
 2,000  Tosoh Corp.                               7
 1,000  Tostem Corp.                             27
 1,000  Toto Ltd.                                11
 1,000  Toyo Seikan Kaisha                       19
 2,000  Toyobo Ltd.                               5
 1,000  Toyoda Automatic Loom Works              22

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                 Value
------------------------------------------------------------
   9,000 Toyota Motor Corp.                         $    258
   1,000 Tsubakimoto Chain                                 6
   2,000 Ube Industries Ltd.                               6
   1,000 Unitika Ltd.*                                     2
   1,000 Yamaguchi Bank                                   14
   1,000 Yamaha Corp.                                     19
   3,000 Yamaichi Securities Co. Ltd.                      8
   1,000 Yamanouchi Pharmaceutical Co. Ltd.               25
   1,000 Yamato Transport Co. Ltd.                        12
   1,000 Yamazaki Baking Co. Ltd.                         17
   3,000 Yasuda Trust & Banking                            9
   1,000 Yokogawa Electric                                 8
                                                    --------
                                                       4,477
                                                    --------
 MALAYSIA--2.2%
   1,000 AMMB Holdings Berhad                              6
   2,000 Amsteel Corp. Berhad                              2
   1,000 Antah Holdings Berhad                             1
   1,000 Aokam Perdana Berhad*                             1
   1,000 Berjaya Group Berhad                              1
   1,000 Berjaya Leisure Berhad                            3
   2,000 Commerce Asset Holdings Berhad                    6
     400 Commerce Asset Holdings Berhad Rights*            0
     250 Commerce Asset Holdings Berhad Warrants*          0
   1,000 DCB Holdings Berhad                               3
   1,000 Edaran Otomobil Nasional Berhad                   9
   1,000 Ekran Berhad                                      2
   1,000 Golden Hope Plantations Berhad                    2
   1,000 Golden Plus Holdings Berhad                       2
   1,000 Guinness Anchor Berhad                            2
     666 Guolene Paper Products Berhad Rights*             0
   1,000 Highlands & Lowlands Berhad                       2
   1,000 Hong Leong Industries Berhad                      3
   1,000 Hong Leong Properties Berhad                      1
   1,000 Hume Industries Berhad                            5
   1,000 Idris Hydraulic Berhad*                           1
   1,000 IGB Corp. Berhad                                  1
   1,000 IOI Corp. Berhad                                  1
   1,000 Jaya Tiasa Holdings Berhad                        5
   1,000 Johan Holdings Berhad                             1
   1,000 Kedah Cement Holdings Berhad                      1
   1,000 Kemayan Corp. Berhad                              1
   1,000 Kian Joo Can Factory Berhad                       4
   1,000 Kuala Lumpur Kepong Berhad                        3
   1,000 Land and General Berhad                           1
   1,000 Landmarks                                         1
   1,000 Leader Universal Holdings Berhad                  2
   2,000 Magnum Corp. Berhad                               3
   2,800 Malayan Banking Berhad                           30
   1,000 Malayan Cement Berhad                             2
   2,000 Malayan United Industries Berhad                  1
   1,000 Malayawata Steel Berhad                           2
   3,000 Malaysia International Shipping Berhad            7
   1,000 Malaysia Mining Corp. Berhad                      1
   1,000 Malaysian Airline System Berhad                   2
   1,000 Malaysian Mosaics Berhad                          1

 Shares  Description                                        Value
------------------------------------------------------------------
   1,000 Malaysian Oxygen Berhad                           $     5
   1,000 Malaysian Pacific Industries                            4
   1,000 Malaysian Resources Corp. Berhad                        3
   1,000 MBF Capital Berhad                                      2
   1,000 Metroplex Berhad                                        1
   1,000 Mulpha International Berhad                             1
   1,000 Multi-Purpose Holdings                                  2
   1,000 Mycom Berhad                                            1
   1,000 Nestle Berhad                                           7
   1,000 New Straits Times Press Berhad                          6
   1,000 Oriental Holdings Berhad                                8
   1,000 Palmco Holdings Berhad                                  1
   1,000 Pan-Malaysia Cement Works Berhad                        1
   1,000 Perlis Plantations Berhad                               3
   1,000 Perlis Plantations Berhad Rights*                       2
   1,000 Perusahaan Otomolbil Nasional Berhad                    5
   1,000 Petaling Garden Berhad                                  2
   1,000 Pilecon Engineering Berhad                              2
   1,000 Promet Berhad*                                          1
   2,000 Public Bank Berhad                                      3
   1,000 R.J. Reynolds Berhad                                    3
   1,000 Rashid Hussain Berhad                                   6
   2,000 Resorts World Berhad                                    7
     400 Roghmans of Pall Mall Berhad                            4
   1,000 Selangor Properties Berhad                              1
   1,000 Shell Refining Co. Berhad                               3
   6,000 Sime Darby Berhad                                      20
   1,000 Sungei Way Holdings Berhad                              2
   1,000 Ta Enterprise Berhad                                    1
   1,000 Tan Chong Motor Holdings Berhad                         2
   1,000 Technology Resources Industries Berhad*                 2
   5,000 Telekom Malaysia Berhad                                37
   8,000 Tenaga Nasional Berhad                                 37
   1,000 Time Engineering Berhad                                 2
   1,000 UMW Holdings Berhad                                     5
   2,000 United Engineers Malaysia Ltd.                         16
   1,000 YTL Corp. Berhad                                        4
                                                           -------
                                                               334
                                                           -------
 NETHERLANDS--4.8%
   3,440 ABN AMRO Holdings N.V.                                 64
     168 Akzo Nobel                                             22
      59 Assurantieconcern Stad Rotterdam anno 1720 N.V.         3
   1,668 Elsevier N.V.                                          28
     157 Getronics N.V.                                          5
     126 Heineken N.V.                                          21
       6 Hollandsche Beton Groep N.V.                            1
      48 IHC Caland N.V.                                         3
   1,969 ING Groep N.V.                                         87
     166 KLM Royal Dutch Airlines N.V.                           5
     422 Koninklijke Ahold N.V.                                 32
      58 Koninklijke Hoogovens N.V.                              3
     185 Koninklijke KNP BT N.V.                                 4
      23 Koninklijke Nedlloyd N.V.                               1
      56 Koninklijke Pakhoed N.V.                                2

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                           Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
NETHERLANDS--Continued
  1,172 Koninklijke PTT Nederland N.V.       $    41
     36 Oce-Van Der Grinten N.V.                   5
    883 Philips Electronics N.V.                  48
  1,343 Royal Dutch Petroleum Co.                260
     54 Stork N.V.                                 2
    401 Unilever N.V.                             77
    170 Wolters Kluwer N.V.                       21
                                             -------
                                                 735
                                             -------
 NEW ZEALAND--0.4%
  7,000 Brierley Investments Ltd.                  6
  4,400 Carter Holt Harvey Ltd.                   10
    200 Fisher & Paykel Industries Ltd.            1
    800 Fletcher Challenge Building                2
  1,000 Fletcher Challenge Energy                  3
  2,000 Fletcher Challenge Forests                 3
  2,000 Fletcher Challenge Paper                   5
  1,400 Lion Nathan Ltd.                           4
  4,800 Telecom Corp. of New Zealand Ltd.         23
                                             -------
                                                  57
                                             -------
 NORWAY--0.5%
    200 Aker RGI ASA                               4
     40 Aker RGI ASA, Class B                      1
    100 Bergesen d.y. ASA, Class A                 2
    100 Bergesen d.y. ASA, Class B                 2
  1,400 Christiania Bank Og Kreditkasse            5
    100 Dyno Industrier ASA                        2
    100 Elkem ASA                                  2
    200 Hafslund ASA                               1
    100 Kvaerner ASA                               6
    100 Leif Hoegh & Co. ASA                       2
    200 NCL Holdings ASA*                          1
    600 Norsk Hydro ASA                           30
    100 Norske Skogindustrier ASA                  3
    200 Nycomed ASA, Class A                       3
    100 Nycomed ASA, Class B                       1
    100 Orkla ASA, Class A                         9
    100 Petroleum Geo-Services ASA*                4
    700 Storebrand ASA*                            5
                                             -------
                                                  83
                                             -------
 SINGAPORE--1.0%
  1,000 City Developments Ltd.                     9
  1,000 Comfort Group Ltd.                         1
  1,000 Cycle & Carriage Ltd.                     10
  2,000 DBS Land Ltd.                              7
  1,000 Development Bank of Singapore Ltd.        12
  1,000 First Capital Corp. Ltd.                   3
  1,000 Fraser & Neave Ltd.                        8
  1,000 Goldtron Ltd.                              1
  1,000 Hai Sun Hup Group Ltd.                     1
  1,000 Hotel Properties Ltd.                      2
  2,000 IPC Corp.                                  1

 Shares Description                                                  Value
---------------------------------------------------------------------------
  1,000 Keppel Corp. Ltd.                                           $     5
    250 Keppel Corp. Ltd., Class A *                                      1
  1,000 Lum Chang Holdings Ltd.                                           1
  1,000 NatSteel Ltd.                                                     3
  1,000 Neptune Orient Lines Ltd.                                         1
  1,000 Overseas Chinese Banking Corp. Ltd.                              12
  1,000 Parkways Holdings Ltd.                                            5
  1,000 Singapore Airlines Ltd.                                           8
  1,000 Singapore Press Holdings Ltd.                                    20
  1,000 Singapore Technologies Industrial Corp.                           3
 11,000 Singapore Telecommunications Ltd.                                20
  1,000 Straits Trading Co. Ltd.                                          2
  2,000 United Industrial Corp. Ltd.                                      1
  1,000 United Overseas Bank Ltd.                                        10
  1,000 United Overseas Land Ltd.                                         1
                                                                    -------
                                                                        148
                                                                    -------
 SPAIN--2.3%
     25 Acerinox S.A.                                                     4
    325 Corporacion Bancaria de Espana S.A.                              16
    500 Autopistas Concesionaria ESP                                      6
    400 Banco Santander S.A.                                             34
    562 Banco Bilbao Vizcaya S.A.                                        40
    410 Banco Central Hispanoamericano                                   13
     25 Corporacion Financiera Alba                                       3
     69 Corporacion Mapfre                                                4
    105 Dragados & Construcciones S.A.                                    2
    100 Ebro Agricolas Compania de Alimentacion S.A.                      2
    650 Empresa Nacional de Electricidad S.A.                            50
     25 Fomenta de Construcciones S.A.                                    3
    100 Gas Natural SDG S.A., Class E                                    19
  2,278 Iberdrola S.A.                                                   28
     50 Inmobiliaria Metropolitana Vasco Central S.A.                     2
     25 Portland Valderrivas S.A.                                         2
    150 Prosegur CIA de Seguridad S.A.                                    2
    750 Repsol S.A.                                                      31
     63 Sarrio S.A.                                                       0
    100 Sociedade General de Aguas de Barcelona S.A.                      4
     75 Tabacalera S.A.                                                   4
  2,351 Telefonica de Espana                                             68
    762 Union Electrica Fenosa S.A.                                       7
    100 Uralita S.A.                                                      1
    100 Vallehermoso S.A.                                                 3
     50 Viscofan Industria Navarra de Envolturas Celulosicas S.A.         1
     25 Zardoya Otis S.A.                                                 3
                                                                    -------
                                                                        352
                                                                    -------
 SWEDEN--2.4%
  2,000 ABB AB, Class A                                                  27
  1,000 ABB AB, Class B                                                  14
    300 AGA AB, Class A                                                   4
    200 AGA AB, Class B                                                   3
  3,466 Astra AB, Class A                                                56
    800 Astra AB, Class B                                                12
    300 Atlas Copco AB, Class A                                           8

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                                    Value
-----------------------------------------------------------------------------
    100 Atlas Copco AB, Class B                                       $     3
    184 Electrolux AB, Class B                                             11
     92 Granges AB*                                                         1
    500 Hennes & Mauritz AB, Class B                                       16
    100 Scancem AB, Class A                                                 4
    200 Securitas AB, Class B                                               5
    239 Skandia Forsakrings AB                                              8
  1,300 Skandinaviska Enskilda Banken, Class A                             14
    300 Skanska AB, Class B                                                12
    300 Skanska AB, Rights*                                                 0
    100 SKF AB, Class A                                                     2
    115 SKF AB, Class B                                                     3
    700 Stora Kopparbergs Bergslags Aktiebolag, Class A                    10
    100 Stora Kopparbergs Bergslags Aktiebolag, Class B                     1
    500 Svenska Cellulosa AB, Class B                                      11
    500 Svenska Handelsbanken, Class A                                     14
  1,000 Swedish Match AB                                                    3
  2,400 Telefonaktiebolaget LM Ericsson, Class B                           85
    200 Trelleborg AB, Class B                                              3
    300 Volvo AB, Class A                                                   8
    300 Volvo AB, Class A, Rights*                                          0
    800 Volvo AB, Class B                                                  22
    800 Volvo AB, Class B, Rights*                                          0
                                                                      -------
                                                                          360
                                                                      -------
 SWITZERLAND--6.2%
     20 ABB A.G. (Bearer)*                                                 28
     25 Adecco S.A.                                                         9
     10 Alusuisse-Lonza Holdings A.G. (Registered)                          9
    450 Credit Suisse Group (Registered)                                   57
     10 Holderbank Financiere Glarus A.G., Class B                          9
     25 Holderbank Financiere Glarus A.G. (Registered)                      4
    100 Nestle S.A. (Registered)                                          124
     20 Novartis A.G. (Bearer)                                             27
    160 Novartis A.G. (Registered)                                        217
      5 Roche Holdings A.G. (Bearer)                                       66
     18 Roche Holdings A.G. (Genusss)                                     160
    200 Schweizerischer Bankverein (Registered)*                           48
      5 SGS Societe Generale de Surveillance Holdings S.A., Class B        11
     10 SMH A.G. (Bearer)                                                   6
     40 Swiss Re (Registered)                                              54
     60 Union Bank of Switzerland (Bearer)                                 66
     50 Union Bank of Switzerland (Registered)                             11
    100 Zurich Versicherungsgesellschaft (Registered)                      37
                                                                      -------
                                                                          943
                                                                      -------
 UNITED KINGDOM--18.6%
  4,000 Abbey National PLC                                                 58
  1,000 Anglian Water PLC                                                  11
  1,000 Argos PLC                                                          10
  2,000 Arjo Wiggins Appleton PLC                                           6
  2,000 Associated British Foods PLC                                       19
  3,788 Barclays PLC                                                       74
  2,217 Bass PLC                                                           29
  7,755 B.A.T. Industries PLC                                              70

 Shares  Description                           Value
-----------------------------------------------------
   1,000 BBA Group PLC                        $     5
  11,000 BG PLC                                    37
   1,000 BICC Group PLC                             3
   2,000 Blue Circle Industries PLC                14
   1,212 BOC Group PLC                             20
   2,265 Boots Co. PLC                             26
   1,000 BPB PLC                                    6
  14,187 British Petroleum Co. PLC                168
   1,000 British Aerospace PLC                     20
   3,000 British Airways PLC                       35
   1,000 British Land Co. PLC                      10
   4,000 British Sky Broadcasting Group PLC        38
   4,000 British Steel PLC                         10
  15,766 British Telecommunications PLC           114
  10,069 BTR PLC                                   33
   1,000 Burmah Castrol PLC                        17
   6,000 Cable & Wireless PLC                      49
   2,490 Cadbury Schweppes PLC                     22
     900 Caradon PLC                                3
   1,000 Carlton Communications PLC                 9
  11,000 Centrica PLC*                             12
   1,000 Coats Viyella PLC                          2
   2,000 Commercial Union PLC                      22
     727 Courtaulds PLC                             4
   1,000 De La Rue PLC                              8
   1,000 Electrocomponents PLC                      7
   1,080 EMI Group PLC                             21
   1,000 English China Clays PLC                    3
   1,000 FKI PLC                                    3
   6,924 General Electric Co. PLC                  39
     877 GKN PLC                                   15
   9,000 Glaxo Wellcome PLC                       180
   2,000 Granada Group PLC                         28
   5,000 Grand Metropolitan PLC                    46
   1,000 Great Portland Estates PLC                 4
   3,000 Great Universal Stores PLC                32
   2,000 Guardian Royal Exchange PLC                9
   4,830 Guiness PLC                               45
   1,000 Hammerson PLC                              8
   2,000 Hanson PLC                                10
   1,000 Harrisons & Crosfield PLC                  2
   1,000 Hepworth PLC                               4
   4,000 HSBC Holdings PLC                        119
   2,000 HSBC Holdings PLC (75P)                   62
   1,000 IMI PLC                                    6
   2,000 Imperial Chemical Industries PLC          27
   1,000 Johnson Matthey PLC                        8
   2,000 Kingfisher PLC                            23
   3,000 Ladbroke Group PLC                        11
   1,290 Land Securities Group PLC                 19
   2,000 LASMO PLC                                  8
   3,000 Legal & General Group PLC                 22
  13,419 Lloyds TSB Group PLC                     135
   1,403 Lonrho PLC                                 3
   3,000 LucasVarity PLC                            9
   7,068 Marks & Spencer PLC                       59
     964 MEPC PLC                                   8

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                                     Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
UNITED KINGDOM--Continued
 4,000  National Grid Group PLC                        $    15
 3,000  National Power PLC                                  27
 1,000  Next PLC                                            12
 1,519  Peninsular and Oriental Steam Navigation Co.        16
 1,424  Pearson PLC                                         17
 1,800  Pilkington PLC                                       4
 1,000  Provident Financial PLC                             10
 5,000  Prudential Corp. PLC                                50
 1,000  Racal Electronics PLC                                4
 1,000  Railtrack Group PLC (Partial Paid)                   7
 2,000  Rank Group PLC                                      14
 1,000  Redland PLC                                          5
 2,832  Reed International PLC                              28
 4,000  Reuters Holdings PLC                                45
 1,000  Rexam PLC                                            5
 1,000  RMC Group PLC                                       15
 4,000  Rolls-Royce PLC                                     16
 2,000  Royal Bank Scotland Group PLC                       20
 4,000  Royal & Sun Alliance Insurance Group PLC            30
 2,680  RTZ Corp. PLC                                       46
 1,000  Rugby Group PLC                                      2
 3,000  Safeway PLC                                         18
 4,597  Sainsbury (J) PLC                                   26
 2,000  Scottish & Newcastle PLC                            23
 3,000  Scottish Power PLC                                  19
 2,728  Sears PLC                                            3
 1,000  Sedgwick Group PLC                                   2
 1,000  Slough Estates PLC                                   5
 7,000  SmithKline Beecham PLC                             120
 1,000  Smiths Industries PLC                               13
 1,000  Southern Electric PLC                                7
 1,000  T&N PLC                                              2
 1,661  Tarmac PLC                                           3
 1,000  Tate & Lyle PLC                                      7
 1,000  Taylor Woodrow PLC                                   3
 5,414  Tesco PLC                                           33
 1,000  Thames Water PLC                                    11
 1,000  Thorn PLC                                            3
 1,000  TI Group PLC                                         9
   426  Unigate PLC                                          3
 2,042  Unilever PLC                                        55
   950  United Biscuits Holdingsss PLC                       3
 1,000  United Utilities PLC                                11
 1,000  Vickers PLC                                          4
 8,000  Vodafone Group PLC                                  35
 1,666  Williams PLC                                         8
 1,000  Willis Corroon                                       2
 1,000  Wimpey (George) PLC                                  2
 1,000  Wolseley PLC                                         8
 2,000  Zeneca Group PLC                                    61
                                                       -------
                                                         2,826
---------------------------------------------------------------
 TOTAL COMMON STOCK (Cost $13,323)                     $14,448
---------------------------------------------------------------

 Shares  Description                             Value
-------------------------------------------------------
 PREFERRED STOCK--0.4%
 AUSTRALIA--0.1%
   3,800 News Corp. Ltd.                        $    14
   1,000 Sydney Harbour Casino Holdings Ltd.*         2
                                                -------
                                                     16
                                                -------
 AUSTRIA--0.0%
       4 Bau Holdings A.G.--Vorzug                    0
      12 Bank Austria A.G.--Vorzug                    1
      42 Creditanstalt-Bankverein--Vorzug             2
                                                -------
                                                      3
                                                -------
 GERMANY--0.3%
     400 RWE A.G.--Non Voting                        14
     100 SAP A.G.--Vorzug                            18
                                                -------
                                                     32
                                                -------
 ITALY--0.0%
   2,000 Fiat S.p.A.                                  3
-------------------------------------------------------
 TOTAL PREFERRED STOCK (Cost $52)               $    54
-------------------------------------------------------
 OTHER--3.6%
 WORLD EQUITY BENCHMARK SHARES(WEBS)--3.6%
 AUSTRALIA--0.1%
   1,500 WEBS Index Series--Australia           $    17
                                                -------
 AUSTRIA--0.0%
     100 WEBS Index Series--Austria                   1
                                                -------
 BELGIUM--0.0%
     300 WEBS Index Series--Belgium                   5
                                                -------
 FRANCE--0.3%
   2,600 WEBS Index Series--France                   38
                                                -------
 GERMANY--0.3%
   3,200 WEBS Index Series--Germany                  52
                                                -------
 HONG KONG--0.1%
   1,200 WEBS Index Series--Hong Kong                19
                                                -------
 ITALY--0.1%
   1,000 WEBS Index Series--Italy                    15
                                                -------
 JAPAN--1.2%
  13,400 WEBS Index Series--Japan*                  179
                                                -------
 MALAYSIA--0.1%
     900 WEBS Index Series--Malaysia                 12
                                                -------
 NETHERLANDS--0.2%
   1,200 WEBS Index Series--Netherlands              26
                                                -------
 SINGAPORE--0.0%
     500 WEBS Index Series--Singapore                 6
                                                -------
 SPAIN--0.1%
     700 WEBS Index Series--Spain                    14
                                                -------
 SWEDEN--0.1%
     700 WEBS Index Series--Sweden                   12
                                                -------
 SWITZERLAND--0.2%
   2,500 WEBS Index Series--Switzerland              36
                                                -------
 UNITED KINGDOM--0.8%
   6,900 WEBS Index Series--United Kingdom          115
-------------------------------------------------------
 TOTAL OTHER (Cost $507)                        $   547
-------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
  Amount   Description                                Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 SHORT-TERM INVESTMENT--0.4%
           Bank of Tokyo--Mitsubishi, Grand Cayman
 $     65    5.750% Due 06/02/97                     $    65
---------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $65)              $    65
---------------------------------------------------------------
 TOTAL INVESTMENTS--99.4%
  (Cost $13,947)                                     $15,114
---------------------------------------------------------------
 Other assets, less liabilities--0.6%                     85
---------------------------------------------------------------
 NET ASSETS--100.0%                                  $15,199
---------------------------------------------------------------

--------------------------------------------------------------------------------

*Non-income producing security.

At May 31, 1997 the Portfolio's investments, excluding the short-term investment, were diversified as follows:

Industry/Sector
-------------------------
Auto                 4.5%
Banks               14.2
Capital Goods        8.0
Consumer Goods      14.3
Energy/Utilities    10.3
Financial Services   8.7
Medical              6.5
Multi-Industry      10.8
Raw Materials        8.2
Retail               4.1
Transportation       2.5
Other                7.9
-------------------------
Total              100.0%
-------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                                    Value
-------------------------------------------------------------------
                         INTERNATIONAL GROWTH PORTFOLIO
 COMMON STOCKS--92.9%
 AUSTRALIA--2.9%
 475,000 Foster's Brewing Group Ltd.                   $    933
 305,000 News Corp. Ltd.                                  1,354
 200,000 WMC Ltd.                                         1,292
                                                       --------
                                                          3,579
                                                       --------
 AUSTRIA--0.8%
   6,000 VA Technologies A.G.                             1,058
                                                       --------
 CZECH REPUBLIC--0.5%
  90,000 Czechoslovakia & Slovak
          Investment Corp.*                                 608
  12,000 Czechoslovakia & Slovak
          Investment Corp. Warrants*                          8
                                                       --------
                                                            616
                                                       --------
 FINLAND--0.3%
   6,000 Nokia Corp. ADR                                    396
                                                       --------
 FRANCE--6.7%
  14,000 Alcatel Alsthom S.A.                             1,519
  14,000 AXA-UAP                                            839
  12,000 Cie Generale des Eaux                            1,479
  12,000 Cie Gererale des Eaux Warrants*                      8
  18,000 Elf Aquitaine S.A.                               1,803
  25,000 Lafarge S.A.                                     1,601
  40,000 Lagardere S.C.A.                                 1,179
                                                       --------
                                                          8,428
                                                       --------
 GERMANY--8.2%
   6,500 Allianz A.G.                                     1,378
  50,000 Commerzbank A.G.                                 1,472
  15,000 Daimler-Benz A.G.                                1,157
  20,000 Deutsche Telekom A.G.                              444
  30,000 Deutsche Telekom A.G. ADR                          682
  33,000 Siemens A.G.                                     1,864
  32,000 VEBA A.G.                                        1,812
   2,200 Volkswagen A.G.                                  1,424
                                                       --------
                                                         10,233
                                                       --------
 HONG KONG--3.5%
 335,000 China Light & Power Co.                          1,677
 175,000 Hutchison Whampoa Ltd.                           1,457
 270,000 Wharf Holdings Ltd.                              1,209
                                                       --------
                                                          4,343
                                                       --------
 INDONESIA--1.0%
  40,000 PT Indosat ADR                                   1,195
                                                       --------
 ITALY--3.2%
  85,000 Assicurazioni Generali                           1,457
 250,000 ENI S.p.A.                                       1,249
 250,000 Stet Societa' Finanziaria Telefonica S.p.A.      1,263
                                                       --------
                                                          3,969
                                                       --------

  Shares  Description                                 Value
-------------------------------------------------------------
 JAPAN--31.2%
  230,000 Asahi Bank Ltd.                            $  1,502
   50,000 Bank Of Tokyo-Mitsubishi Ltd.                   867
   55,000 Canon, Inc.                                   1,392
   15,000 Forval Corp.                                    398
  110,000 Fujitsu Ltd.                                  1,340
   70,000 Isetan                                          901
  375,000 Ishikawajima-Harima Heavy Industries Co.      1,461
  350,000 Isuzu Motors Ltd.                             1,343
  395,000 Itochu Corp.                                  2,010
  335,000 Kawasaki Steel Corp.                            983
   30,000 Matsumotokiyoshi                              1,187
   60,000 Matsushita Electric Industrial Co. Ltd.       1,128
  130,000 Minebea Co. Ltd.                              1,272
   70,000 Mitsubishi Estate Co. Ltd.                      955
  140,000 Mitsui & Co.                                  1,237
   32,000 Murata Manufacturing Co. Ltd.                 1,266
   12,000 Nichii Gakkan Co.                               638
   40,000 Nikon Corp.                                     676
   18,000 Nintendo Corp. Ltd.                           1,406
      150 Nippon Telegraph & Telephone Corp.            1,429
    1,500 Nippon Television Network                       598
  105,000 Nissan Motor Co. Ltd.                           696
   90,000 Nomura Securities Co. Ltd.                    1,066
  185,000 Oji Paper Co. Ltd.                            1,068
   20,000 Promise Co., Ltd.                               961
  100,000 Ricoh Co. Ltd.                                1,313
   15,000 Sony Corp.                                    1,263
  150,000 Sumitomo Corp.                                1,326
   40,000 Sumitomo Electric Industries                    628
  110,000 Sumitomo Marine & Fire Insurance                831
  225,000 Sumitomo Realty & Developement Co. Ltd.       1,767
   40,000 Takeda Chemical Industries                    1,013
   10,000 TDK Corp.                                       767
   50,000 Toyota Motor Corp.                            1,433
   45,000 Uny Co. Ltd.                                    884
                                                     --------
                                                       39,005
                                                     --------
 MALAYSIA--0.0%
      500 Genting Berhad                                    3
                                                     --------
 MEXICO--1.1%
  425,000 Cifra S.A. ADR                                  701
   25,000 Panamerican Beverages, Inc.                     725
                                                     --------
                                                        1,426
                                                     --------
 NETHERLANDS--3.0%
   40,000 ING Groep N.V.                                1,770
   35,000 Vendex International N.V.                     1,966
                                                     --------
                                                        3,736
                                                     --------
 NORWAY--1.1%
   70,000 Saga Petroleum A.S.A.                         1,412
                                                     --------
 SINGAPORE--0.9%
   90,000 Development Bank of Singapore Ltd.            1,127
                                                     --------
 SOUTH AFRICA--1.1%
   45,000 Nedcor Ltd.                                     876
   20,000 South African Breweries Ltd.                    568
                                                     --------
                                                        1,444
                                                     --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  Shares  Description                              Value
----------------------------------------------------------
 SOUTH KOREA--0.0%
      368 Daewoo Corp.                            $      3
                                                  --------
 SPAIN--2.5%
   12,000 Banco Santander S.A.                       1,025
   20,000 Repsol S.A. ADR                              843
   14,000 Telefonica de Espana ADR                   1,223
                                                  --------
                                                     3,091
                                                  --------
 SWITZERLAND--5.6%
   14,000 Credit Suisse Group A.G.                   1,759
    1,400 Nestle S.A.                                1,742
    1,100 Novartis A.G.                              1,493
    5,500 Zurich Versicherungsgesellschaft           2,022
                                                  --------
                                                     7,016
                                                  --------
 UNITED KINGDOM--18.2%
  250,000 British Telecommunications PLC             1,810
  475,000 BTR PLC                                    1,543
  200,000 Cable & Wireless PLC                       1,633
  120,000 General Electric Co. PLC                     684
   40,000 Glaxo Wellcome PLC ADR                     1,610
  200,000 Grand Metropolitan PLC                     1,858
  435,000 Ladbroke Group PLC                         1,637
  325,000 National Grid Group PLC                    1,204
  150,000 National Westminster Bank PLC              1,827
  150,000 Pearson PLC                                1,761
  220,000 Rank Group PLC                             1,544
   75,000 RTZ Corp. PLC                              1,287
  450,000 Tomkins PLC                                1,958
   35,000 Vodafone Group PLC ADR                     1,562
   70,000 United Utilities PLC                         801
                                                  --------
                                                    22,719
                                                  --------
 UNITED STATES--1.1%
   40,000 Pharmacia & Upjohn, Inc.                   1,385
----------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $106,014)              $116,184
----------------------------------------------------------
 PREFERRED STOCKS--1.1%
 BRAZIL--1.1%
    5,000 Telecomunicacoes Brasileiras S.A. ADR   $    687
   20,000 Uniao de Bancos Brasileiros S.A. GDR*        690
----------------------------------------------------------
 TOTAL PREFERRED STOCKS (Cost $1,101)             $  1,377
----------------------------------------------------------
 OTHER--0.8%
   75,000 The Korea Fund, Inc.                    $  1,031
----------------------------------------------------------
 TOTAL OTHER (Cost $1,104)                        $  1,031
----------------------------------------------------------

Principal
 Amount    Description                             Value
----------------------------------------------------------
SHORT-TERM INVESTMENT--2.9%
           Bank of Tokyo-Mitsubishi, Grand Cayman
$  3,593     5.75% Due 06/02/97                   $  3,593
----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 (Cost $3,593)                                    $  3,593
----------------------------------------------------------
TOTAL INVESTMENTS--97.7%
 (Cost $111,812)                                  $122,185
----------------------------------------------------------
Other assets, less liabilities--2.3%                 2,922
----------------------------------------------------------
NET ASSETS--100.0%                                $125,107
----------------------------------------------------------
----------------------------------------------------------

*Non-income producing security.

At May 31, 1997 the Portfolio's investments, excluding the short-term investment, were diversified as follows:

Industry/Sector
--------------------------
Auto                  3.0%
Basic Industry       15.7
Capital Goods         8.6
Consumer Goods       17.6
Financial Services   18.6
Medical               5.2
Real Estate           3.3
Retail                3.2
Technology           15.9
Other                 8.9
--------------------------
Total               100.0%
--------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                        Value
------------------------------------------------------
                         SMALL COMPANY INDEX PORTFOLIO
 COMMON STOCKS--97.9%
 AGRICULTURE--0.5%
   2,700 DeKalb Genetics Corp.             $    192
   4,665 Delta & Pine Land Co.                  142
   5,600 Dimon, Inc.                            130
   8,500 Longview Fibre Co.                     143
   2,400 Northland Cranberries, Inc.             31
   1,500 Tejon Ranch Co.                         26
                                           --------
                                                664
                                           --------
 APPAREL--0.5%
   1,600 Donnkenny, Inc.*                         7
     800 Fossil, Inc.*                           14
   1,500 Gadzooks, Inc.*                         50
   4,200 Genesco, Inc.*                          58
   4,300 Hartmarx Corp.*                         42
   3,450 Kellwood Co.                            91
   1,100 Kenneth Cole Productions, Inc.*         17
   1,100 Marisa Christina, Inc.*                 11
   6,200 Nautica Enterprises, Inc.*             146
   1,900 Oshkosh B' Gosh, Inc.                   32
   2,500 St. John Knits, Inc.                   106
   1,900 Starter Corp.*                           9
   1,650 Unitog Co.                              39
   1,800 Vans, Inc.*                             23
                                           --------
                                                645
                                           --------
 BANKING--8.4%
   4,250 Aames Financial Corp.                   55
   1,880 Albank Financial Corp.                  72
   1,900 Amcore Financial, Inc.                  54
   1,900 American Federal Bank                   58
   1,000 Anchor Bancorp, Inc.                    43
   3,690 Associated Banc-Corp.                  140
   3,200 BancorpSouth, Inc.                      93
   1,402 Bank of Granite Corp.                   40
   1,700 BankAtlantic Bancorp, Inc.              24
   2,264 Bankers Corp.                           57
   1,200 Banknorth Group, Inc.                   52
   1,100 Bay View Capital Corp.                  55
   1,089 Brenton Banks, Inc.                     28
   1,400 CBT Corp.                               31
   2,600 CCB Financial Corp.                    183
   4,000 Centura Banks, Inc.                    173
   1,787 Chittenden Corp.                        53
   1,350 CitFed Bancorp, Inc.                    50
   1,800 Citizens Banking Corp.                  58
   6,500 City National Corp.                    156
   3,278 CNB Bancshares, Inc.                   144
   3,200 Coast Savings Financial, Inc.*         136
   3,500 Collective Bancorp, Inc.               150
   3,800 Colonial BancGroup, Inc.                92
   2,061 Commerce Bancorp, Inc.                  71

 Shares  Description                                       Value
------------------------------------------------------------------
   3,750 Commercial Federal Corp.                         $    130
   2,954 Commonwealth Bancorp                                   44
   2,800 Community First Bankshares, Inc.                       97
   1,430 Community Trust Bancorp, Inc.*                         36
     800 CPB, Inc.                                              28
   3,880 Cullen/Frost Bankers, Inc.                            152
   2,863 Downey Financial Corp.                                 57
   3,055 F & M Bancorp                                          72
   1,188 F & M National Corp.                                   38
   1,767 Fidelity National Corp.                                23
   1,370 Financial Trust Corp.*                                 67
   1,900 First Citizens Bancshares, Inc.                       157
   1,900 First Commercial Bancshares, Inc.                      48
   3,837 First Commercial Corp.                                157
   3,600 First Commonwealth Financial Corp.                     69
   1,700 First Federal Financial Corp.*                         46
   2,452 First Financial Bancorp                                93
   1,025 First Financial Bancshares, Inc.                       42
   6,375 First Financial Corp.                                 177
   4,000 First Hawaiian, Inc.                                  142
   1,298 First Indiana Corp.                                    27
   4,782 First Michigan Bank Corp.                             137
   2,575 First Midwest Bancorp, Inc.                            84
   1,900 First Savings Bank of Washington Bancorp, Inc.         39
   1,050 First United Bancshares, Inc.                          42
   1,388 First Western Bancorp, Inc.                            48
   1,800 Firstbank of Illinois Co.                              67
   2,025 FirstBank Puerto Rico                                  49
   5,200 Firstmerit Corp.                                      238
   1,559 FNB Corp.                                              41
   1,950 Fort Wayne National Corp.                              87
   6,225 Fulton Financial Corp.                                163
   7,476 Glendale Federal Bank FSB*                            190
   2,300 Great Financial Corp.                                  75
   1,610 Hancock Holding Co.                                    67
   1,113 Harleysville National Corp.                            33
     500 Harris Savings Bank                                    10
     900 Heritage Financial Services, Inc.                      24
   3,229 Hubco, Inc.                                            84
   3,022 Imperial Bancorp*                                      75
   3,964 Imperial Credit Industries, Inc.*                      74
   1,000 Irwin Financial Corp.                                  27
   2,600 Jefferson Bancshares, Inc.                             76
   6,449 Keystone Financial, Inc.                              191
   2,100 Klamath First Bancorp                                  39
     900 Liberty Bancorp, Inc.                                  44
   4,200 Long Island Bancorp, Inc.                             146
   2,200 Magna Bancorp, Inc.                                    52
   5,994 Magna Group, Inc.                                     193
   3,359 Mid-Am, Inc.                                           59
   2,600 ML Bancorp, Inc.                                       45
     700 National Bancorp of Alaska, Inc.                       55
   1,638 National City Bancshares, Inc.                         61

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                  Value
-------------------------------------------------------------
   8,500 National Commerce Bancorp                   $    201
   1,126 National Penn Bancshares, Inc.                    34
   2,476 New York Bancorp, Inc.                            81
  10,868 North Fork Bancorp, Inc.                         228
   4,595 Old National Bancorp                             184
   1,500 Omega Financial Corp.                             50
   2,195 ONBANCorp, Inc.                                  103
   3,225 One Valley Bancorp of West Virginia, Inc.        130
     700 Park National Corp.                               43
   3,000 Peoples Bank of Bridgeport, CT                    70
   4,300 Peoples Heritage Financial Group, Inc.           142
   1,100 Pinnacle Banc Group, Inc.                         20
   3,050 Provident Bancorp, Inc.                          122
   1,394 Provident Bankshares Corp.                        52
   1,800 Queen City Bancorp                                74
   1,900 RCSB Financial, Inc.                              78
   1,400 Reliance Acceptance Group, Inc.                    8
   2,791 Republic Bancorp, Inc.                            36
   1,797 Resource Bancshares Mortgage Group, Inc.*         26
   3,300 Riggs National Corp.*                             61
   5,714 Roosevelt Financial Group, Inc.                  132
   1,800 S & T Bancorp, Inc.                               65
   1,600 Security Capital Corp.                           147
   1,600 Silicon Valley Bancshares*                        63
  10,788 Sovereign Bancorp, Inc.                          141
   3,913 St. Paul Bancorp, Inc.                           124
   2,900 Standard Financial, Inc.*                         67
     700 Student Loan Corp.                                26
     700 Sumitomo Bank of California                       19
   2,275 Susquehanna Bancshares, Inc.                      89
   3,000 T.R. Financial Corp.*                             60
   3,200 Trust Co. of Jersey City                          59
   3,283 Trustco Bank Corp.                                67
   4,500 Trustmark Corp.                                  122
   2,832 UMB Financial Corp.                              113
   2,500 United Bankshares, Inc.                           93
   4,100 United Carolina Bancshares Corp.                 184
     900 USBancorp, Inc.                                   43
   2,800 UST Corp.                                         59
   7,590 Washington Federal, Inc.                         200
   1,500 Wesbanco, Inc.                                    55
   2,500 Westamerica Bancorp                              170
   1,718 Westcorp, Inc.                                    28
   2,775 Whitney Holding Corp.                            106
                                                     --------
                                                       10,360
                                                     --------
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--0.1%
   1,400 Ashland Coal, Inc.                                37
   1,200 Nacco Industries, Inc.                            61
                                                     --------
                                                           98
                                                     --------
 BROKERAGE AND FINANCIAL SERVICES--1.7%
   3,750 Alex Brown, Inc.                                 251
   2,200 Allied Capital Commercial Corp.                   51
     400 American Financial Enterprises, Inc.              15
   2,400 Amresco, Inc.                                     42

 Shares  Description                                 Value
------------------------------------------------------------
     867 BOK Financial Corp.*                       $     29
     700 CapMAC Holdings, Inc.                            19
   1,920 Carolina First Corp.                             29
     800 Cityscape Financial Corp.*                       11
   4,000 CMAC Investment Corp.                           167
   5,850 Crawford & Co., Class B                          97
   5,000 Crimmi Mae, Inc.                                 81
   1,000 Cybercash, Inc.*                                 13
   1,700 Financial Federal Corp.*                         33
   5,400 Insignia Financial Group, Inc., Class A*         96
   2,100 Interra Financial, Inc.                          91
     600 Investment Technology Group, Inc.*               13
   1,700 Jefferies Group, Inc.                            91
   2,700 Legg Mason, Inc.                                124
   1,540 McDonald & Co. Investments, Inc.                 59
   2,625 Morgan Keegan, Inc.                              47
   3,900 Penncorp Financial Group, Inc.                  133
   7,550 Phoenix Duff & Phelps Corp.                      56
   3,700 Pioneer Group, Inc.                              92
   1,900 Piper Jaffray Cos., Inc.                         37
   2,785 Quick & Reilly Group, Inc.                       64
   4,050 Raymond James Financial, Inc.                   111
   2,200 SEI Corp.                                        50
   3,400 U.S. Trust Corp.                                160
     300 Value Line, Inc.                                 10
     770 WFS Financial, Inc.*                             10
     500 Winthrop Resource Corp.*                         15
                                                    --------
                                                       2,097
                                                    --------
 CHEMICALS AND ALLIED PRODUCTS--3.7%
   2,600 Advanced Polymer Systems, Inc.*                  19
   4,900 Alliance Pharmaceutical Corp.*                   50
   2,300 Alpharma, Inc., Class A*                         39
   3,500 Amylin Pharmaceuticals, Inc.*                    46
   1,000 Aphton Corp.*                                    15
   6,000 Arcadian Corp.                                   62
   2,838 Avatex Corp.*                                     3
   1,100 Bush Boake Allen, Inc.*                          32
   6,600 Calgon Carbon Corp.                              92
   2,200 Capstone Pharmacy Services, Inc.*                22
     900 Cardinal Health ,Inc.                            52
   3,900 Carter-Wallace, Inc.                             64
   2,500 Cellpro, Inc.*                                   16
   4,000 Cephalone, Inc.*                                 50
   1,500 Chemed Corp.                                     55
   3,500 Chemfirst, Inc.                                  91
   3,100 Church & Dwight, Inc.                            82
   1,500 Collagen Corp.                                   26
   1,274 Copley Pharmaceutical, Inc.*                      8
  12,439 Crompton & Knowles Corp.                        291
   2,800 Cygnus, Inc.*                                    46
   4,000 Dexter Corp.                                    121
   1,800 Diagnostic Products Corp.                        54
   7,200 Dura Pharmaceuticals, Inc.*                     286
   2,200 Epitope, Inc.*                                   19

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                                  Value
-------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 CHEMICALS AND ALLIED PRODUCTS--Continued
   1,500 Ergo Science Corp.*                         $     20
   2,400 Fuller (H.B.) Co.                                133
   2,200 GelTex Pharmaceuticals, Inc.*                     42
   5,900 Genelabs Technologies, Inc.*                      14
   3,600 Geon Co.                                          78
   2,100 Herbalife International, Inc.                     44
   4,100 Hybridon, Inc.                                    27
   6,101 ICN Pharmaceuticals, Inc.                        132
   5,200 ICOS Corp.*                                       42
   3,200 Immulogic Pharmaceutical Corp.*                   13
   4,200 Isis Pharmaceuticals, Inc.*                       66
   3,900 Jones Medical Industries, Inc.                   140
   1,400 Kronos, Inc.*                                     36
     500 Landec Corp.*                                      3
   5,000 Lawter International, Inc.                        58
   1,200 Learonal, Inc.                                    32
   1,771 Life Technologies, Inc.                           48
   3,175 Lilly Industrial, Inc.                            67
     900 MacDermid, Inc.                                   41
   3,000 Matrix Pharmaceutical, Inc.*                      21
   1,100 McWhorter Technologies, Inc.*                     24
   2,300 Medimmune, Inc.*                                  36
   3,900 Mineral Technologies, Inc.                       154
   4,568 Mississippi Chemical Corp.                       104
   2,700 NBTY, Inc.*                                       63
     600 NCH Corp.                                         39
   4,200 NL Industries, Inc.*                              54
   2,600 Noven Pharmaceuticals, Inc.*                      20
   3,300 OM Group, Inc.                                   104
   1,000 PDT, Inc.*                                        28
   1,000 Petrolite Corp.                                   60
   1,800 Pharmacopeia, Inc.*                               27
   3,400 Regeneron Pharmaceuticals, Inc.*                  36
   3,300 Rexene Corp.*                                     49
   2,000 Roberts Pharmaceutical Corp.*                     25
   3,600 Ross Cosmetics Distribution Centers, Inc.         11
   6,500 Schulman (A.), Inc.                              145
   3,100 Scotts Co.*                                       91
   4,400 Sepracor, Inc.*                                  108
   4,800 Sequus Pharmaceuticals, Inc.*                     34
   3,100 Somatogen, Inc.*                                  17
   1,600 Stepan Co.                                        31
   1,500 Techne Corp.*                                     41
   2,135 Tetra Tech, Inc.*                                 43
   2,200 Tetra Technologies, Inc.*                         54
   1,000 USA Detergents, Inc.*                             13
   1,800 Valhi, Inc.                                       15
   5,300 Valspar Corp.                                    148
   3,300 Vertex Pharmaceuticals, Inc.*                    134
   1,165 WD-40 Co.                                         66
   4,700 Wellman, Inc.                                     84
                                                     --------
                                                        4,556
                                                     --------

 Shares  Description                                     Value
----------------------------------------------------------------
 COMMUNICATIONS--3.5%
   2,300 ACC Corp.*                                     $     59
   3,400 Ackerley Communications, Inc.                        42
   2,700 Adelphia Communications Corp.*                       16
   6,000 Aliant Communications, Inc.                         123
   2,700 American Mobile Satellite Corp.*                     24
     600 American Paging, Inc.*                                1
   4,690 American Radio Systems, Inc.*                       175
   1,700 American Telecasting, Inc.*                           2
   1,000 Ancor Communications, Inc.*                           6
   4,300 ANTEC Corp.*                                         53
   2,100 Applied Digital Access, Inc.*                        13
   1,600 Applied Innovation, Inc.*                            10
   1,800 Argyle Television, Inc.*                             42
   2,900 ATC Communications Group, Inc.*                      12
     900 Atlantic Tele-Network, Inc.*                         11
   1,200 BET Holdings, Inc.*                                  39
   2,800 Black Box Corp.*                                     99
   2,390 Block Drug Co., Inc.                                106
   2,812 Brightpoint, Inc.*                                   87
   1,500 Brite Voice Systems, Inc.*                           13
   1,900 Broadband Technologies, Inc.*                        18
   2,200 C-TEC Corp.*                                         67
   2,850 Cable Design Technologies Corp.*                     78
   5,470 CAI Wireless Systems, Inc.*                           8
   1,600 Cellstar Corp.*                                      57
   1,800 Cellular Communications International, Inc.*         48
   3,480 Cellular Technical Services, Inc.*                   47
     900 Cellularvision USA, Inc.*                             6
   5,500 Century Communications Corp., Class A*               30
   2,100 CFW Communications Co.                               39
   2,500 CIDCO, Inc.*                                         36
   2,400 Commnet Cellular, Inc.*                              82
   2,000 Corecomm, Inc.*                                      32
   1,500 Data Transmission Network Corp.*                     41
   1,350 Davox Corp.*                                         44
   1,100 Desktop Data, Inc.*                                   9
   7,700 DSP Communications, Inc.*                            86
   1,400 EIS International, Inc.*                             10
   1,200 Emmis Broadcasting Corp., Class A*                   46
   4,850 Evergreen Media Corp., Class A*                     189
   2,600 Executive Telecard Ltd.*                             19
   8,000 Executone Information Systems, Inc.*                 16
   1,700 FastComm Communications Corp.*                       13
   4,100 General Communications, Inc.*                        28
   1,700 Harmonic Lightwaves, Inc.*                           28
   2,200 Heartland Wireless Communications, Inc.*              6
   1,100 Heftel Broadcasting Corp., Class A*                  54
   5,500 Heritage Media Corp.*                               100
   3,600 HighwayMaster Communications, Inc.*                  50
   8,028 HSN, Inc.                                           246
   1,600 Intercel, Inc.*                                      22
   2,600 Intermedia Communications, Inc.*                     78
   2,400 International Cabletel, Inc.*                        56
     600 IPC Information Systems, Inc.*                        8

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                      Value
-----------------------------------------------------------------
   1,100 Jacor Communications, Inc.*                     $     38
   3,478 Jones Intercable, Inc., Class A*                      37
   2,200 Level One Communications, Inc.*                       83
   2,000 Lin Television Corp*                                  87
   1,800 Mastec, Inc.*                                         73
   1,900 Media General, Inc.                                   58
   3,550 Metrocall, Inc.*                                      18
   6,057 Metromedia International Group, Inc.*                 66
   2,700 MIDCOM Communications, Inc.*                          20
   8,900 Mobile Telecommunications Technologies Corp.*        108
   7,400 MobileMedia Corp.*                                     4
   4,933 NTL, Inc.*                                           113
   1,500 Ods Networks, Inc.*                                   24
   1,100 Ortel Corp.*                                          15
   2,700 P-COM, Inc.*                                          87
   1,200 Palmer Wireless, Inc.*                                19
     200 Paxson Communications Corp.*                           2
   1,800 People's Choice TV Corp.*                              2
   1,600 Periphonics Corp.*                                    30
   1,500 Plantronics, Inc.*                                    66
   1,800 ProNet, Inc.*                                          6
     500 Renaissance Communications Corp.*                     19
   1,500 SAGA Communications, Inc.*                            28
   1,000 SFX Broadcasting, Inc., Class A*                      32
   1,800 TCA Cable TV, Inc.                                    12
   2,700 Tel-Save Holdings, Inc.*                              42
   1,800 Telco Systems, Inc.*                                  19
   1,000 Teltrend, Inc.*                                       17
   1,250 Transaction Network Services, Inc.*                   18
   2,000 Trescom International, Inc.*                          15
   3,000 True North Communications, Inc.                       60
   2,600 U.S. Long Distance Corp.*                             40
   6,400 United International Holdings, Inc., Class A*         64
     700 United Television, Inc.                               62
   1,800 United Video Satellite Group, Inc.*                   31
   4,800 Valuevision International, Inc.*                      19
   4,700 Vanguard Cellular Systems, Inc.*                      62
   2,100 VideoLan Technologies, Inc.*                           1
   5,300 Westwood One, Inc.*                                  144
   4,600 WinStar Communications, Inc.*                         65
   2,600 Wireless One Corp.*                                    8
   1,500 Young Broadcasting Corp.*                             40
                                                         --------
                                                            4,384
                                                         --------
 COMPUTERS AND OFFICE MACHINES--3.1%
   1,600 ACT Networks, Inc.*                                   28
   3,100 Actel Corp.*                                          65
   3,900 Alliance Semiconductor Corp.*                         33
   1,400 Applix, Inc.*                                          6
   5,600 AST Research, Inc.*                                   29
   4,200 Auspex Systems, Inc.*                                 44
   3,400 Avid Technology, Inc.*                                80
   3,366 BancTec, Inc.*                                        85
     900 Boca Research, Inc.*                                   6
   5,400 Borland International, Inc.*                          39
   1,500 Brooktrout Technology, Inc.*                          20

 Shares  Description                                Value
-----------------------------------------------------------
   1,700 BT Office Products International, Inc.*   $     13
   2,300 Caere Corp.*                                    19
   1,896 Cambrex Corp.                                   68
   2,000 Centennial Technologies, Inc.*                   6
   3,700 Chips & Technologies, Inc.*                     41
   2,100 Chronimed, Inc.*                                21
   4,000 Computer Network Technology Corp.*              19
   3,700 Comverse Technology, Inc.*                     169
   2,300 Control Data Systems, Inc.*                     34
   7,600 Copytele, Inc.*                                 39
   6,600 Data General Corp.*                            141
     900 Day Runner, Inc.*                               25
   1,300 Dialogic Corp.*                                 38
   5,000 Diamond Multimedia Systems, Inc.*               40
   2,000 Digi International, Inc.*                       18
   3,100 Dynatech Corp.*                                116
   1,500 Encad, Inc.*                                    56
   1,600 Evans & Sutherland Computer Corp.*              42
   3,600 Exabyte Corp.*                                  51
   1,500 Excalibur Technologies Corp.*                    7
   2,400 Filenet Corp.*                                  40
   5,200 FTP Software, Inc.*                             29
   1,100 General Binding Corp.                           32
   2,900 Hyperion Software Corp.*                        52
   1,300 Infinium Software, Inc.                         11
   4,500 Information Resources, Inc.*                    68
   5,300 Intelligent Electronics, Inc.                   14
   6,600 Intergraph Corp.*                               47
   2,700 Interpool, Inc.*                                38
   1,600 Itron, Inc.*                                    43
   2,184 Logicon, Inc.                                  110
   1,200 Media 100 Inc.*                                  7
   2,700 Mercury Interactive Corp.*                      47
   1,400 Microcom, Inc.*                                 35
   1,400 Micros Systems, Inc.*                           56
   8,000 Miller (Herman), Inc.                          286
   3,400 Mylex Corp.*                                    34
   2,200 National Computer Systems, Inc.                 56
   5,300 Netmanage, Inc.*                                18
   3,700 Nu-Kote Holding, Inc.*                           9
   3,000 Phoenix Technologies Ltd.*                      42
   1,400 Planar Systems, Inc.*                           17
   8,098 Platinum Technology, Inc.*                     117
   1,600 Proxim, Inc.*                                   41
     900 Radisys, Inc.*                                  33
   8,400 S3, Inc.*                                      103
   2,800 Sandisk Corp.*                                  40
   3,400 Santa Cruz Operation, Inc.*                     15
   4,900 Sequent Computer Systems, Inc.*                 83
   3,400 Silicon Storage Technology, Inc.*               12
   2,400 SMART Modular Technologies, Inc.*               81
   2,300 Standard Microsystems Corp.*                    21
     500 Storage Computer Corp.*                          7
   3,000 StorMedia, Inc.*                                36
   4,200 Stratus Computer, Inc.*                        192
   2,000 SubMicron Systems, Inc.*                         5

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                              Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 COMPUTERS AND OFFICE MACHINES--Continued
   3,150 Sylvan Learning Systems, Inc.*          $    113
   2,900 Synetic, Inc.*                               113
   1,200 3D Systems Corp.*                              9
   1,100 Tech Data Corp.*                              35
   2,100 Trident Microsystems, Inc.*                   30
   2,400 Tseng Laboratories, Inc.*                      9
   1,200 USDATA Corp., Inc.*                            6
   1,300 Wall Data, Inc.*                              33
   6,200 Wang Labs, Inc.*                             127
   2,300 Wonderware Corp.*                             31
     600 Xpedite Systems, Inc.*                        11
   3,200 Zebra Technologies Corp.*                     98
                                                 --------
                                                    3,890
                                                 --------
 CREDIT INSTITUTIONS--0.4%
   2,800 Astoria Financial Corp.                      116
   3,400 Credit Acceptance Corp.*                      48
   2,700 First Colorado Bancorp                        47
     902 First Financial Corp.                         32
   1,200 Firstplus Financial Group*                    31
   1,700 Jayhawk Acceptance Corp.*                      3
   1,500 JSB Financial, Inc.                           66
   2,200 National Auto Credit, Inc.*                   21
   2,400 North American Mortgage Co.                   48
   2,600 Ryland Group, Inc.                            34
   3,600 World Acceptance Corp.*                       22
                                                 --------
                                                      468
                                                 --------
 ELECTRICAL SERVICES--2.4%
     600 Advanced Lighting Technologies, Inc.*         15
   9,000 Atlantic Energy, Inc.                        148
   2,500 Black Hills Corp.                             71
   3,000 Central Hudson Gas & Electric Corp.           96
   3,800 Central Louisiana Electric Co., Inc.          95
   5,300 Central Maine Power Co.                       58
   3,400 Checkfree Corp.*                              59
   2,200 CILCORP, Inc.                                 85
  13,391 Citizens Utilities Co., Series B*            126
   3,400 Commonwealth Energy Systems Cos.              73
   3,300 Eastern Utilities Association                 58
   9,800 El Paso Electric Co.*                         69
   3,100 Electroglas, Inc.*                            78
   2,800 Empire District Electric Co.                  49
   2,200 Envoy Corp.*                                  66
   5,100 IES Industries, Inc.                         149
   1,700 Interstate Power Co.                          48
   2,550 Madison Gas & Electric Co.                    51
   5,100 Minnesota Power & Light Co.                  148
   8,300 Nevada Power Co.                             171
   3,178 Northwestern Public Service Co.               62
   2,200 Orange & Rockland Utilities, Inc.             70
   1,800 Otter Tail Power Co.                          55
   4,800 PMT Services, Inc.*                           77
   6,400 Public Service Co. of New Mexico*            113

 Shares  Description                               Value
----------------------------------------------------------
   6,600 Rochester Gas & Electric Corp.           $    132
   5,200 Sierra Pacific Resources                      154
   4,050 SIGCORP, Inc.                                 102
   1,900 TNP Enterprises, Inc.                          42
   5,280 Tucson Electric Power Co.*                     78
   2,300 United Illuminating Co.                        66
   5,300 WPL Holdings, Inc.                            146
   4,100 WPS Resources Corp.                           109
   1,850 Yankee Energy System, Inc.                     43
   2,000 Zurn Industries, Inc.                          53
                                                  --------
                                                     3,015
                                                  --------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
 6.1%
   1,000 Advanced Energy Industries, Inc.*              12
   2,500 Altron, Inc.*                                  42
   5,600 Ametek, Inc.                                  131
   4,800 Ampex Corp.*                                   31
   1,200 ANADIGICS, Inc.*                               40
   6,200 Anixter International, Inc.*                  105
   4,122 Applied Magnetics Corp.*                      103
   1,000 Associated Group, Inc.*                        41
   2,975 Avant! Corp.*                                  68
   3,420 Baldor Electric Co.                            96
   4,100 Belden, Inc.                                  149
   1,000 Berg Electronics Corp.*                        35
   4,800 BMC Industries, Inc.                          158
   4,000 Boston Technology, Inc.*                      115
   4,050 Burr-Brown Corp.*                             127
   1,700 C-COR Electronics, Inc.*                       17
   1,700 C.P. Clare Corp.*                              24
   2,000 California Amplifier, Inc.*                     8
   2,800 California Microwave, Inc.*                    34
   1,000 Charter Power Systems, Inc.                    34
     750 Chicago Miniature Lamp, Inc.*                  18
   5,333 Chyron Corp.*                                  25
   1,500 Coherent Communications Systems Corp.*         33
   1,600 Cohu, Inc.                                     55
   4,000 Computer Products, Inc.*                       89
   3,600 Credence Systems Corp.*                       106
   1,800 Cree Research, Inc.*                           23
     663 CTS Corp.                                      46
   2,900 Cyrix Corp.*                                   73
   4,800 Dallas Semiconductor Corp.                    185
   2,500 Digital Microwave Corp.*                       78
   2,000 DII Group*                                     64
   1,500 Electro Scientific Industries, Inc.*           57
     900 Eltron International, Inc.*                    25
   1,800 Energy Conversion Devices, Inc.*               27
   3,100 ESS Technology, Inc.*                          48
   1,500 Esterline Technologies Corp.*                  45
     768 Franklin Electric Co., Inc.*                   36
   1,100 Galileo Corp.*                                  8
   3,600 General DataComm Industries, Inc.*             32
   1,300 General Scanning, Inc.*                        17
   2,800 Genus, Inc.*                                   16
   5,100 Griffon Corp.*                                 69

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                  Value
-------------------------------------------------------------
   1,400 HADCO Corp.*                                $     84
   2,610 Harman International Industries, Inc.            109
   1,800 Holophane Corp.*                                  38
   2,700 Hutchinson Technologies, Inc.*                    74
  12,600 Imatron, Inc.*                                    35
   1,600 Imnet Systems, Inc.*                              40
   4,700 IMP, Inc.*                                         8
  13,300 Integrated Device Technology, Inc.*              187
   2,600 Integrated Silicon Solution, Inc.*                25
   1,400 Inter-Tel, Inc.*                                  22
   7,600 Interdigital Communications Corp.*                50
   2,086 Intermagnetics General Corp.*                     29
   4,900 International Family Entertainment, Inc.*        137
   2,700 Intervoice, Inc.*                                 30
   1,500 ITI Technologies, Inc.*                           24
   3,000 Juno Lighting, Inc.                               48
   2,300 Kuhlman Corp.*                                    64
   3,850 Lattice Semiconductor Corp.*                     223
   4,200 Lincoln Electric Co.                             164
   1,900 Littelfuse, Inc.*                                 98
   3,800 Lojack Corp.*                                     44
   1,200 LSI Industries, Inc.                              18
   6,100 LTX Corp.*                                        37
   3,500 Magnetek, Inc.*                                   61
   1,800 Mattson Technology, Inc.*                         19
     600 Merix Corp.*                                      10
   5,150 Methode Electronics, Inc., Class A                87
   1,000 Mosaix, Inc.*                                     14
   8,750 Microchip Technology, Inc.*                      311
   2,100 MRV Communications, Inc.*                         52
     700 National Presto Industries, Inc.                  26
   4,600 NexGen, Inc.                                      50
   3,040 Oak Industries, Inc.*                             75
   3,500 Palomar Medical Technologies, Inc.*               11
   1,698 Park Electrochemical Corp.*                       43
   6,500 Pentair, Inc.                                    214
   1,200 Perceptron, Inc.*                                 34
   3,937 Pioneer Standard Electronics, Inc.                49
   3,150 Pittway Corp.                                    167
   3,875 PriCellular Corp.*                                35
   2,400 Quickturn Design Systems, Inc.*                   25
   4,700 Ramtron International Corp.*                      24
   1,698 Recoton Corp.*                                    22
   1,700 Rival Co.                                         24
   3,000 Robotic Vision Systems, Inc.*                     35
   3,000 Sammina Corp.*                                   174
   1,400 SDL, Inc.*                                        28
   1,150 Semitool, Inc.*                                   14
   1,500 Sheldahl, Inc.*                                   32
   4,900 Sierra Semiconductor Corp.*                      118
   5,000 Silicon Valley Group, Inc.*                      120
   1,700 Siliconix, Inc.*                                  43
     700 Speedfam International, Inc.*                     26
   1,200 SPS Transaction Services, Inc.*                   23
   1,400 Standard Motor Products, Inc.                     19

 Shares  Description                            Value
-------------------------------------------------------
   1,500 Stanford Telecommunications, Inc.*    $     25
   1,200 Supertex, Inc.*                             18
   2,700 Symetricon, Inc.                            43
   2,900 3DO Co.*                                    13
   2,400 Technitrol, Inc.                            60
   1,200 Tekelec*                                    42
     500 ThermoSpectra Corp.*                         7
   1,800 Thomas Industries, Inc.                     51
   4,900 Top Source Technologies, Inc.*               9
   2,000 TranSwitch Corp.*                           13
   1,300 Triquint Semiconductor, Inc.*               52
   3,100 Ultratech Stepper, Inc.*                    63
   2,700 Uniphase Corp.*                            142
   1,800 Unitrode Corp.*                             89
   5,100 Vicor Corp.*                               101
   5,000 Vitesse Semiconductor Corp.*               179
   7,800 VLSI Technology, Inc.*                     190
   2,900 Windmere Corp.                              43
   2,100 Wyle Electronics                            78
   3,200 Xicor, Inc.*                                22
   4,447 Zenith Electronics Corp.*                   49
   3,350 Zilog, Inc.*                                75
   1,400 Zygo Corp.*                                 41
   1,100 Zytec Corp.*                                20
                                               --------
                                                  7,543
                                               --------
 FOOD AND BEVERAGES--1.8%
   5,300 Applebee's International, Inc.             132
   7,000 Bob Evans Farms, Inc.                       99
   2,800 Boston Beer Co., Inc.*                      25
   2,900 Canandaigua Wine Company, Inc.*            104
   1,500 Cheesecake Factory, Inc.*                   30
   4,900 Chiquita Brands International, Inc.         75
   1,000 Coca-Cola Bottling Co.                      45
   6,200 Coors (Adolph) Co., Class B                151
   6,900 Dean Foods Co.                             262
   1,800 Dreyer's Grand Ice Cream, Inc.              66
   1,600 Earthgrains Co.                             91
   6,500 Fleming Companies, Inc.                    124
   5,500 Host Marriott Services Corp.*               55
   3,500 Hudson Foods, Inc.                          56
   1,400 IHOP Corp.*                                 39
   2,700 Lance, Inc.                                 53
   2,700 Landry's Seafood Restaurants, Inc.*         50
   3,800 Luby's Cafeterias, Inc.                     74
     400 Manhattan Bagel Co., Inc.*                   3
   2,100 Michael Foods, Inc.                         30
   1,400 Mondavi (Robert) Corp., Class A*            62
   2,050 Papa Johns International, Inc.*             65
   2,900 Pepsi-Cola Puerto Rico Bottling Co.         15
   1,400 Pete's Brewing Co.*                          8
   1,500 Quality Dining, Inc.*                        9
   1,500 Rainforest Cafe, Inc.*                      37
   1,200 Rare Hospitality Intl, Inc.*                19
   1,500 Redhook Ale Brewery, Inc.*                  11

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                           Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
FOOD AND BEVERAGES--Continued
   1,300 Riviana Foods, Inc.                  $     25
   2,500 Ruby Tuesday, Inc.*                        54
   8,400 Ryan's Family Steak Houses, Inc.*          77
   2,150 Sbarro, Inc.                               63
   6,400 Shoney's, Inc.*                            36
   2,700 Smithfield Foods, Inc.*                   148
   3,920 Triarc Cos., Inc., Class A*                90
   2,764 WLR Foods, Inc.                            28
                                              --------
                                                 2,311
                                              --------
 FOOD AND MANUFACTURING--1.1%
   2,000 Daka International, Inc.*                  25
     198 Farmer Bros. Co.                           25
  14,850 Flowers Industries, Inc., Class A         262
   3,600 M & F Worldwide Corp.*                     28
   1,350 Performance Food Group Co.*                28
  10,400 Premark International, Inc.               283
   5,000 Ralcorp Holding, Inc.*                     61
   1,400 Riser Foods, Inc.*                         58
   1,200 Sanderson Farms, Inc.                      18
   3,300 Savannah Foods & Industries, Inc.          52
     100 Seaboard Corp.                             28
   5,000 Smucker (J.M.) Co.                         97
   3,134 Tootsie Roll Industries, Inc.             151
     700 TurboChef, Inc.*                           10
   4,300 Universal Foods Corp.                     154
                                              --------
                                                 1,280
                                              --------
 FURNITURE AND FIXTURES--0.7%
   2,200 Bassett Furniture Industries, Inc.         55
   1,600 Bush Industries, Inc.                      36
   2,100 CORT Business Services Corp.*              58
   2,400 Ethan Allen Interiors, Inc.*              125
   1,100 Falcon Building Products, Inc.*            19
   8,900 Heilig-Meyers Co.                         147
   4,000 HON Industries, Inc.                      194
   3,000 Kimball International, Inc.               119
   2,300 La-Z-Boy Chair Co.                         79
   2,600 Triangle Pacific Corp.*                    78
                                              --------
                                                   910
                                              --------
 GENERAL BUILDING CONTRACTORS--1.0%
   1,800 ABT Building Products Corp.*               45
   3,000 AMCOL International Co.                    55
   2,100 AMRE, Inc.*                                 0
   1,800 Blount, Inc.                               74
  13,100 Catellus Development Corp.*               221
   5,000 Centex Corp.                              199
   1,200 Continental Homes Holding Corp.            20
   4,000 Eagle Hardware & Garden, Inc.*             96
   3,158 Horton (D.R.), Inc.*                       30
   6,800 Kaufman & Broad Home Corp.                102
   1,100 NCI Building Systems, Inc.*                32
   2,000 NVR, Inc.*                                 31

 Shares  Description                            Value
-------------------------------------------------------
   1,825 Palm Harbor Homes, Inc.*              $     52
   3,000 Pulte Corp.                                 95
   1,650 Southern Energy Homes, Inc.*                18
   5,200 Standard Pacific Corp.                      53
   3,600 Toll Brothers, Inc.*                        66
   1,879 U.S. Home Corp.*                            50
   3,000 Webb (Del E.) Corp.                         46
                                               --------
                                                  1,285
                                               --------
 GLASS, CLAY AND STONE PRODUCTS--0.6%
     700 Ameron, Inc.                                39
   5,200 Ball Corp.                                 151
   2,000 Centex Construction Products, Inc.*         40
   1,200 Florida Rock Industries, Inc.               40
   5,000 Gentex Corp.*                              101
   2,600 Medusa Corp.                               100
   1,290 Mikasa, Inc.*                               15
   1,500 Photronics, Inc.*                           67
     800 Puerto Rican Cement Co.                     26
   3,600 Southdown, Inc.*                           145
                                               --------
                                                    724
                                               --------
 HEALTH SERVICES--4.5%
   2,200 Access Health Marketing, Inc.*              48
   2,700 Alteon, Inc.*                               11
   1,400 American HomePatient, Inc.*                 27
   1,300 Amisys Managed Care Systems*                29
   4,600 Angeion Corp.*                              23
   4,700 Apogee, Inc.                                87
   1,000 Arbor Health Care Co.*                      29
   1,200 Barr Labs, Inc.*                            32
   1,700 Bio-Rad Labs, Inc.*                         43
   1,300 Carrington Laboratories, Inc.*              10
   4,000 Cerner Corp.*                               78
   2,800 Coastal Physician Group, Inc.*               3
   3,300 Cocensys, Inc.*                             13
   1,700 Compdent Corp.*                             31
   3,400 COR Therapeutics, Inc.*                     30
   7,100 Coram Healthcare Corp.*                     20
   5,000 Creative BioMolecules, Inc.*                51
   1,200 Cryolife, Inc.*                             14
   1,700 Curative Health Services, Inc.*             47
   3,300 Cytel Corp.*                                 7
   1,400 Emeritus Corp.*                             21
   3,323 Enzo Biochem, Inc.*                         50
   2,400 Equimed, Inc.*                               8
   7,424 Extended Stay America, Inc.*               103
   2,100 Fuisz Technologies, Ltd.*                   18
   1,300 Fusion Systems Corp.*                       40
   6,100 Genesis Health Ventures, Inc.*             201
   4,400 Gensia, Inc.*                               20
   3,785 Grancare, Inc.*                             35
   2,200 Gulf South Medical Supply, Inc.*            43
   3,800 Haemonetics Corp.*                          65
   2,500 Health Management Systems, Inc.*            14
   2,121 Healthdyne Technologies, Inc.*              31

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                    Value
---------------------------------------------------------------
   2,043 HealthPlan Services Corp.*                    $     34
   1,200 Henry Schien, Inc.*                                 40
   8,892 Horizon Healthcare Corp.*                          162
   3,200 Human Genome Sciences, Inc.*                       124
   2,100 I-STAT Corp.*                                       37
   1,300 ICU Medical, Inc.*                                  12
   2,000 IDEC Pharmaceuticals Corp.*                         45
     900 IDX Systems Corp.*                                  29
   2,600 Immune Response Corp.*                              22
   3,600 Immunomedics, Inc.*                                 19
   1,575 INBRAND Corp.*                                      42
   1,200 Incyte Pharmaceuticals, Inc.*                       79
   1,800 Inhale Therapeutic Systems*                         36
   1,900 Inphynet Medical Management, Inc.*                  41
   4,557 Integra Lifesciences Corp.*                         14
   3,800 Integrated Health Services, Inc.                   137
     400 Intercardia, Inc.*                                   8
   5,000 Invacare Corp.                                     108
   2,100 KeraVision, Inc.*                                   20
   2,800 Kinetic Concepts, Inc.                              46
     400 Labone, Inc.                                         7
  13,800 Laboratory Corporation of America Holdings*         40
   1,500 Landauer, Inc.                                      34
     400 LCA-Vision, Inc.*                                    2
   1,900 Lifecore Biomedical, Inc.*                          27
   3,958 Ligand Pharmaceuticals, Inc.*                       47
   2,200 Living Centers of America, Inc.*                    84
   5,500 Magellan Health Services, Inc.*                    150
   4,800 Mariner Health Group, Inc.*                         58
   2,200 Martek Biosciences Corp.*                           37
   5,700 Matria Healthcare, Inc.*                            25
   3,000 Maxicare Health Plans, Inc.*                        72
   1,800 MedCath, Inc.*                                      27
   1,600 Meridian Diagnostics, Inc.                          14
     600 MiniMed, Inc.*                                      15
   1,700 MMI Cos., Inc.                                      40
   1,633 Morrison Health Care, Inc.                          27
   2,200 Multicare Cos., Inc.*                               55
   1,500 Myriad Genetics, Inc.*                              40
   5,200 NABI, Inc.*                                         36
   1,500 National Surgery Centers, Inc.*                     58
   3,100 Neoprobe Corp.*                                     47
   1,400 Neose Technologies, Inc.*                           18
   2,500 Neurex Corp.*                                       37
   2,100 Neurogen Corp.*                                     40
   4,800 Neuromedical Systems, Inc.*                         32
   2,100 Northfield Laboratories, Inc.*                      21
  10,700 NovaCare, Inc.*                                    135
   3,400 OccuSystems, Inc.*                                  89
   3,100 OIS Optical Imaging Systems, Inc.*                   8
   3,300 Oncogene Science, Inc.*                             21
   3,300 OrthoLogic Corp.*                                   19
   4,400 Owen Healthcare, Inc.*                              56
   1,900 PathoGenesis Corp.*                                 52
   1,500 Pediatrix Medical Group*                            60
   1,300 Perclose, Inc.*                                     30

 Shares  Description                                 Value
------------------------------------------------------------
  11,000 Perrigo Co.*                               $    132
   1,900 PHP Healthcare Corp.*                            29
   6,300 Physician Corporation Of America*                45
   1,200 Physicians Health Services, Inc.*                32
   1,600 Prime Medical Services, Inc.*                    18
   2,900 Regency Health Services, Inc.*                   36
     800 RES-CARE, Inc.*                                  16
   2,800 Resound Corp.*                                   14
   1,650 Rexall Sundown, Inc.*                            44
     600 RightCHOICE Managed Care, Inc., Class A*          7
   4,200 RoTech Medical Corp.*                            71
   1,600 Rural/Metro Corp.*                               51
   2,600 Safeskin Corp.*                                  65
   2,100 Serologicals Corp.*                              40
   3,700 Sofamor/Danek Group, Inc.*                      170
   3,700 Somatix Therapy Corp.*                            8
   6,580 Sun Healthcare Group, Inc.*                     110
   5,400 Target Therapeutics, Inc.*                       70
   7,200 Transitional Hospitals Corp.*                   114
   1,400 Universal Health Realty Income Trust             27
   5,600 Universal Health Services, Inc.*                227
   3,400 Uromed Corp.*                                    16
   2,800 Veterinary Centers of America, Inc.*             34
   2,500 Vical, Inc.*                                     31
   2,209 Vitalink Pharmacy Services, Inc.*                42
   2,900 Vivus, Inc.*                                    119
   5,500 XOMA Corp.*                                      28
   3,800 Zila, Inc.*                                      26
                                                    --------
                                                       5,519
                                                    --------
 HEAVY CONSTRUCTION--0.3%
     420 Diana Corp.*                                      1
   1,750 Granite Construction, Inc.                       35
   2,600 Greenfield Industries, Inc.                      68
   3,716 Instituform Technologies, Inc.*                  22
   4,600 Lennar Corp.                                    121
   1,900 Lone Star Industries, Inc.*                      76
   2,791 Morrison Knudsen Corp.*                          35
                                                    --------
                                                         358
                                                    --------
 INDUSTRIAL INSTRUMENTS--3.6%
   3,500 Acuson Corp.*                                    91
   3,100 ADAC Laboratories                                81
   2,600 Advanced Technology Laboratories, Inc.*         101
   2,400 Alkermes, Inc.*                                  40
   3,800 Allen Group, Inc.                                88
   1,300 Analogic Corp.                                   42
   1,800 Arrow International, Inc.*                       58
     900 ArthroCare Corp.                                  7
   2,600 ATS Medical, Inc.*                               16
   4,400 Ballard Medical Products                         85
   2,200 Barnett, Inc.*                                   49
   1,200 Biomatrix, Inc.*                                 21
   2,700 Buckeye Cellulose Corp.*                         85
   1,751 Chad Therapeutics, Inc.*                         14
   6,800 Cincinnati Milacron, Inc.*                      157

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                              Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
INDUSTRIAL INSTRUMENTS--Continued
   1,800 Circon Corp.*                           $     23
   3,300 CNS, Inc.                                     29
   5,500 Cognex Corp.*                                143
   1,800 Coherent, Inc.*                               79
   8,400 Coltec Industries, Inc.*                     165
     400 Conceptus, Inc.*                               4
   2,450 CONMED Corp.*                                 46
     876 Cubic Corp.                                   21
     700 Cytyc Corp.*                                  17
   2,500 Daniel Industries, Inc.                       33
   2,400 Datascope Corp.*                              46
   2,000 DepoTech Corp.*                               28
   2,100 Dionex Corp.*                                111
   2,200 Endosonics Corp.                              24
   2,600 Etec Systems, Inc.                           116
   4,500 Ferro Corp.                                  168
   3,600 Fisher Scientific International, Inc.        131
   1,000 Fluke (John) Manufacturing Co., Inc.*         50
   4,200 Genrad, Inc.*                                 78
   5,200 Gilead Sciences, Inc.*                       141
     575 Hach Co.                                       9
   1,900 Hologic, Inc.*                                46
   2,000 InControl, Inc.*                              19
   3,900 Isolyser Company, Inc.*                       15
   4,600 Kennametal, Inc.                             183
   5,300 Keystone International, Inc.                 173
     900 Lunar Corp.*                                  18
   1,700 Marquette Medical Systems, Inc.*              39
   5,900 Mascotech, Inc.                              132
   3,764 Mentor Corp.                                  99
     600 Mine Safety Appliances Co.                    36
   1,600 MTS Systems Corp.                             41
     700 OnTrak Systems, Inc.*                         20
   1,600 Ostex International, Inc.*                     3
   2,700 Physio-Control International Corp.*           34
   2,100 Possis Corp.*                                 32
   1,300 Protocol Systems, Inc.*                       10
   4,000 R.P. Scherer Corp.*                          210
   2,800 Respironics, Inc.*                            57
   2,100 SangStat Medical Corp.*                       53
   1,700 Spine-Tech, Inc.                              59
   2,200 Staar Surgical Co.*                           29
   1,200 Starrett (L.S.) Co.                           36
   2,900 Sunrise Medical, Inc.*                        37
   2,600 Tech-Sym Corp.*                               61
   2,650 TECNOL Medical Products, Inc.*                51
   1,600 Theragenics Corp.*                            36
   2,600 Theratech, Inc.*                              29
   3,400 Thoratec Laboratories, Inc.*                  20
   3,200 Trimble Navigation Ltd.*                      49

 Shares  Description                                   Value
--------------------------------------------------------------
   2,400 UROHEALTH Systems, Inc.*                     $     20
   1,000 Vital Signs, Inc.                                  20
   4,400 Waters Corp.*                                     142
   1,396 Watkins-Johnson Co.                                44
   2,200 Watsco, Inc.                                       64
   2,300 X-Rite, Inc.                                       43
   1,300 Zoltek Companies, Inc.*                            41
                                                      --------
                                                         4,398
                                                      --------
 INSURANCE SERVICES--4.5%
   2,100 Acceptance Insurance Cos., Inc.*                   44
   2,300 Acordia, Inc.                                      82
   3,500 Alfa Corp.                                         44
   3,375 Allied Group, Inc.                                134
   1,524 American Annuity Group, Inc.*                      28
   3,600 American Bankers Insurance Group, Inc.            204
   1,450 American Heritage Life Investment Corp.            42
   4,000 Amerin Corp.*                                      94
   2,200 Amvestors Financial Corp.                          39
   3,000 Argonaut Group, Inc.                               89
   2,300 Baldwin & Lyons, Inc.                              40
   2,300 Berkley (W.R.) Corp.                              119
   1,800 Blanch (E.W.) Holdings, Inc.                       45
   1,800 Capital RE Corp.                                   79
   1,200 Citizens Corp.                                     30
   3,200 Commerce Group, Inc.                               72
   4,700 Coventry Corp.*                                    68
   1,999 Delphi Financial Group, Inc.*                      76
   2,000 Enhance Financial Services Group, Inc.             84
   1,800 Executive Risk, Inc.                               94
   5,174 Financial Security Assurance International        187
   1,700 First American Financial Corp.                     61
   1,500 Foremost Corp. of America                          85
   3,612 Fremont General Corp.                             127
   1,784 Frontier Insurance Group, Inc.                     98
   1,100 Fund American Enterprises Holdings, Inc.*         112
   3,285 Gainsco, Inc.                                      27
   2,800 Gallagher (Arthur J.) & Co.                        89
   1,700 Guarantee Life Companies, Inc.                     35
   2,600 Guaranty National Corp.                            56
   1,100 Harleysville Group, Inc.                           40
   3,300 Hartford Steam Boiler                             168
   4,800 HCC Insurance Holdings, Inc.*                     125
   1,800 Highlands Insurance Group, Inc.*                   36
   2,400 Hilb, Rogal & Hamilton Co.                         35
   4,000 Horace Mann Educators Corp.                       193
   2,300 Integon Corp.                                      29
   3,800 John Alden Financial Corp.                         81
     500 Kansas City Life Insurance Co.                     36
   2,400 Liberty Corp.                                      95
     800 Liberty Financial Cos., Inc.                       36
   1,700 Life Reinsurance Corp.                             73
   2,900 Life USA Holding, Inc.*                            35

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                 Value
------------------------------------------------------------
   1,498 MAIC Holdings, Inc.*                       $     57
     700 Markel Corp.*                                    87
     800 Meadowbrook Insurance Group, Inc.                20
   2,600 NAC RE Corp.                                    104
     400 National Western Life Insurance Co.*             35
     900 Nymagic, Inc.                                    17
   2,390 Orion Capital Corp.                             160
   1,400 Pioneer Financial Services, Inc.                 39
     950 Poe & Brown, Inc.                                29
   4,100 Presidential Life Corp.                          59
   2,751 PXRE Corp.                                       74
   2,900 Reinsurance Group of America, Inc.              157
  10,700 Reliance Group Holdings, Inc.                   131
   2,900 Risk Capital Holdings, Inc.*                     55
   1,065 RLI Corp.                                        34
     800 Seafield Capital Corp.                           26
   1,500 Security Connecticut Corp.                       73
   2,500 Selective Insurance Group, Inc.                 111
   2,400 Sierra Health Services, Inc.*                    75
   1,050 State Auto Financial Corp.                       20
   7,900 20th Century Industries*                        152
   1,350 Trenwick Group, Inc.                             46
   5,800 UICI*                                           156
   4,620 United Cos. Financial Corp.                     106
     900 United Dental Care, Inc.                         15
   1,650 United Fire & Casualty Co.                       59
   1,100 United Wisconsin Services, Inc.                  39
   3,100 Vesta Insurance Group, Inc.                     142
   1,900 Washington National Corp.                        53
   1,800 Zenith National Insurance Corp.                  45
   1,800 Zurich Reinsurance Centre Holdings, Inc.         70
                                                    --------
                                                       5,612
                                                    --------
 JEWELRY AND PRECIOUS METALS--0.0%
   1,600 Oneida Ltd.                                      38
                                                    --------
 LEATHER PRODUCTS--0.3%
   3,100 Brown Group, Inc.                                62
   3,300 Justin Industries, Inc.                          39
   1,400 Timberland Co.*                                  82
   7,331 Wolverine World Wide, Inc.                      190
                                                    --------
                                                         373
                                                    --------
 LUMBER AND WOOD PRODUCTS--0.1%
   1,500 Fibreboard Corp.*                                82
   1,900 Ply-Gem Industries, Inc.                         32
   2,300 Pope & Talbot, Inc.                              38
                                                    --------
                                                         152
                                                    --------

 Shares  Description                              Value
---------------------------------------------------------
 MACHINERY--2.3%
     700 Ag-Chem Equipment Co., Inc.*            $     14
   1,400 Alamo Group, Inc.                             27
   1,600 Allied Products Corp.                         52
   2,000 Avondale Industries, Inc.*                    38
   2,100 Borg-Warner Security Corp.*                   33
   1,700 Cascade Corp.                                 29
     900 Columbus McKinnon Corp.                       16
   3,600 Donaldson Co., Inc.                          132
     900 DT Industries, Inc.                           29
   4,000 Duriron Co., Inc.                            113
   3,000 Figgie International Holdings, Inc.*          37
   3,900 FSI International, Inc.*                      55
   1,450 Gasonics International Corp.*                 17
   5,400 Giddings & Lewis, Inc.                       102
     600 Gleason Corp.                                 22
   3,700 Global Industrial Technologies, Inc.*         68
   3,500 Goulds Pumps, Inc.                           130
   2,197 Graco, Inc.                                   62
   1,300 Helix Technology Corp.                        53
   4,425 IDEX Corp.                                   126
   3,100 Indentix, Inc.                                31
   2,500 Integrated Process Equipment Corp.*           46
   2,800 Ionics, Inc.*                                134
   2,700 Kaydon Corp.                                 134
   3,400 Kulicke & Soffa Industries, Inc.*            115
   1,600 Lindsay Manufacturing Co.*                    58
   1,850 Manitowoc Co., Inc.                           83
   7,100 Marine Drilling Co., Inc.*                   143
   3,800 Modine Manufacturing Co.                     111
   3,450 Mohawk Industries, Inc.*                      73
   2,400 Molten Metal Technology, Inc.*                17
   1,300 Morningstar Group, Inc.*                      34
   1,700 Osmonics, Inc.*                               28
   3,300 Outboard Marine Corp.                         49
     699 Pilgrims Pride Corp.                           9
   3,300 Regal-Beloit Corp.                            88
   2,200 Rexel, Inc.*                                  40
   1,348 Robbins & Myers, Inc.                         46
   2,300 Roper Industries, Inc.                       113
   2,000 Specialty Equipment Cos., Inc.*               28
     200 Spinnaker Industries*                          8
   1,900 SPX Corp.                                    113
     800 Thermo Power Corp.*                            5
   2,000 Toro Co.                                      75
     800 Tractor Supply Co.*                           16
   3,000 Varco International, Inc.*                    83
                                                 --------
                                                    2,835
                                                 --------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                               Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 MANUFACTURING--GENERAL--1.1%
     500 Bacou U.S.A., Inc.*                      $      7
   3,580 Brady (W.H.) Co.                              102
   3,150 Cuno, Inc.                                     52
  10,300 Furniture Brands International, Inc.*         161
   6,400 Hexcel Corp.*                                 115
   1,400 Hunt Manufacturing Co.                         26
   1,600 Insilico Corp.*                                60
   1,000 Jabil Circuit, Inc.*                           59
   6,700 Kemet Corp.*                                  170
   1,300 Matthews International Corp., Class A          45
   2,700 Novellus Systems, Inc.*                       221
   1,700 Optical Coating Laboratory, Inc.               18
   2,000 Samsonite Corp.*                               90
   2,100 Seattle Filmworks, Inc.*                       25
     700 Simpson Manufacturing Co.*                     18
     850 Simula, Inc.*                                  15
   3,000 Toy Biz, Inc.*                                 27
   3,500 Tracor, Inc.*                                  89
     800 Tremont Corp.*                                 33
     700 Trigen Energy Corp.                            17
   2,000 U.S. Can Corp.*                                33
     700 Visioneer, Inc.*                                2
   2,400 Wireless Telecom Group, Inc.                   26
                                                  --------
                                                     1,411
                                                  --------
 MERCHANDISE--GENERAL--0.5%
   1,200 Action Performance Companies, Inc.*            29
   4,200 Amerisource Corp.*                            179
   3,600 Cross (A.T.) Co.                               70
   3,500 Department 56, Inc.*                           74
   5,600 Jostens, Inc.                                 138
   2,500 Libbey, Inc.                                   83
   6,200 Playtex Products, Inc.*                        60
   1,900 Strategic Distribution, Inc.*                   7
                                                  --------
                                                       640
                                                  --------
 METAL MINING--0.6%
  39,100 Battle Mountain Gold Co.                      239
   1,700 Cleveland Cliffs, Inc.                         72
   3,600 Coeur D'Alene Mines Corp.                      49
   4,200 Freeport-McMoran Copper and Gold, Inc.        119
   4,417 Getchell Gold Corp.*                          176
   8,400 Hecla Mining Co.*                              48
   2,600 Stillwater Mining Co.                          60
  39,600 Sunshine Mining Co.*                           32
                                                  --------
                                                       795
                                                  --------

 Shares  Description                               Value
----------------------------------------------------------
 METAL PRODUCTS--1.0%
   1,400 Alltrista Corp.*                         $     34
   8,200 Amax Gold, Inc.*                               54
     800 American Buildings Co.*                        23
   2,000 Applied Industrial Tech, Inc.                  70
   3,100 Aptargroup, Inc.                              138
   1,800 Barnes Group, Inc.                             48
   1,050 Butler Manufacturing Co.                       38
   1,600 Chase Brass Industries, Inc.*                  36
   1,200 Citation Corp.*                                18
   2,700 Clarcor, Inc.                                  63
   1,600 Commonwealth Industrial, Inc.                  30
   1,000 Greenbriar Cos., Inc.                          11
   1,100 Hardinge, Inc.                                 29
   2,700 Material Sciences Corp.*                       38
   2,800 Miller Industries, Inc.*                       46
   1,500 NN Ball & Roller, Inc.                         17
   1,300 Oregon Metallurgical Corp.*                    34
   1,400 Penn Engineering & Manufacturing Corp.         32
   2,000 Quanex Corp.                                   55
   1,064 SPS Technologies, Inc.*                        78
   2,600 TriMas Corp.                                   74
   3,100 Watts Industries, Inc., Class A                77
   1,800 Whittaker Corp.*                               20
   2,300 Wolverine Tube, Inc.*                          68
   3,300 Wyman-Gordon Co.*                              75
   2,600 Zero Corp.                                     60
                                                  --------
                                                     1,266
                                                  --------
 MINING, QUARRYING OF NONMETALLIC MINERAL--0.2%
   1,300 Cliff's Drilling Co.*                          91
   2,300 Dravo Corp.*                                   25
   1,900 RMI Titanium Corp.*                            44
   2,600 Solv-Ex Corp.*                                 17
   2,600 Zeigler Coal Holding Co.                       60
                                                  --------
                                                       237
                                                  --------
 MISCELLANEOUS INVESTING INSTITUTIONS--3.2%
   5,424 BRE Properties, Inc.                          134
   3,000 Burnham Pacific Properties, Inc.               40
     400 Capital Southwest Corp.                        29
   5,975 Capstead Mortgage Corp.                       143
   9,104 Champion Enterprises, Inc.*                   167
   1,699 Chemical Financial Corp.                       61

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                     Value
----------------------------------------------------------------
   1,400 Corus Bankshares, Inc.                         $     36
  10,600 Crescent Real Estate Equities, Inc.*                289
   8,300 CWM Mortgage Holdings, Inc.                         173
   5,300 Dauphin Deposit Corp.                               234
   6,500 Deposit Guaranty Corp.                              204
   7,000 Franchise Finance Corp.                             169
   9,400 Geotek Communications, Inc.*                         42
   3,108 Horizon Group, Inc.                                  40
   3,900 Hospital Properties Trust                           124
   4,500 IRT Property Co.                                     52
   1,000 John Nuveen and Company, Inc.                        30
   4,600 Kimco Realty Corp.                                  145
   3,200 Koger Equity, Inc.*                                  53
   3,200 LTC Properties, Inc.                                 57
   1,873 MAF Bancorp, Inc.                                    78
   1,900 Meridian Industrial Trust, Inc.                      44
   6,300 Merry Land & Investment Co., Inc.                   132
   2,000 MGI Properties, Inc.                                 42
   6,800 Mid Atlantic Medical Services, Inc.*                 88
   7,100 Nationwide Health Properties, Inc.                  153
   3,500 Noel Group, Inc.*                                    12
   7,200 Patriot American Hospitality, Inc.                  156
   1,000 PEC Israel Economic Corp.*                           23
   1,504 Peoples First Corp.                                  40
  10,800 Public Storage, Inc.                                288
   3,700 Realty Income Corp.                                  95
   3,200 Reckson Associates Realty Corp.                      72
   1,500 Redwood Trust, Inc.                                  86
   1,800 Seacor Holdings, Inc.*                               93
   1,200 Sirrom Capital Corp.                                 47
   1,700 Smith, (Charles E.) Residential Realty, Inc.         47
   1,800 Trans Financial Bancorp, Inc.                        45
   1,000 Union Acceptance Corp.*                               9
   4,000 Weingarten Realty Investors                         172
                                                        --------
                                                           3,944
                                                        --------
 NATURAL GAS TRANSMISSION--1.8%
   2,550 Atmos Energy Corp.                                   59
   2,200 Bay State Gas Co.                                    59
   1,500 Colonial Gas Co.                                     31
   1,600 Connecticut Energy Corp.                             36
   1,700 CTG Resources, Inc.                                  37
   3,500 Eastern Enterprises                                 121
   1,700 Energen Corp.                                        56
   3,200 Indiana Energy, Inc.                                 76
  12,300 Kelley Oil and Gas Corp.*                            30
   3,551 KN Energy, Inc.                                     150
   2,800 Laclede Gas Co.                                      61
   3,100 New Jersey Resources Corp.                           96
   1,100 North Carolina Natural Gas Corp.                     34
   3,600 Northwest Natural Gas Co.                            88
   1,700 NUI Corp.                                            37

 Shares  Description                                   Value
--------------------------------------------------------------
   4,000 Oneok, Inc.                                  $    121
   5,076 Piedmont Natural Gas Co.                          124
   4,300 Primark Corp.*                                    102
   3,150 Public Service Co. of North Carolina, Inc.         59
   1,320 South Jersey Industries, Inc.                      30
   1,419 Southern Union Co.*                                34
   4,300 Southwest Gas Corp.                                74
   4,000 Southwestern Energy Co.                            53
   2,357 Tejas Gas Corp.*                                  110
   1,700 TransTexas Gas Corp.*                              28
   5,700 UGI Corp.                                         128
   2,100 United Cities Gas Co.                              48
   7,500 Washington Gas Light Co.                          185
   3,000 Wicor, Inc.                                       110
                                                      --------
                                                         2,177
                                                      --------
 OIL AND GAS--3.2%
   9,500 AGL Resources, Inc.                               182
     900 Aquila Gas Pipeline Corp.                          13
     900 Atwood Oceanics, Inc.*                             60
   5,140 Barrett Resources Corp.*                          172
   1,000 Belco Oil & Gas Corp.*                             23
   1,800 Belden & Blake Corp.*                              48
   4,900 Benton Oil & Gas Co.*                              76
   3,400 Berry Petroleum Co.                                51
   6,543 BJ Services Co.*                                  362
   3,200 Box Energy Corp.*                                  24
   2,900 Brown (Tom), Inc.*                                 52
   3,400 Cabot Oil & Gas Corp.                              63
   2,600 Cairn Energy USA, Inc.*                            31
   3,100 Calmat Co.                                         62
   2,000 Capsure Holdings Corp.*                            25
   2,200 Cross Timbers Oil Co.                              24
   2,400 Destec Energy, Inc.*                               51
   3,300 Devon Energy Corp.                                123
   4,800 Energy Ventures, Inc.*                            181
   2,200 Falcon Drilling Co., Inc.*                        101
   1,900 Flores & Rucks, Inc.*                              93
   1,600 Forcenergy, Inc.*                                  56
   3,800 Forest Oil Corp.*                                  53
   1,200 Giant Industries, Inc.                             17
  13,300 Harken Energy Corp.*                               63
   4,200 Helmerich & Payne, Inc.                           236
     499 Hondo Oil & Gas Co.*                                5
   2,100 Hugoton Energy Corp.*                              23
   1,700 KCS Energy, Inc.                                   71
   1,800 KFX, Inc.*                                          7
  11,800 Mesa, Inc.*                                        65
   6,100 Mitchell Energy & Development Corp.               135
   2,100 Nuevo Energy Co.*                                  92
   3,900 Oceaneering International, Inc.*                   66
   6,100 Parker & Parsley Petroleum Co.                    207
   9,100 Parker Drilling Co.*                               88
   2,900 Plains Resources, Inc.*                            41

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                               Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
OIL AND GAS--Continued
   2,800 Pool Energy Services Co.*                $     47
   4,900 Pride Petroleum Services, Inc.*               109
   1,400 Production Operators Corp.                     94
  10,436 Seagull Energy Corp.*                         188
   2,293 Semco Energy, Inc.                             41
   4,500 Snyder Oil Corp.                               82
   2,400 Swift Energy Co.*                              64
   7,300 Tuboscope Vetco International Corp.*          119
   1,800 Vintage Petroleum, Inc.                        61
   2,600 Western Gas Resources, Inc.                    51
                                                  --------
                                                     3,898
                                                  --------
 ORDNANCE AND ACCESSORIES--0.1%
   1,500 Alliant Techsystems, Inc.*                     72
   3,200 Sturm Ruger & Co., Inc.                        60
                                                  --------
                                                       132
                                                  --------
 OTHER SERVICES--0.8%
   4,800 Aeroequip-Vickers Inc                         208
     800 Central Parking Corp.                          25
     400 CKS Group, Inc.*                               12
   1,600 Integrated Packaging Assembly Corp.*            6
   2,200 McGrath Rentcorp                               41
   8,500 Ogden Corp.                                   166
   1,400 Pixar, Inc.*                                   21
   1,100 Quick Response Services, Inc.*                 42
   3,500 Rollins, Inc.                                  68
      24 Score Board, Inc.                               0
   1,800 Sovran Self Storage, Inc.                      52
     700 Summit Care Corp.*                              8
     750 Thermo Ecotek Corp.*                           12
     250 Thermo Remediation, Inc.                        2
   6,800 United Waste Systems, Inc.*                   261
     900 Wackenhut Corrections Corp.*                   18
   6,600 Walter Industries, Inc.*                       94
                                                  --------
                                                     1,036
                                                  --------
 PAPER PRODUCTS--0.6%
   3,600 Chesapeake Corp.                              121
   8,700 Gaylord Container Corp.*                       71
   3,100 Greif Bros. Corp.                              87
   2,479 Mosinee Paper Corp.                            67
   3,946 Paxar Corp.*                                   76
   5,570 Rock-Tenn Co.                                  84
   2,600 Schweitzer-Mauduit International, Inc.         89
   2,500 Shorewood Packaging Corp.*                     51
   2,100 Universal Forest Products, Inc.                29
   4,600 Wausau Paper Mills Co.                         86
                                                  --------
                                                       761
                                                  --------
 PERSONAL SERVICES--0.8%
   1,600 Angelica Corp.                                 29
   2,800 Bristol Hotel Co.*                            103
   3,200 Catalina Marketing Corp.*                     118

 Shares  Description                                 Value
------------------------------------------------------------
   2,400 CPI Corp.                                  $     45
   1,300 Craig (Jenny), Inc.*                              8
   1,500 Equity Corp. International                       36
   3,250 G & K Services, Inc.                            106
   4,200 Glatfelter (P.H) Co.                             74
   5,033 HFS, Inc.                                       271
   1,973 Marcus Corp.                                     48
   1,700 Red Roof Inns, Inc.*                             28
   3,300 Unifirst Corp.                                   65
                                                    --------
                                                         931
                                                    --------
 PETROLEUM PRODUCTS--0.9%
   4,200 Camco International, Inc.                       215
   1,200 Crown Central Petroleum Corp.*                   16
   1,500 Elcor Corp.                                      42
   2,500 Lomak Petroleum, Inc.                            44
   1,300 Louis Dreyfus Natural Gas Corp.*                 21
   6,200 Newfield Exploration, Inc.*                     133
   2,490 Newpark Resources, Inc.*                        131
   5,900 Quaker Chemical Corp.                            89
   2,000 Royal Gold, Inc.*                                18
   1,100 RPC, Inc.*                                       15
   1,700 Seitel, Inc.*                                    63
   1,500 Stone Energy Corp.*                              42
   4,400 Tesoro Petroleum Corp.*                          58
   5,510 United Meridian Corp.*                          198
                                                    --------
                                                       1,085
                                                    --------
 PRINTING AND PUBLISHING--1.5%
   1,800 American Business Information, Inc.*             37
   1,950 American Business Products, Inc.                 48
   7,300 American Media, Inc., Class A                    44
   2,600 Big Flower Press Holdings, Inc.*                 56
   2,900 Bowne & Co., Inc.                                87
   1,200 CSS Industries, Inc.*                            36
   1,100 Devon Group, Inc.*                               34
   1,290 DH Technology, Inc.*                             21
   2,900 Ennis Business Forms, Inc.                       29
   2,700 Express Scripts, Inc.*                          123
   1,400 Franklin Electronic Publishers, Inc.*            14
   2,800 Gibson Greetings, Inc.*                          61
   3,200 Golden Books Family Entertainment, Inc.*         36
   5,100 Harland (John H.) Co.                           117
   2,757 Harte-Hanks Communications, Inc.                 82
   4,100 Hollinger International, Inc.                    46
   2,400 Houghton Mifflin Co.                            142
   6,475 McClatchy Newspapers, Inc., Class A             180
     954 Merrill Corp.                                    31
   2,250 Nelson (Thomas), Inc.                            23
   2,100 New England Business Service, Inc.               61
   3,300 Playboy Enterprises, Inc.*                       39
     966 Pulitzer Publishing Co.                          47
   2,000 Scholastic Corp.*                                60
   2,100 Standard Register Co.                            73
     400 Steck-Vaughn Publishing Corp.*                    5

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                            Value
-------------------------------------------------------
   7,300 Topps, Inc.*                          $     28
   3,500 Valassis Communications, Inc.*              97
     500 Waverly, Inc.*                              11
   2,100 Wiley (John) & Sons, Inc.                   67
   6,000 World Color Press, Inc.*                   158
                                               --------
                                                  1,893
                                               --------
 PROFESSIONAL SERVICES--7.5%
   2,520 ABM Industries, Inc.                        49
   3,400 ADR Information Services, Inc.*            109
   5,300 Acclaim Entertainment, Inc.*                22
   2,000 Activision, Inc.*                           26
   7,800 Acxiom Corp.*                              133
     600 Advent Software, Inc.*                      18
   3,725 Advo, Inc.                                  52
   4,200 Affiliated Computer Services, Inc.*        111
   5,800 Allwaste, Inc.*                             50
   2,200 Alternative Resources Corp.*                41
   3,100 AMERCO*                                     85
   7,700 American Oncology Resources, Inc.*         109
   2,474 Analysts International Corp.                90
   1,900 Arbor Software Corp.*                       57
   3,500 Aspen Technologies, Inc.*                  134
     600 Astea International, Inc.*                   2
   5,300 Banta Corp.                                147
     900 Barra, Inc.*                                27
   3,400 BBN Corp.*                                  98
   4,800 BDM International*                         125
   3,000 BE Aerospace, Inc.*                         73
   2,300 Bell & Howell Co.*                          62
   2,400 Billing Information Concepts*               70
   4,300 Bisys Group, Inc.*                         164
   2,884 Boole & Babbage, Inc.*                      60
     900 BRC Holdings, Inc.*                         34
   2,800 Broderbund Software, Inc.*                  70
   3,900 BWIP Holding, Inc.                          75
   1,700 Casino Data Systems*                         7
   1,700 CDI Corp.*                                  69
   1,400 Ciber, Inc.*                                58
   4,100 Citrix Systems, Inc.*                      154
   1,700 Clarify, Inc.*                              21
   1,500 ClinTrials Research, Inc.*                  15
   1,200 CMG Information Services, Inc.*             21
     700 COMFORCE Corp.*                              4
   2,400 Computer Horizons Corp.*                   134
     600 Computer Language Research, Inc.             7
   1,500 Computer Task Group, Inc.                   92
  10,600 Computervision Corp.*                       52
   1,700 Comshare, Inc.*                             23
   2,100 COREStaff, Inc.*                            50
     500 CRA Managed Care, Inc.*                     23
     500 CSG Systems International, Inc.*            12

 Shares  Description                                   Value
--------------------------------------------------------------
     700 Datastream Systems, Inc.*                    $     14
   1,300 DecisionOne Corp.*                                 28
   1,500 Dendrite International, Inc.*                      19
   1,600 Documentum, Inc.*                                  31
   1,100 Elcom International, Inc.*                          6
   1,284 Electro Rent Corp.*                                30
   1,100 EmCare Holdings, Inc.                              33
   3,200 Employee Solutions, Inc.*                          17
     700 Enterprise Systems, Inc.*                          20
     600 Excite, Inc.*                                       7
   1,300 Fair Isaac & Co.                                   51
   2,900 Franklin Quest Co.*                                70
   2,300 General Magic, Inc.*                                4
   1,700 Geoworks*                                          11
   3,000 Gerber Scientific, Inc.                            57
   4,300 Global Industries Ltd.*                            95
     200 Grey Advertising, Inc.                             58
   1,400 HA-LO Industries, Inc.*                            33
   2,850 Harbinger Corp.*                                   88
     400 HCIA, Inc.*                                        10
   1,950 Henry (Jack) & Associates, Inc.                    44
   1,600 HNC Software, Inc.*                                21
     978 Holly Corp.                                        24
   2,300 HPR, Inc.*                                         37
   3,200 HNC Software, Inc.                                106
     800 IDT Corp.*                                          6
   1,400 IKOS Systems, Inc.*                                35
   3,300 Imclone Systems                                    20
   1,600 Inacom Corp.*                                      52
     400 Individual, Inc.*                                   2
     600 Indus Group, Inc.*                                 11
   1,300 Inference Corp.*                                    6
   1,600 Infocus Systems*                                   42
   1,300 Inso Corp.*                                        37
     500 Integrated Measurement Systems, Inc.*               8
   2,500 Integrated Systems Consulting Group, Inc.*         36
   3,500 InteliData Technologies Corp.*                     18
     400 IntelliQuest Information Group, Inc.*               8
   2,600 Interim Services, Inc.*                           101
   1,200 International Imaging Materials, Inc.*             21
   3,400 Intersolv, Inc.*                                   34
     500 Intevac, Inc.*                                      8
     800 Iron Mountain, Inc.*                               22
     750 ITT Educational Services, Inc.*                    17
     500 JDA Software Group, Inc.*                          14
   2,400 Katz Media Group*                                  13
   5,750 Keane, Inc.*                                      324
   2,100 Landstar Systems, Inc.*                            56
   1,200 Learning Tree International, Inc.*                 47
   3,100 Legato Systems, Inc.*                              62
   1,200 Logic Works, Inc.*                                  8
   1,200 Manugistics Group, Inc.*                           78
   1,100 Maxis, Inc.*                                       12

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares Description                                         Value
-------------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
PROFESSIONAL SERVICES--Continued
  1,200 May & Speh, Inc.*                                  $     14
  4,650 MDU Resources Group, Inc.                               113
  1,500 MetaTools, Inc.*                                         18
  2,000 Metricom, Inc.*                                          16
  1,000 Microware Systems Corp.*                                  8
  4,400 National Data Corp.                                     193
  3,200 National Health Investors, Inc.                         121
  1,400 National Instruments Corp.*                              46
  1,900 NETCOM On-Line Communication Services, Inc.*             27
  2,800 Network Data Processing Corp.                           114
  3,500 Network Equipment Technologies, Inc.*                    60
  1,700 Network Peripherals, Inc.*                               16
  1,200 NHP, Inc.*                                               26
  1,550 Nichols Research Corp.*                                  30
  2,400 Nimbus CD International, Inc.*                           27
  2,300 Norrell Corp.                                            74
  1,900 Novadigm, Inc.*                                          10
  5,900 Oak Technology, Inc.*                                    55
    800 On Assignment, Inc.*                                     31
  2,500 Orthodontic Centers of America, Inc.*                    42
  1,900 Personnel Group of America, Inc.*                        58
  1,200 PhyMatrix Corp.*                                         17
  3,600 Physician Resource Group, Inc.*                          42
  3,200 Physician Computer Network, Inc.*                        18
  1,000 Pinkertons, Inc.*                                        29
  5,050 Players International, Inc.*                             20
  2,500 Policy Management Systems Corp.*                        119
  3,700 Pre-Paid Legal Services, Inc.*                           75
  2,800 Precision Systems, Inc.*                                 10
  1,000 Premenos Technology Corp.*                                7
  1,100 Premiere Technologies, Inc.*                             30
    800 Prism Solutions, Inc.*                                    6
    800 Profit (The) Recovery Group International, Inc.*         10
  1,900 Progress Software Corp.*                                 33
  1,000 Project Software & Development, Inc.*                    19
  1,800 Protein Design Labs, Inc.*                               57
  4,200 PSINET, Inc.*                                            32
  4,162 Pure Atria Corp.*                                        67
  5,500 Quarterdeck Corp.*                                       15
  1,000 Rainbow Technologies, Inc.*                              16
    500 Raptor Systems, Inc.*                                     7
  2,100 Red Brick Systems, Inc.*                                 19
  1,800 Remedy Corp.*                                            73
  4,800 Renaissance Solutions, Inc.*                            138
  6,100 RISCORP, Inc.*                                           22
  6,200 Rollins Truck Leasing Corp.                              85
  1,000 Romac International, Inc.*                               29
  1,900 RTW, Inc.*                                               16
  2,300 7th Level, Inc.*                                          4
    300 Sapient Corp.*                                           13
  2,250 Scopus Technologies, Inc.*                               68
  2,400 Secure Computing Corp.*                                  17

 Shares Description                              Value
--------------------------------------------------------
    500 Segue Software, Inc.*                   $      5
  3,500 Sitel Corp.*                                  58
    600 Smith Micro Software, Inc.*                    2
  7,500 Sotheby's Holdings, Inc., Class A            116
  4,600 Spectrum Holobyte, Inc.                       29
  1,000 SPSS, Inc.*                                   32
  2,000 Spyglass, Inc.*                               19
  3,600 Stac, Inc.*                                   15
  1,600 State of the Art, Inc.*                       18
  6,000 Structural Dynamics Research Corp.*          147
  1,100 Summit Medical Systems*                        3
  3,800 SunRiver Corp.*                                4
  2,600 Sync Research, Inc.*                          11
  4,750 System Software Associates, Inc.              44
  2,400 Systems & Computer Technology Corp.*          58
  2,900 Systemsoft Corp.*                             35
  6,400 TCSI Corp.*                                  190
  2,800 Telxon Corp.                                  52
    565 Thermo TerraTech, Inc.*                        6
  1,650 Thermotrex Corp.*                             48
  4,600 Transaction Systems Architects, Inc.*        193
  3,100 Transcend Services, Inc.*                     12
    750 Unison Software, Inc.*                         6
  2,600 Vanstar Corp.*                                26
  1,500 Vantive Corp.                                 40
  2,600 Veritas DGC, Inc.*                            54
  1,650 Veritas Software Corp.*                       82
  1,400 Verity, Inc.*                                  9
  2,900 Viasoft, Inc.*                               154
  2,100 VideoServer, Inc.*                            36
  2,800 Viewlogic Systems, Inc.*                      42
  1,300 Visio Corp.*                                  75
  1,800 VISX Corp.*                                   53
  1,200 Volt Information Sciences, Inc.*              52
  1,897 Wackenhut Corp.                               33
  2,425 Wind River Systems*                           82
    600 Workgroup Technology Corp.*                    3
  2,800 Xircom, Inc.*                                 41
    400 Yahoo!, Inc.*                                 13
    800 Zoran Corp.*                                  17
                                                --------
                                                   8,974
                                                --------
 REAL ESTATE--5.7%
  3,400 American Health Properties, Inc.              85
    975 American Homestar Corp.*                      20
  1,500 AMLI Residential Properties                   35
  2,300 Apartment Investment & Management Co.         64
  1,800 Associated Estates Realty Corp.               41
  5,000 Avalon Properties, Inc.                      138
  1,200 Avatar Holdings, Inc.*                        39
  3,100 Bay Apartment Communities, Inc.              109
  6,700 Beacon Properties Corp.                      208
  4,100 Berkshire Realty, Inc.                        44
  3,503 Bradley Real Estate, Inc.                     66

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                Value
-----------------------------------------------------------
   4,400 Cali Realty Corp.                         $    130
   4,364 Camden Property Trust                          128
   5,700 Carr Realty Corp.                              162
   2,700 Castle & Cooke, Inc.*                           41
   2,000 Cavalier Homes, Inc.                            23
   3,400 CBL & Associates Properties, Inc.               81
   2,300 Centerpoint Properties Corp.                    69
   2,000 Chelsea GCA Realty, Inc.                        73
   4,400 Colonial Properties Trust*                     129
   1,900 Columbus Realty Trust                           42
   3,500 Commercial Net Lease Realty, Inc.               53
   4,000 Cousins Properties, Inc.                       107
   4,200 Crown American Realty Trust                     34
   3,100 Developers Diversified Realty Corp.            115
   6,833 Doubletree Corp.*                              306
   5,000 Duke Realty Investments, Inc.                  191
   7,000 Dynex Capital, Inc.                             96
   3,900 Equity Inns, Inc.                               51
   3,000 Evans Withycombe Residential, Inc.              62
   2,400 Excel Realty Trust, Inc.                        62
   5,900 Federal Realty Investment Trust                154
   4,000 FelCor Suite Hotel, Inc.                       149
   4,100 First Industrial Realty Trust, Inc.            121
     900 Forest City Enterprises, Inc.                   40
   3,300 Gables Residential Trust                        83
   4,600 General Growth Properties, Inc.                148
   1,162 Getty Realty Corp.                              19
   3,600 Glimcher Realty Trust                           72
   4,900 Health Care Property Investors, Inc.           165
   2,400 Health Care REIT, Inc.                          58
   2,000 Healthcare Realty Trust                         52
   5,600 Highwoods Properties, Inc.                     169
   3,000 Irvine Apartment Communities, Inc.              84
   1,800 JDN Realty Co.                                  52
   2,100 JP Realty, Inc.                                 54
   4,900 Liberty Property Trust                         118
   3,600 Macerich Co.                                    97
   4,000 Manufactured Home Communities, Inc.             88
     900 Maxxam, Inc.*                                   40
   1,800 Mid-America Apartment Communities, Inc.         48
   2,600 Mills Corp.                                     66
   1,900 National Golf Properties, Inc.                  62
   2,500 Oasis Residential, Inc.                         58
   1,800 Paragon Group, Inc.                             29
   1,300 Pennsylvania REIT                               29
   3,700 Post Properties, Inc.                          147
   2,200 PRI Automation, Inc.*                           84
   2,500 Price Enterprises, Inc.*                        46
   1,400 Price REIT, Inc.                                53
   1,700 Regency Realty Corp.*                           45
   4,000 RFS Hotel Investors, Inc.                       75
   1,700 Saul Centers, Inc.                              28

 Shares  Description                                Value
-----------------------------------------------------------
   4,000 Shurguard Storage Centers, Inc.           $    112
   5,200 Spieker Properties, Inc.                       192
   2,000 Storage Trust Realty                            50
   4,200 Storage USA, Inc.                              160
   2,900 Summit Property, Inc.                           58
   2,500 Sun Communities, Inc.                           82
   4,100 Taubman Centers, Inc.                           31
   2,700 Thornburg Mortgage Asset Corp.                  54
   2,700 Town & Country Trust                            40
   2,000 Trinet Corporate Realty Trust                   66
  13,485 United Dominion Realty Trust                   199
   2,200 Urban Shopping Centers, Inc.                    64
   4,200 Vornado Realty Trust                           288
   1,900 Walden Residential Properties, Inc.             45
   5,200 Washington Real Estate Investment Trust         88
   2,100 Weeks Corp.                                     66
   2,800 Wellsford Residential Property Trust            91
   3,000 Western Investment Real Estate Trust            41
                                                   --------
                                                      7,064
                                                   --------
 RECREATIONAL AND LEISURE SERVICES--1.1%
     500 AMC Entertainment, Inc.*                        12
     500 Ameristar Casinos, Inc.*                         3
   1,100 Anchor Gaming*                                  47
   2,500 Argosy Gaming Corp.*                             8
   1,000 Ascent Entertainment Group, Inc.                10
     737 Autotote Corp. Class A                           1
   3,200 Authentic Fitness Corp.                         47
   7,300 Aztar Corp.*                                    51
     200 Bally's Grand, Inc.*                             8
   4,200 Boyd Gaming Corp.*                              25
   1,700 Carmike Cinemas, Inc.*                          59
   3,750 Casino America, Inc.*                            9
   4,300 Casino Magic Corp.*                              6
   3,000 Galoob (Lewis) Toys, Inc.*                      54
   1,000 GC Cos., Inc.*                                  43
   1,000 Harvey's Casino Resorts                         17
   2,600 Hollywood Park, Inc.                            36
   2,317 K2, Inc.                                        67
   2,900 Lydall, Inc.*                                   66
     800 Movie Gallery, Inc.*                             6
   1,000 Penn National Gaming, Inc.*                     18
   1,400 Primadonna Resorts, Inc.*                       31
   5,100 Prime Hospitality Corp.*                        95
     700 Quintel Entertainment, Inc.*                     7
   4,662 Regal Cinemas, Inc.*                           153
   2,900 Rio Hotel & Casino, Inc.*                       42
   2,100 Scientific Games Holdings Corp.*                51
   2,600 Showboat, Inc.                                  51
   1,950 Shuffle Master, Inc.*                           16
   1,600 Skyline Corp.                                   39
   1,500 Sodak Gaming, Inc.*                             22
   2,300 Spelling Entertainment Group, Inc.*             16
   3,200 Station Casinos, Inc.*                          28

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares)
(Unaudited)

 Shares  Description                                  Value
-------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
RECREATIONAL AND LEISURE SERVICES--Continued
   1,700 Stratosphere Corp.*                         $      1
   3,900 Trump Hotels and Casino Resorts, Inc.*            38
     750 WHG Resorts & Casinos, Inc.                        8
     800 White River Corp.*                                51
   3,000 WMS Industries, Inc.*                             62
                                                     --------
                                                        1,304
                                                     --------
 RESEARCH AND CONSULTING SERVICES--1.4%
   6,100 Advance Tissue Science, Inc.*                     79
   2,300 Agouron Pharmaceuticals, Inc.*                   184
   3,200 Air & Water Technologies Corp.*                   15
   2,800 Alliance Entertainment Corp.*                      2
  10,800 Aura Systems, Inc.*                               20
   8,000 Bio-Technology General Corp.*                    116
   4,600 Columbia Laboratories, Inc.*                      90
     675 Computer Management Sciences, Inc.*               14
   7,900 Cytogen Corp.*                                    44
   2,800 Dames & Moore, Inc.                               33
   4,600 Data Broadcasting Corp.*                          22
     500 Data Processing Resources Corp.*                  11
     700 Eagle River Interactive, Inc.*                     7
   1,600 GRC International, Inc.*                           8
   3,500 Jacobs Engineering Group, Inc.*                   94
   5,500 Liposome Technology, Inc.*                       140
   2,100 Mercer International, Inc.*                       24
   3,000 Mycogen Corp.*                                    71
   1,900 NeoPath, Inc.*                                    38
   1,500 NFO Research, Inc.*                               30
   3,400 OHM Corp.*                                        27
   2,600 Organogenesis, Inc.*                              49
   3,200 Parexel International Corp.*                     105
   2,345 Pharmaceutical Product Development, Inc.*         45
   6,000 Scios-Nova, Inc.*                                 38
   1,800 Spacelabs Medical, Inc.*                          40
   1,300 Stone & Webster, Inc.                             56
   5,050 Summit Technology, Inc.*                          39
   9,400 Symantec Corp.*                                  179
   2,800 Technology Solutions Co.*                        102
   3,500 U.S. Bioscience, Inc.*                            37
                                                     --------
                                                        1,759
                                                     --------
 RETAIL--4.7%
   2,500 Aaron Rents, Inc.                                 31
     670 Alexander's, Inc.*                                44
     700 American Eagle Outfitters, Inc.*                   8
   5,200 Americredit Corp.*                                98
   4,300 AnnTaylor Stores, Inc.*                          100
   4,112 Apple South, Inc.                                 62
   4,400 Arbor Drugs, Inc.                                 86
   5,200 Best Buy, Inc.*                                   71
   1,400 Blair Corp.                                       23
   6,500 Bombay Company, Inc.*                             29
   1,800 Books-a-Million, Inc.*                             9
     600 Buckle, Inc.*                                     13

 Shares  Description                                 Value
------------------------------------------------------------
   7,540 Buffets, Inc.*                             $     67
   2,800 Burlington Coat Factory Warehouse*               50
   2,700 Carson Pirie Scott & Co.*                        87
   5,000 Cash America International, Inc.                 49
   4,100 Cato Corp.                                       21
  15,600 Charming Shoppes, Inc.*                          82
   5,700 CKE Restaurants, Inc.                           136
   8,050 Claire's Stores, Inc.                           155
   8,600 CML Group, Inc.                                  20
   1,900 Cole National Corp.*                             72
   2,123 Consolidated Products, Inc.*                     36
     268 Dart Group Corp.                                 27
     983 Delchamps, Inc.                                  27
   2,800 Dress Barn, Inc.*                                48
   3,200 Duty Free International, Inc.                    50
   2,500 Fabri-Centers of America, Inc., Class A*         59
   7,100 Family Dollar Stores, Inc.                      183
   7,000 Fedders Corp.                                    45
   8,300 Fingerhut Cos., Inc.                            146
   6,400 Foodmaker, Inc.*                                 90
   2,300 Friedmans, Inc., Class A*                        43
   2,800 Garden Ridge Corp.*                              34
   4,400 Gymboree Corp.*                                 110
   3,700 Hancock Fabrics, Inc.                            45
  10,200 HEARx Ltd.*                                      18
   5,300 Hechinger Co.                                     7
   3,500 Hollywood Entertainment Corp.*                   70
   1,200 Ingles Markets, Inc.                             17
   3,400 Jumbosports, Inc.*                               15
   3,050 Just For Feet, Inc.*                             60
   1,100 L.L. Knickerbocker Co.*                           6
   2,500 Lands' End, Inc.                                 75
   4,400 Longs Drug Stores, Inc.                         105
   4,400 Mac Frugal's Bargains Close-Outs, Inc.*         131
     700 Mafco Consolidated Group*                        23
   1,300 Mail Boxes Etc.*                                 30
   2,075 Men's (The) Warehouse, Inc.*                     69
   4,500 Meyer (Fred), Inc.*                             206
   3,200 Michael's Stores, Inc.*                          63
   2,800 National Media Corp.*                            21
   2,623 Natures Sunshine Products, Inc.                  44
   2,900 NPC International, Inc.*                         34
     800 O'Reilly Automotive, Inc.*                       29
   6,900 Payless Cashways, Inc.*                          11
   2,550 Petco Animal Supplies, Inc.*                     68
   4,400 Petroleum Heat & Power, Inc.                     16
   7,735 Pier I Imports, Inc.                            173
   2,900 Proffitt's, Inc.*                               116
   1,500 Quality Food Centers, Inc.*                      57
   1,900 Regis Corp.*                                     41
   2,400 Renters Choice, Inc.*                            46
   8,300 Ross Stores, Inc.                               233
  16,500 Service Merchandise Co., Inc.*                   54
   3,000 Shopko Stores, Inc.                              71

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                 Value
------------------------------------------------------------
   2,750 Showbiz Pizza Time, Inc.*                  $     62
   3,098 Smith Food & Drug Centers, Inc., Class B        146
   2,200 Sonic Corp.*                                     39
   5,300 Sports Authority, Inc.*                          95
   2,900 Stanhome, Inc.                                   91
   1,550 Stein Mart, Inc.*                                47
   1,220 Strawbridge & Clothier, Class A                  20
   8,200 Stride Rite Corp.                               125
   6,300 U.S. Office Products Co.*                       156
   6,000 Universal Corp.                                 218
   1,500 Urban Outfitters, Inc.*                          24
   1,500 Valmont Industries, Inc.                         63
   1,700 Value City Department Stores, Inc.*              15
   5,300 Waban, Inc.*                                    161
   1,300 West Marine, Inc.*                               34
     900 Wet Seal, Inc.*                                  26
   3,100 Whole Foods Market, Inc.*                        97
   3,300 Williams-Sonoma, Inc.*                          122
   1,400 Wilmar Industries, Inc.*                         31
   5,600 Zale Corp.*                                     113
                                                    --------
                                                       5,850
                                                    --------
 RUBBER AND PLASTICS--0.6%
   2,200 ACX Technologies, Inc.*                          47
   4,700 Carlisle Cos., Inc.                             143
   2,500 Foamex International, Inc.*                      38
   1,500 Furon Co.                                        38
     800 Liqui-Box Corp.                                  27
   2,195 Myers Industries, Inc.*                          38
   2,200 O'Sullivan Corp.                                 20
   1,300 Park Ohio Industries, Inc.*                      17
   1,200 Rogers Corp.*                                    40
   4,200 Sola International, Inc.*                       120
   2,700 Spartech Corp.                                   34
   1,300 Tredegar Industries, Inc.                        71
   2,200 West Co., Inc.                                   65
                                                    --------
                                                         698
                                                    --------
 SANITARY SERVICES--0.3%
  10,100 Allied Waste Industries, Inc.*                  149
   2,800 Centennial Cellular Corp.*                       39
  10,500 Laidlaw Environment Services, Inc.*              30
  10,000 Safety-Kleen Corp.                              156
     600 Superior Services, Inc.*                         13
                                                    --------
                                                         387
                                                    --------
 SERVICE INDUSTRY MACHINERY--0.5%
   2,200 Applied Power, Inc.                              97
   2,450 Commercial Intertech Corp.                       32
   1,100 Greenwich Air Services, Inc.                     32
   1,700 Scotsman Industries, Inc.                        45
   1,550 St. Jude Medical, Inc.                           53
   1,500 Tennant Co.                                      45

 Shares  Description                            Value
-------------------------------------------------------
   8,975 United States Filter Corp.*           $    283
   2,362 Wynn's International, Inc.                  58
                                               --------
                                                    645
                                               --------
 SOCIAL SERVICES--0.3%
     547 Berlitz International, Inc.*                13
   4,300 DeVry, Inc.*                               119
   6,000 National Education Corp.*                  126
   3,018 Omega Healthcare Investors, Inc.            99
   1,100 Youth Services International, Inc.*         15
                                               --------
                                                    372
                                               --------
 STEEL PRODUCTS--1.3%
   2,000 Acme Metals, Inc.*                          31
   1,500 Amcast Industrial Corp.                     37
  14,200 Armco, Inc.*                                53
   4,700 Birmingham Steel Corp.                      75
   2,800 Brush Wellman, Inc.                         60
   2,700 Carpenter Technology Corp.                 117
   1,000 Chaparral Steel Co.                         15
   1,100 Coastcast Corp.*                            14
     400 Curtiss Wright Corp.                        23
   2,200 Geneva Steel Co.*                            5
     500 Gibraltar Steel Corp.*                      11
   2,400 Handy & Harman                              40
   1,000 Huntco, Inc., Class A                       13
   1,800 IMCO Recycling, Inc.                        32
   3,100 Intermet Corp.*                             43
   3,100 J & L Specialty Steel, Inc.                 40
   1,700 Kaiser Aluminum Corp.*                      20
   3,300 Lone Star Technologies, Inc.                78
   2,600 Lukens, Inc.                                51
   3,300 Mueller Industries, Inc.*                  132
   3,700 National Steel Corp., Class B*              50
   3,700 Oregon Steel Mills, Inc.                    69
   3,750 Precision Castparts Corp.                  234
   1,300 Reliance Steel & Aluminum Co.               47
   1,500 Rouge Steel Co.                             22
     700 Schnitzer Steel Industries, Inc.            18
     900 Shiloh Industries, Inc.*                    15
   1,900 Standex International Corp.                 52
   1,250 Steel Technologies, Inc.                    13
   3,900 Texas Industries, Inc.                      94
   4,000 UNR Industries, Inc.                        25
   4,000 WHX Corp.*                                  27
                                               --------
                                                  1,556
                                               --------
 TEXTILES--0.7%
   4,200 Albany International Corp.                  96
  10,800 Burlington Industries, Inc.*               119
   3,400 Cone Mills Corp.*                           29
     800 Fab Industries, Inc.                        25
   1,582 Fieldcrest Cannon, Inc.*                    30
   4,496 Guilford Mills, Inc.                        88
   3,400 Interface, Inc.                             79

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
May 31, 1997
(All amounts in thousands, except shares and number of contracts)
(Unaudited)

 Shares  Description                                Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
TEXTILES--Continued
   4,100 Phillips-Van Heusen                       $     57
   1,200 Quiksilver, Inc.*                               33
   4,400 Ruddick Corp.                                   67
   2,400 Springs Industries, Inc.                       122
   2,800 West Point Stevens, Inc.*                      106
                                                   --------
                                                        851
                                                   --------
 TRANSPORTATION PARTS AND EQUIPMENT--2.5%
   2,800 AAR Corp.                                       87
   1,400 ABC Rail Products Corp.*                        23
   2,200 APS Holding Corp.                               22
   3,850 Arctic Cat, Inc.                                40
   3,700 Arvin Industries, Inc.                         103
   2,700 Aviall, Inc.                                    40
   2,400 Borg Warner Automotive, Inc.                   117
   2,200 Breed Technologies, Inc.                        43
   1,100 Cannondale Corp.*                               19
   3,100 Chancellor Corp.*                              107
   2,500 Coachmen Industries, Inc.                       43
  11,500 Collins & Aikman Corp.*                        134
   1,300 Copart, Inc.*                                   20
   1,500 Detroit Diesel Corp.*                           33
   2,400 Eaton Vance Corp.                               59
   3,000 Exide Corp.                                     66
   2,300 Fairchild Corp.*                                38
   6,000 Federal-Mogul Corp.                            175
   4,400 Gencorp, Inc.                                   93
   2,300 Huffy Corp.                                     30
   4,700 Mesa Airlines, Inc.*                            24
  12,100 Navistar International Corp.*                  201
   2,700 OEA, Inc.                                      102
   4,600 Orbital Sciences Corp.*                         76
   2,104 Pacific Scientific Co.                          28
   4,500 Polaris Industries, Inc.                       133
   4,400 Rohr, Inc.*                                     93
   1,300 Sequa Corp.*                                    63
   2,800 Simpson Industries, Inc.                        29
   2,500 Smith (A.O.) Corp.                              92
   2,325 Standard Products Co.                           58
   5,400 Stewart & Stevenson Services, Inc.             144
   3,400 Superior Industries International, Inc.         87
   3,200 Teleflex, Inc.                                 197
   3,200 Thiokol Corp.                                  230
     889 Thor Industries, Inc.                           21
   2,525 Titan Wheel International, Inc.                 39
   1,000 Tower Automotive, Inc.                          40
   3,100 Wabash National Corp.                           69
   1,500 Walbro Corp.                                    30
   3,200 Westinghouse Air Brake Co.                      53
   2,500 Winnebago Industries, Inc.                      17
                                                   --------
                                                      3,118
                                                   --------

 Shares  Description                                     Value
----------------------------------------------------------------
 TRANSPORTATION SERVICES--2.0%
   3,100 Air Express International Corp.                $    113
   3,300 Airborne Freight Corp.                              126
   2,300 Alaska Air Group, Inc.*                              57
   7,830 America West Airlines, Inc.*                        120
   3,600 American Freightways, Inc.*                          50
   3,700 APL Ltd.                                            112
   3,600 Arnold Industries, Inc.                              60
   3,700 Asa Holdings, Inc.                                   97
   1,800 Circle International Corp., Inc.                     50
   1,800 Covenant Transportation, Inc., Class A*              27
     800 Eagle USA Airfreight, Inc.*                          16
   4,100 Expeditors International of Washington, Inc.        118
   1,822 First Source Corp.                                   46
     600 Florida East Coast Industries, Inc.                  65
   1,553 Frozen Food Express Industries, Inc.                 14
   3,500 GATX Corp.                                          199
   7,900 Greyhound Lines, Inc.*                               33
   2,739 Heartland Express, Inc.*                             60
   3,700 Hunt (J.B.) Transportation Services, Inc.            56
   4,100 Kirby Corp.*                                         77
     400 Knight Transportation, Inc.*                         10
   1,500 M.S. Carriers, Inc.*                                 32
   1,350 Midwest Express Holdings, Inc.*                      43
   3,200 Offshore Logistics, Inc.*                            58
   5,000 OMI Corp.*                                           48
   4,600 Overseas Shipholding Group, Inc.                     87
   3,200 Pittston Burlington Group                            82
   1,600 Railtex, Inc.*                                       30
   2,300 Roadway Express, Inc.                                44
   1,300 Skywest, Inc.                                        20
   1,900 Swift Transportation Co., Inc.*                      61
   2,900 Trans World Airlines, Inc.*                          25
   3,850 USFreightways, Corp.*                                93
   5,800 ValuJet, Inc.*                                       40
   3,450 Werner Enterprises, Inc.                             67
   1,300 Western Pacific Airlines, Inc.*                       7
   2,500 Xtra Corp.                                          107
   3,600 Yellow Corp.*                                        69
                                                        --------
                                                           2,419
                                                        --------
 WATER SUPPLY--0.4%
   1,200 Aquarion Co.                                         31
   1,063 California Water Service Co.                         48
   3,100 Culligan Water Technologies, Inc.*                  138
   1,300 E'Town Corp.                                         43
   1,400 Pennsylvania Enterprises, Inc.*                      35
   2,700 Philadelphia Suburban Corp.                          51
   1,360 Southern California Water Co.                        32
   4,152 United Water Resources, Inc.                         75
   1,200 Western Water Co.*                                   17
                                                        --------
                                                             470
                                                        --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                    Value
---------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 WHOLESALE--1.4%
   3,385 Arch Communications Group, Inc.*              $     26
   1,400 Bindley Western Industries, Inc.                    31
   1,950 BMC West Corp.*                                     26
   4,300 Caraustar Industries, Inc.                         124
   4,300 Casey's General Stores, Inc.                        86
   1,756 Castle (A. M.) & Co.                                38
   1,966 Commercial Metals Co.                               58
   3,900 Compucom Systems, Inc.*                             28
     400 Culbro Corp.*                                       51
     600 Daisytek International Corp.*                       19
   1,500 Discount Auto Parts, Inc.*                          28
   2,600 Egghead, Inc.*                                      12
   5,800 Handleman Co.                                       38
   1,400 Hughes Supply, Inc.                                 54
   3,100 Immunex Corp.*                                      97
   2,800 International Multifoods Corp.                      79
   2,300 JP Foodservice, Inc.*                               67
   3,200 Kaman Corp.                                         44
   4,100 Kent Electronics Corp.*                            133
   1,200 Lawson Products, Inc.                               30
   2,800 Marshall Industries*                               102
   2,450 Microage, Inc.*                                     44
   1,900 Nash-Finch Co.                                      38
   2,200 Patterson Dental Co.*                               76
   1,500 Peak (The) Technologies Group*                      27
   1,700 Russ Berrie & Co., Inc.                             35
   4,375 Rykoff-Sexton, Inc.                                 84
   2,400 Sciclone Pharmaceuticals, Inc.*                     17
   1,700 Smart & Final, Inc.                                 36
   2,800 TBC Corp.*                                          95
   2,400 United Stationers, Inc.*                            52
   3,100 VWR Corp.*                                          48
                                                       --------
                                                          1,723
---------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $100,699)                   $120,911
---------------------------------------------------------------
 RIGHTS--0.0%
      76 Alpha 1 Biomedical*                           $      0
   1,650 Metrocall, Inc.*                                     0
---------------------------------------------------------------
 TOTAL RIGHTS (Cost $0)                                $      0
---------------------------------------------------------------
 WARRANTS--0.0%
     350 Milicom American Satellite Corp.,
         Exp. 06/30/99*                                $      0
      57 PerSeptive Biosystems, Inc., Exp. 09/11/03*          0
---------------------------------------------------------------
 TOTAL WARRANTS (Cost $0)                              $      0
---------------------------------------------------------------

  Shares/
 Principal
  Amount   Description                               Value
------------------------------------------------------------
 OTHER INVESTMENTS--0.0%
   2,000   Escrow CFS Group, Inc.*                  $      0
   1,400   Escrow Millicom, Inc.*                          0
     900   Escrow Northeast Bancorp, Inc.*                 0
   2,790   Escrow Statesman Group, Inc.*                   0
   1,700   Escrow Takecare, Inc.*                          0
------------------------------------------------------------
 TOTAL OTHER INVESTMENTS (Cost $0)                  $      0
------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.1%
           U.S. Treasury Bill #
 $    95   4.845% Due 06/26/97                      $     94
------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $94)                                        $     94
------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.9%
           Bank of Tokyo-Mitsubishi, Grand Cayman
 $ 2,346   5.750% Due 6/02/97                       $  2,346
------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $2,346)          $  2,346
------------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $103,139)                                   $123,351
------------------------------------------------------------
 Other assets, less liabilities--0.1%                    160
------------------------------------------------------------
 NET ASSETS--100.0%                                 $123,511
------------------------------------------------------------

--------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS:
              Number of Contract Contract  Contract  Unrealized
    Type      Contracts  Amount  Position Expiration    Gain
---------------------------------------------------------------
RUSSELL 2000      11     $1,938    Long    06/20/97     $156
---------------------------------------------------------------

*Non-income producing security.
#Securities pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 1997
(All amounts in thousands, except net asset value per unit)
(Unaudited)

                                                                                                  Small
                                    Diversified  Equity    Focused  International International  Company
                          Balanced    Growth      Index    Growth   Equity Index     Growth       Index
                          Portfolio  Portfolio  Portfolio Portfolio   Portfolio     Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------
ASSETS:
Investments in
 securities, at cost       $44,912   $ 94,205   $589,870  $ 99,189     $13,947      $111,812    $103,139
---------------------------------------------------------------------------------------------------------
Investments in
 securities, at value      $54,271   $140,676   $857,884  $121,770     $15,114      $122,185    $123,351
Cash and foreign
 currencies                    143        214          6       150          52           362           3
Receivables:
 Dividends and interest        346        227      1,845       107          17           319          99
 Fund units sold                 4          6        303       149          --            --          65
 Investment securities
  sold                         600        226         34       111          --         3,612          --
 Foreign tax reclaims           --         --         --        --           5           132          --
 Administrator                   7          8         24         8          14             9          10
Deferred organization
 costs, net                     14          8          8        19          14            26           8
Other assets                     3          2        139         1          28             3          18
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                55,388    141,367    860,243   122,315      15,244       126,648     123,554
---------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund units redeemed            66         --     29,161        --          --           269          --
 Investment securities
  purchased                    579         --         18        --          --         1,140          --
Accrued expenses:
 Advisory fees                  23         65         71        81           3            86          20
 Administration fees             5         12         71        10           2            16          10
 Custodian fees                  2          3         12         1          19            15           6
 Transfer agent fees             1          1         14         2          --             1           1
Other liabilities                6         12         46        12          21            14           6
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES              682         93     29,393       106          45         1,541          43
---------------------------------------------------------------------------------------------------------
NET ASSETS                 $54,706   $141,274   $830,850  $122,209     $15,199      $125,107    $123,511
---------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital            $44,889   $ 89,591   $546,525  $ 91,713     $13,959      $117,406    $102,052
Accumulated
 undistributed net
 investment income              51        532        400        89          71           238         574
Accumulated net realized
 gains (losses) on
 investments, options,
 futures and foreign
 currency transactions         407      4,680     15,131     7,826           2        (2,924)        517
Net unrealized
 appreciation on
 investments, options,
 futures and foreign
 currency transactions       9,359     46,471    268,794    22,581       1,167        10,373      20,368
Net unrealized gains on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --         --         --        --          --            14          --
---------------------------------------------------------------------------------------------------------
NET ASSETS                 $54,706   $141,274   $830,850  $122,209     $15,199      $125,107    $123,511
---------------------------------------------------------------------------------------------------------
Total units outstanding
 (no par value),
 unlimited units
 authorized
 Class A                     3,934      9,824     41,819     8,046       1,381        11,716       9,306
 Class C                       409         --      3,633       518          --            --          --
 Class D                        23         43      1,062        52          --            14          19
---------------------------------------------------------------------------------------------------------
Net asset value,
 offering and redemption
 price per unit
 Class A                   $ 12.53   $  14.32   $  17.86  $  14.19     $ 11.01      $  10.67    $  13.24
 Class C                   $ 12.52         --   $  17.85  $  14.17          --            --          --
 Class D                   $ 12.51   $  14.19   $  17.82  $  14.05          --      $  10.55    $  13.24
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 1997
(All amounts in thousands)
(Unaudited)

                                                                                                  Small
                                    Diversified  Equity    Focused  International International  Company
                          Balanced    Growth      Index    Growth   Equity Index     Growth       Index
                          Portfolio  Portfolio  Portfolio Portfolio Portfolio (a)   Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                  $  202     $   963    $ 7,376   $   603     $   70        $1,098      $  855
Interest                      731          40        546        23         13           128         104
---------------------------------------------------------------------------------------------------------
TOTAL INCOME                  933       1,003      7,922       626         83(b)      1,226(c)      959
---------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees      209         539      1,162       608         11           648         230
Administration fees            59         137        441       119         17           147         122
Custodian fees                 12          14         70        12         23            79          35
Registration fees              11          12         27        12          4            12          12
Amortization of deferred
 organization costs             6           7          7         8          1             7           6
Transfer agent fees             5           7         75         9         --             7           6
Unitholder servicing
 fees                           5           1         61         6         --            --          --
Professional fees               2           4         16         2          1             4           4
Trustee fees and ex-
 penses                         1           2          9         1          1             2           2
Other                           5          13         42         8          2             6           6
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                315         736      1,910       785         60           912         423
Less voluntary waivers
 of:
 Investment advisory
  fees                        (79)       (169)      (775)     (166)        (6)         (130)       (115)
 Administration fees          (32)        (69)       (54)      (63)       (14)          (77)        (65)
Less: Expenses reimburs-
 able by Administrator        (38)        (44)      (142)      (42)       (28)          (19)        (64)
---------------------------------------------------------------------------------------------------------
Net expenses                  166         454        939       514         12           686         179
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME         767         549      6,983       112         71           540         780
Net realized gains
 (losses) on:
 Investment transactions      442       4,727     14,944     9,122         --          (136)        978
 Written options trans-
  actions                      --          --         --        86         --            --          --
 Futures transactions          --          --      3,622        --         --            --         207
 Foreign currency trans-
  actions                      --          --         --        --          2           (28)         --
Net change in unrealized
 appreciation on
 investments, options,
 futures and foreign
 currency transactions      2,131      10,306     72,963     2,815      1,167         6,150       7,536
Net change in unrealized
 losses on translation
 of other assets and li-
 abilities denominated
 in foreign currencies         --          --         --        --         --            (1)         --
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS RESULTING FROM OP-
 ERATIONS                  $3,340     $15,582    $98,512   $12,135     $1,240        $6,525      $9,501
---------------------------------------------------------------------------------------------------------

(a) Commenced investment operations April 1, 1997.
(b) Net of $8 in non-reclaimable foreign withholding taxes.
(c) Net of $151 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended May 31, 1997 (Unaudited) and the Year Ended November 30,
1996
(All amounts in thousands)



                                            Balanced          Diversified
                                           Portfolio       Growth Portfolio
                                        -----------------  ------------------
                                         1997      1996      1997      1996
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                  $   767  $  1,366  $    549  $  1,372
 Net realized gains (losses) on invest-
  ments, options, futures and foreign
  currency transactions                     442     1,834     4,727    14,453
 Net change in unrealized appreciation
  on investments, options, futures and
  foreign currency transactions           2,131     2,874    10,306    10,529
 Net change in unrealized losses on
  translations of other assets and lia-
  bilities denominated in foreign cur-
  rencies                                    --        --        --        --
------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                          3,340     6,074    15,582    26,354
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A UNITHOLDERS
 FROM:
 Net investment income                     (682)   (1,231)   (1,368)   (1,750)
 Net realized gains                      (1,132)       --   (14,420)   (1,919)
------------------------------------------------------------------------------
Total distributions to Class A
 unitholders                             (1,814)   (1,231)  (15,788)   (3,669)
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C UNITHOLDERS:
 Net investment income                      (79)     (132)       --        --
 Net realized gains                        (152)       --        --        --
------------------------------------------------------------------------------
Total distributions to Class C
 unitholders                               (231)     (132)       --        --
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D UNITHOLDERS:
 Net investment income                       (4)       (2)       (4)       (2)
 Net realized gains                          (6)       --       (45)       (3)
------------------------------------------------------------------------------
Total distributions to Class D
 unitholders                                (10)       (2)      (49)       (5)
------------------------------------------------------------------------------
CLASS A UNIT TRANSACTIONS:
 Proceeds from the sale of units          4,814    11,431     6,216    14,860
 Reinvested distributions                 1,794     1,076    14,520     3,424
 Cost of units redeemed                  (3,655)  (10,419)  (21,856)  (45,585)
------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class A unit transac-
 tions                                    2,953     2,088    (1,120)  (27,301)
------------------------------------------------------------------------------
CLASS C UNIT TRANSACTIONS:
 Proceeds from the sale of units            761     6,132        --        --
 Reinvested distributions                   231       132        --        --
 Cost of units redeemed                  (1,961)     (797)       --        --
------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class C unit transac-
 tions                                     (969)    5,467        --        --
------------------------------------------------------------------------------
CLASS D UNIT TRANSACTIONS:
 Proceeds from the sale of units            138       232       135       227
 Reinvested distributions                     9         2        49         5
 Cost of units redeemed                     (96)       (9)      (23)      (75)
------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class D unit transac-
 tions                                       51       225       161       157
------------------------------------------------------------------------------
Net increase (decrease)                   3,320    12,489    (1,214)   (4,464)
Net assets--beginning of period          51,386    38,897   142,488   146,952
------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD               $54,706  $ 51,386  $141,274  $142,488
------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVEST-
 MENT INCOME                            $    51  $     49  $    532  $  1,355
------------------------------------------------------------------------------

(a) Commenced investment operations on April 1, 1997.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                          International
   Equity Index        Focused Growth     Equity Index    International       Small Company
    Portfolio             Portfolio         Portfolio   Growth Portfolio     Index Portfolio
--------------------  ------------------  ------------- ------------------  ------------------
  1997       1996       1997      1996       1997 (a)     1997      1996      1997      1996
-----------------------------------------------------------------------------------------------
$  6,983   $  12,697  $    112  $    110     $    71    $    540  $    989  $    780  $  1,443
  18,566      36,012     9,208    11,548           2        (164)    8,942     1,185    12,846
  72,963     100,945     2,815     5,017       1,167       6,150     3,186     7,536       976
      --          --        --        --          --          (1)      (22)       --        --
-----------------------------------------------------------------------------------------------
  98,512     149,654    12,135    16,675       1,240       6,525    13,095     9,501    15,265
-----------------------------------------------------------------------------------------------
  (6,427)    (11,982)     (130)     (317)         --      (1,021)   (2,919)   (1,364)   (1,002)
 (32,814)    (15,194)  (12,040)   (1,293)         --      (5,790)       --   (13,019)   (5,764)
-----------------------------------------------------------------------------------------------
 (39,241)    (27,176)  (12,170)   (1,610)         --      (6,811)   (2,919)  (14,383)   (6,766)
-----------------------------------------------------------------------------------------------
    (505)       (603)       (4)       --          --          --        --        --        --
  (2,679)       (570)     (811)       --          --          --        --        --        --
-----------------------------------------------------------------------------------------------
  (3,184)     (1,173)     (815)       --          --          --        --        --        --
-----------------------------------------------------------------------------------------------
    (119)        (60)       --        (2)         --          (1)       (1)       (1)       (1)
    (399)        (26)      (79)       (8)         --          (4)       --       (13)       (2)
-----------------------------------------------------------------------------------------------
    (518)        (86)      (79)      (10)         --          (5)       (1)      (14)       (3)
-----------------------------------------------------------------------------------------------
 147,495     338,095     9,868    32,348      13,959       8,676    28,193    11,276    28,946
  36,716      24,880    11,306     1,413          --       5,984     2,297    13,462     6,297
(162,906)   (279,296)  (12,405)  (27,923)         --     (27,590)  (51,182)   (9,431)  (25,770)
-----------------------------------------------------------------------------------------------
  21,305      83,679     8,769     5,838      13,959     (12,930)  (20,692)   15,307     9,473
-----------------------------------------------------------------------------------------------
  12,037      52,571       110     6,934          --          --        --        --        --
   3,184       1,029       814        --          --          --        --        --        --
  (8,311)    (25,869)     (523)     (598)         --          --        --        --        --
-----------------------------------------------------------------------------------------------
   6,910      27,731       401     6,336          --          --        --        --        --
-----------------------------------------------------------------------------------------------
  10,382       6,392        84       168          --          48        71       162       223
     420          86        79        10          --           5        --        14         3
  (1,474)       (332)      (94)      (96)         --          (1)       (2)     (201)      (13)
-----------------------------------------------------------------------------------------------
   9,328       6,146        69        82          --          52        69       (25)      213
-----------------------------------------------------------------------------------------------
  93,112     238,775     8,310    27,311      15,199     (13,169)  (10,448)   10,386    18,182
 737,738     498,963   113,899    86,588          --     138,276   148,724   113,125    94,943
-----------------------------------------------------------------------------------------------
$830,850   $ 737,738  $122,209  $113,899     $15,199    $125,107  $138,276  $123,511  $113,125
-----------------------------------------------------------------------------------------------
$    400   $     468  $     89  $    111     $    71    $    238  $    720  $    574  $  1,159
-----------------------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
BALANCED PORTFOLIO

                                          Class A                            Class C            Class D
                          ---------------------------------------------  -----------------  -----------------
                           1997     1996     1995     1994     1993 (a)   1997    1996 (b)   1997    1996 (c)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 12.24  $ 11.05  $  9.50  $ 10.22   $ 10.00   $ 12.24  $ 11.12   $ 12.23  $ 11.34
Income (loss) from in-
 vestment operations:
 Net investment income       0.18     0.34     0.34     0.24      0.09      0.17     0.29      0.16     0.22
 Net realized and
  unrealized gain (loss)     0.60     1.19     1.55    (0.72)     0.22      0.59     1.12      0.60     0.96
-------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       0.78     1.53     1.89    (0.48)     0.31      0.76     1.41      0.76     1.18
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.18)   (0.34)   (0.34)   (0.22)    (0.09)    (0.17)   (0.29)    (0.17)   (0.29)
 Net realized gain          (0.31)      --       --    (0.02)       --     (0.31)      --     (0.31)      --
-------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                (0.49)   (0.34)   (0.34)   (0.24)    (0.09)    (0.48)   (0.29)    (0.48)   (0.29)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)      0.29     1.19     1.55    (0.72)     0.22      0.28     1.12      0.28     0.89
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 12.53  $ 12.24  $ 11.05  $  9.50   $ 10.22   $ 12.52  $ 12.24   $ 12.51  $ 12.23
-------------------------------------------------------------------------------------------------------------
Total return (d)             6.54%   14.07%   20.22%   (4.76)%    3.12%     6.39%   12.72%     6.34%   10.55%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements     0.61%    0.61%    0.61%    0.61%     0.61%     0.85%    0.85%     1.00%    1.00%
 Expenses, before waiv-
  ers and reimbursements     1.18%    1.20%    1.28%    1.50%     1.62%     1.42%    1.44%     1.57%    1.59%
 Net investment income,
  net of waivers and
  reimbursements             2.97%    3.03%    3.36%    2.56%     2.20%     2.73%    2.80%     2.58%    2.78%
 Net investment income,
  before waivers and
  reimbursements             2.40%    2.44%    2.69%    1.68%     1.19%     2.16%    2.21%     2.01%    2.19%
Portfolio turnover rate     36.07%  104.76%   93.39%   75.69%    35.03%    36.07%  104.76%    36.07%  104.76%
Average commission rate
 per share                $0.0685  $0.0718       NA       NA        NA   $0.0685  $0.0718   $0.0685  $0.0718
Net assets at end of pe-
 riod (in thousands)      $49,298  $45,157  $38,897  $31,462   $15,928   $ 5,116  $ 5,997   $   292  $   232
-------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Class C units were issued on December 29, 1995.
(c) Class D units were issued on February 20, 1996.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.



See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended and May 31, 1997 (Unaudited) and the Years Ended November 30,
DIVERSIFIED GROWTH PORTFOLIO

                                            Class A                                      Class D
                          -------------------------------------------------  ----------------------------------
                            1997      1996      1995      1994     1993 (a)   1997     1996     1995   1994 (b)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $  14.36  $  12.20  $   9.88  $  10.65   $  10.00  $ 14.26  $ 12.16  $ 9.88   $10.41
Income (loss) from
 investment operations:
 Net investment income        0.06      0.14      0.15      0.09       0.09     0.06     0.11    0.11     0.01
 Net realized and
  unrealized gain (loss)      1.50      2.33      2.26     (0.83)      0.65     1.46     2.29    2.25    (0.54)
----------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.56      2.47      2.41     (0.74)      0.74     1.52     2.40    2.36    (0.53)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.14)    (0.15)    (0.09)    (0.01)     (0.09)   (0.13)   (0.14)  (0.08)      --
 Net realized gain           (1.46)    (0.16)       --     (0.02)        --    (1.46)   (0.16)     --       --
----------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.60)    (0.31)    (0.09)    (0.03)     (0.09)   (1.59)   (0.30)  (0.08)      --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.04)     2.16      2.32     (0.77)      0.65    (0.07)    2.10    2.28    (0.53)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  14.32  $  14.36  $  12.20  $   9.88   $  10.65  $ 14.19  $ 14.26  $12.16   $ 9.88
----------------------------------------------------------------------------------------------------------------
Total return (c)             12.27%    20.83%    24.55%    (6.98)%     7.38%   12.06%   20.39%  24.19%   (5.14)%
Ratio to average net as-
 sets of (d):
 Expenses, net of
  waivers and
  reimbursements              0.67%     0.66%     0.69%     0.67%      0.71%    1.06%    1.05%   1.08%    1.05%
 Expenses, before
  waivers and
  reimbursements              1.09%     1.10%     1.12%     1.08%      1.13%    1.48%    1.49%   1.51%    1.46%
 Net investment income,
  net of waivers and
  reimbursements              0.82%     0.98%     1.16%     0.77%      1.04%    0.43%    0.59%   0.73%    0.94%
 Net investment income,
  before waivers and
  reimbursements              0.40%     0.54%     0.73%     0.35%      0.62%    0.01%    0.15%   0.30%    0.53%
Portfolio turnover rate      13.99%    59.99%    81.65%    78.94%    140.88%   13.99%   59.99%  81.65%   78.94%
Average commission rate
 per share                $ 0.0684  $ 0.0655        NA        NA         NA  $0.0684  $0.0655      NA       NA
Net assets at end of pe-
 riod (in thousands)      $140,667  $142,055  $146,731  $164,963   $199,053  $   607  $   433  $  221   $   40
----------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended and May 31, 1997 (Unaudited) and the Years Ended November 30,
EQUITY INDEX PORTFOLIO

                                                 Class A
                               ------------------------------------------------
                                 1997      1996      1995      1994    1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                        $  16.79  $  13.86  $  10.60  $  10.78  $  10.00
 Income from investment
  operations:
 Net investment income             0.15      0.31      0.30      0.27      0.22
 Net realized and unrealized
  gain (loss)                      1.90      3.36      3.47     (0.18)     0.78
--------------------------------------------------------------------------------
Total income from investment
 operations                        2.05      3.67      3.77      0.09      1.00
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income            (0.15)    (0.31)    (0.30)    (0.27)    (0.22)
 Net realized gain                (0.83)    (0.43)    (0.21)       --        --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                      (0.98)    (0.74)    (0.51)    (0.27)    (0.22)
--------------------------------------------------------------------------------
Net increase (decrease)            1.07      2.93      3.26     (0.18)     0.78
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                        $  17.86  $  16.79  $  13.86  $  10.60  $  10.78
--------------------------------------------------------------------------------
Total return (d)                  12.96%    27.53%    36.60%     0.87%    10.08%
Ratio to average net assets
 of (e):
 Expenses, net of waivers and
  reimbursements                   0.22%     0.22%     0.22%     0.23%     0.21%
 Expenses, before waivers and
  reimbursements                   0.47%     0.50%     0.54%     0.59%     0.66%
 Net investment income, net
  of waivers and
  reimbursements                   1.83%     2.12%     2.54%     2.62%     2.62%
 Net investment income,
  before waivers and
  reimbursements                   1.58%     1.84%     2.22%     2.25%     2.17%
Portfolio turnover rate            5.16%    18.02%    15.27%    71.98%     2.06%
Average commission rate per
 share                         $ 0.0279  $ 0.0228        NA        NA        NA
Net assets at end of period
 (in thousands)                $747,088  $675,804  $479,763  $281,817  $219,282
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class C units were issued on September 28, 1995.
(c) Class D units were issued on September 14, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                  Class C                         Class D
                          --------------------------  ----------------------------------
                           1997     1996    1995 (b)   1997     1996     1995   1994 (c)
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $ 16.79  $ 13.86  $ 13.43   $ 16.77  $ 13.83  $10.60   $10.96
 Income (loss) from
  investment operations:
 Net investment income       0.13     0.28     0.05      0.14     0.27    0.25     0.02
 Net realized and
  unrealized gain (loss)     1.91     3.35     0.45      1.88     3.36    3.47    (0.31)
-----------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       2.04     3.63     0.50      2.02     3.63    3.72    (0.29)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.15)   (0.27)   (0.07)    (0.14)   (0.26)  (0.28)   (0.07)
 Net realized gain          (0.83)   (0.43)      --     (0.83)   (0.43)  (0.21)      --
-----------------------------------------------------------------------------------------
Total distributions to
 unitholders                (0.98)   (0.70)   (0.07)    (0.97)   (0.69)  (0.49)   (0.07)
-----------------------------------------------------------------------------------------
Net increase (decrease)      1.06     2.93     0.43      1.05     2.94    3.23    (0.36)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 17.85  $ 16.79  $ 13.86   $ 17.82  $ 16.77  $13.83   $10.60
-----------------------------------------------------------------------------------------
Total return (d)            12.83%   27.24%    3.94%    12.76%   27.20%  36.20%   (2.68)%
Ratio to average net
 assets of (e):
 Expenses, net of
  waivers and
  reimbursements             0.46%    0.46%    0.46%     0.61%    0.61%   0.61%    0.60%
 Expenses, before
  waivers and
  reimbursements             0.71%    0.74%    0.78%     0.86%    0.89%   0.93%    0.96%
 Net investment income,
  net of waivers and
  reimbursements             1.59%    1.89%    2.29%     1.44%    1.78%   2.07%    2.67%
 Net investment income,
  before waivers and
  reimbursements             1.34%    1.61%    1.97%     1.19%    1.50%   1.75%    2.31%
Portfolio turnover rate      5.16%   18.02%   15.27%     5.16%   18.02%  15.27%   71.98%
Average commission rate
 per share                $0.0279  $0.0228       NA   $0.0279  $0.0228      NA       NA
Net assets at end of
 period (in thousands)    $64,838  $53,929  $18,390   $18,924  $ 8,005  $  810   $    3
-----------------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
FOCUSED GROWTH PORTFOLIO

                                           Class A                                 Class C                  Class D
                          --------------------------------------------------   ------------------   ----------------------------
                            1997       1996      1995      1994     1993 (a)    1997     1996 (b)    1997      1996     1995 (c)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $  14.48   $  12.53   $  9.79   $ 10.43   $ 10.00    $ 14.47   $ 13.46    $ 14.37   $ 12.48    $ 9.55
Income (loss) from
 investment operations:
 Net investment income
  (loss)                      0.01       0.02      0.05      0.02      0.01         --     (0.01)        --     (0.03)     0.02
 Net realized and
  unrealized gain (loss)      1.40       2.17      2.71     (0.66)     0.43       1.39      1.02       1.37      2.15      2.93
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.41       2.19      2.76     (0.64)     0.44       1.39      1.01       1.37      2.12      2.95
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.02)     (0.05)    (0.02)       --     (0.01)     (0.01)       --      (0.01)    (0.04)    (0.02)
 Net realized gain           (1.68)     (0.19)       --        --        --      (1.68)       --      (1.68)    (0.19)       --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.70)     (0.24)    (0.02)       --     (0.01)     (1.69)       --      (1.69)    (0.23)    (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.29)      1.95      2.74     (0.64)     0.43      (0.30)     1.01      (0.32)     1.89      2.93
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  14.19   $  14.48   $ 12.53   $  9.79   $ 10.43    $ 14.17   $ 14.47    $ 14.05   $ 14.37    $12.48
---------------------------------------------------------------------------------------------------------------------------------
Total return (d)             11.25%     17.82%    28.38%    (6.15)%    4.33%     11.13%     7.51%     11.04%    17.42%    30.97%
Ratio to average net as-
 sets of (e):
 Expenses, net of waivers
  and reimbursements          0.92%      0.91%     0.91%     0.91%     0.91%      1.16%     1.15%      1.31%     1.30%     1.30%
 Expenses, before waivers
  and reimbursements          1.41%      1.43%     1.47%     1.55%     1.88%      1.65%     1.67%      1.80%     1.82%     1.86%
 Net investment income
  (loss), net of waivers
  and reimbursements          0.22%      0.12%     0.46%     0.24%     0.14%     (0.02)%   (0.12)%    (0.17)%   (0.28)%   (0.11)%
 Net investment income
  (loss), before waivers
  and reimbursements         (0.27)%    (0.40)%   (0.10)%   (0.39)%   (0.83)%    (0.51)%   (0.64)%    (0.66)%   (0.80)%   (0.67)%
Portfolio turnover rate      60.73%    116.78%    85.93%    74.28%    27.48%     60.73%   116.78%     60.73%   116.78%    85.93%
Average commission rate
 per share                $ 0.0671   $ 0.0730        NA        NA        NA    $0.0671   $0.0730    $0.0671   $0.0730        NA
Net assets at end of
 period (in thousands)    $114,152   $106,250   $86,099   $57,801   $32,099    $ 7,333   $ 6,993    $   724   $   656    $  489
---------------------------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Class C units were issued on June 14, 1996.
(c) Class D units were issued on December 8, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Period Ended May 31, 1997 (Unaudited)
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                          Class A
                                                          --------
                                                          1997 (a)
------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 10.00
Income from investment operations:
 Net investment income                                       0.05
 Net realized and unrealized gain                            0.96
------------------------------------------------------------------
Total income from investment operations                      1.01
------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                                         --
------------------------------------------------------------------
Total distributions to unitholders                             --
------------------------------------------------------------------
Net increase                                                 1.01
------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 11.01
------------------------------------------------------------------
Total return (b)                                            10.07%
Ratio to average net assets of (c):
 Expenses, net of waivers and reimbursements                 0.51%
 Expenses, before waivers and reimbursements                 2.61%
 Net investment income, net of waivers and reimbursements    2.62%
 Net investment income, before waivers and reimbursements    0.52%
Portfolio turnover rate                                      0.03%
Average commission rate per share                         $0.0152
Net assets at end of period (in thousands)                $15,199
------------------------------------------------------------------

(a) Commenced investment operations on April 1, 1997.
(b) Assumes investment at net asset value at beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value of the end of the period. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and the Years Ended November
30,
INTERNATIONAL GROWTH PORTFOLIO

                                        Class A                               Class D
                          ---------------------------------------  ----------------------------------
                            1997      1996      1995     1994(a)    1997     1996     1995    1994(b)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  10.63  $   9.88  $  10.21   $  10.00  $ 10.54  $  9.83  $10.21   $10.47
Income (loss) from in-
 vestment operations:
 Net investment income        0.04      0.10      0.12       0.05     0.05     0.01    0.19       --
 Net realized and
  unrealized gain (loss)      0.53      0.87     (0.36)      0.16     0.49     0.92   (0.48)   (0.26)
------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        0.57      0.97     (0.24)      0.21     0.54     0.93   (0.29)   (0.26)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.08)    (0.22)    (0.05)        --    (0.08)   (0.22)  (0.05)      --
 Net realized gain           (0.45)       --     (0.04)        --    (0.45)      --   (0.04)      --
------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.53)    (0.22)    (0.09)        --    (0.53)   (0.22)  (0.09)      --
------------------------------------------------------------------------------------------------------
Net increase (decrease)       0.04      0.75     (0.33)      0.21     0.01     0.71   (0.38)   (0.26)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  10.67  $  10.63  $   9.88   $  10.21  $ 10.55  $ 10.54  $ 9.83   $10.21
------------------------------------------------------------------------------------------------------
Total return (c)              5.69%     9.96%    (2.32)%     2.11%    5.47%    9.59%  (2.78)%  (2.56)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      1.06%     1.06%     1.06%      1.04%    1.45%    1.45%   1.45%    1.35%
 Expenses, before waiv-
  ers and reimbursements      1.41%     1.43%     1.38%      1.47%    1.80%    1.82%   1.77%    1.78%
 Net investment income,
  net of waivers and
  reimbursements              0.84%     0.73%     1.22%      0.76%    0.45%    0.44%   2.01%      --
 Net investment income,
  before waivers and
  reimbursements              0.49%     0.36%     0.90%      0.33%    0.10%    0.07%   1.69%   (0.43)%
Portfolio turnover rate      88.69%   202.47%   215.31%     77.79%   88.69%  202.47% 215.31%   77.79%
Average commission rate
 per share                $ 0.0200  $ 0.0292        NA         NA  $0.0200  $0.0292      NA       NA
Net assets at end of pe-
 riod (in thousands)      $124,958  $138,182  $148,704   $133,212  $   149  $    94  $   20       --
------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Six Months Ended May 31, 1997 (Unaudited) and Years Ended November 30, SMALL COMPANY INDEX PORTFOLIO

                                            Class A                                 Class D
                                -----------------------------------------------
                                                                --------------------------
                            1997      1996     1995      1994     1993 (a)   1997     1996    1995 (b)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  13.97  $  12.98  $ 10.86  $  11.29   $ 10.00   $ 13.96  $ 12.95   $10.51
Income (loss) from in-
 vestment operations:
 Net investment income        0.09      0.19     0.16      0.14      0.11      0.14     0.13     0.18
 Net realized and
  unrealized gain (loss)      0.94      1.75     2.67     (0.30)     1.29      0.88     1.83     2.96
------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.03      1.94     2.83     (0.16)     1.40      1.02     1.96     3.14
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.17)    (0.14)   (0.15)    (0.02)    (0.11)    (0.15)   (0.14)   (0.14)
 Net realized gain           (1.59)    (0.81)   (0.56)    (0.25)       --     (1.59)   (0.81)   (0.56)
------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.76)    (0.95)   (0.71)    (0.27)    (0.11)    (1.74)   (0.95)   (0.70)
------------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.73)     0.99     2.12     (0.43)     1.29     (0.72)    1.01     2.44
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  13.24  $  13.97  $ 12.98  $  10.86   $ 11.29   $ 13.24  $ 13.96   $12.95
------------------------------------------------------------------------------------------------------
Total return (c)              8.33%    15.96%   27.76%    (1.54)%   14.09%     8.18%   16.20%   31.62%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      0.31%     0.32%    0.32%     0.33%     0.31%     0.70%    0.71%    0.71%
 Expenses, before waiv-
  ers and reimbursements      0.74%     0.79%    0.81%     0.86%     1.02%     1.13%    1.18%    1.20%
 Net investment income,
  net of waivers and
  reimbursements              1.36%     1.36%    1.31%     1.27%     1.25%     0.97%    1.02%    0.90%
 Net investment income,
  before waivers and
  reimbursements              0.93%     0.89%    0.82%     0.74%     0.54%     0.54%    0.55%    0.41%
Portfolio turnover rate       3.06%    46.26%   38.46%    98.43%    26.31%     3.06%   46.26%   38.46%
Average commission rate
 per share                $ 0.0286  $ 0.0257       NA        NA        NA   $0.0286  $0.0257       NA
Net assets at end of pe-
 riod (in thousands)      $123,264  $112,856  $94,899  $ 77,120   $54,763   $   247  $   269   $   44
------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on December 8, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 1997
(Unaudited)

1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes seventeen portfolios, each with its own investment objective. Each Portfolio, other than the International Bond Portfolio, is classified as a diversified investment company. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the fixed income and equity portfolios ("the Portfolios").
 Each of the Portfolios, except the Short Duration Portfolio, may issue four separate classes: Class A, B, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of May 31, 1997, Class A, Class C and Class D units are outstanding for certain Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation
Investments held by a Portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if any securities are not traded on a valuation date, at the last quoted bid price. Securities which are traded in the over-the-counter markets are valued at the last quoted bid price. Exchange traded futures and options are valued at the settlement price as established by the exchange on which they are traded. Index futures are marked to market on a daily basis. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees ("Board"). Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(c) Futures Contracts
Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolios bear the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the portfolio and the broker. The Statements of Operations reflects gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.
 At May 31, 1997, the Equity Index and Small Company Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions at May 31, 1997 was approximately $1,191,000 and $94,000 for the Equity Index and Small Company Index Portfolios, respectively.

(d) Options Contracts
Each Portfolio may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies, and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging (or cross-hedging) purposes or for the purposes of earning additional income.
 The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as

-------------------------------------------------------------------------------
Portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
 In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value. Transactions in written call options for the six months ended
May 31, 1997 for the Portfolios were as follows:

Premiums                                             Focused Growth
-------------------------------------------------------------------
                                                     (In thousands)
Options outstanding, at November 30, 1996                 $ --
Options written                                            111
Options terminated in closing purchase transactions        (26)
Options expired                                            (67)
Options exercised                                          (18)
-------------------------------------------------------------------
Options outstanding, at May 31,1997                       $ --
-------------------------------------------------------------------

 The Portfolios did not write put options during the six months ended May 31, 1997.

(e) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(f) Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-date, or as soon as the information is available.

(g) Forward Foreign Currency Exchange Contracts
Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Bond and International Growth Portfolios may enter into foreign currency exchange contracts for speculative purposes. The objective of the Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
 At May 31, 1997, the International Bond Portfolio had outstanding contracts to sell 91,714,400 Japanese yen in exchange for $800,000. Unrealized appreciation on this contract totaled approximately $25,000 at May 31, 1997.

(h) Federal Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1996, the Trust's most recent tax year end, the Portfolios had approximately the following amounts of capital loss carryforwards for U.S. federal tax purposes:

                                Amount     Year(s) of Expiration
----------------------------------------------------------------
                            (in thousands)
Bond                            $1,398         2002 to 2003
Short Duration                     581         2002 to 2003
U.S. Government Securities         168         2001 to 2003
U.S. Treasury Index                979             2002
----------------------------------------------------------------

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--CONTINUED
May 31, 1997
(Unaudited)

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(i) Deferred Organization Costs
Organization related costs are being amortized on a straight-line basis over five years.

(j) Expenses
Expenses arising in connection with a specific Portfolio are allocated to that Portfolio. Certain expenses arising in connection with a class of units are allocated to that class of units. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

(k) Distributions
Dividends from net investment income are declared and paid as follows:

                            Declared    Paid
-----------------------------------------------
Bond                        Monthly   Monthly
International Bond          Quarterly Quarterly
Short Duration              Daily     Monthly
Short-Intermediate Bond     Monthly   Monthly
U.S. Government Securities  Monthly   Monthly
U.S. Treasury Index         Monthly   Monthly
Balanced                    Quarterly Quarterly
Diversified Growth          Annually  Annually
Equity Index                Quarterly Quarterly
Focused Growth              Annually  Annually
International Equity Index  Annually  Annually
International Growth        Annually  Annually
Small Company Index         Annually  Annually
-----------------------------------------------

 Each Portfolio's net realized capital gains are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.

(l) Reclassifications
At November 30, 1996, certain Portfolios made reclassifications among their capital accounts to reflect the characterization of certain income and capital gains distributions for federal income tax purposes, as follows:

                            Undistributed  Undistributed
                            Net Investment  Net Capital
Amounts in Thousands            Income     Gains/(Losses)
---------------------------------------------------------
Bond                             $740          $(740)
International Bond                404           (404)
Short-Intermediate Bond          (390)           390
U.S. Government Securities        (11)            11
International Growth               72            (72)
Small Company Index                (5)             5
---------------------------------------------------------

 These reclassifications had no impact on the net asset value of the Portfolios and are designed to present those Portfolios' capital accounts on a tax basis.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
The Trust has an investment advisory agreement with Northern whereby each Portfolio pays Northern a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current fiscal year, Northern voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 1997, are as follows:

                                              Net
                            Advisory Less:  Advisory
                              Fee    Waiver   Fee
----------------------------------------------------
Bond                           .60%   .35%    .25%
International Bond             .90    .20     .70
Short Duration                 .40    .25     .15
Short-Intermediate Bond        .60    .35     .25
U.S. Government Securities     .60    .35     .25
U.S. Treasury Index            .40    .25     .15
Balanced                       .80    .30     .50
Diversified Growth             .80    .25     .55
Equity Index                   .30    .20     .10
Focused Growth                1.10    .30     .80
International Equity Index     .50    .25     .25
International Growth          1.00    .20     .80
Small Company Index            .40    .20     .20
----------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .05%, .10% and .15% of the average daily net asset value of the outstanding Class A, B, C and D units, respectively, for the Portfolios, except the Short Duration Portfolio.
 As compensation for the services rendered as custodian for the Portfolios and for services rendered as transfer agent for the Short Duration Portfolio, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

-------------------------------------------------------------------------------
4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement with Goldman Sachs whereby each Portfolio pays the Administrator a fee, computed daily and payable monthly, at an annual rate of .10% of the Portfolios daily net assets, except the International Bond, International Equity Index and International Growth Portfolios which pay the Administrators a fee, computed daily and payable monthly, at an annual rate of .15% of their respective daily net assets. In addition, if in any fiscal year, the sum of a Portfolio's expenses (including the administration fee, but excluding the investment advisory fee and transfer agency fee payable to Northern pursuant to its agreements with the Trust and servicing fees, and extraordinary expenses (such as taxes, interest, and indemnification expenses)), exceeds on an annualized basis .10% of a Portfolio's average net assets (0.25% for International Growth Portfolio, International Bond Portfolio and International Equity Index Portfolio),
Goldman Sachs will reimburse each Portfolio for the amount of the excess pursuant to the terms of the administration agreement.
 Prior to May 1, 1997 each Portfolio paid the Administrator a fee, computed daily and payable monthly, based on the average net assets of each Portfolio at the rates set forth below:

Average net assets                Rate
---------------------------------------
For the first $100,000,000        .250%
For the next $200,000,000         .150
For the next $450,000,000         .075
For net assets over $750,000,000  .050
---------------------------------------

 Prior to May 1, 1997, Goldman Sachs also voluntarily agreed to limit administration fees to .10% of average daily net assets for each Portfolio, except the Short Duration Portfolio. In addition, Goldman Sachs agreed to waive a portion of its administrative fees should overall administration fees earned during the preceding year exceed certain specified levels. No waiver was required under this agreement during the six months ended May 31, 1997. Furthermore, Goldman Sachs voluntarily agreed to reimburse each Portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of its average daily net assets for such fiscal year for the Bond, Short-Intermediate Bond, Short Duration, U.S. Government Securities, U.S. Treasury Index, Balanced, Diversified Growth, Equity Index, Focused Growth and Small Company Index Portfolios and .25% of the average daily net assets for such fiscal year for the International Bond, International Equity Index and International Growth Portfolios.
 The administration fees waived and expenses reimbursed during the six months ended May 31, 1997 are shown on the accompanying Statements of Operations.
 Goldman Sachs receives no compensation under the distribution agreement.

5. UNITHOLDER SERVICING PLAN
The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain unitholder administrative support services for their customers or other investors who beneficially own Class B, C and D units. As compensation under the Unitholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .10%, .15% and .25% of the average daily net asset value of the outstanding Class B, C and D units, respectively.

6. INVESTMENT TRANSACTIONS
Investment transactions for the six months ended May 31, 1997(excluding short-term investments) were as follows:

                                                    Proceeds
                                                   from sales   Proceeds
                                                       and        from
                             Purchases             maturities  sales and
                              of U.S.   Purchases    of U.S.   maturities
                            Government   of other  Government   of other
                            Obligations securities Obligations securities
-------------------------------------------------------------------------
                                           (in thousands)
Bond                         $107,189    $205,917   $184,040    $32,882
International Bond                 --       3,663         --      6,344
Short Duration                  2,496          --         --      8,824
Short-Intermediate Bond        17,214      37,065     43,953      8,040
U.S. Government Securities     56,887          --     57,555         --
U.S. Treasury Index            11,292          --      7,939         --
Balanced                        5,068      14,204      7,787     10,054
Diversified Growth                 --      18,782         --     36,744
Equity Index                       --      67,701         --     39,300
Focused Growth                     --      67,091         --     71,514
International Equity Index         --      13,887         --          4
International Growth               --     109,745         --    126,339
Small Company Index                --      10,033         --      3,411
-------------------------------------------------------------------------

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--CONTINUED
May 31, 1997
(Unaudited)
 As of May 31, 1997, the composition of unrealized appreciation (depreciation) of investment securities (including the effects of foreign currency translation) based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                                     Cost for
                                                                     Federal
                                                           Net        Income
                                                       Appreciation    Tax
                            Appreciation Depreciation (Depreciation) Purposes
-----------------------------------------------------------------------------
                                             (in thousands)
Bond                          $  4,931     $ 4,750       $    181    $470,854
International Bond               2,354       2,117            237      27,613
Short Duration                      --          61            (61)     46,248
Short-Intermediate Bond          1,375       1,377             (2)    161,679
U.S. Government Securities         324         685           (361)     95,255
U.S. Treasury Index                163         300           (137)     30,288
Balanced                         9,685         328          9,357      44,914
Diversified Growth              46,762         334         46,428      94,248
Equity Index                   277,040      10,631        266,409     591,475
Focused Growth                  23,857       1,298         22,559      99,211
International Equity Index       1,328         161          1,167      13,947
International Growth            13,045       3,058          9,987     112,198
Small Company Index             32,154      12,027         20,127     103,224
-----------------------------------------------------------------------------

7. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 Interest expense for the six months ended May 31, 1997 was approximately $8,000, $29,000, $3,000 and $1,000 for the Diversified Growth, Equity Index, Focused Growth and International Growth Portfolios, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.
 As of May 31, 1997, there were no outstanding borrowings.

8. UNIT TRANSACTIONS
Transactions in Class A units for the six months ended May 31, 1997 were as follows:

                                                               Net
                                   Reinvested               increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                         (in thousands)
Bond                        4,251       513        2,356      2,408
International Bond             36        42          220       (142)
Short Duration              2,713       127        2,512        328
Short-Intermediate Bond     2,038       231        1,939        330
U.S. Government Securities  1,996       113        2,703       (594)
U.S. Treasury Index           219        34           75        178
Balanced                      398       149          303        244
Diversified Growth            470     1,144        1,682        (68)
Equity Index                9,010     2,283        9,729      1,564
Focused Growth                743       905          939        709
International Equity Index  1,381        --           --      1,381
International Growth          863       606        2,751     (1,282)
Small Company Index           890     1,087          752      1,225
----------------------------------------------------------------------

 Transactions in Class A units for the year ended November 30, 1996 were as follows:

                                                                Net
                                    Reinvested               increase
                            Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------------
                                          (in thousands)
Bond                         7,010       910        3,920      4,000
International Bond             272        81          313         40
Short Duration               6,424       243        7,034       (367)
Short-Intermediate Bond      3,372       424        4,028       (232)
U.S. Government Securities   5,223       211        3,637      1,797
U.S. Treasury Index            642        37          254        425
Balanced                       989        93          911        171
Diversified Growth           1,187       290        3,615     (2,138)
Equity Index                22,992     1,743       19,101      5,634
Focused Growth               2,500       117        2,151        466
International Growth         2,737       230        5,018     (2,051)
Small Company Index          2,188       516        1,933        771
-----------------------------------------------------------------------

-------------------------------------------------------------------------------

 Transactions in Class C units for the six months ended May 31, 1997 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
-------------------------------------------------------------------------------
                                          (in thousands)
Bond                        2,558       34           219      2,373
U.S. Government Securities     41        5            36         10
Balanced                       63       19           163        (81)
Equity Index                  722      198           500        420
Focused Growth                 10       63            38         35
-------------------------------------------------------------------------------

 Transactions in the Class C units for the year ended November 30, 1996 were as follows:

                                   Reinvested                  Net
                            Sales distributions Redemptions  increase
-------------------------------------------------------------------------------
                                          (in thousands)
Bond                          214       13            51        176
U.S. Government Securities    234        8            66        176
Balanced                      548       11            69        490
Equity Index                3,499       70         1,685      1,884
Focused Growth                529        0            46        483
-------------------------------------------------------------------------------

 Transactions in Class D units for the six months ended May 31, 1997 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
-------------------------------------------------------------------------------
                                          (in thousands)
Bond                            3       --             6         (3)
International Bond              1       --            --          1
Short-Intermediate Bond         7       --             1          6
U.S. Government Securities      5       --             1          4
U.S. Treasury Index            42        1            15         28
Balanced                       11        1             8          4
Diversified Growth             10        4             1         13
Equity Index                  649       26            90        585
Focused Growth                  6        6             6          6
International Growth            5       --            --          5
Small Company Index            12        1            13         --
-------------------------------------------------------------------------------

 Transactions in Class D units for the year ended November 30, 1996 were as follows:

                                   Reinvested                 Net
                            Sales distributions Redemptions increase
--------------------------------------------------------------------
                                         (in thousands)
Bond                           6        --            1         5
International Bond             1        --           --         1
Short-Intermediate Bond       16        --           --        16
U.S. Government Securities    10         1            3         8
U.S. Treasury Index           29         1            3        27
Balanced                      20        --            1        19
Diversified Growth            17         1            6        12
Equity Index                 436         6           24       418
Focused Growth                13         1            7         7
International Growth           7        --           --         7
Small Company Index           17        --            1        16
--------------------------------------------------------------------

9. SUBSEQUENT EVENT
The Short Duration Portfolio ceased investment operations on June 30, 1997.

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and
Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
Frederick T. Kelsey
Richard P. Strubel

Officers

Paul W. Klug, Jr., President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


Legal Counsel

Drinker Biddle & Reath LLP
1345 Chestnut Street
Philadelphia, PA 19107




 This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Prospectus which contains facts concerning the objectives and policies, management expenses and other information.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK BOND PORTFOLIO

Yields on securities with two- to 30-year maturities remained relatively stable, moving only 0.20% to 0.30% higher from the beginning of the fiscal year to the end. Nevertheless, the interest rate environment during the fiscal year was volatile, as investors tried to anticipate Federal Reserve activity. Two-year securities traversed a 1.64% range, and the 30-year Treasury moved in a 1.24% range. The Fed, however, remained on hold after adjusting policy on January 31, 1996. In this uncertain interest rate environment, investors continued to reach for yield in their search for incremental return. As a result, the corporate and mortgage sectors outperformed Treasuries, with the best performance coming from lower-quality issues.
  Before fees, the portfolio provided a marginally higher return than its benchmark index. The portfolio's interest rate posture was neutral to its index, which neither added nor detracted from performance. The portfolio's outperformance was generated through overweightings in non-Treasury sectors and, in particular, through exposure to surplus notes and perpetual floating rate notes.
  Moving into 1997, we continue to hold a normal interest rate posture. The current inflation rate continues to make yields attractive from an historical real yield perspective, though the tight labor market gives us pause. If meaningful progress is made toward balancing the budget and entitlement reform, we may become more constructive on the market. While corporate spreads remain tight by historical standards, we continue to find opportunity to add value and remain overweighted in the corporate and mortgage sectors.

Mark Wirth, Portfolio Manager

   COMPARISON OF CHANGE IN VALUE OF
 $10,000 INVESTMENT IN BENCHMARK BOND
  PORTFOLIO VS. THE LEHMAN BROTHERS
   GOVERNMENT/CORPORATE BOND INDEX

                       [PERFORMANCE GRAPH APPEARS HERE]

           Bond Portfolio   Lehman Brothers Government/Corporate Bond Index
           --------------   -----------------------------------------------
1/11/93       $10,000                          $10,000
11/30/93      $11,060                          $11,052
11/30/94      $10,613                          $10,641
11/30/95      $12,900                          $12,587
11/30/96      $13,619                          $13,291

Past performance is not predictive of future performance.

                                                                        Lehman Brothers
   Average Annual Total Returns                                           Government/
        For Periods Ended                   Class A                        Corporate
        November 30, 1996:                   Units                        Bond Index
---------------------------------------------------------------------------------------
  One Year:                                  5.57%                           5.59%
---------------------------------------------------------------------------------------
  Since Commencement on 1/11/93:             8.26%                           7.58%
---------------------------------------------------------------------------------------

                       [PERFORMANCE GRAPH APPEARS HERE]

           Bond Portfolio   Lehman Brothers Government/Corporate Bond Index
           --------------   -----------------------------------------------
7/3/95        $10,000                          $10,000
11/30/95      $10,608                          $10,499
11/30/96      $11,174                          $11,086

Past performance is not predictive of future performance.

                                                                          Lehman Brothers
  Average Annual Total Returns                                              Government/
        For Periods Ended                   Class C                          Corporate
       November 30, 1996:                    Units                          Bond Index
-----------------------------------------------------------------------------------------
  One Year:                                  5.33%                             5.59%
-----------------------------------------------------------------------------------------
  Since Commencement on 7/3/95:              8.17%                             7.55%
-----------------------------------------------------------------------------------------

                       [PERFORMANCE GRAPH APPEARS HERE]

           Bond Portfolio   Lehman Brothers Government/Corporate Bond Index
           --------------   -----------------------------------------------
9/14/94       $10,000                          $10,000
11/30/94      $ 9,906                          $ 9,891
11/30/95      $11,992                          $11,700
11/30/96      $12,612                          $12,354

Past performance is not predictive of future performance.

                                                                        Lehman Brothers
   Average Annual Total Returns                                           Government/
        For Periods Ended                   Class D                        Corporate
        November 30, 1996:                   Units                        Bond Index
---------------------------------------------------------------------------------------
  One Year:                                  5.17%                           5.59%
---------------------------------------------------------------------------------------
  Since Commencement on 9/14/94:            11.05%                          10.02%
---------------------------------------------------------------------------------------

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company or its affiliates, and are not federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK INTERNATIONAL BOND PORTFOLIO

Total return performance of most non-U.S. bond markets was excellent for the fiscal year ended November 30, 1996. Economic growth in these countries turned out to be slower than expected and, as a result, monetary policy remained loose during the year. In addition inflation was cooperative as it actually declined in many markets.
  The portfolio significantly outperformed its benchmark during the period, due primarily to its 10% underweighting in the Japanese bond and currency markets. Of the non-U.S. bond markets, Japan performed the worst during the year, and the yen fell nearly 11% in value versus the U.S. dollar.
  Whenever the dollar increases in value versus other currencies, such as the yen, the portfolio's nominal return is likely to suffer. However, because the portfolio was significantly underweighted in Japan throughout the year, we were able to avoid some of the currency effects caused by the stronger dollar and weaker yen.
  In addition to underweighting the Japanese market, another strategy that contributed to the portfolio's relative performance was overweighting the Canadian and Australian markets, both of which performed exceptionally well compared to other countries.
  We recently reduced the portfolio's underweight in Japan and its overweight in U.S. dollars. Even though the yen may continue to fall further, going forward, we don't believe it's prudent to take as strong a stand as we did over the past 12 months. From an overall interest rate sensitivity standpoint, the portfolio is positioned near neutral versus its benchmark.

Mike Lannan, Portfolio Manager

                         COMPARISON OF CHANGE IN VALUE
  OF $10,000 INVESTMENT IN BENCHMARK INTERNATIONAL BOND PORTFOLIO VS. THE J.P.
                     MORGAN NON-U.S. GOVERNMENT BOND INDEX

                       [PERFORMANCE GRAPH APPEARS HERE]

        International Bond Portfolio  J.P. Morgan Non-U.S. Government Bond Index
        ----------------------------  ------------------------------------------
3/28/94          $10,000                              $10,000
11/30/94         $10,403                              $10,521
11/30/95         $12,296                              $12,589
11/30/96         $13,461                              $13,487

Past performance is not predictive of future performance.

                                                                                    J.P.
                                                                                   Morgan
   Average Annual Total Returns                                                   Non-U.S.
        For Periods Ended                      Class A                           Government
        November 30, 1996:                      Units                            Bond Index
  One Year:                                     9.47%                               7.13%
-------------------------------------------------------------------------------------------
  Since Commencement on 3/28/94:               11.72%                              11.80%

                       [PERFORMANCE GRAPH APPEARS HERE]

        Diversified Growth Portfolio  J.P. Morgan Non-U.S. Government Bond Index
        ----------------------------  ------------------------------------------
11/20/95         $10,000                              $10,000
11/30/95         $ 9,970                              $ 9,912
11/30/96         $10,871                              $10,619

Past performance is not predictive of future performance.

                                                                                   J.P.
                                                                                  Morgan
 Average Annual Total Returns                                                    Non-U.S.
       For Periods Ended                      Class D                           Government
      November 30, 1996:                       Units                            Bond Index
One Year:                                      9.04%                              7.13%
------------------------------------------------------------------------------------------
Since Commencement on 11/20/95:                8.45%                              6.02%

--------------------------------------------------------------------------------

THE BENCHMARK SHORT DURATION PORTFOLIO

The portfolio's composition did not change much during the fiscal year ended November 30, 1996. We continued to invest primarily in asset-backed and other floating-rate securities, two-year Treasuries and commercial notes. We tended to favor securities from the bank and finance sectors, as they offered the most attractive yields without sacrificing quality.
  Compared to the three-month LIBOR Index and the 90-day Treasury Bill Index, the portfolio performed relatively poorly from February through April. However, during the final three months of the fiscal year, the portfolio recovered nicely, with its yield surpassing both indices.
  The portfolio's duration was approximately 100 days at the beginning of the fiscal year, peaked at approximately 160 days in June and decreased to approximately 80 days by year end, reflecting the more defensive nature of the portfolio.
  With the economy continuing to show some strength, future Federal Reserve actions are uncertain. As such, we expect to maintain a more defensive position. We feel that the portfolio remains an attractive alternative to money market funds for those who want to keep their investments in a short-term strategy for more than three to six months.

Jerry Pearson, Portfolio Manager

  COMPARISON OF CHANGE IN VALUE OF
   $10,000 INVESTMENT IN BENCHMARK
SHORT DURATION PORTFOLIO, THE LEHMAN
   BROTHERS SHORT (1-3) INVESTMENT
  GRADE DEBT INDEX AND THE 3 MONTH
             LIBOR INDEX

                       [PERFORMANCE GRAPH APPEARS HERE]

           Short Duration       Lehman Brothers Short
             Portfolio      (1-3) Inv't. Grade Debt Index   3 Month LIBOR Index
           --------------   -----------------------------   -------------------
  6/2/93      $10,000                  $10,000                    $10,000
11/30/93      $10,173                  $10,294                    $10,157
11/30/94      $10,543                  $10,422                    $10,561
11/30/95      $11,191                  $11,608                    $11,193
11/30/96      $11,801                  $12,362                    $11,840

Past performance is not predictive of future performance.

 Average Annual Total Returns
       For Periods Ended               Class A                Lehman                3 Month
      November 30, 1996:                Units                Brothers                LIBOR
 One Year:                              5.45%                 6.49%                  5.60%
-------------------------------------------------------------------------------------------
 Since Commencement on 6/2/93:          4.84%                 6.24%                  4.94%

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK SHORT-INTERMEDIATE BOND PORTFOLIO

Yields on securities with two- to five-year maturities remained relatively stable, moving only 0.20% to 0.30% higher from the beginning of the fiscal year to the end. Nevertheless, the interest rate environment during the fiscal year was volatile, as investors tried to anticipate Federal Reserve activity. Two-year securities traversed a 1.64% range, while five-year securities moved in a 1.72% range. The Fed, however, remained on hold after adjusting policy on January 31, 1996. In this uncertain interest rate environment, investors continued to reach for yield in their search for incremental return. As a result, the corporate and mortgage sectors outperformed Treasuries, with the best performance coming from lower-quality issues.
  Before fees, the portfolio provided a marginally higher return than its benchmark index. The portfolio's interest rate posture was neutral to its index, which neither added nor detracted from performance. The portfolio's outperformance was generated through overweightings in non-Treasury sectors.
  Moving into 1997, we continue to hold a normal interest rate posture. The current inflation rate continues to make yields attractive from an historical real yield perspective, though the tight labor market gives us pause. If meaningful progress is made toward balancing the budget and entitlement reform, we may become more constructive on the market. While corporate spreads remain tight by historical standards, we continue to find opportunity to add value and remain overweighted in the corporate and mortgage sectors.


Mark Wirth, Portfolio Manager

   COMPARISON OF CHANGE IN VALUE OF
   $10,000 INVESTMENT IN BENCHMARK
SHORT-INTERMEDIATE BOND PORTFOLIO VS.
        THE MERRILL LYNCH 1-5
      CORPORATE/GOVERNMENT INDEX

                       [PERFORMANCE GRAPH APPEARS HERE]

              Short-Intermediate       Merrill Lynch 1-5
                Bond Portfolio     Corporate/Government Index
              ------------------   --------------------------
1/11/93            $10,000                 $10,000
11/30/93           $10,590                 $10,641
11/30/94           $10,679                 $10,596
11/30/95           $11,916                 $11,893
11/30/96           $12,592                 $12,582

Past performance is not predictive of future performance.

                                                                            Merrill Lynch
 Average Annual Total Returns                                               1-5 Corporate/
      For Periods Ended                     Class A                           Government
      November 30, 1996:                     Units                            Bond Index
One Year:                                    5.68%                              5.79%
------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:               6.10%                              6.08%

                       [PERFORMANCE GRAPH APPEARS HERE]

              Short-Intermediate       Merrill Lynch 1-5
                Bond Portfolio     Corporate/Government Index
              ------------------   --------------------------
9/14/94            $10,000                 $10,000
11/30/94           $ 9,970                 $ 9,928
11/30/95           $11,076                 $11,143
11/30/96           $11,654                 $11,788

Past performance is not predictive of future performance.

                                                                            Merrill Lynch
 Average Annual Total Returns                                               1-5 Corporate/
      For Periods Ended                     Class D                           Government
      November 30, 1996:                     Units                            Bond Index
One Year:                                    5.22%                              5.79%
------------------------------------------------------------------------------------------
Since Commencement on 9/14/94:               7.16%                              7.72%

--------------------------------------------------------------------------------
THE BENCHMARK U.S. GOVERNMENT SECURITIES PORTFOLIO

A static snapshot of the fiscal year would show short-term government bond yields rising 0.25% higher during the year, on average. By most measures, this movement would be considered modest. Nevertheless, this seeming stability does not serve as an accurate portrayal of the volatility experienced. Two-year Treasury bonds, for example, traded in a 1.75% range--from 4.75% to 6.50%-- during the fiscal year. Investors moved the market in this sideways fashion based on ever-changing views of the future economic environment and its impact on future interest rates. In general, the Federal Reserve was quiet during the year, as it has not adjusted short-term rates since January 31, 1996.
  As we have maintained since April 1996 (when two-year Treasury rates moved above 6.00%), the current benign inflation outlook makes short-term interest rates attractive from a "real" return standpoint for long-term investors. Thus, the portfolio has been in a normal interest rate posture with respect to short-term government bonds throughout the year, and it has correspondingly earned market-type returns.
  With the portfolio limited to investing in U.S. Treasury, government agency and government agency mortgage-backed securities, we continually monitor the agency/Treasury relative value trade-off. While government agency securities do not typically compensate investors for the liquidity foregone relative to Treasuries, we have found opportunities in mortgage securities to add incremental yield with only a minimal level of call risk.

Steve Schafer, Portfolio Manager

  COMPARISON OF CHANGE IN VALUE OF
   $10,000 INVESTMENT IN BENCHMARK
U.S. GOVERNMENT SECURITIES PORTFOLIO
VS. THE MERRILL LYNCH 1-5 GOVERNMENT
                INDEX

                       [PERFORMANCE GRAPH APPEARS HERE]

             U.S. Government      Merrill Lynch 1-5
           Securities Portfolio   Government Index
           --------------------   ------------------
4/5/93           $10,000               $10,000
11/30/93         $10,300               $10,346
11/30/94         $10,241               $10,295
11/30/95         $11,386               $11,538
11/30/96         $11,972               $12,192

Past performance is not predictive of future performance.

 Average Annual Total Returns                                               Merrill Lynch
       For Periods Ended                    Class A                         1-5 Government
      November 30, 1996:                     Units                              Index
 One Year:                                   5.15%                              5.67%
------------------------------------------------------------------------------------------
 Since Commencement on 4/5/93:               5.04%                              5.57%

                       [PERFORMANCE GRAPH APPEARS HERE]

             U.S. Government      Merrill Lynch 1-5
           Securities Portfolio   Government Index
           --------------------   ------------------
12/29/95         $10,000               $10,000
11/30/96         $10,405               $10,476

Past performance is not predictive of future performance.

 Average Annual Total Returns**                                            Merrill Lynch
        For Period Ended                     Class C                       1-5 Government
       November 30, 1996:                     Units                            Index
 Since Commencement on 12/29/95:              4.05%                            4.76%

                       [PERFORMANCE GRAPH APPEARS HERE]

             U.S. Government      Merrill Lynch 1-5
           Securities Portfolio   Government Index
           --------------------   ------------------
9/15/94          $10,000               $10,000
11/30/94         $ 9,910               $ 9,913
11/30/95         $10,966               $11,110
11/30/96         $11,490               $11,740

Past performance is not predictive of future performance.

 Average Annual Total Returns                                               Merrill Lynch
      For Periods Ended                     Class D                         1-5 Government
      November 30, 1996:                     Units                              Index
One Year:                                    4.77%                              5.67%
------------------------------------------------------------------------------------------
Since Commencement on 9/15/94:               6.48%                              7.53%

**Average Annual Total Returns are not annualized for periods less than one year.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

THE BENCHMARK U.S. TREASURY INDEX PORTFOLIO

On average, Treasury yields remained relatively stable from the beginning of the fiscal year to the end. In between, however, there was significant short-term volatility, as the ever-changing views on where the economy was headed and what impact that would have on future interest rates caused yields to go up and down.
  Yields on two-year Treasury bonds, for example, moved in a 1.75% range, while yields on the 30-year Treasury bond moved in a 1.24% range during the year.
  As it is designed to do, the U.S. Treasury Index Portfolio performed in line with the Lehman Brothers U.S. Treasury Bond Index during the period from December 1, 1995, to November 30, 1996. We will continue to invest in securities represented by the Index in our effort to provide returns that closely approximate those of the Index.

Richard Steck, Portfolio Manager

                         COMPARISON OF CHANGE IN VALUE
OF $10,000 INVESTMENT IN BENCHMARK U.S. TREASURY INDEX PORTFOLIO VS. THE LEHMAN
                       BROTHERS U.S. TREASURY BOND INDEX

                       [PERFORMANCE GRAPH APPEARS HERE]

              U.S. Treasury    Lehman Brothers U.S.
             Index Portfolio   Treasury Bond Index
             ---------------   --------------------
1/11/93          $10,000            $10,000
11/30/93         $10,994            $11,019
11/30/94         $10,576            $10,625
11/30/95         $12,369            $12,473
11/30/96         $13,000            $13,127

Past preformance is not predictive of future performance.

 Average Annual Total Returns                                            Lehman Brothers
      For Periods Ended                    Class A                        U.S. Treasury
      November 30, 1996:                    Units                          Bond Index
One Year:                                   5.10%                             5.24%
----------------------------------------------------------------------------------------
Since Commencement on 1/11/93:              6.97%                             7.24%

                       [PERFORMANCE GRAPH APPEARS HERE]

                             [PLOT POINTS TO COME]

Past preformance is not predictive of future performance.

 Average Annual Total Returns                                             Lehman Brothers
       For Periods Ended                    Class D                        U.S. Treasury
      November 30, 1996:                     Units                          Bond Index
One Year:                                    4.72%                             5.24%
-----------------------------------------------------------------------------------------
Since Commencement on 11/16/94:             10.40%                            11.29%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

           Description
-----------------------------------------------
 Principal            Maturity
  Amount         Rate Date          Value
-----------------------------------------------
                                 BOND PORTFOLIO
 ASSET-BACKED SECURITIES--0.2%
 AUTOMOTIVE--0.2%
           General Motors
           Acceptance Corp.
           Class A, Series:
           1993-B
 $   827     4.000%   09/15/98   $    819
 HOME EQUITY LOANS--0.0%
           U.S. Home Equity
           Loan, Series: 1991-2
     116     8.500    04/15/21        117
-----------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $941)                    $    936
-----------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  12.3%
           Countrywide Funding
           Corp.
           Class A4, Series:
           1993-1
 $13,567     5.321%   10/25/23   $ 12,244
           Delta Funding Corp.,
           Interest Only
           Stripped Security,
           Class A-4, Series:
           1991-1*
      --     --       01/01/06        202
           Donaldson, Lufkin &
           Jenrette, Inc.
           Mortgage Acceptance
           Corp.,
           Series 1994-Q8,
           Class 2A1
   5,752     7.250    05/25/24      5,752
           Donaldson, Lufkin &
           Jenrette, Inc.
           Mortgage Acceptance
           Corp.,
           Adjustable Rate,
           Interest Only
           Stripped Security,
           Series 1995-QE9*
      --     --       11/25/25      1,698
           GE Capital Mortgage
           Services Inc.
           Class A-23, Series:
           1994-10
  13,850     6.500    03/25/24     12,160
           PaineWebber Mortgage
           Acceptance Corp.
           Class A15, Series:
           1993-9
   7,919     7.000    10/25/23      7,848
           Prudential Home
           Mortgage Securities,
           Adjustable Rate,
           Interest Only
           Stripped Security
             Class A-17,
           Series: 1993-36*
      --     --       10/25/23      2,972
             Class A-18,
           Series: 1994-8*
      --     --       03/25/24      1,123

           Description
-------------------------------------------------------
 Principal          Maturity
  Amount      Rate  Date          Value
-------------------------------------------------------
           Residential
           Funding Mortgage
           Securities,
           Adjustable Rate,
           Interest Only
           Stripped Security
           Class A-14,
           Series: 1993-S22*
 $    --     --%    06/25/23   $  2,140
-------------------------------------------------------
 TOTAL COLLATERALIZED
  MORTGAGE OBLIGATIONS (Cost
  $46,317)                     $ 46,139
-------------------------------------------------------
 CORPORATE BONDS--10.9%
 BROKERAGE SERVICES--2.5%
           Salomon Brothers,
           Inc.
 $ 9,450     8.000% 03/28/97   $  9,515
 FINANCIAL--1.4%
           General Motors
           Acceptance Corp.
   4,285     8.875  06/01/00      5,119
 INSURANCE SERVICES--1.8%
           Lumberman's
           Mutual Casualty
           Co.
   6,000     9.150  07/01/26      6,717
 RETAIL--2.1%
           Penney (J.C.) &
           Co., Inc.
   7,700     6.900  08/15/03      7,939
 SANITARY SERVICES--3.1%
           WMX Technologies
  11,000     7.100  08/01/03     11,604
-------------------------------------------------------
 TOTAL CORPORATE BONDS (Cost
  $38,843)                     $ 40,894
-------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--
  21.9%
 COLLATERALIZED MORTGAGE OBLIGA-
  TIONS--15.7%
 FEDERAL HOME LOAN MORTGAGE
  CORP. MULTICLASS
  INTEREST ONLY STRIPPED SE-
   CURITY*--0.0%
           Class 1392-S,
           Series: 1392
 $    --     --%    09/15/18   $     37
 FEDERAL HOME LOAN MORTGAGE
  CORP. MULTICLASS
  PRINCIPAL ONLY STRIPPED
   SECURITIES*--4.2%
           Class B, Series:
           G011
 $   912     --     04/25/23        632
           Class D, Series:
           1571
  13,511     --     08/15/23      8,525
           Class PD, Series:
           1750-C
  10,054     --     03/15/24      6,550
                               --------
                                 15,707

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------
 Principal           Maturity
  Amount       Rate  Date          Value
----------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  REMIC TRUST--5.8%
           Class 3-D, Series:
           1990-3
 $   953      8.500% 07/25/18   $    966
           Class A, Series:
           1996-M4
   8,947      7.750  03/17/17      9,216
           Class G, Series:
           1992-73
   7,500      7.500  04/25/21      7,660
           Class SA, Series:
           1991-127
     660     12.661  09/25/98        671
           Class SB, Series:
           1994-59
   6,364      2.880  03/25/24      3,304
                                --------
                                  21,817
 FEDERAL NATIONAL MORTGAGE
  ASSOCIATION REMIC TRUST
  INTEREST ONLY STRIPPED SE-
  CURITY*--0.2%
           Class S, Series:
           G-12
      --     --      05/25/21        705
 FEDERAL NATIONAL MORTGAGE
  ASSOCIATION REMIC TRUST
  PRINCIPAL ONLY STRIPPED SE-
  CURITIES*--5.5%
           Class B, Series:
           1993-161
 $ 4,732     --      10/25/18      4,504
           Class D, Series:
           1993-132
   1,947     --      10/25/22      1,082
           Class EA, Series:
           1993-205
   3,150     --      09/25/23      2,165
           Class G, Series:
           1994-9
   1,999     --      11/25/23      1,870
           Class L, Series:
           1993-184
   7,585     --      09/25/23      4,982
           Class PR, Series:
           1996-14
   9,000     --      01/25/24      6,019
                                --------
                                  20,622
 MORTGAGE-BACKED SECURITIES--
  6.2%
 FEDERAL HOME LOAN MORTGAGE CORP.--
  0.0%
       1     6.500   06/01/04          1
 GOVERNMENT NATIONAL MORTGAGE ASSOCIA-
  TION--6.2%
   7,615     8.000   11/15/26      7,852
           Series: 2026
   8,802     8.000   08/15/26      9,072
   5,940     8.000   09/15/26      6,122
                                --------
                                  23,046
----------------------------------------
 TOTAL U.S. GOVERNMENT AGEN-
  CIES
  (Cost $76,677)                $ 81,935
----------------------------------------

           Description
-------------------------------------------
 Principal          Maturity
  Amount       Rate Date          Value
-------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--43.6%
 U.S. TREASURY NOTES--41.4%
 $12,310     6.750% 02/28/97   $ 12,352
  25,000     5.875  10/31/98     25,125
  13,600     6.750  05/31/99     13,942
  38,745     6.875  08/31/99     39,901
  14,000     7.750  01/31/00     14,807
   8,450     5.750  08/15/03      8,363
  37,000     7.500  02/15/05     40,486
                               --------
                                154,976
 U.S. TREASURY BOND--2.2%
   7,635     7.125  02/15/23      8,239
-------------------------------------------
 TOTAL U.S. GOVERNMENT OBLI-
  GATIONS
  (Cost $160,865)              $163,215
-------------------------------------------
 FLOATING RATE BANK NOTES--
  6.0%
           Lloyds Bank PLC
 $11,450     6.063% 12/13/96   $ 10,138
           National
           Westminster Bank
  13,800     5.625  02/28/97     12,101
-------------------------------------------
 TOTAL FLOATING RATE BANK
  NOTES
  (Cost $21,480)               $ 22,239
-------------------------------------------
 SHORT-TERM INVESTMENT--4.2%
           Berliner Handels und
           Frankfurter,
           Grand Cayman
 $15,853     5.688% 12/02/96   $ 15,853
-------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $15,853)               $ 15,853
-------------------------------------------
 TOTAL INVESTMENTS--99.1%
  (Cost $360,976)              $371,211
-------------------------------------------
 Other assets, less
  liabilities--0.9%               3,201
-------------------------------------------
 NET ASSETS--100.0%            $374,412
-------------------------------------------
-------------------------------------------

*At November 30, 1996, effective yields on these securities ranged from approximately 5.00% to 15.00%. Refer to notes to statements of investments for a discussion of stripped securities.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

                  Description
------------------------------------------------------
  Local Currency            Maturity
 Principal Amount      Rate Date         Value
------------------------------------------------------
                          INTERNATIONAL BOND PORTFOLIO
 DEBT OBLIGATIONS--93.8%
 AUSTRALIAN DOLLAR--4.3%
                  Commonwealth of
                  Australia
       1,580        10.000% 10/15/02   $ 1,471
 BELGIAN FRANC--1.9%
                  Kingdom of Belgium
      18,275         7.500  07/29/08       641
 BRITISH POUND STERLING--15.0%
                  Abbey National PLC
         825         6.000  08/10/99     1,352
                  Lloyds Bank PLC
         800         7.375  03/11/04     1,302
                  Treasury of United
                  Kingdom
       1,420         8.000  06/10/03     2,490
                                       -------
                                         5,144
 CANADIAN DOLLAR--8.4%
                  Dominion of Canada
       1,075         7.500  12/01/03       880
                  Province of Ontario
       1,050         7.250  09/27/05       826
                  Province of Quebec
       1,325        10.250  10/15/01     1,187
                                       -------
                                         2,893
 DANISH KRONE--5.5%
                  Kingdom of Denmark
      10,100         8.000  03/15/06     1,872
 FRENCH FRANC--8.9%
                  Electricite de
                  France
       6,200         8.600  04/09/04     1,416
                  Republic of France
       3,000         8.500  03/12/97       582
       4,600         8.250  02/27/04     1,041
                                       -------
                                         3,039
 GERMAN MARK--13.6%
                  Federal Republic of
                  Germany
       1,795         6.250  01/04/24     1,117
                  LKB Global Bond
       1,500         6.000  05/10/99     1,023

                  Description
----------------------------------------------
  Local Currency            Maturity
 Principal Amount      Rate Date         Value
----------------------------------------------
                  Republic of Austria
     1,670           8.000% 01/30/02   $ 1,230
                  Republic of Finland
     1,920           5.500  02/09/01     1,289
                                       -------
                                         4,659
 ITALIAN LIRA--8.2%
                  Republic of Italy
 4,000,000           8.500  04/01/04     2,808
 JAPANESE YEN--13.5%
                  Asian Development
                  Bank
    90,000           5.000  02/05/03       926
                  European Bank for
                  Reconstruction and
                  Development
    95,000           5.875  11/26/99       953
                  International Bank
                  for
                  Reconstruction and
                  Development
   100,000           4.500  03/20/03     1,010
                  Japan Development
                  Bank
   160,000           6.500  09/20/01     1,721
                                       -------
                                         4,610
 NETHERLANDS GUILDER--3.3%
                  Kingdom of the
                  Netherlands
     1,675           8.500  03/15/01     1,118
 SPANISH PESETA--4.1%
                  Kingdom of Spain
    35,000          11.450  08/30/98       294
   120,000          11.300  01/15/02     1,120
                                       -------
                                         1,414
 SWEDISH KRONA--3.8%
                  Kingdom of Sweden
     7,400          10.250  05/05/03     1,317
 UNITED STATES DOLLAR--3.3%
                  U.S. Treasury Note
     1,000           7.875  11/15/04     1,117
----------------------------------------------
 TOTAL DEBT OBLIGATIONS
  (Cost $29,495)                       $32,103
----------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                  Description
-----------------------------------------------------------
  Local Currency         Maturity
 Principal Amount   Rate Date         Value
-----------------------------------------------------------
                    INTERNATIONAL BOND PORTFOLIO--CONTINUED
 SHORT-TERM INVESTMENT--2.6%
 UNITED STATES DOLLAR
                  Berliner Handels und
                  Frankfurter,
                  Grand Cayman
 $   895          5.688% 12/02/96   $   895
-----------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost
  $895)                             $   895
-----------------------------------------------------------
 TOTAL INVESTMENTS--96.4%
  (Cost $30,390)                    $32,998
-----------------------------------------------------------
 Other assets, less liabilities--
  3.6%                                1,237
-----------------------------------------------------------
 NET ASSETS--100.0%                 $34,235
-----------------------------------------------------------
-----------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

           Description
------------------------------------------------------
 Principal          Maturity
  Amount       Rate Date         Value
------------------------------------------------------
       SHORT DURATION PORTFOLIO
 ASSET-BACKED SECURITY--5.6%
           Household Consumer
           Loan Trust
           Series: 96-2A
 $ 2,324     5.545% 08/15/06   $ 2,324
------------------------------------------------------
 TOTAL ASSET-BACKED SECURITY
  (Cost $2,324)                $ 2,324
------------------------------------------------------
 FLOATING RATE NOTES--15.5%
           Beneficial Corp.
 $ 2,500     5.570% 11/04/99   $ 2,489
           Household Finance
           Co.
   2,500     5.681  11/01/01     2,495
           USL Capital Corp.
           Series D
   1,500     5.705  04/19/99     1,497
------------------------------------------------------
 TOTAL FLOATING RATE NOTES
  (Cost $6,499)                $ 6,481
------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--6.0%
 U.S. Treasury Note
 $ 2,500     5.733% 11/15/99   $ 2,512
------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $2,511)                $ 2,512
------------------------------------------------------
 COMMERCIAL PAPER--35.6%
 ASSET-BACKED SECURITIES--13.5%
           Ascot Capital
           Corp.
 $ 1,000     5.391% 02/10/97   $   989
           Cooperative
           Association of
           Tractor Dealers
    500      5.376  12/10/96       499
           Corporate
           Receivables Corp.
    400      5.317  12/09/96       399
           Gotham Funding
           Corp.
   1,000     5.444  02/05/97       990
           Old Line Funding
    785      5.373  12/12/96       784
           Strategic Asset
           Funding Corp.
   1,000     5.476  01/31/97       991
           Wood Street
           Funding Corp.
   1,000     5.371  12/10/96       999
                               -------
                                 5,651
 COMMUNICATIONS--2.3%
           NYNEX Corp.
   1,000     5.375  12/16/96       998

           Description
--------------------------------------------------
 Principal          Maturity
  Amount       Rate Date         Value
--------------------------------------------------
 FOOD AND KINDRED PRODUCTS--
  4.8%
           Coca-Cola
           Enterprises Inc.
 $ 1,000     5.466% 12/05/96   $   999
           Thames Asset
           Global
           Securitization No.
           1, Inc.
   1,000     5.427  02/18/97       988
                               -------
                                 1,987
 HOLDING AND OTHER INVESTMENT
  OFFICES--4.2%
           CSW Credit, Inc.
    900      5.309  12/04/96       899
    400      5.314  12/10/96       399
           Enterprise Funding
           Corp.
    466      5.354  12/13/96       465
                               -------
                                 1,763
 INSURANCE CARRIERS--4.8%
           John Hancock
           Capital Corp.
   2,000     5.291  12/10/96     1,997
 MISCELLANEOUS RETAIL--1.0%
           Mont Blanc Capital
     423     5.366  12/04/96       423
 NONDEPOSITORY BUSINESS
  CREDIT INSTITUTIONS--2.6%
           PHH Corp.
   1,000     5.327  12/16/96       999
           Transamerica Corp.
     100     5.261  12/05/96       100
                               -------
                                 1,099
 TRANSPORTATION--2.4%
           General Motors
           Acceptance Corp.
   1,000     5.747  03/11/97       984
--------------------------------------------------
 TOTAL COMMERCIAL PAPER
  (Cost $14,902)               $14,902
--------------------------------------------------
 SHORT-TERM INVESTMENTS--15.6%
           Federal Home Loan
           Mortgage
           Association
 $ 4,525     5.703% 12/02/96   $ 4,524
           Norinchukin Bank
   1,000     5.340  12/06/96     1,000
           Swiss Bank
   1,000     5.520  12/18/96     1,000
--------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,524)                $ 6,524
--------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------------------------------------
 Principal                         Maturity
  Amount     Rate                  Date                       Value
--------------------------------------------------------------------
 REPURCHASE AGREEMENTS--23.9%
           Bear Stearns & Co., Inc., Dated 11/29/96,
           Repurchase Price $10,005
           (U.S. Government Securities Colld.)
 $10,000     5.680%                12/02/96                 $10,000
           Donaldson Lufkin & Jenrette Securities, Inc.,
           Dated 11/29/96, Repurchase Price $3
           (U.S. Government Securities Colld.)
       3     5.920%                12/02/96                       3
--------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $10,003)                                            $10,003
--------------------------------------------------------------------
 TOTAL INVESTMENTS--102.2%
  (Cost $42,763)                                            $42,746
--------------------------------------------------------------------
 Liabilities, less other assets--(2.2)%                        (933)
--------------------------------------------------------------------
 NET ASSETS--100.0%                                         $41,813
--------------------------------------------------------------------
--------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

           Description
--------------------------------------------------------
 Principal          Maturity
  Amount       Rate Date         Value
--------------------------------------------------------
                       SHORT-INTERMEDIATE BOND PORTFOLIO
ASSET-BACKED SECURITIES--8.2%
AUTOMOTIVE--8.2%
           Olympic Automobile
           Receivables Trust
 $4,000      5.950% 11/15/99    $4,017
  2,627      7.875  07/15/01     2,693
           Olympic Automobile
           Receivables Trust,
           Interest Only
           Stripped Security*
     --      --     01/15/99     1,703
           Premier Auto Trust
  2,222      4.750  02/02/00     2,209
           Western Financial
           Automobile Loan
           Trust
    507      4.700  01/01/98       507
  1,505      7.100  01/01/00     1,526
--------------------------------------------------------
 TOTAL ASSET-BACKED SECURI-
  TIES
  (Cost $12,880)               $12,655
--------------------------------------------------------
 COLLATERALIZED MORTGAGE
  OBLIGATION--1.6%
           Donaldson, Lufkin
           & Jenrette, Inc.
           Mortgage
           Acceptance Corp.,
           Series 1994-Q8,
           Class 2A1
 $2,473      7.250% 05/25/24   $ 2,473
--------------------------------------------------------
 TOTAL COLLATERALIZED MORT-
  GAGE
  OBLIGATION (Cost $2,429)     $ 2,473
--------------------------------------------------------
 CORPORATE OBLIGATIONS--9.7%
 BROKERAGE SERVICES--7.4%
           Donaldson Lufkin &
           Jenrette, Inc.
           Medium Term Note
 $6,500      5.625% 02/15/16   $ 6,353
           Salomon Brothers,
           Inc. Medium Term
           Notes
  3,000      5.500  01/31/98     2,987
  2,000      5.700  02/11/98     1,995
                               -------
                                11,335
 FINANCIAL--2.3%
           Greyhound
           Financial Corp.
  3,590      8.250  03/11/97     3,613
--------------------------------------------------------
 TOTAL CORPORATE OBLIGATIONS
  (Cost $15,075)               $14,948
--------------------------------------------------------

           Description
---------------------------------------
 Principal          Maturity
  Amount       Rate Date          Value
---------------------------------------
 U.S. GOVERNMENT AGENCIES--
  9.2%
 COLLATERALIZED MORTGAGE OBLIGATIONS
 FEDERAL HOME LOAN MORTGAGE
  ASSOCIATION
  REMIC TRUST PRINCIPAL ON-
  LY*--3.3%
           Class
           BA, Series: 1571
 $  5,472    --  %  04/15/19   $  5,098
 FEDERAL NATIONAL MORTGAGE
  ASSOCIATION
  REMIC TRUST--4.0%
           Class
           A, Series: 1996-M4
    5,965    7.750  03/17/17      6,144
 FEDERAL NATIONAL MORTGAGE
  ASSOCIATION
  REMIC TRUST PRINCIPAL ON-
  LY*--1.9%
           Class B, Series:
           1993-161
    1,183    --     10/25/18      1,126
           Class G, Series:
           1994-9
    1,999    --     11/25/23      1,870
                               --------
                                  2,996
---------------------------------------
 TOTAL U.S. GOVERNMENT AGEN-
  CIES
  (Cost $12,738)               $ 14,238
---------------------------------------
 U.S. GOVERNMENT OBLIGA-
  TIONS--67.1%
 U.S. TREASURY NOTES--67.1%
 $  5,000    5.375% 11/30/97   $  4,996
    7,000    5.625  01/31/98      7,010
   12,000    5.125  03/31/98     11,942
    8,000    5.375  05/31/98      7,983
    2,000    5.125  11/30/98      1,982
   26,600    6.750  05/31/99     27,269
   13,675    6.875  08/31/99     14,083
   18,000    7.750  01/31/00     19,038
    4,000    5.500  12/31/00      3,958
    4,890    6.625  06/30/01      5,046
---------------------------------------
 TOTAL U.S. GOVERNMENT OBLI-
  GATIONS
  (Cost $102,332)              $103,307
---------------------------------------
 SHORT-TERM INVESTMENT--2.3%
           Berliner Handels
           und Frankfurter,
           Grand Cayman
 $  3,537    5.688% 12/02/96   $  3,537
---------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $3,537)                $  3,537
---------------------------------------
 TOTAL INVESTMENTS--98.1%
  (Cost $148,991)              $151,158
---------------------------------------
 Other assets, less other
  liabilities--1.9%               2,860
---------------------------------------
 NET ASSETS--100.0%            $154,018
---------------------------------------
---------------------------------------

*At November 30, 1996, the effective yields on these securities ranged from approximately 5.00% to 7.00%. Refer to notes to statements of investments for a discussion of stripped securities.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------------
 Principal          Maturity
  Amount     Rate   Date         Value
----------------------------------------------
 U.S. GOVERNMENT SECURITIES PORTFOLIO
U.S. GOVERNMENT AGENCIES--25.0%
COLLATERALIZED MORTGAGE OBLIGATIONS--15.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION--0.8%
           Class F, Series:
           1520
 $   750     5.650% 09/15/04   $   745
FEDERAL NATIONAL MORTGAGE ASSOCIATION--14.2%
           Class A, Series:
           1996-M4
   3,977     7.750  03/17/17     4,096
           Class E, Series:
           1992-200
   1,000     6.250  06/25/17     1,000
           Class EZ, Series:
           1993-133
   3,626     5.850  02/25/17     3,574
           Class PD, Series:
           1993-085
   4,700     5.500  07/25/03     4,678
           Class 14-F,
           Series: 1988-14
     297     9.200  12/25/17       308
                               -------
                                13,656
MORTGAGE-BACKED SECURITIES--7.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION--0.6%
     594     7.599  11/01/24       605

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--7.3%
   6,632     8.000  08/15/26     6,835
     179     8.000  11/15/26       184
                               -------
                                 7,019

AGENCY OBLIGATIONS--2.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION--0.5%
     500     7.130  06/30/05       505
TENNESSEE VALLEY AUTHORITY NOTE--1.6%
   1,500     6.235  07/15/45     1,524
                               -------
                                 2,029
----------------------------------------------
 TOTAL U.S. GOVERNMENT AGEN-
 CIES
  (Cost $23,881)               $24,054
----------------------------------------------

                   Description
------------------------------------------------------
     Principal                      Maturity
      Amount         Rate           Date         Value
------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--72.3%
U.S. TREASURY NOTES
 $15,000             6.750%         02/28/97   $15,051
  18,000             5.500          11/15/98    17,966
   7,500             6.750          05/31/99     7,689
  15,000             7.750          01/31/00    15,865
  12,000             6.125          07/31/00    12,141
     715             6.625          06/30/01       738
------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $69,274)                               $69,450
------------------------------------------------------
 SHORT TERM INVESTMENT--1.3%
                   Federal Home Loan Bank
                   Discount Note
 $ 1,225             5.700%         12/02/96   $ 1,225
------------------------------------------------------
 TOTAL SHORT TERM INVESTMENT
  (Cost $1,225)                                $ 1,225
------------------------------------------------------
 TOTAL INVESTMENTS--98.6%
  (Cost $94,380)                               $94,729
------------------------------------------------------

Other assets, less liabilities--1.4%                                     1,382
------------------------------------------------------------------------------
NET ASSETS--100.0%                                                     $96,111
------------------------------------------------------------------------------
------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

           Description
------------------------------------
 Principal        Maturity
  Amount   Rate   Date         Value
------------------------------------
     U.S. TREASURY INDEX PORTFOLIO
 U.S. GOVERNMENT OBLIGA-
  TIONS--97.4%
 U.S. TREASURY NOTES--63.7%
 $1,500    5.500% 07/31/97   $ 1,502
  1,115    9.250  08/15/98     1,181
  6,100    5.000  01/31/99     6,024
  1,400    5.500  02/28/99     1,396
  2,350    7.875  11/15/99     2,487
  2,900    6.375  01/15/00     2,954
  1,700    6.250  02/15/03     1,730
                             -------
                              17,274
 U.S. TREASURY BONDS--32.0%
    435    13.875 05/15/11       673
    660    14.000 11/15/11     1,040
    490    13.250 05/15/14       781
  1,000     7.250 05/15/16     1,089
    900     8.125 05/15/21     1,078
  1,100     6.250 08/15/23     1,067
  2,800     6.875 08/15/25     2,954
                             -------
                               8,682
 U.S. TREASURY INTEREST ONLY
  STRIPPED SECURITY*--1.7%
    475    --     08/15/97       458
------------------------------------
 TOTAL U.S. GOVERNMENT OB-
  LIGATIONS
  (Cost $25,857)             $26,414
------------------------------------

           Description
------------------------------------
 Principal        Maturity
  Amount   Rate   Date         Value
------------------------------------
 SHORT TERM INVESTMENT--1.1%
           Federal Home
           Loan Bank
           Discount Note
 $  310    5.700% 12/02/96   $   310
------------------------------------
 TOTAL SHORT TERM INVEST-
  MENT
  (Cost $310)                $   310
------------------------------------
 TOTAL INVESTMENTS--98.5%
  (Cost $26,167)             $26,724
------------------------------------
 Other assets, less liabil-
  ities--1.5%                    397
------------------------------------
 NET ASSETS--100.0%          $27,121
------------------------------------
------------------------------------

*The effective yield on this Interest Only Stripped Security was 5.44% at November 30, 1996. Refer to notes to statements of investments for a discussion of stripped securities.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
NOTES TO STATEMENTS OF INVESTMENTS
November 30, 1996
--The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

--Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes or, for floating rate securities, the current reset rate.

--Stripped securities represent the right to receive either future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities varies inversely with changes in interest rates.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1996
(All amounts in thousands, except net asset value per unit)

                                                                Short-       U.S.      U.S.
                                     International   Short   Intermediate Government Treasury
                            Bond         Bond      Duration      Bond     Securities   Index
                          Portfolio    Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
----------------------------------------------------------------------------------------------
ASSETS:
Investments in securi-
ties, at cost             $360,976      $30,390     $32,760    $148,991    $94,380    $26,167
Repurchase agreements,
at cost                         --           --      10,003          --         --         --
----------------------------------------------------------------------------------------------
Investments in securi-
ties, at value            $371,211      $32,998     $32,743    $151,158    $94,729    $26,724
Repurchase agreements,
at value                        --           --      10,003          --         --         --
Cash                           196          141          --       1,301          7          6
Receivables:
 Interest                    5,134        1,078          74       1,589      1,387        381
 Foreign tax reclaims           --           17          --          --         --         --
 Fund units sold                 3           --          --          36         --         --
 Administrator                  11            5          14           8          6          6
Deferred organization
costs, net                      15           37          29          15         18         15
Other assets                    --            2           2          --         --         --
----------------------------------------------------------------------------------------------
TOTAL ASSETS               376,570       34,278      42,865     154,107     96,147     27,132
----------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund units redeemed         2,027           --       1,000          30         --         --
 Distributions to
 unitholders                    --           --          25          --         --         --
Accrued expenses:
 Advisory fees                  76           20           7          32         20          3
 Administration fees            30            3          11          13          8          2
 Custodian fees                  4            5           4           2          2          2
 Transfer agent fees             4           --          --           1          1         --
Other liabilities               17           15           5          11          5          4
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES            2,158           43       1,052          89         36         11
----------------------------------------------------------------------------------------------
NET ASSETS                $374,412      $34,235     $41,813    $154,018    $96,111    $27,121
----------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital           $366,616      $31,072     $42,377    $151,156    $95,994    $27,538
Accumulated undistrib-
 uted net investment in-
 come                           --           31          35          45         75         25
Accumulated net realized
 gain (loss) on
 investments                (2,439)         529        (582)        650       (307)      (999)
Net unrealized apprecia-
tion (depreciation) on
investments                 10,235        2,608         (17)      2,167        349        557
Net unrealized loss on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --           (5)         --          --         --         --
----------------------------------------------------------------------------------------------
NET ASSETS                $374,412      $34,235     $41,813    $154,018    $96,111    $27,121
----------------------------------------------------------------------------------------------
Total units outstanding
(no par value), unlim-
ited units authorized
 Class A                    17,661        1,543       4,187       7,423      4,602      1,276
 Class C                       353           --          --          --        176         --
 Class D                        11            2          --          17         11         41
----------------------------------------------------------------------------------------------
Net asset value, offer-
ing and redemption price
per unit
 Class A                  $  20.77      $ 22.16     $  9.99    $  20.70    $ 20.07    $ 20.60
 Class C                  $  20.78           --          --          --    $ 20.06         --
 Class D                  $  20.76      $ 22.14          --    $  20.66    $ 20.03    $ 20.57
----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1996
(All amounts in thousands)

                                                               Short-       U.S.      U.S.
                                    International   Short   Intermediate Government Treasury
                            Bond        Bond      Duration      Bond     Securities   Index
                          Portfolio   Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
---------------------------------------------------------------------------------------------
INTEREST INCOME:           $22,432     $2,199(a)   $2,692     $10,435      $4,897    $1,082
---------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees     1,993        288         194       1,011         527        70
Administration fees            575         80         121         353         220        44
Custodian fees                  46         67          32          28          20        20
Transfer agent fees             38          3          --          17          12         2
Registration fees               33         42           8          25          22        20
Professional fees               19          5           6          11           4         4
Trustee fees                    12          2           2           7           2         2
Amortization of deferred
 organization costs, net        14         17          20          14          13        13
Unitholder Servicing
 Fees                            7         --          --          --           5         1
Other                           19          2          12          12           8         8
---------------------------------------------------------------------------------------------
TOTAL EXPENSES               2,756        506         395       1,478         833       184
Less voluntary waivers
 of:
 Investment advisory
  fees                      (1,163)       (64)       (121)       (590)       (307)      (44)
 Administration fees          (243)       (48)        --         (184)       (132)      (26)
Less: Expenses reimburs-
 able by Administrator        (143)       (87)       (153)        (97)        (69)      (67)
---------------------------------------------------------------------------------------------
Net expenses                 1,207        307         121         607         325        47
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       21,225      1,892       2,571       9,828       4,572     1,035
Net realized gains
 (losses) on:
 Investment transactions     2,094      1,011          29         392         (58)       91
 Foreign currency trans-
  actions                      --         (35)        --          --          --        --
Net change in unrealized
 appreciation
 (depreciation) on in-
 vestments                  (3,905)        20         --       (1,308)       (201)     (239)
Net change in unrealized
 gains on translation of
 other assets and lia-
 bilities denominated in
 foreign currencies            --           6         --          --          --        --
---------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS RESULTING FROM
 OPERATIONS                $19,414     $2,894      $2,600     $ 8,912      $4,313    $  887
---------------------------------------------------------------------------------------------

(a) Net of $49 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1996 and 1995
(All amounts in thousands)

                                                 Bond           International
                                               Portfolio       Bond Portfolio
                                           ------------------  ----------------
                                             1996      1995     1996     1995
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                     $ 21,225  $ 15,744  $ 1,892  $ 1,898
 Net realized gains (losses) on invest-
  ments and foreign currency transactions     2,094     1,622      976      731
 Net change in unrealized appreciation
  (depreciation) on investments              (3,905)   34,676       20    2,711
 Net change in unrealized gains (losses)
  on translations of other assets and li-
  abilities denominated in foreign cur-
  rencies                                        --        --        6      (11)
--------------------------------------------------------------------------------
Net increase in net assets resulting from
 operations                                  19,414    52,042    2,894    5,329
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A UNITHOLDERS
 FROM:
 Net investment income                      (20,213)  (15,211)  (2,300)  (2,605)
 Return of capital                             (556)     (347)      --       --
--------------------------------------------------------------------------------
Total distributions to Class A
 unitholders                                (20,769)  (15,558)  (2,300)  (2,605)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C UNITHOLDERS
 FROM:
 Net investment income                         (264)      (82)      --       --
 Return of capital                               (7)       (2)      --       --
--------------------------------------------------------------------------------
Total distributions to Class C
 unitholders                                   (271)      (84)      --       --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D UNITHOLDERS
 FROM:
 Net investment income                           (8)       (4)      (1)      --
 Return of capital                               (1)       --       --       --
--------------------------------------------------------------------------------
Total distributions to Class D
 unitholders                                     (9)       (4)      (1)      --
--------------------------------------------------------------------------------
CLASS A UNIT TRANSACTIONS:
 Proceeds from the sale of units            143,593    65,433    5,918    6,142
 Reinvested distributions                    18,565    13,688    1,747    2,073
 Cost of units redeemed                     (79,885)  (86,462)  (6,747)  (5,213)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets re-
 sulting from Class A unit transactions      82,273    (7,341)     918    3,002
--------------------------------------------------------------------------------
CLASS C UNIT TRANSACTIONS:
 Proceeds from the sale of units              4,311     4,059       --       --
 Reinvested distributions                       271        84       --       --
 Cost of units redeemed                      (1,032)     (574)      --       --
--------------------------------------------------------------------------------
Net increase in net assets resulting from
 Class C unit transactions                    3,550     3,569       --       --
--------------------------------------------------------------------------------
CLASS D UNIT TRANSACTIONS:
 Proceeds from the sale of units                127       100       41        9
 Reinvested distributions                         9         4        1       --
 Cost of units redeemed                         (37)       (9)      --       --
--------------------------------------------------------------------------------
Net increase in net assets resulting from
 Class D unit transactions                       99        95       42        9
--------------------------------------------------------------------------------
Net increase (decrease)                      84,287    32,719    1,553    5,735
Net assets--beginning of year               290,125   257,406   32,682   26,947
--------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                    $374,412  $290,125  $34,235  $32,682
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME:       $     --  $     --  $    31  $    36
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        Short-
Short Duration       Intermediate         U.S. Government       U.S. Treasury
   Portfolio        Bond Portfolio     Securities Portfolio    Index Portfolio
-----------------  ------------------  ----------------------  ----------------
 1996      1995      1996      1995       1996        1995      1996     1995
--------------------------------------------------------------------------------
$ 2,571   $ 4,196  $  9,828  $  6,272  $    4,572  $    1,688  $ 1,035  $ 1,675
     29       (41)      392       735         (58)         60       91      823
     --       161    (1,308)    6,055        (201)      1,548     (239)   3,234
     --        --        --        --          --          --       --       --
--------------------------------------------------------------------------------
  2,600     4,316     8,912    13,062       4,313       3,296      887    5,732
--------------------------------------------------------------------------------
 (2,571)   (4,196)   (9,596)   (6,177)     (4,393)     (1,644)  (1,005)  (1,700)
     --        --        --        --          --          --       --       --
--------------------------------------------------------------------------------
 (2,571)   (4,196)   (9,596)   (6,177)     (4,393)     (1,644)  (1,005)  (1,700)
--------------------------------------------------------------------------------
     --        --        --        --        (159)         --       --       --
     --        --        --        --          --          --       --       --
--------------------------------------------------------------------------------
     --        --        --        --        (159)         --       --       --
--------------------------------------------------------------------------------
     --        --        (3)       (1)         (9)         (2)     (26)      (4)
     --        --        --        --          --          --       --       --
--------------------------------------------------------------------------------
     --        --        (3)       (1)         (9)         (2)     (26)      (4)
--------------------------------------------------------------------------------
 64,087    48,728    69,730    84,233     104,606      58,790   13,176   14,609
  2,425     3,722     8,697     5,697       4,198       1,508      746    1,392
(70,201)  (96,900)  (82,742)  (34,345)    (72,555)    (30,910)  (5,169) (39,656)
--------------------------------------------------------------------------------
 (3,689)  (44,450)   (4,315)   55,585      36,249      29,388    8,753  (23,655)
--------------------------------------------------------------------------------
     --        --        --        --       4,695          --       --       --
     --        --        --        --         159          --       --       --
     --        --        --        --      (1,298)         --       --       --
--------------------------------------------------------------------------------
     --        --        --        --       3,556          --       --       --
--------------------------------------------------------------------------------
     --        --       328        12         210          55      592      281
     --        --         3        --           8           2       26        4
     --        --        (2)       --         (60)         (5)     (66)      (3)
--------------------------------------------------------------------------------
     --        --       329        12         158          52      552      282
--------------------------------------------------------------------------------
 (3,660)  (44,330)   (4,673)   62,481      39,715      31,090    9,161  (19,345)
 45,473    89,803   158,691    96,210      56,396      25,306   17,960   37,305
--------------------------------------------------------------------------------
$41,813   $45,473  $154,018  $158,691  $   96,111  $   56,396  $27,121  $17,960
--------------------------------------------------------------------------------
$    35   $    35  $     45  $    206  $       75  $       75  $    25  $    21
--------------------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                                         Bond Portfolio
                          ------------------------------------------------------------------------------------
                                        Class A                        Class C              Class D
                          ---------------------------------------  ---------------- --------------------------
                            1996      1995      1994     1993 (a)   1996   1995 (b)  1996     1995    1994 (c)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  20.96  $  18.29  $  20.70   $  20.00  $20.96   $20.21  $ 20.94  $ 18.29   $18.74
Income (loss) from in-
 vestment operations:
 Net investment income        1.29      1.17      1.42       1.42    1.25     0.47     1.22     1.08     0.28
 Net realized and
  unrealized gain (loss)
  on investments             (0.19)     2.66     (2.21)      0.66   (0.18)    0.74    (0.18)    2.66    (0.45)
---------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment
 operations                   1.10      3.83     (0.79)      2.08    1.07     1.21     1.04     3.74    (0.17)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (1.26)    (1.14)    (1.46)     (1.38)  (1.22)   (0.45)   (1.19)   (1.09)   (0.28)
 Net realized gain on
  investments                   --        --     (0.15)        --      --       --       --       --       --
 Return of capital            (.03)    (0.02)    (0.01)        --    (.03)   (0.01)    (.03)      --       --
---------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.29)    (1.16)    (1.62)     (1.38)  (1.25)   (0.46)   (1.22)   (1.09)   (0.28)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.19)     2.67     (2.41)      0.70   (0.18)    0.75    (0.18)    2.65    (0.45)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  20.77  $  20.96  $  18.29   $  20.70  $20.78   $20.96  $ 20.76  $ 20.94   $18.29
---------------------------------------------------------------------------------------------------------------
Total return (d)              5.57%    21.55%    (4.04)%    10.60%   5.33%    6.08%    5.17%   21.06%   (0.94)%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and
  reimbursements              0.36%     0.36%     0.36%      0.36%   0.60%    0.60%    0.75%    0.75%    0.75%
 Expenses, before waiv-
  ers and
  reimbursements              0.84%     0.84%     0.87%      0.92%   1.08%    1.08%    1.23%    1.23%    1.26%
 Net investment income,
  net of waivers and re-
  imbursements                6.39%     5.94%     7.31%      7.84%   6.09%    5.59%    5.99%    5.48%    6.31%
 Net investment income,
  before waivers and re-
  imbursements                5.91%     5.46%     6.80%      7.28%   5.61%    5.11%    5.51%    5.00%    5.80%
Portfolio turnover rate     101.38%    74.19%   103.09%     89.06% 101.38%   74.19%  101.38%   74.19%  103.09%
Net assets at end of pe-
 riod (in
 thousands)               $366,850  $286,301  $257,391   $245,112  $7,342   $3,704  $   220  $   120   $   15
---------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class C units were issued on July 3, 1995.
(c) Class D units were issued on September 14, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

                                International Bond Portfolio                 Short Duration Portfolio
                          --------------------------------------------  -------------------------------------
                                  Class A                 Class D                    Class A
                          --------------------------  ----------------  -------------------------------------
                           1996     1995    1994 (a)   1996   1995 (b)   1996      1995      1994    1993 (c)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 21.74  $ 19.93  $ 20.00   $21.74   $22.17   $  9.99  $   9.97  $  10.03  $  10.00
Income (loss) from
 investment operations:
 Net investment income       1.54     1.26     0.79     1.37     0.02      0.53      0.59      0.40      0.14
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions               0.43     2.28     0.01     0.51    (0.08)       --      0.01     (0.05)     0.03
--------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.97     3.54     0.80     1.88    (0.06)     0.53      0.60      0.35      0.17
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income
  (d)                       (1.55)   (1.73)   (0.87)   (1.48)   (0.37)    (0.53)    (0.58)    (0.40)    (0.14)
 Net realized gain on
  investments
  transactions                 --       --       --       --       --        --        --     (0.01)       --
--------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.55)   (1.73)   (0.87)   (1.48)   (0.37)    (0.53)    (0.58)    (0.41)    (0.14)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)      0.42     1.81    (0.07)    0.40    (0.43)       --      0.02     (0.06)     0.03
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 22.16  $ 21.74  $ 19.93   $22.14   $21.74   $  9.99  $   9.99  $   9.97  $  10.03
--------------------------------------------------------------------------------------------------------------
Total return (e)             9.47%   18.20%    4.03%    9.04%   (0.30)%    5.45%     6.14%     3.64%     1.73%
Ratio to average net as-
 sets of (f):
 Expenses, net of
  waivers and
  reimbursements             0.96%    0.96%    0.96%    1.35%    1.35%     0.25%     0.25%     0.25%     0.32%
 Expenses, before
  waivers and
  reimbursements             1.58%    1.47%    1.49%    1.97%    1.86%     0.81%     0.80%     0.77%     0.50%
 Net investment income,
  net of waivers and
  reimbursements             5.91%    5.92%    5.93%    5.67%    3.26%     5.30%     5.80%     3.93%     3.00%
 Net investment income,
  before waivers and re-
  imbursements               5.29%    5.41%    5.40%    5.05%    2.75%     4.74%     5.25%     3.41%     2.82%
Portfolio turnover rate     33.89%   54.46%   88.65%   33.89%   54.46%   828.58% 1,272.21% 1,364.00%   434.32%
Net assets at end of
 period (in thousands)    $34,183  $32,673  $26,947   $   52   $    9   $41,813  $ 45,473  $ 89,803  $186,765
--------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 20, 1995.
(c) Commenced investment operations on June 2, 1993.
(d) For the International Bond Portfolio, distributions to unitholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(e) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(f) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                      Short-Intermediate Bond Portfolio
                          ---------------------------------------------------------------
                                       Class A                          Class D
                          -------------------------------------  ------------------------
                            1996      1995     1994    1993 (a)   1996    1995   1994 (b)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  20.73  $  19.53  $ 20.33  $  20.00  $20.71  $19.53   $19.82
Income (loss) from in-
 vestment operations:
 Net investment income        1.14      1.02     0.97      0.85    1.07    0.94     0.23
 Net realized and
  unrealized gain (loss)
  on investments             (0.01)     1.19    (0.80)     0.31   (0.02)   1.18    (0.29)
------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.13      2.21     0.17      1.16    1.05    2.12    (0.06)
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (1.16)    (1.01)   (0.97)    (0.83)  (1.10)  (0.94)   (0.23)
------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.16)    (1.01)   (0.97)    (0.83)  (1.10)  (0.94)   (0.23)
------------------------------------------------------------------------------------------
Net increase (decrease)      (0.03)     1.20    (0.80)     0.33   (0.05)   1.18    (0.29)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  20.70  $  20.73  $ 19.53  $  20.33  $20.66  $20.71   $19.53
------------------------------------------------------------------------------------------
Total return (c)              5.68%    11.58%    0.84%     5.90%   5.22%  11.09%   (0.30)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      0.36%     0.36%    0.36%     0.36%   0.75%   0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements      0.88%     0.91%    0.95%     1.00%   1.27%   1.30%    1.34%
 Net investment income,
  net of waivers and re-
  imbursements                5.83%     5.14%    4.84%     4.79%   4.96%   4.85%    4.42%
 Net investment income,
  before waivers and re-
  imbursements                5.31%     4.59%    4.25%     4.15%   4.44%   4.30%    3.83%
Portfolio turnover rate      47.68%    54.68%   48.67%    19.48%  47.68%  54.68%   48.67%
Net assets at end of pe-
 riod (in thousands)      $153,675  $158,678  $96,209  $107,550  $  343  $   13   $    1
------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

                                         U.S. Government Securities Portfolio
                          -------------------------------------------------------------------------
                                      Class A                  Class C           Class D
                          -----------------------------------  --------  --------------------------
                           1996     1995     1994    1993 (a)  1996 (b)   1996     1995    1994 (c)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 20.08  $ 19.05  $ 20.07  $ 20.00   $ 20.13   $ 20.04  $ 19.05   $19.43
Income (loss) from in-
 vestment operations:
 Net investment income       1.02     1.05     0.91     0.55      0.91      0.96     0.96     0.22
 Net realized and
  unrealized gain (loss)
  on investments            (0.01)    1.02    (1.02)    0.05     (0.12)    (0.03)    1.00    (0.38)
----------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.01     2.07    (0.11)    0.60      0.79      0.93     1.96    (0.16)
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (1.02)   (1.04)   (0.91)   (0.53)    (0.86)    (0.94)   (0.97)   (0.22)
----------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.02)   (1.04)   (0.91)   (0.53)    (0.86)    (0.94)   (0.97)   (0.22)
----------------------------------------------------------------------------------------------------
Net increase (decrease)     (0.01)    1.03    (1.02)    0.07     (0.07)    (0.01)    0.99    (0.38)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 20.07  $ 20.08  $ 19.05  $ 20.07   $ 20.06   $ 20.03  $ 20.04   $19.05
----------------------------------------------------------------------------------------------------
Total return (d)             5.15%   11.18%  (0.57)%    3.00%     4.05%     4.77%   10.66%   (0.90)%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements     0.36%    0.36%    0.36%    0.43%     0.60%     0.75%    0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements     0.94%    1.09%    1.12%    1.18%     1.18%     1.33%    1.48%    1.51%
 Net investment income,
  net of waivers and
  reimbursements             5.22%    5.43%    4.62%    4.18%     4.97%     4.83%    5.08%    4.65%
 Net investment income,
  before waivers and
  reimbursements             4.64%    4.70%    3.86%    3.43%     4.39%     4.25%    4.35%    3.89%
Portfolio turnover rate    119.75%  141.14%   45.55%   20.59%   119.75%   119.75%  141.14%   45.55%
Net assets at end of pe-
 riod (in thousands)      $92,351  $56,329  $25,293  $32,479   $ 3,535   $   225  $    67   $   13
----------------------------------------------------------------------------------------------------

(a) Commenced investment operations on April 5, 1993.
(b) Class C units were issued on December 29, 1995.
(c) Class D units were issued on September 15, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.


See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                      U.S. Treasury Index Portfolio
                          ------------------------------------------------------------
                                      Class A                         Class D
                          -----------------------------------  -----------------------
                           1996     1995     1994     1993(a)   1996    1995   1994(b)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 20.78  $ 18.77  $ 21.05   $ 20.00  $20.75  $18.77  $18.80
Income (loss) from in-
 vestment operations:
 Net investment income       1.19     1.11     1.15      0.95    1.17    1.00    0.09
 Net realized and
  unrealized gain (loss)
  on investments            (0.18)    2.01    (1.93)     1.02   (0.24)   2.03   (0.03)
--------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.01     3.12    (0.78)     1.97    0.93    3.03    0.06
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (1.19)   (1.11)   (1.14)    (0.92)  (1.11)  (1.05)  (0.09)
 Net realized gain on
  investments                  --       --    (0.36)       --      --      --      --
--------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.19)   (1.11)   (1.50)    (0.92)  (1.11)  (1.05)  (0.09)
--------------------------------------------------------------------------------------
Net increase (decrease)     (0.18)    2.01    (2.28)     1.05   (0.18)   1.98   (0.03)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 20.60  $ 20.78  $ 18.77   $ 21.05  $20.57  $20.75  $18.77
--------------------------------------------------------------------------------------
Total return (c)             5.10%   16.95%   (3.80)%    9.94%   4.72%  16.43%   0.37%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements     0.26%    0.26%    0.26%     0.26%   0.65%   0.65%   0.65%
 Expenses, before waiv-
  ers and reimbursements     1.04%    0.89%    0.79%     0.83%   1.43%   1.28%   1.18%
 Net investment income,
  net of waivers and re-
  imbursements               5.93%    5.09%    5.60%     5.11%   5.57%   5.41%   6.05%
 Net investment income,
  before waivers and re-
  imbursements               5.15%    4.46%    5.07%     4.54%   4.79%   4.78%   5.52%
Portfolio turnover rate     42.49%   80.36%   52.80%    77.75%  42.49%  80.36%  52.80%
Net assets at end of pe-
 riod (in thousands)      $26,273  $17,674  $37,305   $71,456  $  848  $  286  $   --
--------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
November 30, 1996
1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes sixteen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian.
Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the fixed income portfolios (the "Portfolios").
 The Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities, and U.S. Treasury Index Portfolios may issue four separate unit classes: Class A, B, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of November 30, 1996, Class A, Class C and Class D units are outstanding for certain portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(a) Investment Valuation
Investments held by a portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if any securities are not traded on a valuation date, at the last quoted bid price. Securities which are traded in the over-the-counter markets are valued at the last quoted bid price. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees ("Board"). Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(c) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(d) Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(e) Forward Foreign Currency Exchange Contracts
The International Bond Portfolio is authorized to enter into forward foreign currency exchange contracts for the

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1996

2. SIGNIFICANT ACCOUNTING POLICIES (continued) purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Bond Portfolio may enter into foreign currency contracts for speculative purposes. The objective of the Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the financial statements. The portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

(f) Federal Taxes
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1996, the Trust's most recent tax year end, the portfolios had approximately the following amounts of capital loss carryforwards for U.S. federal tax purposes:

                                Amount     Year(s) of Expiration
----------------------------------------------------------------
                            (in thousands)
Bond                            $1,398         2002 to 2003
Short Duration                     581         2002 to 2003
U.S. Government Securities         168         2001 to 2003
U.S. Treasury Index                979             2002

-------------------------------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(g) Deferred Organization Costs
Organization related costs are being amortized on a straight-line basis over five years.

(h) Expenses
Expenses arising in connection with a specific portfolio are allocated to that portfolio. Certain expenses arising in connection with a class of units are allocated to that class of units. Expenses incurred which do not specifically relate to an individual portfolio are allocated among the portfolios based on each portfolio's relative net assets.

(i) Distributions
Dividends from net investment income are declared and paid as follows:

                            Declared    Paid
-----------------------------------------------
Bond                        Monthly   Monthly
International Bond          Quarterly Quarterly
Short Duration              Daily     Monthly
Short-Intermediate Bond     Monthly   Monthly
U.S. Government Securities  Monthly   Monthly
U.S. Treasury Index         Monthly   Monthly
-----------------------------------------------

 Each portfolio's net realized capital gains are distributed at least annually.

-------------------------------------------------------------------------------
 Income dividends and capital gains distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.
 Distributions of short-term and long-term capital gains were declared and paid December 24, 1996 to unitholders of record on December 23, 1996, as follows:

                         Short-Term Long-Term
                          Capital    Capital
                            Gain      Gain     Total
-----------------------------------------------------
International Bond        $0.0872    $0.2491  $0.3363
Short-Intermediate Bond    0.0123     0.0426   0.0549
-----------------------------------------------------

(j) Reclassifications
At November 30, 1996, the Bond Portfolio reclassified approximately $740,000 from accumulated net realized loss on investment transactions to undistributed net investment income. The International Bond Portfolio reclassified approximately $439,000 from accumulated net realized gain (loss) on investment transactions, and $35,000 from net realized loss on foreign currency transactions, to accumulated undistributed net investment income. The Short-Intermediate Bond Portfolio reclassified approximately $390,000 from accumulated net realized gain (loss) on investment transactions to undistributed net investment income, and the U.S. Government Securities Portfolio reclassified approximately $11,000 from accumulated net realized gain (loss) on investment transactions to undistributed net investment income. These reclassifications had no impact on the net asset value of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
The Trust has an investment advisory agreement with Northern whereby each portfolio pays Northern a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current fiscal year, Northern voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates, expressed as a percentage of average daily net assets for the year ended November 30, 1996, are as follows:

                                              Net
                            Advisory Less:  Advisory
                              Fee    Waiver   Fee
----------------------------------------------------
Bond                          .60%    .35%    .25%
International Bond            .90     .20     .70
Short Duration                .40     .25     .15
Short-Intermediate Bond       .60     .35     .25
U.S. Government Securities    .60     .35     .25
U.S. Treasury Index           .40     .25     .15
----------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .05%,
 .10%, and .15% of the average daily net asset value of the outstanding Class A, B, C and D units, respectively, for the Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios.
 As compensation for the services rendered as custodian for the portfolios, and for the services rendered as transfer agent for the Short Duration Portfolio, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement with Goldman Sachs whereby each portfolio pays the Administrator a fee, computed daily and payable monthly, based on the average net assets of each portfolio at the rates set forth below:

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1996

Average net assets                Rate
---------------------------------------
For the first $100,000,000        .250%
For the next $200,000,000         .150
For the next $450,000,000         .075
For net assets over $750,000,000  .050
---------------------------------------

 For the current fiscal year, Goldman Sachs voluntarily agreed to limit administration fees to .10% of average daily net assets for the Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios. In addition, Goldman Sachs agreed to waive a portion of its administrative fees should overall administration fees earned during the preceding year exceed certain specified levels. No waiver was required under this agreement during the year ended November 30, 1996. Furthermore, Goldman Sachs has agreed to reimburse each portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of the average daily net assets for the Bond, Short-Intermediate Bond, Short Duration, U.S. Government Securities and U.S. Treasury Index Portfolios and .25% of the average daily net assets for the International Bond Portfolio.
 The administration fees waived and expenses reimbursed during the year ended November 30, 1996, are shown on the accompanying Statements of Operations.

Goldman Sachs receives no compensation under the distribution agreement.

5. UNITHOLDER SERVICING PLAN
The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain unitholder administrative support services for their customers or other investors who beneficially own Class B, C and D units. As compensation under the Unitholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .10%, .15% and .25% of the average daily net asset value of the outstanding Class B, C and D units, respectively.

6. INVESTMENT TRANSACTIONS
Investment transactions for the year ended November 30, 1996 (excluding short-term investments) were as follows:

                                                   Proceeds
                                                  from sales   Proceeds
                                                      and     from sales
                            Purchases             maturities     and
                             of U.S.   Purchases    of U.S.   maturities
                           Government   of other  Government   of other
                           Obligations securities Obligations securities
------------------------------------------------------------------------
                                          (in thousands)
Bond                        $299,522    $95,138    $230,507    $62,706
International Bond                --     10,260          --     10,601
Short Duration                49,240     36,941      51,720     38,111
Short-Intermediate Bond       62,699     12,135      62,188     13,881
U.S.Government Securities    136,302         --      95,525         --
U.S. Treasury Index           16,514         --       7,346         --
------------------------------------------------------------------------

 As of November 30, 1996, the composition of unrealized appreciation (depreciation) of investment securities (including the effects of foreign currency translation) based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                                     Cost for
                                                                     Federal
                                                           Net        Income
                                                       Appreciation    Tax
                            Appreciation Depreciation (Depreciation) Purposes
-----------------------------------------------------------------------------
                                             (in thousands)
Bond                          $12,054       $2,860        $9,194     $362,017
International Bond              2,935          327         2,608       30,390
Short Duration                      2           19           (17)      42,763
Short-Intermediate Bond         2,687          520         2,167      148,991
U.S. Government Securities        655          433           222       94,507
U.S. Treasury Index               571           14           557       26,167
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------

7. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 Interest expense for the year ended November 30, 1996 was approximately $1,000 for the International Bond Portfolio. This amount is included in other expenses on the Statements of Operations.
 As of November 30, 1996, there were no outstanding borrowings.

8. UNIT TRANSACTIONS
Transactions in Class A units for the year ended November 30, 1996 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
Bond                        7,010      910         3,920      4,000
International Bond            272       81           313         40
Short Duration              6,424      243         7,034       (367)
Short-Intermediate Bond     3,372      424         4,028       (232)
U.S. Government Securities  5,223      211         3,637      1,797
U.S. Treasury
 Index                        642       37           254        425
----------------------------------------------------------------------

 Transactions in Class A units for the year ended November 30, 1995 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
Bond                        3,353      696         4,459        (410)
International Bond            297       97           243         151
Short Duration              4,868      388         9,707      (4,451)
Short-Intermediate Bond     4,158      285         1,714       2,729
U.S. Government Securities  2,965       77         1,564       1,478
U.S. Treasury
 Index                        748       70         1,953      (1,135)
----------------------------------------------------------------------

 Transactions in Class C units for the year ended November 30, 1996 were as follows:

                                  Reinvested                 Net
                           Sales distributions Redemptions increase
-------------------------------------------------------------------
                                        (in thousands)
Bond                        214        13           51       176
U.S.Government Securities   234         8           66       176
-------------------------------------------------------------------

 Transactions in Class C units for the period ended November 30, 1995 were as follows:

             Reinvested                 Net
      Sales distributions Redemptions increase
----------------------------------------------
                   (in thousands)
Bond   201         4           28       177
----------------------------------------------

 Transactions in Class D units for the year ended November 30, 1996 were as follows:

                                   Reinvested                 Net
                            Sales distributions Redemptions increase
--------------------------------------------------------------------
                                         (in thousands)
Bond                           6        --            1         5
International Bond             1        --           --         1
Short-Intermediate Bond       16        --           --        16
U.S. Government Securities    10         1            3         8
U.S. Treasury Index           29         1            3        27
--------------------------------------------------------------------

 Transactions in Class D units for the period ended November 30, 1995 were as follows:

                                    Reinvested                 Net
                            Sales distributions  Redemptions increase
---------------------------------------------------------------------
                                         (in thousands)
Bond                           5        --            --         5
International Bond             1        --            --         1
U.S. Government Securities     3        --             1         2
U.S. Treasury Index           13        --            --        13
---------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Unitholders and Trustees of
The Benchmark Funds
Fixed Income Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Bond, International Bond, Short Duration, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios, comprising the Fixed Income Portfolios of The Benchmark Funds, as of November 30, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investments owned at November 30, 1996 by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bond, International Bond, Short Duration, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios, comprising the Fixed Income Portfolios of The Benchmark Funds, at November 30, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
January 21, 1997

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
Frederick T. Kelsey
Richard P. Strubel

Officers

Paul W. Klug, Jr., President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

Independent Auditors

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107



 This Annual Report is
authorized for distribution to
prospective investors only
when preceded or accompanied
by a Prospectus which contains
facts concerning the
objectives and policies,
management, expenses and other
information.
The
Benchmark
Funds

Fixed
Income
Portfolios



          Annual Report
          November 30, 1996

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK BALANCED PORTFOLIO

The relative superiority of stock returns over bond returns had the largest in-fluence on the portfolio's absolute performance during the fiscal year ended November 30, 1996.
  In general, the stock market environment was most favorable to larger-capi-talization portfolios. The Benchmark Balanced Portfolio underperformed its com-posite index, primarily due to the portfolio's less-aggressive stance toward technology stocks. In addition, the underperformance of medium-capitalization health care stocks also was a factor.
  We implemented three primary equity strategies during the year. First, we fo-cused on holding fewer companies. Second, as trades transpired, we raised the capitalization of new issues. And third, we gave a little more emphasis to the energy sector.
  In addition to raising the energy weighting, we increased the portfolio's technology and financial weightings, and we reduced the weightings in utili-ties, cyclicals and capital goods. In the technology area, we are favoring PC and networking stocks, while the financial area remains attractive due to pos-sible easing by the Federal Reserve and low inflation.
  Over the next 12 months we will continue to emphasize quality growth stocks, particularly those in the technology and financial sectors. We believe that these securities should do well as the economic climate remains favorable and inflation and interest rates remain low.
  In the portfolio's bond component, we continue to hold a neutral interest rate posture. The current inflation rate continues to make yields attractive from a historical real yield perspective. While corporate spreads remain tight by historical standards, we continue to find opportunity to add value and re-main overweighted in the corporate and mortgage sectors.

Kurt Anderson, Portfolio Manager
   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK BALANCED
     PORTFOLIO VS. S&P 500 COMPOSITE STOCK PRICE INDEX, THE LEHMAN BROTHERS
        INTERMEDIATE GOVERNMENT/CORPORATE INDEX AND THE COMPOSITE INDEX

   -l-Balanced Portfolio
                    - - + - -
                    Composite Index
  - -c- -S&P 500 Index
  - -2 - -Lehman Brothers
       Intermediate Government/
       Corporate Index (Lehman
       Brothers)


                             Balanced                    Lehman      Composite
                             Portfolio      S&P 500      Brothers      Index
                             ----------     ---------    --------    ---------
      7/1/93                 $10,000        $10,000      $10,000      $10,000
    11/30/93                 $10,312        $10,372      $10,195      $10,290
    11/30/94                  $9,821        $10,485      $10,009      $10,304
    11/30/95                 $11,807        $14,365      $11,462      $12,981
    11/30/96                 $13,468        $18,369      $12,130      $15,261




  Average Annual Total Returns
        For Periods Ended          Class A     S&P 500      Lehman      Composite
       November 30, 1996:           Units       Index      Brothers      Index*
---------------------------------------------------------------------------------
  One Year:                        14.07%      27.88%       5.83%        17.57%
---------------------------------------------------------------------------------
  Since Commencement on 7/1/93:     9.09%      19.45%       5.80%        13.15%
---------------------------------------------------------------------------------

                             Balanced                    Composite    Lehman
                             Portfolio      S&P 500        Index      Brothers
                             ---------      -------      ---------    --------
    12/29/95                 $10,000        $10,000      $10,000      $10,000
    11/30/96                 $11,272        $12,546      $11,582      $10,473

  Average Annual Total Returns**
         For Period Ended            Class C     S&P 500      Lehman      Composite
        November 30, 1996:            Units       Index      Brothers      Index*
-----------------------------------------------------------------------------------
  Since Commencement on 12/29/95:    12.72%      25.46%       4.73%        15.82%
-----------------------------------------------------------------------------------

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company or its affiliates, and are not federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK BALANCED
     PORTFOLIO VS. S&P 500 COMPOSITE STOCK PRICE INDEX, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX AND THE COMPOSITE INDEX--CONTINUED



                             [GRAPH APPEARS HERE]


                           BALANCED        S&P        LEHMAN     COMPOSITE
                           PORTFOLIO    500 INDEX    BROTHERS      INDEX
-------------------        ---------    ---------    --------    ---------

  2/20/96                   $ 10,000     $ 10,000     $10,000    $10,000
 11/30/96                   $ 11,055     $ 12,026     $10,455    $11,227





  Average Annual Total Returns**
         For Period Ended            Class D     S&P 500      Lehman      Composite
        November 30, 1996:            Units       Index      Brothers      Index*
-----------------------------------------------------------------------------------
  Since Commencement on 2/20/96:     10.55%      20.26%       4.55%        12.27%
-----------------------------------------------------------------------------------

*The Composite Index consists of 55%, 40% and 5% of the S&P 500, The Lehman Brothers Intermediate Government/Corporate Index and 91-Day Treasury Bills, respectively.
**Average Annual Total Returns are not annualized for periods less than one year.

--------------------------------------------------------------------------------
THE BENCHMARK DIVERSIFIED GROWTH PORTFOLIO

Several factors influenced the portfolio's fiscal-year performance, particu-larly the portfolio's relative overweighting in selected financial and health care issues and its overall exposure to larger-capitalization stocks, which dominated this phase of the market cycle.
  Compared to the return on the S&P 500 Index, the portfolio's performance lagged. This was due to the portfolio's less-than-aggressive stance toward the technology sector throughout most of the year. And, as we moved into the latter part of the fiscal year, certain issues--such as Olsten and Electronic Data Systems--fell short of anticipated earnings, which held back the portfolio's performance.
  Throughout the 12-month period, we reduced the number of issues in the port-folio. Early on, the portfolio held as many as 75 stocks and was much more broadly diversified across issues. By year-end, the portfolio held approxi-mately 55 securities. We reduced the portfolio's exposure to more aggressive stocks and focused instead on quality growth issues that had the potential to reduce total portfolio risk.
  We currently are not emphasizing any particular market sectors, but we are focusing on specific issues that we believe will show favorable revenue compar-isons and those that represent good value relative to their expected earnings growth rates.

John Zielinski, Portfolio Manager
                         COMPARISON OF CHANGE IN VALUE
OF $10,000 INVESTMENT IN BENCHMARK DIVERSIFIED GROWTH PORTFOLIO VS. THE S&P 500
                          COMPOSITE STOCK PRICE INDEX

-l- Diversified Growth Portfolio  - -
          c- - S&P 500 Index




                     [GRAPH APPEARS HERE]

                  Diversified
                  Growth         S&P
                  Portfolio      500 Index
                  ----------     ---------
   1/11/93        $10,000        $10,000
  11/30/93        $10,738        $11,041
  11/30/94        $ 9,988        $11,161
  11/30/95        $12,441        $15,291
  11/30/96        $15,032        $19,554

   Average Annual Total Returns
        For Periods Ended                       Class A                             S&P 500
        November 30, 1996:                       Units                               Index
-------------------------------------------------------------------------------------------
  One Year:                                     20.83%                              27.88%
-------------------------------------------------------------------------------------------
  Since Commencement on 1/11/93:                11.05%                              18.81%
-------------------------------------------------------------------------------------------


                     [GRAPH APPEARS HERE]

                  Diversified
                  Growth         S&P
                  Portfolio      500 Index
                  ----------     ---------
    9/14/94       $10,000        $10,000
   11/30/94       $ 9,486        $ 9,738
   11/30/95       $11,781        $13,341
   11/30/96       $14,183        $17,060

   Average Annual Total Returns
        For Periods Ended                       Class D                             S&P 500
        November 30, 1996:                       Units                               Index
-------------------------------------------------------------------------------------------
  One Year:                                     20.39%                              27.88%
-------------------------------------------------------------------------------------------
  Since Commencement on 9/14/94:                17.10%                              27.29%
-------------------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

THE BENCHMARK EQUITY INDEX PORTFOLIO

The S&P 500 Index continued its strong performance, returning 27.9% for the fiscal year ended November 30, 1996. This surpassed the performance of small-capitalization stocks as measured by the Russell 2000 Index, which returned 16.5% for the year.
  After adjusting for expenses, the portfolio, which is designed to replicate the S&P 500 Index's performance in an efficient, cost-effective manner, pro-vided a return that closely matched the return for the Index.
  There were 23 additions and deletions to the Index throughout the fiscal year, the most notable being the Chemical Bank/Chase merger and the Disney/Capital Cities merger. These changes, as well as quarterly rebalancings, were made in the portfolio at the time they were initiated in the Index.
  During the next 12 months, we will continue to follow a passive index strat-egy designed to provide equity market returns, as defined by the S&P 500 Index.

Susan French, Portfolio Manager

                        COMPARISON OF CHANGE IN VALUE OF
     $10,000 INVESTMENT IN BENCHMARK EQUITY INDEX PORTFOLIO VS. THE S&P 500
                          COMPOSITE STOCK PRICE INDEX

   -l- Equity Index Portfolio  - -
         c- - S&P 500 Index



                             [GRAPH APPEARS HERE]




                            Equity
                            Index           S&P
                            Portfolio       500 Index
-------------------         ---------       ---------

 1/11/93                     $10,000        $10,000
11/30/93                     $11,008        $11,041
11/30/94                     $11,104        $11,161
11/30/95                     $15,168        $15,291
11/30/96                     $19,344        $19,554






   Average Annual Total Returns
        For Periods Ended                       Class A                             S&P 500
        November 30, 1996:                       Units                               Index
-------------------------------------------------------------------------------------------
  One Year:                                     27.53%                              27.88%
-------------------------------------------------------------------------------------------
  Since Commencement on 1/11/93:                18.48%                              18.81%
-------------------------------------------------------------------------------------------

                        COMPARISON OF CHANGE IN VALUE OF
     $10,000 INVESTMENT IN BENCHMARK EQUITY INDEX PORTFOLIO VS. THE S&P 500
                     COMPOSITE STOCK PRICE INDEX--CONTINUED




                             [GRAPH APPEARS HERE]





                             Equity
                             Index          S&P
                             Portfolio      500 Index
-------------------          ---------      ---------
 9/28/95                     $10000         $10000
11/30/95                     $10394         $10402
11/30/96                     $13225         $13302






   Average Annual Total Returns
        For Periods Ended                       Class C                             S&P 500
        November 30, 1996:                       Units                               Index
-------------------------------------------------------------------------------------------
  One Year:                                     27.24%                              27.88%
-------------------------------------------------------------------------------------------
  Since Commencement on 9/28/95:                26.85%                              27.61%
-------------------------------------------------------------------------------------------




                             [GRAPH APPEARS HERE]





                             Equity
                             Index          S&P
                             Portfolio      500 Index
-------------------          ---------      ---------

 9/14/94                     $10000         $10000
11/30/94                     $ 9732          $9738
11/30/95                     $13255         $13341
11/30/96                     $16860         $17060






   Average Annual Total Returns
        For Periods Ended                       Class D                             S&P 500
        November 30, 1996:                       Units                               Index
-------------------------------------------------------------------------------------------
  One Year:                                     27.20%                              27.88%
-------------------------------------------------------------------------------------------
  Since Commencement on 9/14/94:                26.61%                              27.29%
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BENCHMARK FOCUSED GROWTH PORTFOLIO

Activity in the technology sector, and how we invested in technology stocks at certain points during the year, had the largest influence on the portfolio's performance for the fiscal year ended November 30, 1996.
  The portfolio's underperformance relative to its market index can be attrib-uted to two specific periods of time. In December 1995 a number of sectors, in-cluding business services, technology, financial and health care, underperformed the index by a large margin. As a result, the portfolio's per-formance was off by approximately 2.6% for the month. In the summer, technology stocks suffered a setback, which was reflected in the portfolio's performance. We then implemented a hedge against technology, which prevented the portfolio from participating in the technology upswing that occurred late in the third quarter.
  Investors should keep in mind that the portfolio normally contains a limited number of stocks, which may create some underperformance, relative to the S&P 500 Index, over shorter time periods. Our system of identifying fundamentally sound companies strives to provide good long-term performance.
  Going forward, we believe it's doubtful that returns from the technology and financial sectors will continue to be so relatively strong. As such, we may take some profits from stocks in strong sectors and reinvest the proceeds in promising areas of the market that haven't performed quite as well over the prior year.

Tom Kirkenmeier, Portfolio Manager

                       COMPARISON OF CHANGE IN VALUE OF
                $10,000 INVESTMENT IN BENCHMARK FOCUSED GROWTH
                           PORTFOLIO VS. THE S&P 500
                          COMPOSITE STOCK PRICE INDEX

             -l- Focused Growth Portfolio   - - c - - S&P 500 Index


                             [GRAPH APPEARS HERE]


               Focused
              Growth 500       S&P 500
              ----------       -------
  7/1/93       $10,000         $10,000
11/30/93       $10,433         $10,372
11/30/94       $ 9,791         $10,485
11/30/95       $12,570         $14,365
11/30/96       $14,811         $18,369


  Average Annual Total Returns
        For Periods Ended                       Class A                               S&P 500
       November 30, 1996:                        Units                                 Index
---------------------------------------------------------------------------------------------
  One Year:                                     17.82%                                27.88%
---------------------------------------------------------------------------------------------
  Since Commencement on 7/1/93:                 12.16%                                19.45%
---------------------------------------------------------------------------------------------




                             [GRAPH APPEARS HERE]

                FOCUSED          S&P
                GROWTH        500 INDEX
                -------       ---------
 6/14/96        $10,000        $10,000
11/30/96        $10,751        $11,481



  Average Annual Total Returns**
         For Period Ended                        Class C                             S&P 500
        November 30, 1996:                        Units                               Index
--------------------------------------------------------------------------------------------
  Since Commencement on 6/14/96:                  7.51%                              14.81%
--------------------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
                        COMPARISON OF CHANGE IN VALUE OF
                 $10,000 INVESTMENT IN BENCHMARK FOCUSED GROWTH
                           PORTFOLIO VS. THE S&P 500
                     COMPOSITE STOCK PRICE INDEX--CONTINUED

             -l- Focused Growth Portfolio   - - c - - S&P 500 Index


                             [GRAPH APPEARS HERE]

                Focused
                Growth         S&P 500
                -------        -------
  12/8/94       $10,000        $10,000
 11/30/95       $13,097        $13,767
 11/30/96       $15,378        $17,605



   Average Annual Total Returns
        For Periods Ended                       Class D                             S&P 500
        November 30, 1996:                       Units                               Index
-------------------------------------------------------------------------------------------
  One Year:                                     17.42%                              27.88%
-------------------------------------------------------------------------------------------
  Since Commencement on 12/8/94:                24.27%                              33.05%
-------------------------------------------------------------------------------------------

**Average Annual Total Returns are not annualized for periods less than one year.

--------------------------------------------------------------------------------
THE BENCHMARK INTERNATIONAL GROWTH PORTFOLIO

The portfolio's exposure to the underperforming Japanese stock market and the strength of the U.S. dollar were the primary factors influencing performance during the fiscal year. The portfolio maintained a slightly greater-than-aver-age weighting in the Japanese market, but, more important, the dollar rose about 10% against the yen, which magnified the underperformance in U.S. dollar terms.
  Relative to its market index, the portfolio lagged somewhat, primarily due to its position in Japan, its less-than-aggressive stance toward Hong Kong and a slight underexposure to Europe.
  Throughout the fiscal year, we tended to favor the Asian markets, lead by Ja-pan, rather than the European markets. In general, Asia accounted for more than 50% of the fund's weighting. Asia, however, underperformed Europe during the period, as strong bond market performance helped propel Europe's stock markets upward.
  Recently, we reduced the portfolio's position in Asia and increased its posi-tion in Europe, which now accounts for a little more than half of the portfo-lio. We also reduced the portfolio's Japanese exposure to about 30%, compared to the EAFE Index weighting of 35%.
  Looking ahead, we believe that the portfolio's repositioning toward Japan and Europe should help future performance. We will continue to emphasize specific countries rather than economic sectors.

Robert A. LaFleur, Portfolio Manager
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK INTERNATIONAL GROWTH PORTFOLIO VS. THE MORGAN STANLEY EUROPE, AUSTRALIA AND FAR EAST (EAFE)
                                     INDEX

      -l- International Growth
             Portfolio
         - -c- - EAFE Index


                             [GRAPH APPEARS HERE]

               International
                  Growth          EAFE
                Portfolio         Index
               -------------     -------
 3/28/94          $10,000        $10,000
11/30/94          $10,211        $10,204
11/30/95          $ 9,974        $10,976
11/30/96          $10,967        $12,267


   Average Annual Total Returns
        For Periods Ended                        Class A                                EAFE
        November 30, 1996:                        Units                                Index
---------------------------------------------------------------------------------------------
  One Year:                                       9.96%                                11.76%
---------------------------------------------------------------------------------------------
  Since Commencement on 3/28/94:                  3.50%                                 7.91%
---------------------------------------------------------------------------------------------


                             [GRAPH APPEARS HERE]

               International
                  Growth          EAFE
                Portfolio         Index
               -------------     -------
11/16/94          $10,000        $10,000
11/30/94          $ 9,744        $ 9,823
11/30/95          $ 9,474        $10,567
11/30/96          $10,382        $11,809


   Average Annual Total Returns
         For Periods Ended                       Class D                              EAFE
        November 30, 1996:                        Units                              Index
-------------------------------------------------------------------------------------------
  One Year:                                       9.59%                              11.76%
-------------------------------------------------------------------------------------------
  Since Commencement on 11/16/94:                 1.86%                               8.49%
-------------------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK SMALL COMPANY INDEX PORTFOLIO

Small-capitalization stocks, as represented by the Russell 2000 Index, returned 16.5% for the fiscal year ended November 30, 1996. Compared to large-cap stocks, as measured by the S&P 500 Index, small-cap stocks underperformed by 11.4%.
  As it is designed to do, the portfolio's performance nearly matched that of the Russell 2000 Index during the fiscal year.
  The major changes to the portfolio occurred in June, when the Russell 2000 Index was reconstituted. Once a year, all eligible securities in the Index are re-ranked according to market capitalization. This activity resulted in the ad-dition of approximately 450 stocks and the deletion of approximately 350. These changes were incorporated into the portfolio at the end of June.
  At the end of the current fiscal year, the market capitalization of the com-panies in the Index, adjusted for cross holdings, ranged from $26.13 million to $2.10 billion. The average market capitalization of the Index's companies was $424 million.
  Going forward, we will continue to stay aligned with the Russell 2000, with our focus on closely approximating the Index's return.

Andrew Buchner, Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK SMALL COMPANY
                PORTFOLIO VS. THE RUSSELL 2000 SMALL STOCK INDEX

 -l- Small Company Portfolio  - -c- -
           Russell 2000 Index



                             [GRAPH APPEARS HERE]





                             Small Company  Russell
                             Portfolio      2000 INDEX
-------------------          ----------     ---------
1/11/93                      $10000         $10000
11/30/93                     $11409         $11515
11/30/94                     $11233         $11363
11/30/95                     $14352         $14576
11/30/96                     $16642         $16976





   Average Annual Total Returns
        For Periods Ended                     Class A                         Russell 2000
        November 30, 1996:                     Units                             Index
------------------------------------------------------------------------------------------
  One Year:                                   15.96%                             16.46%
------------------------------------------------------------------------------------------
  Since Commencement on 1/11/93:              13.99%                             14.57%
------------------------------------------------------------------------------------------



                             [GRAPH APPEARS HERE]





                             Small Company  Russell
                             Portfolio      2000 INDEX
-------------------          ----------     ---------

12/08/94                     $10000         $10000
11/30/95                     $13162         $13263
11/30/96                     $15295         $15447





   Average Annual Total Returns
        For Periods Ended                     Class D                         Russell 2000
        November 30, 1996:                     Units                             Index
------------------------------------------------------------------------------------------
  One Year:                                   16.20%                             16.46%
------------------------------------------------------------------------------------------
  Since Commencement on 12/8/94:              23.93%                             24.55%
------------------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares  Description                            Value
------------------------------------------------------
                               BALANCED PORTFOLIO
 COMMON STOCKS--54.4%
 BANKING--1.2%
  13,200 Banc One Corp.                        $   629
 BROKERAGE AND FINANCIAL SERVICES--1.2%
  17,500 T. Rowe Price, Associates Inc.*           632
 CHEMICALS AND ALLIED PRODUCTS--6.3%
   9,100 American Home Products Corp.              585
   9,400 Merck & Co., Inc.                         780
  14,211 Morton International, Inc.                574
  11,800 Praxair, Inc.                             574
   6,400 Procter & Gamble Co.                      696
                                               -------
                                                 3,209
 COMMUNICATIONS--1.2%
  10,700 Ameritech Corp.                           630
 COMPUTERS AND OFFICE MACHINES--2.5%
   9,300 Cisco Systems, Inc.*                      631
   4,300 Microsoft Corp.*                          675
                                               -------
                                                 1,306
 COSMETICS AND PERSONAL CARE--1.3%
   9,200 Gillette Co.                              679
 CREDIT INSTITUTIONS--2.5%
  14,300 Green Tree Financial Corp.                599
  16,300 MBNA Corp.                                658
                                               -------
                                                 1,257
 ELECTRICAL SERVICES--1.1%
  12,700 Duke Power Co.                            589
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--5.8%
   9,700 General Electric Co.                    1,009
   6,600 Intel Corp.                               837
  10,300 Linear Technology Corp.                   485
  11,400 Solectron Corp.*                          667
                                               -------
                                                 2,998
 FOOD AND BEVERAGES--3.2%
  14,400 PepsiCo, Inc.                             430
   4,900 Philip Morris Cos., Inc.                  505
  20,400 Starbucks Corp.*                          706
                                               -------
                                                 1,641
 HEALTH SERVICES--3.4%
  25,300 Health Management Associates, Inc.,
          Class A*                                 560
  10,898 Johnson & Johnson Co.                     579
   3,800 Invacare Corp.                            103
   7,700 Medtronic, Inc.                           509
                                               -------
                                                 1,751

 Shares  Description                              Value
--------------------------------------------------------
 INDUSTRIAL INSTRUMENTS--1.0%
  11,100 Danaher Corp.                           $   497
 INSURANCE SERVICES--3.7%
   5,400 American International Group, Inc.          621
   3,500 General Re Corp.                            591
   6,700 MBIA, Inc.                                  678
                                                 -------
                                                   1,890
 MORTGAGE AGENCIES--1.4%
  17,900 Federal National Mortgage Association       738
 OIL AND GAS--2.7%
   6,400 Enron Corp.                                 293
   9,900 Noble Affiliates, Inc.                      466
   5,900 Schlumberger Ltd.                           614
                                                 -------
                                                   1,373
 PAPER PRODUCTS--1.4%
   7,200 Kimberly-Clark Corp.                        704
 PETROLEUM PRODUCTS--3.6%
   9,100 Chevron Corp.                               610
   6,700 Exxon Corp.                                 634
   3,400 Royal Dutch Petroleum Co.                   577
                                                 -------
                                                   1,821
 PROFESSIONAL SERVICES--5.3%
   7,200 Cintas Corp.                                437
   6,800 Computer Sciences Corp.*                    535
  21,450 CUC International, Inc.*                    566
  13,800 First Data Corp.                            550
  12,700 Oracle Systems Corp.*                       622
                                                 -------
                                                   2,710
 RETAIL--4.5%
   8,100 Home Depot, Inc.                            422
  22,700 Staples, Inc.*                              448
   5,000 Tommy Hilfiger Corp.*                       270
  10,900 Viking Office Products, Inc.                341
  19,500 Walgreen Co.                                814
                                                 -------
                                                   2,295
 TRANSPORTATION PARTS AND EQUIPMENT--1.1%
   5,900 Boeing Co.                                  586
--------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $21,087)                                 $27,935
--------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)
--------------------------------------------------------------------------------

 Principal
 Amount    Description                                                    Value
-------------------------------------------------------------------------------
                         BALANCED PORTFOLIO--CONTINUED
 ASSET-BACKED SECURITIES--3.1%
 FINANCIAL--3.1%
           Olympic Automobile Receivables Trust Series: 1995-D, Class
           A3
 $   700   5.950%Due 11/15/99                                           $   703
           Premier Auto Trust
           Series: 1994-1, Class A3
     156   4.750%Due 02/02/00                                               155
           Western Financial Grantor Trust
           Series: 1994-4, Class A1
     151   7.100%Due 01/01/00                                               153
           Western Financial Grantor Trust
           Series: 1995-5, Class A1
     596   5.875%Due 03/01/02                                               597
-------------------------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $1,603)                                                         $ 1,608
-------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATION--0.6%
           Donaldson, Lufkin & Jenrette, Inc. Mortgage Acceptance
           Corp.
           Series: 1994-Q8, Class 2A1
 $   327   7.250% Due 05/25/24                                          $   327
-------------------------------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE OBLIGATION
  (Cost $318)                                                           $   327
-------------------------------------------------------------------------------
 CORPORATE BONDS--6.4%
 FINANCIAL--4.3%
           Equitable Life Assurance Co.
 $   400   6.950%Due 12/01/05                                           $   402
           Lehman Brothers Medium Term Note
     475   6.875%Due 06/08/98                                               480
           Lumbermens Mutual Casualty Co.
     350   9.150%Due 07/01/26                                               392
           Prudential Insurance Co. of America
     400   7.650%Due 07/01/07                                               417
           Salomon, Inc. Medium Term Note
     500   5.500%Due 01/31/98                                               498
                                                                        -------
                                                                          2,189
 RETAIL--0.8%
           Penney (J. C.), Inc.
     420   6.900%Due 08/15/26                                               433

 Principal
 Amount    Description                    Value
-----------------------------------------------
 SANITARY SERVICES--1.3%
           WMX Technologies, Inc.
  $   650  7.100%Due 08/01/26          $    686
-----------------------------------------------
 TOTAL CORPORATE BONDS
  (Cost $3,209)                        $  3,308
-----------------------------------------------
 U.S. GOVERNMENT AGENCIES--6.0%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC
  TRUST--3.0%
           Series: 1991-37, Class G
  $   250  8.150% Due 08/25/05         $    257
           Series: 1996-M4, Class A
      746  7.750% Due 03/17/17              768
           Series: 1992-200, Class E
      500  6.250% Due 06/25/17              500
                                       --------
                                          1,525
 GOVERNMENT NATIONAL MORTGAGE ASSOCI-
  ATION--3.0%
           Pool # 432153
    1,522  8.000% Due 11/15/26            1,570
-----------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $3,048)                        $  3,095
-----------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--21.4%
 U.S. TREASURY NOTES--21.4%
 $  1,550  8.125% Due 02/15/98         $  1,596
      750  5.375% Due 05/31/98              748
    1,835  6.750% Due 05/31/99            1,881
      640  6.875% Due 08/31/99              659
    1,475  6.250% Due 05/31/00            1,498
    1,325  7.750% Due 02/15/01            1,420
      800  6.250% Due 02/15/03              814
    1,000  5.750% Due 08/15/03              990
    1,260  7.500% Due 02/15/05            1,379
-----------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $10,792)                       $ 10,985
-----------------------------------------------
 FLOATING RATE BANK NOTE--1.6%
           National Westminster Bank
  $   900  5.625%Due 02/28/97          $    789
-----------------------------------------------
 TOTAL FLOATING RATE BANK NOTE
  (Cost $762)                          $    789
-----------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
 Amount    Description                           Value
-------------------------------------------------------
 SHORT-TERM INVESTMENT--6.6%
           Berliner Handels und Frankfurter,
           Grand Cayman
 $ 3,401   5.688%Due 12/02/96                  $ 3,401
-------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $3,401)                                $ 3,401
-------------------------------------------------------
 TOTAL INVESTMENTS--100.1%
  (Cost $44,220)                               $51,448
-------------------------------------------------------
 Liabilities, less other assets--(0.1)%            (62)
-------------------------------------------------------
 NET ASSETS--100.0%                            $51,386
-------------------------------------------------------
-------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares  Description                         Value
--------------------------------------------------------
                          DIVERSIFIED GROWTH PORTFOLIO
 COMMON STOCKS--99.1%
 BANKING--4.8%
  68,640 Banc One Corp.                     $  3,269
 108,200 First USA, Inc.                       3,557
                                            --------
                                               6,826
 BROKERAGE SERVICES--2.1%
 100,000 Schwab (Charles) Corp.                3,012
 CHEMICALS AND ALLIED PRODUCTS--14.3%
  41,000 Abbott Laboratories                   2,286
  50,800 Air Products and Chemicals, Inc.      3,531
  40,000 American Home Products Corp.          2,570
  31,200 Merck & Co., Inc.                     2,590
  72,437 Morton International, Inc.            2,925
  17,000 Pfizer, Inc.                          1,523
  62,000 Praxair, Inc.                         3,015
  18,300 Procter & Gamble Co.                  1,990
                                            --------
                                              20,430
 COMMUNICATIONS--3.6%
  50,000 Ameritech Corp.                       2,944
  55,000 AT&T Corp.                            2,159
                                            --------
                                               5,103
 COMPUTERS AND OFFICE MACHINES--3.7%
  27,000 Cisco Systems, Inc.*                  1,833
  20,000 Electronic Data Systems Corp.           967
  16,300 Microsoft Corp.*                      2,557
                                            --------
                                               5,357
 COSMETICS AND PERSONAL CARE--0.7%
  14,100 Gillette Co.                          1,040
 CREDIT INSTITUTIONS--1.5%
  50,000 Green Tree Financial Corp.            2,094
 ELECTRONICS AND OTHER ELECTRICAL EQUIP-
  MENT--9.7%
  18,000 Emerson Electric Co.                  1,766
  49,600 General Electric Co.                  5,158
  22,900 Intel Corp.                           2,905
  44,000 Linear Technology Corp.               2,074
  35,000 Motorola, Inc.                        1,938
                                            --------
                                              13,841

 Shares  Description                              Value
---------------------------------------------------------
 FOOD AND BEVERAGES--4.1%
 117,000 Brinker International, Inc.*            $  2,165
  45,000 PepsiCo, Inc.                              1,344
  22,000 Philip Morris Cos., Inc.                   2,269
                                                 --------
                                                    5,778
 GLASS, CLAY AND STONE PRODUCTS--1.3%
  58,700 Newell Co.                                 1,820
 HEALTH SERVICES--2.0%
  35,000 Health Management Associates, Inc.,
          Class A*                                    774
  40,000 Johnson & Johnson Co.                      2,125
                                                 --------
                                                    2,899
 HEAVY CONSTRUCTION--2.4%
  51,000 Fluor Corp.                                3,468
 INDUSTRIAL INSTRUMENTS--3.1%
  37,600 Hewlett-Packard Co.                        2,026
  60,000 Sundstrand Corp.                           2,340
                                                 --------
                                                    4,366
 INSURANCE SERVICES--3.6%
  23,900 American International Group, Inc.         2,748
  23,400 MBIA, Inc.                                 2,366
                                                 --------
                                                    5,114
 MORTGAGE AGENCIES--2.8%
  92,000 Federal National Mortgage Association      3,795
 OIL AND GAS--2.9%
  45,000 Noble Affiliates, Inc.                     2,121
  20,000 Schlumberger Ltd.                          2,080
                                                 --------
                                                    4,201
 PAPER PRODUCTS--2.1%
  31,300 Kimberly-Clark Corp.                       3,059
 PETROLEUM PRODUCTS--9.1%
  43,000 Chevron Corp.                              2,881
  37,300 Exxon Corp.                                3,529
  34,650 Mobil Corp.                                4,193
  14,000 Royal Dutch Petroleum Co.                  2,378
                                                 --------
                                                   12,981
 PROFESSIONAL SERVICES--7.5%
  35,000 Cintas Corp.                               2,126
  17,000 Computer Sciences Corp.*                   1,337
 100,700 CUC International, Inc.*                   2,656

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                           Value
--------------------------------------------------------
  32,736     First Data Corp.                    $ 1,305
  71,900     Olsten Corp.                            980
  47,500     Oracle Systems Corp.*                 2,327
                                                --------
                                                  10,731
 RECREATION AND LEISURE SERVICES--4.2%
  88,100     Carnival Corp., Class A               2,786
  88,000     Circus Circus Enterprises, Inc.*      3,212
                                                --------
                                                   5,998
 RETAIL--11.1%
  58,200     Home Depot, Inc.                      3,034
 131,050     Staples, Inc.*                        2,588
  50,000     Tommy Hilfiger Corp.*                 2,700
 115,600     Wal-Mart Stores, Inc.                 2,948
 107,300     Walgreen Co.                          4,480
                                                --------
                                                  15,750
 TRANSPORTATION PARTS AND EQUIPMENT--2.5%
  36,000     Boeing Co.                            3,578
--------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $105,076)                               $141,241
--------------------------------------------------------

 Principal
 Amount      Description                                         Value
-----------------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.1%
             Berliner Handels und Frankfurter, Grand Cayman
 $1,490      5.688%Due 12/02/96                               $  1,490
-----------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $1,490)                                               $  1,490
-----------------------------------------------------------------------
 TOTAL INVESTMENTS--100.2%
  (Cost $106,566)                                             $142,731
-----------------------------------------------------------------------
 Liabilities, less other assets--(0.2)%                           (243)
-----------------------------------------------------------------------
 NET ASSETS--100.0%                                           $142,488
-----------------------------------------------------------------------
-----------------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares      Description                              Value
-----------------------------------------------------------
                  EQUITY INDEX PORTFOLIO
 COMMON STOCKS--98.2%
 AGRICULTURE--0.1%
  10,400     Pioneer Hi-Bred International, Inc.   $    725
 APPAREL--0.1%
   9,200     Liz Claiborne, Inc.                        390
   8,000     V. F. Corp.                                543
                                                   --------
                                                        933
 BANKING--7.8%
  13,500     Ahmanson (H.F.) & Co.                      445
  54,949     Banc One Corp.                           2,617
  19,200     Bank of Boston Corp.                     1,342
  48,600     Bank of New York Co., Inc.               1,744
  45,376     BankAmerica Corp.                        4,674
  10,100     Bankers Trust New York Corp.               879
  24,300     Barnett Banks, Inc.                      1,069
  19,800     Boatmen's Bancshares, Inc.               1,319
  55,046     Chase Manhattan Corp.                    5,202
  60,600     Citicorp                                 6,620
  14,500     Comerica, Inc.                             848
  28,100     Corestates Financial Corp.               1,514
  13,300     Fifth Third Bancorp                        931
  17,800     First Bank System, Inc.                  1,297
  39,907     First Chicago NBD Corp.                  2,345
  34,815     First Union Corp.                        2,659
   7,300     Golden West Financial Corp.                493
  17,300     Great Western Financial Corp.              538
  29,000     Keycorp                                  1,519
  16,350     Mellon Bank Corp.                        1,181
  23,500     Morgan (J.P.) & Co., Inc.                2,218
  28,000     National City Corp.                      1,298
  36,668     NationsBank Corp.                        3,800
  46,700     Norwest Corp.                            2,183
  43,000     PNC Bank Corp.                           1,698
   7,000     Republic New York Corp.                    618
  28,100     Sun Trust Banks, Inc.                    1,426
  19,500     U.S. Bancorp                               834
  21,000     Wachovia Corp.                           1,260
  11,866     Wells Fargo & Co.                        3,377
                                                   --------
                                                     57,948

 Shares      Description                                   Value
----------------------------------------------------------------
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--0.1%
  31,400     Houston Industries, Inc.                   $    691
   1,100     Nacco Industries, Inc.                           52
                                                        --------
                                                             743
 BROKERAGE AND FINANCIAL SERVICES--1.2%
  59,800     American Express Co.                          3,125
  33,101     Fleet Financial Group, Inc.                   1,833
  17,300     Green Tree Financial Corp.                      724
  21,300     Merrill Lynch & Co., Inc.                     1,709
  19,100     Morgan Stanley Group, Inc.                    1,148
  13,300     Salomon Brothers, Inc.                          607
                                                        --------
                                                           9,146
 CHEMICALS AND ALLIED PRODUCTS--11.9%
  98,400     Abbott Laboratories                           5,486
  14,100     Air Products and Chemicals, Inc.                980
   8,200     Allergan, Inc.                                  263
  10,600     Alza Corp.*                                     299
  80,200     American Home Products Corp.                  5,153
  33,400     Amgen, Inc.*                                  2,033
  16,800     Avon Products, Inc.                             937
  34,400     Baxter International, Inc.                    1,462
  63,200     Bristol-Myers Squibb Co.                      7,189
   6,500     Clorox Co.                                      678
  18,500     Colgate-Palmolive Co.                         1,714
  30,900     Dow Chemical Co.                              2,588
  70,700     Du Pont (E.I.) de Nemours & Co., Inc.         6,663
   9,875     Eastman Chemical Co.                            564
   8,100     Ecolab, Inc.                                    315
  68,998     Eli Lilly & Co.                               5,278
   4,700     FMC Corp.*                                      363
   6,800     Goodrich (B.F.) Co.                             305
  11,100     Grace (W.R.) & Co.                              587
   8,000     Great Lakes Chemical Corp.                      429
  13,500     Hercules, Inc.                                  655
  14,000     International Flavors & Fragrances, Inc.        637
 153,400     Merck & Co., Inc.                            12,732
  18,000     Morton International, Inc.                      727
   8,500     Nalco Chemical Co.                              324
  81,000     Pfizer, Inc.                                  7,260
  64,120     Pharmacia & Upjohn, Inc.                      2,477
  23,500     PPG Industries, Inc.                          1,439

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                         Value
------------------------------------------------------
  19,600     Praxair, Inc.                    $    953
  86,400     Procter & Gamble Co.                9,396
   8,200     Rohm & Haas Co.                       653
  46,600     Schering-Plough Corp.               3,320
  10,800     Sherwin-Williams Co.                  613
  16,300     Union Carbide Corp.                   752
  34,200     Warner-Lambert Co.                  2,445
                                              --------
                                                87,669
 COMMUNICATIONS--7.4%
  62,900     AirTouch Communications, Inc.*      1,612
  23,900     Alltel Corp.                          762
  69,300     Ameritech Corp.                     4,080
 203,300     AT&T Corp.                          7,979
  55,200     Bell Atlantic Corp.                 3,471
 125,300     Bellsouth Corp.                     5,059
  41,200     Comcast Corp.                         690
 122,000     GTE Corp.                           5,475
  80,264     Lucent Technologies, Inc.*          4,114
   9,300     Mallinckrodt, Inc.                    409
  86,700     MCI Communications Corp.            2,644
  55,300     Nynex Corp.                         2,564
  54,000     Pacific Telesis Group               1,998
  11,800     Providian Corp.                       631
  76,800     SBC Communications, Inc.            4,042
  54,300     Sprint Corp.                        2,274
  22,500     Tellabs, Inc.*                        894
  78,700     U.S. West Media Group               1,505
  60,200     U.S. West, Inc.*                    1,881
  45,000     Viacom, Inc., Class B*              1,699
  48,900     Worldcom, Inc.*                     1,131
                                              --------
                                                54,914
 COMPUTERS AND OFFICE MACHINES--5.5%
  15,200     Amdahl Corp.*                         181
  15,700     Apple Computer, Inc.*                 379
  23,700     Bay Network Inc.*                     634
  19,200     Cabletron Systems, Inc.*              775
   8,600     Ceridian Corp.*                       414
  81,600     Cisco Systems, Inc.*                5,539
  34,000     Compaq Computer Corp.*              2,694
   4,900     Data General Corp.*                    72
  11,400     Dell Computer Corp.*                1,159
  19,600     Digital Equipment Corp.*              720
  29,200     EMC Corp.*                            942

 Shares      Description                                    Value
-----------------------------------------------------------------
  5,900      Intergraph Corp.*                           $     54
 66,500      International Business Machines Corp.         10,598
 75,400      Microsoft Corp.*                              11,828
 18,800      Pitney Bowes, Inc.                             1,109
 27,300      Seagate Technology Inc.*                       1,078
 21,700      Silicon Graphics, Inc.*                          431
 14,800      Tandem Computers, Inc.*                          202
  7,500      Tandy Corp.                                      316
 21,300      3Com Corp.*                                    1,600
 21,900      Unisys Corp.*                                    167
                                                         --------
                                                           40,892
 CONSTRUCTION--0.2%
 14,400      Dover Corp.                                      769
 22,600      Dresser Industries, Inc.                         740
                                                         --------
                                                            1,509
 COSMETICS AND PERSONAL CARE--0.6%
 56,200      Gillette Co.                                   4,145
 CREDIT INSTITUTIONS--0.6%
  6,800      Beneficial Corp.                                 422
 20,672      Dean Witter Discover & Co.                     1,413
 12,200      Household International, Inc.                  1,156
 28,050      MBNA Corp.                                     1,133
  7,400      MGIC Investment Corp.                            554
                                                         --------
                                                            4,678
 ELECTRICAL SERVICES--2.7%
 23,600      American Electric Power Co., Inc.                979
 18,600      Baltimore Gas and Electric Co.                   518
 19,200      Carolina Power & Light Co.                       703
 26,500      Central and South West Corp.                     709
 19,910      Cinergy Corp.                                    667
 29,600      Consolidated Edison Co. of New York, Inc.        858
 22,400      Dominion Resources, Inc.                         854
 18,300      DTE Energy Co.                                   586
 25,600      Duke Power Co.                                 1,187
 55,300      Edison International                           1,099
 28,800      Entergy Corp.                                    781
 23,100      FPL Group, Inc.                                1,066
 15,200      General Public Utilities Corp.                   511
 18,200      Niagara Mohawk Power Corp.*                      159
  8,700      Northern States Power Co.                        410
 19,200      Ohio Edison Co.                                  442
 52,400      Pacific Gas & Electric Co.                     1,264

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares      Description                                Value
-------------------------------------------------------------
              EQUITY INDEX PORTFOLIO--CONTINUED
 ELECTRICAL SERVICES--CONTINUED
  37,100     PacifiCorp                              $    779
  28,100     Peco Energy Co.                              717
  20,400     PP&L Resources, Inc.                         467
  30,800     Public Service Enterprise Group, Inc.        882
  84,900     Southern Co.                               1,889
  28,300     Texas Utilities Co.                        1,118
  27,200     Unicom Corp.                                 724
  12,900     Union Electric Co.                           513
                                                     --------
                                                       19,882
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--7.3%
  17,000     Advanced Micro Devices, Inc.*                412
  27,656     AMP, Inc.                                  1,058
   7,587     Andrew Corp.*                                439
  13,600     Cooper Industries, Inc.                      564
  14,700     DSC Communications Corp.*                    265
  28,300     Emerson Electric Co.                       2,777
 208,200     General Electric Co.                      21,653
  17,300     General Instrument Corp.*                    383
   4,900     Harris Corp.                                 336
 103,700     Intel Corp.                               13,157
  14,800     ITT Corp. *                                  683
  16,300     LSI Logic Corp.*                             491
  12,800     Maytag Corp.                                 245
  26,300     Micron Technology, Inc.                      871
  74,700     Motorola, Inc.                             4,136
  17,400     National Semiconductor Corp.*                426
   6,000     National Service Industries, Inc.            210
  32,600     Northern Telecom, Ltd.                     2,143
   5,600     Raychem Corp.                                477
   9,700     Scientific-Atlanta, Inc.                     150
  82,300     TeleCommunications, Inc.*                  1,111
  23,900     Texas Instruments, Inc.                    1,524
   5,100     Thomas & Betts Corp.                         231
   9,400     Whirlpool Corp.                              470
                                                     --------
                                                       54,212
 FOOD AND BEVERAGES--8.7%
  62,500     Anheuser-Busch Cos., Inc.                  2,649
  68,809     Archer-Daniels-Midland Co.                 1,514
   8,700     Brown-Forman, Inc.                           404
  29,600     Campbell Soup Co.                          2,446
 314,300     Coca-Cola Co.                             16,069

 Shares      Description                       Value
----------------------------------------------------
  30,650     ConAgra, Inc.                   $ 1,628
   4,800     Coors (Adolph) Co.                   95
  18,300     CPC International, Inc.           1,524
  20,000     General Mills, Inc.               1,270
  46,600     Heinz (H.J.) Co.                  1,765
  19,400     Hershey Foods Corp.                 968
  26,700     Kellogg Co.                       1,812
   3,000     Luby's Cafeterias, Inc.              66
  88,200     McDonalds Corp.                   4,123
 197,500     PepsiCo, Inc.                     5,900
 103,200     Philip Morris Cos., Inc.         10,643
  17,100     Quaker Oats Co.                     673
  13,400     Ralston Purina Group              1,025
  61,200     Sara Lee Corp.                    2,402
  47,200     Seagram Co., Ltd.                 1,929
  20,200     Unilever N.V. ADR                 3,497
  23,700     UST, Inc.                           773
  13,300     Whitman Corp.                       306
  14,600     Wrigley (WM) Jr. Co.                852
                                             -------
                                              64,333
 FURNITURE AND FIXTURES--0.1%
  20,200     Masco Corp.                         737
 GENERAL BUILDING CONTRACTORS--0.2%
   3,600     Centex Corp.                        130
  16,000     Honeywell, Inc.                   1,098
   4,900     Kaufman & Broad Home Corp.           63
   3,000     Pulte Corp.                          92
                                             -------
                                               1,383
 GLASS, CLAY AND STONE PRODUCTS--0.2%
  29,000     Corning, Inc.                     1,175
  20,000     Newell Co.                          620
                                             -------
                                               1,795
 HEALTH SERVICES--1.9%
  12,500     Beverly Enterprises, Inc.*          165
  84,595     Columbia/HCA Healthcare Corp.     3,384
  20,500     Humana, Inc.*                       387
 168,000     Johnson & Johnson Co.             8,925
   7,950     Manor Care, Inc.*                   201
  10,200     St. Jude Medical, Inc.*             426
  27,300     Tenet Healthcare Corp.*             611
                                             -------
                                              14,099

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                               Value
------------------------------------------------------------
 HEAVY CONSTRUCTION--0.3%
  10,500     Fluor Corp.                            $    714
   5,100     Foster Wheeler Corp.                        184
  15,800     Halliburton Co.                             952
                                                    --------
                                                       1,850
 INDUSTRIAL INSTRUMENTS--2.8%
   7,200     Bard (C.R.), Inc.                           202
   7,100     Bausch & Lomb, Inc.                         264
  15,700     Becton Dickinson & Co.                      659
  14,600     Biomet, Inc.*                               241
  22,300     Boston Scientific Corp.*                  1,302
  42,500     Eastman Kodak Co.                         3,442
 128,900     Hewlett-Packard Co.                       6,944
   5,200     Johnson Controls, Inc.                      403
  30,200     Medtronic, Inc.                           1,997
   5,500     Millipore Corp.                             225
   5,500     Perkin-Elmer Co.                            339
   5,700     Polaroid Corp.                              243
  29,800     Raytheon Co.                              1,523
   4,100     Tektronix, Inc.                             200
   7,900     United States Surgical Corp.                317
  41,000     Xerox Corp.                               2,014
                                                    --------
                                                      20,315
 INSURANCE SERVICES--4.1%
  18,957     Aetna Life & Casualty Co.                  1367
   5,700     Alexander & Alexander Services, Inc.         83
  56,065     Allstate Corp.                            3,378
  25,800     American General Corp.                    1,061
  59,175     American International Group, Inc.        6,805
  13,600     AON Corp.                                   828
  22,000     Chubb Corp.                               1,193
   9,600     CIGNA Corp.                               1,357
  10,400     General Re Corp.                          1,755
  14,800     ITT Hartford Group, Inc.                  1,012
   9,025     Jefferson-Pilot Corp.                       526
  13,100     Lincoln National Corp.                      706
  14,500     Loews Corp.                               1,345
   9,100     Marsh & McLennan Cos., Inc.               1,032
  15,900     Safeco Corp.                                662
  10,600     St. Paul Cos., Inc.                         624
   9,050     Torchmark Corp.                             471
   8,300     Transamerica Corp.                          659
  80,716     Travelers Group, Inc.                     3,632

 Shares      Description                         Value
------------------------------------------------------
  23,200     United Healthcare Corp.          $  1,000
   9,200     UNUM Corp.                            654
  14,900     USF & G Corp.                         298
   4,300     USLIFE Corp.                          133
                                              --------
                                                30,581
 JEWELRY AND PRECIOUS METALS--0.0%
   4,900     Jostens, Inc.                         104
 LEATHER PRODUCTS--0.0%
   6,300     Stride Rite Corp.                      63
 LUMBER AND WOOD PRODUCTS--0.1%
  13,700     Louisiana-Pacific Corp.               310
 MACHINERY--1.4%
  22,600     Applied Materials, Inc.*              862
  18,200     Baker Hughes, Inc.                    666
  11,100     Black & Decker Corp.                  420
   3,600     Briggs & Stratton Corp.               149
  12,400     Brunswick Corp.                       316
   9,100     Case Equipment Corp.                  478
  24,300     Caterpillar, Inc.                   1,923
   5,000     Cincinnati Milacron, Inc.             104
   5,000     Cummins Engine Co., Inc.              226
  32,600     Deere & Co.                         1,455
   6,300     General Signal Corp.                  272
   4,400     Giddings & Lewis, Inc.                 52
   5,900     Harnischfeger Industries, Inc.        262
  13,800     Ingersoll-Rand Co.                    642
  21,500     Tenneco, Inc.                       1,096
   4,000     Timken Co.                            182
  19,200     Tyco Laboratories, Inc.             1,051
                                              --------
                                                10,156
 MANUFACTURING--0.1%
   3,500     Alberto-Culver Co., Class B           166
  14,900     ITT Industries                        349
                                              --------
                                                   515
 MERCHANDISE--GENERAL--0.2%
  16,400     Alco Standard Corp.                   849
   7,700     Snap-On, Inc.                         279
  11,200     Stanley Works                         330
                                              --------
                                                 1,458

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares      Description                                Value
-------------------------------------------------------------
              EQUITY INDEX PORTFOLIO--CONTINUED
 METAL MINING--0.7%
  45,000     Barrick Gold Corp.                      $  1,350
  28,300     Battle Mountain Gold Co.                     205
  11,750     Cyprus/Amax Minerals Co.                     291
  17,600     Echo Bay Mines Ltd.                          109
  24,600     Freeport-McMoran Copper & Gold, Inc.         775
  18,500     Homestake Mining Co.                         280
  21,200     Inco Ltd.                                    739
  12,539     Newmont Mining Corp.                         600
  30,200     Placer Dome, Inc.                            713
  16,580     Santa Fe Pacific Gold Corp.                  191
                                                     --------
                                                        5,253
 METAL PRODUCTS--0.3%
  21,927     Allegheny Teledyne Corp.                     512
   3,800     Ball Corp.                                    93
   3,800     Crane Co.                                    178
  16,200     Crown Cork & Seal Co., Inc.                  859
   6,900     McDermott International, Inc.                122
   9,350     Parker-Hannifin Co.                          380
                                                     --------
                                                        2,144
 MORTGAGE AGENCIES--1.1%
  22,500     Federal Home Loan Mortgage Corp.           2,571
 137,700     Federal National Mortgage Association      5,680
                                                     --------
                                                        8,251
 NATURAL GAS TRANSMISSION--0.8%
  13,300     Coastal Corp.                                640
   6,900     Columbia Gas System, Inc.                    446
  11,900     Consolidated Natural Gas Co.                 680
   2,600     Eastern Enterprises                           98
  32,000     Enron Corp.                                1,464
   8,700     Enserch Corp.                                203
   6,300     Nicor, Inc.                                  232
  17,300     Norman Energy Corp.                          268
   3,400     Oneok, Inc.                                   94
  10,700     Pacific Enterprises                          328
   4,400     Peoples Energy Corp.                         159
  10,900     Sonat, Inc.                                  564
  13,200     Williams Company, Inc.                       741
                                                     --------
                                                        5,917

 Shares      Description                               Value
------------------------------------------------------------
 OIL AND GAS--1.1%
  15,800     Burlington Resources, Inc.             $    837
   3,100     Helmerich & Payne, Inc.                     167
   4,300     Louisiana Land & Exploration Co.            257
  40,700     Occidental Petroleum Corp.                  977
  13,200     Oryx Energy Co.*                            274
  19,000     Panenergy Corp.                             836
  10,700     Rowan Cos., Inc.*                           253
  11,400     Santa Fe Energy Resources, Inc.*            165
  30,900     Schlumberger Ltd.                         3,214
  31,376     Union Pacific Resources Group, Inc.*        937
   6,700     Western Atlas, Inc.*                        472
                                                    --------
                                                       8,389
 PAPER PRODUCTS--2.0%
   6,600     Avery Dennison Corp.                        466
   6,600     Bemis Co., Inc.                             235
   6,100     Boise Cascade Co.                           189
  12,000     Champion International Corp.                516
  11,500     Georgia-Pacific Corp.                       837
  37,835     International Paper Co.                   1,608
  10,700     James River Corp.                           342
  35,492     Kimberly-Clark Corp.                      3,470
   6,600     Mead Corp.                                  391
  52,800     Minnesota Mining & Manufacturing Co.      4,422
  12,504     Stone Container Corp.                       192
   7,000     Temple Inland, Inc.                         376
   8,600     Union Camp Corp.                            423
  12,850     Westvaco Corp.                              363
  25,000     Weyerhaeuser Co.                          1,150
                                                    --------
                                                      14,980
 PERSONAL SERVICES--0.6%
  13,000     Block (H.& R.), Inc.                        380
  15,500     HFS Inc.*                                 1,004
  24,600     Hilton Hotels Corp.                         719
  16,100     Marriott International Corp.                898
  29,700     Service Corp. International                 895
   7,000     Willamette Industries, Inc.                 476
                                                    --------
                                                       4,372
 PETROLEUM PRODUCTS--7.4%
  11,700     Amerada Hess Corp.                          689
  62,700     Amoco Corp.                               4,867
   8,100     Ashland Oil, Inc.                           389
  20,300     Atlantic Richfield Co.                    2,824

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                                  Value
---------------------------------------------------------------
  82,300     Chevron Corp.                             $  5,514
 156,600     Exxon Corp.                                 14,818
   6,200     Kerr-McGee Corp.                               434
  49,700     Mobil Corp.                                  6,014
   5,900     Pennzoil Co.                                   332
  33,200     Phillips Petroleum Co.                       1,498
  67,600     Royal Dutch Petroleum Co.                   11,484
   9,300     Sun Co., Inc.                                  233
  33,300     Texaco, Inc.                                 3,301
  31,300     Unocal Corp.                                 1,275
  36,200     USX-Marathon Group                             828
                                                       --------
                                                         54,500
 PRINTING AND PUBLISHING--1.3%
   9,400     American Greetings Corp.                       265
  10,400     Deluxe Corp.                                   322
  19,300     Donnelley (R.R.) & Sons Co.                    647
  12,200     Dow Jones & Co., Inc.                          424
  17,800     Gannett Co., Inc.                            1,397
   3,900     Harland (John H.) Co.                          120
  12,100     Knight-Ridder, Inc.                            508
  12,500     McGraw-Hill Cos., Inc.                         569
   3,400     Meredith Corp.                                 175
  12,600     Moore Corp. Ltd.                               265
  12,300     New York Times Co.                             460
  71,700     Time Warner, Inc.                            2,922
  13,000     Times Mirror Co.                               681
   7,700     Tribune Co.                                    666
                                                       --------
                                                          9,421
 PROFESSIONAL SERVICES--2.2%
   5,800     Autodesk, Inc.                                 162
  36,500     Automatic Data Processing, Inc.              1,565
  45,950     Computer Associates International, Inc.      3,021
   9,500     Computer Sciences Corp.*                       747
  49,625     CUC International, Inc.*                     1,309
  56,500     First Data Corp.                             2,253
  10,300     Interpublic Group of Cos., Inc.                510
  44,500     Novell, Inc.*                                  490
  82,500     Oracle Systems Corp.*                        4,042
  10,200     Ryder System, Inc.                             310
   7,300     Safety-Kleen Corp.                             116
   3,000     Shared Medical Systems Corp.                   149
  23,200     Sun Microsystems, Inc.*                      1,351
                                                       --------
                                                         16,025

 Shares      Description                                 Value
--------------------------------------------------------------
 RECREATION AND LEISURE SERVICES--1.2%
   6,400     Bally Entertainment Corp.*               $    186
  85,500     Disney (Walt) Co.                           6,306
   9,200     Harcourt General, Inc.                        503
  13,000     Harrah's Entertainment, Inc.*                 231
  10,850     Hasbro, Inc.                                  446
   4,700     King World Productions, Inc.*                 179
  34,445     Mattel, Inc.                                1,063
                                                      --------
                                                         8,914
 RESEARCH AND CONSULTING SERVICES--0.2%
  21,400     Cognizant Corp.*                              738
  21,400     Dun & Bradstreet Corp.                        484
   6,000     EG&G, Inc.                                    110
                                                      --------
                                                         1,332
 RETAIL--4.4%
  31,800     Albertson's, Inc.                           1,109
  18,400     American Stores Co.                           734
  13,100     Charming Shoppes, Inc.*                        67
  12,300     Circuit City Stores, Inc.                     411
  13,300     CVS Corp                                      547
  19,900     Darden Restaurants, Inc.                      172
  27,300     Dayton-Hudson Corp.                         1,061
  14,300     Dillard Department Stores, Inc.               438
  26,200     Federated Department Stores, Inc.*            894
  36,200     Gap, Inc.                                   1,163
   7,500     Giant Food, Inc.                              253
   4,800     Great Atlantic & Pacific Tea Co., Inc.        157
  60,400     Home Depot, Inc.                            3,148
  61,300     K-Mart Corp.*                                 682
  15,800     Kroger Co.*                                   729
  34,100     Limited, Inc.                                 614
   2,500     Long Drug Stores Corp.                        125
  21,700     Lowe's Cos., Inc.                             882
  31,500     May Department Stores Co.                   1,536
   4,600     Mercantile Stores Co., Inc.                   231
  10,300     Nordstrom, Inc.                               448
  28,400     Penney (J.C.), Inc.                         1,526
   7,800     Pep Boys-Manny Moe & Jack                     286
  24,703     Price/Costco, Inc.*                           574
  10,600     Rite Aid Corp.                                420
   6,400     Ryan's Family Steak Houses, Inc.*              45
  49,400     Sears, Roebuck & Co.                        2,458
   6,100     Shoney's, Inc.*                                50

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares      Description                           Value
--------------------------------------------------------
           EQUITY INDEX PORTFOLIO--CONTINUED
 RETAIL--CONTINUED
   9,200     TJX Cos., Inc.                     $    415
  34,500     Toys "R" Us, Inc.*                    1,190
 289,200     Wal-Mart Stores, Inc.                 7,375
  31,000     Walgreen Co.                          1,294
  16,200     Wendy's International, Inc.             346
  19,100     Winn-Dixie Stores, Inc.                 642
  16,800     Woolworth Corp.*                        403
                                                --------
                                                  32,425
 RUBBER AND PLASTICS--0.8%
   4,600     Armstrong World Industries, Inc.        346
  10,500     Cooper Tire & Rubber Co.                215
  19,600     Goodyear Tire & Rubber Co.              951
  73,900     Monsanto Co.                          2,938
  18,900     Rubbermaid, Inc.                        454
   7,800     Tupperware Corp.                        413
                                                --------
                                                   5,317
 SANITARY SERVICES--0.5%
  26,800     Browning-Ferris Industries, Inc.        720
  39,500     Laidlaw, Inc.                           484
  61,900     WMX Technologies, Inc.                2,229
                                                --------
                                                   3,433
 SERVICE INDUSTRY MACHINERY--0.2%
  14,566     Pall Corp.                              381
   3,600     Trinova Corp.                           131
  53,100     Westinghouse Electric Corp.             996
                                                --------
                                                   1,508
 STEEL PRODUCTS--0.8%
  28,500     Alcan Aluminum Ltd.                   1,004
  22,000     Aluminum Co. of America               1,400
  13,400     Armco, Inc.*                             60
   5,400     Asarco, Inc.                            147
  14,000     Bethlehem Steel Corp.*                  126
  18,187     Engelhard Corp.                         355
   6,100     Inland Steel Industries, Inc.           114
  11,100     Nucor Corp.                             604
   6,500     Owens Corning Fiberglass Corp.          279
   8,300     Phelps Dodge Corp.                      603
   8,000     Reynolds Metals Co.                     476
  10,600     USX-U.S. Steel Group                    319

 Shares      Description                             Value
----------------------------------------------------------
  11,475     Worthington Industries, Inc.         $    228
                                                  --------
                                                     5,715
 TEXTILES--0.1%
   9,600     Fruit of the Loom, Inc.*                  342
   4,900     Russell Corp.                             141
   2,500     Spring Industries, Inc.                   116
                                                  --------
                                                       599
 TOBACCO PRODUCTS--0.1%
  21,500     American Brands, Inc.                   1,027
 TRANSPORTATION PARTS AND EQUIPMENT--4.7%
  35,600     Allied Signal, Inc.                     2,608
  43,900     Boeing Co.                              4,362
  91,900     Chrysler Corp.                          3,262
  12,800     Dana Corp.                                398
   9,800     Eaton Corp.                               679
   7,700     Echlin, Inc.                              259
   4,500     Fleetwood Enterprises, Inc.               137
 149,100     Ford Motor Co.                          4,883
   7,900     General Dynamics Corp.                    583
  95,300     General Motors Corp.                    5,492
  15,400     Illinois Tool Works, Inc.               1,320
  25,254     Lockheed Martin Corp.*                  2,289
  27,100     McDonnell Douglas Corp.                 1,433
   9,520     Navistar International. Corp.*             90
   7,300     Northrop Grumman Co.                      607
   4,860     PACCAR, Inc.                              323
  27,500     Rockwell International Corp.            1,767
  10,200     Textron, Inc.                             973
   8,100     TRW, Inc.                                 789
  15,400     United Technologies Corp.               2,160
                                                  --------
                                                    34,414
 TRANSPORTATION SERVICES--1.4%
  11,500     AMR Corp.*                              1,049
  19,265     Burlington Northern Santa Fe Corp.      1,732
   4,900     Caliber Systems Inc.                       95
  10,200     Conrail, Inc.                             992
   5,500     Consolidated Freightways, Inc.            133
  26,700     CSX Corp.                               1,248
  10,000     Delta Air Lines, Inc.                     753
  14,400     Federal Express Corp.*                    637
  15,900     Norfolk Southern Corp.                  1,431
  18,200     Southwest Airlines Co.                    450

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares/
 Principal
 Amount      Description                      Value
---------------------------------------------------
  30,700     Union Pacific Corp.           $  1,788
   8,000     USAir Group*                       186
                                           --------
                                             10,494
 WHOLESALE--0.7%
   4,800     Fleming Cos., Inc.                  79
  15,250     Genuine Parts Co.                  686
   6,400     Grainger (W.W.), Inc.              509
  36,200     Nike, Inc.                       2,059
   3,600     Potlatch Corp.                     159
   7,100     Reebok International, Ltd.*        270
   6,300     Sigma-Aldrich, Corp.               394
   8,500     Supervalu Stores, Inc.             252
  22,900     Sysco Corp.                        781
                                           --------
                                              5,189
---------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $530,260)                          $724,714
---------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--0.3%
             U.S. Treasury Bills #
 $180        5.095% Due 12/26/96           $    177
  100        4.906% Due 01/09/97                 99
  820        4.940% Due 01/09/97                809
  400        4.990% Due 01/09/97                395
  390        5.220% Due 01/09/97                383
---------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $1,863)                            $  1,863
---------------------------------------------------

 Principal
 Amount      Description                            Value
---------------------------------------------------------
 SHORT-TERM INVESTMENT--1.3%
             Berliner Handels und Frankfurter,
             Grand Cayman
 $9,787      5.688% Due 12/02/96                 $  9,787
---------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $9,787)                                  $  9,787
---------------------------------------------------------
 TOTAL INVESTMENTS--99.8%
  (Cost $541,910)                                $736,364
---------------------------------------------------------
 Other assets, less liabilities--0.2%               1,374
---------------------------------------------------------
 NET ASSETS--100.0%                              $737,738
---------------------------------------------------------
---------------------------------------------------------

OPEN FUTURES CONTRACTS:

            Number of       Contract       Contract        Contract        Unrealized
 Type       Contracts        Amount        Position       Expiration          Gain
-------------------------------------------------------------------------------------
S&P 500        30            $9,997          Long          12/20/96          $1,377
-------------------------------------------------------------------------------------

*Non-income producing security.

#Securities pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares      Description                            Value
----------------------------------------------------------
                 FOCUSED GROWTH PORTFOLIO
 COMMON STOCKS--98.3%
 BANKING--5.2%
 125,800     First USA, Inc.                       $ 4,136
  26,500     State Street Bank Boston Corp.          1,792
                                                   -------
                                                     5,928
 CHEMICALS AND ALLIED PRODUCTS--10.4%
  34,400     American Home Products Corp.            2,210
  25,000     Lilly (Eli) & Co.                       1,913
  44,900     Merck & Co., Inc.                       3,727
  81,400     Praxair, Inc.                           3,958
                                                   -------
                                                    11,808
 COMMUNICATIONS--3.0%
  43,999     Lucent Technologies, Inc.               2,255
  15,400     Reuters Holding PLC ADR                 1,118
                                                   -------
                                                     3,373
 COMPUTERS AND OFFICE MACHINES--3.6%
  30,200     Cisco Systems, Inc.*                    2,050
  37,000     Parametric Technology Corp.*            2,012
                                                   -------
                                                     4,062
 CREDIT INSTITUTIONS--4.0%
  41,300     Associates First Capital Corp.          1,998
  62,500     Green Tree Financial Corp.              2,617
                                                   -------
                                                     4,615
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
  18.7%
  63,700     General Electric Co.                    6,625
  20,500     Intel Corp.                             2,601
  43,000     Linear Technology Corp.                 2,026
  64,900     Motorola, Inc.                          3,594
 110,000     Solectron Corp.*                        6,435
                                                   -------
                                                    21,281
 FOOD AND BEVERAGES--5.4%
  43,000     Philip Morris Cos., Inc.                4,434
  50,100     Starbucks Corp.*                        1,735
                                                   -------
                                                     6,169
 GLASS, CLAY AND STONE PRODUCTS--0.8%
 33,000      Newell Co.                              1,023
 HEALTH SERVICES--4.2%
 89,350      Health Management Associates, Inc.,
              Class A*                               1,977
 53,600      Johnson & Johnson Co.                   2,847
                                                   -------
                                                     4,824

 Shares      Description                                Value
-------------------------------------------------------------------
 INDUSTRIAL INSTRUMENTS--4.0%
  45,400     Hewlett-Packard Co.                       $  2,446
  41,800     Raytheon Co.                                 2,137
                                                       --------
                                                          4,583
 INSURANCE SERVICES--4.1%
  16,500     American International Group, Inc.           1,897
  28,000     MBIA, Inc.                                   2,831
                                                       --------
                                                          4,728
 MEDICAL PRODUCTS AND EQUIPMENT--2.1%
  36,000     Medtronic, Inc.                              2,380
 MORTGAGE AGENCIES--2.0%
  55,000     Federal National Mortgage Association        2,269
 PROFESSIONAL SERVICES--13.4%
  20,600     Cintas Corp.                                 1,251
  34,100     Computer Associates International, Inc.      2,242
  25,700     Computer Sciences Corp.*                     2,021
 135,150     CUC International, Inc.*                     3,565
  88,002     First Data Corp.                             3,509
 127,000     Olsten Corp.                                 1,730
  15,500     Sun Microsystems, Inc.*                        903
                                                       --------
                                                         15,221
 RECREATION AND LEISURE SERVICES--10.3%
  35,000     Callaway Golf Co.                            1,063
 120,500     Carnival Corp., Class A                      3,811
 104,100     Circus Circus Enterprises, Inc.*             3,800
  41,600     Disney (Walt) Co.                            3,068
                                                       --------
                                                         11,742
 RETAIL--7.1%
  65,000     Kohls Corp.*                                 2,592
  18,300     Home Depot, Inc.                               954
  66,200     PETsMART, Inc.*                              1,688
  45,000     Staples, Inc.*                                 889
  35,300     Tommy Hilfiger Corp.*                        1,906
                                                       --------
                                                          8,029
-------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $92,269)                                           $112,035
-------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
 Amount      Description                          Value
-------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.8%
             Berliner Handels und Frankfurter,
             Grand Cayman
 $2,008      5.688% Due 12/02/96                 $  2,008
-------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $2,008)                                  $  2,008
-------------------------------------------------------------
 TOTAL INVESTMENTS--100.1%
  (Cost $94,277)                                 $114,043
-------------------------------------------------------------
 Liabilities, less other assets--(0.1)%             (144)
-------------------------------------------------------------
 NET ASSETS--100.0%                              $113,899
-------------------------------------------------------------
-------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares     Description                                              Value
--------------------------------------------------------------------------
                         INTERNATIONAL GROWTH PORTFOLIO
 COMMON STOCKS--89.0%
 AUSTRALIA--2.8%
    90,000  Broken Hill Proprietary Co.                           $  1,321
   270,000  News Corp. Ltd.                                          1,438
   165,000  WMC Ltd.                                                 1,048
                                                                  --------
                                                                     3,807
 CZECH REPUBLIC--0.6%
    90,000  Czechoslovakia & Slovak Investment Corp.*                  756
    12,000  Czechoslovakia & Slovak Investment Corp. Warrants *         12
                                                                  --------
                                                                       768
 FINLAND--0.7%
    16,000  Nokia Corp. ADR                                            898
 FRANCE--7.3%
    11,000  Cie Generale des Eaux                                    1,356
    17,000  Elf Aquitaine S.A.                                       1,485
    25,000  Havas S.A.                                               1,771
    55,000  Lagardere S.C.A.                                         1,664
    12,000  Lyonnaise Des Eaux S.A.                                  1,142
    15,000  PSA Peugeot                                              1,844
    27,000  Rhone-Poulenc, Class A                                     875
                                                                  --------
                                                                    10,137
 GERMANY--6.0%
     1,800  Bayerische Motoren Werke A.G.                            1,168
    45,000  Commerzbank A.G.                                         1,107
    25,000  Hoechst A.G.                                             1,095
     3,000  Mannesmann A.G.                                          1,252
    33,000  VEBA A.G.                                                1,931
     4,500  Volkswagen A.G.                                          1,805
                                                                  --------
                                                                     8,358
 HONG KONG--3.3%
   125,000  Citic Pacific Ltd.                                         652
    80,000  Guoco Group Ltd.                                           437
   600,000  Hong Kong Telecommunications Ltd.                        1,040
   140,000  Hutchison Whampoa Ltd.                                   1,082
   135,000  Swire Pacific Ltd.                                       1,279
                                                                  --------
                                                                     4,490
 ITALY--2.9%
 1,000,000  Credito Italiano                                         1,096
   225,000  Ente Nazionale Idrocarburi S.p.A.                        1,185
   675,000  Pirelli S.p.A.                                           1,234
   125,000  Stet Societa' Finanziaria Telefonica S.p.A.                531
                                                                  --------
                                                                     4,046

 Shares     Description                                   Value
---------------------------------------------------------------
 JAPAN--27.2%
   110,000  Asahi Bank Ltd.                            $  1,073
     5,000  Bellsystem 24, Inc.                             620
    45,000  CMK Corp.                                       637
    40,000  CSK Corp.                                     1,128
    60,000  Eisai Co. Ltd.                                1,181
    18,000  FamilyMart                                      712
    14,000  Forval Corp.                                    578
   280,000  Hitachi Zosen Corp.                           1,297
    30,000  Honda Motor Co., Ltd.                           886
    65,000  Industrial Bank of Japan                      1,285
   300,000  Ishikawajima-Harima Heavy Industries Co.      1,397
   300,000  Isuzu Motors Ltd.                             1,500
    63,000  Japan Radio Co.                                 769
    50,000  Laox                                            769
   150,000  Long-Term Credit Bank of Japan                  949
    14,000  Mars Engineering Corp.                          535
   280,000  Marubeni Corp.                                1,267
    22,000  Matsumotokiyoshi                                746
    55,000  Matsushita Electric Industrial Co. Ltd.         952
    30,000  Matsushita-Kotobuki Electron                    770
   120,000  Minebea Co. Ltd.                              1,025
   110,000  Mitsubishi Estate Co. Ltd.                    1,392
    13,000  Nichii Gakkan Co.                               617
    50,000  Nikko Securities Co. Ltd.                       466
    23,000  Nintendo Corp. Ltd                            1,628
       165  Nippon Telegraph & Telephone Corp.            1,177
   575,000  NKK Corp.*                                    1,415
    25,000  Nomura Securities Co. Ltd.                      422
   200,000  NSK Ltd.                                      1,278
    24,000  Orix Corp.                                      915
   120,000  Ricoh Co. Ltd.                                1,286
    30,000  Sagami Chain Co. Ltd.                           535
    20,000  Sony Corp.                                    1,281
    80,000  Sumitomo Electric Industries                  1,125
    60,000  Takeda Chemical Industries                    1,176
   230,000  Teijin Ltd.                                   1,097
    50,000  Tokyo Style                                     738
    35,000  Toyota Motor Corp.                              957
                                                       --------
                                                         37,581
 MALAYSIA--2.4%
   120,000  AMMB Holdings Berhad                            954
   200,500  Genting Berhad                                1,428
   100,000  Malayan Banking Berhad                          989
                                                       --------
                                                          3,371

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares     Description                                            Value
------------------------------------------------------------------------
 NETHERLANDS--4.5%
    23,000  ABN AMRO Holding N.V.                               $  1,490
    17,000  Akzo Nobel                                             2,256
    35,000  ING Groep N.V.                                         1,226
    20,000  Koninklijke Ahold N.V.                                 1,251
                                                                --------
                                                                   6,223
 NORWAY--0.8%
    70,000  Saga Petroleum A.S.A.                                  1,135
 SINGAPORE--1.4%
    67,000  Development Bank of Singapore Ltd.                       865
   140,000  Keppel Corp. Ltd.                                      1,088
                                                                --------
                                                                   1,953
 SOUTH AFRICA--0.5%
    28,000  South African Breweries Ltd.                             706
 SOUTH KOREA--0.5%
    80,000  Cho Hung Bank Co. Ltd. General Depository Receipt        652
       368  Daewoo Corp.                                               3
                                                                --------
                                                                     655
 SPAIN--3.4%
    23,000  Banco Santander S.A.                                   1,247
    30,000  Empresa Nacional de Electricidad S.A.                  2,027
    40,000  Repsol S.A. ADR                                        1,465
                                                                --------
                                                                   4,739
 SWEDEN--1.0%
    30,000  Astra AB                                               1,439
 SWITZERLAND--4.9%
     1,200  Ciba-Geigy A.G.                                        1,486
    19,000  CS Holding A.G.                                        2,024
     9,000  SMH A.G.                                               1,306
     7,000  Zurich Versicherungsgesellschaft                       1,989
                                                                --------
                                                                   6,805
 TAIWAN--0.8%
   433,500  Far Eastern Department Stores Ltd.                       577
   625,000  Pacific Construction*                                    527
                                                                --------
                                                                   1,104
 UNITED KINGDOM--18.0%
   115,000  Barclays PLC                                           1,978
   200,000  Cable & Wireless PLC                                   1,600
   135,000  Commercial Union PLC                                   1,497
   350,000  General Electric Co. PLC                               2,191
    30,000  Glaxo Wellcome PLC ADR                                   986
   120,000  Imperial Chemical Industries PLC                       1,556

 Shares/
 Principal
 Amount        Description                            Value
------------------------------------------------------------
   175,000     Kingfisher PLC                      $  1,908
   175,000     Marks & Spencer PLC                    1,492
   600,000     National Grid Group PLC                1,976
   175,000     National Westminster Bank PLC          2,024
   125,000     Pearson PLC                            1,544
   200,000     Rank Group PLC                         1,462
    70,000     RTZ Corp. PLC                          1,177
   425,000     Tomkins PLC                            1,775
    38,000     Vodafone Group PLC ADR                 1,644
                                                   --------
                                                     24,810
------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $118,511)                                  $123,025
------------------------------------------------------------
 PREFERRED STOCK--1.0%
 GERMANY--1.0%
    29,000     Henkel KGaA-Vorzug                  $  1,445
------------------------------------------------------------
 TOTAL PREFERRED STOCK
  (Cost $1,223)                                    $  1,445
------------------------------------------------------------
 OTHER--4.2%
 JAPAN--4.2%
 2,200,000     Nikkei 300 Stock Index Fund*        $  5,761
------------------------------------------------------------
 TOTAL OTHER
  (Cost $6,274)                                    $  5,761
------------------------------------------------------------
 SHORT-TERM INVESTMENT--6.7%
               Berliner Handels und Frankfurter,
               Grand Cayman
 $   9,249     5.688% Due 12/02/96                 $  9,249
------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $9,249)                                    $  9,249
------------------------------------------------------------
 TOTAL INVESTMENTS--100.9%
  (Cost $135,257)                                  $139,480
------------------------------------------------------------
 Liabilities, less other assets--(0.9)%              (1,204)
------------------------------------------------------------
 NET ASSETS--100.0%                                $138,276
------------------------------------------------------------
------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)
                   INTERNATIONAL GROWTH PORTFOLIO--CONTINUED

At November 30, 1996 the Portfolio's investments, excluding the short-term investment, were diversified as follows:

INDUSTRY/SECTOR
--------------------------
Auto                  5.1%
Basic Industry       19.5
Capital Goods         8.1
Consumer Goods       14.1
Financial Services   19.5
Medical               5.3
Real Estate           1.5
Retail                6.1
Steel                 1.0
Technology            5.0
Other                14.8
--------------------------
TOTAL               100.0%
--------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                          Value
--------------------------------------------------
     SMALL COMPANY INDEX PORTFOLIO
 COMMON STOCKS--93.5%
 AGRICULTURE--0.5%
  2,600 Barefoot, Inc.                    $     33
  2,700 DeKalb Genetics Corp.                  101
  2,999 Delta & Pine Land Co.                   96
  5,300 Dimon, Inc.                            110
  8,100 Longview Fibre Co.                     148
  2,400 Northland Cranberries, Inc.             53
  1,500 Tejon Ranch Co.                         24
                                          --------
                                               565
 APPAREL--0.5%
  1,600 Donnkenny, Inc.*                         6
    800 Fossil, Inc.*                           10
  1,500 Gadzooks, Inc.*                         43
  4,200 Genesco, Inc.*                          43
  4,300 Hartmarx Corp.*                         23
  3,250 Kellwood Co.                            58
  1,100 Kenneth Cole Productions, Inc.*         17
  1,100 Marisa Christina, Inc.*                  8
  5,600 Nautica Enterprises, Inc.*             179
  1,900 Oshkosh B' Gosh, Inc.                   28
  2,300 St. John Knits, Inc.                    99
  1,900 Starter Corp.*                          12
  1,650 Unitog Co.                              45
  1,500 Vans, Inc.*                             23
                                          --------
                                               594
 BANKING--7.9%
  2,000 Aames Financial Corp.                   86
  1,880 Albank Financial Corp.                  62
  1,900 Amcore Financial, Inc.                  42
  1,900 American Federal Bank                   36
  1,000 Anchor Bancorp, Inc.                    35
  3,075 Associated Banc-Corp.                  135
  2,900 BancorpSouth, Inc.                      76
  1,302 Bank of Granite Corp.                   42
  1,200 BankAtlantic Bancorp, Inc.              15
  2,264 Bankers Corp.                           44
  1,200 Banknorth Group, Inc.                   46
  1,100 Bay View Capital Corp.                  45
    990 Brenton Banks, Inc.                     25
  7,180 Cal Fed Bancorp*                       174
  1,400 CBT Corp.                               33

 Shares Description                                         Value
-----------------------------------------------------------------
  2,300 CCB Financial Corp.                              $    153
  3,600 Centura Banks, Inc.                                   164
  1,787 Chittenden Corp.                                       45
    900 CitFed Bancorp, Inc.                                   42
  2,100 Citizens Bancorp                                      121
  1,700 Citizens Banking Corp.                                 53
  5,900 City National Corp.                                   122
  2,978 CNB Bancshares, Inc.                                  107
  2,900 Coast Savings Financial, Inc.*                        103
  1,400 Cole Taylor Financial Group, Inc.                      40
  3,100 Collective Bancorp, Inc.                              110
  1,700 Colonial BancGroup, Inc.                               68
  1,768 Commerce Bancorp, Inc.                                 51
  2,300 Commercial Federal Corp.                              111
  2,654 Commonwealth Bancorp                                   38
  1,800 Community First Bankshares, Inc.                       49
    800 CPB, Inc.                                              24
  3,880 Cullen/Frost Bankers, Inc.                            138
  1,685 Downey Financial Corp.                                 48
  1,080 F & M Bancorp                                          33
  3,055 F & M National Corp.                                   60
  1,607 Fidelity National Corp.                                27
  1,370 Financial Trust Corp.*                                 39
  1,700 First Citizens Bancshares, Inc.                       136
  1,900 First Commercial Bancshares, Inc.                      47
  3,437 First Commercial Corp.                                125
  3,500 First Commonwealth Financial Corp.                     64
  1,700 First Federal Financial Corp.*                         41
  2,700 First Federal Savings Bank of Colorado                 48
  2,152 First Financial Bancorp                                66
    925 First Financial Bancshares, Inc.                       33
  4,700 First Financial Corp.                                 140
  3,700 First Hawaiian, Inc.                                  120
  1,039 First Indiana Corp.                                    26
  4,054 First Michigan Bank Corp.                             116
  1,900 First Midwest Bancorp, Inc.                            68
  1,900 First Savings Bank of Washington Bancorp, Inc.         35
  1,050 First United Bancshares, Inc.                          29
  1,388 First Western Bancorp, Inc.                            37
  1,800 Firstbank of Illinois Co.                              61
  2,025 FirstBank Puerto Rico                                  51
  4,800 Firstmerit Corp.                                      167
  1,559 FNB Corp.                                              36

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                    Value
------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
BANKING--CONTINUED
  1,750 Fort Wayne National Corp.                   $     66
  5,159 Fulton Financial Corp.                           107
  6,876 Glendale Federal Bank FSB*                       144
  2,300 Great Financial Corp.                             69
  1,400 Hancock Holding Co.                               59
  1,113 Harleysville National Corp.                       28
    500 Harris Savings Bank                                9
    900 Heritage Financial Services, Inc.                 19
  3,897 Home Financial Corp.                              67
  1,000 Homeland Bankshares Corp.                         41
  2,529 Hubco, Inc.                                       62
  2,556 Imperial Bancorp*                                 58
  3,464 Imperial Credit Industries, Inc.*                 74
     69 Investors Financial Services Corp.,
         Class A*                                          2
    500 Irwin Financial Corp.                             24
  2,300 Jefferson Bancshares, Inc.                        67
  5,849 Keystone Financial, Inc.                         158
  2,100 Klamath First Bancorp                             31
    900 Liberty Bancorp, Inc.                             37
  3,900 Long Island Bancorp, Inc.                        125
  2,200 Magna Bancorp, Inc.                               38
  4,400 Magna Group, Inc.                                134
  2,250 Mark Twain Bancshares, Inc.                      112
  3,259 Mid-Am, Inc.                                      58
  2,600 ML Bancorp, Inc.                                  38
    600 National Bancorp of Alaska, Inc.                  42
  1,638 National City Bancshares, Inc.                    48
  3,950 National Commerce Bancorp                        144
  1,126 National Penn Bancshares, Inc.                    29
  1,651 New York Bancorp, Inc.                            56
  3,900 North Fork Bancorp, Inc.                         133
    729 North Side Savings Bank                           38
  3,900 Old National Bancorp                             143
  1,000 Omega Financial Corp.                             34
  2,195 ONBANCorp, Inc.                                   85
  3,225 One Valley Bancorp of West Virginia, Inc.        121
    600 Park National Corp.                               30
  2,000 Peoples Bank of Bridgeport, CT                    56
  4,000 Peoples Heritage Financial Group, Inc.           112
  1,300 Pikeville National Corp.                          28
  1,100 Pinnacle Banc Group, Inc.                         11

 Shares Description                                    Value
------------------------------------------------------------
  1,900 Provident Bancorp, Inc.                     $     99
  1,328 Provident Bankshares Corp.                        51
  1,200 Queen City Bancorp                                56
  1,900 RCSB Financial, Inc.                              57
  2,792 Republic Bancorp, Inc.                            33
  1,797 Resource Bancshares Mortgage Group, Inc.*         27
  3,100 Riggs National Corp.*                             54
  5,414 Roosevelt Financial Group, Inc.                  104
  1,800 S & T Bancorp, Inc.                               54
  1,500 Security Capital Corp.                           107
  1,600 Silicon Valley Bancshares*                        48
  7,640 Sovereign Bancorp, Inc.                          100
  2,971 St. Paul Bancorp, Inc.                            84
  2,900 Standard Financial, Inc.*                         57
    700 Student Loan Corp.                                27
    700 Sumitomo Bank of California                       17
  2,075 Susquehanna Bancshares, Inc.                      74
  1,500 T.R. Financial Corp.*                             44
  3,100 Trust Co. of Jersey City                          46
  3,183 Trustco Bank Corp.                                68
  4,300 Trustmark Corp.                                  110
  2,698 UMB Financial Corp.                              106
  2,100 United Bankshares, Inc.                           67
  3,800 United Carolina Bancshares Corp.                 152
    900 USBancorp, Inc.                                   37
  2,800 UST Corp.                                         52
  6,700 Washington Federal, Inc.                         178
  1,300 Wesbanco, Inc.                                    39
  1,500 Westamerica Bancorp                               87
  1,718 Westcorp, Inc.                                    41
  2,375 Whitney Holding Corp.                             84
                                                    --------
                                                       8,985
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--0.1%
  1,300 Addington Resources, Inc.*                        39
  1,200 Ashland Coal, Inc.                                31
  1,200 Nacco Industries, Inc.                            57
                                                    --------
                                                         127
 BROKERAGE AND FINANCIAL SERVICES--1.6%
  2,200 Alex Brown, Inc.                                 132
  2,200 Allied Capital Commercial Corp.                   49
    400 American Financial Enterprises, Inc.              11
  2,300 Amresco, Inc.                                     49
  2,900 Bankers Life Holding Corp.                        71

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                   Value
-----------------------------------------------------------
    867 BOK Financial Corp.*                       $     23
    700 CapMAC Holdings, Inc.                            23
  1,600 Carolina First Corp.                             31
    800 Cityscape Financial Corp.*                       21
  1,700 CMAC Investment Corp.                           130
  3,800 Crawford & Co., Class B                          78
  4,800 Crimmi Mae, Inc.                                 59
  1,000 Cybercash, Inc.*                                 25
  1,700 Financial Federal Corp.*                         26
  4,000 Insignia Financial Group, Inc., Class A*         91
  1,900 Inter-Regional Financial Group, Inc.             67
    600 Investment Technology Group, Inc.*               11
  1,700 Jefferies Group, Inc.                            61
  2,100 Legg Mason, Inc.                                 82
  1,540 McDonald & Co. Investments, Inc.                 47
  2,625 Morgan Keegan, Inc.                              46
  5,100 Olympic Financial Ltd.                           71
  3,600 Penncorp Financial Group, Inc.                  124
  7,550 Phoenix Duff & Phelps Corp.                      53
  3,300 Pioneer Group, Inc.                              80
  1,900 Piper Jaffray Cos., Inc.                         28
  1,857 Quick & Reilly Group, Inc.                       53
    600 RAC Financial Group, Inc.*                       32
  2,400 Raymond James Financial, Inc.                    68
  2,100 SEI Corp.                                        47
  1,500 U.S. Trust Corp.                                111
    300 Value Line, Inc.                                 12
    770 WFS Financial, Inc.*                             18
    500 Winthrop Resource Corp.*                         14
                                                   --------
                                                      1,844
 CHEMICALS AND ALLIED PRODUCTS--3.6%
  2,600 Advanced Polymer Systems, Inc.*                  20
  4,300 Alliance Pharmaceutical Corp.*                   54
  2,300 Alpharma, Inc., Class A*                         29
  3,100 Amylin Pharmaceuticals, Inc.*                    37
  1,000 Aphton Corp.*                                    18
  6,000 Arcadian Corp.                                  152
  1,100 Bush Boake Allen, Inc.*                          28
  6,300 Calgon Carbon Corp.                              73
  2,100 Capstone Pharmacy Services, Inc.*                23
  3,900 Carter-Wallace, Inc.                             61
  2,500 Cellpro, Inc.*                                   32
  3,700 Cephalone, Inc.*                                 64

 Shares Description                           Value
---------------------------------------------------
  1,500 Chemed Corp.                       $     56
  2,800 Church & Dwight, Inc.                    63
  1,500 Collagen Corp.                           30
  1,274 Copley Pharmaceutical, Inc.*             17
 10,839 Crompton & Knowles Corp.                199
  2,800 Cygnus, Inc.*                            35
  3,800 Dexter Corp.                            124
  1,700 Diagnostic Products Corp.                45
  5,000 Dura Pharmaceuticals, Inc.*             185
  2,200 Epitope, Inc.*                           27
  1,500 Ergo Science Corp.*                      18
  3,200 First Mississippi Corp.                  92
  2,200 Fuller (H.B.) Co.                       104
  2,100 GelTex Pharmaceuticals, Inc.*            38
  5,100 Genelabs Technologies, Inc.*             20
  3,600 Geon Co.                                 68
  2,100 Herbalife International, Inc.            54
  4,100 Hybridon, Inc.                           33
  5,101 ICN Pharmaceuticals, Inc.                99
  5,200 ICOS Corp.*                              40
  3,200 Immulogic Pharmaceutical Corp.*          27
  3,900 Isis Pharmaceuticals, Inc.*              64
  2,500 Jones Medical Industries, Inc.          100
  1,400 Kronos, Inc.*                            40
    500 Landec Corp.*                             4
  4,800 Lawter International, Inc.               58
  1,200 Learonal, Inc.                           28
  1,771 Life Technologies, Inc.                  39
  2,975 Lilly Industrial, Inc.                   55
    900 MacDermid, Inc.                          31
  2,900 Matrix Pharmaceutical, Inc.*             25
  1,100 McWhorter Technologies, Inc.*            22
  2,100 Medimmune, Inc.*                         32
  3,500 Mineral Technologies, Inc.              137
  3,300 Mississippi Chemical Corp.               84
  2,700 NBTY, Inc.*                              44
    600 NCH Corp.                                34
  4,200 NL Industries, Inc.*                     40
  2,600 Noven Pharmaceuticals, Inc.*             35
  2,000 OM Group, Inc.                           83
  1,000 PDT, Inc.*                               31
  1,000 Petrolite Corp.                          44
  1,800 Pharmacopeia, Inc.*                      33
  3,000 Regeneron Pharmaceuticals, Inc.*         57

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                    Value
------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 CHEMICALS AND ALLIED PRODUCTS--CONTINUED
  3,300 Rexene Corp.*                               $     44
  2,000 Roberts Pharmaceutical Corp.*                     22
  3,400 Ross Cosmetics Distribution Centers, Inc.         11
  5,800 Schulman (A.), Inc.                              138
  3,000 Scotts Co.*                                       54
  4,200 Sepracor, Inc.*                                   70
  4,500 Sequus Pharmaceuticals, Inc.*                     65
  3,100 Somatogen, Inc.*                                  35
  1,600 Stepan Co.                                        30
    700 Systemix, Inc.*                                   10
  1,500 Techne Corp.*                                     36
  1,935 Tetra Tech, Inc.*                                 36
  2,200 Tetra Technologies, Inc.*                         56
  1,000 USA Detergents, Inc.*                             38
  1,800 Valhi, Inc.                                       11
  2,400 Valspar Corp.                                    138
  2,800 Vertex Pharmaceuticals, Inc.*                     90
  1,065 WD-40 Co.                                         55
  4,700 Wellman, Inc.                                     76
                                                    --------
                                                       4,100
 COMMUNICATIONS--3.4%
  1,800 ACC Corp.*                                        54
  3,400 Ackerley Communications, Inc.                     44
  2,700 Adelphia Communications Corp.*                    18
  5,800 Aliant Communications, Inc.                       93
  2,700 American Mobile Satellite Corp.*                  34
    600 American Paging, Inc.*                             3
  2,300 American Radio Systems, Inc.*                     63
  1,700 American Telecasting, Inc.*                       13
    900 Ancor Communications, Inc.*                       14
  2,800 ANTEC Corp.*                                      27
  2,100 Applied Digital Access, Inc.*                     15
  1,600 Applied Innovation, Inc.*                         11
  1,700 Argyle Television, Inc.*                          44
  2,800 ATC Communications Group, Inc.*                   43
    900 Atlantic Tele-Network, Inc.*                      17
  1,200 BET Holdings, Inc.*                               33
  2,600 Black Box Corp.*                                 107
  2,321 Block Drug Co., Inc.                             104
  1,300 Brightpoint, Inc.*                                47
  1,500 Brite Voice Systems, Inc.*                        22
  1,900 Broadband Technologies, Inc.*                     37

 Shares Description                                        Value
----------------------------------------------------------------
  2,200 C-TEC Corp.*                                    $     54
  2,450 Cable Design Technologies Corp.*                      72
  5,470 CAI Wireless Systems, Inc.*                           14
  1,600 Cellstar Corp.*                                       19
  1,800 Cellular Communications International, Inc.*          47
  2,980 Cellular Technical Services, Inc.*                    49
    900 Cellularvision USA, Inc.*                              6
  5,500 Century Communications Corp., Class A*                36
  2,100 CFW Communications Co.                                47
  2,000 CIDCO, Inc.*                                          39
  2,200 Commnet Cellular, Inc.*                               62
  1,000 Data Transmission Network Corp.*                      22
    800 Davox Corp.*                                          30
  1,100 Desktop Data, Inc.*                                   25
  1,000 Digital Systems International, Inc.*                  15
  3,400 DSP Communications, Inc.*                            132
  1,300 EIS International, Inc.*                              11
  1,200 Emmis Broadcasting Corp., Class A*                    41
  3,350 Evergreen Media Corp., Class A*                       83
  2,500 Executive Telecard Ltd.*                              18
  8,000 Executone Information Systems, Inc.*                  20
  1,100 EZ Communications, Inc., Class A*                     38
  1,700 FastComm Communications Corp.*                        14
  4,100 General Communications, Inc.*                         29
  1,700 Harmonic Lightwaves, Inc.*                            34
  2,100 Heartland Wireless Communications, Inc.*              25
    400 Heftel Broadcasting Corp., Class A*                   13
  5,100 Heritage Media Corp.*                                 71
  3,400 HighwayMaster Communications, Inc.*                   71
    900 Intercel, Inc.*                                       14
  2,000 Intermedia Communications, Inc.*                      59
  4,733 International Cabletel, Inc.*                        118
    600 IPC Information Systems, Inc.*                        10
  1,100 Jacor Communications, Inc.*                           26
  3,278 Jones Intercable, Inc., Class A*                      36
  2,100 Level One Communications, Inc.*                       72
  2,000 Lin Television Corp*                                  80
  1,200 Mastec, Inc.*                                         57
  1,900 Media General, Inc.                                   60
  3,903 Metrocall, Inc.*                                      21
  5,057 Metromedia International Group, Inc.*                 61
  2,700 MIDCOM Communications, Inc.*                          31
  8,500 Mobile Telecommunications Technologies Corp.*         99

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value
------------------------------------------------------
  7,400 MobileMedia Corp.*                     $     9
  1,000 Ortel Corp.*                                22
  2,500 P-COM, Inc.*                                79
  1,100 Palmer Wireless, Inc.*                      16
    200 Paxson Communications Corp.*                 1
  1,800 People's Choice TV Corp.*                   11
  1,600 Periphonics Corp.*                          32
  1,500 Plantronics, Inc.*                          61
  1,500 ProNet, Inc.*                                7
  1,850 Renaissance Communications Corp.*           66
  1,200 SAGA Communications, Inc.*                  24
  1,000 SFX Broadcasting, Inc., Class A*            31
  1,600 Silver King Communications, Inc.*           40
  2,500 TCA Cable TV, Inc.                          73
  1,300 Tel-Save Holdings, Inc.*                    28
  1,800 Telco Systems, Inc.*                        32
  1,000 Teltrend, Inc.*                             28
  1,250 Transaction Network Services, Inc.*         16
  2,000 Trescom International, Inc.*                21
  2,900 True North Communications, Inc.             65
  2,500 U.S. Long Distance Corp.*                   22
  5,100 United International Holdings, Inc.,
         Class A*                                   69
    600 United Television, Inc.                     55
  1,800 United Video Satellite Group, Inc.*         27
  4,500 Valuevision International, Inc.*            25
  4,600 Vanguard Cellular Systems, Inc.*            78
  2,100 VideoLan Technologies, Inc.*                 4
  4,600 Westwood One, Inc.*                         76
  4,000 WinStar Communications, Inc.*               83
  2,000 Wireless One Corp.*                         19
  1,500 Young Broadcasting Corp.*                   46
                                               -------
                                                 3,890
 COMPUTERS AND OFFICE MACHINES--3.7%
  1,300 ACT Networks, Inc.*                         36
  2,800 Actel Corp.*                                62
  3,900 Alliance Semiconductor Corp.*               31
  1,400 Applix, Inc.*                               28
  4,700 AST Research, Inc.*                         21
  3,800 Auspex Systems, Inc.*                       45
  3,300 Avid Technology, Inc.*                      42
  3,166 BancTec, Inc.*                              63
    900 Boca Research, Inc.*                        11
  5,400 Borland International, Inc.*                44

 Shares Description                                  Value
----------------------------------------------------------
  1,400 Brooktrout Technology, Inc.*              $     45
  1,700 BT Office Products International, Inc.*         16
  2,300 Caere Corp.*                                    20
  1,796 Cambrex Corp.                                   57
  1,800 Centennial Technologies, Inc.*                  64
  3,200 Chips & Technologies, Inc.*                     67
  2,100 Chronimed, Inc.*                                30
  4,000 Computer Network Technology Corp.*              24
  3,300 Comverse Technology, Inc.*                     112
  2,200 Control Data Systems, Inc.*                     44
  6,900 Copytele, Inc.*                                 41
  5,500 Data General Corp.*                             80
    900 Day Runner, Inc.*                               22
  1,300 Dialogic Corp.*                                 40
  4,900 Diamond Multimedia Systems, Inc.*               63
  2,000 Digi International, Inc.*                       26
  2,900 Dynatech Corp.*                                136
  1,100 Encad, Inc.*                                    41
  2,000 EPIC Design Technology, Inc.*                   50
  1,600 Evans & Sutherland Computer Corp.*              41
  3,400 Exabyte Corp.*                                  49
  1,500 Excalibur Technologies Corp.*                   24
  2,300 Filenet Corp.*                                  83
  4,900 FTP Software, Inc.*                             39
  1,100 General Binding Corp.                           30
  1,500 HMT Technology Corp.*                           26
  2,900 Hyperion Software Corp.*                        63
  4,300 Information Resources, Inc.*                    49
  5,300 Intelligent Electronics, Inc.                   40
  6,300 Intergraph Corp.*                               57
  1,800 Interpool, Inc.*                                43
  1,600 Itron, Inc.*                                    31
  1,884 Logicon, Inc.                                   77
  2,700 Mercury Interactive Corp.*                      27
  2,700 Microcom, Inc.*                                 31
  1,400 Micros Systems, Inc.*                           41
  1,400 MicroTouch Systems, Inc.*                       35
  3,900 Miller (Herman), Inc.                          183
  3,000 Mylex Corp.*                                    37
  2,200 National Computer Systems, Inc.                 52
  5,300 Netmanage, Inc.*                                44
  3,700 Nu-Kote Holding, Inc.*                          39
  1,500 Optical Data Systems, Inc.*                     20
  5,400 PHH Corp.                                      242

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                            Value
----------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 COMPUTERS AND OFFICE MACHINES--CONTINUED
  2,400 Phoenix Technologies Ltd.*          $     41
  1,400 Planar Systems, Inc.*                     14
  7,998 Platinum Technology, Inc.*                96
  1,500 Proxim, Inc.*                             28
    800 Radisys, Inc.*                            37
  7,400 S3, Inc.*                                126
  2,700 Sandisk Corp.*                            37
  3,400 Santa Cruz Operation, Inc.*               22
  4,700 Sequent Computer Systems, Inc.*           79
  3,300 Silicon Storage Technology, Inc.*         27
  2,200 SMART Modular Technologies, Inc.*         50
  2,300 Standard Microsystems Corp.*              25
    500 Storage Computer Corp.*                    6
  3,000 StorMedia, Inc.*                          38
  3,800 Stratus Computer, Inc.*                   98
  2,000 SubMicron Systems, Inc.*                   9
  2,050 Sylvan Learning Systems, Inc.*            54
  2,700 Synetic, Inc.*                           125
  1,200 3D Systems Corp.*                         12
  5,400 Tech Data Corp.*                         162
  2,100 Trident Microsystems, Inc.*               45
  2,400 Tseng Laboratories, Inc.*                 16
  1,200 USDATA Corp., Inc*                         8
  1,300 Wall Data, Inc.*                          19
  5,400 Wang Labs, Inc.*                         114
  2,300 Wonderware Corp.*                         22
    500 Xpedite Systems, Inc.*                     9
  2,800 Zebra Technologies Corp.*                 72
                                            --------
                                               4,155
 CREDIT INSTITUTIONS--0.4%
  2,200 Astoria Financial Corp.                   83
  3,200 Credit Acceptance Corp.*                  83
    902 First Financial Corp.                     31
  1,700 Jayhawk Acceptance Corp.*                 21
  1,500 JSB Financial, Inc.                       54
  2,200 National Auto Credit, Inc.*               23
  2,400 North American Mortgage Co.               55
  2,600 Ryland Group, Inc.                        36
  3,600 World Acceptance Corp.*                   23
                                            --------
                                                 409

 Shares Description                                Value
--------------------------------------------------------
 ELECTRICAL SERVICES--2.6%
    600 Advanced Lighting Technologies, Inc.*   $     13
  8,200 Atlantic Energy, Inc.                        145
  2,200 Black Hills Corp.                             57
  2,800 Central Hudson Gas & Electric Corp.           85
  3,500 Central Louisiana Electric Co., Inc.          99
  5,000 Central Maine Power Co.                       59
  3,200 Checkfree Corp.*                              54
  2,100 CILCORP, Inc.                                 77
 12,095 Citizens Utilities Co., Series B*            136
  3,400 Commonwealth Energy Systems Cos.              82
  3,200 Eastern Utilities Association                 54
  9,400 El Paso Electric Co.*                         56
  3,100 Electroglas, Inc.*                            55
  2,800 Empire District Electric Co.                  53
  1,900 Envoy Corp.*                                  71
  4,600 IES Industries, Inc.                         141
  1,700 Interstate Power Co.                          51
  2,450 Madison Gas & Electric Co.                    52
  4,900 Minnesota Power & Light Co.                  138
  7,500 Nevada Power Co.                             154
  1,589 Northwestern Public Service Co.               55
  2,200 Orange & Rockland Utilities, Inc.             79
  1,700 Otter Tail Power Co.                          55
  3,600 PMT Services, Inc.*                           77
  5,800 Public Service Co. of New Mexico*            111
  6,000 Rochester Gas & Electric Corp.               115
  4,700 Sierra Pacific Resources                     135
  2,400 SIGCORP, Inc.                                 83
  1,800 TNP Enterprises, Inc.                         46
  4,980 Tucson Electric Power Co.*                    93
  2,200 United Illuminating Co.                       73
  4,800 WPL Holdings, Inc.                           135
  3,800 WPS Resources Corp.                          112
  1,850 Yankee Energy System, Inc.                    41
  1,900 Zurn Industries, Inc.                         54
                                                --------
                                                   2,896
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
 5.7%
  1,000 Advanced Energy Industries, Inc.*              7
  2,500 Altron, Inc.*                                 47
  5,100 Ametek, Inc.                                 108
  4,300 Ampex Corp.*                                  44
    800 ANADIGICS, Inc.*                              30
  6,200 Anixter International, Inc.*                 104

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                Value
--------------------------------------------------------
  4,122 Applied Magnetics Corp.*                 $   113
  1,000 Associated Group, Inc.*                       29
  2,900 Augat, Inc.                                   82
  2,275 Avant! Corp.*                                 67
  3,120 Baldor Electric Co.                           73
  3,700 Belden, Inc.                                 126
  1,000 Berg Electronics Corp.*                       30
  4,300 BMC Industries, Inc.                         124
  3,400 Boston Technology, Inc.*                      67
  2,500 Burr-Brown Corp.*                             65
  1,700 C-COR Electronics, Inc.*                      25
  1,700 C.P. Clare Corp.*                             14
  2,000 California Amplifier, Inc.*                   16
  2,800 California Microwave, Inc.*                   42
  1,000 Charter Power Systems, Inc.                   27
    750 Chicago Miniature Lamp, Inc.*                 25
 14,900 Chyron Corp.*                                 56
  1,500 Coherent Communications Systems Corp.*        31
  1,600 Cohu, Inc.                                    38
  3,800 Computer Products, Inc.*                      76
  3,300 Credence Systems Corp.*                       65
  1,800 Cree Research, Inc.*                          18
    563 CTS Corp.                                     22
  2,900 Cyrix Corp.*                                  55
  4,200 Dallas Semiconductor Corp.                    91
  2,500 Digital Microwave Corp.*                      60
  1,600 DII Group*                                    40
  1,500 Electro Scientific Industries, Inc.*          36
    900 Eltron International, Inc.*                   28
  1,800 Energy Conversion Devices, Inc.*              27
  2,900 ESS Technology, Inc.*                         57
  1,500 Esterline Technologies Corp.*                 38
    768 Franklin Electric Co., Inc.*                  31
  1,100 Galileo Corp.*                                26
  3,600 General DataComm Industries, Inc.*            40
  1,200 General Scanning, Inc.*                       12
  2,800 Genus, Inc.*                                  19
  4,500 Griffon Corp.*                                48
  1,400 HADCO Corp.*                                  65
  2,310 Harman International Industries, Inc.        118
  1,800 Holophane Corp.*                              34
    900 Hutchinson Technologies, Inc.*                47
 11,100 Imatron, Inc.*                                39
  1,600 Imnet Systems, Inc.*                          29

 Shares Description                                    Value
------------------------------------------------------------
  4,700 IMP, Inc.*                                  $     15
 12,100 Integrated Device Technology, Inc.*              150
  2,600 Integrated Silicon Solution, Inc.*                26
  1,400 Inter-Tel, Inc.*                                  25
  7,200 Interdigital Communications Corp.*                52
  2,086 Intermagnetics General Corp.*                     28
  4,200 International Family Entertainment, Inc.*         65
  2,700 Intervoice, Inc.*                                 34
  1,500 ITI Technologies, Inc.*                           19
  2,900 Juno Lighting, Inc.                               45
  2,300 Kuhlman Corp.*                                    41
  3,450 Lattice Semiconductor Corp.*                     154
  3,900 Lincoln Electric Co.                             125
  1,900 Littelfuse, Inc.*                                 83
  3,800 Lojack Corp.*                                     36
  1,200 LSI Industries, Inc.                              14
  6,100 LTX Corp.*                                        36
  3,500 Magnetek, Inc.*                                   44
  1,800 Mattson Technology, Inc.*                         19
    600 Merix Corp.*                                      10
  4,950 Methode Electronics, Inc., Class A                95
  5,400 Microchip Technology, Inc.*                      258
  2,100 MRV Communications, Inc.*                         48
    700 National Presto Industries, Inc.                  26
  4,100 NexGen, Inc.                                      57
  2,840 Oak Industries, Inc.*                             66
  2,900 Palomar Medical Technologies, Inc.*               20
  1,698 Park Electrochemical Corp.*                       39
  5,800 Pentair, Inc.                                    168
  1,200 Perceptron, Inc.*                                 42
  3,937 Pioneer Standard Electronics, Inc.                43
  2,350 Pittway Corp.                                    127
  3,875 PriCellular Corp.*                                43
  2,400 Quickturn Design Systems, Inc.*                   41
  4,700 Ramtron International Corp.*                      35
  1,698 Recoton Corp.*                                    25
  1,700 Rival Co.                                         38
  2,600 Robotic Vision Systems, Inc.*                     34
  2,700 Sammina Corp.*                                   118
  1,100 SDL, Inc.*                                        25
  1,150 Semitool, Inc.*                                   12
  1,500 Sheldahl, Inc.*                                   29
  4,300 Sierra Semiconductor Corp.*                       62
  4,700 Silicon Valley Group, Inc.*                      100

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                              Value
------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--CONTIN-
 UED
  1,700 Siliconix, Inc.*                      $     37
    700 Speedfam International, Inc.*               14
  1,200 SPS Transaction Services, Inc.*             19
  1,400 Standard Motor Products, Inc.               19
    700 Stanford Telecommunications, Inc.*          20
  1,200 Supertex, Inc.*                             23
  2,700 Symetricon, Inc.                            51
  2,600 3DO Co.*                                    17
  1,200 Technitrol, Inc.                            43
  1,200 Tekelec*                                    16
  4,800 Tencor Instruments*                        128
    500 ThermoSpectra Corp.*                         7
  1,800 Thomas Industries, Inc.                     36
  4,900 Top Source Technologies, Inc.*              17
  2,000 TranSwitch Corp.*                           12
  1,300 Triquint Semiconductor, Inc.*               29
  1,500 TSX Corp.                                   14
  3,100 Ultratech Stepper, Inc.*                    71
  1,700 Uniphase Corp.*                            101
  1,800 Unitrode Corp.*                             48
  4,900 Vicor Corp.*                                96
  2,400 Vitesse Semiconductor Corp.*               115
  7,200 VLSI Technology, Inc.*                     166
  2,700 Windmere Corp.                              39
  2,000 Wyle Electronics                            72
  3,200 Xicor, Inc.*                                31
  4,147 Zenith Electronics Corp.*                   55
  3,050 Zilog, Inc.*                                68
    700 Zygo Corp.*                                 28
    800 Zytec Corp.*                                 9
                                              --------
                                                 6,484
 FOOD AND BEVERAGES--1.8%
  4,900 Applebee's International, Inc.             143
  6,700 Bob Evans Farms, Inc.                       87
  2,600 Boston Beer Co., Inc.*                      30
  5,300 Calgene, Inc.*                              29
  2,700 Canandaigua Wine Company, Inc.*             77
  4,700 Chiquita Brands International, Inc.         62
  1,000 Coca-Cola Bottling Co.                      46
  5,900 Coors (Adolph) Co., Class B                117
  6,300 Dean Foods Co.                             176
  1,800 Dreyer's Grand Ice Cream, Inc.              48

 Shares Description                              Value
------------------------------------------------------
  1,600 Earthgrains Co.                       $     83
  5,800 Fleming Companies, Inc.                     95
  2,200 FoodBrands America, Inc.*                   29
  5,500 Host Marriott Services Corp.*               49
  3,300 Hudson Foods, Inc.                          60
  1,400 IHOP Corp.*                                 34
  2,300 International Dairy Queen, Inc.*            44
  2,700 Lance, Inc.                                 48
  2,300 Landry's Seafood Restaurants, Inc.*         55
  1,000 Longhorn Steaks, Inc.*                      20
  3,700 Luby's Cafeterias, Inc.                     81
    400 Manhattan Bagel Co., Inc.*                   3
  2,100 Michael Foods, Inc.                         24
  1,400 Mondavi (Robert) Corp., Class A*            51
  1,950 Papa Johns International, Inc.*             63
  2,900 Pepsi-Cola Puerto Rico Bottling Co.         13
  1,400 Pete's Brewing Co.*                          9
    900 Quality Dining, Inc.*                       20
  1,500 Rainforest Cafe, Inc.*                      44
  1,300 Redhook Ale Brewery, Inc.*                  18
  1,300 Riviana Foods, Inc.                         23
  2,500 Ruby Tuesday, Inc.*                         40
  8,200 Ryan's Family Steak Houses, Inc.*           57
  1,950 Sbarro, Inc.                                51
  5,800 Shoney's, Inc.*                             48
  2,500 Smithfield Foods, Inc.*                     81
  3,920 Triarc Cos., Inc., Class A*                 44
  2,750 WLR Foods, Inc.                             35
                                              --------
                                                 2,037
 FOOD AND MANUFACTURING--1.0%
  1,500 Cheesecake Factory, Inc.*                   30
  2,000 Daka International, Inc.*                   18
    198 Farmer Bros. Co.                            29
  9,100 Flowers Industries, Inc., Class A          215
  1,350 Performance Food Group Co.*                 16
  8,700 Premark International, Inc.                211
  4,900 Ralcorp Holding, Inc.*                      96
  1,400 Riser Foods, Inc.*                          43
  1,200 Sanderson Farms, Inc.                       19
  3,200 Savannah Foods & Industries, Inc.           46
    100 Seaboard Corp.                              22
  4,600 Smucker (J.M.) Co.                          83
  2,749 Tootsie Roll Industries, Inc.              105
    700 TurboChef, Inc.*                             6

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value
------------------------------------------------------
  4,000 Universal Foods Corp.                 $    148
                                              --------
                                                 1,087
 FURNITURE AND FIXTURES--0.6%
  2,200 Bassett Furniture Industries, Inc.          50
  1,500 Bush Industires, Inc.                       27
  1,800 CORT Business Services Corp.*               40
  2,200 Ethan Allen Interiors, Inc.*                73
  1,100 Falcon Building Products, Inc.*             14
  7,700 Heilig-Meyers Co.                          107
  3,700 HON Industries, Inc.                       115
  2,900 Kimball International, Inc.                121
  2,100 La-Z-Boy Chair Co.                          63
  2,200 Triangle Pacific Corp.*                     48
                                              --------
                                                   658
 GENERAL BUILDING CONTRACTORS--0.9%
  1,800 ABT Building Products Corp.*                43
  3,000 AMCOL International Co.                     42
  2,100 AMRE, Inc.*                                  6
  1,400 Blount, Inc.                                52
 11,600 Catellus Development Corp.*                116
  4,500 Centex Corp.                               162
  1,200 Continental Homes Holding Corp.             25
  3,000 Eagle Hardware & Garden, Inc.*              73
  3,158 Horton (D.R.), Inc.*                        33
  6,100 Kaufman & Broad Home Corp.                  79
  1,100 NCI Building Systems, Inc.*                 32
  2,000 NVR, Inc.*                                  20
  1,725 Palm Harbor Homes, Inc.*                    46
  3,000 Pulte Corp.                                 92
  1,650 Southern Energy Homes, Inc.*                20
  5,200 Standard Pacific Corp.                      31
  3,400 Toll Brothers, Inc.*                        68
  1,779 U.S. Home Corp.*                            44
  3,000 Webb (Del E.) Corp.                         51
                                              --------
                                                 1,035
 GLASS, CLAY AND STONE PRODUCTS--0.5%
    700 Ameron, Inc.                                34
  4,700 Ball Corp.                                 115
  2,000 Centex Construction Products, Inc.*         32
  1,200 Florida Rock Industries, Inc.               37
  5,000 Gentex Corp.*                               97
  2,500 Medusa Corp.                                87
  1,290 Mikasa, Inc.*                               14

 Shares Description                          Value
--------------------------------------------------
  1,500 Photronics, Inc.*                  $    47
    800 Puerto Rican Cement Co.                 23
  2,700 Southdown, Inc.*                        88
                                           -------
                                               574
 HEALTH SERVICES--4.4%
  1,900 Access Health Marketing, Inc.*          75
  2,700 Alteon, Inc.*                           20
  1,200 American HomePatient, Inc.*             28
  2,800 American Medical Response, Inc.*        84
  1,300 Amisys Managed Care Systems*            19
  3,300 Angeion Corp.*                          11
  2,100 Apogee, Inc.                            93
  1,000 Arbor Health Care Co.*                  24
    800 Barr Labs, Inc.*                        20
  1,500 Bio-Rad Labs, Inc.*                     45
  1,300 Carrington Laboratories, Inc.*          13
  3,800 Cerner Corp.*                           57
  2,800 Coastal Physician Group, Inc.*          10
  3,300 Cocensys, Inc.*                         20
  6,900 Community Psychiatric Centers*          62
  1,700 Compdent Corp.*                         47
  3,400 COR Therapeutics, Inc.*                 36
  7,100 Coram Healthcare Corp.*                 31
  5,000 Creative BioMolecules, Inc.*            40
  1,200 Cryolife, Inc.*                         17
  1,700 Curative Health Services, Inc.*         44
  3,300 Cytel Corp.*                            13
  1,400 Emeritus Corp.*                         19
  3,123 Enzo Biochem, Inc.*                     59
  2,400 Equimed, Inc.*                          10
  4,000 Extended Stay America, Inc.*            83
  2,100 Fuisz Technologies, Ltd.*               17
  1,300 Fusion Systems Corp.*                   25
  1,200 Gelman Sciences, Inc.*                  38
  3,800 Genesis Health Ventures, Inc.*         106
  4,400 Gensia, Inc.*                           20
  3,785 Grancare, Inc.*                         67
  2,000 Gulf South Medical Supply, Inc.*        58
  3,600 Haemonetics Corp.*                      63
  2,200 Health Management Systems, Inc.*        33
  2,121 Healthdyne Technologies, Inc.*          19
  1,400 HealthPlan Services Corp.*              27
  1,100 Henry Schien, Inc.*                     45
  8,092 Horizon Healthcare Corp.*               87

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                      Value
--------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 HEALTH SERVICES--CONTINUED
  2,900 Human Genome Sciences, Inc.*                  $    108
  2,000 I-STAT Corp.*                                       49
  1,300 ICU Medical, Inc.*                                  11
  1,900 IDEC Pharmaceuticals Corp.*                         46
    900 IDX Systems Corp.*                                  22
  2,600 Immune Response Corp.*                              21
  3,600 Immunomedics, Inc.*                                 24
  1,575 INBRAND Corp.*                                      38
  1,100 Incyte Pharmaceuticals, Inc.*                       42
  1,800 Inhale Therapeutic Systems*                         27
  1,900 Inphynet Medical Management, Inc.*                  34
  4,400 Integra Lifesciences Corp.*                         25
  3,500 Integrated Health Services, Inc.                    77
    400 Intercardia, Inc.*                                   7
  4,700 Invacare Corp.                                     127
  2,100 KeraVision, Inc.*                                   30
  2,800 Kinetic Concepts, Inc.                              35
    400 Labone, Inc.                                         6
 13,200 Laboratory Corporation of America Holdings*         36
  1,500 Landauer, Inc.                                      31
    400 LCA-Vision, Inc.*                                    1
  1,800 Lifecore Biomedical, Inc.*                          28
  3,458 Ligand Pharmaceuticals, Inc.*                       42
  2,200 Living Centers of America, Inc.*                    56
  4,600 Magellan Health Services, Inc.*                     96
  4,300 Mariner Health Group, Inc.*                         32
  2,100 Martek Biosciences Corp.*                           37
  5,700 Matria Healthcare, Inc.*                            34
  3,000 Maxicare Health Plans, Inc.*                        62
  1,600 MedCath, Inc.*                                      24
  1,600 Meridian Diagnostics, Inc.                          18
    600 MiniMed, Inc.*                                      16
  1,600 MMI Cos., Inc.                                      49
  1,633 Morrison Health Care, Inc.                          23
  2,200 Multicare Cos., Inc.*                               43
  1,500 Myriad Genetics, Inc.*                              38
  4,900 NABI, Inc.*                                         45
  1,200 National Surgery Centers, Inc.*                     38
  3,000 Neoprobe Corp.*                                     43
  1,400 Neose Technologies, Inc.*                           21
  2,500 Neurex Corp.*                                       32
  2,100 Neurogen Corp.*                                     39

 Shares Description                               Value
-------------------------------------------------------
  4,300 Neuromedical Systems, Inc.*            $     58
  2,100 Northfield Laboratories, Inc.*               28
 10,300 NovaCare, Inc.*                              88
  3,200 OccuSystems, Inc.*                           93
  3,100 OIS Optical Imaging Systems, Inc.*            8
  3,000 Oncogene Science, Inc.*                      21
  2,200 OrthoLogic Corp.*                            13
  2,000 Owen Healthcare, Inc.*                       51
  1,900 PathoGenesis Corp.*                          48
  1,300 Pediatrix Medical Group*                     50
  1,300 Perclose, Inc.*                              22
 10,500 Perrigo Co.*                                 97
  1,800 PHP Healthcare Corp.*                        41
  6,000 Physician Corporation Of America*            64
  1,200 Physicians Health Services, Inc.*            18
  1,500 Prime Medical Services, Inc.*                17
  2,900 Regency Health Services, Inc.*               30
  3,900 Renal Treatment Centers, Inc.*              101
    700 RES-CARE, Inc.*                              11
  1,700 Research Medical, Inc.*                      35
  2,500 Resound Corp.*                               22
  1,450 Rexall Sundown, Inc.*                        37
    600 RightCHOICE Managed Care, Inc.,
         Class A*                                     5
  3,900 RoTech Medical Corp.*                        66
  1,600 Rural/Metro Corp.*                           56
  1,300 Safeskin Corp.*                              67
  1,300 Serologicals Corp.*                          44
  3,300 Sofamor/Danek Group, Inc.*                   93
  3,700 Somatix Therapy Corp.*                       13
  6,280 Sun Healthcare Group, Inc.*                  78
  1,600 Target Therapeutics, Inc.*                   56
  3,100 TheraTx, Inc.*                               32
  1,400 Universal Health Realty Income Trust         27
  4,600 Universal Health Services, Inc.*            130
  3,300 Uromed Corp.*                                30
  2,300 Veterinary Centers of America, Inc.*         24
  2,500 Vical, Inc.*                                 46
    400 Vitalink Pharmacy Services, Inc.*             9
  2,300 Vivus, Inc.*                                 79
  4,600 XOMA Corp.*                                  18
  3,800 Zila, Inc.*                                  28
                                               --------
                                                  5,052

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                  Value
----------------------------------------------------------
 HEAVY CONSTRUCTION--0.3%
    420 Diana Corp.*                              $     14
  1,750 Granite Construction, Inc.                      35
  2,500 Greenfield Industries, Inc.                     73
  3,716 Instituform Technologies, Inc.*                 29
  4,200 Lennar Corp.                                   109
  1,900 Lone Star Industries, Inc.*                     70
  1,591 Morrison Knudsen Corp.*                         14
                                                  --------
                                                       344
 INDUSTRIAL INSTRUMENTS--3.4%
  3,300 Acuson Corp.*                                   75
  2,800 ADAC Laboratories                               62
  2,300 Advanced Technology Laboratories, Inc.*         66
  2,400 Alkermes, Inc.*                                 34
  3,600 Allen Group, Inc.                               80
  1,300 Analogic Corp.                                  36
  1,800 Arrow International, Inc.*                      48
    900 ArthroCare Corp.                                 9
  2,600 ATS Medical, Inc.*                              20
  4,200 Ballard Medical Products                        79
  2,100 Barnett, Inc.*                                  52
  1,200 Biomatrix, Inc.*                                18
  2,700 Buckeye Cellulose Corp.*                        73
  1,751 Chad Therapeutics, Inc.*                        28
  6,200 Cincinnati Milacron, Inc.*                     129
  1,800 Circon Corp.*                                   29
  3,100 CNS, Inc.                                       44
  5,200 Cognex Corp.*                                  103
  1,700 Coherent, Inc.*                                 74
  7,900 Coltec Industries, Inc.*                       146
    400 Conceptus, Inc.*                                 4
  2,450 CONMED Corp.*                                   43
    876 Cubic Corp.                                     19
    700 Cytyc Corp.*                                    18
  1,800 Daniel Industries, Inc.                         25
  2,400 Datascope Corp.*                                44
  2,000 DepoTech Corp.*                                 28
  2,100 Dionex Corp.*                                   73
  2,200 Endosonics Corp.                                25
  2,300 Etec Systems, Inc.                              68
  4,200 Ferro Corp.                                    121
  2,500 Fisher Scientific International, Inc.          114
  1,000 Fluke (John) Manufacturing Co., Inc.*           43
  3,300 Genrad, Inc.*                                   73

 Shares Description                              Value
------------------------------------------------------
  4,400 Gilead Sciences, Inc.*                $    113
    575 Hach Co.                                     9
  1,700 Hologic, Inc.*                              42
  1,900 InControl, Inc.*                            17
  3,900 Isolyser Company, Inc.*                     31
  4,100 Kennametal, Inc.                           148
  4,800 Keystone International, Inc.                94
    900 Lunar Corp.*                                28
  1,300 Marquette Medical Systems, Inc.*            24
  4,900 Mascotech, Inc.                             81
  2,200 Measurex Corp.                              54
  3,564 Mentor Corp.                                98
    600 Mine Safety Appliances Co.                  30
  1,600 MTS Systems Corp.                           33
    700 OnTrak Systems, Inc.*                       13
  1,600 Ostex International, Inc.*                  10
    101 PerSeptive Biosystems                        1
  2,600 Physio-Control International Corp.*         48
  2,100 Possis Corp.*                               37
  3,600 Power Control Technologies, Inc.*           28
  1,200 Protocol Systems, Inc.*                     16
  3,400 R.P. Scherer Corp.*                        156
  2,600 Respironics, Inc.*                          38
  1,900 SangStat Medical Corp.*                     43
  1,700 Spine-Tech, Inc.                            45
  2,200 Staar Surgical Co.*                         25
  1,200 Starrett (L.S.) Co.                         33
  2,900 Sunrise Medical, Inc.*                      42
  1,100 Tech-Sym Corp.*                             32
  2,650 TECNOL Medical Products, Inc.*              35
  1,600 Theragenics Corp.*                          36
  2,500 Theratech, Inc.*                            28
  3,400 Thoratec Laboratories, Inc.*                32
  3,100 Trimble Navigation Ltd.*                    43
  1,700 UROHEALTH Systems, Inc.*                    15
  3,000 Ventritex, Inc.*                            70
  1,000 Vital Signs, Inc.                           22
  3,800 Waters Corp.*                              103
  1,396 Watkins-Johnson Co.                         36
  1,800 Watsco, Inc.                                45
  2,300 X-Rite, Inc.                                43
  1,300 Zoltek Companies, Inc.*                     46
                                              --------
                                                 3,826

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                     Value
-------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 INSURANCE SERVICES--4.3%
  2,100 Acceptance Insurance Cos., Inc.*             $     43
  2,200 Acordia, Inc.                                      65
  6,500 Alexander & Alexander Services, Inc.               94
  3,500 Alfa Corp.                                         39
  2,250 Allied Group, Inc.                                100
  1,524 American Annuity Group, Inc.*                      20
  3,200 American Bankers Insurance Group, Inc.            156
  1,450 American Heritage Life Investment Corp.            32
  2,200 American Travelers Corp.*                          78
  4,000 Amerin Corp.*                                      91
  2,200 Amvestors Financial Corp.                          32
  2,800 Argonaut Group, Inc.                               83
  2,000 Baldwin & Lyons, Inc.                              36
  2,200 Berkley (W.R.) Corp.                              115
  1,800 Blanch (E.W.) Holdings, Inc.                       35
  1,700 Capital RE Corp.                                   65
    700 Capitol American Financial Corp.                   25
  1,200 Citizens Corp.                                     26
  3,100 Commerce Group, Inc.                               74
  4,500 Coventry Corp.*                                    44
  1,960 Delphi Financial Group, Inc.*                      55
  1,900 Enhance Financial Services Group, Inc.             65
  1,800 Executive Risk, Inc.                               72
  4,974 Financial Security Assurance International        158
  1,700 First American Financial Corp.                     62
  1,400 Foremost Corp. of America                          78
  3,112 Fremont General Corp.                              97
  1,684 Frontier Insurance Group, Inc.                     64
  1,100 Fund American Enterprises Holdings, Inc.*         101
  3,285 Gainsco, Inc.                                      31
  2,200 Gallagher (Arthur J.) & Co.                        68
  1,700 Guarantee Life Companies, Inc.                     33
  2,600 Guaranty National Corp.                            43
  1,100 Harleysville Group, Inc.                           34
  3,100 Hartford Steam Boiler                             141
  3,900 HCC Insurance Holdings, Inc.*                     109
  1,800 Highlands Insurance Group, Inc.*                   35
  2,400 Hilb, Rogal & Hamilton Co.                         32
  1,900 Home Beneficial Corp.                              47
  3,700 Horace Mann Educators Corp.                       140
  2,300 Integon Corp.                                      44

 Shares Description                                   Value
-----------------------------------------------------------
  3,600 John Alden Financial Corp.                 $     63
    500 Kansas City Life Insurance Co.                   29
  2,300 Liberty Corp.                                    88
    800 Liberty Financial Cos., Inc.                     28
  1,700 Life Reinsurance Corp.                           63
  2,700 Life USA Holding, Inc.*                          27
  1,414 MAIC Holdings, Inc.*                             47
    600 Markel Corp.*                                    51
    800 Meadowbrook Insurance Group, Inc.                17
  2,300 NAC RE Corp.                                     84
    400 National Western Life Insurance Co.*             33
    900 Nymagic, Inc.                                    16
  2,190 Orion Capital Corp.                             137
  1,300 Pioneer Financial Services, Inc.                 24
    950 Poe & Brown, Inc.                                25
  4,000 Presidential Life Corp.                          47
  1,400 PXRE Corp.                                       34
  2,600 Reinsurance Group of America, Inc.              122
  9,500 Reliance Group Holdings, Inc.                    85
  2,900 Risk Capital Holdings, Inc.*                     51
  1,065 RLI Corp.                                        34
    800 Seafield Capital Corp.                           27
  1,500 Security Connecticut Corp.                       52
  2,200 Selective Insurance Group, Inc.                  74
  2,200 Sierra Health Services, Inc.*                    54
  1,050 State Auto Financial Corp.                       17
  7,000 20th Century Industries*                        105
    900 Transnational Re Corp., Class A                  23
    900 Trenwick Group, Inc.                             44
  5,300 UICI*                                           148
  3,820 United Cos. Financial Corp.                     114
    900 United Dental Care, Inc.                         25
  1,650 United Fire & Casualty Co.                       51
  1,100 United Wisconsin Services, Inc.                  28
  3,000 Vesta Insurance Group, Inc.                      97
  1,700 Washington National Corp.                        47
  1,800 Zenith National Insurance Corp.                  49
  1,700 Zurich Reinsurance Centre Holdings, Inc.         52
                                                   --------
                                                      4,874
 JEWELRY AND PRECIOUS METALS--0.0%
  1,600 Oneida, Ltd.                                     27
    700 Syratech Corp.*                                  22
                                                   --------
                                                         49

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                Value
--------------------------------------------------------
 LEATHER PRODUCTS--0.2%
  2,800 Brown Group, Inc.                       $     53
  3,300 Justin Industries, Inc.                       35
  1,400 Timberland Co.*                               54
  4,287 Wolverine World Wide, Inc.                   115
                                                --------
                                                     257
 LUMBER AND WOOD PRODUCTS--0.2%
  1,500 Fibreboard Corp.*                             52
  1,900 Ply-Gem Industries, Inc.                      25
  2,300 Pope & Talbot, Inc.                           37
  2,600 TJ International, Inc.                        57
                                                --------
                                                     171
 MACHINERY--2.0%
    700 Ag-Chem Equipment Co., Inc.*                  11
  1,400 Alamo Group, Inc.                             23
  1,600 Allied Products Corp.                         38
  2,000 Avondale Industries, Inc.*                    35
  2,100 Borg-Warner Security Corp.*                   22
  1,700 Cascade Corp.                                 24
    700 Columbus McKinnon Corp.                       11
  3,300 Donaldson Co., Inc.                          101
    900 DT Industries, Inc.                           31
  3,800 Duriron Co., Inc.                            103
  2,900 Figgie International Holdings, Inc.*          37
  3,900 FSI International, Inc.*                      57
  1,450 Gasonics International Corp.*                 16
  5,400 Giddings & Lewis, Inc.                        63
    600 Gleason Corp.                                 18
  3,500 Global Industrial Technologies, Inc.*         72
  3,300 Goulds Pumps, Inc.                            81
  2,197 Graco, Inc.                                   57
  1,300 Helix Technology Corp.                        41
  2,650 IDEX Corp.                                   104
  3,100 Indentix, Inc.                                25
  2,500 Integrated Process Equipment Corp.*           43
  2,400 Ionics, Inc.*                                116
  2,600 Kaydon Corp.                                 106
  3,400 Kulicke & Soffa Industries, Inc.*             69
  1,000 Lindsay Manufacturing Co.*                    41
  1,750 Manitowoc Co., Inc.                           77
  6,300 Marine Drilling Co., Inc.*                   100
  3,400 Modine Manufacturing Co.                      85
  3,250 Mohawk Industries, Inc.*                      77

 Shares Description                                Value
--------------------------------------------------------
  2,400 Molten Metal Technology, Inc.*          $     36
  1,300 Morningstar Group, Inc.*                      22
  1,600 Osmonics, Inc.*                               34
  3,100 Outboard Marine Corp.                         50
    699 Pilgrims Pride Corp.                           6
  3,200 Regal-Beloit Corp.                            62
  2,200 Rexel, Inc.*                                  31
  1,348 Robbins & Myers, Inc.                         32
  2,000 Roper Industries, Inc.                        86
  1,700 Specialty Equipment Cos., Inc.*               20
    100 Spinnaker Industries*                          6
  1,700 SPX Corp.                                     54
    800 Thermo Power Corp.*                            7
  1,900 Toro Co.                                      68
    800 Tractor Supply Co.*                           17
  3,000 Varco International, Inc.*                    69
                                                --------
                                                   2,284
 MANUFACTURING--GENERAL--1.1%
    500 Bacou U.S.A., Inc.*                            8
  3,380 Brady (W.H.) Co.                              74
  3,150 Cuno, Inc.                                    49
  9,300 Furniture Brands International, Inc.*        115
  5,800 Hexcel Corp.*                                105
  1,400 Hunt Manufacturing Co.                        25
  1,600 Insilico Corp.*                               62
  1,000 Jabil Circuit, Inc.*                          25
  6,000 Kemet Corp.*                                 138
  1,300 Matthews International Corp., Class A         37
  2,500 Novellus Systems, Inc.*                      144
  1,700 Optical Coating Laboratory, Inc.              19
  1,800 Paragon Trade Brands, Inc.*                   50
  2,000 Samsonite Corp.*                              76
  1,400 Seattle Filmworks, Inc.*                      27
    700 Simpson Manufacturing Co.*                    15
    850 Simula, Inc.*                                 13
  3,000 Toy Biz, Inc.*                                55
  2,400 Tracor, Inc.*                                 53
    800 Tremont Corp.*                                29
    700 Trigen Energy Corp.                           19
  2,000 U.S. Can Corp.*                               33
    700 Visioneer, Inc.*                               4
  2,400 Wireless Telecom Group, Inc.                  24
                                                --------
                                                   1,199

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                 Value
---------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 MERCHANDISE--GENERAL--0.4%
  1,200 Action Performance Companies, Inc.*      $     21
  3,700 Amerisource Corp.*                            146
  2,200 Cross (A.T.) Co.                               24
  3,300 Department 56, Inc.*                           77
  5,300 Jostens, Inc.                                 113
  2,200 Libbey, Inc.                                   59
  6,200 Playtex Products, Inc.*                        50
  1,900 Strategic Distribution, Inc.*                  13
                                                 --------
                                                      503
 METAL MINING--0.6%
 20,200 Battle Mountain Gold Co.                      146
  1,700 Cleveland Cliffs, Inc.                         75
  3,300 Coeur D'Alene Mines Corp.                      48
  4,200 Freeport-McMoran Copper and Gold Inc.         128
  4,017 Getchell Gold Corp.*                          157
  8,000 Hecla Mining Co.*                              47
  2,600 Stillwater Mining Co.                          45
 33,600 Sunshine Mining Co.*                           38
                                                 --------
                                                      684
 METAL PRODUCTS--0.9%
  1,400 Alltrista Corp.*                               35
  7,800 Amax Gold, Inc.*                               47
    800 American Buildings Co.*                        17
  2,800 Aptargroup, Inc.                               97
    600 Barnes Group, Inc.                             34
  1,050 Butler Manufacturing Co.                       33
  1,600 Chase Brass Industries, Inc.*                  29
  1,200 Citation Corp.*                                12
  2,300 Clarcor, Inc.                                  51
  1,000 Greenbriar Cos., Inc.                          10
  1,100 Hardinge, Inc.                                 29
  2,700 Material Sciences Corp.*                       45
  1,800 Miller Industries, Inc.*                       50
  1,500 NN Ball & Roller, Inc.                         20
  1,100 Oregon Meetallurgical Corp.*                   39
  1,100 Penn Engineering & Manufacturing Corp.         22
  1,900 Quanex Corp.                                   51
    964 SPS Technologies, Inc.*                        60
  2,400 TriMas Corp.                                   61
  3,100 Watts Industries, Inc., Class A                68
  1,600 Whittaker Corp.*                               22

 Shares Description                               Value
-------------------------------------------------------
  2,200 Wolverine Tube, Inc.*                  $     82
  3,000 Wyman-Gordon Co.*                            64
  2,600 Zero Corp.                                   51
                                               --------
                                                  1,029
 MINING, QUARRYING OF NONMETALLIC MINERAL--
 0.2%
  1,100 Cliff's Drilling Co.*                        57
  2,300 Dravo Corp.*                                 30
  1,800 RMI Titanium Corp.*                          42
  2,600 Solv-Ex Corp.*                               34
  2,600 Zeigler Coal Holding Co.                     48
                                               --------
                                                    211
 MISCELLANEOUS INVESTING INSTITUTIONS--3.0%
  5,424 BRE Properties, Inc.                        120
  3,000 Burnham Pacific Properties, Inc.             39
    200 Capital Southwest Corp.                      14
  5,575 Capstead Mortgage Corp.                     135
  9,104 Champion Enterprises, Inc.*                 190
  1,619 Chemical Financial Corp.                     59
  1,400 Corus Bankshares, Inc.                       45
  3,200 Crescent Real Estate Equities, Inc.*        140
  6,900 CWM Mortgage Holdings, Inc.                 142
  4,800 Dauphin Deposit Corp.                       156
  3,100 Deposit Guaranty Corp.                      179
  6,300 Franchise Finance Corp.                     160
  8,700 Geotek Communications, Inc.*                 61
  2,708 Horizon Group, Inc.                          53
  3,400 Hospital Properties Trust                    92
  4,500 IRT Property Co.                             48
  1,000 John Nuveen and Company, Inc.                27
  4,200 Kimco Realty Corp.                          122
  2,700 Koger Equity, Inc.*                          44
  2,900 LTC Properties, Inc.                         50
  1,873 MAF Bancorp, Inc.                            64
  1,800 Meridian Industrial Trust, Inc.              34
  5,500 Merry Land & Investment Co., Inc.           110
  2,000 MGI Properties, Inc.                         40
  6,500 Mid Atlantic Medical Services, Inc.*         76
  6,200 Nationwide Health Properties, Inc.          138
  3,500 Noel Group, Inc.*                            23
  2,600 Patriot American Hospitality, Inc.           98
  1,000 PEC Israel Economic Corp.*                   17
  1,433 Peoples First Corp.                          32
  6,000 Public Storage, Inc.                        152

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                      Value
--------------------------------------------------------------
  3,600 Realty Income Corp.                           $     86
  1,600 Reckson Associates Realty Corp.                     61
  1,400 Redwood Trust, Inc.                                 53
  3,100 Resource Mortgage Capital, Inc.                     83
  1,100 Seacor Holdings, Inc.*                              70
  1,000 Sirrom Capital Corp.                                36
  1,700 Smith, (Charles E.) Residential
         Realty, Inc.                                       43
  1,800 Trans Financial Bancorp, Inc.                       38
  1,000 Union Acceptance Corp.*                             20
  2,300 Vallicorp Holdings, Inc.                            46
  3,700 Weingarten Realty Investors                        145
                                                      --------
                                                         3,341
 NATURAL GAS TRANSMISSION--1.9%
  2,450 Atmos Energy Corp.                                  60
  2,100 Bay State Gas Co.                                   61
  1,500 Colonial Gas Co.                                    34
  1,600 Connecticut Energy Corp.                            35
  1,700 Connecticut Natural Gas Corp.                       40
  3,100 Eastern Enterprises                                116
  1,700 Energen Corp.                                       46
  3,100 Indiana Energy, Inc.                                75
 12,300 Kelley Oil and Gas Corp.*                           35
  3,151 KN Energy, Inc.                                    128
  2,700 Laclede Gas Co.                                     64
  2,800 New Jersey Resources Corp.                          83
  1,100 North Carolina Natural Gas Corp.                    32
  3,500 Northwest Natural Gas Co.                           88
  1,700 NUI Corp.                                           34
  3,700 Oneok, Inc.                                        102
  4,576 Piedmont Natural Gas Co.                           115
  3,700 Primark Corp.*                                      97
  2,950 Public Service Co. of North Carolina, Inc.          56
  1,320 South Jersey Industries, Inc.                       32
  2,184 Southeastern Michigan Gas Enterprises, Inc.         39
  1,420 Southern Union Co.*                                 35
  3,900 Southwest Gas Corp.                                 76
  3,900 Southwestern Energy Co.                             62
  1,957 Tejas Gas Corp.*                                    86
  1,700 TransTexas Gas Corp.*                               23
  5,100 UGI Corp.                                          112
  2,000 United Cities Gas Co.                               47
  3,800 Washington Energy Co.                               73

 Shares Description                              Value
------------------------------------------------------
  6,700 Washington Gas Light Co.              $    160
  2,900 Wicor, Inc.                                105
                                              --------
                                                 2,151
 OIL AND GAS--2.9%
  8,600 AGL Resources, Inc.                        182
    900 Aquila Gas Pipeline Corp.                   13
    800 Atwood Oceanics, Inc.*                      44
  4,040 Barrett Resources Corp.*                   165
  1,000 Belco Oil & Gas Corp.*                      29
  1,800 Belden & Blake Corp.*                       45
  4,100 Benton Oil & Gas Co.*                      105
  3,400 Berry Petroleum Co.                         45
  4,543 BJ Services Co.*                           217
  3,200 Box Energy Corp.*                           27
  2,900 Brown (Tom), Inc.*                          55
  3,200 Cabot Oil & Gas Corp.                       57
  2,600 Cairn Energy USA, Inc.*                     31
  3,000 Calmat Co.                                  55
  2,000 Capsure Holdings Corp.*                     19
  2,400 Cross Timbers Oil Co.                       58
  2,400 Destec Energy, Inc.*                        37
  3,000 Devon Energy Corp.                         109
  1,900 Energy Ventures, Inc.*                      93
  1,800 Falcon Drilling Co., Inc.*                  72
  1,700 Flores & Rucks, Inc.*                       84
  1,600 Forcenergy, Inc.*                           49
  3,700 Forest Oil Corp.*                           57
  1,200 Giant Industries, Inc.                      18
 11,500 Harken Energy Corp.*                        34
  3,900 Helmerich & Payne, Inc.                    210
    499 Hondo Oil & Gas Co.*                         6
  2,100 Hugoton Energy Corp.*                       23
  1,700 KCS Energy, Inc.                            57
  1,800 KFX, Inc.*                                  11
 11,800 Mesa, Inc.*                                 60
  5,800 Mitchell Energy & Development Corp.        126
  1,500 Nuevo Energy Co.*                           75
  3,600 Oceaneering International, Inc.*            60
  5,600 Parker & Parsley Petroleum Co.             185
  7,900 Parker Drilling Co.*                        74
  2,800 Plains Resources, Inc.*                     46
  2,400 Pool Energy Services Co.*                   35
  4,100 Pride Petroleum Services, Inc.*             74
  1,400 Production Operators Corp.                  63

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                 Value
---------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 OIL AND GAS--CONTINUED
  9,336 Seagull Energy Corp.*                    $    214
  4,300 Snyder Oil Corp.                               74
  2,100 Swift Energy Co.*                              66
  4,100 Tuboscope Vetco International Corp.*           63
  1,800 Vintage Petroleum, Inc.                        60
  2,500 Western Gas Resources, Inc.                    47
                                                 --------
                                                    3,329
 ORDNANCE AND ACCESSORIES--0.1%
  1,400 Alliant Techsystems, Inc.*                     75
  3,100 Sturm Ruger & Co., Inc.                        55
                                                 --------
                                                      130
 OTHER SERVICES--0.6%
    800 Central Parking Corp.                          27
    400 CKS Group, Inc.*                                8
  1,600 Integrated Packaging Assembly Corp.*           13
  1,100 McGrath Rentcorp                               28
  7,700 Ogden Corp.                                   149
  1,400 Pixar, Inc.*                                   21
  1,100 Quick Response Services, Inc.*                 34
  3,300 Rollins, Inc.                                  61
  1,300 Sovran Self Storage, Inc.                      37
    700 Summit Care Corp.*                             11
    750 Thermo Ecotek Corp.*                           12
    250 Thermo Remediation, Inc.                        3
  5,600 United Waste Systems, Inc.*                   188
    800 Wackenhut Corrections Corp.*                   14
  6,000 Walter Industries, Inc.*                       80
                                                 --------
                                                      686
 PAPER PRODUCTS--0.7%
  3,200 Chesapeake Corp.                               98
  8,500 Gaylord Container Corp.*                       54
  2,500 Greif Bros. Corp.                              73
  1,653 Mosinee Paper Corp.                            57
  4,000 P.H. Glatfelter Co.                            73
  3,646 Paxar Corp.*                                   62
  5,270 Rock-Tenn Co.                                 111
  2,500 Schweitzer-Mauduit International, Inc.         83
  2,500 Shorewood Packaging Corp.*                     47
  2,100 Universal Forest Products, Inc.                27
  4,400 Wausau Paper Mills Co.                         90
                                                 --------
                                                      775

 Shares Description                                Value
--------------------------------------------------------
 PERSONAL SERVICES--0.5%
  1,600 Angelica Corp.                          $     31
  2,600 Bristol Hotel Co.*                            70
  2,900 Catalina Marketing Corp.*                    148
  2,400 CPI Corp.                                     41
  1,300 Craig (Jenny), Inc.*                          12
  1,500 Equity Corp. International                    32
  3,150 G & K Services, Inc.                         114
  1,873 Marcus Corp.                                  43
  1,700 Red Roof Inns, Inc.*                          27
  3,200 Unifirst Corp.                                68
                                                --------
                                                     586
 PETROLEUM PRODUCTS--1.0%
  3,800 Camco International, Inc.                    159
  1,200 Crown Central Petroleum Corp.*                17
  3,700 Diamond Shamrock, Inc.                       120
  1,500 Elcor Corp.                                   32
  2,300 Lomak Petroleum, Inc.                         38
  1,300 Louis Dreyfus Natural Gas Corp.*              22
  2,700 Newfield Exploration, Inc.*                  135
  1,690 Newpark Resources, Inc.*                      59
  5,300 Quaker Chemical Corp.                         91
  2,000 Royal Gold, Inc.*                             26
  1,100 RPC, Inc.*                                    17
  1,700 Seitel, Inc.*                                 69
  1,500 Stone Energy Corp.*                           35
  4,100 Tesoro Petroleum Corp.*                       59
  4,210 United Meridian Corp.*                       215
                                                --------
                                                   1,094
 PRINTING AND PUBLISHING--1.5%
  1,800 American Business Information, Inc.*          31
  1,950 American Business Products, Inc.              43
  7,300 American Media, Inc., Class A                 42
  2,500 Big Flower Press Holdings, Inc.*              44
  2,800 Bowne & Co., Inc.                             69
  1,200 CSS Industries, Inc.*                         29
  1,100 Devon Group, Inc.*                            28
  1,290 DH Technology, Inc.*                          31
  1,050 Edmark Corp.*                                 16
  2,900 Ennis Business Forms, Inc.                    29
  2,500 Express Scripts, Inc.*                        89
  1,400 Franklin Electronic Publishers, Inc.*         18
  2,800 Gibson Greetings, Inc.*                       53

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value
------------------------------------------------------
  3,000 Golden Books Family
         Entertainment, Inc.*                 $     35
  4,800 Harland (John H.) Co.                      148
  2,457 Harte-Hanks Communications, Inc.            63
  4,000 Hollinger International, Inc.               44
  2,200 Houghton Mifflin Co.                       115
  4,700 McClatchy Newspapers, Inc., Class A        145
    954 Merrill Corp.                               22
  2,250 Nelson (Thomas), Inc.                       28
  2,100 New England Business Service, Inc.          41
  2,900 Playboy Enterprises, Inc.*                  34
    966 Pulitzer Publishing Co.                     44
  1,900 Scholastic Corp.*                          142
  2,100 Standard Register Co.                       59
    400 Steck-Vaughn Publishing Corp.*               4
  7,300 Topps, Inc.*                                31
  3,400 Valassis Communications, Inc.*              61
    400 Waverly, Inc.*                              10
  2,100 Wiley (John) & Sons, Inc.                   62
  5,300 World Color Press, Inc.*                   127
                                              --------
                                                 1,737
 PROFESSIONAL SERVICES--7.0%
  2,520 ABM Industries, Inc.                        43
  1,550 ADR Information Services, Inc.*             67
  5,100 Acclaim Entertainment, Inc.*                26
  2,000 Activision, Inc.*                           23
  7,200 Acxiom Corp.*                              165
    600 Advent Software, Inc.*                      19
  3,725 Advo, Inc.                                  47
  3,600 Affiliated Computer Services, Inc.*        104
  5,800 Allwaste, Inc.*                             25
  2,200 Alternative Resources Corp.*                38
  2,700 AMERCO*                                    128
  4,400 American Oncology Resources, Inc.*          43
  2,474 Analysts International Corp.                67
  1,700 Arbor Software Corp.*                       49
  1,400 Aspen Technologies, Inc.*                  117
    600 Astea International, Inc.*                   3
  4,800 Banta Corp.                                114
    800 Barra, Inc.*                                21
  3,200 BBN Corp.*                                  74
  2,300 BDM International*                         108
  2,600 BE Aerospace, Inc.*                         60
  2,200 Bell & Howell Co.*                          57

 Shares Description                           Value
---------------------------------------------------
    700 Billing Information Concepts*      $     21
  3,800 Bisys Group, Inc.*                      142
  1,856 Boole & Babbage, Inc.*                   53
    900 BRC Holdings, Inc.*                      38
  2,700 Broderbund Software, Inc.*               81
  3,800 BWIP Holding, Inc.                       58
  1,700 Casino Data Systems*                     22
  1,700 CDI Corp.*                               50
    100 Cheyenne Software, Inc.*                  3
  1,300 Ciber, Inc.*                             43
  2,800 Citrix Systems, Inc.*                   128
  1,600 Clarify, Inc.*                           72
  1,200 ClinTrials Research, Inc.*               26
  1,200 CMG Information Services, Inc.*          19
    500 COMFORCE Corp.*                           7
  2,200 Computer Horizons Corp.*                 74
    600 Computer Language Research, Inc.          6
  1,500 Computer Task Group, Inc.                63
  9,900 Computervision Corp.*                    94
  1,700 Comshare, Inc.*                          25
  1,000 Cooper & Chyan Technology, Inc.*         33
  1,900 COREStaff, Inc.*                         49
    500 CRA Managed Care, Inc.*                  23
    500 CSG Systems International, Inc.*          9
  1,200 Data Translation, Inc.*                  14
    700 Datastream Systems, Inc.*                16
  1,300 DecisionOne Corp.*                       20
  1,500 Dendrite International, Inc.*            36
  1,600 Documentum, Inc.*                        61
  1,100 Elcom International, Inc.*                9
  1,284 Electro Rent Corp.*                      31
  1,100 EmCare Holdings, Inc.                    22
  2,900 Employee Solutions, Inc.*                54
    700 Enterprise Systems, Inc.*                11
    600 Excite, Inc.*                             6
  1,200 Fair Isaac & Co.                         42
  2,900 Franklin Quest Co.*                      62
  2,300 General Magic, Inc.*                      7
  1,600 Geoworks*                                35
  3,000 Gerber Scientific, Inc.                  47
  3,400 Global Industries Ltd.*                  60
    200 Grey Advertising, Inc.                   46
    800 HA-LO Industries, Inc.*                  31
  1,500 Harbinger Corp.*                         39

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares  Description                                 Value
----------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 PROFESSIONAL SERVICES--CONTINUED
     400 HCIA, Inc.*                              $     12
   1,300 Henry (Jack) & Associates, Inc.                49
   2,300 HNC Software, Inc.*                            68
     978 Holly Corp.                                    26
   2,200 HPR, Inc.*                                     33
     800 IDT Corp.*                                     11
   1,300 IKOS Systems, Inc.*                            25
   1,600 Inacom Corp.*                                  50
     400 Individual, Inc.*                               2
     600 Indus Group, Inc.*                             13
   1,300 Inference Corp.*                                8
   1,600 Infocus Systems*                               34
   1,300 Inso Corp.*                                    55
     500 Integrated Measurement Systems, Inc.*           9
   2,400 Integrated Systems Consulting
          Group, Inc.*                                  52
   3,500 InteliData Technologies Corp.*                 26
     400 IntelliQuest Information Group, Inc.*          10
   2,400 Interim Services, Inc.*                        94
   1,200 International Imaging Materials, Inc.*         29
   3,400 Intersolv, Inc.*                               31
     500 Intevac, Inc.*                                  8
     800 Iron Mountain, Inc.*                           25
     750 ITT Educational Services, Inc.*                15
     500 JDA Software Group, Inc.*                      13
   2,400 Katz Media Group*                              24
   2,475 Keane, Inc.*                                  131
   2,000 Kinder Care Learning Centers, Inc.*            40
   2,000 Landstar Systems, Inc.*                        46
     800 Learning Tree International, Inc.*             36
   2,000 Legato Systems, Inc.*                          70
   1,200 Logic Works, Inc.*                              7
   1,200 Manugistics Group, Inc.*                       45
   1,100 Maxis, Inc.*                                   17
   1,200 May & Speh, Inc.*                              16
   1,300 MDL Information Systems, Inc.*                 22
   4,450 MDU Resources Group, Inc.                     100
   1,400 MetaTools, Inc.*                               26
   2,000 Metricom, Inc.*                                27
     900 Microware Systems Corp.*                       14
   3,900 National Data Corp.                           156
   3,000 National Health Investors, Inc.               107

 Shares Description                                       Value
---------------------------------------------------------------
  1,400 National Instruments Corp.*                    $     45
  1,900 NETCOM On-Line Communication Services, Inc.*         33
  2,500 Network Data Processing Corp.                        90
  3,200 Network Equipment Technologies, Inc.*                49
  1,700 Network Peripherals, Inc.*                           27
  1,200 NHP, Inc.*                                           21
  1,350 Nichols Research Corp.*                              33
  2,300 Nimbus CD International, Inc.*                       20
  2,000 Norrell Corp.                                        46
  1,900 Novadigm, Inc.*                                      20
  5,500 Oak Technology, Inc.*                                54
    400 On Assignment, Inc.*                                 12
  2,300 Orthodontic Centers of America, Inc.*                29
  1,700 Personnel Group of America, Inc.*                    38
  1,200 PhyMatrix Corp.*                                     18
  2,700 Physician Resource Group, Inc.*                      56
  3,100 Physician Computer Network, Inc.*                    26
  1,000 Pinkertons, Inc.*                                    25
  5,050 Players International, Inc.*                         33
  2,400 Policy Management Systems Corp.*                     96
  3,700 Pre-Paid Legal Services, Inc.*                       51
  2,400 Precision Systems, Inc.*                             13
  1,000 Premenos Technology Corp.*                           10
  1,100 Premiere Technologies, Inc.*                         26
    800 Prism Solutions, Inc.*                                6
    800 Profit (The) Recovery Group
         International, Inc.*                                11
  1,900 Progress Software Corp.*                             38
  1,000 Project Software & Development, Inc.*                42
  1,700 Protein Design Labs, Inc.*                           41
  4,200 PSINET, Inc.*                                        53
  3,862 Pure Atria Corp.*                                   108
  5,100 Quarterdeck Corp.*                                   34
  1,000 Rainbow Technologies, Inc.*                          20
    500 Raptor Systems, Inc.*                                11
  1,800 Red Brick Systems, Inc.*                             42
  1,800 Remedy Corp.*                                        81
    500 Renaissance Solutions, Inc.*                         19
  5,500 RISCORP, Inc.*                                       24
  5,900 Rollins Truck Leasing Corp.                          71
    900 Romac International, Inc.*                           22
  1,800 RTW, Inc.*                                           29
  2,300 7th Level, Inc.*                                     11

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                Value
--------------------------------------------------------
    300 Sapient Corp.*                          $     12
  1,300 Scopus Technologies, Inc.*                    49
  1,500 Secure Computing Corp.*                       14
    500 Seque Software, Inc.*                          6
  2,300 Sitel Corp.*                                  45
    600 Smith Micro Software, Inc.*                    3
  1,300 Software 2000, Inc.*                          11
  6,700 Sotheby's Holdings, Inc., Class A            118
  4,300 Spectrum Holobyte, Inc.                       22
  1,000 SPSS, Inc.*                                   29
  1,900 Spyglass, Inc.*                               20
    500 SQA, Inc.*                                    14
  3,600 Stac, Inc.*                                   24
  1,600 State of the Art, Inc.*                       21
  5,000 Structural Dynamics Research Corp.*           97
  1,000 Summit Medical Systems*                        8
  3,800 SunRiver Corp.*                                9
  2,400 Sync Research, Inc.*                          47
  4,450 System Software Associates, Inc.              62
  2,400 Systems & Computer Technology Corp.*          35
  2,900 Systemsoft Corp.*                             53
  1,800 TCSI Corp.*                                   16
  2,800 Telxon Corp.                                  34
    565 Thermo TerraTech, Inc.*                        6
  1,650 Thermotrex Corp.*                             56
  3,400 Transaction Systems Architects, Inc.*        123
  3,000 Transcend Services, Inc.*                     18
    500 Unison Software, Inc.*                        12
  2,300 Vanstar Corp.*                                63
  1,300 Vantive Corp.                                 45
  1,600 Veritas DGC, Inc.*                            34
  1,550 Veritas Software Corp.*                       72
  1,400 Verity, Inc.*                                 23
  2,600 Viasoft, Inc.*                               118
  2,000 VideoServer, Inc.*                            98
  2,800 Viewlogic Systems, Inc.*                      28
  1,100 Visio Corp.*                                  54
  1,800 VISX Corp.*                                   42
    800 Volt Information Sciences, Inc.*              28
  1,697 Wackenhut Corp.                               28
  1,350 Wind River Systems*                           66
    600 Workgroup Technology Corp.*                    3
  2,800 Xircom, Inc.*                                 56

 Shares Description                                Value
--------------------------------------------------------
    400 Yahoo!, Inc.*                           $      8
    800 Zoran Corp.*                                  17
                                                --------
                                                   8,049
 REAL ESTATE--4.9%
  3,300 American Health Properties, Inc.              73
    700 American Homestar Corp.*                      13
  1,400 AMLI Residential Properties                   30
  2,000 Apartment Investment & Management Co.         50
  1,800 Associated Estates Realty Corp.               40
  4,600 Avalon Properties, Inc.                      118
  1,200 Avatar Holdings, Inc.*                        37
  1,800 Bay Apartment Communities, Inc.               59
  3,700 Beacon Properties Corp.                      117
  4,000 Berkshire Realty, Inc.                        38
  2,403 Bradley Real Estate Trust                     42
  2,300 Cali Realty Corp.                             65
  2,200 Camden Property Trust                         61
  3,200 Carr Realty Corp.                             83
  2,700 Castle & Cooke, Inc.*                         43
  2,000 Cavalier Homes, Inc.                          23
  2,600 CBL & Associates Properties, Inc.             64
  1,900 Centerpoint Properties Corp.                  52
  1,800 Chelsea GCA Realty, Inc.                      57
  2,800 Colonial Property Trust*                      75
  1,800 Columbus Realty Trust                         38
  2,700 Commercial Net Lease Realty, Inc.             39
  3,600 Cousins Properties, Inc.                      84
  4,200 Crown American Realty Trust                   32
  3,000 Developers Diversified Realty Corp.          101
  4,834 Doubletree Corp.*                            203
  4,500 Duke Realty Investments, Inc.                161
  3,900 Equity Inns, Inc.                             46
  2,900 Evans Withycombe Residential, Inc.            59
  2,200 Excel Realty Trust, Inc.                      50
  5,000 Federal Realty Investment Trust              130
  3,600 FelCor Suite Hotel, Inc.                     128
  3,800 First Industrial Realty Trust, Inc.          109
    600 Forest City Enterprises, Inc.                 32
  2,400 Gables Residential Trust                      64
  4,200 General Growth Properties, Inc.              117
  3,400 Glimcher Realty Trust                         66
  4,500 Health Care Property Investors, Inc.         154
  2,200 Health Care REIT, Inc.                        55
  1,800 Healthcare Realty Trust                       46

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                  Value
----------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 REAL ESTATE--CONTINUED
  3,600 Highwoods Properties, Inc.                $    111
  2,000 Irvine Apartment Communities, Inc.              49
  1,700 JDN Realty Co.                                  44
  2,100 JP Realty, Inc.                                 51
  4,400 Liberty Property Trust                         102
  2,900 Macerich Co.                                    67
  3,800 Manufactured Home Communities, Inc.             76
    900 Maxxam, Inc.*                                   42
  1,800 Mid-America Apartment Communities, Inc.         46
  2,300 Mills Corp.                                     48
  1,800 National Golf Properties, Inc.                  51
  2,400 Oasis Residential, Inc.                         50
  2,600 Paragon Group, Inc.                             41
  1,300 Pennsylvania REIT                               30
  3,400 Post Properties, Inc.                          131
  1,100 PRI Automation, Inc.*                           53
  2,500 Price Enterprises, Inc.*                        43
  1,400 Price REIT, Inc.                                49
  1,600 Regency Realty Corp.*                           38
  3,800 RFS Hotel Investors, Inc.                       64
  1,800 ROC Communities, Inc.                           45
  1,700 Saul Centers, Inc.                              26
  3,600 Shurguard Storage Centers, Inc.                 99
  3,125 South West Property Trust, Inc.                 50
  4,800 Spieker Properties, Inc.                       147
  1,400 Storage Trust Realty                            34
  3,100 Storage USA, Inc.                              117
  2,500 Summit Property, Inc.                           49
  1,900 Sun Communities, Inc.                           61
  4,800 Taubman Centers, Inc.                           56
  2,700 Thornburg Mortgage Asset Corp.                  47
  2,700 Town & Country Trust                            39
  1,900 Trinet Corporate Realty Trust                   65
  8,800 United Dominion Realty Trust                   130
  2,100 Urban Shopping Centers, Inc.                    55
  3,900 Vornado Realty Trust                           176
  1,700 Walden Residential Properties, Inc.             39
  4,900 Washington Real Estate Investment Trust         81
  1,700 Weeks Corp.                                     48
  2,700 Wellsford Residential Property Trust            65
  3,000 Western Investment Real Estate Trust            39
                                                  --------
                                                     5,508

 Shares Description                                 Value
---------------------------------------------------------
 RECREATIONAL AND LEISURE SERVICES--1.3%
    500 AMC Entertainment, Inc.*                 $     10
    500 Ameristar Casinos, Inc.*                        3
  1,100 Anchor Gaming*                                 46
  2,500 Argosy Gaming Corp.*                           14
  1,000 Ascent Entertainment Group, Inc.               17
  3,100 Authentic Fitness Corp.                        34
  6,300 Aztar Corp.*                                   46
    200 Bally's Grand, Inc.*                            7
  4,200 Boyd Gaming Corp.*                             34
  1,700 Carmike Cinemas, Inc.*                         46
  3,150 Casino America, Inc.*                          11
  4,300 Casino Magic Corp.*                            12
  2,300 Galoob (Lewis) Toys, Inc.*                     67
  1,000 GC Cos., Inc.*                                 35
  1,000 Harvey's Casino Resorts                        17
  2,600 Hollywood Casino Corp., Class A*               31
  2,217 K2, Inc.                                       58
  2,700 Lydall, Inc.*                                  61
    800 Movie Gallery, Inc.*                           11
    500 Penn National Gaming, Inc.*                    19
  1,400 Primadonna Resorts, Inc.*                      26
  4,900 Prime Hospitality Corp.*                       81
    600 Quintel Entertainment, Inc.*                    5
  3,662 Regal Cinemas, Inc.*                          119
  2,900 Rio Hotel & Casino, Inc.*                      44
  5,200 Savoy Pictures Entertainment, Inc.*            18
  2,100 Scientific Games Holdings Corp.*               55
  2,500 Showboat, Inc.                                 47
  1,950 Shuffle Master, Inc.*                          19
  1,600 Skyline Corp.                                  42
  1,500 Sodak Gaming, Inc.*                            24
  2,300 Spelling Entertainment Group, Inc.*            18
  3,400 Sports & Recreation, Inc.*                     29
  3,800 Starsight Telecast Co.*                        29
  3,200 Station Casinos, Inc.*                         34
  1,700 Stratosphere Corp.*                             2
  1,650 Studio Plus Hotels*                            29
  3,000 Trump Hotels and Casino Resorts, Inc.*         42
  6,100 Tyco Toys, Inc.*                               72
    800 White River Corp.*                             43
  2,900 WMS Industries, Inc.*                          73
                                                 --------
                                                    1,430

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value
------------------------------------------------------
 RESEARCH AND CONSULTING SERVICES--1.3%
  5,800 Advance Tissue Science, Inc.*         $     70
  1,700 Agouron Pharmaceuticals, Inc.*              93
  3,200 Air & Water Technologies Corp.*             20
  2,600 Alliance Entertainment Corp.*                6
 10,400 Aura Systems, Inc.*                         26
  7,100 Bio-Technology General Corp.*               65
  4,300 Columbia Laboratories, Inc.*                52
    675 Computer Management Sciences, Inc.*         11
  7,700 Cytogen Corp.*                              42
  2,800 Dames & Moore, Inc.                         38
  4,300 Data Broadcasting Corp.*                    33
    500 Data Processing Resources Corp.*             9
    700 Eagle River Interactive, Inc.*               4
  1,600 GRC International, Inc.*                    24
  3,300 ImCrone Systems, Inc.*                      34
  3,300 Jacobs Engineering Group, Inc.*             80
  4,900 Liposome Technology, Inc.*                  88
  2,100 Mercer International, Inc.*                 25
  3,000 Mycogen Corp.*                              50
  1,900 NeoPath, Inc.*                              34
  1,500 NFO Research, Inc.*                         33
  3,400 OHM Corp.*                                  29
  1,980 Organogenesis, Inc.*                        41
  1,200 Parexel International Corp.*                62
  2,345 Pharmaceutical Product
         Development, Inc.*                         52
  6,000 Scios-Nova, Inc.*                           35
  1,800 Spacelabs Medical, Inc.*                    36
  1,300 Stone & Webster, Inc.                       42
  5,050 Summit Technology, Inc.*                    27
  8,500 Symantec Corp.*                            126
  2,400 Technology Solutions Co.*                  108
  3,200 U.S. Bioscience, Inc.*                      38
                                              --------
                                                 1,433
 RETAIL--4.5%
  1,900 Aaron Rents, Inc.                           27
    570 Alexander's, Inc.*                          41
    700 American Eagle Outfitters, Inc.*            17
  4,500 Americredit Corp.*                          89
  3,600 AnnTaylor Stores, Inc.*                     73
  3,912 Apple South, Inc.                           58
  2,800 Arbor Drugs, Inc.                           72
  1,800 Baby Superstores, Inc.*                     50

 Shares Description                                   Value
-----------------------------------------------------------
  4,900 Best Buy, Inc.*                            $     62
  1,400 Blair Corp.                                      27
  6,500 Bombay Company, Inc.*                            31
  1,800 Books-a-Million, Inc.*                           12
    300 Buckle, Inc.*                                     8
  7,540 Buffets, Inc.*                                   70
  2,800 Burlington Coat Factory Warehouse*               34
  2,500 Carson Pirie Scott & Co.*                        65
  5,000 Cash America International, Inc.                 39
  4,100 Cato Corp.                                       20
 14,700 Charming Shoppes, Inc.*                          75
  2,900 CKE Restaurants, Inc.                            89
  7,450 Claire's Stores, Inc.                           120
  8,600 CML Group, Inc.                                  34
  1,800 Cole National Corp.*                             47
  1,930 Consolidated Products, Inc.*                     35
    268 Dart Group Corp.                                 25
    983 Delchamps, Inc.                                  20
  2,800 Dress Barn, Inc.*                                40
  3,100 Duty Free International, Inc.                    49
  2,500 Fabri-Centers of America, Inc., Class A*         39
  6,500 Family Dollar Stores, Inc.                      122
  7,000 Fedders Corp.                                    40
  7,200 Fingerhut Cos., Inc.                             90
  6,000 Foodmaker, Inc.*                                 55
  2,200 Friedmans, Inc., Class A*                        30
  2,200 Garden Ridge Corp.*                              18
  3,900 Gymboree Corp.*                                 110
  3,700 Hancock Fabrics, Inc.                            34
  9,000 HEARx Ltd.*                                      17
  5,300 Hechinger Co.                                    15
  3,300 Hollywood Entertainment Corp.*                   66
  1,200 Ingles Markets, Inc.                             17
  2,950 Just For Feet, Inc.*                             70
  1,100 L.L. Knickerbocker Co.*                          10
  2,500 Lands' End, Inc.                                 68
  2,200 Longs Drug Stores, Inc.                         110
  4,000 Mac Frugal's Bargains Close-Outs, Inc.*          99
    800 Mafco Consolidated Group*                        23
  1,300 Mail Boxes Etc.*                                 29
  1,775 Men's (The) Warehouse, Inc.*                     41
  4,100 Meyer (Fred), Inc.*                             137
  3,100 Michael's Stores, Inc.*                          31
  2,300 National Media Corp.*                            18

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                   Value
-----------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 RETAIL--CONTINUED
  2,623 Natures Sunshine Products, Inc.            $     53
  2,900 NPC International, Inc.*                         24
    800 O'Reilly Automotive, Inc.*                       27
  6,900 Payless Cashways, Inc.*                          12
  2,150 Petco Animal Supplies, Inc.*                     47
  4,400 Petroleum Heat & Power, Inc.                     31
  6,435 Pier I Imports, Inc.                             88
  2,400 Proffitt's, Inc.*                                97
  1,500 Quality Food Centers, Inc.*                      57
  1,600 Regis Corp.*                                     40
  2,400 Renters Choice, Inc.*                            44
  3,800 Ross Stores, Inc.                               193
 15,700 Service Merchandise Co., Inc.*                   86
  3,000 Shopko Stores, Inc.                              47
  2,750 Showbiz Pizza Time, Inc.*                        45
  3,098 Smith Food & Drug Centers, Inc., Class B         94
  2,100 Sonic Corp.*                                     48
  4,900 Sports Authority, Inc.*                         121
  2,900 Stanhome, Inc.                                   79
  1,550 Stein Mart, Inc.*                                30
  1,220 Strawbridge & Clothier, Class A                  20
  7,700 Stride Rite Corp.                                77
  9,300 Thrifty PayLess Holdings, Inc.*                 238
  3,800 U.S. Office Products Co.*                       118
  5,500 Universal Corp.                                 158
  1,200 Urban Outfitters, Inc.*                          18
  1,500 Valmont Industries, Inc.                         59
  1,700 Value City Department Stores, Inc.*              22
  4,900 Waban, Inc.*                                    129
  1,200 West Marine, Inc.*                               40
    900 Wet Seal, Inc.*                                  20
  2,200 Whole Foods Market, Inc.*                        50
  2,900 Williams-Sonoma, Inc.*                          101
  1,300 Wilmar Industries, Inc.*                         30
  5,000 Zale Corp.*                                      99
                                                   --------
                                                      5,060
 RUBBER AND PLASTICS--0.7%
  2,200 ACX Technologies, Inc.*                          40
  2,100 Carlisle Cos., Inc.                             121
  2,500 Foamex International, Inc.*                      42
  1,500 Furon Co.                                        31
    800 Liqui-Box Corp.                                  26

 Shares Description                                Value
------------------------------------------------------------
  2,195 Myers Industries, Inc.*                 $     33
  2,200 O'Sullivan Corp.                              24
  1,300 Park Ohio Industries, Inc.*                   19
  1,200 Rogers Corp.*                                 33
  3,500 Sola International, Inc.*                    123
  2,500 Spartech Corp.                                27
  1,300 Tredegar Industries, Inc.                     52
  4,200 TRINOVA Corp.                                153
  2,000 West Co., Inc.                                57
                                                --------
                                                     781
 SANITARY SERVICES--0.3%
  9,400 Allied Waste Industries, Inc.*                85
  2,800 Centennial Cellular Corp.*                    33
  1,500 Continental Waste Industries, Inc.*           40
 10,500 Rollins Environmental Services, Inc.*         21
  9,100 Safety-Kleen Corp.                           144
    600 Superior Services, Inc.*                      10
                                                --------
                                                     333
 SERVICE INDUSTRY MACHINERY--0.4%
  1,900 Applied Power, Inc.                           69
  2,450 Commercial Intertech Corp.                    25
    600 Greenwich Air Services, Inc.                  15
  1,600 Scotsman Industries, Inc.                     37
  1,500 Tennant Co.                                   37
  5,675 United States Filter Corp.*                  194
  1,575 Wynn's International, Inc.                    46
                                                --------
                                                     423
 SOCIAL SERVICES--0.3%
    547 Berlitz International, Inc.*                  11
  2,100 DeVry, Inc.*                                  94
  5,600 National Education Corp.*                     79
  2,618 Omega Healthcare Investors, Inc.              85
  1,000 Youth Services International, Inc.*           13
                                                --------
                                                     282
 STEEL PRODUCTS--1.3%
  2,000 Acme Metals, Inc.*                            42
  1,500 Amcast Industrial Corp.                       35
 13,700 Armco, Inc.*                                  62
  4,500 Birmingham Steel Corp.                        79
  2,800 Brush Wellman, Inc.                           47
  2,400 Carpenter Technology Corp.                    85
  1,000 Chaparral Steel Co.                           13
  1,100 Coastcast Corp.*                              17

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                           Value
---------------------------------------------------
  1,600 Commonwealth Aluminum Corp.        $     26
    400 Curtiss Wright Corp.                     20
  2,200 Geneva Steel Co.*                         8
    500 Gibraltar Steel Corp.*                   12
  2,400 Handy & Harman                           40
  1,000 Huntco, Inc., Class A                    16
  1,800 IMCO Recycling, Inc.                     29
  3,100 Intermet Corp.*                          41
  3,100 J & L Specialty Steel, Inc.              38
  1,700 Kaiser Aluminum Corp.*                   18
  3,100 Lone Star Technologies, Inc.             55
  2,600 Lukens, Inc.                             48
  2,700 Mueller Industries, Inc.*               106
  3,700 National Steel Corp., Class B*           35
  3,200 Oregon Steel Mills, Inc.                 55
  3,150 Precision Castparts Corp.               148
  1,300 Reliance Steel & Aluminum Co.            49
  1,500 Rouge Steel Co.                          32
    700 Schnitzer Steel Industries, Inc.         19
    900 Shiloh Industries, Inc.*                 15
  1,900 Standex International Corp.              59
  1,250 Steel Technologies, Inc.                 16
  1,700 Texas Industries, Inc.                   97
  4,000 UNR Industries, Inc.                     28
  1,000 WCI Steel, Inc.*                         10
  4,000 WHX Corp.*                               38
                                           --------
                                              1,438
 TEXTILES--0.6%
  4,000 Albany International Corp.               89
  9,800 Burlington Industries, Inc.*            107
  3,400 Cone Mills Corp.*                        28
    800 Fab Industries, Inc.                     21
  1,582 Fieldcrest Cannon, Inc.*                 23
  1,898 Guilford Mills, Inc.                     49
  3,000 Interface, Inc.                          59
  4,100 Phillips-Van Heusen                      53
  1,200 Quiksilver, Inc.*                        24
  4,100 Ruddick Corp.                            54
  2,200 Springs Industries, Inc.                102
  2,700 West Point Stevens, Inc.*                81
                                           --------
                                                690
 TRANSPORTATION PARTS AND EQUIPMENT--2.3%
  2,500 AAR Corp.                                75

 Shares Description                                  Value
----------------------------------------------------------
  1,400 ABC Rail Products Corp.*                  $     28
  2,200 APS Holding Corp.                               42
  3,850 Arctic Cat, Inc.                                37
  1,700 Armor All Products Corp.                        32
  3,500 Arvin Industries, Inc.                          83
  2,700 Aviall, Inc.                                    27
  2,200 Borg Warner Automotive, Inc.                    88
  2,200 Breed Technologies, Inc.                        59
  1,100 Cannondale Corp.*                               21
  2,700 Chancellor Corp.*                               78
  2,300 Coachmen Industries, Inc.                       59
 10,800 Collins & Aikman Corp.*                         65
  1,300 Copart, Inc.*                                   23
  1,500 Detroit Diesel Corp.*                           30
  1,200 Eaton Vance Corp.                               52
  2,900 Exide Corp.                                    .74
  2,300 Fairchild Corp.*                                38
  5,500 Federal-Mogul Corp.                            122
  4,100 Gencorp, Inc.                                   76
  2,300 Huffy Corp.                                     32
  4,700 Mesa Airlines, Inc.*                            46
 11,800 Navistar International Corp.*                  112
  2,600 OEA, Inc.                                      105
  4,200 Orbital Sciences Corp.*                         81
  2,104 Pacific Scientific Co.                          24
  4,300 Polaris Industries, Inc.                        94
  3,300 Rohr, Inc.*                                     58
  1,300 Sequa Corp.*                                    52
  2,800 Simpson Industries, Inc.                        29
  2,400 Smith (A.O.) Corp.                              71
  2,225 Standard Products Co.                           51
  2,800 Stant Corp.                                     35
  4,900 Stewart & Stevenson Services, Inc.             121
  3,300 Superior Industries International, Inc.         83
  2,700 Teleflex, Inc.                                 134
  2,900 Thiokol Corp.                                  133
    889 Thor Industries, Inc.                           21
  2,525 Titan Wheel International, Inc.                 33
    900 Tower Automotive, Inc.                          29
  3,000 Wabash National Corp.                           53
  1,500 Walbro Corp.                                    30
  3,200 Westinghouse Air Brake Co.                      36
  2,500 Winnebago Industries, Inc.                      19
                                                  --------
                                                     2,591

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                    Value
------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 TRANSPORTATION SERVICES--1.8%
  2,600 Air Express International Corp.             $     85
  3,100 Airborne Freight Corp.                            67
  2,200 Alaska Air Group, Inc.*                           53
  7,630 America West Airlines, Inc.*                     112
  3,600 American Freightways, Inc.*                       37
  3,500 APL Ltd.                                          84
  3,100 Arnold Industries, Inc.                           49
  3,700 Atlantic Southeast Airlines, Inc.                 84
  1,800 Covenant Transportation, Inc., Class A*           27
    400 Eagle USA Airfreight, Inc.*                       11
  1,900 Expeditors International of
         Washington, Inc.                                 85
  1,458 First Source Corp.                                34
    600 Florida East Coast Industries, Inc.               53
  1,553 Frozen Food Express Industries, Inc.              15
  3,100 GATX Corp.                                       155
  7,900 Greyhound Lines, Inc.*                            31
  1,800 Harper Group, Inc.                                41
  2,739 Heartland Express, Inc.*                          65
  3,600 Hunt (J.B.) Transportation Services, Inc.         50
  4,100 Kirby Corp.*                                      81
    400 Knight Transportation, Inc.*                       9
  1,500 M.S. Carriers, Inc.*                              29
    900 Midwest Express Holdings, Inc.*                   30
  3,100 Offshore Logistics, Inc.*                         62
  4,800 OMI Corp.*                                        37
  4,400 Overseas Shipholding Group, Inc.                  70
    900 Oxford Resources Corp., Class A*                  23
  3,200 Pittston Burlington Group                         63
  1,600 Railtex, Inc.*                                    40
  2,300 Roadway Express, Inc.                             38
  1,300 Skywest, Inc.                                     19
  1,800 Swift Transportation Co., Inc.*                   43
  2,900 Trans World Airlines, Inc.*                       22
  3,450 USFreightways, Corp.*                             89
  5,600 ValuJet, Inc.*                                    50
  3,350 Werner Enterprises, Inc.                          54
  1,300 Western Pacific Airlines, Inc.*                   11
  1,900 Xtra Corp.                                        80
  3,500 Yellow Corp.*                                     53
                                                    --------
                                                       2,041

 Shares Description                            Value
----------------------------------------------------
 WATER SUPPLY--0.4%
  1,200 Aquarion Co.                         $    30
  1,063 California Water Service Co.              42
  2,600 Culligan Water Technologies, Inc.*        97
  1,300 E'Town Corp.                              39
    700 Pennsylvania Enterprises, Inc.*           31
  2,700 Philadelphia Suburban Corp.               50
  1,360 Southern California Water Co.             32
  3,852 United Water Resources, Inc.              59
  1,200 Western Water Co.*                        22
                                             -------
                                                 402
 WHOLESALE--1.4%
  3,185 Arch Communications Group, Inc.*          35
  1,900 Bearings, Inc.                            52
  1,400 Bindley Western Industries, Inc.          25
  1,750 BMC West Corp.*                           21
  4,000 Caraustar Industries, Inc.               136
  4,000 Casey's General Stores, Inc.              69
  1,756 Castle (A. M.) & Co.                      32
        Cellular Communications of Puerto
  1,900  Rico, Inc.*                              40
  1,866 Commercial Metals Co.                     59
  3,700 Compucom Systems, Inc.*                   43
    400 Culbro Corp.*                             23
    600 Daisytek International Corp.*             21
  1,500 Discount Auto Parts, Inc.*                38
  2,600 Egghead, Inc.*                            16
  2,838 Foxmeyer Corp.*                            6
  1,162 Getty Petroleum Corp.                     19
  5,800 Handleman Co.                             48
    900 Hughes Supply, Inc.                       39
  3,100 Immunex Corp.*                            42
  2,800 International Multifoods Corp.            44
  1,800 JP Foodservice, Inc.*                     44
  3,200 Kaman Corp.                               40
  3,800 Kent Electronics Corp.*                   99
  1,200 Lawson Products, Inc.                     26
  2,700 Marshall Industries*                      84
  2,450 Microage, Inc.*                           55
  1,900 Nash-Finch Co.                            36

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                         Value
-----------------------------------------------------------------
  4,400 Owens & Minor, Inc.                              $     46
  1,800 Patterson Dental Co.*                                  47
  1,500 Peak (The) Technologies Group*                         17
  1,700 Russ Berrie & Co., Inc.                                30
  4,075 Rykoff-Sexton, Inc.                                    59
  2,400 Sciclone Pharmaceuticals, Inc.*                        20
  1,700 Smart & Final, Inc.                                    37
  4,100 TBC Corp.*                                             30
  2,300 United Stationers, Inc.*                               47
  3,100 VWR Corp.*                                             48
                                                         --------
                                                            1,573
-----------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $93,126)                                         $105,786
-----------------------------------------------------------------
 WARRANTS--0.0%
    247 Aquila Biopharmaceuticals, Inc., Exp.12/03/96*   $      0
        Milicom American Satellite Corp.,
    350  Exp. 06/30/99*                                         0
        PerSeptive Biosystems, Inc.,
     57  Exp. 08/08/97*                                         0
-----------------------------------------------------------------
 TOTAL WARRANTS
  (Cost $0)                                              $      0
-----------------------------------------------------------------
 OTHER--0.0%
  2,000 Escrow CFS Group, Inc.*                          $      0
  1,400 Escrow Millicom, Inc.*                                  0
    900 Escrow Northeast Bancorp, Inc.*                         0
  2,790 Escrow Statesman Group, Inc.*                           0
  1,700 Escrow Takecare, Inc.*                                  0
-----------------------------------------------------------------
 TOTAL OTHER
  (Cost $0)                                              $      0
-----------------------------------------------------------------

 Principal Amount Description                            Value
--------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--0.2%
                  U.S. Treasury Bills #
 $   70           4.89% Due 01/09/97                  $     69
     25           4.93% Due 01/09/97                        25
     80           4.96% Due 01/09/97                        79
     40           5.11% Due 01/09/97                        39
--------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $212)                                         $    212
--------------------------------------------------------------
 SHORT-TERM INVESTMENT--6.1%
                  Berliner Handels und Frankfurter,
                  Grand Cayman
 $6,868           5.688% Due 12/02/96                 $  6,868
--------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $6,868)                                       $  6,868
--------------------------------------------------------------
 TOTAL INVESTMENTS--99.8%
  (Cost $100,206)                                     $112,866
--------------------------------------------------------------
 Assets, less other liabilities--0.2%                      259
--------------------------------------------------------------
 NET ASSETS--100.0%                                   $113,125
--------------------------------------------------------------
--------------------------------------------------------------

OPEN FUTURES CONTRACTS:

                Number of     Contract     Contract      Contract      Unrealized
    Type        Contracts      Amount      Position     Expiration        Gain
---------------------------------------------------------------------------------
RUSSELL 2000       40          $6,935        Long        12/20/96         $172
---------------------------------------------------------------------------------

*Non-income producing security.

#Securities pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1996
(All amounts in thousands, except net asset value per unit)

                                                                                                                   Small
                                                                   Diversified  Equity    Focused  International  Company
                                                         Balanced    Growth      Index    Growth      Growth       Index
                                                         Portfolio  Portfolio  Portfolio Portfolio   Portfolio   Portfolio
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at cost                        $44,220   $106,566   $541,910  $ 94,277    $135,257    $100,206
--------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value                       $51,448   $142,731   $736,364  $114,043    $139,480    $112,866
Cash                                                          143          2          7         2          --           4
Receivables:
 Dividends and interest                                       293        200      1,557        65         143         109
 Foreign tax reclaims                                          --         --         --        --         217          --
 Fund units sold                                               15         --        108        24           5          --
 Investment securities sold                                   143         --         --        --       4,297         158
 Administrator                                                  6          8         23         7           2           8
Deferred organization costs, net                               20         15         15        27          33          14
Other assets                                                    1         --          2        --           1           1
--------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                               52,069    142,956    738,076   114,168     144,178     113,160
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to custodian                                               --         --         --        --         684          --
Payable for:
 Fund units redeemed                                           52         --        119        27           5          --
 Investment securities purchased                              596        382         27       150       5,075          --
Accrued expenses:
 Advisory fees                                                 21         63         58        73          89          18
 Administration fees                                            4         11         58         9          11           9
 Custodian fees                                                 2          2         23         1          13          --
 Transfer agent fees                                            1          1         11         1           1           1
Other liabilities                                               7          9         42         8          24           7
--------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                             683        468        338       269       5,902          35
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $51,386   $142,488   $737,738  $113,899    $138,276    $113,125
--------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital                                           $42,854    $90,550   $508,982   $82,474    $130,284     $86,770
Accumulated undistributed net investment income                49      1,355        468       111         720       1,159
Accumulated net realized gain on investments, options
 and futures                                                1,255     14,418     32,457    11,548       3,034      12,364
Net unrealized appreciation on investments and futures      7,228     36,165    195,831    19,766       4,223      12,832
Net unrealized gain on translation of other assets and
 liabilities denominated in foreign currencies                 --         --         --        --          15          --
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $51,386   $142,488   $737,738  $113,899    $138,276    $113,125
--------------------------------------------------------------------------------------------------------------------------
Total units outstanding (no par value), unlimited units
 authorized
 Class A                                                    3,690      9,892     40,255     7,337      12,998       8,081
 Class C                                                      490         --      3,213       483          --          --
 Class D                                                       19         30        477        46           9          19
--------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per unit
 Class A                                                   $12.24     $14.36     $16.79    $14.48      $10.63      $13.97
 Class C                                                   $12.24         --     $16.79    $14.47          --          --
 Class D                                                   $12.23     $14.26     $16.77    $14.37      $10.54      $13.96
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1996
(All amounts in thousands)

                                                                                     Small
                                    Diversified  Equity     Focused  International  Company
                          Balanced    Growth      Index     Growth      Growth       Index
                          Portfolio  Portfolio  Portfolio  Portfolio   Portfolio   Portfolio
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                  $  397     $ 2,151   $ 12,910    $   927     $ 2,149     $ 1,638
Interest                    1,256         146      1,191        116         293         141
--------------------------------------------------------------------------------------------
TOTAL INCOME                1,653       2,297     14,101      1,043       2,442(a)    1,779
--------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees      363       1,118      1,810      1,116       1,362         424
Administration fees           114         310        780        250         305         258
Custodian fees                 21          27        154         22         170          67
Transfer agent fees             9          14         92         13          14          12
Registration fees              17          25         42         23          46          27
Professional fees               5          15         45          5          14           9
Trustee fees                    2           4         18          2           6           5
Amortization of deferred
 organization costs            10          13         13         17          15          13
Unitholder Servicing
 Fees                           7           1         54          4          --          --
Other                          10          16         86         14          17          20
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                558       1,543      3,094      1,466       1,949         835
Less voluntary waivers
 of:
 Investment advisory
  fees                       (136)       (349)    (1,207)      (305)       (272)       (212)
 Administration fees          (69)       (171)      (176)      (148)       (169)       (152)
Less: Expenses reimburs-
 able by Administrator        (66)        (98)      (307)       (80)        (55)       (135)
--------------------------------------------------------------------------------------------
Net expenses                  287         925      1,404        933       1,453         336
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       1,366       1,372     12,697        110         989       1,443
Net realized gains on:
 Investment transactions    1,703      14,070     30,814     11,332       8,918      12,772
 Futures transactions          --          --      5,198        140          --          74
 Foreign currency trans-
  actions                      --          --         --         --          24          --
 Options                      131         383         --         76          --          --
Net change in unrealized
 appreciation on
 investments and futures    2,874      10,529    100,945      5,017       3,186         976
Net change in unrealized
 losses on translation
 of other assets and li-
 abilities denominated
 in
 foreign currencies            --          --         --         --         (22)         --
--------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS RESULTING FROM
 OPERATIONS                $6,074     $26,354   $149,654    $16,675     $13,095     $15,265
--------------------------------------------------------------------------------------------

(a) Net of $119 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1996 and 1995
(All amounts in thousands)

                                            Balanced       Diversified Growth
                                            Portfolio           Portfolio
                                         ----------------  --------------------
                                          1996     1995      1996       1995
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                   $ 1,366  $ 1,217  $   1,372  $   1,779
 Net realized gains (losses) on invest-
  ments, options,
 futures, and foreign currency transac-
  tions                                    1,834      587     14,453      3,960
 Net change in unrealized appreciation
  (depreciation) on:
 Investments and futures transactions      2,874    4,957     10,529     27,492
 Forward foreign currency contracts           --       --         --         --
 Net change in unrealized gains (loss-
  es) on translations of other assets
  and liabilities denominated in for-
  eign currencies                             --       (5)        --        364
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                 6,074    6,756     26,354     33,595
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A UNITHOLDERS
 FROM:
 Net investment income                    (1,231)  (1,221)    (1,750)    (1,361)
 Net realized gain on investment and
  futures transactions                        --       --     (1,919)        --
--------------------------------------------------------------------------------
Total distributions to Class A
 unitholders                              (1,231)  (1,221)    (3,669)    (1,361)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C UNITHOLDERS:
 Net investment income                      (132)      --         --         --
 Net realized gain on investment and
  futures transactions                        --       --         --         --
--------------------------------------------------------------------------------
Total distributions to Class C
 unitholders                                (132)      --         --         --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D UNITHOLDERS:
 Net investment income                        (2)      --         (2)        (1)
 Net realized gain on investment and
  futures transactions                        --       --         (3)        --
--------------------------------------------------------------------------------
Total distributions to Class D
 unitholders                                  (2)      --         (5)        (1)
--------------------------------------------------------------------------------
CLASS A UNIT TRANSACTIONS:
 Proceeds from the sale of units          11,431   10,695     14,860     32,849
 Reinvested distributions                  1,076    1,179      3,424      1,264
 Cost of units redeemed                  (10,419)  (9,974)   (45,585)   (84,547)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class A unit transac-
 tions                                     2,088    1,900    (27,301)   (50,434)
--------------------------------------------------------------------------------
CLASS C UNIT TRANSACTIONS:
 Proceeds from the sale of units           6,132       --         --         --
 Reinvested distributions                    132       --         --         --
 Cost of units redeemed                     (797)      --         --         --
--------------------------------------------------------------------------------
Net increase in net assets resulting
 from Class C unit transactions            5,467       --         --         --
--------------------------------------------------------------------------------
CLASS D UNIT TRANSACTIONS:
 Proceeds from the sale of units             232       --        227        185
 Reinvested distributions                      2       --          5         --
 Cost of units redeemed                       (9)      --        (75)       (35)
--------------------------------------------------------------------------------
Net increase in net assets resulting
 from Class D unit transactions              225       --        157        150
--------------------------------------------------------------------------------
Net increase (decrease)                   12,489    7,435     (4,464)   (18,051)
Net assets--beginning of year             38,897   31,462    146,952    165,003
--------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                  $51,386  $38,897  $ 142,488  $ 146,952
--------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVEST-
 MENT INCOME                                 $49      $48     $1,355     $1,735
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

   Equity Index         Focused Growth       International      Small Company
     Portfolio             Portfolio       Growth Portfolio    Index Portfolio
---------------------  ------------------  ------------------  -----------------
  1996        1995       1996      1995      1996        1995    1996     1995
---------------------------------------------------------------------------------
$  12,697   $   9,656  $    110  $    349  $    989  $  1,794  $  1,443  $ 1,130
   36,012      13,989    11,548     5,691     8,942    (4,915)   12,846    5,913
  100,945      94,961     5,017    13,082     3,186       754       976   13,771
       --          --        --        --        --       (62)       --       --
       --          --        --       (24)      (22)       35        --       --
---------------------------------------------------------------------------------
  149,654     118,606    16,675    19,098    13,095    (2,394)   15,265   20,814
---------------------------------------------------------------------------------
  (11,982)     (9,464)     (317)     (147)   (2,919)     (684)   (1,002)  (1,027)
  (15,194)     (5,459)   (1,293)       --        --      (510)   (5,764)  (3,919)
---------------------------------------------------------------------------------
  (27,176)    (14,923)   (1,610)     (147)   (2,919)   (1,194)   (6,766)  (4,946)
---------------------------------------------------------------------------------
     (603)        (93)       --        --        --        --        --       --
     (570)         --        --        --        --        --        --       --
---------------------------------------------------------------------------------
   (1,173)        (93)       --        --        --        --        --       --
---------------------------------------------------------------------------------
      (60)         (6)       (2)       --        (1)       --        (1)      --
      (26)         --        (8)       --        --        --        (2)      --
---------------------------------------------------------------------------------
      (86)         (6)      (10)       --        (1)       --        (3)      --
---------------------------------------------------------------------------------
  338,095     216,653    32,348    27,342    28,193    63,136    28,946   17,266
   24,880      13,649     1,413       100     2,297       962     6,297    4,615
 (279,296)   (135,290)  (27,923)  (18,063)  (51,182)  (45,016)  (25,770) (19,967)
---------------------------------------------------------------------------------
   83,679      95,012     5,838     9,379   (20,692)   19,082     9,473    1,914
---------------------------------------------------------------------------------
   52,571      18,118     6,934        --        --        --        --       --
    1,029          94        --        --        --        --        --       --
  (25,869)       (427)     (598)       --        --        --        --       --
---------------------------------------------------------------------------------
   27,731      17,785     6,336        --        --        --        --       --
---------------------------------------------------------------------------------
     6392         762       168       459        71        24       223       43
       86           6        10        --        --        --         3       --
     (332)         (6)      (96)       (2)       (2)       (6)      (13)      (2)
---------------------------------------------------------------------------------
    6,146         762        82       457        69        18       213       41
---------------------------------------------------------------------------------
  238,775     217,143    27,311    28,787   (10,448)   15,512    18,182   17,823
  498,963     281,820    86,588    57,801   148,724   133,212    94,943   77,120
---------------------------------------------------------------------------------
$ 737,738   $ 498,963  $113,899  $ 86,588  $138,276  $148,724  $113,125  $94,943
---------------------------------------------------------------------------------
     $468        $416      $111      $320      $720    $2,579    $1,159     $724
---------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                          Balanced Portfolio
                          ---------------------------------------------------------
                                       Class A                   Class C   Class D
                          -------------------------------------  --------  --------
                           1996     1995      1994     1993 (a)  1996 (b)  1996 (c)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 11.05  $  9.50  $  10.22   $ 10.00   $ 11.12   $ 11.34
Income (Loss) from in-
 vestment operations:
 Net investment income       0.34     0.34      0.24      0.09      0.29      0.22
 Net realized and
  unrealized gain (loss)
  on investments and op-
  tions                      1.19     1.55     (0.72)     0.22      1.12      0.96
-----------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.53     1.89     (0.48)     0.31      1.41      1.18
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.34)   (0.34)    (0.22)    (0.09)    (0.29)    (0.29)
 Net realized gain on
  investments and op-
  tions                        --       --     (0.02)       --        --        --
-----------------------------------------------------------------------------------
Total distributions to
 unitholders                (0.34)   (0.34)    (0.24)    (0.09)    (0.29)    (0.29)
-----------------------------------------------------------------------------------
Net increase (decrease)      1.19     1.55     (0.72)     0.22      1.12      0.89
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 12.24  $ 11.05  $   9.50   $ 10.22   $ 12.24   $ 12.23
-----------------------------------------------------------------------------------
Total return (d)            14.07%   20.22%    (4.76)%    3.12%    12.72%    10.55%
Ratio to average net as-
 sets of: (e)
 Expenses, net of waiv-
  ers and reimbursements     0.61%    0.61%     0.61%     0.61%     0.85%     1.00%
 Expenses, before waiv-
  ers and reimbursements     1.20%    1.28%     1.50%     1.62%     1.44%     1.59%
 Net investment income,
  net of waivers and re-
  imbursements               3.03%    3.36%     2.56%     2.20%     2.80%     2.78%
 Net investment income,
  before waivers and re-
  imbursements               2.44%    2.69%     1.68%     1.19%     2.21%     2.19%
Portfolio turnover rate    104.76%   93.39%    75.69%    35.03%   104.76%   104.76%
Average commission rate
 per share                $0.0718       NA        NA        NA   $0.0718   $0.0718
Net assets at end of pe-
 riod (in thousands)      $45,157  $38,897  $ 31,462   $15,928   $ 5,997   $   232
-----------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Class C units were issued on December 29, 1995.
(c) Class D units were issued on February 20, 1996.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                         Diversified Growth Portfolio
                          ------------------------------------------------------------------
                                        Class A                            Class D
                          ---------------------------------------  -------------------------
                            1996      1995      1994     1993 (a)   1996     1995   1994 (b)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  12.20  $   9.88  $  10.65   $  10.00  $ 12.16  $ 9.88   $10.41
Income (Loss) from in-
 vestment operations:
 Net investment income        0.14      0.15      0.09       0.09     0.11    0.11     0.01
 Net realized and
  unrealized gain (loss)
  on investments
  and options                 2.33      2.26     (0.83)      0.65     2.29    2.25    (0.54)
---------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        2.47      2.41     (0.74)      0.74     2.40    2.36    (0.53)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.15)    (0.09)    (0.01)     (0.09)   (0.14)  (0.08)      --
 Net realized gain on
  investments and op-
  tions                      (0.16)       --     (0.02)        --    (0.16)     --       --
---------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.31)    (0.09)    (0.03)     (0.09)   (0.30)  (0.08)      --
---------------------------------------------------------------------------------------------
Net increase (decrease)       2.16      2.32     (0.77)      0.65     2.10    2.28    (0.53)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  14.36  $  12.20  $   9.88   $  10.65  $ 14.26  $12.16   $ 9.88
---------------------------------------------------------------------------------------------
Total return (c)             20.83%    24.55%    (6.98)%     7.38%   20.39%  24.19%   (5.14)%
Ratio to average net as-
 sets of: (d)
 Expenses, net of waiv-
  ers and reimbursements      0.66%     0.69%     0.67%      0.71%    1.05%   1.08%    1.05%
 Expenses, before waiv-
  ers and reimbursements      1.10%     1.12%     1.08%      1.13%    1.49%   1.51%    1.46%
 Net investment income,
  net of waivers and
  reimbursements              0.98%     1.16%     0.77%      1.04%    0.59%   0.73%    0.94%
 Net investment income,
  before waivers and
  reimbursements              0.54%     0.73%     0.35%      0.62%    0.15%   0.30%    0.53%
Portfolio turnover rate      59.99%    81.65%    78.94%    140.88%   59.99%  81.65%   78.94%
Average commission rate
 per share                $ 0.0655        NA        NA         NA  $0.0655      NA       NA
Net assets at end of pe-
 riod (in thousands)      $142,055  $146,731  $164,963   $199,053  $   433  $  221   $   40
---------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,


                                                     Equity Index Portfolio
                          ------------------------------------------------------------------------------------
                                        Class A                       Class C                Class D
                          --------------------------------------  -----------------  -------------------------
                            1996      1995      1994    1993 (a)   1996    1995 (b)   1996     1995   1994 (c)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-   $  13.86  $  10.60  $  10.78  $  10.00  $ 13.86  $ 13.43   $ 13.83  $10.60   $10.96
 NING OF PERIOD
Income (Loss) from in-
 vestment
 operations:
 Net investment income        0.31      0.30      0.27      0.22     0.28     0.05      0.27    0.25     0.02
 Net realized and
  unrealized gain (loss)
  on investments and
  futures                     3.36      3.47     (0.18)     0.78     3.35     0.45      3.36    3.47    (0.31)
---------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        3.67      3.77      0.09      1.00     3.63     0.50      3.63    3.72    (0.29)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.31)    (0.30)    (0.27)    (0.22)   (0.27)   (0.07)    (0.26)  (0.28)   (0.07)
 Net realized gain on
  investments and
  futures                    (0.43)    (0.21)       --        --    (0.43)      --     (0.43)  (0.21)      --
---------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.74)    (0.51)    (0.27)    (0.22)   (0.70)   (0.07)    (0.69)  (0.49)   (0.07)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)       2.93      3.26     (0.18)     0.78     2.93     0.43      2.94    3.23    (0.36)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  16.79  $  13.86  $  10.60  $  10.78  $ 16.79  $ 13.86   $ 16.77  $13.83   $10.60
---------------------------------------------------------------------------------------------------------------
Total return (d)             27.53%    36.60%     0.87%    10.08%   27.24%    3.94%    27.20%  36.20%   (2.68)%
Ratio to average net
 assets of: (e)
 Expenses, net of
  waivers and
  reimbursements              0.22%     0.22%     0.23%     0.21%    0.46%    0.46%     0.61%   0.61%    0.60%
 Expenses, before
  waivers and
  reimbursements              0.50%     0.54%     0.59%     0.66%    0.74%    0.78%     0.89%   0.93%    0.96%
 Net investment income,
  net of waivers and
  reimbursements              2.12%     2.54%     2.62%     2.62%    1.89%    2.29%     1.78%   2.07%    2.67%
 Net investment income,
  before waivers and
  reimbursements              1.84%     2.22%     2.25%     2.17%    1.61%    1.97%     1.50%   1.75%    2.31%
Portfolio turnover rate      18.02%    15.27%    71.98%     2.06%   18.02%   15.27%    18.02%  15.27%   71.98%
Average commission rate
 per share                $ 0.0228        NA        NA        NA  $0.0228       NA   $0.0228      NA       NA
Net assets at end of
 period (in thousands)    $675,804  $479,763  $281,817  $219,282  $53,929  $18,390   $ 8,005  $  810   $    3
---------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class C units were issued on September 28, 1995.
(c) Class D units were issued on September 14, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                           Focused Growth Portfolio
                          -----------------------------------------------------------------------
                                       Class A                      Class C        Class D
                          ---------------------------------------   --------   ------------------
                            1996      1995      1994     1993 (a)   1996 (b)    1996     1995 (c)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD:            $12.53     $9.79    $10.43    $10.00    $ 13.46    $ 12.48     $9.55
Income (Loss) from in-
 vestment operations:
 Net investment income
  (loss)                      0.02      0.05      0.02      0.01      (0.01)     (0.03)     0.02
 Net realized and
  unrealized gain (loss)
  on investments,
  futures and options         2.17      2.71     (0.66)     0.43       1.02       2.15      2.93
--------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        2.19      2.76     (0.64)     0.44       1.01       2.12      2.95
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.05)    (0.02)       --     (0.01)        --      (0.04)    (0.02)
 Net realized gain on
  investments, futures
  and options                (0.19)       --        --        --         --      (0.19)       --
--------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.24)    (0.02)       --     (0.01)        --      (0.23)    (0.02)
--------------------------------------------------------------------------------------------------
Net increase (decrease)       1.95      2.74     (0.64)     0.43       1.01       1.89      2.93
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                     $14.48    $12.53     $9.79    $10.43     $14.47     $14.37    $12.48
--------------------------------------------------------------------------------------------------
Total return (d)             17.82%    28.38%    (6.15)%    4.33%      7.51%     17.42%    30.97%
Ratio to average net as-
 sets of: (e)
 Expenses, net of waiv-
  ers and reimbursements      0.91%     0.91%     0.91%     0.91%      1.15%      1.30%     1.30%
 Expenses, before waiv-
  ers and reimbursements      1.43%     1.47%     1.55%     1.88%      1.67%      1.82%     1.86%
 Net investment income
  (loss), net of waivers
  and reimbursements          0.12%     0.46%     0.24%     0.14%     (0.12)%    (0.28)%   (0.11)%
 Net investment loss,
  before waivers and
  reimbursements             (0.40)%   (0.10)%   (0.39)%   (0.83)%    (0.64)%    (0.80)%   (0.67)%
Portfolio turnover rate     116.78%    85.93%    74.28%    27.48%    116.78%    116.78%    85.93%
Average commission rate
 per share                $ 0.0730        NA        NA        NA    $0.0730    $0.0730        NA
Net assets at end of pe-
 riod (in thousands)      $106,250   $86,099   $57,801   $32,099     $6,993       $656      $489
--------------------------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Class C units were issued on June 14, 1996.
(c) Class D units were issued on December 8, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                   International Growth Portfolio
                          --------------------------------------------------------
                                   Class A                      Class D
                          -----------------------------  -------------------------
                            1996      1995     1994(a)    1996     1995    1994(b)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $   9.88  $  10.21   $  10.00  $  9.83  $10.21   $10.47
Income (loss) from in-
 vestment operations:
 Net investment income        0.10      0.12       0.05     0.01    0.19       --
 Net realized and
  unrealized gain (loss)
  on investments
  and foreign currency
  transactions                0.87     (0.36)      0.16     0.92   (0.48)   (0.26)
-----------------------------------------------------------------------------------
Total income (loss) from
 investment operations        0.97     (0.24)      0.21     0.93   (0.29)   (0.26)
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.22)    (0.05)        --    (0.22)  (0.05)      --
 Net realized gain on
  investments and for-
  eign currency transac-
  tions                         --     (0.04)        --       --   (0.04)      --
-----------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.22)    (0.09)        --    (0.22)  (0.09)      --
-----------------------------------------------------------------------------------
Net increase (decrease)       0.75     (0.33)      0.21     0.71   (0.38)   (0.26)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  10.63  $   9.88   $  10.21  $ 10.54  $ 9.83   $10.21
-----------------------------------------------------------------------------------
Total return (c)              9.96%    (2.32)%     2.11%    9.59%  (2.78)%  (2.56)%
Ratio to average net as-
 sets of: (d)
 Expenses, net of waiv-
  ers and reimbursements      1.06%     1.06%      1.04%    1.45%   1.45%    1.35%
 Expenses, before waiv-
  ers and reimbursements      1.43%     1.38%      1.47%    1.82%   1.77%    1.78%
 Net investment income,
  net of waivers and re-
  imbursements                0.73%     1.22%      0.76%    0.44%   2.01%      --
 Net investment income
  (loss), before waivers
  and reimbursements          0.36%     0.90%      0.33%    0.07%   1.69%   (0.43)%
Portfolio turnover rate     202.47%   215.31%     77.79%  202.47% 215.31%   77.79%
Average commission rate
 per share                $ 0.0292        NA         NA  $0.0292      NA       NA
Net assets at end of pe-
 riod (in thousands)      $138,182  $148,704   $133,212  $    94  $   20       --
-----------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                    Small Company Index Portfolio
                          --------------------------------------------------------
                                       Class A                       Class D
                          -------------------------------------  -----------------
                            1996     1995     1994     1993 (a)   1996    1995 (b)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  12.98  $ 10.86  $ 11.29   $ 10.00   $ 12.95  $ 10.51
Income (Loss) from in-
 vestment operations:
 Net investment income        0.19     0.16     0.14      0.11      0.13     0.18
 Net realized and
  unrealized gain (loss)
  on investments and
  futures                     1.75     2.67    (0.30)     1.29      1.83     2.96
----------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.94     2.83    (0.16)     1.40      1.96     3.14
----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.14)   (0.15)   (0.02)    (0.11)    (0.14)   (0.14)
 Net realized gain on
  investments and
  futures transactions       (0.81)   (0.56)   (0.25)       --     (0.81)   (0.56)
----------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.95)   (0.71)   (0.27)    (0.11)    (0.95)   (0.70)
----------------------------------------------------------------------------------
Net increase (decrease)       0.99     2.12    (0.43)     1.29      1.01     2.44
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  13.97  $ 12.98  $ 10.86   $ 11.29   $ 13.96  $ 12.95
----------------------------------------------------------------------------------
Total return (c)             15.96%   27.76%   (1.54)%   14.09%    16.20%   31.62%
Ratio to average net as-
 sets of: (d)
 Expenses, net of waiv-
  ers and reimbursements      0.32%    0.32%    0.33%     0.31%     0.71%    0.71%
 Expenses, before waiv-
  ers and reimbursements      0.79%    0.81%    0.86%     1.02%     1.18%    1.20%
 Net investment income,
  net of waivers and re-
  imbursements                1.36%    1.31%    1.27%     1.25%     1.02%    0.90%
 Net investment income,
  before waivers and re-
  imbursements                0.89%    0.82%    0.74%     0.54%     0.55%    0.41%
Portfolio turnover rate      46.26%   38.46%   98.43%    26.31%    46.26%   38.46%
Average commission rate
 per share                $ 0.0257       NA       NA        NA   $0.0257       NA
Net assets at end of pe-
 riod (in thousands)      $112,856  $94,899  $77,120   $54,763   $   269  $    44
----------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on December 8, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
November 30, 1996
1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end manage-ment investment company. The Trust includes sixteen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs &
Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Pre-sented herein are the financial statements of the equity portfolios ("the Portfolios").
 Each of the equity portfolios may issue four separate classes: Class A, B, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of November 30, 1996, Class A, Class C and Class D units are outstanding for certain portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP re-quires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Ac-tual results could differ from those estimates.

(a) Investment Valuation
Investments held by a portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if any securi-ties are not traded on a valuation date, at the last quoted bid price. Securi-ties which are traded in the over-the-counter markets are valued at the last quoted bid price. Exchange traded futures and options are valued at the set-tlement price as established by the exchange on which they are traded. Index futures are marked to market on a daily basis. Any securities, including re-stricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the su-pervision of the Board of Trustees ("Board"). Short-term investments are val-ued at amortized cost which Northern has determined, pursuant to Board autho-rization, approximates market value.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(c) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange pre-vailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on invest-ments.

(d) Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date and interest income is re-corded on the accrual basis and includes amortization of discounts and premi-ums. Dividends from foreign securities are recorded on the ex-date, or as soon as the information is available.

-------------------------------------------------------------------------------

(e) Forward Foreign Currency Exchange Contracts
Certain portfolios are authorized to enter into forward foreign currency ex-change contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Growth Portfolio may enter into foreign currency exchange contracts for speculative purposes. The objective of the Portfolio's foreign currency hedging transac-tions is to reduce the risk that the U.S. dollar value of the Portfolio's for-eign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The port-folio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inabil-ity of counterparties to meet the terms of their contracts and from unantici-pated movements in the value of a foreign currency relative to the U.S. dol-lar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all re-lated and offsetting transactions are considered.

(f) Federal Taxes
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1996, the Trust's most recent tax year end, there were no capital loss carryforwards for U.S. federal tax purposes.

(g) Deferred Organization Costs
Organization related costs are being amortized on a straight-line basis over five years.

(h) Expenses
Expenses arising in connection with a specific portfolio are allocated to that portfolio. Certain expenses arising in connection with a class of units are allocated to that class of units. Expenses incurred which do not specifically relate to an individual portfolio are allocated among the portfolios based on each portfolio's relative net assets.

(i) Distributions
Dividends from net investment income are declared and paid as follows:

-------------------------------
Balanced              Quarterly
Diversified Growth     Annually
Equity Index          Quarterly
Focused Growth         Annually
International Growth   Annually
Small Company Index    Annually
-------------------------------

 Each portfolio's net realized capital gains are distributed at least annual-ly. Income dividends and capital gain distributions are determined in accor-dance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting prin-ciples.

 Distributions of short-term and long-term capital gains were declared and paid December 24, 1996 to unitholders of record on December 23, 1996, as fol-lows:

                      Short-Term Long-Term
                       Capital    Capital
                         Gain      Gain     Total
--------------------------------------------------
Balanced                    --    $0.3085  $0.3085
Diversified Growth     $0.5764     0.8847   1.4611
Equity Index            0.0188     0.8107   0.8295
Focused Growth          0.3562     1.3199   1.6761
International Growth    0.3956     0.0519   0.4475
Small Company Index     0.4540     1.1386   1.5926
--------------------------------------------------

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1996

(j) Reclassifications
The International Growth Portfolio reclassified approximately $48,000 from ac-cumulated net realized gain on investment transactions, and $24,000 from net realized gain on foreign currency transactions to accumulated undistributed net investment income. The Small Company Index Portfolio reclassified approxi-mately $5,000 from undistributed net investment income to accumulated net re-alized gain on investment transactions. These reclassifications had no impact on the net asset value of the Portfolios and are designed to present those Portfolio's capital accounts on a tax basis.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
The Trust has an investment advisory agreement with Northern whereby each portfolio pays Northern a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current fiscal year, Northern voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the year ended November 30, 1996, are as follows:

                                        Net
                      Advisory Less:  Advisory
                        Fee    Waiver   Fee
----------------------------------------------
Balanced                 .80%   .30%    .50%
Diversified Growth       .80    .25     .55
Equity Index             .30    .20     .10
Focused Growth          1.10    .30     .80
International Growth    1.00    .20     .80
Small Company Index      .40    .20     .20
----------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .05%, .10% and .15% of the average daily net asset value of the outstanding Class A, B, C and D units, respectively, of the portfolios.
 As compensation for the services rendered as custodian, including the assump-tion by Northern of the expenses related thereto, Northern receives compensa-tion based on a pre-determined schedule of charges approved by the Board.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement with Goldman Sachs whereby each portfolio pays the Administrator a fee, computed daily and payable monthly, based on the average net assets of each portfolio at the rates set forth be-low:

Average net assets                Rate
---------------------------------------
For the first $100,000,000        .250%
For the next $200,000,000         .150
For the next $450,000,000         .075
For net assets over $750,000,000  .050
---------------------------------------

 For the current fiscal year, Goldman Sachs voluntarily agreed to limit admin-istration fees to .10% of average daily net assets for each portfolio. In ad-dition, Goldman Sachs agreed to waive a portion of its administrative fees should overall administration fees earned during the preceding year exceed certain specified levels. No waiver was required under this agreement during the year ended November 30, 1996. Furthermore, Goldman Sachs has agreed to re-imburse each portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of its average daily net assets for the Balanced, Diversified Growth, Equity Index, Focused Growth and Small Company Index Portfolios and .25% of the average daily net assets for the In-ternational Growth Portfolio.
 The administration fees waived and expenses reimbursed during the year ended November 30, 1996 are shown on the accompanying Statements of Operations.

 Goldman Sachs receives no compensation under the distribution agreement.

-------------------------------------------------------------------------------

5. UNITHOLDER SERVICING PLAN
The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain unitholder administrative support serv-ices for their customers or other investors who beneficially own Class B, C and D units. As compensation under the Unitholder Servicing Plan, the institu-tion or other financial intermediary receives a fee at an annual rate of up to
 .10%, .15% and .25% of the average daily net asset value of the outstanding Class B, C and D units, respectively.

6. FUTURES CONTRACTS
Each portfolio may invest in long equity index or currency futures to maintain liquidity or short futures contracts for hedging purposes. The portfolios bear the market risk arising from changes in the value of these financial instru-ments. At the time a portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily ba-sis, between the portfolio and the broker. The Statements of Operations re-flects gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.
 At November 30, 1996, the Equity Index and Small Company Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of investments pledged to cover margin requirements for open positions at November 30, 1996 was approximately $1,863,000 and $212,000 for the Equity Index and Small Company Index Portfolios, respectively.

7. OPTIONS CONTRACTS
Each Portfolio may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies, and U.S. and foreign securi-ties that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging (or cross-hedging ) pur-poses or for the purposes of earning additional income.
 The risk associated with purchasing an option is that the portfolio pays a premium whether or not the option is exercised. Additionally, the portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of se-curities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
 In writing an option, the portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the portfolio could result in the portfolio selling or buying a security or currency at a price different from the current market value. Transactions in written call options for the year ended November 30, 1996 for the Balanced, Diversified Growth and Focused Growth Portfolios were as follows:

                                                   Diversified Focused
Premiums                                  Balanced   Growth    Growth
----------------------------------------------------------------------
                                                 (In thousands)
Options outstanding, beginning of period   $ --       $ --     $  --
Options written                              169        383     1,203
Options terminated in closing purchase
 transactions                                (38)       --     (1,127)
Options expired                             (131)      (383)      (76)
----------------------------------------------------------------------
Options outstanding, end of period         $ --       $ --     $  --
----------------------------------------------------------------------

 The Portfolios did not write put options during the year ended November 30, 1996.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1996

8. INVESTMENT TRANSACTIONS
Investment transactions for the year ended November 30, 1996 (excluding short-term investments) were as follows:

                                              Proceeds
                                             from sales   Proceeds
                                                 and     from sales
                       Purchases             maturities     and
                        of U.S.   Purchases    of U.S.   maturities
                      Government   of other  Government   of other
                      Obligations securities Obligations securities
-------------------------------------------------------------------
                                     (in thousands)
Balanced                $25,380    $ 26,459    $20,152    $ 24,199
Diversified Growth          --       82,570        --      112,306
Equity Index                --      211,463        --      104,654
Focused Growth              --      126,812        --      116,129
International Growth        --      264,292        --      291,224
Small Company Index         --       47,979        --       48,418
-------------------------------------------------------------------

 As of November 30, 1996, the composition of unrealized appreciation (depreci-ation) of investment securities (including the effects of foreign currency translation) based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                             Cost for
                                                             Federal
                                                              Income
                                                    Net        Tax
                      Appreciation Depreciation Appreciation Purposes
---------------------------------------------------------------------
                                      (in thousands)
Balanced                $  7,396     $   196      $  7,200   $ 44,248
Diversified Growth        38,097       1,944        36,153    106,578
Equity Index             203,920      10,500       193,420    542,944
Focused Growth            22,474       2,733        19,741     94,302
International Growth       8,829       6,914         1,915    137,565
Small Company Index       23,090      10,430        12,660    100,206
---------------------------------------------------------------------

9. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 Interest expense for the year ended November 30, 1996 was approximately $2,000, $53,000, $3,000, $9,000 and $7,000 for the Diversified Growth, Equity
Index, Focused Growth, International Growth, and Small Company Index Portfo-lios, respectively. These amounts are included in other expenses on the State-ments of Operations.
 As of November 30, 1996, there were no outstanding borrowings.

10. UNIT TRANSACTIONS
 Transactions in Class A units for the year ended November 30, 1996 were as follows:

                                                          Net
                              Reinvested                increase
                      Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------
                                    (in thousands)
Balanced                 989        93          911         171
Diversified Growth     1,187       290        3,615      (2,138)
Equity Index          22,992     1,743       19,101       5,634
Focused Growth         2,500       117        2,151         466
International Growth   2,737       230        5,018      (2,051)
Small Company Index    2,188       516        1,933         771
-----------------------------------------------------------------

--------------------------------------------------------------------------------

 Transactions in Class A units for the year ended November 30, 1995 were as follows:

                                                          Net
                              Reinvested                increase
                      Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------
                                    (in thousands)
Balanced               1,054       114          959         209
Diversified Growth     3,123       128        7,920      (4,669)
Equity Index          17,925     1,174       11,059       8,040
Focused Growth         2,560        10        1,605         965
International Growth   6,479        97        4,573       2,003
Small Company Index    1,491       451        1,736         206
-----------------------------------------------------------------

 Transactions in Class C units for the year ended November 30, 1996 were as follows:

                       Reinvested                 Net
                Sales distributions Redemptions increase
--------------------------------------------------------
                             (in thousands)
Balanced          548       11            69       490
Equity Index    3,499       70         1,685     1,884
Focused Growth    529        0            46       483
--------------------------------------------------------

 Transactions in the Class C units for the year ended November 30, 1995 were as follows:

                     Reinvested                 Net
              Sales distributions Redemptions increase
------------------------------------------------------
                           (in thousands)
Equity Index  1,353        7           31      1,239

--------------------------------------------------------------------------------

 Transactions in Class D units for the year ended November 30, 1996 were as follows:

                             Reinvested                 Net
                      Sales distributions Redemptions increase
--------------------------------------------------------------
                                   (in thousands)
Balanced                20        --            1        19
Diversified
 Growth                 17         1            6        12
Equity Index           436         6           24       418
Focused Growth          13         1            7         7
International Growth     7        --           --         7
Small Company Index     17        --            1        16

--------------------------------------------------------------------------------

 Transactions in Class D units for the year ended November 30, 1995 were as follows:

                           Reinvested                 Net
                    Sales distributions Redemptions increase
------------------------------------------------------------
                                 (in thousands)
Diversified Growth    17        --            3        14
Equity Index          58         1            1        58
Focused Growth        39        --           --        39
Small Company
 Index                 3        --           --         3

--------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
To the Unitholders and Trustees of
The Benchmark Funds
Equity Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Balanced, Diversified Growth, Equity Index, Focused Growth, International Growth and Small Company Index Portfolios, comprising the Equity Portfolios of The Benchmark Funds, as of November 30, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investments owned at November 30, 1996 by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Balanced, Diversified Growth, Equity Index, Focused Growth, International Growth and Small Company Index Portfolio, comprising the Equity Portfolios of The Benchmark Funds, at November 30, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

                                                            Ernst & Young LLP

Chicago, Illinois
January 21, 1997

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
Frederick T. Kelsey
Richard P. Strubel

Officers

Paul W. Klug, Jr., President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

Independent Auditors

Ernst & Young LLP
233 S. Wacker Drive
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107



 This Annual Report is
authorized for distribution to
prospective investors only
when preceded or accompanied
by a Prospectus which contains
facts concerning the
objectives and policies,
management, expenses and other
information.
The
Benchmark
Funds
Equity
Portfolios



          Annual Report
          November 30, 1996

PART C.

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

Included in the Prospectus:

None

Incorporated by reference in the Statement of Additional Information:

Statement of Investments as of May 31, 1997 (unaudited) for the Short Duration*, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Diversified Growth, Equity Index, Focused Growth, International Equity Index, International Growth and Small Company Index Portfolios.

Statement of Assets and Liabilities as of May 31, 1997 (unaudited) for the Short Duration*, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Diversified Growth, Equity Index, Focused Growth, International Equity Index, International Growth and Small Company Index Portfolios.

Statement of Operations for the six months ended May 31, 1997 (unaudited) for the Short Duration*, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Diversified Growth, Equity Index, Focused Growth, International Equity Index, International Growth and Small Company Index Portfolios.

Statement of Changes in Net Assets for the six months ended May 31, 1997 (unaudited)and for the year ended November 30, 1996 for the Short Duration*, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Diversified Growth, Equity Index, Focused Growth, International Equity Index, International Growth and Small Company Index Portfolios.

Statement of Investments as of November 30, 1996 for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Diversified Growth, Equity Index, Focused Growth, International Growth and Small Company Index Portfolios.

Statement of Assets and Liabilities as of November 30, 1996 for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Diversified Growth, Equity Index, Focused Growth, International Growth and Small Company Index Portfolios.

_____________________________

* Financial Statements for the periods indicated are included for the Short Duration Portfolio as they were prepared jointly with the financial statements for the other Portfolios. The Short Duration Portfolio terminated operations on June 30, 1997.

Statement of Operations for the year ended November 30, 1996 for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Diversified Growth, Equity Index, Focused Growth, International Growth and Small Company Index Portfolios.

Statement of Changes in Net Assets for the years ended November 30, 1996 and November 30, 1995 for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Diversified Growth, Equity Index, Focused Growth, International Growth and Small Company Index Portfolios.

(b)Exhibits

The following exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed (Reference A), to Pre-Effective Amendment No. 1 (Reference B), to Post-Effective Amendment No. 1 to such Registration Statement (Reference C), to Post-Effective Amendment No. 2 to such Registration Statement (Reference D), to Post-Effective Amendment No. 4 to such Registration Statement (Reference E), to Post-Effective Amendment No. 7 to such Registration Statement (Reference F), to Post-Effective Amendment No. 11 to such Registration Statement (Reference G), to Post-Effective Amendment No. 12 to such Registration Statement (Reference H), to Post-Effective Amendment No. 13 to such Registration Statement (Reference I), to Post-Effective Amendment No. 16 to such Registration Statement (Reference J), to Post-Effective Amendment No. 17 to such Registration Statement (Reference K), to Post-Effective Amendment No. 19 to such Registration Statement (Reference L), to Post-Effective Amendment No. 20 to such Registration Statement (Reference M), to Post-Effective Amendment No. 21 to such Registration Statement (Reference N), to Post-Effective Amendment No. 22 to such Registration Statement (Reference O) , to Post-Effective Amendment No. 23 to such Registration Statement (Reference P), to Post-Effective Amendment No. 25 to such Registration Statement (Reference Q), to Post-Effective Amendment No. 26 to such Registration Statement (Reference R), to Post-Effective Amendment No. 27 to such Registration Statement (Reference S), to Post-Effective Amendment No. 28 to such Registration Statement (Reference T), to Post Effective Amendment No. 32 to such Registration Statement (Reference U) and to Post Effective Amendment No. 34 to such Registration Statement (Reference V).

1 -   Agreement and Declaration of Trust dated July 15, 1982 (Reference A).

1(a)- Amendment No. 1 dated November 22, 1982 to Agreement and Declaration of
      Trust (Reference A).

1(b)- Amendment No. 2 dated April 21, 1983 to Agreement and Declaration of Trust
      (Reference B).

1(c)- Amendment No. 3 dated May 19, 1983 to Agreement and Declaration of Trust
      (Reference B).

1(d)- Amendment No. 4 dated May 19, 1983 to Agreement and Declaration of Trust
      (Reference B).

1(e)- Amendment No. 5 dated May 19, 1983 to Agreement and Declaration of Trust
      (Reference B).

1(f)- Amendment No. 6 dated December 19, 1983 to Agreement and Declaration of
      Trust (Reference D).

1(g)- Amendment No. 7 dated August 23, 1985 to Agreement and Declaration of
      Trust (Reference E).

1(h)- Amendment No. 8 dated September 26, 1990 to Agreement and Declaration of
      Trust (Reference H).

1(i)- Amendment No. 9 dated October 1, 1990 to Agreement and Declaration of
      Trust (Reference H).

1(j)- Amendment No. 10 to Agreement and Declaration of Trust (Reference I).

1(k)- Amendment No. 11 to Agreement and Declaration of Trust (Reference J).

1(l)- Amendment No. 12 to Agreement and Declaration of Trust (Reference L).

1(m)- Amendment No. 13 to Agreement and Declaration of Trust (Reference P).

1(n)- Amendment No. 14 dated July 11, 1995 to Agreement and Declaration of Trust
      (Reference U).

1(o)- Amendment No. 15 to Agreement and Declaration of Trust(Reference V).

1(p)- Amendment No. 16 to Agreement and Declaration of Trust(Reference V).

2-    By-Laws of the Registrant (Reference A).

2(a)- Amendment dated May 9, 1983 to Section 2.3 of the By-Laws (Reference B).

2(b)- Amendment dated April 21, 1983 to Sections 1.1 and 5.3 of the By-Laws
      (Reference D).

2(c)- Amendment dated August 29, 1983 to Section 6.3 of the By-Laws (Reference
      D).

2(d)- Amendment dated December 19, 1983 to Sections 1.1 and 5.3 of the By-Laws
      (Reference D).

2(e)- Amendment dated January 26, 1987 to Section 3.7 of the By-Laws (Reference
      F).

3-    Not Applicable.

4- Instruments Defining Rights of Shareholders (Articles IV and V of the Agreement and Declaration of Trust dated July 15, 1982, as amended to date, is incorporated by reference to Exhibit 1 hereof).

5- Advisory Agreement dated October 5, 1990 between Registrant and The Northern Trust Company (Reference H).

5(a)- Addendum No. 1 to Advisory Agreement between Registrant and the Northern
      Trust Company (Reference I).

5(b)- Addendum No. 1, dated June 8, 1992, to Investment Advisory Agreement,dated
      October 5, 1990, between The Northern Trust Company and the Registrant (Reference J).

5(c)- Addendum No. 2 to Investment Advisory Agreement between the Registrant and
      The Northern Trust Company (Reference K).

5(d)- Addendum No. 3 to Investment Advisory Agreement between the Registrant and
      The Northern Trust Company (Reference M).

5(e)- Addendum No. 4 to Investment Advisory Agreement between the Registrant and
      The Northern Trust Company (Reference S).

5(f)- Addendum No. 5 to Investment Advisory Agreement between the Registrant and
      The Northern Trust Company (Reference V).

6- Distribution Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference I).

6(a)- Addendum No. 1 to Distribution Agreement between the Registrant and
      Goldman, Sachs & Co. (Reference K).

6(b)- Addendum No. 2 to Distribution Agreement between the Registrant and
      Goldman, Sachs & Co. (Reference L).

6(c)- Addendum No. 3 to Distribution Agreement between the Registrant and
      Goldman, Sachs & Co. (Reference T).

6(d)- Addendum No. 4 to Distribution Agreement between the Registrant and
      Goldman, Sachs & Co (Reference V).

7 -   Not Applicable.

8- Custodian Agreement dated June 8, 1992 between Registrant and The Northern Trust Company (Reference I).

8(a)- Addendum No. 1 to Custodian Agreement between the Registrant and The
      Northern Trust Company (Reference J).

8(b)- Addendum No. 2 to Custodian Agreement between Registrant and The Northern
      Trust Company (Reference L).

8(c)- Addendum No. 3 to Custodian Agreement between Registrant and The Northern
      Trust Company (Reference V).

8(e)- Foreign Custody Agreement between the Registrant and The Northern Trust Company (Reference T).

8(f)- Addendum No. 1 to Foreign Custody Agreement between the Registrant and The Northern Trust Company (Reference V).

9 - Agreement and Plan of Reorganization between Registrant and The Benchmark Tax-Exempt Fund (Reference G).

9(a)- Revised and Restated Transfer Agency Agreement between Registrant and The Northern Trust Company, dated January 8, 1993 (Reference J).

9(b)- Addendum No. 1 to Transfer Agency Agreement between the Registrant and The Northern Trust Company (Reference L).

9(c)- Addendum No. 2 to Transfer Agency Agreement between the Registrant and The Northern Trust Company (Reference S).

9(d)- Addendum No. 3 to Transfer Agency Agreement between the Registrant and The Northern Trust Company (Reference V).

9(f)- Administration Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference I).

9(g)- Amendment dated August 1, 1992 to Administration Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference J).

9(h)- Addendum No. 1 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Reference K).

9(i)- Addendum No. 2 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Reference L).

9(j)- Addendum No. 3 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Reference S).

9(k)- Addendum No. 4 to Administration Agreement between the Registrant and Goldman, Sachs & Co (Reference V).

9(n)- Unitholder Servicing Plan for Subseries B,C, and D Units and Related Form of Servicing Agreement for Subseries B,C, and D Units (Reference V).

12-    Not Applicable.

13-    Subscription Agreement with Goldman, Sachs & Co. (Reference B).

13(a)- Amendment No. 1 to Subscription Agreement with Goldman, Sachs & Co.
       (Reference B).

13(b)- Amendment No. 2 to Subscription Agreement with Goldman, Sachs & Co.
       (Reference C).

13(c)- Amendment No. 3 to Subscription Agreement with Goldman, Sachs & Co.
       (Reference E).

14-    Not Applicable.

15-    Not Applicable.

16- Schedule for computation of performance data for Equity Index Treasury Index Portfolio and Bond Portfolio Portfolio, Diversified Growth Portfolio, U.S. Portfolio, Short-Intermediate Bond (Reference L).

16(a)- Schedule for computation of performance data for Diversified Assets
       Portfolio, Government Portfolio, Government Select Portfolio, Tax-Exempt Portfolio and California Municipal Portfolio (Reference M).

16(b)- Schedule for computation of performance data for U.S. Government
       Securities Portfolio (Reference N).

16(c)- Schedule for computation of performance data for Balanced Portfolio, Diversified Growth Portfolio, Equity Index Portfolio, Focused Growth Portfolio and Small Company Index Portfolio (Reference Q).

18-    Plan entered into by Registrant pursuant to Rule 18f-3 (Reference
       V).

27-    Financial Data Schedules++.

The following exhibits relating to The Benchmark Funds are filed herewith electronically pursuant to EDGAR rules:

1(q)-  Amendment No. 17 to Agreement and Declaration of Trust.

5(g)- Addendum No. 6 to Investment Advisory Agreement between the Registrant and The Northern Trust Company.

6(e)- Addendum No. 5 to Distribution Agreement between the Registrant and Goldman, Sachs & Co.

8(d)- Addendum No. 4 to Custodian Agreement between Registrant and The Northern Trust Company.

9(e)- Addendum No. 4 to Transfer Agency Agreement between the Registrant and The Northern Trust Company.

9(l)- Addendum No. 5 to Administration Agreement between the Registrant and Goldman, Sachs & Co.

___________________


++ Financial Data Schedules relating to the audited financial information for the fiscal year ended November 30, 1996 incorporated by reference in the Statement of Additional Information included in this filing for the Fixed Income and Equity Portfolios were filed on March 27, 1997 as Exhibit 27 to Post Effective Amendment No.33

9(m)- Form of Amended and Restated Administration Agreement between the Registrant and Goldman Sachs & Co.


11(a)- Consent of Counsel

11(b)- Consent of Ernst & Young LLP

27-    Financial Data Schedules (relating to six months ended May 31, 1997)

Item 25. Persons Controlled by or Under Common Control with Registrant Registrant is controlled by its Board of Trustees.

Item 26.  Number of Holders of Securities


                                                             Number of Record
                                                             Holders as of
Title of Class                                               May 2, 1997
--------------                                               ----------------

                                           Class A             Class C              Class D
                                           -------             -------              --------
     Equity Index Portfolio Units............1                    1                   1
     Small Company Index Portfolio Units.....1                    1                   1
     Diversified Growth Portfolio Units......1                  N/A                   1
     Focused Growth Portfolio Units..........1                    1                   1
     U.S. Treasury Index Portfolio Units.....1                    1                   1
     U.S. Government Securities Portfolio....1                  N/A                   1
     Short-Intermediate Bond Portfolio Units.1                  N/A                   1
     Bond Portfolio Units....................1                    1                   1
     Intermediate Bond Portfolio.............1                  N/A                 N/A
     Balanced Portfolio Units................1                    1                   1
     International Growth Portfolio Units....1                    1                   1
     International Bond Portfolio Units......1                  N/A                   1
     International Equity Index Portfolio....4                  N/A                 N/A

Item 27.  Indemnification

Section 6.4, 6.5 and 6.6 of the Registrant's Agreement and Declaration of Trust provide for indemnification of the Registrant's Trustees and officers under certain circumstances. A copy of such Agreement and Declaration of Trust was filed as Exhibit 1 to Registrant's Registration Statement on Form N-1A as initially filed and a copy of Section 6.5 thereof (as amended) was filed as
Exhibit 1(d) to Pre-Effective Amendment No. 1 to such Registration Statement.

Paragraph 7 of the Advisory Agreement between the Registrant and The Northern Trust Company provides for indemnification of The Northern Trust Company or, in lieu thereof, contribution by the Registrant, under certain circumstances. A copy of the Advisory Agreement is filed as Exhibit 5(b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A.


Paragraph 7 of the Form of Amended and Restated Administration Agreement between the Registrant and Goldman, Sachs & Co. provides for indemnification of Goldman, Sachs & Co. or, in lieu thereof, contribution by the Registrant, under certain circumstances. Copies of the Administration Agreement was filed as Exhibit 9(m) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A.

A mutual fund and trustee and officer liability policy purchased jointly by the Registrant and other investment companies advised and/or distributed by Goldman, Sachs & Co. insures such persons and their respective Trustees, partners, officers and employees, subject to the policy's coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 28.  Business and Other Connections of Investment Adviser

The Northern Trust Company, Registrant's investment adviser, is a full service commercial bank and also provides a full range of trust and fiduciary services. Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs of The Northern Trust Company and, with respect to each such person, the name and business address of the company (if any) with which such person has been connected at any time since June 1, 1990, as well as the capacity in which such person was connected.

                           Name and Principal              Connection
Name and Position          Business Address                with
with Investment Adviser    of Other Company                Other Company
-----------------------    ------------------              -------------

Dolores E. Cross           Northern Trust                  Director
                           Corporation
                           50 S. LaSalle Street
                           Chicago, IL 60675

                           Chicago State                   President
                           University
                           95th Street at King Drive
                           Chicago, IL 60643

John R. Goodwin            None
Vice President

Robert S. Hamada           The University                  Edward Eagle


Director                      of Chicago                   Brown
                              Graduate School of           Distinguished
                              Business                     Service
                              1101 East 58th Street        Professor of
                              Chicago, IL  60637           Finance and
                                                           Dean

                              Northern Trust               Director
                              Corporation
                              50 S. LaSalle Street
                              Chicago, IL  60675

                              A.M. Castle & Co.            Director
                              3400 North Wolf Road
                              Franklin Park, IL  60131

                              Chicago Board of Trade       Director
                              141 West Jackson Boulevard
                              Chicago, IL  60604

                            Name and Principal             Connection
Name and Position           Business Address               with
with Investment Adviser     of Other Company               Other Company
-----------------------    --------------------            ---------------

Barry G. Hastings          Northern Trust                  President &
President & Chief          Corporation                     Chief Operating
Operating Officer &        50 S. LaSalle Street            Officer &
Director & Former          Chicago, IL 60675               Director
Vice Chairman and
Senior                     Northern Trust                  Director
Executive Vice             Securities, Inc.
President                  50 S. LaSalle Street
                           Chicago, IL  60675

                           Northern Trust of               Director
                           California Corporation
                           355 S. Grand Avenue
                           Los Angeles, CA  90017

                           Northern Trust                  Vice Chairman
                           of Florida                      of the Board
                           Corporation                     & Director
                           700 Brickell Avenue
                           Miami, FL  33131

                           Nortrust Realty                 Director
                           Management, Inc.
                           50 South LaSalle Street
                           Chicago, IL  60675

Robert A. Helman           Mayer, Brown & Platt            Partner
Director                   190 S. LaSalle Street
                           Chicago, IL  60603

                           Northern Trust                  Director
                           Corporation
                           50 S. LaSalle Street
                           Chicago, IL  60675

                           Chicago Stock Exchange          Governor
                           One Financial Plaza
                           440 S. LaSalle St.
                           Chicago, Il 60605

                           The Horsham                     Director
                           Corporation
                           24 Hazelton Avenue
                           Toronto, Ontario,
                           Canada
                           M5R 2E2


                            Name and Principal             Connection
Name and Position           Business Address               with
with Investment Adviser     of Other Company               Other Company
-----------------------     ------------------             -------------

Robert A. Helman            Alberta Natural Gas            Director
(cont'd)                    Company, Ltd.
                            2900, 240 Fourth Ave., N.W.
                            Calgary, Alberta
                            Canada T2P 4L7

                            Brambles USA, Inc.             Director
                            400 N. Michigan Avenue
                            Chicago, IL  60611

Artur L. Kelly              KEL Enterprises Ltd.           Managing
Director                    135 S. LaSalle Street          Partner
                            Chicago, IL  60603

                            Bayerische Motoren             Director
                            Werke(BMW) A.G. BMW Haus
                            Petuelring 130
                            Postfach 40 02 40
                            D-8000
                            Munich 40 Germany

                            Deere & Company                Director
                            John Deere Rd.
                            Moline, IL 61265

                            Northern Trust                 Director
                            Corporation
                            50 S. LaSalle Street
                            Chicago, IL  60675

                            Nalco Chemical                 Director
                            Company
                            One Nalco Center
                            Naperville, IL
                            60563-1198

                            Snap-on Incorporated           Director
                            2801 80th Street
                            Kenosha, WI  53140

                            Tejas Gas Corporation          Director
                            1301 McKinney St.
                            Houston, TX  77010

                            Name and Principal            Connection
Name and Position           Business Address              with
with Investment Adviser     of Other Company              Other Company
-------------------------   ------------------            -------------
Robert D. Krebs             Santa Fe Pacific              Former Chairman,
Director                    Corporation                   President
                            1700 E. Golf Road             and Chief
                            Schaumburg, IL                Executive
                            60173-5860                    Officer &
                                                          Director

                            Burlington Northern           President and
                            Santa Fe Corporation          Chief Executive
                            PO Box 961052                 Officer &
                            Fort Worth, TX                Director
                            76101-0052

                            Burlington Northern           Director
                            Inc
                            777 Main Street
                            Fort Worth, TX  76102

                            Burlington Northern           Director
                            Railroad Company
                            777 Main Street
                            Fort Worth, TX  76102

                            Santa Fe Pacific              Director
                            Pipelines, Inc.
                            888 S. Figueroa Street
                            Los Angeles, CA 90017

                            Northern Trust                Director
                            Corporation
                            50 South LaSalle Street
                            Chicago, IL  60675

                            Phelps Dodge                  Director
                            Corporation
                            2600 North Central Ave.
                            Phoenix, AZ
                            85004-3014

                            Santa Fe Energy               Director
                            Resources, Inc.
                            1616 South Voss Road
                            Houston, TX  77057

                            Santa Fe Pacific              Director
                            Gold Corporation
                            P.O. Box 27019
                            Albuquerque, NM 87125


                            Name and Principal        Connection
Name and Position           Business Address          with
with Investment Adviser     of Other Company          Other Company
-------------------------   --------------------      ---------------

Robert D. Krebs             Santa Fe Pacific          Director
(cont'd)                    Gold Corporation
                            6200 Uptown Blvd.
                            Albuquerque, NM 87110

Frederick A. Krehbiel       Molex Incorporated        Chairman and
Director                    2222 Wellington Court     Chief Executive
                            Lisle, IL 60532-1682      Officer, Former
                                                      Vice Chairman

Frederick A. Krehbiel       Northern Trust            Director
Director                    Corporation
                            50 South LaSalle Street
                            Chicago, IL  60675

                            Nalco Chemical Company    Director
                            One Nalco Center
                            Naperville, IL 60563-1198

                            Tellabs, Inc.             Director
                            4951 Indiana Avenue
                            Lisle, IL  60532

Roger W. Kushla             The Northern Trust        Director
Senior Vice President       Company of New York
                            80 Broad Street, 19th Fl.
                            New York, NY  10004

Robert A. LaFleur           None
Senior Vice President

Thomas L. Mallman           None
Senior Vice President

James J. Mitchell, III      The Northern Trust        Director
Executive Vice              Company of New York
President                   80 Broad Street, 19th Fl.
                            New York, NY  10004

William G. Mitchell         Northern Trust            Director
Director                    Corporation
                            50 South LaSalle Street
                            Chicago, IL  60675


                           Name and Principal             Connection
Name and Position          Business Address               with
with Investment Adviser    of Other Company               Other Company
-------------------------  ------------------             -------------

William G. Mitchell        The Interlake                  Director
(cont'd)                   Corporation
                           7701 Harger Road
                           Oak Brook, IL
                           60521-1488

                           Peoples Energy                 Director
                           Corporation
                           122 South Michigan
                           Avenue
                           Chicago, IL  60603


William G. Mitchell        The Sherwin-Williams           Director
                           Company
                           101 Prospect Avenue, N.W.
                           Cleveland, OH  44115-1075

Edward J. Mooney           Nalco Chemical Company         Chairman, Chief
Director                   Are Nalco Center               Executive
                           Naperville, Il                 Officer,
                           60663-1198                     President & Director

                           Morton International, Inc.     Director
                           100 North Riverside Plaza
                           Chicago, Il 60605

William A. Osborn          Northern Trust                 Director
Chairman and               Corporation
Chief Executive            Securities, Inc.
Officer                    50 S. LaSalle Street
Former President           Chicago, IL  60675
and Chief Operating
Officer & Former Senior    Northern Trust of              Director
Executive Vice             California Corporation         and Former
President                  355 S. Grand Avenue            Chairman of
                           Los Angeles, CA  90017         the Board

                           Northern Trust Bank of         Former Chairman
                           California N.A.                of the Board
                           355 S. Grand Avenue
                           Los Angeles, CA  90017

                           Nortrust Realty                Director
                           Management Inc.
                           50 S. LaSalle St.
                           Chicago, IL  60675


                             Name and Principal            Connection
Name and Position            Business Address              with
with Investment Adviser      of Other Company              Other Company
-------------------------    -----------------------       ----------------

William A. Osborn            Northern Futures              Director
(cont'd)                     Corporation
                             50 South LaSalle Street
                             Chicago, IL  60675

Sheila A. Penrose            Northern Trust Global         Director
Executive Vice               Advisors, Inc.
President                    29 Federal Street
                             Stamford, CT  06901

Perry R. Pero                Northern Futures              Director
Senior Executive Vice        Corporation
Vice President,              50 South LaSalle Street
Chief Financial              Chicago,  IL  60675
Officer and
Cashier                      Northern Investment           Former Chairman,
                             Corporation                   President and Director
                             50 South LaSalle Street       Former Treasurer
                             Chicago IL  60675

                             Northern Trust                Director
                             Securities, Inc.
                             50 South LaSalle Street
                             Chicago, IL  60675

                             Nortrust Realty               Director
                             Management, Inc.
                             50 South LaSalle Street
                             Chicago, IL 60675

Peter L. Rossiter            Schiff, Hardin                Former
Executive Vice               & Waite                       Partner
                             7200 Sears Tower
                             Chicago, IL  60606

                             Tanglewood Bancshares         Former Vice
                             Inc                           President and
                             600 Bering Dr.                Director
                             Houston, TX  77057

                                 Name and Principal          Connection
Name and Position                 Business Address              with
with Investment Adviser           of Other Company          Other Company
-----------------------       ------------------------      -------------
Peter L. Rossiter             Consolidated                  Director
(cont'd)                      Communications Inc.

                              Illinois Consolidated
                              Telephone Company
                              121 S. 17th St.
                              Mattoon, IL 61938

                              Northern Trust                Executive
                              Corporation                   Vice
                              50 South LaSalle              President,
                              Street                        General
                              Chicago, IL  60675            Counsel and
                                                            Secretary

Harold B. Smith               Illinois Tool                 Chairman of
Director                      Works Inc.                    the Executive
                              3600 West Lake                Committee
                              Avenue                        and a
                              Glenview, IL 60025-5811       Director

                              Northern Trust                Director
                              Corporation

                              50 South LaSalle Street
                              Chicago, IL 60675

                              W. W. Grainger, Inc.          Director
                              5500 West Howard Street
                              Skokie, IL 60077

                              Northwestern Mutual           Trustee
                              Life Insurance Co.
                              720 East Wisconsin Avenue
                              Milwaukee, WI 53202

William D. Smithburg          The Quaker Oats               Chairman,
Director                      Company                       President and
                              321 North Clark Street        Chief Executive
                              Chicago, IL 60610             Officer
                                                            and Director

                              Northern Trust                Director
                              Corporation
                              50 South LaSalle Street
                              Chicago, IL 60675

                                   Name and Principal            Connection
Name and Position                   Business Address                with
with Investment Adviser             of Other Company            Other Company
-------------------------     ----------------------------      -------------
William D. Smithburg          Abbott Laboratories               Director
(cont'd)                      One Abbott Park Road

                              Abbott Park, Il 60675

                              Corning Incorporated              Director
                              Corning, NY 14831

                              Prime Capital                     Director
                              Corporation
                              P.O. Box 8460
                              Rolling Meadows, IL 60008

James M. Snyder               None
Senior Vice
President

Bide L. Thomas                Commonwealth Edison               Former President
                              Company
                              One First National                and a
                              Plaza
                              Chicago, IL 60603                 Former Director

                              MYR Group Inc.                    Director
                              *(formerly L.E. Myers
                              Company)
                              2550 W. Golf Rd.
                              Rolling Meadows, IL 60008

                              Northern Trust                    Director
                              Corporation
                              50 South LaSalle Street
                              Chicago, IL 60675

                              R. R. Donnelley                   Director
                              & Sons Company
                              77 West Wacker Drive
                              Chicago, IL 60601

* Name change

     Item 29.                 Principal Underwriters

     (a) Goldman, Sachs & Co., or an affiliate or a division thereof, currently serves as investment adviser and distributor of the units or shares of Goldman Sachs Money Market Trust, Goldman Sachs Trust, Goldman Sachs Equity Portfolios, Inc. and Trust for Credit Unions. Goldman, Sachs & Co., or a division thereof, currently serves as administrator and distributor for The Benchmark Funds and The Commerce Funds.

     (b) Set forth below is certain information pertaining to the executive committee of Goldman, Sachs & Co., Registrant's principal underwriter. None of the members of the executive committee hold positions or offices with the Registrant.

                       GOLDMAN SACHS EXECUTIVE COMMITTEE

          Name and Principal
          Business Address                      Position
          ----------------                      --------

          Jon S. Corzine (1)               Chief Executive Officer
          Robert J. Hurst (1)              Managing Director
          Henry M. Paulson, Jr.(1)         Chief Operating Officer
          John A. Thain (1)(3)             Chief Financial Officer
          John L. Thornton (3)             Managing Director
          Roy J. Zuckerberg (2)            Managing Director
          ______________________

     (1)  85 Broad Street, New York, NY  10004
     (2)  One New York Plaza, New York, NY 10004
     (3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,
          England

      (c) Not Applicable.

     Item 30.  Location of Accounts and Records

          The Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Goldman, Sachs & Co., Goldman Sachs Asset Management, 85 Broad Street, New York, New York, 10004. Records relating to Goldman, Sachs & Co.'s functions as distributor and administrator for the Registrant are located at the same address. All other accounts, books and other documents required to be maintained under
     Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675.

     Item 31.  Management Services

     Not Applicable.

     Item 32.  Undertakings

          The Annual Report will contain certain performance information and is available to any recipient of the Prospectuses upon request and without charge by writing to Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of this Registration Statement for effectiveness pursuant to Rule 485(b) of the Securities and Exchange Act of 1933 and has duly caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 26th day of September, 1997.

     THE BENCHMARK FUNDS

     By:  /s/ Michael J. Richman
        ------------------------
          Michael J. Richman
          Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


            Name                       Title           Date
            ----                     ---------  ------------------

      SCOTT M. GILMAN *              Treasurer  September 26, 1997
-----------------------------        and Chief
      Scott M. Gilman                Executive
                                     Officer

      WILLIAM H. SPRINGER *          Trustee    September 26, 1997
-----------------------------
      William H. Springer

      JAMES J. GAVIN, JR. *          Trustee    September 26, 1997
-----------------------------
      James J. Gavin, Jr.

      FREDERICK T. KELSEY *          Trustee    September 26, 1997
-----------------------------
      Frederick T. Kelsey

      EDWARD J.CONDON *              Trustee    September 26, 1997
-----------------------------
      Edward J. Condon

      JOHN W. ENGLISH *              Trustee    September 26, 1997
-----------------------------
      John W. English

      RICHARD P. STRUBEL *           Trustee    September 26, 1997
-----------------------------
      Richard P. Strubel

      RICHARD G. CLINE *             Trustee    September 26, 1997
-----------------------------
      Richard G. Cline

      SANDRA P. GUTHMAN *            Trustee    September 26, 1997
-----------------------------
      Sandra P. Guthman



     *By:    /s/ Michael J. Richman             September 26, 1997
     ---------------------------------
                 Michael J. Richman,
                 Attorney-in-fact

               Michael J. Richman,
               Attorney-in-fact

                                      C-20